UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04347

GMO Trust
(Exact name of registrant as specified in charter)

40 Rowes Wharf, Boston, MA			02110
(Address of principal executive offices)			(Zip code)

Scott Eston, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-346-7646

Date of fiscal year end:	02/28/07

Date of reporting period:	08/31/06

Item 1. Reports to Stockholders.

The semiannual reports for each series of the registrant for the periods ended August 31, 2006 are filed herewith.

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.0%
Short-Term Investments	4.0
Futures	0.0
Other	0.0
100.0%
Industry Sector Summary	% of Equity Investments
Financial	20.8%
Technology	13.9
Services	10.7
Health Care	10.0
Retail Stores	9.6
Construction	8.0
Utility	7.0
Consumer Goods	5.1
Machinery	3.9
Manufacturing	3.0
Automotive	2.4
Food & Beverage	2.2
Primary Process Industry	1.6
Oil & Gas	1.0
Transportation	0.5
Metals & Mining	0.3
100.0%

1

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.0%
	Automotive — 2.3%
1,800	American Axle & Manufacturing Holdings, Inc.	30,042
4,025	ArvinMeritor, Inc.	59,771
1,800	BorgWarner, Inc.	102,078
9,100	Goodyear Tire & Rubber Co. (The) *	123,760
2,300	Navistar International Corp. *	52,762
1,200	Oshkosh Truck Corp.	62,040
1,700	Superior Industries International, Inc.	28,747
4,600	Tenneco Automotive, Inc. *	104,650
2,200	TRW Automotive Holdings Corp. *	54,252
		618,102
	Construction — 7.7%
1,000	AMB Property Corp. REIT	55,830
2,500	American Home Mortgage Acceptance Corp. REIT	79,250
4,000	Annaly Capital Management, Inc.	50,040
5,000	Anthracite Capital, Inc. REIT	64,250
3,800	Anworth Mortgage Asset Corp. REIT	29,754
900	Beazer Homes USA, Inc.	36,270
600	BRE Properties, Inc.-Class A	35,454
900	Crane Co.	35,982
1,000	Drew Industries, Inc. *	26,110
2,400	EMCOR Group, Inc. *	133,056
900	Equity Lifestyle Properties, Inc. REIT	40,347
2,300	FelCor Lodging Trust, Inc. REIT	49,335
1,000	Forest City Enterprises, Inc.-Class A	53,780
1,400	Hovnanian Enterprises, Inc.-Class A *	37,114
800	Jacobs Engineering Group, Inc. *	69,672
2,400	KB Home	102,624
1,500	Kilroy Realty Corp. REIT	118,605
1,400	Lennox International, Inc.	32,956
1,000	M/I Homes, Inc.	32,360
1,000	Martin Marietta Materials, Inc.	82,360

See accompanying notes to the financial statements.

2

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Construction — continued
2,774	MDC Holdings, Inc.	118,699
9,700	MFA Mortgage Investments, Inc. REIT	68,191
1,600	Mission West Properties REIT	17,360
2,900	National Health Investors, Inc. REIT	79,286
1,250	New Century Financial Corp.	48,387
400	Newcastle Investment Corp. REIT	10,984
3,600	Ryland Group, Inc.	153,612
500	Simpson Manufacturing Co., Inc.	13,175
300	SL Green Realty Corp. REIT	33,468
2,900	Standard-Pacific Corp.	69,397
900	Technical Olympic USA, Inc.	10,944
1,400	Thor Industries, Inc.	59,052
7,800	Thornburg Mortgage, Inc. REIT	179,166
900	USG Corp. *	45,900
800	Watsco, Inc.	35,152
		2,107,922
	Consumer Goods — 4.9%
2,500	Columbia Sportswear Co. *	122,050
1,600	Ethan Allen Interiors, Inc.	54,000
2,500	Fossil, Inc. *	47,050
4,300	Furniture Brands International, Inc.	82,345
600	Herman Miller, Inc.	16,944
500	HNI Corp.	19,950
4,600	Jones Apparel Group, Inc.	143,980
900	Kellwood Co.	24,669
1,700	K-Swiss, Inc.-Class A	46,767
3,000	La-Z-Boy, Inc.	41,850
5,800	Liz Claiborne, Inc.	216,746
1,000	Matthews International Corp.-Class A	35,600
200	Middleby Corp. *	15,708
1,100	Oakley, Inc.	18,095
2,100	Playtex Products, Inc. *	27,615
1,050	Select Comfort Corp. *	20,843

See accompanying notes to the financial statements.

3

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Consumer Goods — continued
2,600	Steven Madden, Ltd.	95,810
3,700	Timberland Co.-Class A *	105,117
3,900	Tupperware Corp.	70,239
1,800	Universal Corp.	69,534
1,800	Vector Group, Ltd.	31,086
358	Whirlpool Corp.	28,966
		1,334,964
	Financial — 19.9%
900	Amcore Financial, Inc.	27,045
800	American Capital Strategies, Ltd.	30,984
4,600	American Financial Group, Inc.	214,912
2,400	AmeriCredit Corp. *	56,376
3,000	AmerUs Group Co.	203,400
700	Arthur J. Gallagher & Co.	18,760
1,400	Associated Banc Corp.	44,156
5,250	Astoria Financial Corp.	161,175
2,000	Bancorpsouth, Inc.	56,120
800	BankAtlantic Bancorp, Inc.-Class A	11,256
400	BlackRock, Inc.-Class A	52,060
1,000	Brown & Brown, Inc.	29,940
700	Camden National Corp.	30,450
1,500	CB Richard Ellis Group, Inc.-Class A *	34,500
1,725	Chittenden Corp.	49,766
900	City National Corp.	59,220
1,340	Commerce Bancshares, Inc.	67,161
3,800	Commerce Group, Inc.	113,202
800	CompuCredit Corp. *	23,320
2,706	Delphi Financial Group, Inc.-Class A	105,209
800	Dollar Thrifty Automotive Group, Inc. *	34,144
1,200	Downey Financial Corp.	73,668
5,500	First American Corp.	223,410
1,100	First Midwest Bancorp, Inc.	41,085
600	FirstFed Financial Corp. *	30,516

See accompanying notes to the financial statements.

4

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Financial — continued
2,700	FirstMerit Corp.	62,127
5,600	Flagstar Bancorp, Inc.	81,424
4,900	Fremont General Corp.	69,972
2,400	Friedman, Billings, Ramsey Group, Inc.-Class A	19,800
900	GATX Corp.	33,399
1,000	Great Southern Bancorp, Inc.	27,870
3,100	Greater Bay Bancorp	88,257
1,300	Hanover Insurance Group (The), Inc.	57,850
2,150	HCC Insurance Holdings, Inc.	69,854
6,800	IMPAC Mortgage Holdings, Inc. REIT	61,812
4,300	IndyMac Bancorp, Inc.	168,130
1,800	Investment Technology Group, Inc. *	83,178
700	Investors Financial Services Corp.	32,452
4,900	Janus Capital Group, Inc.	87,122
2,700	Jefferies Group, Inc.	67,284
900	Kansas City Life Insurance Co.	38,421
2,600	Knight Capital Group, Inc.-Class A *	45,396
1,900	LaBranche & Co., Inc. *	15,770
1,300	LandAmerica Financial Group, Inc.	82,212
2,600	Leucadia National Corp.	66,898
700	MAF Bancorp, Inc.	28,889
1,000	Mercury General Corp.	50,270
2,900	MoneyGram International, Inc.	91,060
3,800	Nationwide Financial Services, Inc.-Class A	183,958
1,000	NCO Group, Inc. *	26,200
800	Novastar Financial, Inc. REIT	23,568
6,200	Old Republic International Corp.	129,580
4,100	PMI Group (The), Inc.	177,284
1,100	Pre-Paid Legal Services, Inc.	41,316
3,800	Protective Life Corp.	174,914
1,800	Radian Group, Inc.	107,784
1,750	Raymond James Financial, Inc.	48,510
1,500	Redwood Trust, Inc. REIT	72,960
3,000	Reinsurance Group of America, Inc.	155,040

See accompanying notes to the financial statements.

5

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Financial — continued
1,300	Ryder Systems, Inc.	64,246
1,000	Saxon Capital, Inc. REIT	13,910
2,500	StanCorp Financial Group, Inc.	116,425
1,200	Stewart Information Services Corp.	40,932
600	Student Loan Corp.	110,280
5,400	TCF Financial Corp.	140,778
300	Transatlantic Holdings, Inc.	18,426
3,400	Trustmark Corp.	107,338
900	United Fire & Casualty Co.	25,182
1,000	United Rentals, Inc. *	21,660
3,600	W.R. Berkley Corp.	126,000
2,506	Washington Federal, Inc.	55,683
2,300	Webster Financial Corp.	108,652
1,300	Westamerica Bancorporation	62,179
1,400	Wilmington Trust Corp.	61,670
		5,435,757
	Food & Beverage — 2.2%
700	Brown-Forman Corp.-Class B	53,886
1,900	Flowers Foods, Inc.	51,585
1,600	Lancaster Colony Corp.	70,624
2,800	NBTY, Inc. *	89,208
700	Sanderson Farms, Inc.	21,882
4,800	Smithfield Foods, Inc. *	144,144
10,600	Tyson Foods, Inc.-Class A	156,138
		587,467
	Health Care — 9.6%
700	Adolor Corp. *	17,465
3,000	Apria Healthcare Group *	61,170
2,000	Cephalon, Inc. *	114,040
1,400	Cerner Corp. *	64,484
2,100	Endo Pharmaceuticals Holdings, Inc. *	69,363
5,300	Health Net, Inc. *	221,593

See accompanying notes to the financial statements.

6

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Health Care — continued
1,700	Henry Schein, Inc. *	84,779
2,000	Idexx Laboratories, Inc. *	184,020
17,400	King Pharmaceuticals, Inc. *	282,228
1,100	Kyphon, Inc. *	39,831
600	LCA-Vision, Inc.	26,418
5,800	Lincare Holdings, Inc. *	214,774
900	Mentor Corp.	43,686
400	Molecular Devices Corp. *	9,604
1,500	Odyssey HealthCare, Inc. *	24,060
2,800	Omnicare, Inc.	126,868
2,200	Owens & Minor, Inc.	70,774
700	PDL BioPharma, Inc. *	13,790
1,000	Pediatrix Medical Group, Inc. *	45,800
1,900	Per-Se Technologies, Inc. *	43,301
6,000	Pharmaceutical Product Development, Inc.	228,720
600	PolyMedica Corp.	24,354
2,300	Res-Care, Inc. *	46,115
1,200	ResMed, Inc. *	48,816
2,400	Respironics, Inc. *	88,584
2,800	Spectranetics Corp. (The) *	30,520
2,800	Techne Corp. *	142,520
4,500	Tenet Healthcare Corp. *	35,460
1,600	Thoratec Corp. *	23,456
600	United Surgical Partners International, Inc. *	16,932
2,000	Universal Health Services, Inc.-Class B	113,240
1,600	VCA Antech, Inc. *	56,672
		2,613,437
	Machinery — 3.8%
3,200	AGCO Corp. *	79,520
2,100	Cameron International Corp. *	100,611
600	Carbo Ceramics, Inc.	23,964
800	Cummins, Inc.	91,856
2,400	Flowserve Corp. *	122,736

See accompanying notes to the financial statements.

7

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Machinery — continued
1,600	FMC Technologies, Inc. *	94,112
900	Grant Prideco, Inc. *	37,377
800	Lincoln Electric Holdings, Inc.	44,024
1,000	Manitowoc Co., Inc. (The)	44,200
1,700	MSC Industrial Direct Co., Inc.-Class A	66,912
100	NACCO Industries, Inc.-Class A	13,353
700	Nordson Corp.	28,028
1,600	Oceaneering International, Inc. *	57,552
1,900	Superior Energy Services, Inc. *	60,667
3,200	Terex Corp. *	140,576
1,500	Transmontaigne, Inc. *	17,010
		1,022,498
	Manufacturing — 2.9%
2,000	Barnes Group, Inc.	32,840
200	Greif, Inc.-Class A	14,170
1,400	Kaman Corp.-Class A	25,074
900	Mueller Industries, Inc.	34,488
1,400	Myers Industries, Inc.	23,002
3,600	Owens-IIlinois, Inc. *	54,576
3,800	Reliance Steel & Aluminum Co.	124,526
2,000	Sonoco Products Co.	66,960
1,600	SPX Corp.	84,480
1,500	Standex International Corp.	44,175
1,200	Temple-Inland, Inc.	53,424
4,200	Trinity Industries, Inc.	140,112
700	Valmont Industries, Inc.	36,512
1,700	Wabtec Corp.	47,957
		782,296
	Metals & Mining — 0.3%
1,200	Arch Coal, Inc.	39,300
1,200	CONSOL Energy, Inc.	43,764
		83,064

See accompanying notes to the financial statements.

8

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Oil & Gas — 0.9%
600	Ashland, Inc.	37,884
500	Crosstex Energy, Inc.	46,100
1,000	Houston Exploration Co. (The) *	64,150
2,500	Stone Energy Corp. *	110,425
		258,559
	Primary Process Industry — 1.6%
700	Airgas, Inc.	25,074
700	Allegheny Technologies, Inc.	40,145
3,000	Commercial Metals Co.	64,770
2,000	Metal Management, Inc.	51,160
900	Millipore Corp. *	57,762
1,000	Olympic Steel, Inc.	27,650
900	OM Group, Inc. *	36,000
1,900	Ryerson Tull, Inc.	40,242
1,000	Sensient Technologies Corp.	20,120
3,600	Worthington Industries, Inc.	68,796
		431,719
	Retail Stores — 9.2%
800	Advance Auto Parts, Inc.	24,096
900	AnnTaylor Stores Corp. *	35,820
1,400	Big Lots, Inc. *	25,690
3,200	BJ's Wholesale Club, Inc. *	84,320
700	Borders Group, Inc.	13,391
1,500	Casey's General Stores, Inc.	35,460
900	Cato Corp.-Class A	20,907
2,700	Circuit City Stores, Inc.	63,747
200	Conn's, Inc. *	3,990
1,000	Dillard's, Inc.-Class A	31,180
6,300	Dollar Tree Stores, Inc. *	181,314
2,200	Dress Barn, Inc. *	38,830
2,800	Family Dollar Stores, Inc.	71,596
4,000	Fastenal Co.	146,720

See accompanying notes to the financial statements.

9

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Retail Stores — continued
2,800	Great Atlantic & Pacific Tea Co.	64,204
1,500	Group 1 Automotive, Inc.	67,950
1,100	Gymboree Corp. (The) *	36,905
1,250	Hibbett Sporting Goods, Inc. *	30,663
1,700	Ingles Markets, Inc.-Class A	43,520
2,500	Insight Enterprises, Inc. *	45,025
1,000	Lithia Motors, Inc.-Class A	25,520
1,000	Longs Drug Stores Corp.	45,430
700	Men's Wearhouse, Inc.	24,815
900	OfficeMax, Inc.	37,377
7,000	O'Reilly Automotive, Inc. *	207,830
2,600	Pacific Sunwear of California, Inc. *	34,736
1,500	Pantry (The), Inc. *	70,290
3,300	Payless ShoeSource, Inc. *	77,418
1,400	Pier 1 Imports, Inc.	8,946
3,100	RadioShack Corp.	55,986
5,850	Rent-A-Center, Inc. *	158,535
700	Retail Ventures, Inc. *	10,031
3,000	Ross Stores, Inc.	73,470
600	Ruddick Corp.	15,474
2,500	Sonic Automotive, Inc.	52,875
7,800	Supervalu, Inc.	222,768
1,800	Talbots, Inc.	39,618
600	Tween Brands, Inc. *	20,436
7,800	United Auto Group, Inc.	159,276
3,000	Williams-Sonoma, Inc.	88,380
700	Zale Corp. *	18,725
		2,513,264
	Services — 10.3%
3,700	Allied Waste Industries, Inc. *	38,258
4,750	Applebee's International, Inc.	98,563
666	Aqua America, Inc.	15,778
1,500	Banta Corp.	70,575

See accompanying notes to the financial statements.

10

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Services — continued
6,800	BearingPoint, Inc. *	56,848
1,600	Bob Evans Farms, Inc.	45,344
4,600	Brinker International, Inc.	176,962
1,800	Career Education Corp. *	34,470
2,700	CBRL Group, Inc.	102,168
2,200	Cenveo, Inc. *	46,200
700	Corinthian Colleges, Inc. *	8,484
1,900	Darden Restaurants, Inc.	67,260
2,950	Factset Research Systems, Inc.	130,095
3,100	Iron Mountain, Inc. *	127,069
2,900	ITT Educational Services, Inc. *	191,661
2,800	Jack in the Box, Inc. *	134,344
400	Landry's Restaurants, Inc.	10,940
400	Lee Enterprises, Inc.	9,904
3,100	Manpower, Inc.	183,241
4,800	Mediacom Communications Corp.-Class A *	32,832
4,100	Monster Worldwide, Inc. *	167,034
2,000	Nash Finch Co.	45,700
1,600	New York Times Co.-Class A	36,032
2,600	OSI Restaurant Partners, Inc.	80,522
1,000	O'Charley's, Inc. *	18,490
3,000	Papa John's International, Inc. *	102,000
2,400	Performance Food Group Co. *	59,064
500	R.H. Donnelley Corp. *	27,160
1,300	Rare Hospitality International, Inc. *	37,232
800	Reader's Digest Association (The), Inc.	10,248
800	Regis Corp.	29,352
3,100	Robert Half International, Inc.	95,914
2,300	Ruby Tuesday, Inc.	59,386
1,100	Ryan's Restaurant Group, Inc. *	17,336
3,000	Sabre Holdings Corp.-Class A	65,760
3,400	Sinclair Broadcast Group-Class A	26,248
5,700	Six Flags, Inc. *	29,754
3,225	Sonic Corp. *	70,724
1,000	Stericycle, Inc. *	66,690

See accompanying notes to the financial statements.

11

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Services — continued
3,800	Valassis Communications, Inc. *	74,936
2,900	World Fuel Services Corp.	104,516
		2,805,094
	Technology — 13.3%
1,600	AAR Corp. *	35,696
1,200	ADTRAN, Inc.	29,844
2,800	Akamai Technologies, Inc. *	109,760
1,000	Alliant Techsystems, Inc. *	76,490
800	Amphenol Corp.-Class A	45,976
900	Ansys, Inc. *	42,066
1,000	AO Smith Corp.	40,110
2,700	Applera Corp.-Applied Biosystems Group	82,755
3,700	Arrow Electronics, Inc. *	103,230
4,700	Avnet, Inc. *	91,932
4,000	AVX Corp.	66,440
1,000	Bankrate, Inc. *	28,420
3,900	BEA Systems, Inc. *	53,547
800	Black Box Corp.	30,832
4,100	BMC Software, Inc. *	109,142
1,866	Brightpoint, Inc. *	31,050
2,900	Ceridian Corp. *	69,223
700	Checkfree Corp. *	25,060
2,600	CNET Networks, Inc. *	24,518
2,200	CommScope, Inc. *	64,262
700	Computer Programs & Systems, Inc.	23,814
900	Concur Technologies, Inc. *	12,537
4,600	Convergys Corp. *	96,002
400	Curtiss-Wright Corp.	12,436
900	Cymer, Inc. *	37,035
2,700	Cypress Semiconductor Corp. *	42,228
1,600	Deluxe Corp.	28,672
2,000	Digital Insight Corp. *	52,020
1,900	Electronics for Imaging *	43,776
1,000	Energizer Holdings, Inc. *	66,860

See accompanying notes to the financial statements.

12

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Technology — continued
2,900	Foundry Networks, Inc. *	35,293
600	Global Payments, Inc.	22,830
1,000	Greatbatch, Inc. *	24,460
2,700	Harris Corp.	118,584
2,800	IKON Office Solutions, Inc.	39,900
3,900	Informatica Corp. *	57,096
13,600	Ingram Micro, Inc.-Class A *	244,800
4,900	Intersil Corp.-Class A	124,215
2,300	JDA Software Group, Inc. *	38,157
1,700	Lam Research Corp. *	72,743
2,200	Lightbridge, Inc. *	26,180
1,700	Mantech International Corp.-Class A *	51,748
1,100	Maximus, Inc.	29,282
1,300	Micrel, Inc. *	13,026
2,400	Microsemi Corp. *	66,648
500	Neoware, Inc. *	6,450
14,800	Novell, Inc. *	98,716
2,300	Plexus Corp. *	45,586
4,100	QLogic Corp. *	75,358
1,100	Silicon Laboratories, Inc. *	38,797
1,000	SYKES Enterprises, Inc. *	20,110
1,300	Synopsys, Inc. *	24,648
2,300	Syntel, Inc.	50,393
3,900	Tech Data Corp. *	136,071
900	Tektronix, Inc.	25,506
15,200	Tellabs, Inc. *	154,888
1,400	Thomas & Betts Corp. *	63,224
1,400	Transaction Systems Architects, Inc. *	46,438
2,900	Unisys Corp. *	15,515
1,900	United Stationers, Inc. *	87,077
1,000	Veeco Instruments, Inc. *	24,460
500	Vital Images, Inc. *	14,680
1,400	Webmethods, Inc. *	11,046

See accompanying notes to the financial statements.

13

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Technology — continued
1,100	WESCO International, Inc. *	64,350
4,900	Western Digital Corp. *	89,670
		3,633,678
	Transportation — 0.4%
1,400	EGL, Inc. *	42,798
6,100	ExpressJet Holdings, Inc. *	42,639
450	Forward Air Corp.	14,463
800	Genesee & Wyoming, Inc.-Class A *	19,912
		119,812
	Utility — 6.7%
7,000	American Tower Corp.-Class A *	251,020
500	Black Hills Corp.	17,405
15,200	Centerpoint Energy, Inc.	219,640
3,700	CenturyTel, Inc.	147,334
6,800	CMS Energy Corp. *	99,552
6,400	Crown Castle International Corp. *	219,904
3,100	Duquesne Light Holdings, Inc.	61,039
1,000	Energy East Corp.	24,250
2,700	Great Plains Energy, Inc.	82,404
1,950	MDU Resources Group, Inc.	47,775
400	National Fuel Gas Co.	15,268
300	New Jersey Resources Corp.	14,898
1,800	NII Holdings, Inc. *	96,030
2,400	NSTAR	79,032
1,400	OGE Energy Corp.	52,136
5,300	Pepco Holdings, Inc.	134,567
2,500	Puget Energy, Inc.	56,575
7,000	TECO Energy, Inc.	110,390
300	Telephone & Data Systems, Inc.	12,723
3,900	Time Warner Telecom, Inc.-Class A *	70,083
400	WPS Resources Corp.	20,552
		1,832,577
	TOTAL COMMON STOCKS (COST $22,714,540)	26,180,210

See accompanying notes to the financial statements.

14

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 4.0%
1,099,771	Citigroup Global Markets Repurchase Agreement, dated 08/31/06, due 09/01/06, with a a maturity value of $1,099,880 and an effective yield of 3.55%, collateralized by a U.S. Treasury Bond with a rate of 12.00%, maturity date of 08/15/13 and a market value, including accrued interest, of $1,121,767.	1,099,771
	TOTAL SHORT-TERM INVESTMENTS (COST $1,099,771)	1,099,771
	TOTAL INVESTMENTS — 100.0% (Cost $23,814,311)	27,279,981
	Other Assets and Liabilities (net) — 0.0%	(3,199)
	TOTAL NET ASSETS — 100.0%	$27,276,782

See accompanying notes to the financial statements.

15

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

A summary of outstanding financial instruments at August 31, 2006 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
1	Russell 2000	September 2006	$360,850	$718

As of August 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

See accompanying notes to the financial statements.

16

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments, at value (cost $23,814,311) (Note 2)	$27,279,981
Dividends and interest receivable	27,466
Receivable for collateral on open futures contracts (Note 2)	13,500
Receivable for expenses reimbursed by Manager (Note 3)	6,913
Total assets	27,327,860
Liabilities:
Payable to affiliate for (Note 3):
Management fee	12,556
Shareholder service fee	3,425
Trustees and Chief Compliance Officer fees	147
Payable for variation margin on open futures contracts (Note 2)	200
Accrued expenses	34,750
Total liabilities	51,078
Net assets	$27,276,782
Net assets consist of:
Paid-in capital	$23,467,535
Accumulated undistributed net investment income	35,650
Accumulated net realized gain	307,209
Net unrealized appreciation	3,466,388
$27,276,782
Net assets attributable to:
Class III shares	$27,276,782
Shares outstanding:
Class III	1,498,299
Net asset value per share:
Class III	$18.21

See accompanying notes to the financial statements.

17

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends	$201,365
Interest	13,203
Total investment income	214,568
Expenses:
Management fee (Note 3)	77,751
Shareholder service fee – Class III (Note 3)	21,205
Custodian, fund accounting agent and transfer agent fees	12,144
Audit and tax fees	24,012
Legal fees	276
Trustees fees and related expenses (Note 3)	306
Registration fees	1,840
Miscellaneous	368
Total expenses	137,902
Fees and expenses reimbursed by Manager (Note 3)	(38,548)
Net expenses	99,354
Net investment income (loss)	115,214
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	2,794,099
Change in net unrealized appreciation (depreciation) on:
Investments	(4,018,411)
Open futures contracts	718
Net unrealized gain (loss)	(4,017,693)
Net realized and unrealized gain (loss)	(1,223,594)
Net increase (decrease) in net assets resulting from operations	$(1,108,380)

See accompanying notes to the financial statements.

18

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$115,214	$151,943
Net realized gain (loss)	2,794,099	3,514,442
Change in net unrealized appreciation (depreciation)	(4,017,693)	(963,742)
Net increase (decrease) in net assets from operations	(1,108,380)	2,702,643
Distributions to shareholders from:
Net investment income
Class III	(97,979)	(144,604)
Net share transactions (Note 7):
Class III	(3,309,198)	2,106,548
Purchase premiums (Notes 2 and 7):
Class III	2,442	40,000
Total increase (decrease) in net assets resulting from net share transactions and net purchase permiums	(3,306,756)	2,146,548
Total increase (decrease) in net assets	(4,513,115)	4,704,587
Net assets:
Beginning of period	31,789,897	27,085,310
End of period (including accumulated undistributed net investment income of $35,650 and $18,415, respectively)	$27,276,782	$31,789,897

See accompanying notes to the financial statements.

19

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$19.07		$16.94	$14.80	$9.66	$11.76	$10.54
Income (loss) from investment operations:
Net investment income (loss)	0.08	†	0.11 †	0.08 †	0.08	0.11	0.15
Net realized and unrealized gain (loss)	(0.87)		2.13	2.13	5.14	(2.10)	1.23
Total from investment operations	(0.79)		2.24	2.21	5.22	(1.99)	1.38
Less distributions to shareholders:
From net investment income	(0.07)		(0.11)	(0.07)	(0.08)	(0.11)	(0.16)
Total distributions	(0.07)		(0.11)	(0.07)	(0.08)	(0.11)	(0.16)
Net asset value, end of period	$18.21		$19.07	$16.94	$14.80	$9.66	$11.76
Total Return(a)	(4.17	)%**	13.25%	14.99%	54.21%	(17.00)%	13.25%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$27,277		$31,790	$27,085	$24,529	$20,723	$37,544
Net expenses to average daily net assets	0.70	%*	0.70%	0.70%	0.70%	0.71%	0.70%
Net investment income to average daily net assets	0.82	%*	0.61%	0.56%	0.62%	0.90%	1.30%
Portfolio turnover rate	25	%**	78%	90%	66%	55%	65%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.27	%*	0.27%	0.25%	0.31%	0.18%	0.20%
Purchase premiums and redemption fees consisted of the following per share amounts:†	—	(b)	$0.03	— (b)	—	$0.01	— (b)

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums which are borne by the shareholders.

(b)  Purchase premiums were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

20

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Tax-Managed Small/Mid Cap Fund (the "Fund") (formerly GMO Tax-Managed Small Companies Fund) is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high after-tax total return. The Fund seeks to achieve its objective by outperforming the Russell 2500 Index (after tax), which is computed by GMO by adjusting the return of the Russell 2500 Index by its tax cost. The Fund typically makes equity investment in companies that issue stocks included in the Russell 2500 Index, and companies with similar size characteristics, and uses quantitative models integrated with tax management techniques to provide exposure to the U.S. small- and mid-cap company equity market to investors subject to U.S. federal income tax.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net

21

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be

22

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the six months ended August 31, 2006, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

23

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2006, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $505,333, $1,587,943, and $393,614 expiring in 2009, 2010, and 2011, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$23,814,311	$4,580,115	$(1,114,445)	$3,465,670

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

For the period ended August 31, 2006, the Fund had gross gains attributed to redemption in-kind transactions of $1,899,653.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is

24

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Purchases and redemptions of Fund shares

The premium on cash purchases of Fund shares is currently 0.50%. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transactions costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in-capital. For the six months ended August 31, 2006 and the year ended February 28, 2006, the Fund received $2,442 and $40,000 in purchase premiums, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of estimated costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. There is no premium for reinvested distributions.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.55% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

GMO has entered into a binding agreement effective until at least June 30, 2007 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the Chief Compliance Officer ("CCO") and independent Trustees (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.55% of the average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $214 and $92, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

25

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $6,875,638 and $10,639,449, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders

As of August 31, 2006, 81.5% of the outstanding shares of the Fund were held by five shareholders, each holding in excess of 10% of the Fund's shares outstanding. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2006, 1.1% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	26,961	$485,859	413,504	$7,960,000
Shares issued to shareholders in reinvestment of distributions	2,660	50,115	3,224	56,937
Shares repurchased	(198,172)	(3,845,172)	(348,898)	(5,910,389)
Purchase premiums and redemption fees	—	2,442	—	40,000
Net increase (decrease)	(168,551)	$(3,306,756)	67,830	$2,146,548

26

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO Tax-Managed Small/Mid Cap Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee

27

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

28

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

29

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

30

GMO Tax-Managed Small/Mid Cap Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2006 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.70%	$1,000.00	$958.30	$3.46
2) Hypothetical	0.70%	$1,000.00	$1,021.68	$3.57

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

31

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Short-Duration Investment Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	99.7%
Short-Term Investments	0.3
Swaps	0.1
Call Options Purchased	0.0
Futures	0.0
Forward Currency Contracts	0.0
Reverse Repurchase Agreements	(0.8)
Other	0.7
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying fund(s)").

1

GMO Short-Duration Investment Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 17.1%
	U.S. Government — 9.8%
3,092,800	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a)	3,195,249
	U.S. Government Agency — 7.3%
151,655	Agency for International Development Floater (Support of Botswana), Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 5.57%, due 10/01/12	151,086
976,275	Agency for International Development Floater (Support of C.A.B.E.I.), Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 5.57%, due 10/01/12	972,614
919,775	Agency for International Development Floater (Support of Honduras), Variable Rate, 3 mo. U.S. Treasury Bill x 117%, 4.71%, due 10/01/11	913,451
47,993	Agency for International Development Floater (Support of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury Bill + .35%, 5.52%, due 05/01/14	47,663
292,443	Small Business Administration Pool #502320, Variable Rate, Prime - 2.18%, 6.06%, due 08/25/18	295,079
		2,379,893
	TOTAL DEBT OBLIGATIONS (COST $5,696,855)	5,575,142
	MUTUAL FUNDS — 82.5%
	Affiliated Issuers — 82.5%
1,031,440	GMO Short-Duration Collateral Fund	26,858,690
9,192	GMO Special Purpose Holding Fund (b)	44,673
	TOTAL MUTUAL FUNDS (COST $26,330,939)	26,903,363
	TOTAL INVESTMENTS — 99.6% (Cost $32,027,794)	32,478,505
	Other Assets and Liabilities (net) — 0.4%	139,690
	TOTAL NET ASSETS — 100.0%	$32,618,195

See accompanying notes to the financial statements.

2

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Notes to Schedule of Investments:

C.A.B.E.I. - Central American Bank of Economic Integration

Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 2006, which are subject to change based on the terms of the security.

(a)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(b)  Security valued at fair value using methods determined in good faith by or at the discretion of the Trustees of GMO Trust (Note 2).

See accompanying notes to the financial statements.

3

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $5,696,855) (Note 2)	$5,575,142
Investments in affiliated issuers, at value (cost $26,330,939) (Notes 2 and 8)	26,903,363
Cash	94,714
Receivable for investments sold	2,825
Interest receivable	67,353
Receivable for expenses reimbursed by Manager (Note 3)	3,720
Total assets	32,647,117
Liabilities:
Payable to affiliate for (Note 3):
Management fee	1,401
Shareholder service fee	4,206
Trustees and Chief Compliance Officer fees	102
Accrued expenses	23,213
Total liabilities	28,922
Net assets	$32,618,195
Net assets consist of:
Paid-in capital	$36,622,521
Accumulated undistributed net investment income	311,420
Accumulated net realized loss	(4,766,457)
Net unrealized appreciation	450,711
$32,618,195
Net assets attributable to:
Class III shares	$32,618,195
Shares outstanding:
Class III	3,580,483
Net asset value per share:
Class III	$9.11

See accompanying notes to the financial statements.

4

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$269,519
Interest	222,256
Total investment income	491,775
Expenses:
Management fee (Note 3)	7,906
Shareholder service fee – Class III (Note 3)	23,718
Custodian, fund accounting agent and transfer agent fees	2,208
Audit and tax fees	15,364
Legal fees	276
Trustees fees and related expenses (Note 3)	309
Registration fees	3,220
Miscellaneous	276
Total expenses	53,277
Fees and expenses reimbursed by Manager (Note 3)	(21,252)
Net expenses	32,025
Net investment income (loss)	459,750
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	15,319
Realized gains distributions from affiliated issuers (Note 8)	372,751
Net realized gain (loss)	388,070
Change in net unrealized appreciation (depreciation) on investments	313,994
Net realized and unrealized gain (loss)	702,064
Net increase (decrease) in net assets resulting from operations	$1,161,814

See accompanying notes to the financial statements.

5

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$459,750	$882,535
Net realized gain (loss)	388,070	123,558
Change in net unrealized appreciation (depreciation)	313,994	86,398
Net increase (decrease) in net assets from operations	1,161,814	1,092,491
Distributions to shareholders from:
Net investment income
Class III	(145,321)	(933,424)
Net share transactions (Note 7):
Class III	2,147,435	(311,728)
Total increase (decrease) in net assets	3,163,928	(152,661)
Net assets:
Beginning of period	29,454,267	29,606,928
End of period (including accumulated undistributed net investment income of $311,420 and distributions in excess of net investment income of $3,009, respectively)	$32,618,195	$29,454,267

See accompanying notes to the financial statements.

6

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004		2003	2002
Net asset value, beginning of period	$8.82		$8.77	$8.75	$8.68		$9.62	$9.92
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.13		0.27	0.23	0.12		0.08	0.30
Net realized and unrealized gain (loss)	0.20		0.07	(0.01)	0.07		(0.54)	0.07
Total from investment operations	0.33		0.34	0.22	0.19		(0.46)	0.37
Less distributions to shareholders:
From net investment income	(0.04)		(0.29)	(0.20)	(0.12)		(0.33)	(0.39)
From net realized gains	—		—	—	—		(0.15)	(0.28)
Return of capital	—		—	—	(0.00	)(b)	—	—
Total distributions	(0.04)		(0.29)	(0.20)	(0.12)		(0.48)	(0.67)
Net asset value, end of period	$9.11		$8.82	$8.77	$8.75		$8.68	$9.62
Total Return(c)	3.76	%**	3.83%	2.49%	2.24%		(4.91)%	3.73%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$32,618		$29,454	$29,607	$44,156		$55,316	$48,347
Net expenses to average daily net assets(d)	0.20	%*	0.20%	0.20%	0.21%		0.21%	0.20%
Net investment income to average daily net assets(a)	2.91	%*	3.01%	2.57%	1.36%		0.88%	3.04%
Portfolio turnover rate	3	%**	17%	101%	4%		43%	91%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.13%		0.13%	0.10%	0.10%		0.08%	0.12%

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying fund(s) in which the Fund invests.

(b)  Return of capital was less than $0.01.

(c)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying fund(s) (See Note 3).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

7

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Short-Duration Investment Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks to provide current income to the extent consistent with the preservation of capital and liquidity. The Fund seeks to achieve this objective by investing a substantial portion of its assets in GMO Short-Duration Collateral Fund, which primarily invests in high quality U.S. and foreign floating rate fixed income securities, in particular asset-backed securities, issued by a wide range of private and government issuers. In addition, the Fund makes investments in high quality fixed income securities. The Fund's benchmark is the JPMorgan U.S. 3 Month Cash Index.

The financial statements of the series of the Trust in which the Fund invests ("underlying fund(s)") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). Shares of the GMO Special Purpose Holding Fund and the GMO Short-Duration Collateral Fund are not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

8

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and, at its discretion, may override a price supplied by a source (by taking a price supplied by another source).

Certain securities held by the Fund or the underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of August 31, 2006, the total value of these securities represented 41.8% of net assets.

GMO Special Purpose Holding Fund ("SPHF"), a holding of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF. In April of 2006, SPHF entered into a settlement agreement with a defendant and the Fund indirectly received $319,134 (approximately $0.09 per share as of April 18, 2006) in conjunction with that settlement. The outcome of the remaining lawsuits against the defendants is not predictable and any potential recoveries are not reflected in the net asset value of the Fund. To the extent additional recoveries are realized, such recoveries may be material to the net asset value of the Fund.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. There were no repurchase agreements outstanding at the end of the period.

9

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the six months ended August 31, 2006, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2006, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $1,151,233, $708 and $7,530,888 expiring in 2012, 2013 and 2014, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$32,778,681	$—	$(300,176)	$(300,176)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

10

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s). Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of the underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.05% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in the underlying fund(s), fees and expenses of the independent

11

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes) exceed 0.05% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s). For the six months ended August 31, 2006, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.004%	0.000%	0.050%	0.009%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $217 and $92, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

For the six months ended August 31, 2006, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$181,345
Investments (non-U.S. Government securities)	3,719,519	800,000

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

12

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2006, 57.4% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares. One of the shareholders is another fund of the Trust. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2006, 5.1% of the Fund's shares were held by twelve related parties comprised of certain GMO employee accounts, and 19.5% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	319,539	$2,872,560	240,607	$2,120,775
Shares issued to shareholders in reinvestment of distributions	15,962	143,458	104,071	920,420
Shares repurchased	(95,918)	(868,583)	(379,864)	(3,352,923)
Net increase (decrease)	239,583	$2,147,435	(35,186)	$(311,728)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of these issuers during the six months ended August 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Short-Duration Collateral Fund	$23,515,802	$3,719,519	$800,000	$269,519	$—	$26,858,690
GMO Special Purpose Holding Fund	75,649	—	—	—	372,751	44,673
Totals	$23,591,451	$3,719,519	$800,000	$269,519	$372,751	$26,903,363

13

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO Short-Duration Investment Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee

14

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

15

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

16

GMO Short-Duration Investment Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.21%	$1,000.00	$1,037.60	$1.07
2) Hypothetical	0.21%	$1,000.00	$1,024.15	$1.07

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

17

GMO Domestic Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Domestic Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	98.4%
Swaps	1.1
Preferred Stocks	0.5
Short-Term Investments	0.5
Call Options Purchased	0.0
Futures	0.0
Forward Currency Contracts	0.0
Reverse Repurchase Agreements	(0.9)
Other	0.4
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying fund(s)").

1

GMO Domestic Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 9.4%
	Corporate Debt — 0.6%
2,500,000	Bank Austria Creditanstalt AG, 144A, 7.25%, due 02/15/17	2,837,600
	U.S. Government — 2.7%
2,411,800	U.S. Treasury Inflation Indexed Note, 4.25%, due 01/15/10 (a) (b)	2,563,291
8,783,552	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a)	9,074,507
		11,637,798
	U.S. Government Agency — 6.1%
10,000,000	Agency for International Development Floater (Support of India), Variable Rate, 3 mo. LIBOR + .10%, 5.59%, due 02/01/27	9,925,000
4,250,000	Agency for International Development Floater (Support of Jamaica), Variable Rate, 6 mo. LIBOR + .30%, 5.76%, due 12/01/14	4,255,313
4,087,636	Agency for International Development Floater (Support of Jamaica), Variable Rate, 6 mo. U.S. Treasury Bill + .75%, 5.92%, due 03/30/19	4,100,410
4,170,000	Agency for International Development Floater (Support of Sri Lanka), Variable Rate, 6 mo. LIBOR + .20%, 5.66%, due 06/15/12	4,159,575
4,033,338	Agency for International Development Floater (Support of Zimbabwe), Variable Rate, 3 mo. U.S. Treasury Bill x 115%, 4.41%, due 01/01/12	3,985,442
		26,425,740
	TOTAL DEBT OBLIGATIONS (COST $40,796,295)	40,901,138
	PREFERRED STOCKS — 0.5%
	Banking — 0.5%
10,000	Home Ownership Funding 2 Preferred 144A, 13.338%	2,126,270
	TOTAL PREFERRED STOCKS (COST $3,176,670)	2,126,270

See accompanying notes to the financial statements.

2

GMO Domestic Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 88.8%
	Affiliated Issuers — 88.8%
14,880,983	GMO Short-Duration Collateral Fund	387,500,805
1,483	GMO Special Purpose Holding Fund (c)	7,206
	TOTAL MUTUAL FUNDS (COST $379,450,713)	387,508,011
	SHORT-TERM INVESTMENTS — 0.2%
	Money Market Funds — 0.2%
1,008,902	Merrimac Cash Series-Premium Class	1,008,902
	TOTAL SHORT-TERM INVESTMENTS (COST $1,008,902)	1,008,902
	TOTAL INVESTMENTS — 98.9% (Cost $424,432,580)	431,544,321
	Other Assets and Liabilities (net) — 1.1%	4,607,103
	TOTAL NET ASSETS — 100.0%	$436,151,424

See accompanying notes to the financial statements.

3

GMO Domestic Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

A summary of outstanding financial instruments at August 31, 2006 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
59	U.S. Treasury Note 10 Yr.	December 2006	$6,335,125	$16,176
Sales
73	U.S. Long Bond	December 2006	$8,107,562	$(33,693)
296	U.S. Treasury Note 2 Yr.	December 2006	60,485,750	(97,518)
72	U.S. Treasury Note 5 Yr.	December 2006	7,567,875	(17,072)
				$(148,283)

As of August 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
8,500,000	USD	10/24/2013	JP Morgan	(Pay)	4.70%	3 month LIBOR
			Chase Bank				$300,845

See accompanying notes to the financial statements.

4

GMO Domestic Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Net Unrealized Appreciation (Depreciation)
177,000,000	USD	11/30/2006	Lehman Brothers	1 month	Return on
				LIBOR - 0.04%	Lehman Brothers
					U.S. Government
					Index	$1,707,988
25,000,000	USD	4/30/2007	Lehman Brothers	1 month LIBOR - 0.04%	Return on Lehman Brothers U.S. Government Index	241,241
75,000,000	USD	6/30/2007	Lehman Brothers	1 month LIBOR - 0.05%	Return on Lehman Brothers U.S. Government Index	724,349
175,000,000	USD	7/31/2007	Lehman Brothers	1 month LIBOR - 0.05%	Return on Lehman Brothers U.S. Government Index	1,690,147
						$4,363,725

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

LIBOR - London Interbank Offered Rate

Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 2006, which are subject to change based on the terms of the security.

(a)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(b)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or collateral on open swap contracts (Note 2).

(c)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

Currency Abbreviations:

USD - United States Dollar

See accompanying notes to the financial statements.

5

GMO Domestic Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value, (cost $44,981,867) (Note 2)	$44,036,310
Investments in affiliated issuers, at value (cost $379,450,713) (Notes 2 and 8)	387,508,011
Interest receivable	306,158
Receivable for open swap contracts (Note 2)	4,664,569
Receivable for expenses reimbursed by Manager (Note 3)	12,834
Total assets	436,527,882
Liabilities:
Payable for Fund shares repurchased	50,000
Payable to affiliate for (Note 3):
Management fee	36,891
Shareholder service fee	29,763
Trustees and Chief Compliance Officer fees	934
Interest payable for open swap contracts	124,289
Payable for variation margin on open futures contracts (Note 2)	79,375
Accrued expenses	55,206
Total liabilities	376,458
Net assets	$436,151,424
Net assets consist of:
Paid-in capital	$431,589,731
Accumulated undistributed net investment income	4,166,893
Accumulated net realized loss	(11,249,403)
Net unrealized appreciation	11,644,203
$436,151,424
Net assets attributable to:
Class III shares	$116,636,416
Class VI shares	$319,515,008
Shares outstanding:
Class III	11,691,072
Class VI	31,986,940
Net asset value per share:
Class III	$9.98
Class VI	$9.99

See accompanying notes to the financial statements.

6

GMO Domestic Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$3,926,555
Interest	1,304,279
Dividends	87,715
Total investment income	5,318,549
Expenses:
Management fee (Note 3)	231,442
Shareholder service fee – Class III (Note 3)	93,323
Shareholder service fee – Class VI (Note 3)	93,075
Custodian, fund accounting agent and transfer agent fees	36,248
Audit and tax fees	26,864
Legal fees	6,348
Trustees fees and related expenses (Note 3)	4,157
Registration fees	2,944
Miscellaneous	3,863
Total expenses	498,264
Fees and expenses reimbursed by Manager (Note 3)	(73,600)
Net expenses	424,664
Net investment income (loss)	4,893,885
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	2,168,910
Realized gains distributions from affiliated issuers (Note 8)	60,124
Closed futures contracts	(989,604)
Closed swap contracts	(8,985,096)
Net realized gain (loss)	(7,745,666)
Change in net unrealized appreciation (depreciation) on:
Investments	4,828,303
Open futures contracts	(63,506)
Open swap contracts	5,745,915
Net unrealized gain (loss)	10,510,712
Net realized and unrealized gain (loss)	2,765,046
Net increase (decrease) in net assets resulting from operations	$7,658,931

See accompanying notes to the financial statements.

7

GMO Domestic Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$4,893,885	$12,969,991
Net realized gain (loss)	(7,745,666)	5,079,419
Change in net unrealized appreciation (depreciation)	10,510,712	4,947,673
Net increase (decrease) in net assets from operations	7,658,931	22,997,083
Distributions to shareholders from:
Net investment income
Class III	(152,289)	(5,417,082)
Class VI	(566,887)	(7,425,411)
Total distributions from net investment income	(719,176)	(12,842,493)
Net realized gains
Class III	—	(6,661,020)
	(719,176)	(19,503,513)
Net share transactions (Note 7):
Class III	(10,522,482)	(618,625,270)
Class VI	(45,411,961)	363,977,331
Increase (decrease) in net assets resulting from net share transactions	(55,934,443)	(254,647,939)
Total increase (decrease) in net assets	(48,994,688)	(251,154,369)
Net assets:
Beginning of period	485,146,112	736,300,481
End of period (including accumulated undistributed net investment income of $4,166,893 and distributions in excess of net investment income of $7,816, respectively)	$436,151,424	$485,146,112

See accompanying notes to the financial statements.

8

GMO Domestic Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005		2004	2003	2002
Net asset value, beginning of period	$9.81		$9.84	$10.07		$10.08	$9.68	$9.98
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.10		0.13	0.16		0.23	0.22	0.41
Net realized and unrealized gain (loss)	0.08		0.16	0.04		0.24	0.86	0.22
Total from investment operations	0.18		0.29	0.20		0.47	1.08	0.63
Less distributions to shareholders:
From net investment income	(0.01)		(0.16)	(0.16)		(0.20)	(0.27)	(0.50)
From net realized gains	—		(0.16)	(0.27)		(0.28)	(0.41)	(0.43)
Return of capital	—		—	(0.00	)(b)	—	—	—
Total distributions	(0.01)		(0.32)	(0.43)		(0.48)	(0.68)	(0.93)
Net asset value, end of period	$9.98		$9.81	$9.84		$10.07	$10.08	$9.68
Total Return(c)	1.86	%**	3.02%	2.02%		4.79%	11.43%	6.62%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$116,636		$125,188	$736,300		$373,277	$113,223	$155,000
Net expenses to average daily net assets(d)	0.25	%*	0.25%	0.25%		0.25%	0.25%	0.25%
Net investment income to average daily net assets(a)	2.12	%*	1.30%	1.57%		2.30%	2.23%	4.16%
Portfolio turnover rate	7	%**	24%	11%		15%	71%	19%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.02%	0.03%		0.06%	0.05%	0.05%

(a)  Net investment income is affected by timing of the declaration of dividends by the underlying fund(s) in which the Fund invests.

(b)  Return of capital is less than $0.01.

(c)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying fund(s) (See Note 3).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

9

GMO Domestic Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2006 (Unaudited)		Period from July 26, 2005 (commencement of operations) through February 28, 2006
Net asset value, beginning of period	$9.82		$9.93
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.10		0.24
Net realized and unrealized gain (loss)	0.09		(0.14	)(b)
Total from investment operations	0.19		0.10
Less distributions to shareholders:
From net investment income	(0.02)		(0.21)
Total distributions	(0.02)		(0.21)
Net asset value, end of period	$9.99		$9.82
Total Return(c)	1.91	%**	0.97	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$319,515		$359,958
Net expenses to average daily net assets(d)	0.16	%*	0.16	%*
Net investment income to average daily net assets(a)	2.11	%*	2.38	%(e)
Portfolio turnover rate	7	%**	24	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*	0.02	%*

(a)  Net investment income is affected by timing of the declaration of dividends by the underlying fund(s) in which the Fund invests.

(b)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)  The total return would have been lower had certain expenses not been reimbursed during the period shown.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying fund(s) (See Note 3).

(e)  The ratio for the period ended February 28, 2006 has not been annualized since the Fund believes it would not be appropriate because the Fund's net income is not earned ratably throughout the fiscal year.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2006.

See accompanying notes to the financial statements.

10

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Domestic Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of the Lehman Brothers U.S. Government Index. The Fund invests most of its assets in shares of GMO Short-Duration Collateral Fund; U.S. investment-grade bonds, including asset-backed securities and U.S. government securities; and derivatives (including synthetic debt instruments) whose value is related to U.S. investment-grade bonds. The Fund also may invest a portion of its assets in foreign bonds and lower-rated securities.

As of August 31, 2006, the Fund had two classes of shares outstanding: Class III and Class VI. Each class of shares bears a different level of shareholder servicing fees.

The financial statements of the series of the Trust in which the Fund invests ("underlying fund(s)") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). Shares of the GMO Short-Duration Collateral Fund and the GMO Special Purpose Holding Fund are not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

11

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and, at its discretion, may override a price supplied by a source (by taking a price supplied by another source).

Certain securities held by the Fund or underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of August 31, 2006, the total value of these securities represented 35.6% of net assets.

GMO Special Purpose Holding Fund ("SPHF"), a holding of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF. In April of 2006, SPHF entered into a settlement agreement with a defendant and the Fund indirectly received $51,475 in conjunction with that settlement. The outcome of the lawsuits against the defendants is not predictable and any potential recoveries are not reflected in the net asset value of the Fund. To the extent additional recoveries are realized, such recoveries may be material to the net asset value of the Fund.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set

12

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no written option contracts outstanding at the end of the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from

13

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

lenders it acquires direct rights against the borrower on the loan. There were no loan agreements outstanding at the end of the period.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the

14

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. There were no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and broker-dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. There were no reverse repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a

15

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

portion of the Fund's earnings on the collateral. For the six months ended August 31, 2006, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2006, the Fund elected to defer to March 1, 2006 post-October capital losses of $3,814,789.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$424,481,030	$8,470,073	$(1,406,782)	$7,063,291

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

16

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s). Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of the underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.10% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in the underlying Funds, fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes) exceed 0.10% of the Fund's average daily net assets.

17

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder of the underlying fund(s). For the six months ended August 31, 2006, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.002%	0.000%	0.006%	0.008%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $2,685 and $1,380, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

For the six months ended August 31, 2006, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$871,383
Investments (non-U.S. Government securities)	32,426,555	92,550,000

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholder and related parties

As of August 31, 2006, 68.2% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

18

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

As of August 31, 2006, less than 0.1% of the Fund's shares were held by five related parties comprised of certain GMO employee accounts, and 87.2% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	2,392,543	$23,495,142	6,195,721	$61,645,760
Shares issued to shareholders in reinvestment of distributions	13,027	126,811	1,168,276	11,658,232
Shares repurchased	(3,479,077)	(34,144,435)	(69,417,895)	(691,929,262)
Net increase (decrease)	(1,073,507)	$(10,522,482)	(62,053,898)	$(618,625,270)
	Six Months Ended August 31, 2006 (Unaudited)		Period from July 26, 2005 (commencement of operations) through February 28, 2006
Class VI:	Shares	Amount	Shares	Amount
Shares sold	142,221	$1,389,455	35,958,245	$357,126,330
Shares issued to shareholders in reinvestment of distributions	58,162	566,887	755,089	7,425,412
Shares repurchased	(4,868,232)	(47,368,303)	(58,545)	(574,411)
Net increase (decrease)	(4,667,849)	$(45,411,961)	36,654,789	$363,977,331

19

GMO Domestic Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the six months ended August 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Short-Duration Collateral Fund	$440,095,699	$32,426,555	$92,300,000	$3,926,555	$—	$387,500,805
GMO Special Purpose Holding Fund	12,202	—	—	—	60,124	7,206
Totals	$440,107,901	$32,426,555	$92,300,000	$3,926,555	$60,124	$387,508,011

20

GMO Domestic Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO Domestic Bond Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to

21

GMO Domestic Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

22

GMO Domestic Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

23

GMO Domestic Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

24

GMO Domestic Bond Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2006 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.26%	$1,000.00	$1,018.60	$1.32
2) Hypothetical	0.26%	$1,000.00	$1,023.89	$1.33
Class VI
1) Actual	0.17%	$1,000.00	$1,019.10	$0.87
2) Hypothetical	0.17%	$1,000.00	$1,024.35	$0.87

*  Expenses are calculated using each Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

25

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.7%
Short-Term Investments	18.6
Other	(17.3)
100.0%
Industry Sector Summary	% of Equity Investments
Technology	23.3%
Retail Stores	12.3
Health Care	11.2
Services	9.3
Financial	8.9
Machinery	8.6
Construction	6.2
Consumer Goods	4.3
Primary Process Industry	3.7
Transportation	3.5
Oil & Gas	2.8
Manufacturing	2.0
Food & Beverage	1.5
Automotive	0.9
Metals & Mining	0.8
Utility	0.7
100.0%

1

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.7%
	Automotive — 0.9%
2,700	Goodyear Tire & Rubber Co. (The) * (a)	36,720
1,400	Navistar International Corp. *	32,116
3,000	Oshkosh Truck Corp.	155,100
		223,936
	Construction — 6.1%
800	American Woodmark Corp. (a)	25,224
900	Beazer Homes USA, Inc.	36,270
200	Brookfield Homes Corp. (a)	4,720
1,300	Crane Co.	51,974
2,500	Eagle Materials, Inc. (a)	89,625
1,900	Florida Rock Industries, Inc.	70,661
1,000	Granite Construction, Inc.	53,650
1,400	Hovnanian Enterprises, Inc.-Class A * (a)	37,114
1,200	Jacobs Engineering Group, Inc. *	104,508
1,000	KB Home	42,760
400	Kilroy Realty Corp. REIT	31,628
2,500	Lennox International, Inc.	58,850
800	M/I Homes, Inc.	25,888
1,900	Martin Marietta Materials, Inc.	156,484
1,267	MDC Holdings, Inc. (a)	54,215
300	Meritage Homes Corp. * (a)	12,285
300	NCI Building Systems, Inc. *	16,302
200	NVR, Inc. * (a)	102,730
1,700	Ryland Group, Inc. (a)	72,539
1,600	Simpson Manufacturing Co., Inc. (a)	42,160
1,600	Standard-Pacific Corp.	38,288
5,300	Thor Industries, Inc. (a)	223,554
400	Toll Brothers, Inc. * (a)	10,568
200	Universal Forest Products, Inc.	9,752
1,900	USG Corp. * (a)	96,900

See accompanying notes to the financial statements.

2

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Construction — continued
1,300	Watsco, Inc.	57,122
1,100	Winnebago Industries, Inc. (a)	32,120
		1,557,891
	Consumer Goods — 4.2%
1,500	Blyth, Inc.	32,220
400	Brunswick Corp.	11,480
1,999	Charles & Colvard, Ltd. (a)	23,768
1,400	Columbia Sportswear Co. * (a)	68,348
600	Deckers Outdoor Corp. *	24,606
2,200	Ethan Allen Interiors, Inc. (a)	74,250
2,550	Fossil, Inc. *	47,991
200	Genesco, Inc. *	5,496
3,400	Guess ?, Inc. *	138,720
400	Herman Miller, Inc.	11,296
1,000	HNI Corp.	39,900
700	Kenneth Cole Productions, Inc.-Class A	16,387
2,100	K-Swiss, Inc.-Class A	57,771
2,000	Liz Claiborne, Inc.	74,740
1,100	Matthews International Corp.-Class A	39,160
600	Middleby Corp. * (a)	47,124
2,300	Oakley, Inc.	37,835
1,000	Oxford Industries, Inc.	41,080
2,300	Playtex Products, Inc. * (a)	30,245
800	Polaris Industries, Inc.	30,480
400	Polo Ralph Lauren Corp.	23,596
1,800	Select Comfort Corp. * (a)	35,730
1,750	Steven Madden, Ltd.	64,487
2,400	Timberland Co.-Class A *	68,184
2,600	Tupperware Corp.	46,826
		1,091,720

See accompanying notes to the financial statements.

3

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Financial — 8.8%
300	Affiliated Managers Group, Inc. * (a)	27,759
300	Arthur J. Gallagher & Co.	8,040
200	BlackRock, Inc.-Class A	26,030
5,200	Brown & Brown, Inc.	155,688
3,600	CB Richard Ellis Group, Inc.-Class A * (a)	82,800
200	Commerce Bancorp, Inc., NJ (a)	6,662
700	CompuCredit Corp. *	20,405
1,000	Corus Bankshares, Inc. (a)	21,810
1,200	Cullen/Frost Bankers, Inc.	70,752
1,100	Equifax, Inc.	34,969
2,600	Fair Isaac Corp.	91,026
1,900	Federated Investors, Inc.-Class B	63,612
600	First Cash Financial Services, Inc. *	12,498
1,100	First Marblehead Corp. (The)	57,750
200	First Midwest Bancorp, Inc.	7,470
2,100	Flagstar Bancorp, Inc.	30,534
1,000	Fremont General Corp.	14,280
400	Hancock Holding Co.	20,736
1,300	Hanover Insurance Group (The), Inc.	57,850
2,050	HCC Insurance Holdings, Inc.	66,604
1,100	IndyMac Bancorp, Inc.	43,010
3,500	Investment Technology Group, Inc. *	161,735
1,100	Investors Financial Services Corp.	50,996
3,200	Jefferies Group, Inc.	79,744
200	Jones Lang LaSalle, Inc.	16,652
1,500	Leucadia National Corp.	38,595
3,200	MoneyGram International, Inc.	100,480
900	Nara Bancorp, Inc.	16,650
1,300	Nasdaq Stock Market, Inc. *	37,063
800	Piper Jaffray Cos., Inc. *	46,864
300	PMI Group (The), Inc.	12,972
900	Pre-Paid Legal Services, Inc. (a)	33,804
600	Radian Group, Inc.	35,928
2,300	Raymond James Financial, Inc.	63,756

See accompanying notes to the financial statements.

4

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Financial — continued
700	Reinsurance Group of America, Inc.	36,176
1,200	Ryder Systems, Inc.	59,304
600	SEI Investment Co.	30,624
800	StanCorp Financial Group, Inc.	37,256
200	Student Loan Corp.	36,760
2,500	TCF Financial Corp.	65,175
1,900	United Rentals, Inc. * (a)	41,154
2,500	Universal American Financial Corp. *	38,325
6,200	W.R. Berkley Corp.	217,000
600	Westamerica Bancorporation	28,698
1,100	Wilmington Trust Corp.	48,455
		2,254,451
	Food & Beverage — 1.5%
300	Andersons (The), Inc.	12,303
1,700	Brown-Forman Corp.-Class B	130,866
900	Flowers Foods, Inc.	24,435
2,400	Hansen Natural Corp. *	66,048
700	Lancaster Colony Corp.	30,898
900	Mannatech, Inc. (a)	13,032
900	NBTY, Inc. *	28,674
1,599	Sanderson Farms, Inc. (a)	49,985
400	Smithfield Foods, Inc. *	12,012
500	USANA Health Sciences, Inc. * (a)	22,380
		390,633
	Health Care — 11.1%
2,200	Abaxis, Inc. * (a)	52,844
2,300	Alpharma, Inc.-Class A	48,162
2,100	Apria Healthcare Group *	42,819
500	Bausch & Lomb, Inc.	24,205
1,600	BioMarin Pharmaceutical, Inc. *	26,624
1,500	Cephalon, Inc. * (a)	85,530
2,200	Cerner Corp. * (a)	101,332

See accompanying notes to the financial statements.

5

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Health Care — continued
300	Community Health Systems, Inc. *	11,628
900	Cutera, Inc. *	20,898
500	Cytyc Corp. *	11,945
400	DENTSPLY International, Inc.	13,032
3,800	Endo Pharmaceuticals Holdings, Inc. *	125,514
6,000	Health Net, Inc. *	250,860
2,600	Henry Schein, Inc. *	129,662
2,100	Hologic, Inc. *	90,678
2,100	Idexx Laboratories, Inc. *	193,221
700	Intuitive Surgical, Inc. *	66,080
500	Invitrogen Corp. *	30,425
1,100	Kendle International, Inc. *	29,062
5,700	King Pharmaceuticals, Inc. *	92,454
100	Kyphon, Inc. *	3,621
500	Lifecell Corp. *	15,090
200	LifePoint Hospitals, Inc. *	6,810
4,200	Lincare Holdings, Inc. *	155,526
1,200	Mentor Corp.	58,248
800	Meridian Bioscience, Inc.	19,088
2,800	Omnicare, Inc.	126,868
5,800	OraSure Technologies, Inc. *	39,788
1,200	Owens & Minor, Inc.	38,604
1,500	Pediatrix Medical Group, Inc. *	68,700
1,100	Per-Se Technologies, Inc. * (a)	25,069
6,300	Pharmaceutical Product Development, Inc.	240,156
1,700	PSS World Medical, Inc. * (a)	32,980
1,300	Quidel Corp. *	14,872
1,400	RehabCare Group, Inc. *	20,552
2,200	ResMed, Inc. * (a)	89,496
3,800	Respironics, Inc. *	140,258
600	Somanetics Corp. *	10,116
2,600	Techne Corp. *	132,340
3,000	Thoratec Corp. *	43,980
100	United Surgical Partners International, Inc. *	2,822

See accompanying notes to the financial statements.

6

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Health Care — continued
1,100	Universal Health Services, Inc.-Class B	62,282
600	VCA Antech, Inc. *	21,252
600	Vertex Pharmaceuticals, Inc. * (a)	20,670
300	Viropharma, Inc. *	3,753
		2,839,916
	Machinery — 8.5%
600	Bucyrus International, Inc.-Class A	30,978
2,500	Cameron International Corp. *	119,775
800	Cummins, Inc.	91,856
2,000	Flowserve Corp. *	102,280
2,800	FMC Technologies, Inc. *	164,696
5,300	Grant Prideco, Inc. *	220,109
1,300	Helix Energy Solutions Group, Inc. *	49,998
5,900	JLG Industries, Inc.	103,014
3,575	Joy Global, Inc.	155,656
700	Kaydon Corp.	26,677
1,900	Lincoln Electric Holdings, Inc.	104,557
2,100	Manitowoc Co., Inc. (The)	92,820
2,100	Maverick Tube Corp. * (a)	134,967
2,000	MSC Industrial Direct Co., Inc.-Class A	78,720
300	NATCO Group, Inc.-Class A *	10,959
700	Nordson Corp.	28,028
900	Oceaneering International, Inc. *	32,373
3,100	Oil States International, Inc. *	99,076
200	Rofin-Sinar Technologies, Inc. *	10,952
4,300	RPC, Inc.	87,892
600	Stanley Works (The)	28,338
7,500	Terex Corp. *	329,475
900	Tetra Technologies, Inc. *	25,029
400	Tidewater, Inc.	19,044
200	Universal Compression Holdings, Inc. *	10,886
300	W-H Energy Services, Inc. *	15,141
		2,173,296

See accompanying notes to the financial statements.

7

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Manufacturing — 2.0%
200	Ball Corp.	8,068
1,100	Harsco Corp.	87,516
1,800	Lamson & Sessions Co. (The) * (a)	45,486
600	Mueller Industries, Inc.	22,992
1,700	Pactiv Corp. *	45,441
7,000	Reliance Steel & Aluminum Co.	229,390
800	Timken Co. (The)	25,632
750	Trinity Industries, Inc.	25,020
1,000	Wabtec Corp.	28,210
		517,755
	Metals & Mining — 0.8%
1,100	Amcol International Corp.	25,542
900	Arch Coal, Inc.	29,475
300	CONSOL Energy, Inc.	10,941
1,500	Stillwater Mining Co. *	14,145
5,100	Titanium Metals Corp. *	131,580
		211,683
	Oil & Gas — 2.8%
3,100	Abraxas Petroleum Corp. *	12,710
1,400	Cabot Oil & Gas Corp.	71,484
3,300	Frontier Oil Corp.	107,910
1,500	Giant Industries, Inc. *	122,550
300	GMX Resources, Inc. * (a)	9,558
1,600	Helmerich & Payne, Inc.	39,248
300	Holly Corp.	13,746
1,600	Patterson-UTI Energy, Inc.	43,840
200	Pogo Producing Co.	8,882
400	Pride International, Inc. *	10,372
300	Rowan Cos., Inc. (a)	10,260
2,801	St. Mary Land & Exploration Co. (a)	114,281
1,500	Tesoro Corp.	96,915
200	Todco-Class A *	7,406

See accompanying notes to the financial statements.

8

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Oil & Gas — continued
300	Unit Corp. *	15,813
3,300	Vaalco Energy, Inc. *	27,126
		712,101
	Primary Process Industry — 3.7%
1,700	Airgas, Inc.	60,894
5,200	AK Steel Holding Corp. *	65,572
3,600	Allegheny Technologies, Inc.	206,460
800	Carpenter Technology Corp.	76,672
4,500	Commercial Metals Co.	97,155
1,000	Millipore Corp. *	64,180
600	NewMarket Corp.	37,158
400	Olympic Steel, Inc.	11,060
400	Ryerson Tull, Inc. (a)	8,472
3,100	Steel Dynamics, Inc.	163,649
600	Steel Technologies, Inc.	13,344
2,300	United States Steel Corp.	133,791
		938,407
	Retail Stores — 12.1%
1,500	Abercrombie & Fitch Co.-Class A	96,795
2,100	Advance Auto Parts, Inc.	63,252
3,300	American Eagle Outfitters, Inc.	127,479
2,600	AnnTaylor Stores Corp. * (a)	103,480
800	BJ's Wholesale Club, Inc. *	21,080
600	CarMax, Inc. *	22,614
1,100	CDW Corp.	64,130
2,700	Charlotte Russe Holding, Inc. *	72,090
5,700	Charming Shoppes, Inc. *	75,012
1,100	Children's Place Retail Stores, Inc. * (a)	63,767
400	Christopher & Banks Corp.	9,740
3,400	Circuit City Stores, Inc. (a)	80,274
800	Citi Trends, Inc. * (a)	25,144
5,100	Claire's Stores, Inc.	139,383

See accompanying notes to the financial statements.

9

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Retail Stores — continued
900	Conn's, Inc. * (a)	17,955
4,200	Dollar Tree Stores, Inc. * (a)	120,876
5,600	Dress Barn, Inc. * (a)	98,840
5,500	Family Dollar Stores, Inc.	140,635
8,800	Fastenal Co.	322,784
2,100	Great Atlantic & Pacific Tea Co. (a)	48,153
800	Group 1 Automotive, Inc.	36,240
2,100	Gymboree Corp. (The) *	70,455
2,200	Hibbett Sporting Goods, Inc. *	53,966
900	Insight Enterprises, Inc. *	16,209
987	JOS. A. Bank Clothiers, Inc. * (a)	23,619
1,700	Longs Drug Stores Corp.	77,231
3,200	Men's Wearhouse, Inc.	113,440
600	NetFlix, Inc. * (a)	12,006
8,400	O'Reilly Automotive, Inc. *	249,396
1,725	Pacific Sunwear of California, Inc. *	23,046
1,100	Pantry (The), Inc. *	51,546
1,200	Pathmark Stores, Inc. *	11,652
3,700	Payless ShoeSource, Inc. * (a)	86,802
5,000	PetMed Express, Inc. *	62,500
1,700	RadioShack Corp.	30,702
2,050	Rent-A-Center, Inc. *	55,555
2,400	Ross Stores, Inc.	58,776
1,700	Talbots, Inc.	37,417
2,500	Tiffany & Co.	79,000
900	Tractor Supply Co. *	38,322
2,800	Tween Brands, Inc. *	95,368
2,400	Wild Oats Markets, Inc. * (a)	39,216
2,400	Williams-Sonoma, Inc.	70,704
		3,106,651
	Services — 9.2%
1,900	24/7 Real Media, Inc. *	17,252
2,400	Administaff, Inc.	82,920

See accompanying notes to the financial statements.

10

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Services — continued
1,700	Allied Waste Industries, Inc. *	17,578
1,100	AMN Healthcare Services, Inc. *	26,400
2,875	Applebee's International, Inc.	59,656
100	Aramark Corp.-Class B	3,279
3,900	Brinker International, Inc.	150,033
200	Brink's Co. (The)	11,394
2,800	Career Education Corp. *	53,620
700	CBRL Group, Inc.	26,488
1,000	CEC Entertainment, Inc. *	31,880
2,200	Cenveo, Inc. *	46,200
500	Choice Hotels International, Inc.	18,955
2,100	Copart, Inc. *	58,947
1,500	Corporate Executive Board Co. (The)	131,460
1,000	CRA International, Inc. *	44,990
1,300	Darden Restaurants, Inc.	46,020
3,550	Factset Research Systems, Inc.	156,555
2,900	Iron Mountain, Inc. * (a)	118,871
2,600	ITT Educational Services, Inc. *	171,834
200	Labor Ready, Inc. *	3,426
2,600	Manpower, Inc.	153,686
5,300	Monster Worldwide, Inc. *	215,922
3,600	MPS Group, Inc. *	50,616
1,600	OSI Restaurant Partners, Inc.	49,552
3,600	Papa John's International, Inc. *	122,400
1,300	Performance Food Group Co. *	31,993
700	Pool Corp.	26,649
400	Rare Hospitality International, Inc. *	11,456
800	Regis Corp.	29,352
5,400	Robert Half International, Inc.	167,076
1,900	Ruby Tuesday, Inc.	49,058
3,100	Sonic Corp. *	67,983
500	Stericycle, Inc. *	33,345
1,800	Valassis Communications, Inc. *	35,496
900	World Fuel Services Corp.	32,436
		2,354,778

See accompanying notes to the financial statements.

11

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Technology — 23.0%
500	AAR Corp. * (a)	11,155
1,000	Acuity Brands, Inc.	42,730
5,400	ADTRAN, Inc.	134,298
300	Advent Software, Inc. * (a)	9,825
1,000	Aeroflex, Inc. *	10,420
6,300	Akamai Technologies, Inc. * (a)	246,960
200	Alliance Data Systems Corp. *	10,108
600	Alliant Techsystems, Inc. *	45,894
7,600	Amkor Technology, Inc. * (a)	43,092
1,000	Ansys, Inc. *	46,740
400	aQuantive, Inc. * (a)	9,920
900	Atheros Communications, Inc. * (a)	14,643
4,200	Avnet, Inc. *	82,152
2,900	AVX Corp.	48,169
700	Bankrate, Inc. * (a)	19,894
8,700	BEA Systems, Inc. * (a)	119,451
1,800	Blue Coat Systems, Inc. *	30,618
7,500	BMC Software, Inc. *	199,650
7,490	Brightpoint, Inc. *	124,634
7,300	Brocade Communications Systems, Inc. *	45,260
700	Ceradyne, Inc. * (a)	30,849
3,300	Ceridian Corp. *	78,771
900	Checkfree Corp. *	32,220
9,900	Citrix Systems, Inc. *	303,732
1,700	CNET Networks, Inc. * (a)	16,031
3,500	CommScope, Inc. *	102,235
700	Computer Programs & Systems, Inc.	23,814
2,500	Compuware Corp. *	19,000
1,900	CSG Systems International, Inc. *	51,148
1,100	Cymer, Inc. * (a)	45,265
1,900	Daktronics, Inc.	39,653
500	Diebold, Inc.	20,955
2,100	Digital Insight Corp. *	54,621
600	Diodes, Inc. *	22,464

See accompanying notes to the financial statements.

12

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Technology — continued
2,900	Distributed Energy Systems Corp. * (a)	13,572
1,600	DST Systems, Inc. * (a)	94,448
2,800	Electronics for Imaging *	64,512
2,500	Encore Wire Corp. * (a)	93,900
1,900	Energizer Holdings, Inc. *	127,034
4,600	Foundry Networks, Inc. *	55,982
1,700	General Cable Corp. *	65,501
500	Global Imaging Systems, Inc. *	10,965
2,400	Global Payments, Inc.	91,320
2,400	Greatbatch, Inc. *	58,704
2,600	Harris Corp.	114,192
3,700	Informatica Corp. *	54,168
5,600	Ingram Micro, Inc.-Class A *	100,800
1,250	Innovative Solutions & Support, Inc. * (a)	18,325
1,600	Intergraph Corp. *	59,776
4,000	Intersil Corp.-Class A	101,400
100	Itron, Inc. * (a)	5,598
1,100	Komag, Inc. * (a)	39,556
2,000	Kopin Corp. *	7,500
2,300	Lam Research Corp. *	98,417
1,800	LSI Logic Corp. * (a)	14,490
1,400	Mantech International Corp.-Class A *	42,616
9,600	MEMC Electronic Materials, Inc. *	371,328
1,000	Metrologic Instruments, Inc. *	16,140
6,900	Micrel, Inc. *	69,138
100	Microsemi Corp. *	2,777
300	MicroStrategy, Inc.-Class A * (a)	27,360
2,700	Molex Inc.	98,469
1,600	Multi-Fineline Electronix, Inc. * (a)	36,128
900	Neoware, Inc. *	11,610
1,100	Netlogic Microsystems, Inc. * (a)	32,461
4,900	Novell, Inc. *	32,683
4,500	OmniVision Technologies, Inc. * (a)	74,700
3,300	ON Semiconductor Corp. *	19,833

See accompanying notes to the financial statements.

13

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Technology — continued
800	Orbital Sciences Corp. *	14,472
1,800	Paxar Corp. *	35,046
4,300	Plexus Corp. *	85,226
2,400	QLogic Corp. *	44,112
1,700	Quality Systems, Inc.	68,170
8,600	Red Hat, Inc. * (a)	199,864
2,500	RF Micro Devices, Inc. *	16,550
200	Rogers Corp. *	11,604
700	RSA Security, Inc. *	19,495
1,100	Salesforce.com, Inc. * (a)	37,928
800	ScanSource, Inc. *	24,832
3,800	Silicon Laboratories, Inc. * (a)	134,026
700	SiRF Technology Holdings, Inc. * (a)	18,431
700	SPSS, Inc. *	17,759
1,400	Supertex, Inc. * (a)	49,518
2,700	Syntel, Inc.	59,157
700	Talx Corp.	17,290
300	Tech Data Corp. *	10,467
500	Technitrol, Inc.	14,155
3,200	Tektronix, Inc.	90,688
9,700	Tellabs, Inc. *	98,843
1,900	Thomas & Betts Corp. *	85,804
1,600	Transaction Systems Architects, Inc. *	53,072
500	Trident Microsystems, Inc. *	10,315
800	TTM Technologies, Inc. *	10,288
700	United Industrial Corp.	37,709
700	United Stationers, Inc. *	32,081
200	Valueclick, Inc. *	3,530
500	Veeco Instruments, Inc. *	12,230
400	VeriFone Holdings, Inc. *	9,260
3,000	WESCO International, Inc. *	175,500
5,800	Western Digital Corp. *	106,140
1,800	Zoran Corp. *	32,076
		5,897,412

See accompanying notes to the financial statements.

14

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	Transportation — 3.4%
1,700	Airtran Holdings, Inc. * (a)	19,465
300	American Commercial Lines, Inc. * (a)	15,750
7,900	AMR Corp. *	163,135
1,200	Arkansas Best Corp.	52,980
1,500	Celadon Group, Inc. *	27,795
3,500	Continental Airlines, Inc.-Class B * (a)	87,815
2,800	EGL, Inc. * (a)	85,596
1,300	ExpressJet Holdings, Inc. *	9,087
1,400	Forward Air Corp.	44,996
1,500	Kirby Corp. *	43,995
2,100	Landstar System, Inc.	89,670
700	Old Dominion Freight Line, Inc. *	22,344
300	Pacer International, Inc.	8,259
2,200	Skywest, Inc.	53,174
1,300	Swift Transportation Co. *	30,147
3,100	US Airways Group, Inc. *	130,975
		885,183
	Utility — 0.6%
3,900	Centerpoint Energy, Inc.	56,355
400	Crown Castle International Corp. * (a)	13,744
800	NII Holdings, Inc. *	42,680
3,100	Time Warner Telecom, Inc.-Class A * (a)	55,707
		168,486
	TOTAL COMMON STOCKS (COST $25,588,085)	25,324,299
	SHORT-TERM INVESTMENTS — 18.6%
299,325	Citigroup Global Markets Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $299,354 and an effective yield of 3.55%, collateralized by a U.S. Treasury Bond with a rate of 12.00%, maturity date of 08/15/13 and market value, including accrued interest, of $305,311.	299,325

See accompanying notes to the financial statements.

15

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — continued
846,953	Credit Suisse First Boston Corp. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $847,079 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $892,935. (b)	846,953
1,321,246	Goldman Sachs Group Inc. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $1,321,442 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $1,362,431. (b)	1,321,246
169,391	Lehman Brothers Inc. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $169,416 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $198,604. (b)	169,391
1,321,246	Merrill Lynch & Co. Triparty Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $1,321,441 and an effective yield of 5.30%, collateralized by various corporate debt obligations with an aggregate market value of $1,360,309. (b)	1,321,246
819,718	Morgan Stanley & Co. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $819,840 and an effective yield of 5.36%, collateralized by various corporate debt obligations with an aggregate market value of $872,976. (b)	819,718
	TOTAL SHORT-TERM INVESTMENTS (COST $4,777,879)	4,777,879
	TOTAL INVESTMENTS — 117.3% (Cost $30,365,964)	30,102,178
	Other Assets and Liabilities (net) — (17.3%)	(4,439,265)
	TOTAL NET ASSETS — 100.0%	$25,662,913

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  All or a portion of this security represents investment of security lending collateral (Note 2).

See accompanying notes to the financial statements.

16

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments, at value, including securities on loan of $4,325,423 (cost $30,365,964) (Note 2)	$30,102,178
Dividends and interest receivable	16,579
Receivable for collateral on futures contracts (Note 2)	52,000
Receivable for expenses reimbursed by Manager (Note 3)	12,958
Total assets	30,183,715
Liabilities:
Collateral on securities loaned, at value (Note 2)	4,478,554
Payable for Fund shares repurchased	1,640
Payable to affiliate for (Note 3):
Management fee	6,845
Shareholder service fee	3,312
Trustees and Chief Compliance Officer fees	129
Accrued expenses	30,322
Total liabilities	4,520,802
Net assets	$25,662,913
Net assets consist of:
Paid-in capital	$24,825,962
Accumulated undistributed net investment income	12,759
Accumulated net realized gain	1,087,978
Net unrealized depreciation	(263,786)
$25,662,913
Net assets attributable to:
Class III shares	$25,662,913
Shares outstanding:
Class III	1,457,485
Net asset value per share:
Class III	$17.61

See accompanying notes to the financial statements.

17

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends	$91,160
Interest (including securities lending income of $14,992)	27,846
Total investment income	119,006
Expenses:
Management fee (Note 3)	44,742
Shareholder service fee – Class III (Note 3)	21,649
Custodian, fund accounting agent and transfer agent fees	35,144
Audit and tax fees	24,767
Legal fees	368
Trustees fees and related expenses (Note 3)	312
Registration fees	3,772
Miscellaneous	460
Total expenses	131,214
Fees and expenses reimbursed by Manager (Note 3)	(64,499)
Net expenses	66,715
Net investment income (loss)	52,291
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	1,962,232
Closed futures contracts	12,930
Net realized gain (loss)	1,975,162
Change in net unrealized appreciation (depreciation) on investments	(4,288,323)
Net realized and unrealized gain (loss)	(2,313,161)
Net increase (decrease) in net assets resulting from operations	$(2,260,870)

See accompanying notes to the financial statements.

18

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$52,291	$109,706
Net realized gain (loss)	1,975,162	7,326,155
Change in net unrealized appreciation (depreciation)	(4,288,323)	(2,622,842)
Net increase (decrease) in net assets from operations	(2,260,870)	4,813,019
Distributions to shareholders from:
Net investment income
Class III	(57,715)	(124,141)
Net realized gains
Class III	(739,414)	(8,526,333)
	(797,129)	(8,650,474)
Net share transactions (Note 7):
Class III	(1,102,342)	(5,297,238)
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	19,714	137,656
Total increase (decrease) in net assets resulting from net share transactions and net purchase premiums and redemption fees	(1,082,628)	(5,159,582)
Total increase (decrease) in net assets	(4,140,627)	(8,997,037)
Net assets:
Beginning of period	29,803,540	38,800,577
End of period (including accumulated undistributed net investment income of $12,759 and $18,183, respectively)	$25,662,913	$29,803,540

See accompanying notes to the financial statements.

19

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006	Year Ended February 28/29,
	(Unaudited)	2006	2005	2004	2003	2002
Net asset value, beginning of period	$19.67	$21.96	$21.78	$13.52	$16.48	$19.08
Income (loss) from investment operations:
Net investment income (loss)†	0.03	0.06	0.03	— (a)	(0.01)	0.01
Net realized and unrealized gain (loss)	(1.54)	2.93	1.96	8.28	(2.95)	(1.12)
Total from investment operations	(1.51)	2.99	1.99	8.28	(2.96)	(1.11)
Less distributions to shareholders:
From net investment income	(0.04)	(0.07)	(0.01)	(0.02)	—	—
From net realized gains	(0.51)	(5.21)	(1.80)	—	—	(1.49)
Total distributions	(0.55)	(5.28)	(1.81)	(0.02)	—	(1.49)
Net asset value, end of period	$17.61	$19.67	$21.96	$21.78	$13.52	$16.48
Total Return(b)	(7.79)%	14.63%	10.50%	61.22%	(17.96)%	(6.36)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$25,663	$29,804	$38,801	$41,662	$17,669	$17,049
Net expenses to average daily net assets	0.46%	0.48%	0.48%	0.48%	0.49%	0.48%
Net investment income to average daily net assets	0.36%	0.30%	0.16%	0.02%	(0.06)%	0.07%
Portfolio turnover rate	56%	87%	110%	97%	116%	118%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.45%	0.35%	0.26%	0.24%	0.37%	0.33%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01	$0.08	$0.04	$0.06	$0.03	$0.02

(a)  Net investment income was less than $0.01 per share.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholders.

†  Calculated using average shares outstanding throughout the period.

See accompanying notes to the financial statements.

20

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO U.S. Small/Mid Cap Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund commenced operations following an in-kind purchase of shares by GMO Small/Mid Cap Growth Fund (formerly GMO Small Cap Growth Fund) ("Predecessor Fund") effected as of the close of business on September 16, 2005. For tax purposes, this transaction met all requirements for a tax-free reorganization under the Internal Revenue Code, and consequently the Fund retained the Predecessor Fund's basis and holding period in each asset contributed in-kind. For accounting purposes, the Fund also recorded a cost for each in-kind asset contributed by the Predecessor Fund equal to such asset's historical cost. For tax and accounting purposes, the Fund is treated as a continuation of the Predecessor Fund's operations. Therefore, the Financial Statements reflect the performance and operational history of the Predecessor Fund prior to September 16, 2005.

The Fund seeks long-term capital growth. The Fund seeks to achieve its objective by outperforming the Russell 2500 Growth Index. The Fund typically makes equity investments in companies that issue stocks included in the Russell 2500 Index, and companies with similar size characteristics.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which

21

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no futures contracts outstanding at the end of the period.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

22

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2006, the Fund had loaned securities having a market value of $4,325,423 collateralized by cash in the amount of $4,478,554 which was invested in short-term instruments.

23

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2006, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code of $851,651 expiring in 2011. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$30,380,112	$2,128,421	$(2,406,355)	$(277,934)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

24

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Purchases and redemptions of Fund shares

As of the date of this report, the premium on cash purchases and fee on redemptions of Fund shares were each 0.50% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in the amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2006 and the year ended February 28, 2006, the Fund received $5,225 and $38,857 in purchase premiums and $14,489 and $98,799 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of estimated costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. There is no premium for reinvested distributions.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.31% of the Fund's average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

25

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expense (excluding shareholder service fees, fees and expenses of the independent trustes of the Trust, fees and expenses for legal services not procured or provided by the Manager of the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expenses, and transfer taxes) exceed 0.31% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $220 and $92, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $15,705,500 and $16,892,881, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders

As of August 31, 2006, 56.2% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. One of the shareholders is another fund of the Trust. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2006, 69.4% of the Fund's shares were held by accounts for which the Manager has investment discretion.

26

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares Sold	58,404	$1,040,302	277,117	$6,003,947
Shares issued to shareholders in reinvestment of distributions	42,332	767,387	413,988	8,499,314
Shares repurchased	(158,270)	(2,910,031)	(861,543)	(18,064,112)
Redemption in-kind	—	—	(81,480)	(1,736,387)
Purchase premiums and redemptions fees	—	19,714	—	137,656
Net increase (decrease)	(57,534)	$(1,082,628)	(251,918)	$(5,159,582)

27

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO U.S. Small/Mid Cap Growth Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

Noting that the Fund is the successor to GMO Small/Mid Cap Growth Fund (the "Predecessor Fund"), a former series of the Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund, the Trustees considered investment performance and fee and expense information of the Predecessor Fund for periods ending on or before September 16, 2005. In particular, the Trustees noted that the Fund's advisory fee was 0.02% lower than the Predecessor Fund's advisory fee.

In addition, the Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the

28

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax

29

GMO U.S. Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

30

GMO U.S Small/Mid Cap Growth Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.46%	$1,000.00	$922.10	$2.23
2) Hypothetical	0.46%	$1,000.00	$1,022.89	$2.35

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

31

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.8%
Short-Term Investments	1.1
Other	0.1
100.0%
Industry Sector Summary	% of Equity Investments
Financial	22.7%
Health Care	19.9
Retail Stores	15.1
Technology	12.1
Utility	7.0
Consumer Goods	3.9
Food & Beverage	3.3
Oil & Gas	3.3
Services	2.9
Transportation	2.9
Manufacturing	2.3
Machinery	1.5
Automotive	1.3
Construction	0.8
Primary Process Industry	0.6
Metals & Mining	0.4
100.0%

1

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.8%
	Automotive — 1.3%
3,000	Eaton Corp.	199,500
48,469	Ford Motor Co.	405,686
5,200	Harley-Davidson, Inc.	304,252
5,100	Johnson Controls, Inc.	366,843
4,950	Paccar, Inc.	270,616
		1,546,897
	Construction — 0.8%
2,000	Centex Corp.	101,900
2,533	D.R. Horton, Inc.	55,549
500	Fluor Corp.	43,210
900	Jacobs Engineering Group, Inc. *	78,381
2,300	KB Home	98,348
3,100	Lennar Corp.-Class A	139,004
1,800	Martin Marietta Materials, Inc.	148,248
4,300	Masco Corp.	117,863
100	NVR, Inc. *	51,365
3,000	Pulte Homes, Inc.	89,010
		922,878
	Consumer Goods — 3.8%
22,000	Altria Group, Inc.	1,837,660
4,000	Avon Products, Inc.	114,840
600	Cintas Corp.	22,218
4,000	Colgate-Palmolive Co.	239,440
7,200	Eastman Kodak Co.	153,144
200	Harman International Industries, Inc.	16,224
9,600	International Game Technology	371,328
3,700	Jones Apparel Group, Inc.	115,810
1,500	Kimberly-Clark Corp.	95,250
1,300	Leggett & Platt, Inc.	29,965
5,800	Liz Claiborne, Inc.	216,746

See accompanying notes to the financial statements.

2

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Consumer Goods — continued
2,500	Mohawk Industries, Inc. *	177,200
7,100	Newell Rubbermaid, Inc.	191,629
1,800	Reynolds American, Inc.	117,126
2,300	UST, Inc.	121,578
2,300	VF Corp.	160,747
5,500	Whirlpool Corp.	445,005
		4,425,910
	Financial — 22.5%
21,900	Aflac, Inc.	987,033
3,600	Allstate Corp. (The)	208,584
3,850	AMBAC Financial Group, Inc.	333,371
37,200	American International Group, Inc.	2,374,104
13,600	AON Corp.	470,152
16,508	Bank of America Corp.	849,667
5,400	Bank of New York Co. (The), Inc.	182,250
7,300	BB&T Corp.	312,440
1,800	Bear Stearns Cos. (The), Inc.	234,630
3,300	Brown & Brown, Inc.	98,802
700	Capital One Financial Corp.	51,170
28,000	Charles Schwab Corp. (The)	456,680
4,200	Chubb Corp.	210,672
2,900	CIT Group, Inc.	130,674
61,500	Citigroup, Inc.	3,035,025
3,500	Comerica, Inc.	200,375
11,800	E*Trade Financial Corp. *	278,362
31,300	Fannie Mae	1,647,945
3,700	Federated Investors, Inc.-Class B	123,876
7,457	Fidelity National Financial, Inc.	299,995
1,900	Fifth Third Bancorp	74,746
1,400	First American Corp.	56,868
300	First Horizon National Corp.	11,454
500	Franklin Resources, Inc.	49,205
7,200	Freddie Mac	457,920

See accompanying notes to the financial statements.

3

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Financial — continued
900	Golden West Financial Corp.	67,941
7,600	Goldman Sachs Group, Inc.	1,129,740
1,600	H&R Block, Inc.	33,648
1,100	Hartford Financial Services Group, Inc.	94,446
1,400	Janus Capital Group, Inc.	24,892
800	Jefferies Group, Inc.	19,936
37,800	JPMorgan Chase & Co.	1,725,948
2,000	KeyCorp	73,580
10,000	Lehman Brothers Holdings, Inc.	638,100
6,767	Lincoln National Corp.	410,757
11,400	Loews Corp.	438,672
3,000	Marsh & McLennan Cos., Inc.	78,480
3,500	MBIA, Inc.	215,705
8,600	Mellon Financial Corp.	320,178
14,600	Merrill Lynch & Co., Inc.	1,073,538
5,000	Metlife, Inc.	275,150
3,200	MGIC Investment Corp.	185,184
6,900	Morgan Stanley	453,951
18,700	National City Corp.	646,646
1,100	Northern Trust Corp.	61,589
10,587	Old Republic International Corp.	221,268
4,600	PMI Group (The), Inc.	198,904
6,900	PNC Financial Services Group, Inc.	488,451
2,900	Principal Financial Group, Inc.	154,396
29,700	Progressive Corp. (The)	730,323
2,600	Prudential Financial, Inc.	190,866
3,000	Radian Group, Inc.	179,640
9,100	St. Paul Travelers Cos. (The), Inc.	399,490
5,800	State Street Corp.	358,440
300	T. Rowe Price Group, Inc.	13,218
4,200	TD Ameritrade Holding Corp.	73,584
4,600	Torchmark Corp.	286,166
13,000	UnumProvident Corp.	246,350
3,000	US Bancorp	96,210

See accompanying notes to the financial statements.

4

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Financial — continued
8,750	W.R. Berkley Corp.	306,250
21,345	Washington Mutual, Inc.	894,142
		25,941,779
	Food & Beverage — 3.2%
7,000	Anheuser-Busch Cos., Inc.	345,660
9,700	Archer-Daniels-Midland Co.	399,349
1,800	Brown-Forman Corp.-Class B	138,564
1,400	Campbell Soup Co.	52,598
38,600	Coca-Cola Co. (The)	1,729,666
5,700	Dean Foods Co. *	225,834
2,700	HJ Heinz Co.	112,968
600	Hormel Foods Corp.	21,990
3,700	Kraft Foods, Inc.	125,467
3,900	Pepsi Bottling Group, Inc.	136,539
1,600	PepsiCo, Inc.	104,448
11,200	Sara Lee Corp.	186,256
10,400	Tyson Foods, Inc.-Class A	153,192
		3,732,531
	Health Care — 19.7%
3,700	Abbott Laboratories	180,190
2,400	Allergan, Inc.	274,944
17,400	AmerisourceBergen Corp.	768,384
5,000	Amgen, Inc. *	339,650
2,800	Barr Pharmaceuticals, Inc. *	158,200
1,600	Baxter International, Inc.	71,008
1,400	Becton Dickinson & Co.	97,580
500	Biogen Idec, Inc. *	22,070
1,200	Biomet, Inc.	39,252
27,900	Bristol-Myers Squibb Co.	606,825
14,300	Cardinal Health, Inc.	964,106
5,800	Caremark Rx, Inc.	336,052
2,500	Cigna Corp.	282,675

See accompanying notes to the financial statements.

5

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Health Care — continued
800	Endo Pharmaceuticals Holdings, Inc. *	26,424
11,800	Express Scripts, Inc. *	992,144
25,100	Forest Laboratories, Inc. *	1,254,498
2,200	Genentech, Inc. *	181,544
4,200	Health Net, Inc. *	175,602
1,100	Humana, Inc. *	67,023
400	IMS Health, Inc.	10,916
18,700	Johnson & Johnson	1,209,142
12,900	King Pharmaceuticals, Inc. *	209,238
3,800	Lincare Holdings, Inc. *	140,714
22,200	McKesson Corp.	1,127,760
700	Medtronic, Inc.	32,830
103,600	Merck & Co., Inc.	4,200,980
203,330	Pfizer, Inc.	5,603,775
4,500	Quest Diagnostics, Inc.	289,260
600	St. Jude Medical, Inc. *	21,846
2,000	Stryker Corp.	96,060
48,400	UnitedHealth Group, Inc.	2,514,380
2,700	Varian Medical Systems, Inc. *	143,910
178	WellPoint, Inc. *	13,779
5,500	Wyeth	267,850
		22,720,611
	Machinery — 1.4%
5,000	Baker Hughes, Inc.	355,900
3,200	BJ Services Co.	109,792
9,700	Caterpillar, Inc.	643,595
700	Cummins, Inc.	80,374
2,600	Deere & Co.	203,060
1,100	Dover Corp	53,482
2,000	Parker-Hannifin Corp.	148,100
1,700	Terex Corp. *	74,681
		1,668,984

See accompanying notes to the financial statements.

6

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Manufacturing — 2.3%
2,100	3M Co.	150,570
3,800	American Standard Cos., Inc.	158,726
37,600	General Electric Co.	1,280,656
12,300	Illinois Tool Works, Inc.	539,970
2,700	ITT Industries, Inc.	132,165
200	Precision Castparts Corp.	11,688
1,200	Temple-Inland, Inc.	53,424
1,100	Textron, Inc.	92,246
3,300	United Technologies Corp.	206,943
		2,626,388
	Metals & Mining — 0.4%
14,500	Alcoa, Inc.	414,555
	Oil & Gas — 3.3%
15,100	Anadarko Petroleum Corp.	708,341
2,600	Apache Corp.	169,728
1,300	Chevron Corp.	83,720
3,874	ConocoPhillips	245,728
3,800	Devon Energy Corp.	237,462
12,700	Exxon Mobil Corp.	859,409
3,500	Hess Corp.	160,230
5,500	Marathon Oil Corp.	459,250
1,600	Newfield Exploration Co. *	69,184
11,400	Occidental Petroleum Corp.	581,286
3,000	Sunoco, Inc.	215,730
		3,790,068
	Primary Process Industry — 0.6%
200	Air Products & Chemicals, Inc.	13,258
4,800	E.I. du Pont de Nemours & Co.	191,856
300	Ecolab, Inc.	13,374
2,700	International Paper Co.	93,879
7,000	Nucor Corp.	342,090
		654,457

See accompanying notes to the financial statements.

7

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Retail Stores — 14.9%
900	Abercrombie & Fitch Co.-Class A	58,077
15,000	AutoNation, Inc. *	291,450
3,500	AutoZone, Inc. *	316,050
11,400	Bed Bath & Beyond, Inc. *	384,522
5,100	Best Buy, Inc.	239,700
1,400	CDW Corp.	81,620
2,200	Chico's FAS, Inc. *	40,568
2,300	Circuit City Stores, Inc.	54,303
9,400	Costco Wholesale Corp.	439,826
8,800	Dollar General Corp.	113,168
3,700	Family Dollar Stores, Inc.	94,609
4,300	Fastenal Co.	157,724
116,000	Home Depot, Inc.	3,977,640
45,400	Kroger Co. (The)	1,080,974
2,000	Limited Brands, Inc.	51,460
98,200	Lowe's Cos., Inc.	2,657,292
1,800	Nordstrom, Inc.	67,230
14,300	Office Depot, Inc. *	526,812
3,800	Ross Stores, Inc.	93,062
25,200	Safeway, Inc.	779,436
16,000	Staples, Inc.	360,960
10,157	Supervalu, Inc.	290,084
3,200	Tiffany & Co.	101,120
11,400	TJX Cos., Inc.	304,950
23,500	Walgreen Co.	1,162,310
78,500	Wal-Mart Stores, Inc.	3,510,520
600	Williams-Sonoma, Inc.	17,676
		17,253,143
	Services — 2.9%
1,100	Allied Waste Industries, Inc. *	11,374
400	CBS Corp.-Class B	11,420
3,800	Darden Restaurants, Inc.	134,520
3,700	Gannett Co., Inc.	210,345

See accompanying notes to the financial statements.

8

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Services — continued
3,300	Manpower, Inc.	195,063
3,700	McDonald's Corp.	132,830
10,100	Moody's Corp.	617,918
5,400	News Corp.-Class A	102,762
2,800	Robert Half International, Inc.	86,632
33,900	Starbucks Corp. *	1,051,239
5,300	Sysco Corp.	166,367
4,800	Walt Disney Co. (The)	142,320
8,000	Waste Management, Inc.	274,240
2,800	Wendy's International, Inc.	178,920
		3,315,950
	Technology — 12.0%
400	Adobe Systems, Inc. *	12,976
4,900	Affiliated Computer Services, Inc.-Class A *	251,566
9,700	Agilent Technologies, Inc. *	311,952
6,500	Applera Corp.-Applied Biosystems Group	199,225
8,700	Applied Materials, Inc.	146,856
3,700	Arrow Electronics, Inc. *	103,230
1,000	Autodesk, Inc. *	34,760
600	Avery Dennison Corp.	37,164
7,300	BEA Systems, Inc. *	100,229
6,500	BMC Software, Inc. *	173,030
4,300	Boeing Co.	322,070
4,300	Citrix Systems, Inc. *	131,924
3,900	Computer Sciences Corp. *	184,782
6,900	Corning, Inc. *	153,456
9,000	Danaher Corp.	596,610
46,100	Dell, Inc. *	1,039,555
700	Diebold, Inc.	29,337
1,700	DST Systems, Inc. *	100,351
6,000	Electronic Data Systems Corp.	142,980
11,100	Emerson Electric Co.	911,865
400	Energizer Holdings, Inc. *	26,744

See accompanying notes to the financial statements.

9

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Technology — continued
12,300	First Data Corp.	528,531
3,500	Fiserv, Inc. *	154,595
3,400	General Dynamics Corp.	229,670
600	Global Payments, Inc.	22,830
1,300	Goodrich Corp.	50,635
300	Google, Inc.-Class A *	113,559
2,300	Harris Corp.	101,016
53,100	Hewlett-Packard Co.	1,941,336
24,500	Intel Corp.	478,730
4,600	International Business Machines Corp.	372,462
500	Intersil Corp.-Class A	12,675
7,000	Intuit, Inc. *	211,540
2,200	Jabil Circuit, Inc.	59,026
3,600	Lexmark International, Inc. *	201,852
1,500	Lockheed Martin Corp.	123,900
2,400	Microchip Technology, Inc.	81,984
5,600	Microsoft Corp.	143,864
24,500	Motorola, Inc.	572,810
5,200	National Semiconductor Corp.	126,308
6,600	Northrop Grumman Corp.	440,946
6,800	Nvidia Corp. *	197,948
1,300	Oracle Corp. *	20,345
4,200	Paychex, Inc.	150,822
5,400	Pitney Bowes, Inc.	235,386
35,500	Qualcomm, Inc.	1,337,285
1,800	Raytheon Co.	84,978
2,000	Rockwell Automation, Inc.	112,760
14,600	Texas Instruments, Inc.	475,814
1,700	Thermo Electron Corp. *	66,640
2,300	W.W. Grainger, Inc.	153,640
		13,814,549

See accompanying notes to the financial statements.

10

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Transportation — 2.8%
7,500	Burlington Northern Santa Fe Corp.	502,125
8,900	CH Robinson Worldwide, Inc.	407,798
2,400	CSX Corp.	72,528
8,400	Expeditors International of Washington, Inc.	334,908
14,400	FedEx Corp.	1,454,832
1,200	JB Hunt Transport Services, Inc.	23,580
3,100	Norfolk Southern Corp.	132,463
600	Southwest Airlines, Inc.	10,392
4,300	Union Pacific Corp.	345,505
		3,284,131
	Utility — 6.9%
1,700	Alltel Corp.	92,157
77,863	AT&T, Inc.	2,423,875
48,000	BellSouth Corp.	1,954,560
5,200	Centerpoint Energy, Inc.	75,140
3,400	CenturyTel, Inc.	135,388
2,700	Edison International	117,828
4,600	FirstEnergy Corp.	262,476
600	NII Holdings, Inc. *	32,010
400	Questar Corp.	34,616
29,800	Qwest Communications International, Inc. *	262,538
700	TXU Corp.	46,347
72,042	Verizon Communications, Inc.	2,534,438
3,205	Windstream Corp.	42,306
		8,013,679
	TOTAL COMMON STOCKS (COST $106,777,072)	114,126,510

See accompanying notes to the financial statements.

11

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 1.1%
1,206,377	Citigroup Global Markets Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $1,206,496 and an effective yield of 3.55%, collateralized by a U.S. Treasury Bond with a rate of 12.00%, maturity date of 08/15/13 and a market value, including accrued interest, of $1,230,505.	1,206,377
	TOTAL SHORT-TERM INVESTMENTS (COST $1,206,377)	1,206,377
	TOTAL INVESTMENTS — 99.9% (Cost $107,983,449)	115,332,887
	Other Assets and Liabilities (net) — 0.1%	144,291
	TOTAL NET ASSETS — 100.0%	$115,477,178

Notes to Schedule of Investments:

*  Non-income producing security.

See accompanying notes to the financial statements.

12

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments, at value (cost $107,983,449) (Note 2)	$115,332,887
Dividends and interest receivable	204,221
Receivable for expenses reimbursed by Manager (Note 3)	9,610
Total assets	115,546,718
Liabilities:
Payable to affiliate for (Note 3):
Management fee	32,078
Shareholder service fee	14,581
Trustees and Chief Compliance Officer fees	259
Accrued expenses	22,622
Total liabilities	69,540
Net assets	$115,477,178
Net assets consist of:
Paid-in capital	$111,364,581
Accumulated undistributed net investment income	313,287
Accumulated net realized loss	(3,550,128)
Net unrealized appreciation	7,349,438
$115,477,178
Net assets attributable to:
Class III	$115,477,178
Shares outstanding:
Class III	9,163,727
Net asset value per share:
Class III	$12.60

See accompanying notes to the financial statements.

13

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends	$1,111,418
Interest	37,071
Total investment income	1,148,489
Expenses:
Management fee (Note 3)	195,482
Shareholder service fee – Class III (Note 3)	88,855
Custodian, fund accounting agent and transfer agent fees	19,596
Audit and tax fees	24,196
Legal fees	1,104
Trustees fees and related expenses (Note 3)	952
Registration fees	2,484
Miscellaneous	921
Total expenses	333,590
Fees and expenses reimbursed by Manager (Note 3)	(47,932)
Net expenses	285,658
Net investment income (loss)	862,831
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	915,928
Closed futures contracts	(2,139)
Net realized gain (loss)	913,789
Change in net unrealized appreciation (depreciation) on:
Investments	(3,349,136)
Net realized and unrealized gain (loss)	(2,435,347)
Net increase (decrease) in net assets resulting from operations	$(1,572,516)

See accompanying notes to the financial statements.

14

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$862,831	$1,503,502
Net realized gain (loss)	913,789	2,540,673
Change in net unrealized appreciation (depreciation)	(3,349,136)	2,939,967
Net increase (decrease) in net assets from operations	(1,572,516)	6,984,142
Distributions to shareholders from:
Net investment income
Class III	(765,152)	(1,452,459)
Net share transactions (Note 7):
Class III	(3,524,508)	34,433,458
Total increase (decrease) in net assets	(5,862,176)	39,965,141
Net assets:
Beginning of period	121,339,354	81,374,213
End of period (including accumulated undistributed net investment income of $313,287 and $215,608, respectively)	$115,477,178	$121,339,354

See accompanying notes to the financial statements.

15

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005		2004	2003	2002
Net asset value, beginning of period	$12.83		$12.14	$11.58		$8.62	$11.24	$12.08
Income (loss) from investment operations:
Net investment income (loss)†	0.09		0.20	0.16		0.14	0.14	0.16
Net realized and unrealized gain (loss)	(0.24)		0.69	0.54		2.96	(2.64)	(0.86)
Total from investment operations	(0.15)		0.89	0.70		3.10	(2.50)	(0.70)
Less distributions to shareholders:
From net investment income	(0.08)		(0.20)	(0.14)		(0.14)	(0.12)	(0.14)
Total distributions	(0.08)		(0.20)	(0.14)		(0.14)	(0.12)	(0.14)
Net asset value, end of period	$12.60		$12.83	$12.14		$11.58	$8.62	$11.24
Total Return(a)	(1.15	)%**	7.46%	6.12	%(b)	36.21%	(22.33)%	(5.78)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$115,477		$121,339	$81,374		$62,027	$40,347	$27,495
Net expenses to average daily net assets	0.48	%*	0.48%	0.48%		0.48%	0.49%	0.48%
Net investment income to average daily net assets	1.46	%*	1.65%	1.39%		1.34%	1.41%	1.36%
Portfolio turnover rate	39	%**	62%	87%		70%	63%	45%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.08	%*	0.08%	0.08%		0.13%	0.16%	0.36%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

(b)  The effect of losses in the amount of $15,989 resulting from compliance violations and the Manager's reimbursement of such losses had no effect on total return.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

16

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Tax-Managed U.S. Equities Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high after-tax total return. The Fund seeks to achieve its objective by outperforming the S&P 500 Index (after tax), which is computed by GMO by adjusting the return of the S&P 500 Index by its tax cost. The Fund typically makes equity investments in companies that issue stocks included in the S&P 500 Index, and companies with similar size characteristics, and uses quantitative models integrated with tax management techniques to provide broad exposure to the U.S. equity market to investors subject to U.S. federal income tax.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency

17

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no futures contracts outstanding at the end of the period.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to

18

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the six months ended August 31, 2006, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

19

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2006, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $2,626,902 and $1,837,015 expiring in 2011 and 2012, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$107,983,454	$11,363,338	$(4,013,905)	$7,349,433

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash

20

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes) exceed 0.33% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $676 and $368, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $44,835,067 and $47,844,454, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The

21

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related party

As of August 31, 2006, 62.8% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2006, less than 0.1% of the Fund's shares were held by one related party comprised of a certain GMO employee account, and 2.4% of the Fund's shares was held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transaction in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	180,465	$2,310,000	3,129,868	$39,103,839
Shares issued to shareholders in reinvestment of distributions	43,955	550,932	72,670	886,419
Shares repurchased	(518,824)	(6,385,440)	(447,033)	(5,556,800)
Net increase (decrease)	(294,404)	$(3,524,508)	2,755,505	$34,433,458

22

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO Tax-Managed U.S. Equities Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to

23

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

24

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

25

GMO Tax-Managed U.S. Equities Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.48%	$1,000.00	$988.50	$2.41
2) Hypothetical	0.48%	$1,000.00	$1,022.79	$2.45

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

26

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.5%
Preferred Stocks	0.9
Rights and Warrants	0.0
Short-Term Investments	0.3
Other	2.3
100.0%
Industry Sector Summary	% of Equity Investments
Financials	26.3%
Consumer Discretionary	14.9
Energy	11.6
Health Care	10.5
Materials	10.2
Industrials	8.7
Consumer Staples	5.8
Utilities	4.9
Telecommunication Services	3.6
Information Technology	3.5
100.0%

1

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2006 (Unaudited)

Country Summary	% of Equity Investments
Japan	25.1%
United Kingdom	22.8
France	10.4
Germany	9.6
Netherlands	5.9
Switzerland	4.7
Italy	2.7
Finland	2.0
Australia	1.8
Belgium	1.4
South Korea	1.4
Norway	1.4
Canada	1.3
Sweden	1.2
Spain	1.2
Taiwan	1.0
Austria	0.9
Russia	0.9
Brazil	0.8
Singapore	0.8
China	0.6
Ireland	0.5
Hong Kong	0.5
South Africa	0.4
Mexico	0.4
Israel	0.1
India	0.1
Thailand	0.1
Poland	0.0
Turkey	0.0
Malaysia	0.0
Philippines	0.0
100.0%

2

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.5%
	Australia — 1.8%
84,857	Australia and New Zealand Banking Group Ltd	1,761,782
201,719	BHP Billiton Ltd	4,249,003
104,004	Boral Ltd	538,745
45,208	Commonwealth Bank of Australia	1,575,466
156,685	General Property Trust Units	546,393
39,779	National Australia Bank Ltd	1,100,321
55,986	Rio Tinto Ltd	3,107,063
109,011	Santos Ltd	931,343
49,785	Woodside Petroleum Ltd	1,601,602
141,450	Woolworths Ltd	2,232,764
		17,644,482
	Austria — 0.9%
23,752	Boehler Uddeholm (Bearer)	1,278,003
5,929	Flughafen Wien AG	480,644
438	Lenzing AG	96,503
87,050	OMV AG	4,646,250
59,780	Voestalpine AG	2,264,973
		8,766,373
	Belgium — 1.4%
6,470	Colruyt SA	1,099,809
18,354	Delhaize Group	1,397,015
115,924	Dexia	2,978,088
147,719	Fortis	5,752,089
16,784	Suez Lyon des Eaux VVPR Strip *	215
40,452	UCB SA	2,371,225
		13,598,441
	Brazil — 0.2%
8,719	Banco do Brasil SA	195,201
19,900	Compania Vale do Rio Doce	426,959
7,992,200	Electrobras (Centro)	174,457

See accompanying notes to the financial statements.

3

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Brazil — continued
29,800	Petroleo Brasileiro SA (Petrobras)	660,493
3,200	Petroleo Brasileiro SA (Petrobras) ADR	286,912
6,000	Unibanco-Uniao de Bancos Brasileiros SA GDR	434,100
		2,178,122
	Canada — 1.3%
86,664	Canadian Natural Resources	4,549,997
36,664	EnCana Corp	1,923,923
15,700	National Bank of Canada	851,831
71,200	Petro-Canada	3,040,478
49,000	Royal Bank of Canada	2,171,374
		12,537,603
	China — 0.6%
296,000	Aluminum Corp of China Ltd	207,262
1,808,000	China Construction Bank Class H	782,736
310,000	China Life Insurance Co Ltd Class H	550,417
218,000	China Mobile Ltd *	1,465,994
1,166,000	China Petroleum & Chemical Corp Class H	690,267
6,300	China Telecom Corp Ltd ADR	212,625
546,300	China Telecom Corp Ltd Class H	184,002
638,000	CNOOC Ltd	556,331
954,000	PetroChina Co Ltd Class H	1,070,833
		5,720,467
	Finland — 2.0%
86,600	Fortum Oyj	2,327,092
23,000	Kemira Oyj	372,665
60,900	Metso Oyj	2,268,537
288,100	Nokia Oyj	6,021,634
25,300	Orion Oyj *	461,238
70,750	Rautaruukki Oyj	2,068,055
208,062	Sampo Oyj Class A	4,306,868
70,500	YIT Oyj	1,531,376
		19,357,465

See accompanying notes to the financial statements.

4

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	France — 10.2%
55,125	Axa	2,050,303
188,181	BNP Paribas	20,008,889
4,173	Bongrain SA	288,394
17,800	Cap Gemini SA	976,216
38,074	Carrefour SA	2,350,524
33,710	Casino Guichard-Perrachon SA	2,893,679
5,024	Chargeurs International SA *	128,899
36,812	Cie de Saint-Gobain	2,731,039
124,976	Credit Agricole SA	5,078,384
2,228	Esso S.A.F.	561,599
9,891	Lafarge SA	1,275,171
21,176	L'Oreal SA	2,217,354
21,643	LVMH Moet Hennessy Louis Vuitton SA	2,229,481
173,330	Mittal Steel Company NV	5,784,708
86,816	Peugeot SA	4,898,408
75,697	Renault SA	8,820,541
8,419	Sanofi-Aventis	756,125
20,533	Schneider Electric SA	2,190,228
33,020	Societe Generale	5,333,465
16,784	Suez SA Class B	718,285
693	Total Gabon	558,867
391,530	Total SA	26,439,241
9,395	Vallourec SA	2,104,314
		100,394,114
	Germany — 9.0%
32,932	Adidas AG	1,576,093
22,500	Allianz AG (Registered)	3,824,306
60,461	Altana AG	3,569,672
22,888	Bayer AG	1,135,901
93,052	Bayerische Motoren Werke AG	4,813,403
163,600	Commerzbank AG	5,713,863
49,572	DaimlerChrysler AG (Registered)	2,613,891

See accompanying notes to the financial statements.

5

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
82,600	Depfa Bank Plc	1,541,703
69,600	Deutsche Bank AG (Registered)	7,955,885
24,100	Deutsche Boerse AG	3,655,521
46,259	Deutsche Post AG (Registered)	1,171,598
71,870	E. On AG	9,123,191
12,000	IWKA AG *	227,535
42,300	MAN AG	3,236,574
30,200	Merck KGaA	2,994,214
59,900	Muenchener Rueckversicherungs AG (Registered)	9,005,781
4,500	Puma AG Rudolf Dassler Sport	1,566,870
38,020	Salzgitter AG	3,405,824
9,100	SAP AG	1,737,357
17,800	Solarworld AG	1,045,047
104,661	Suedzucker AG	2,605,420
217,625	ThyssenKrupp AG	7,403,667
158,600	TUI AG	3,111,414
71,671	Volkswagen AG	5,721,615
		88,756,345
	Hong Kong — 0.5%
320,400	CLP Holdings Ltd	2,026,040
320,000	Hang Lung Group Co Ltd	865,890
363,000	Hong Kong Electric Holdings Ltd	1,735,637
		4,627,567
	India — 0.1%
8,100	Reliance Industries GDR	130,233
11,300	Reliance Industries Ltd GDR	540,705
		670,938
	Ireland — 0.4%
38,854	Bank of Ireland	737,568
89,154	CRH Plc	3,085,998
79,446	Greencore Group	416,635
		4,240,201

See accompanying notes to the financial statements.

6

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Israel — 0.1%
71,000	Bank Hapoalim B.M.	312,219
11,000	Check Point Software Technologies Ltd *	204,490
21,500	Teva Pharmaceutical Industries ADR	747,340
		1,264,049
	Italy — 2.5%
33,750	Banca Intesa SPA-Di RISP	214,836
333,754	Banca Monte dei Paschi di Siena SPA	2,030,150
73,556	Banca Popolare di Verona	2,185,952
515,836	ENI SPA	15,772,295
166,303	Fiat SPA *	2,383,769
306,250	UniCredito Italiano SPA	2,440,470
		25,027,472
	Japan — 24.5%
16,270	Acom Co Ltd	726,044
77,100	Aeon Co Ltd	1,934,375
41,000	AIOI Insurance Co Ltd	286,040
75,800	Canon Inc	3,765,617
52,000	Chiyoda Corp	1,134,181
131,900	Chubu Electric Power Co Inc	3,569,535
12,000	Chugoku Electric Power Co Inc	253,769
182,000	Cosmo Oil Co Ltd	797,886
104,600	Daiei Inc *	2,006,316
114,941	Daiichi Sankyo Co Ltd	3,166,942
385,400	Daikyo Inc *	1,971,590
8,500	Daito Trust Construction Co Ltd	440,182
385,000	Daiwa Securities Group Inc	4,557,077
218	East Japan Railway Co	1,606,372
63,700	Eisai Co Ltd	3,025,330
322,000	Fuji Heavy Industries Ltd	1,856,578
268,000	Furukawa Electric Co Ltd	1,845,317
776,500	Haseko Corp *	2,765,845
671,400	Honda Motor Co Ltd	22,720,100

See accompanying notes to the financial statements.

7

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
21,600	Hoya Corp	781,921
47,000	Ibiden Co Ltd	2,396,439
675,000	Ishikawajima-Harima Heavy Industries Co Ltd	1,954,794
426,000	Isuzu Motors Ltd	1,375,859
633,000	Itochu Corp	5,286,204
48,000	JACCS Co Ltd	524,531
213,000	Japan Steel Works Ltd (The)	1,502,079
58,000	Kamigumi Co Ltd	463,259
34,000	Kandenko Co	237,721
156,100	Kansai Electric Power Co Inc	3,739,816
100,000	Kao Corp	2,662,206
520,000	Kobe Steel Ltd	1,654,728
270,000	Komatsu Ltd	4,899,972
173,000	Kubota Corp	1,414,194
36,000	Kyudenko Corp	195,332
74,300	Kyushu Electric Power Co Inc	1,769,819
566,000	Marubeni Corp	3,009,276
473,000	Mazda Motor Corp	3,016,465
312,400	Mitsubishi Corp	6,323,855
143,000	Mitsubishi Estate Co Ltd	3,065,260
635,000	Mitsubishi Heavy Industries	2,649,244
777,000	Mitsubishi Motors Corp *	1,351,152
836	Mitsubishi UFJ Financial Group Inc	11,341,052
162,000	Mitsui & Co	2,337,489
158,000	Mitsui OSK Lines Ltd	1,199,567
377,284	Mitsui Trust Holding Inc	4,394,069
841	Mizuho Financial Group Inc	6,774,471
47,000	Nagase & Co	586,100
76,000	Nikon Corp	1,368,855
43,000	Nippon Corp	368,272
112,000	Nippon Sheet Glass	539,247
279,000	Nippon Steel Corp	1,161,020
1,201	Nippon Telegraph & Telephone Corp	6,050,096
228,000	Nippon Yusen Kabushiki Kaisha	1,408,028

See accompanying notes to the financial statements.

8

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
94,000	Nissan Chemical Industries Ltd	1,213,788
982,100	Nissan Motor Co	11,148,605
78,100	Nisshin Seifun Group Inc	833,375
147,900	Nomura Holdings Inc	2,837,675
2,738	NTT Docomo Inc	4,232,583
21,000	Ono Pharmaceutical Co Ltd	977,698
15,720	ORIX Corp	4,150,325
22,700	Promise Co Ltd	1,012,966
1,643	Resona Holdings Inc	5,152,406
250,400	Ricoh Company Ltd	4,899,123
13,800	Ryosan Co	360,441
53,000	Shimizu Corp	313,226
48,000	Shinko Electric Industries Co Ltd	1,387,890
36,400	Sony Corp	1,578,922
59,000	Sumitomo Heavy Industries Ltd	507,452
886,000	Sumitomo Metal Industries Ltd	3,630,052
201,000	Sumitomo Metal Mining Co Ltd	2,815,156
73,000	Sumitomo Realty & Development Co Ltd	2,139,918
259,000	Taiheiyo Cement Co Ltd	970,624
63,000	Taisho Pharmaceutical Co Ltd	1,229,823
313,900	Takeda Pharmaceutical Co Ltd	20,741,997
104,000	Toho Zinc Co Ltd	801,914
79,800	Tohoku Electric Power Co Inc	1,805,943
30,000	Tokuyama Corp	413,737
68,400	Tokyo Electric Power Co Inc	1,948,129
17,500	Tokyo Electron Ltd	1,146,119
108,000	TonenGeneral Sekiyu KK	973,034
240,000	Toyota Motor Corp	12,970,069
23,900	Yamada Denki Co Ltd	2,550,684
83,000	Yaskawa Electric Corp	951,726
		241,926,888

See accompanying notes to the financial statements.

9

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Malaysia — 0.0%
49,000	Malakoff Berhad	129,208
54,700	Maxis Communications Berhad	130,871
		260,079
	Mexico — 0.4%
16,000	America Movil SA de CV Class L ADR	596,960
268,348	Cemex SA de CV CPO *	773,597
43,000	Fomento Economico Mexicano SA de CV	405,060
86,000	Grupo Financiero Banorte SA de CV	251,705
120,000	Grupo Mexico SA Class B	382,775
30,500	Telefonos de Mexico SA de CV Class L ADR	736,270
98,874	Wal-Mart de Mexico SA de CV Class V	337,041
		3,483,408
	Netherlands — 5.8%
491,287	ABN Amro Holdings NV	14,014,495
370,837	Aegon NV	6,626,332
43,981	Akzo Nobel NV	2,532,939
5,579	Boskalis Westminster NV	351,585
25,690	Euronext NV	2,313,325
2,671	Gamma Holdings NV	150,882
90,907	Heineken NV	4,215,259
532,822	ING Groep NV	23,084,804
45,860	Koninklijke DSM	1,814,321
9,008	Koninklijke Ten Cate NV	220,709
19,206	Koninklijke Vopak NV	712,679
19,535	Koninklijke Wessanen NV	271,233
7,608	Wereldhave NV	799,059
		57,107,622
	Norway — 1.3%
21,304	Frontline Ltd	871,094
229,305	Norsk Hydro ASA	5,906,392

See accompanying notes to the financial statements.

10

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Norway — continued
56,500	Orkla ASA	2,767,838
129,865	Statoil ASA	3,506,240
		13,051,564
	Philippines — 0.0%
4,240	Philippine Long Distance Telephone	159,390
	Poland — 0.0%
6,200	KGHM Polska Miedz SA	215,730
9,300	Polski Koncern Naftowy Orlen SA	155,271
		371,001
	Russia — 0.9%
5,200	Gazprom Neft ADR	108,420
7,000	JSC Mining & Smelting Co ADR	952,000
31,800	Lukoil ADR	2,655,300
16,700	Mobile Telesystems ADR	611,220
64,150	OAO Gazprom ADR	3,021,465
3,700	Polyus Gold ADR *	157,250
5,200	Surgutneftegaz ADR	378,300
7,300	Unified Energy Systems GDR	540,200
4,200	Vimpel-Communications ADR *	228,144
		8,652,299
	Singapore — 0.8%
618,000	Capitaland Ltd	1,865,957
304,000	DBS Group Holdings Ltd	3,470,632
267,500	Fraser & Neave Ltd	675,434
75,000	Keppel Corp Ltd	714,224
579,861	Singapore Telecommunications	916,282
		7,642,529

See accompanying notes to the financial statements.

11

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	South Africa — 0.4%
47,900	Edgars Consolidated Stores Ltd	188,123
201,396	FirstRand Ltd	497,924
2,800	Impala Platinum Holdings Ltd	518,649
9,192	Imperial Holdings Ltd *	181,717
51,400	MTN Group Ltd	407,373
12,966	Nedbank Group Ltd	198,368
20,700	Remgro Ltd	410,830
165,700	Sanlam Ltd	347,874
14,300	Sasol Ltd	496,706
47,195	Standard Bank Group Ltd	509,062
60,300	Steinhoff International Holdings	196,680
11,900	Telkom SA Ltd	224,739
		4,178,045
	South Korea — 1.3%
7,500	Dongkuk Steel Mill	129,724
2,660	GS Engineering & Construction Corp	181,401
12,728	Hana Financial Group Inc	546,992
8,400	Hanjin Shipping	191,758
2,200	Honam Petrochemical Co	114,067
5,750	Hyundai Development Co	234,707
4,800	Hyundai Mobis	439,609
9,000	Hyundai Motor Co	757,002
4,700	Hyundai Steel Co	166,735
700	KCC Corporation	177,371
15,700	KIA Motors Corp	249,001
13,050	Kookmin Bank	1,052,359
17,200	Korea Electric Power Corp	660,161
5,600	Korean Air Lines Co Ltd	175,814
13,800	KT Corp ADR	304,980
7,900	KT Freetel Co Ltd	228,364
7,300	KT&G Corp	427,699
4,600	LG Chemicals Ltd	187,027
12,600	LG Corp	374,385

See accompanying notes to the financial statements.

12

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
4,400	LG Electronics Inc	293,667
4,800	POSCO	1,201,960
3,557	Samsung Electronics Co Ltd	2,397,401
2,700	Samsung SDI Co Ltd	223,056
17,500	Shinhan Financial Group Co Ltd	786,840
600	Shinsegae Co Ltd	297,253
11,700	SK Corp	751,541
700	SK Telecom Co Ltd	136,721
21,030	SK Telecom Co Ltd ADR	460,557
10,200	Woori Finance Holdings Co Ltd	200,088
		13,348,240
	Spain — 1.1%
37,706	ACS Actividades de Construccion y Servicios SA	1,691,674
19,990	Endesa SA	697,903
148,722	Iberdrola SA	5,526,683
114,883	Repsol YPF SA	3,305,333
		11,221,593
	Sweden — 1.2%
99,200	Atlas Copco AB Class A	2,559,075
111,000	Boliden AB	2,082,273
102,900	Electrolux AB	1,591,194
27,500	Holmen AB Class B	1,151,538
30,000	Husqvarna AB Series B *	323,936
116,100	Skanska AB Class B	1,829,235
43,800	Swedish Match AB	740,676
150,700	Tele2 AB Class B	1,492,086
		11,770,013
	Switzerland — 4.6%
504,016	ABB Ltd	6,706,769
6,497	Bobst Group AG (Registered)	277,643
32,994	Credit Suisse Group	1,838,936

See accompanying notes to the financial statements.

13

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued
251	Movenpick Holdings (Bearer) *	71,101
14,176	Nestle SA (Registered)	4,870,462
60,948	Roche Holding AG (Non Voting)	11,229,772
2,548	Swisscom AG (Registered)	855,835
155,292	UBS AG (Registered)	8,778,549
1,079	Valora Holding AG	242,376
45,745	Zurich Financial Services AG	10,427,448
		45,298,891
	Taiwan — 1.0%
138,658	Acer Inc	213,928
162,580	Asustek Computer Inc	363,942
259,127	AU Optronics Corp	379,418
18,161	Catcher Technology Co	141,975
260,952	Chi Mei Optoelectronics Corp	308,530
632,000	China Development Financial Holding Corp	243,772
624,875	China Steel Corp	506,518
226,440	Chunghwa Telecom Co Ltd	373,664
272,023	Compal Electronics Inc	237,575
115,724	Delta Electronics Inc	321,423
282,765	Far Eastern Textile Co Ltd	198,372
119,000	Far Eastone Telecommunications Co Ltd	128,772
237,930	Formosa Chemicals & Fibre Co	342,978
297,515	Formosa Plastics Corp	404,937
25,968	High Tech Computer Corp	652,987
143,800	Hon Hai Precision Industry Co Ltd	809,223
220,604	Lite-On Technology Corp *	273,290
68,200	MediaTek Inc	620,517
585,000	Mega Financial Holdings Co Ltd	388,650
243,080	Nan Ya Plastics Corp	328,554
530,232	Powerchip Semiconductor Corp	349,811
154,206	Quanta Computer Inc	220,879

See accompanying notes to the financial statements.

14

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
219,135	Shin Kong Financial Holdings	189,417
171,002	Siliconware Precision Industries Co	202,014
528,390	Taishin Financial Holdings Co Ltd *	251,618
205,000	Taiwan Cellular Corp	190,741
638,565	Taiwan Semiconductor Manufacturing Co Ltd	1,130,541
5,594	Taiwan Semiconductor Manufacturing Co Ltd ADR	52,080
183,874	Wan Hai Lines Ltd	99,238
		9,925,364
	Thailand — 0.0%
22,000	Bangkok Dusit Medical Service Pcl (Foreign Registered) (a)	16,816
107,950	Kasikornbank Pcl NVDR (a)	179,323
51,000	PTT Pcl (Foreign Registered) (a)	320,154
		516,293
	Turkey — 0.0%
50,023	Akbank TAS	271,822
	United Kingdom — 22.2%
54,716	Alliance & Leicester Plc	1,069,480
176,469	Alliance Boots Plc	2,590,706
261,464	Anglo American Plc	11,313,177
346,300	AstraZeneca Plc	22,472,668
316,479	Aviva Plc	4,447,550
274,355	BAE Systems Plc	1,935,125
60,603	Barclays Plc	759,285
210,891	Barratt Developments Plc	3,989,530
226,977	BBA Group Plc	1,153,174
68,876	Berkeley Group Holdings Plc *	1,681,022
368,638	BG Group Plc	4,820,123
138,731	BHP Billiton Plc	2,646,579
119,337	British American Tobacco Plc	3,279,109
1,828,012	BT Group Plc	8,592,622
271,490	Cadbury Schweppes Plc	2,895,638

See accompanying notes to the financial statements.

15

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
940,196	Centrica Plc	5,281,748
654,853	DSG International Plc	2,557,336
209,300	EMI Group Plc	1,065,995
61,855	Gallaher Group Plc	1,069,621
938,431	GlaxoSmithKline Plc	26,623,611
131,350	GUS Plc	2,440,046
149,232	Hanson Plc	1,880,047
368,268	HBOS Plc	7,032,833
164,980	Imperial Tobacco Group Plc	5,687,138
158,574	Inchcape Plc	1,498,402
323,002	J Sainsbury Plc	2,191,780
60,218	Kelda Group Plc	945,402
402,607	Kingfisher Plc	1,808,678
295,271	Lloyds TSB Group Plc	2,928,556
170,328	Man Group Plc	1,369,769
268,798	Marks & Spencer Group Plc	3,031,574
92,250	Next Plc	2,927,816
453,917	Northern Foods Plc	669,040
289,380	Rio Tinto Plc	14,599,137
1,126,088	Royal & Sun Alliance Insurance Group	2,969,403
385,544	Royal Bank of Scotland Group	13,077,610
212,792	Royal Dutch Shell Group Class A	7,337,690
120,000	Royal Dutch Shell Plc A Shares	4,151,179
151,763	Royal Dutch Shell Plc B Shares	5,424,641
91,642	Scottish & Southern Energy Plc	2,101,988
164,107	Scottish Power Plc	1,938,895
68,925	Scottish Power Plc (Deferred Shares) * (a)	—
112,374	Tate & Lyle Plc	1,566,721
597,267	Taylor Woodrow Plc	3,900,800
443,891	Tomkins Plc	2,406,680
2,631,984	Vodafone Group Inc	5,704,009
30,869	Whitbread Plc	719,684
424,875	Wimpey (George) Plc	4,054,543

See accompanying notes to the financial statements.

16

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
62,279	Wolseley Plc	1,356,262
66,076	Xstrata Plc	2,973,693
		218,938,115
	TOTAL COMMON STOCKS (COST $720,628,614)	952,906,795
	PREFERRED STOCKS — 0.9%
	Brazil — 0.5%
17,900	Banco Bradesco SA 6.08%	586,592
16,650	Banco Itau Holding Financeira SA 3.02%	500,975
6,477,900	Companhia Energetica de Minas Gerais 0.53%	267,395
29,300	Companhia Vale do Rio Doce Class A 0.61%	550,468
9,364,000	Electrobras (Centro) SA Class B 6.62%	186,931
9,850	Gerdau Metalurgica SA 5.76%	174,580
20,200	Gerdau SA 4.58%	291,600
93,963	Investimentos Itau SA 3.18%	396,625
58,230	Net Servicos de Comunicacoa SA *	522,821
70,224	Petroleo Brasileiro SA (Petrobras) 0.93%	1,418,892
4,200	Usinas Siderrurgicas de Minas Gerais SA 4.29%	131,681
		5,028,560
	Germany — 0.3%
5,991	RWE AG 2.74%	492,919
20,411	Villeroy & Boch AG (Non Voting) 3.26%	302,830
40,841	Volkswagen AG 2.70%	2,306,465
		3,102,214
	Italy — 0.1%
435,821	Compagnia Assicuratrice Unipol 3.80%	1,315,589
	TOTAL PREFERRED STOCKS (COST $5,040,034)	9,446,363

See accompanying notes to the financial statements.

17

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	RIGHTS AND WARRANTS — 0.0%
	Switzerland — 0.0%
2,548	Swisscom AG Warrants, expires 09/13/06 *	6,480
	TOTAL RIGHTS AND WARRANTS (COST $3,970)	6,480
	SHORT-TERM INVESTMENTS — 0.3%
2,700,000	Bank Nationale de Paris Time Deposit, 5.27%, due 09/01/06	2,700,000
	TOTAL SHORT-TERM INVESTMENTS (COST $2,700,000)	2,700,000
	TOTAL INVESTMENTS — 97.7% (Cost $728,372,618)	965,059,638
	Other Assets and Liabilities (net) — 2.3%	22,479,280
	TOTAL NET ASSETS — 100.0%	$987,538,918

Notes to Schedule of Investments:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

*  Non-income producing security.

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

As of August 31, 2006, 93.0% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

18

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments, at value (cost $728,372,618) (Note 2)	$965,059,638
Cash	1,441,962
Foreign currency, at value (cost $18,310,802) (Note 2)	18,338,734
Receivable for investments sold	53,275
Receivable for Fund shares sold	140,114
Dividends and interest receivable	2,625,615
Foreign taxes receivable	532,480
Receivable for expenses reimbursed by Manager (Note 3)	63,395
Total assets	988,255,213
Liabilities:
Payable to affiliate for (Note 3):
Management fee	447,534
Shareholder service fee	124,315
Trustees and Chief Compliance Officer fees	1,693
Accrued expenses	142,753
Total liabilities	716,295
Net assets	$987,538,918
Net assets consist of:
Paid-in capital	$720,268,727
Accumulated undistributed net investment income	11,189,431
Accumulated net realized gain	19,348,356
Net unrealized appreciation	236,732,404
$987,538,918
Net assets attributable to:
Class III shares	$987,538,918
Shares outstanding:
Class III	51,097,364
Net asset value per share:
Class III	$19.33

See accompanying notes to the financial statements.

19

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $1,868,334)	$16,949,180
Interest	455,668
Total investment income	17,404,848
Expenses:
Management fee (Note 3)	2,510,740
Shareholder service fee – Class III (Note 3)	697,428
Custodian and fund accounting agent fees	295,320
Transfer agent fees	16,468
Audit and tax fees	31,924
Legal fees	8,556
Trustees fees and related expenses (Note 3)	7,032
Registration fees	3,680
Miscellaneous	8,372
Total expenses	3,579,520
Fees and expenses reimbursed by Manager (Note 3)	(360,732)
Net expenses	3,218,788
Net investment income (loss)	14,186,060
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments (net of CPMF tax of $960) (Note 2)	19,629,551
Closed futures contracts	(1,617,117)
Closed swap contracts	281,084
Foreign currency, forward contracts and foreign currency related transactions	1,115,916
Net realized gain (loss)	19,409,434
Change in net unrealized appreciation (depreciation) on:
Investments	34,611,490
Open futures contracts	(103,827)
Open swap contracts	(4,423)
Foreign currency, forward contracts and foreign currency related transactions	73,029
Net unrealized gain (loss)	34,576,269
Net realized and unrealized gain (loss)	53,985,703
Net increase (decrease) in net assets resulting from operations	$68,171,763

See accompanying notes to the financial statements.

20

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$14,186,060	$13,703,889
Net realized gain (loss)	19,409,434	36,198,043
Change in net unrealized appreciation (depreciation)	34,576,269	80,168,248
Net increase (decrease) in net assets from operations	68,171,763	130,070,180
Distributions to shareholders from:
Net investment income
Class III	(2,653,206)	(12,608,317)
Net realized gains
Class III	(20,274,502)	(11,477,247)
	(22,927,708)	(24,085,564)
Net share transactions (Note 7):
Class III	112,711,991	163,686,368
Total increase (decrease) in net assets	157,956,046	269,670,984
Net assets:
Beginning of period	829,582,872	559,911,888
End of period (including accumulated undistributed net investment income of $11,189,431 and distributions in excess of net investment income of $343,423, respectively)	$987,538,918	$829,582,872

See accompanying notes to the financial statements.

21

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$18.31		$15.78	$13.19	$8.73	$9.70	$10.79
Income (loss) from investment operations:
Net investment income (loss)†	0.29		0.35	0.26	0.21	0.19	0.25
Net realized and unrealized gain (loss)	1.19		2.77	2.61	4.55	(0.90)	(1.03)
Total from investment operations	1.48		3.12	2.87	4.76	(0.71)	(0.78)
Less distributions to shareholders:
From net investment income	(0.05)		(0.31)	(0.28)	(0.30)	(0.26)	(0.31)
From net realized gains	(0.41)		(0.28)	—	—	—	—
Total distributions	(0.46)		(0.59)	(0.28)	(0.30)	(0.26)	(0.31)
Net asset value, end of period	$19.33		$18.31	$15.78	$13.19	$8.73	$9.70
Total Return(a)	8.16	%**	20.04%	21.94%	54.99%	(7.47)%	(7.16)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$987,539		$829,583	$559,912	$291,360	$94,709	$75,287
Net expenses to average daily net assets	0.69	%*	0.69%	0.69%	0.69%	0.70%	0.69%
Net investment income to average daily net assets	3.05	%*	2.10%	1.91%	1.87%	1.98%	2.49%
Portfolio turnover rate	14	%**	39%	44%	36%	48%	50%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.08	%*	0.10%	0.16%	0.26%	0.45%	0.41%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

22

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Tax-Managed International Equities Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high after-tax total return. The Fund seeks to achieve its investment objective by outperforming the MSCI EAFE Index (after tax), which is computed by GMO by adjusting the return of the MSCI EAFE Index (Europe, Australasia, and Far East) by its tax cost. The Fund typically makes equity investments in non-U.S. companies that issue stocks included in the MSCI EAFE universe (which is larger than, but generally represented by, the MSCI EAFE Index), plus companies in Canada and emerging countries. GMO uses qualitative models integrated with tax management techniques to provide broad exposure to the international equity markets to investors subject to U.S. federal income tax. The Fund's investments in emerging countries generally will represent 15% or less of the Fund's total assets.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

23

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. There were no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price,

24

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no futures contracts outstanding at the end of the period.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no written option contracts outstanding at the end of the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

25

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. There were no indexed securities held by the Fund at the end of the period.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

26

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the six months ended August 31, 2006, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund is subject to a Contribuição Provisória sobre Movimentações Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to the Brazilian market. During the six months ended August 31, 2006, the Fund incurred $960 in CPMF tax which is included in the net realized gain (loss) on investments in the Statement of Operations.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

27

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$728,414,094	$242,384,111	$(5,738,567)	$236,645,544

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

28

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes) exceed 0.54% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $4,732 and $2,484, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $228,417,110 and $126,665,162, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The

29

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Related parties

As of August 31, 2006, 2.5% of the Fund's shares were held by five related parties comprised of certain GMO employee accounts, and 0.1% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	5,439,535	$106,757,556	11,270,432	$188,430,360
Shares issued to shareholders in reinvestment of distributions	1,038,261	19,384,349	924,678	15,871,319
Shares repurchased	(692,136)	(13,429,914)	(2,369,116)	(40,615,311)
Net increase	5,785,660	$112,711,991	9,825,994	$163,686,368

30

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO Tax-Managed International Equities Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee

31

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

32

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

33

GMO Tax-Managed International Equities Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.69%	$1,000.00	$1,081.60	$3.62
2) Hypothetical	0.69%	$1,000.00	$1,021.73	$3.52

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

34

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.2%
Short-Term Investments	6.0
Futures	0.0
Other	(3.2)
100.0%
Industry Sector Summary	% of Equity Investments
Financial	22.8%
Health Care	19.5
Retail Stores	15.1
Technology	11.9
Utility	7.0
Consumer Goods	3.8
Oil & Gas	3.6
Food & Beverage	3.3
Services	2.9
Transportation	2.9
Manufacturing	2.5
Machinery	1.5
Automotive	1.4
Construction	0.8
Primary Process Industry	0.6
Metals & Mining	0.4
100.0%

1

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.2%
	Automotive — 1.4%
165,900	Eaton Corp.	11,032,350
3,256,711	Ford Motor Co. (a)	27,258,671
280,400	Harley-Davidson, Inc.	16,406,204
271,745	Johnson Controls, Inc.	19,546,618
194,700	Paccar, Inc.	10,644,249
		84,888,092
	Construction — 0.8%
169,600	Centex Corp.	8,641,120
129,937	D.R. Horton, Inc.	2,849,518
20,100	Fluor Corp.	1,737,042
33,400	Jacobs Engineering Group, Inc. *	2,908,806
116,900	KB Home	4,998,644
190,600	Lennar Corp.-Class A	8,546,504
89,000	Martin Marietta Materials, Inc.	7,330,040
231,700	Masco Corp.	6,350,897
5,700	NVR, Inc. *	2,927,805
181,700	Pulte Homes, Inc.	5,391,039
		51,681,415
	Consumer Goods — 3.7%
1,113,000	Altria Group, Inc. (a)	92,968,890
169,600	Avon Products, Inc.	4,869,216
14,400	Cintas Corp. (a)	533,232
224,200	Colgate-Palmolive Co.	13,420,612
420,249	Eastman Kodak Co. (a)	8,938,696
7,000	Harman International Industries, Inc.	567,840
514,200	International Game Technology	19,889,256
199,300	Jones Apparel Group, Inc.	6,238,090
61,500	Kimberly-Clark Corp.	3,905,250
25,700	Leggett & Platt, Inc.	592,385
318,000	Liz Claiborne, Inc.	11,883,660

See accompanying notes to the financial statements.

2

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Consumer Goods — continued
139,500	Mohawk Industries, Inc. * (a)	9,887,760
303,800	Newell Rubbermaid, Inc.	8,199,562
96,200	Reynolds American, Inc.	6,259,734
125,800	UST, Inc. (a)	6,649,788
124,100	VF Corp.	8,673,349
309,000	Whirlpool Corp.	25,001,190
		228,478,510
	Financial — 22.2%
1,188,400	Aflac, Inc.	53,561,188
188,000	Allstate Corp. (The)	10,892,720
214,100	AMBAC Financial Group, Inc.	18,538,919
1,957,800	American International Group, Inc.	124,946,796
700,300	AON Corp.	24,209,371
934,477	Bank of America Corp.	48,097,531
293,800	Bank of New York Co. (The), Inc.	9,915,750
293,400	BB&T Corp.	12,557,520
96,800	Bear Stearns Cos. (The), Inc.	12,617,880
185,300	Brown & Brown, Inc.	5,547,882
1,505,000	Charles Schwab Corp. (The)	24,546,550
259,300	Chubb Corp.	13,006,488
153,000	CIT Group, Inc.	6,894,180
3,258,300	Citigroup, Inc.	160,797,105
206,900	Comerica, Inc.	11,845,025
598,900	E*Trade Financial Corp. *	14,128,051
1,656,554	Fannie Mae	87,217,568
175,500	Federated Investors, Inc.-Class B	5,875,740
392,320	Fidelity National Financial, Inc.	15,783,034
108,900	Fifth Third Bancorp (a)	4,284,126
62,300	First American Corp. (a)	2,530,626
16,700	First Horizon National Corp.	637,606
20,000	Franklin Resources, Inc.	1,968,200
387,300	Freddie Mac	24,632,280
48,700	Golden West Financial Corp.	3,676,363

See accompanying notes to the financial statements.

3

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Financial — continued
404,400	Goldman Sachs Group, Inc.	60,114,060
75,800	H&R Block, Inc.	1,594,074
70,100	Hartford Financial Services Group, Inc.	6,018,786
33,000	Janus Capital Group, Inc.	586,740
21,000	Jefferies Group, Inc.	523,320
2,001,300	JPMorgan Chase & Co. (a)	91,379,358
104,500	KeyCorp	3,844,555
9,200	Legg Mason, Inc.	839,592
584,200	Lehman Brothers Holdings, Inc.	37,277,802
290,300	Lincoln National Corp.	17,621,210
528,800	Loews Corp.	20,348,224
230,000	Marsh & McLennan Cos., Inc.	6,016,800
152,250	MBIA, Inc. (a)	9,383,167
448,200	Mellon Financial Corp.	16,686,486
771,700	Merrill Lynch & Co., Inc.	56,743,101
257,800	Metlife, Inc. (a)	14,186,734
188,500	MGIC Investment Corp.	10,908,495
367,300	Morgan Stanley	24,164,667
997,600	National City Corp. (a)	34,497,008
65,300	Northern Trust Corp.	3,656,147
364,400	Old Republic International Corp.	7,615,960
266,700	PMI Group (The), Inc.	11,532,108
358,600	PNC Financial Services Group, Inc.	25,385,294
157,300	Principal Financial Group, Inc. (a)	8,374,652
1,686,700	Progressive Corp. (The)	41,475,953
133,900	Prudential Financial, Inc.	9,829,599
177,700	Radian Group, Inc.	10,640,676
525,700	St. Paul Travelers Cos. (The), Inc.	23,078,230
309,400	State Street Corp.	19,120,920
15,900	T. Rowe Price Group, Inc.	700,554
360,400	TD Ameritrade Holding Corp.	6,314,208
266,900	Torchmark Corp.	16,603,849
834,500	UnumProvident Corp.	15,813,775
248,100	US Bancorp	7,956,567

See accompanying notes to the financial statements.

4

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Financial — continued
450,450	W.R. Berkley Corp.	15,765,750
1,071,804	Washington Mutual, Inc. (a)	44,897,870
		1,380,204,790
	Food & Beverage — 3.2%
366,800	Anheuser-Busch Cos., Inc.	18,112,584
630,700	Archer-Daniels-Midland Co.	25,965,919
94,900	Brown-Forman Corp.-Class B	7,305,402
81,100	Campbell Soup Co.	3,046,927
1,816,700	Coca-Cola Co. (The)	81,406,327
266,000	Dean Foods Co. *	10,538,920
148,500	HJ Heinz Co.	6,213,240
214,000	Kraft Foods, Inc. (a)	7,256,740
199,700	Pepsi Bottling Group, Inc. (a)	6,991,497
126,800	PepsiCo, Inc.	8,277,504
679,900	Sara Lee Corp.	11,306,737
721,800	Tyson Foods, Inc.-Class A	10,632,114
		197,053,911
	Health Care — 19.0%
177,300	Abbott Laboratories	8,634,510
166,400	Allergan, Inc.	19,062,784
811,300	AmerisourceBergen Corp.	35,827,008
229,000	Amgen, Inc. *	15,555,970
149,300	Barr Pharmaceuticals, Inc. *	8,435,450
91,600	Baxter International, Inc.	4,065,208
53,600	Becton Dickinson & Co.	3,735,920
40,000	Biogen Idec, Inc. *	1,765,600
71,600	Biomet, Inc.	2,342,036
1,374,652	Bristol-Myers Squibb Co.	29,898,681
715,500	Cardinal Health, Inc.	48,239,010
317,800	Caremark Rx, Inc.	18,413,332
134,900	Cigna Corp.	15,253,143
29,700	Coventry Health Care, Inc. *	1,610,928

See accompanying notes to the financial statements.

5

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Health Care — continued
20,300	Endo Pharmaceuticals Holdings, Inc. *	670,509
608,900	Express Scripts, Inc. *	51,196,312
1,323,600	Forest Laboratories, Inc. *	66,153,528
131,500	Genentech, Inc. *	10,851,380
204,100	Health Net, Inc. *	8,533,421
23,700	Humana, Inc. *	1,444,041
21,500	IMS Health, Inc.	586,735
803,600	Johnson & Johnson	51,960,776
662,600	King Pharmaceuticals, Inc. * (a)	10,747,372
236,366	Lincare Holdings, Inc. *	8,752,633
1,174,300	McKesson Corp.	59,654,440
42,100	Medtronic, Inc.	1,974,490
5,494,200	Merck & Co., Inc.	222,789,810
22,100	Omnicare, Inc.	1,001,351
10,777,380	Pfizer, Inc.	297,024,593
245,100	Quest Diagnostics, Inc.	15,755,028
30,200	St. Jude Medical, Inc. *	1,099,582
107,800	Stryker Corp.	5,177,634
2,516,602	UnitedHealth Group, Inc.	130,737,474
139,500	Varian Medical Systems, Inc. *	7,435,350
12,222	WellPoint, Inc. *	946,105
297,100	Wyeth	14,468,770
		1,181,800,914
	Machinery — 1.4%
278,800	Baker Hughes, Inc. (a)	19,844,984
169,700	BJ Services Co.	5,822,407
513,900	Caterpillar, Inc.	34,097,265
42,300	Cummins, Inc.	4,856,886
141,400	Deere & Co.	11,043,340
66,000	Dover Corp	3,208,920
800	Halliburton Co.	26,096
106,300	Parker-Hannifin Corp.	7,871,515
83,100	Terex Corp. *	3,650,583
		90,421,996

See accompanying notes to the financial statements.

6

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Manufacturing — 2.4%
111,800	3M Co.	8,016,060
199,400	American Standard Cos., Inc.	8,328,938
1,988,600	General Electric Co.	67,731,716
655,800	Illinois Tool Works, Inc.	28,789,620
136,600	ITT Industries, Inc.	6,686,570
59,600	Temple-Inland, Inc.	2,653,392
64,300	Textron, Inc.	5,392,198
369,500	United Technologies Corp.	23,171,345
		150,769,839
	Metals & Mining — 0.4%
776,500	Alcoa, Inc.	22,200,135
	Oil & Gas — 3.5%
776,800	Anadarko Petroleum Corp.	36,439,688
151,900	Apache Corp.	9,916,032
66,000	Chevron Corp.	4,250,400
211,468	ConocoPhillips	13,413,415
210,400	Devon Energy Corp. (a)	13,147,896
999,900	Exxon Mobil Corp.	67,663,233
185,400	Hess Corp. (a)	8,487,612
240,600	Marathon Oil Corp.	20,090,100
589,200	Occidental Petroleum Corp.	30,043,308
204,200	Sunoco, Inc.	14,684,022
		218,135,706
	Primary Process Industry — 0.6%
21,200	Air Products & Chemicals, Inc.	1,405,348
251,600	E.I. du Pont de Nemours & Co.	10,056,452
14,000	Ecolab, Inc.	624,120
152,000	International Paper Co.	5,285,040
378,600	Nucor Corp.	18,502,182
		35,873,142

See accompanying notes to the financial statements.

7

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Retail Stores — 14.6%
78,200	Abercrombie & Fitch Co.-Class A	5,046,246
757,800	AutoNation, Inc. *	14,724,054
153,700	AutoZone, Inc. *	13,879,110
675,600	Bed Bath & Beyond, Inc. *	22,787,988
287,900	Best Buy Co., Inc. (a)	13,531,300
80,200	CDW Corp.	4,675,660
332,600	Chico's FAS, Inc. *	6,133,144
122,200	Circuit City Stores, Inc.	2,885,142
500,400	Costco Wholesale Corp.	23,413,716
466,500	Dollar General Corp.	5,999,190
163,800	Family Dollar Stores, Inc.	4,188,366
239,600	Fastenal Co.	8,788,528
5,942,504	Home Depot, Inc.	203,768,462
2,315,600	Kroger Co.	55,134,436
120,000	Limited Brands, Inc.	3,087,600
5,152,200	Lowe's Cos., Inc.	139,418,532
119,200	Nordstrom, Inc.	4,452,120
764,500	Office Depot, Inc. *	28,164,180
245,600	Ross Stores, Inc.	6,014,744
1,196,800	Safeway, Inc.	37,017,024
859,700	Staples, Inc.	19,394,832
499,125	Supervalu, Inc.	14,255,010
191,100	Tiffany & Co.	6,038,760
706,836	TJX Cos., Inc. (a)	18,907,863
1,276,900	Walgreen Co.	63,155,474
4,156,600	Wal-Mart Stores, Inc.	185,883,152
16,200	Williams-Sonoma, Inc.	477,252
		911,221,885
	Services — 2.8%
22,100	CBS Corp.-Class B	630,955
204,700	Darden Restaurants, Inc.	7,246,380
235,200	Gannett Co., Inc.	13,371,120
177,700	Manpower, Inc.	10,503,847

See accompanying notes to the financial statements.

8

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Services — continued
197,000	McDonald's Corp.	7,072,300
540,200	Moody's Corp.	33,049,436
282,900	News Corp.-Class A	5,383,587
134,200	Robert Half International, Inc.	4,152,148
1,797,500	Starbucks Corp. * (a)	55,740,475
285,300	Sysco Corp.	8,955,567
250,900	Walt Disney Co. (The)	7,439,185
434,100	Waste Management, Inc.	14,880,948
34,600	Weight Watchers International, Inc.	1,469,116
119,500	Wendy's International, Inc.	7,636,050
		177,531,114
	Technology — 11.6%
58,700	Adobe Systems, Inc. *	1,904,228
216,200	Affiliated Computer Services, Inc.-Class A * (a)	11,099,708
555,800	Agilent Technologies, Inc. *	17,874,528
335,400	Applera Corp.-Applied Biosystems Group	10,280,010
454,800	Applied Materials, Inc.	7,677,024
189,400	Arrow Electronics, Inc. *	5,284,260
45,860	Autodesk, Inc. *	1,594,094
20,300	Avery Dennison Corp.	1,257,382
460,200	BEA Systems, Inc. * (a)	6,318,546
275,000	BMC Software, Inc. *	7,320,500
215,300	Boeing Co.	16,125,970
79,500	Broadcom Corp.-Class A *	2,340,480
239,100	Citrix Systems, Inc. *	7,335,588
209,800	Computer Sciences Corp. *	9,940,324
456,100	Corning, Inc. *	10,143,664
461,600	Danaher Corp.	30,599,464
2,392,100	Dell, Inc. * (a)	53,941,855
10,100	Diebold, Inc.	423,291
92,400	DST Systems, Inc. * (a)	5,454,372
316,300	Electronic Data Systems Corp.	7,537,429
589,800	Emerson Electric Co.	48,452,070

See accompanying notes to the financial statements.

9

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Technology — continued
10,900	Energizer Holdings, Inc. *	728,774
654,200	First Data Corp.	28,110,974
119,000	Fiserv, Inc. *	5,256,230
189,600	General Dynamics Corp.	12,807,480
13,000	Global Payments, Inc.	494,650
40,100	Goodrich Corp.	1,561,895
16,400	Google, Inc.-Class A *	6,207,892
26,000	Harris Corp.	1,141,920
2,656,700	Hewlett-Packard Co.	97,128,952
1,482,900	Intel Corp.	28,975,866
246,800	International Business Machines Corp.	19,983,396
361,200	Intuit, Inc. * (a)	10,915,464
167,300	Jabil Circuit, Inc.	4,488,659
191,200	Lexmark International, Inc. *	10,720,584
79,100	Lockheed Martin Corp.	6,533,660
132,900	Microchip Technology, Inc.	4,539,864
289,900	Microsoft Corp.	7,447,531
1,186,300	Motorola, Inc.	27,735,694
299,600	National Semiconductor Corp.	7,277,284
351,400	Northrop Grumman Corp.	23,477,034
403,700	Nvidia Corp. *	11,751,707
266,100	Paychex, Inc.	9,555,651
295,100	Pitney Bowes, Inc.	12,863,409
1,878,400	Qualcomm, Inc.	70,759,328
104,100	Raytheon Co.	4,914,561
114,500	Rockwell Automation, Inc.	6,455,510
759,500	Texas Instruments, Inc.	24,752,105
83,100	Thermo Electron Corp. * (a)	3,257,520
128,000	W.W. Grainger, Inc.	8,550,400
		721,298,781
	Transportation — 2.8%
402,495	Burlington Northern Santa Fe Corp.	26,947,040
475,900	CH Robinson Worldwide, Inc. (a)	21,805,738

See accompanying notes to the financial statements.

10

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	Transportation — continued
142,000	CSX Corp.	4,291,240
449,900	Expeditors International of Washington, Inc.	17,937,513
762,200	FedEx Corp. (a)	77,005,066
68,000	JB Hunt Transport Services, Inc.	1,336,200
172,100	Norfolk Southern Corp.	7,353,833
252,700	Union Pacific Corp.	20,304,445
		176,981,075
	Utility — 6.8%
94,200	Alltel Corp.	5,106,582
4,092,322	AT&T, Inc.	127,393,984
2,542,600	BellSouth Corp.	103,534,672
291,300	Centerpoint Energy, Inc.	4,209,285
169,300	CenturyTel, Inc.	6,741,526
149,300	Edison International	6,515,452
222,400	FirstEnergy Corp.	12,690,144
24,000	Questar Corp.	2,076,960
1,623,400	Qwest Communications International, Inc. * (a)	14,302,154
27,800	TXU Corp.	1,840,638
3,962,422	Verizon Communications, Inc.	139,398,006
		423,809,403
	TOTAL COMMON STOCKS (COST $5,887,081,173)	6,052,350,708
	SHORT-TERM INVESTMENTS — 6.0%
156,238,703	Citigroup Global Markets Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $156,254,110 and an effective yield of 3.55%, collateralized by U.S. Treasury Bonds, with rates ranging from 10.38%-12.00%, maturities ranging from 11/15/12-08/15/13, and an aggregate market value of $159,363,477.	156,238,703
40,747,228	Credit Suisse First Boston Corp. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $40,753,283 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $42,959,449. (b)	40,747,228

See accompanying notes to the financial statements.

11

GMO U.S. Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — continued
63,565,675	Goldman Sachs Group Inc. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $63,575,122 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $65,547,082. (b)	63,565,675
8,149,446	Lehman Brothers Inc. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $8,150,657 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $9,554,895. (b)	8,149,446
63,565,675	Merrill Lynch & Co. Tri Party Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $63,575,033 and an effective yield of 5.30%, collateralized by various U.S. government obligations with an aggregate market value of $65,445,005. (b)	63,565,675
39,436,931	Morgan Stanley & Co. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $39,442,803 and an effective yield of 5.36%, collateralized by various corporate debt obligations with an aggregate market value of $41,999,203. (b)	39,436,931
	TOTAL SHORT-TERM INVESTMENTS (COST $371,703,658)	371,703,658
	TOTAL INVESTMENTS — 103.2% (Cost $6,258,784,831)	6,424,054,366
	Other Assets and Liabilities (net) — (3.2%)	(195,417,573)
	TOTAL NET ASSETS — 100.0%	$6,228,636,793

See accompanying notes to the financial statements.

12

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

A summary of outstanding financial instruments at August 31, 2006 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
296	S&P 500	September 2006	$96,614,400	$2,624,248

As of August 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  All or a portion of this security represents investment of security lending collateral (Note 2).

See accompanying notes to the financial statements.

13

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments, at value, including securities on loan of $206,847,162 (cost $6,258,784,831) (Note 2)	$6,424,054,366
Receivable for Fund shares sold	1,503,091
Dividends and interest receivable	11,000,600
Receivable for collateral on open futures contracts (Note 2)	13,000,000
Receivable for variation margin on open futures contracts (Note 2)	37,000
Receivable for expenses reimbursed by Manager (Note 3)	91,636
Total assets	6,449,686,693
Liabilities:
Collateral on securities loaned, at value (Note 2)	215,464,955
Payable for Fund shares repurchased	3,229,555
Payable to affiliate for (Note 3):
Management fee	1,625,399
Shareholder service fee	475,085
Administration fee – Class M	22,406
Trustees and Chief Compliance Officer fees	15,050
Payable for 12b-1 fee – Class M	55,922
Accrued expenses	161,528
Total liabilities	221,049,900
Net assets	$6,228,636,793

See accompanying notes to the financial statements.

14

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$5,950,182,168
Accumulated undistributed net investment income	17,059,195
Accumulated net realized gain	93,501,647
Net unrealized appreciation	167,893,783
$6,228,636,793
Net assets attributable to:
Class III shares	$2,085,977,309
Class IV shares	$655,642,135
Class VI shares	$3,354,847,380
Class M shares	$132,169,969
Shares outstanding:
Class III	146,775,571
Class IV	46,198,519
Class VI	236,424,767
Class M	9,314,463
Net asset value per share:
Class III	$14.21
Class IV	$14.19
Class VI	$14.19
Class M	$14.19

See accompanying notes to the financial statements.

15

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends	$57,534,617
Interest (including securities lending income of $99,125)	4,134,111
Total investment income	61,668,728
Expenses:
Management fee (Note 3)	9,678,826
Shareholder service fee – Class III (Note 3)	1,664,237
Shareholder service fee – Class IV (Note 3)	341,467
Shareholder service fee – Class VI (Note 3)	880,267
12b-1 fee – Class M (Note 3)	176,892
Administration fee – Class M (Note 3)	141,514
Custodian, fund accounting agent and transfer agent fees	384,560
Audit and tax fees	32,884
Legal fees	62,192
Trustees fees and related expenses (Note 3)	50,600
Registration fees	35,512
Miscellaneous	47,659
Total expenses	13,496,610
Fees and expenses reimbursed by Manager (Note 3)	(559,041)
Net expenses	12,937,569
Net investment income (loss)	48,731,159
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	121,808,377
Closed futures contracts	1,021,093
Net realized gain (loss)	122,829,470
Change in net unrealized appreciation (depreciation) on:
Investments	(247,957,421)
Open futures contracts	1,317,932
Net unrealized gain (loss)	(246,639,489)
Net realized and unrealized gain (loss)	(123,810,019)
Net increase (decrease) in net assets resulting from operations	$(75,078,860)

See accompanying notes to the financial statements.

16

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$48,731,159	$98,643,262
Net realized gain (loss)	122,829,470	259,970,270
Change in net unrealized appreciation (depreciation)	(246,639,489)	(27,070,375)
Net increase (decrease) in net assets from operations	(75,078,860)	331,543,157
Distributions to shareholders from:
Net investment income
Class II	—	(6,329,602)
Class III	(17,174,804)	(37,696,193)
Class IV	(5,537,150)	(13,845,669)
Class VI	(26,108,287)	(37,270,977)
Class M	(870,813)	(2,290,730)
Total distributions from net investment income	(49,691,054)	(97,433,171)
Net realized gains
Class III	—	(61,452,066)
Class IV	—	(19,494,901)
Class VI	—	(51,739,754)
Class M	—	(3,533,452)
Total distributions from realized gains	—	(136,220,173)
	(49,691,054)	(233,653,344)
Net share transactions (Note 7):
Class II	—	(696,960,624)
Class III	(710,892,429)	1,061,910,529
Class IV	(80,251,453)	(118,000,063)
Class VI	874,168,716	750,247,751
Class M	(21,708,014)	(16,685,159)
Increase (decrease) in net assets resulting from net share transactions	61,316,820	980,512,434
Total increase (decrease) in net assets	(63,453,094)	1,078,402,247
Net assets:
Beginning of period	6,292,089,887	5,213,687,640
End of period (including accumulated undistributed net investment income of $17,059,195 and $18,019,090, respectively)	$6,228,636,793	$6,292,089,887

See accompanying notes to the financial statements.

17

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$14.50		$14.28	$13.54	$9.98	$12.90	$13.95
Income (loss) from investment operations:
Net investment income (loss)†	0.11		0.24	0.19	0.16	0.15	0.18
Net realized and unrealized gain (loss)	(0.29)		0.54	0.73	3.56	(2.92)	(1.05)
Total from investment operations	(0.18)		0.78	0.92	3.72	(2.77)	(0.87)
Less distributions to shareholders:
From net investment income	(0.11)		(0.24)	(0.18)	(0.16)	(0.15)	(0.17)
From net realized gains	—		(0.32)	—	—	—	(0.01)
Total distributions	(0.11)		(0.56)	(0.18)	(0.16)	(0.15)	(0.18)
Net asset value, end of period	$14.21		$14.50	$14.28	$13.54	$9.98	$12.90
Total Return(a)	(1.25	)%**	5.60%	6.89%	37.50%	(21.59)%	(6.23)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,085,977		$2,841,959	$1,739,392	$1,517,458	$1,141,725	$1,321,634
Net expenses to average daily net assets	0.46	%*	0.47%	0.48%	0.48%	0.48%	0.48%
Net investment income to average daily net assets	1.51	%*	1.69%	1.46%	1.32%	1.34%	1.33%
Portfolio turnover rate	39	%**	65%	65%	57%	74%	69%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%	0.02%	0.03%	0.03%	0.02%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

18

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$14.48		$14.26	$13.52	$9.97	$12.89	$13.94
Income (loss) from investment operations:
Net investment income (loss)†	0.11		0.25	0.20	0.16	0.16	0.18
Net realized and unrealized gain (loss)	(0.29)		0.54	0.73	3.55	(2.92)	(1.04)
Total from investment operations	(0.18)		0.79	0.93	3.71	(2.76)	(0.86)
Less distributions to shareholders:
From net investment income	(0.11)		(0.25)	(0.19)	(0.16)	(0.16)	(0.18)
From net realized gains	—		(0.32)	—	—	—	(0.01)
Total distributions	(0.11)		(0.57)	(0.19)	(0.16)	(0.16)	(0.19)
Net asset value, end of period	$14.19		$14.48	$14.26	$13.52	$9.97	$12.89
Total Return(a)	(1.22	)%**	5.66%	6.96%	37.50%	(21.55)%	(6.20)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$655,642		$749,822	$866,206	$709,525	$463,254	$744,813
Net expenses to average daily net assets	0.41	%*	0.43%	0.44%	0.44%	0.44%	0.44%
Net investment income to average daily net assets	1.56	%*	1.76%	1.49%	1.36%	1.39%	1.36%
Portfolio turnover rate	39	%**	65%	65%	57%	74%	69%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%	0.02%	0.03%	0.03%	0.02%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

19

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004(a)
Net asset value, beginning of period	$14.47		$14.26	$13.52	$11.54
Income (loss) from investment operations:
Net investment income (loss)†	0.11		0.25	0.21	0.10
Net realized and unrealized gain (loss)	(0.27)		0.54	0.72	2.01
Total from investment operations	(0.16)		0.79	0.93	2.11
Less distributions to shareholders:
From net investment income	(0.12)		(0.26)	(0.19)	(0.13)
In excess of net investment income	—		(0.32)	—	—
Total distributions	(0.12)		(0.58)	(0.19)	(0.13)
Net asset value, end of period	$14.19		$14.47	$14.26	$13.52
Total Return(b)	(1.12	)%**	5.64%	7.01%	18.41	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$3,354,847		$2,543,300	$1,750,325	$542,274
Net expenses to average daily net assets	0.37	%*	0.38%	0.39%	0.39	%*
Net investment income to average daily net assets	1.61	%*	1.78%	1.56%	1.17	%*
Portfolio turnover rate	39	%**	65%	65%	57	%***
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%	0.02%	0.03	%*

(a)  Period from June 30, 2003 (commencement of operations) through February 29, 2004.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

***  Calculation represents the portfolio turnover rate of the Fund for the year ended February 29, 2004.

See accompanying notes to the financial statements.

20

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003(a)
Net asset value, beginning of period	$14.47		$14.26	$13.52	$9.96	$12.89
Income (loss) from investment operations:
Net investment income (loss)†	0.09		0.20	0.16	0.12	0.11
Net realized and unrealized gain (loss)	(0.28)		0.53	0.72	3.57	(2.94)
Total from investment operations	(0.19)		0.73	0.88	3.69	(2.83)
Less distributions to shareholders:
From net investment income	(0.09)		(0.20)	(0.14)	(0.13)	(0.10)
In excess of net investment income	—		(0.32)	—	—	—
Total distributions	(0.09)		(0.52)	(0.14)	(0.13)	(0.10)
Net asset value, end of period	$14.19		$14.47	$14.26	$13.52	$9.96
Total Return(b)	(1.33	)%**	5.22%	6.61%	37.23%	(22.03	)%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$132,170		$157,009	$171,316	$141,188	$60,242
Net expenses to average daily net assets	0.76	%*	0.77%	0.78%	0.78%	0.78	%*
Net investment income to average daily net assets	1.22	%*	1.41%	1.17%	0.98%	1.18	%*
Portfolio turnover rate	39	%**	65%	65%	57%	74	%***
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%	0.02%	0.03%	0.03	%*

(a)  Period from April 15, 2002 (commencement of operations) through February 28, 2003.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

***  Calculation represents portfolio turnover rate for the Fund for the year ended February 28, 2003.

See accompanying notes to the financial statements.

21

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO U.S. Core Equity Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund commenced operations following an in-kind purchase of shares by GMO U.S. Core Fund ("Predecessor Fund") effected as of the close of business on September 16, 2005. For tax purposes, this transaction met all requirements for a tax-free transaction under the Internal Revenue Code, and consequently the Fund retained the Predecessor Fund's basis and holding period in each asset contributed in-kind. For accounting purposes, the Fund recorded a cost for each in-kind asset contributed by the Predecessor Fund equal to such asset's historical cost. For tax and accounting purposes, the Fund is treated as a continuation of the Predecessor Fund's operations. Therefore, the Financial Statements reflect the performance and operational history of the Predecessor Fund prior to September 16, 2005.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming the S&P 500 Index. The Fund typically makes equity investments in companies that issue stocks included in the S&P 500 Index, and companies with similar size characteristics.

Throughout the six months ended August 31, 2006, the Fund had four classes of shares outstanding: Class III, Class IV, Class VI, and Class M. Class M shares bear an administration fee and a 12b-1 fee while Classes III and IV bear a shareholder service fee (See Note 3). The principal economic difference among the classes of shares is the type and level of fees borne by the classes.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported

22

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be

23

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2006, the Fund had loaned securities

24

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

having a market value of $206,847,162 collateralized by cash in the amount of $215,464,955, which was invested in short-term instruments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2006, the Fund elected to defer to March 1, 2006 post-October capital losses of $10,053,867.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$6,275,625,798	$422,113,095	$(273,684,527)	$148,428,568

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

25

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.31% of the Fund's average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of 0.15% for Class III shares, 0.10% for Class IV shares and 0.055% for Class VI shares.

Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of 0.20% of the average daily Class M net assets for support services provided to Class M shareholders.

Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution and service plan adopted by the Fund, Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or the provision of certain other services incidental thereto. The Trustees currently limit payments on Class M shares to 0.25% of the Fund's average daily net asset value attributable to its Class M shares. This fee may be spent on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

26

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees (Classes III, IV and VI only), 12b-1 and administration fees (Class M only), fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.31% of the Fund's average daily net assets.

The Fund's portion of the fee paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $32,752 and $18,216, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six month period ended August 31, 2006 aggregated 2,451,454,176 and $2,326,124,593, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholder and related parties

As of August 31, 2006, 25.6% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

As of August 31, 2006, less than 0.1% of the Fund's shares were held by five related parties comprised of certain GMO employee accounts, and 57.9% of the Fund's shares were held by accounts for which the Manager has investment discretion.

27

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	4,492,813	$64,089,937	106,136,547	$1,518,927,314
Shares issued to shareholders in reinvestment of distributions	997,907	14,176,656	6,478,842	91,687,691
Shares repurchased	(54,765,770)	(789,159,022)	(37,329,263)	(533,739,876)
Redemption in Kind	—	—	(1,035,197)	(14,964,600)
Net increase (decrease)	(49,275,050)	$(710,892,429)	74,250,929	$1,061,910,529
	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class IV:	Shares	Amount	Shares	Amount
Shares sold	422,599	$5,924,000	25,446,957	$369,642,534
Shares issued to shareholders in reinvestment of distributions	344,025	4,874,273	2,271,361	32,102,146
Shares repurchased	(6,367,563)	(91,049,726)	(36,653,149)	(519,744,743)
Net increase (decrease)	(5,600,939)	$(80,251,453)	(8,934,831)	$(118,000,063)
	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class VI:	Shares	Amount	Shares	Amount
Shares sold	66,054,714	$949,839,152	49,679,584	$704,266,353
Shares issued to shareholders in reinvestment of distributions	1,845,590	26,108,287	6,302,404	89,010,731
Shares repurchased	(7,191,663)	(101,778,723)	(3,004,479)	(43,029,333)
Net increase (decrease)	60,708,641	$874,168,716	52,977,509	$750,247,751

28

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class M:	Shares	Amount	Shares	Amount
Shares sold	90,393	$1,277,426	325,070	$4,556,579
Shares issued to shareholders in reinvestment of distributions	61,345	870,813	412,026	5,824,182
Shares repurchased	(1,685,842)	(23,856,253)	(1,877,053)	(26,673,662)
Redemption in Kind	—	—	(27,185)	(392,258)
Net increase (decrease)	(1,534,104)	$(21,708,014)	(1,167,142)	$(16,685,159)

29

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO U.S. Core Equity Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

Noting that the Fund is the successor to GMO U.S. Core Fund (the "Predecessor Fund"), a former series of the Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund, the Trustees considered investment performance and fee and expense information of the Predecessor Fund for periods ending on or before September 16, 2005. In particular, the Trustees noted that the Fund's advisory fee was 0.02% lower than the Predecessor Fund's advisory fee.

In addition, the Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The

30

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to

31

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

32

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

33

GMO U.S. Core Equity Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2006 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.46%	$1,000.00	$987.50	$2.30
2) Hypothetical	0.46%	$1,000.00	$1,022.89	$2.35
Class IV
1) Actual	0.41%	$1,000.00	$987.80	$2.05
2) Hypothetical	0.41%	$1,000.00	$1,023.14	$2.09
Class VI
1) Actual	0.37%	$1,000.00	$988.80	$1.85
2) Hypothetical	0.37%	$1,000.00	$1,023.34	$1.89
Class M
1) Actual	0.76%	$1,000.00	$986.70	$3.81
2) Hypothetical	0.76%	$1,000.00	$1,021.37	$3.87

*  Expenses are calculated using each Class's annualized expense ratio for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

34

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	94.1%
Short-Term Investments	5.5
Futures	0.0
Other	0.4
100.0%
Industry Sector Summary	% of Equity Investments
Health Care	33.1%
Retail Stores	24.0
Utility	10.8
Technology	6.9
Consumer Goods	5.5
Food & Beverage	5.5
Oil & Gas	4.3
Services	4.1
Manufacturing	2.3
Transportation	1.8
Financial	0.9
Automotive	0.8
100.0%

1

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.1%
	Automotive — 0.7%
489,500	Harley-Davidson, Inc.	28,640,645
	Consumer Goods — 5.2%
455,600	Colgate-Palmolive Co.	27,272,216
380,000	International Game Technology	14,698,400
210,300	Kimberly-Clark Corp.	13,354,050
270,400	Liz Claiborne, Inc.	10,104,848
1,837,200	Procter & Gamble Co.	113,722,680
287,600	VF Corp.	20,100,364
		199,252,558
	Financial — 0.8%
677,800	Brown & Brown, Inc.	20,293,332
190,300	First American Corp.	7,729,986
1,500	Old Republic International Corp.	31,350
150,800	Progressive Corp. (The)	3,708,172
		31,762,840
	Food & Beverage — 5.1%
183,900	Anheuser-Busch Cos., Inc.	9,080,982
3,294,700	Coca-Cola Co. (The)	147,635,507
168,100	HJ Heinz Co.	7,033,304
516,900	PepsiCo, Inc.	33,743,232
		197,493,025
	Health Care — 31.1%
143,100	Barr Pharmaceuticals, Inc. *	8,085,150
1,941,100	Forest Laboratories, Inc. *	97,016,178
3,510,500	Johnson & Johnson	226,988,930
83,000	King Pharmaceuticals, Inc. *	1,346,260
6,000	Lincare Holdings, Inc. *	222,180
262,200	McKesson Corp.	13,319,760
6,085,200	Merck & Co., Inc.	246,754,860

See accompanying notes to the financial statements.

2

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Health Care — continued
9,622,900	Pfizer, Inc.	265,207,124
4,791,500	UnitedHealth Group, Inc.	248,918,425
1,798,000	Wyeth	87,562,600
		1,195,421,467
	Manufacturing — 2.2%
673,700	3M Co.	48,304,290
428,000	Illinois Tool Works, Inc.	18,789,200
247,300	United Technologies Corp.	15,508,183
		82,601,673
	Oil & Gas — 4.1%
2,326,200	Exxon Mobil Corp.	157,413,954
	Retail Stores — 22.6%
753,100	Best Buy Co., Inc.	35,395,700
8,000	Dollar General Corp.	102,880
80,700	Fastenal Co.	2,960,076
6,993,200	Home Depot, Inc.	239,796,828
1,264,900	Kroger Co.	30,117,269
8,421,700	Lowe's Cos., Inc.	227,891,202
184,600	Supervalu, Inc.	5,272,176
1,583,400	Walgreen Co.	78,314,964
5,516,600	Wal-Mart Stores, Inc.	246,702,352
		866,553,447
	Services — 3.9%
451,200	McDonald's Corp.	16,198,080
926,900	Moody's Corp.	56,707,742
2,422,700	Starbucks Corp. *	75,127,927
		148,033,749
	Technology — 6.5%
536,000	Affiliated Computer Services, Inc.-Class A *	27,518,240
682,500	Danaher Corp.	45,242,925
206,200	First Data Corp.	8,860,414
223,100	International Business Machines Corp.	18,064,407

See accompanying notes to the financial statements.

3

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares Par Value ($) /	Description	Value ($)
	Technology — continued
2,443,100	Microsoft Corp.	62,763,239
455,400	Pitney Bowes, Inc.	19,850,886
1,746,800	Qualcomm, Inc.	65,801,956
		248,102,067
	Transportation — 1.7%
663,400	FedEx Corp.	67,023,302
	Utility — 10.2%
744,500	Alltel Corp.	40,359,345
6,014,400	AT&T, Inc.	187,228,272
192,800	BellSouth Corp.	7,850,816
4,416,600	Verizon Communications, Inc.	155,375,988
		390,814,421
	TOTAL COMMON STOCKS (COST $3,476,143,687)	3,613,113,148
	SHORT-TERM INVESTMENTS — 5.5%
191,989,005	Citigroup Global Markets Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $192,007,937 and an effective yield of 3.55%, collateralized by a U.S. Treasury Bond with a rate of 10.38%, maturity date of 11/15/12 and a market value, including accrued interest, of $195,828,785.	191,989,005
20,173,476	Morgan Stanley & Co. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $20,175,437 and an effective yield of 3.50%, collateralized by a U.S. Treasury Note with a rate of 3.55%, maturity date of 01/15/08 and a market value, including accrued interest, of $20,576,945.	20,173,476
	TOTAL SHORT-TERM INVESTMENTS (COST $212,162,481)	212,162,481
	TOTAL INVESTMENTS — 99.6% (Cost $3,688,306,168)	3,825,275,629
	Other Assets and Liabilities (net) — 0.4%	13,746,272
	TOTAL NET ASSETS — 100.0%	$3,839,021,901

See accompanying notes to the financial statements.

4

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

A summary of outstanding financial instruments at August 31, 2006 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
204	S&P 500	September 2006	$66,585,600	$847,475

As of August 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*  Non-income producing security.

See accompanying notes to the financial statements.

5

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments, at value (cost $3,688,306,168) (Note 2)	$3,825,275,629
Receivable for Fund shares sold	2,485,286
Dividends and interest receivable	9,496,541
Receivable for collateral on open futures contracts (Note 2)	3,213,000
Receivable for variation margin on open futures contracts (Note 2)	25,500
Receivable for expenses reimbursed by Manager (Note 3)	47,244
Total assets	3,840,543,200
Liabilities:
Payable to affiliate for (Note 3):
Management fee	1,041,402
Shareholder service fee	375,407
Trustees and Chief Compliance Officer fees	5,793
Accrued expenses	98,697
Total liabilities	1,521,299
Net assets	$3,839,021,901
Net assets consist of:
Paid-in capital	$3,685,607,247
Accumulated undistributed net investment income	12,417,442
Accumulated net realized gain	3,180,276
Net unrealized appreciation	137,816,936
$3,839,021,901
Net assets attributable to:
Class III shares	$1,206,572,393
Class IV shares	$2,632,449,508
Shares outstanding:
Class III	58,174,898
Class IV	126,861,177
Net asset value per share:
Class III	$20.74
Class IV	$20.75

See accompanying notes to the financial statements.

6

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends	$36,869,644
Interest	2,778,593
Total investment income	39,648,237
Expenses:
Management fee (Note 3)	5,585,318
Shareholder service fee – Class III (Note 3)	741,034
Shareholder service fee – Class IV (Note 3)	1,258,423
Custodian, fund accounting agent and transfer agent fees	181,700
Audit and tax fees	23,000
Legal fees	30,544
Trustees fees and related expenses (Note 3)	25,710
Registration fees	10,672
Miscellaneous	23,368
Total expenses	7,879,769
Fees and expenses reimbursed by Manager (Note 3)	(260,360)
Net expenses	7,619,409
Net investment income (loss)	32,028,828
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	8,317,365
Closed futures contracts	(779,226)
Net realized gain (loss)	7,538,139
Change in net unrealized appreciation (depreciation) on:
Investments	2,499,320
Open futures contracts	608,074
Net unrealized gain (loss)	3,107,394
Net realized and unrealized gain (loss)	10,645,533
Net increase (decrease) in net assets resulting from operations	$42,674,361

See accompanying notes to the financial statements.

7

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$32,028,828	$34,238,378
Net realized gain (loss)	7,538,139	2,212,423
Change in net unrealized appreciation (depreciation)	3,107,394	120,095,854
Net increase (decrease) in net assets from operations	42,674,361	156,546,655
Distributions to shareholders from:
Net investment income
Class III	(8,855,982)	(8,981,477)
Class IV	(22,472,162)	(15,500,649)
Total distributions from net investment income	(31,328,144)	(24,482,126)
Net realized gains
Class III	(1,035,913)	(1,546,552)
Class IV	(2,563,315)	(2,159,897)
Total distributions from net realized gains	(3,599,228)	(3,706,449)
	(34,927,372)	(28,188,575)
Net share transactions (Note 7):
Class III	91,254,888	593,814,070
Class IV	626,515,137	988,898,698
Increase (decrease) in net assets resulting from net share transactions	717,770,025	1,582,712,768
Total increase (decrease) in net assets	725,517,014	1,711,070,848
Net assets:
Beginning of period	3,113,504,887	1,402,434,039
End of period (including accumulated undistributed net investment income of $12,417,442 and $11,716,758, respectively)	$3,839,021,901	$3,113,504,887

See accompanying notes to the financial statements.

8

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004(a)
Net asset value, beginning of period	$20.81		$20.03	$19.93	$20.00
Income (loss) from investment operations:
Net investment income (loss)†	0.19		0.32	0.39	0.01
Net realized and unrealized gain (loss)	(0.05)		0.72	(0.05)	(0.08)
Total from investment operations	0.14		1.04	0.34	(0.07)
Less distributions to shareholders:
From net investment income	(0.19)		(0.22)	(0.24)	—
From net realized gains	(0.02)		(0.04)	—	—
Total distributions	(0.21)		(0.26)	(0.24)	—
Net asset value, end of period	$20.74		$20.81	$20.03	$19.93
Total Return(b)	0.70	%**	5.28%	1.72%	(0.35	)%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,206,572		$1,108,088	$463,848	$18,966
Net expenses to average daily net assets	0.48	%*	0.48%	0.48%	0.47	%*
Net investment income to average daily net assets	1.86	%*	1.58%	1.98%	1.22	%*
Portfolio turnover rate	23	%**	52%	66%	2	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%	0.04%	1.59	%*

(a)  Period from February 6, 2004 (commencement of operations) through February 29, 2004.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

9

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004(a)
Net asset value, beginning of period	$20.82		$20.03	$19.93	$20.00
Income (loss) from investment operations:
Net investment income (loss)†	0.19		0.32	0.38	0.01
Net realized and unrealized gain (loss)	(0.05)		0.74	(0.03)	(0.08)
Total from investment operations	0.14		1.06	0.35	(0.07)
Less distributions to shareholders:
From net investment income	(0.19)		(0.23)	(0.25)	—
From net realized gains	(0.02)		(0.04)	—	—
Total distributions	(0.21)		(0.27)	(0.25)	—
Net asset value, end of period	$20.75		$20.82	$20.03	$19.93
Total Return(b)	0.73	%**	5.37%	1.75%	(0.35	)%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,632,450		$2,005,417	$938,586	$137,835
Net expenses to average daily net assets	0.44	%*	0.44%	0.44%	0.44	%*
Net investment income to average daily net assets	1.91	%*	1.62%	1.92%	0.99	%*
Portfolio turnover rate	23	%**	52%	66%	2	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%	0.04%	1.59	%*

(a)  Period from February 6, 2004 (commencement of operations) through February 29, 2004.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

10

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO U.S. Quality Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming the S&P 500 Index. The Fund typically makes equity investments in companies that issue stocks included in the S&P 500 Index, and companies with similar size characteristics. The Fund typically holds fewer than 100 stocks. The Fund reserves the right to make tactical allocations of up to 20% of its assets to investments in cash and other high quality investments.

Throughout the six months ended August 31, 2006, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different level of shareholder service fees.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

11

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are

12

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the six months ended August 31, 2006, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

13

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,700,173,983	$234,612,652	$(109,511,006)	$125,101,646

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

14

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.105% for Class IV shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes) exceed 0.33% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $17,983 and $8,924, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $1,406,855,266 and $740,923,661, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the

15

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholder and related parties

As of August 31, 2006, 21.3% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

As of August 31, 2006, 0.1% of the Fund's shares were held by ten related parties, comprised of certain GMO employee accounts, and 53.0% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	22,374,609	$453,450,085	43,846,709	$874,138,746
Shares issued to shareholders in reinvestment of distributions	405,243	8,140,014	457,932	9,093,758
Shares repurchased	(17,850,789)	(370,335,211)	(14,220,768)	(289,418,434)
Net increase (decrease)	4,929,063	$91,254,888	30,083,873	$593,814,070
	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class IV:	Shares	Amount	Shares	Amount
Shares sold	32,190,446	$659,938,363	49,970,954	$999,519,390
Shares issued to shareholders in reinvestment of distributions	1,144,203	23,001,226	843,645	16,747,719
Shares repurchased	(2,785,632)	(56,424,452)	(1,350,936)	(27,368,411)
Net increase (decrease)	30,549,017	$626,515,137	49,463,663	$988,898,698

16

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO U.S. Quality Equity Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to

17

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

18

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

19

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

20

GMO U.S. Quality Equity Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2006 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.48%	$1,000.00	$1,007.00	$2.43
2) Hypothetical	0.48%	$1,000.00	$1,022.79	$2.45
Class IV
1) Actual	0.44%	$1,000.00	$1,007.30	$2.23
2) Hypothetical	0.44%	$1,000.00	$1,022.99	$2.24

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

21

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.3%
Short-Term Investments	6.1
Rights and Warrants	0.0
Futures	0.0
Other	(2.4)
100.0%
Industry Sector Summary	% of Equity Investments
Financial	23.3%
Health Care	19.8
Retail Stores	15.1
Technology	12.1
Utility	7.0
Oil & Gas	3.7
Food & Beverage	3.3
Services	3.0
Transportation	3.0
Manufacturing	2.6
Consumer Goods	2.1
Machinery	1.6
Automotive	1.5
Construction	0.9
Primary Process Industry	0.6
Metals & Mining	0.4
100.0%

1

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.3%
	Automotive — 1.4%
9,100	Eaton Corp.	605,150
173,193	Ford Motor Co. (a)	1,449,625
14,600	Harley-Davidson, Inc.	854,246
15,000	Johnson Controls, Inc.	1,078,950
14,400	Paccar, Inc.	787,248
		4,775,219
	Construction — 0.9%
9,000	Centex Corp.	458,550
5,400	D.R. Horton, Inc.	118,422
1,300	Fluor Corp.	112,346
2,100	Jacobs Engineering Group, Inc. *	182,889
6,200	KB Home	265,112
10,100	Lennar Corp.-Class A	452,884
5,000	Martin Marietta Materials, Inc.	411,800
15,900	Masco Corp.	435,819
400	NVR, Inc. * (a)	205,460
9,600	Pulte Homes, Inc.	284,832
		2,928,114
	Consumer Goods — 2.0%
9,800	Avon Products, Inc.	281,358
800	Cintas Corp.	29,624
11,900	Colgate-Palmolive Co.	712,334
22,400	Eastman Kodak Co. (a)	476,448
27,800	International Game Technology	1,075,304
10,500	Jones Apparel Group, Inc.	328,650
4,400	Kimberly-Clark Corp.	279,400
1,400	Leggett & Platt, Inc.	32,270
16,400	Liz Claiborne, Inc.	612,868
7,700	Mohawk Industries, Inc. * (a)	545,776
18,100	Newell Rubbermaid, Inc.	488,519

See accompanying notes to the financial statements.

2

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Consumer Goods — continued
7,100	VF Corp.	496,219
15,900	Whirlpool Corp. (a)	1,286,469
		6,645,239
	Financial — 22.4%
62,700	Aflac, Inc.	2,825,889
12,800	Allstate Corp. (The)	741,632
11,000	AMBAC Financial Group, Inc.	952,490
106,600	American International Group, Inc.	6,803,212
38,400	AON Corp.	1,327,488
52,888	Bank of America Corp.	2,722,145
16,800	Bank of New York Co. (The), Inc.	567,000
18,100	BB&T Corp.	774,680
5,300	Bear Stearns Cos. (The), Inc.	690,855
11,100	Brown & Brown, Inc.	332,334
400	Capital One Financial Corp.	29,240
75,200	Charles Schwab Corp. (The)	1,226,512
12,400	Chubb Corp.	621,984
7,900	CIT Group, Inc.	355,974
177,100	Citigroup, Inc.	8,739,885
12,400	Comerica, Inc.	709,900
33,000	E*Trade Financial Corp. *	778,470
88,400	Fannie Mae	4,654,260
9,700	Federated Investors, Inc.-Class B	324,756
21,555	Fidelity National Financial, Inc.	867,158
8,600	Fifth Third Bancorp (a)	338,324
4,700	First American Corp.	190,914
4,800	First Horizon National Corp.	183,264
23,700	Freddie Mac	1,507,320
4,000	Golden West Financial Corp. (a)	301,960
22,100	Goldman Sachs Group, Inc.	3,285,165
8,000	H&R Block, Inc.	168,240
4,100	Hartford Financial Services Group, Inc.	352,026
1,200	Huntington Bancshares, Inc.	28,704

See accompanying notes to the financial statements.

3

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Financial — continued
2,100	Janus Capital Group, Inc.	37,338
2,300	Jefferies Group, Inc.	57,316
108,600	JPMorgan Chase & Co.	4,958,676
8,400	KeyCorp	309,036
30,600	Lehman Brothers Holdings, Inc.	1,952,586
18,600	Lincoln National Corp.	1,129,020
12,000	Marsh & McLennan Cos., Inc.	313,920
9,900	MBIA, Inc. (a)	610,137
24,600	Mellon Financial Corp.	915,858
42,300	Merrill Lynch & Co., Inc.	3,110,319
17,100	Metlife, Inc. (a)	941,013
9,400	MGIC Investment Corp.	543,978
20,900	Morgan Stanley	1,375,011
56,500	National City Corp.	1,953,770
3,100	Northern Trust Corp.	173,569
28,225	Old Republic International Corp.	589,903
9,900	PMI Group (The), Inc.	428,076
20,200	PNC Financial Services Group, Inc.	1,429,958
9,000	Principal Financial Group, Inc.	479,160
88,200	Progressive Corp. (The)	2,168,838
7,000	Prudential Financial, Inc.	513,870
9,100	Radian Group, Inc.	544,908
27,400	St. Paul Travelers Cos. (The), Inc.	1,202,860
16,500	State Street Corp.	1,019,700
800	T. Rowe Price Group, Inc.	35,248
22,600	TD Ameritrade Holding Corp.	395,952
13,100	Torchmark Corp.	814,951
43,300	UnumProvident Corp.	820,535
18,100	US Bancorp	580,467
24,300	W.R. Berkley Corp.	850,500
58,566	Washington Mutual, Inc.	2,453,330
		75,111,584

See accompanying notes to the financial statements.

4

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Food & Beverage — 3.2%
21,200	Anheuser-Busch Cos., Inc.	1,046,856
34,800	Archer-Daniels-Midland Co.	1,432,716
5,100	Brown-Forman Corp.-Class B	392,598
4,700	Campbell Soup Co.	176,579
96,700	Coca-Cola Co. (The)	4,333,127
14,900	Dean Foods Co. *	590,338
8,300	HJ Heinz Co.	347,272
12,300	Kraft Foods, Inc.	417,093
11,100	Pepsi Bottling Group, Inc. (a)	388,611
6,600	PepsiCo, Inc.	430,848
35,700	Sara Lee Corp.	593,691
39,300	Tyson Foods, Inc.-Class A	578,889
		10,728,618
	Health Care — 19.1%
9,200	Abbott Laboratories	448,040
8,200	Allergan, Inc.	939,392
45,500	AmerisourceBergen Corp.	2,009,280
12,700	Amgen, Inc. *	862,711
9,300	Barr Pharmaceuticals, Inc. *	525,450
5,300	Baxter International, Inc.	235,214
3,100	Becton Dickinson & Co.	216,070
1,500	Biogen Idec, Inc. *	66,210
6,500	Biomet, Inc.	212,615
77,800	Bristol-Myers Squibb Co.	1,692,150
40,100	Cardinal Health, Inc.	2,703,542
16,700	Caremark Rx, Inc.	967,598
7,000	Cigna Corp.	791,490
2,100	Endo Pharmaceuticals Holdings, Inc. *	69,363
33,900	Express Scripts, Inc. *	2,850,312
72,400	Forest Laboratories, Inc. *	3,618,552
6,900	Genentech, Inc. *	569,388
10,900	Health Net, Inc. *	455,729
600	Humana, Inc. *	36,558

See accompanying notes to the financial statements.

5

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Health Care — continued
1,100	IMS Health, Inc.	30,019
43,920	Johnson & Johnson	2,839,867
36,600	King Pharmaceuticals, Inc. *	593,652
11,900	Lincare Holdings, Inc. *	440,657
62,100	McKesson Corp.	3,154,680
2,100	Medtronic, Inc.	98,490
293,200	Merck & Co., Inc.	11,889,260
575,090	Pfizer, Inc.	15,849,480
14,300	Quest Diagnostics, Inc.	919,204
2,800	St. Jude Medical, Inc. *	101,948
10,900	Stryker Corp.	523,527
135,224	UnitedHealth Group, Inc.	7,024,887
7,600	Varian Medical Systems, Inc. *	405,080
1,262	WellPoint, Inc. *	97,692
15,600	Wyeth	759,720
		63,997,827
	Machinery — 1.5%
15,500	Baker Hughes, Inc.	1,103,290
7,800	BJ Services Co.	267,618
28,600	Caterpillar, Inc.	1,897,610
2,400	Cummins, Inc. (a)	275,568
7,800	Deere & Co.	609,180
3,800	Dover Corp	184,756
5,700	Parker-Hannifin Corp.	422,085
4,700	Terex Corp. *	206,471
		4,966,578
	Manufacturing — 2.5%
7,100	3M Co.	509,070
12,200	American Standard Cos., Inc.	509,594
110,900	General Electric Co.	3,777,254
35,800	Illinois Tool Works, Inc.	1,571,620

See accompanying notes to the financial statements.

6

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Manufacturing — continued
7,700	ITT Industries, Inc.	376,915
3,400	Temple-Inland, Inc.	151,368
3,600	Textron, Inc.	301,896
21,000	United Technologies Corp.	1,316,910
		8,514,627
	Metals & Mining — 0.4%
42,800	Alcoa, Inc.	1,223,652
	Oil & Gas — 3.5%
43,100	Anadarko Petroleum Corp.	2,021,821
7,000	Apache Corp.	456,960
4,700	Chevron Corp.	302,680
12,151	ConocoPhillips	770,738
11,400	Devon Energy Corp.	712,386
55,600	Exxon Mobil Corp.	3,762,452
10,100	Hess Corp.	462,378
12,600	Marathon Oil Corp.	1,052,100
32,400	Occidental Petroleum Corp.	1,652,076
9,700	Sunoco, Inc.	697,527
		11,891,118
	Primary Process Industry — 0.6%
1,400	Air Products & Chemicals, Inc.	92,806
15,400	E.I. du Pont de Nemours & Co.	615,538
700	Ecolab, Inc.	31,206
8,600	International Paper Co.	299,022
20,500	Nucor Corp.	1,001,835
		2,040,407
	Retail Stores — 14.6%
3,600	Abercrombie & Fitch Co.-Class A	232,308
43,100	AutoNation, Inc. *	837,433
8,800	AutoZone, Inc. *	794,640

See accompanying notes to the financial statements.

7

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Retail Stores — continued
34,200	Bed Bath & Beyond, Inc. *	1,153,566
15,400	Best Buy Co., Inc.	723,800
4,700	CDW Corp.	274,010
15,100	Chico's FAS, Inc. *	278,444
5,000	Circuit City Stores, Inc. (a)	118,050
27,000	Costco Wholesale Corp. (a)	1,263,330
24,500	Dollar General Corp.	315,070
11,000	Family Dollar Stores, Inc.	281,270
13,100	Fastenal Co.	480,508
320,600	Home Depot, Inc.	10,993,374
121,600	Kroger Co.	2,895,296
6,200	Limited Brands, Inc.	159,526
279,500	Lowe's Cos., Inc.	7,563,270
3,400	Nordstrom, Inc.	126,990
38,300	Office Depot, Inc. *	1,410,972
8,900	Ross Stores, Inc.	217,961
62,600	Safeway, Inc.	1,936,218
47,000	Staples, Inc.	1,060,320
27,265	Supervalu, Inc.	778,688
1,400	Target Corp.	67,746
8,800	Tiffany & Co.	278,080
39,400	TJX Cos., Inc.	1,053,950
68,500	Walgreen Co.	3,388,010
224,700	Wal-Mart Stores, Inc.	10,048,584
1,900	Williams-Sonoma, Inc.	55,974
		48,787,388
	Services — 2.9%
4,700	CBS Corp.-Class B	134,185
8,800	Darden Restaurants, Inc.	311,520
14,200	Gannett Co., Inc.	807,270
9,900	Manpower, Inc.	585,189
10,400	McDonald's Corp.	373,360
29,300	Moody's Corp.	1,792,574

See accompanying notes to the financial statements.

8

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Services — continued
19,200	News Corp.-Class A	365,376
8,200	Robert Half International, Inc.	253,708
97,900	Starbucks Corp. *	3,035,879
12,500	Sysco Corp.	392,375
16,200	Walt Disney Co. (The)	480,330
23,600	Waste Management, Inc.	809,008
1,100	Weight Watchers International, Inc.	46,706
5,100	Wendy's International, Inc.	325,890
		9,713,370
	Technology — 11.6%
2,000	Adobe Systems, Inc. *	64,880
11,400	Affiliated Computer Services, Inc.-Class A * (a)	585,276
29,600	Agilent Technologies, Inc. *	951,936
18,200	Applera Corp.-Applied Biosystems Group	557,830
23,700	Applied Materials, Inc.	400,056
10,700	Arrow Electronics, Inc. *	298,530
1,500	Avery Dennison Corp.	92,910
23,300	BEA Systems, Inc. *	319,909
15,500	BMC Software, Inc. *	412,610
12,300	Boeing Co.	921,270
14,000	Citrix Systems, Inc. *	429,520
11,500	Computer Sciences Corp. *	544,870
23,200	Corning, Inc. *	515,968
25,100	Danaher Corp.	1,663,879
129,500	Dell, Inc. *	2,920,225
4,300	DST Systems, Inc. * (a)	253,829
17,200	Electronic Data Systems Corp.	409,876
32,300	Emerson Electric Co.	2,653,445
1,700	Energizer Holdings, Inc. *	113,662
35,200	First Data Corp.	1,512,544
7,800	Fiserv, Inc. *	344,526
7,800	General Dynamics Corp.	526,890
800	Global Payments, Inc.	30,440

See accompanying notes to the financial statements.

9

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Technology — continued
5,900	Goodrich Corp.	229,805
800	Google, Inc.-Class A *	302,824
2,300	Harris Corp.	101,016
141,400	Hewlett-Packard Co.	5,169,584
78,500	Intel Corp.	1,533,890
14,300	International Business Machines Corp.	1,157,871
1,300	Intersil Corp.-Class A	32,955
18,000	Intuit, Inc. *	543,960
7,900	Jabil Circuit, Inc.	211,957
11,500	Lexmark International, Inc. * (a)	644,805
5,100	Lockheed Martin Corp.	421,260
7,300	Microchip Technology, Inc.	249,368
21,800	Microsoft Corp.	560,042
62,800	Motorola, Inc.	1,468,264
15,700	National Semiconductor Corp.	381,353
19,000	Northrop Grumman Corp.	1,269,390
17,400	Nvidia Corp. *	506,514
6,300	Oracle Corp. *	98,595
12,000	Paychex, Inc.	430,920
16,800	Pitney Bowes, Inc.	732,312
102,500	Qualcomm, Inc.	3,861,175
5,900	Raytheon Co.	278,539
6,900	Rockwell Automation, Inc.	389,022
40,100	Texas Instruments, Inc.	1,306,859
4,500	Thermo Electron Corp. * (a)	176,400
5,900	W.W. Grainger, Inc.	394,120
		38,977,681
	Transportation — 2.9%
22,000	Burlington Northern Santa Fe Corp.	1,472,900
25,900	CH Robinson Worldwide, Inc.	1,186,738
8,200	CSX Corp.	247,804
24,400	Expeditors International of Washington, Inc.	972,828
41,500	FedEx Corp.	4,192,745

See accompanying notes to the financial statements.

10

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Transportation — continued
4,200	JB Hunt Transport Services, Inc.	82,530
9,600	Norfolk Southern Corp.	410,208
13,500	Union Pacific Corp.	1,084,725
		9,650,478
	Utility — 6.8%
5,000	Alltel Corp.	271,050
220,087	AT&T, Inc.	6,851,308
138,000	BellSouth Corp.	5,619,360
16,600	Centerpoint Energy, Inc.	239,870
11,700	CenturyTel, Inc.	465,894
6,100	Edison International	266,204
10,600	FirstEnergy Corp.	604,836
400	Questar Corp.	34,616
88,600	Qwest Communications International, Inc. * (a)	780,566
1,200	TXU Corp.	79,452
213,184	Verizon Communications, Inc.	7,499,813
		22,712,969
	TOTAL COMMON STOCKS (COST $315,251,095)	322,664,869
	RIGHTS AND WARRANTS — 0.0%
	Technology — 0.0%
844	Raytheon Co. Warrants, Expires 06/16/11 *	11,774
	TOTAL RIGHTS AND WARRANTS (COST $0)	11,774

See accompanying notes to the financial statements.

11

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 6.1%
11,725,863	Citigroup Global Markets Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $11,727,019 and an effective yield of 3.55%, collateralized by a U.S. Treasury Bond with a rate of 12%, maturity date of 08/15/13 and a market value including accrued interest of $11,960,380.	11,725,863
1,668,133	Credit Suisse First Boston Corp. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $1,668,381 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $1,758,698. (b)	1,668,133
2,602,288	Goldman Sachs Group Inc. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $2,602,675 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $2,683,404. (b)	2,602,288
333,627	Lehman Brothers Inc. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $333,677 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $391,164. (b)	333,627
2,602,288	Merrill Lynch & Co. Tri Party Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $2,602,671 and an effective yield of 5.30%, collateralized by various U.S. government obligations with an aggregate market value of $2,679,225. (b)	2,602,288
1,614,492	Morgan Stanley & Co. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $1,614,732 and an effective yield of 5.36%, collateralized by various corporate debt obligations with an aggregate market value of $1,719,388. (b)	1,614,492
	TOTAL SHORT-TERM INVESTMENTS (COST $20,546,691)	20,546,691
	TOTAL INVESTMENTS — 102.4% (Cost $335,797,786)	343,223,334
	Other Assets and Liabilities (net) — (2.4%)	(8,105,809)
	TOTAL NET ASSETS — 100.0%	$335,117,525

See accompanying notes to the financial statements.

12

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

A summary of outstanding financial instruments at August 31, 2006 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
19	S&P 500	September 2006	$6,201,600	$125,516

As of August 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  All or a portion of this security represents investment of security lending collateral (Note 2).

See accompanying notes to the financial statements.

13

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments, at value, including securities on loan of $8,461,733 (cost $335,797,786) (Note 2)	$343,223,334
Dividends and interest receivable	599,754
Receivable for collateral on open futures contracts (Note 2)	299,250
Receivable for variation margin on open futures contracts (Note 2)	2,375
Receivable for expenses reimbursed by Manager (Note 3)	16,399
Total assets	344,141,112
Liabilities:
Collateral on securities loaned, at value (Note 2)	8,820,828
Payable for Fund shares repurchased	40,000
Payable to affiliate for (Note 3):
Management fee	92,446
Shareholder service fee	36,470
Trustees and Chief Compliance Officer fees	707
Accrued expenses	33,136
Total liabilities	9,023,587
Net assets	$335,117,525
Net assets consist of:
Paid-in capital	$331,287,288
Accumulated undistributed net investment income	951,757
Accumulated net realized loss	(4,672,584)
Net unrealized appreciation	7,551,064
$335,117,525
Net assets attributable to:
Class III shares	$187,681,345
Class IV shares	$147,436,180
Shares outstanding:
Class III	15,475,913
Class IV	12,149,807
Net asset value per share:
Class III	$12.13
Class IV	$12.13

See accompanying notes to the financial statements.

14

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends	$3,162,656
Interest (including securities lending income of $5,538)	203,354
Total investment income	3,366,010
Expenses:
Management fee (Note 3)	575,118
Shareholder service fee – Class III (Note 3)	151,070
Shareholder service fee – Class IV (Note 3)	77,243
Custodian, fund accounting agent and transfer agent fees	51,796
Audit and tax fees	25,576
Legal fees	3,588
Trustees fees and related expenses (Note 3)	2,944
Registration fees	2,760
Miscellaneous	2,760
Total expenses	892,855
Fees and expenses reimbursed by Manager (Note 3)	(85,468)
Net expenses	807,387
Net investment income (loss)	2,558,623
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	10,537,150
Closed futures contracts	91,110
Net realized gain (loss)	10,628,260
Change in net unrealized appreciation (depreciation) on:
Investments	(19,301,619)
Open futures contracts	87,301
Net unrealized gain (loss)	(19,214,318)
Net realized and unrealized gain (loss)	(8,586,058)
Net increase (decrease) in net assets resulting from operations	$(6,027,435)

See accompanying notes to the financial statements.

15

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,558,623	$6,147,961
Net realized gain (loss)	10,628,260	20,204,840
Change in net unrealized appreciation (depreciation)	(19,214,318)	(7,038,717)
Net increase (decrease) in net assets from operations	(6,027,435)	19,314,084
Distributions to shareholders from:
Net investment income
Class III	(2,351,936)	(2,769,665)
Class IV	(1,685,846)	(1,840,585)
Total distributions from net investment income	(4,037,782)	(4,610,250)
Net realized gains
Class III	—	(4,972,971)
Class IV	—	(3,238,317)
Total distributions from net realized gains	—	(8,211,288)
	(4,037,782)	(12,821,538)
Net share transactions (Note 7):
Class III	(30,224,564)	(1,410,664)
Class IV	1,685,846	5,078,901
Increase (decrease) in net assets resulting from net share transactions	(28,538,718)	3,668,237
Total increase (decrease) in net assets	(38,603,935)	10,160,783
Net assets:
Beginning of period	373,721,460	363,560,677
End of period (including accumulated undistributed net investment income of $951,757 and $2,430,916, respectively)	$335,117,525	$373,721,460

See accompanying notes to the financial statements.

16

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$12.45		$12.24	$11.76	$8.69	$11.23	$12.29
Income (loss) from investment operations:
Net investment income (loss)†	0.09		0.20	0.17	0.13	0.12	0.15
Net realized and unrealized gain (loss)	(0.27)		0.44	0.54	3.07	(2.55)	(1.07)
Total from investment operations	(0.18)		0.64	0.71	3.20	(2.43)	(0.92)
Less distributions to shareholders:
From net investment income	(0.14)		(0.15)	(0.18)	(0.13)	(0.11)	(0.14)
From net realized gains	—		(0.28)	(0.05)	—	—	—
Total distributions	(0.14)		(0.43)	(0.23)	(0.13)	(0.11)	(0.14)
Net asset value, end of period	$12.13		$12.45	$12.24	$11.76	$8.69	$11.23
Total Return(a)	(1.47	)%**	5.40%	6.16%	37.06%	(21.69)%	(7.53)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$187,681		$224,097	$221,661	$188,370	$163,025	$133,203
Net expenses to average daily net assets	0.48	%*	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income to average daily net assets	1.45	%*	1.68%	1.43%	1.26%	1.26%	1.24%
Portfolio turnover rate	39	%**	63%	68%	63%	62%	85%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.04%	0.04%	0.04%	0.04%	0.03%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

17

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003	2002(a)
Net asset value, beginning of period	$12.46		$12.25	$11.76	$8.69	$11.23	$12.32
Income (loss) from investment operations:
Net investment income (loss)†	0.09		0.21	0.16	0.13	0.13	0.10
Net realized and unrealized gain (loss)	(0.28)		0.44	0.56	3.07	(2.55)	(1.08)
Total from investment operations	(0.19)		0.65	0.72	3.20	(2.42)	(0.98)
Less distributions to shareholders:
From net investment income	(0.14)		(0.16)	(0.18)	(0.13)	(0.12)	(0.11)
From net realized gains	—		(0.28)	(0.05)	—	—	—
Total distributions	(0.14)		(0.44)	(0.23)	(0.13)	(0.12)	(0.11)
Net asset value, end of period	$12.13		$12.46	$12.25	$11.76	$8.69	$11.23
Total Return(b)	(1.53	)%**	5.44%	6.25%	37.12%	(21.65)%	(8.00	)%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$147,436		$149,624	$141,900	$394,454	$308,001	$248,095
Net expenses to average daily net assets	0.44	%*	0.44%	0.44%	0.44%	0.44%	0.44	%*
Net investment income to average daily net assets	1.49	%*	1.72%	1.37%	1.31%	1.35%	1.37	%*
Portfolio turnover rate	39	%**	63%	68%	63%	62%	85	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.04%	0.04%	0.04%	0.04%	0.04	%*

(a)  Period from July 2, 2001 (commencement of operations) through February 28, 2002.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2002.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

18

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Tobacco-Free Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming the S&P 500 Index. The Fund typically makes equity investments in companies that issue stocks included in the S&P 500 Index, and companies with similar size characteristics, other than tobacco-producing companies.

Throughout the six months ended August 31, 2006, the Fund offered two classes of shares: Class III and Class IV. Each class of shares bears a different level of shareholder servicing fees.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net

19

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their

20

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2006, the Fund had loaned securities having a market value of $8,461,733, collateralized by cash in the amount of $8,820,828, which was invested in short-term instruments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

21

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2006, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $11,651,632 expiring in 2011. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of February 28, 2006, the Fund elected to defer to March 1, 2006 post-October capital losses of $706,692.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$338,693,842	$19,910,490	$(15,380,998)	$4,529,492

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

22

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.105% for Class IV shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes) exceed 0.33% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $1,932 and $1,012, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $130,152,524 and $161,993,852, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote;

23

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders

As of August 31, 2006, 60.0% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2006, 1.0% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	425,402	$5,070,000	777,388	$9,327,972
Shares issued to shareholders in reinvestment of distributions	167,709	2,053,564	583,997	6,995,119
Shares repurchased	(3,118,464)	(37,348,128)	(1,470,266)	(17,733,755)
Net increase (decrease)	(2,525,353)	$(30,224,564)	(108,881)	$(1,410,664)
	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class IV:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in reinvestment of distributions	137,774	1,685,846	423,945	5,078,901
Shares repurchased	—	—	—	—
Net increase (decrease)	137,774	$1,685,846	423,945	$5,078,901

24

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO Tobacco-Free Core Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to

25

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

26

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

27

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

28

GMO Tobacco-Free Core Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2006 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.48%	$1,000.00	$985.30	$2.40
2) Hypothetical	0.48%	$1,000.00	$1,022.79	$2.45
Class IV
1) Actual	0.44%	$1,000.00	$984.70	$2.20
2) Hypothetical	0.44%	$1,000.00	$1,022.99	$2.24

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

29

GMO Taiwan Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO Taiwan Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	95.0%
Short-Term Investments	1.0
Other	4.0
100.0%
Industry Sector Summary	% of Equity Investments
Information Technology	61.3%
Materials	11.7
Financials	10.0
Telecommunication Services	5.8
Industrials	5.6
Consumer Discretionary	3.9
Energy	0.9
Consumer Staples	0.8
100.0%

1

GMO Taiwan Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.0%
	Taiwan — 95.0%
1,010,000	Accton Technology Corp *	492,254
3,712,540	Acer Inc	5,727,874
1,647,000	Advanced Semiconductor Engineering Inc *	1,684,349
2,358,000	Arima Computer Corp *	429,223
3,300,221	Asia Cement Corp	2,189,955
8,230,739	Asustek Computer Inc	18,424,831
3,134,753	AU Optronics Corp	4,589,957
187,202	Catcher Technology Co	1,463,463
342,000	Cathay Real Estate Development Co Ltd *	191,159
826,000	Chang Hwa Bank *	488,705
2,846,180	Cheng Loong Corp	907,838
237,962	Cheng Uei Precision Industry Co	875,539
7,702,000	China Bills Finance Corp	1,874,431
16,854,037	China Development Financial Holding Corp	6,500,868
969,000	China Manmade Fibers *	165,743
628,000	China Steel Corp	509,051
2,008,918	Chinatrust Financial Holding Co	1,315,725
2,522,770	Chung Hung Steel Corp *	982,697
1,527,200	Chung Hwa Pulp Corp	688,200
2,480,000	Chunghwa Picture Tubes Ltd *	489,494
4,672,620	Chunghwa Telecom Co Ltd	7,710,601
5,406	Chunghwa Telecom Co Ltd ADR	93,578
166,100	Compal Communications Inc	704,427
2,039,334	Compal Electronics Inc	1,781,080
1,264,000	Compeq Manufacturing Co Ltd *	555,750
916,700	Continental Engineering Corp	484,799
338,000	Coretronic Corp	415,844
3,307,113	Delta Electronics Inc	9,185,483
58,140	DFI	100,095
239,966	Dimerco Express Taiwan Corp	263,040
634,000	Elitegroup Computer Systems *	339,770
350,000	Eternal Chemical Co Ltd	462,470
3,072,505	Evergreen Marine Corp	1,700,434

See accompanying notes to the financial statements.

2

GMO Taiwan Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
3,570,772	Far Eastern International Bank	1,133,662
4,252,267	Far Eastern Textile Co Ltd	2,983,147
924,000	Far Eastone Telecommunications Co Ltd	999,877
4,974,060	Federal Corp	2,955,632
4,174,169	Formosa Chemicals & Fibre Co	6,017,102
1,247,077	Formosa Petrochemical Corp	2,463,489
5,213,424	Formosa Plastics Corp	7,095,813
3,277,260	Formosa Taffeta Co Ltd	1,623,363
269,100	Foxconn Technology Co Ltd	2,029,536
2,251,000	Fubon Financial Holding Co Ltd	1,675,928
5,264,080	Goldsun Development & Construction Co Ltd *	2,109,873
2,593,000	Grand Pacific Petrochem *	670,003
676,512	High Tech Computer Corp	17,011,470
4,873,875	Hon Hai Precision Industry Co Ltd	27,427,338
123,000	Hotai Motor Company Ltd	244,880
1,147,395	Hua Nan Financial Holdings Co Ltd	721,659
7,544,151	Inventec Co Ltd	4,583,594
6,249,920	KGI Securities Co Ltd *	1,855,113
2,559,896	Kinpo Electronics	863,080
178,500	Largan Precision Co Ltd	3,689,956
428,400	Lee Chang Yung Chem Industries	304,177
319,555	Les Enphants Co Ltd	220,259
2,738,040	Lite-On Technology Corp *	3,391,960
5,259,039	Macronix International *	1,512,894
531,657	MediaTek Inc	4,837,276
7,324,000	Mega Financial Holdings Co Ltd	4,865,768
1,877,565	Micro-Star International Co Ltd	875,803
483,000	Mosel Vitelic Inc *	218,029
297,000	Nien Hsing Textile Co Ltd	153,262
214,230	Nien Made Enterprise	168,446
242,529	Novatek Microelectronics	1,193,316
304,000	Optimax Technology Corp *	244,379
1,540,560	Oriental Union Chemical	823,079
387,947	Phoenix Precision Technology Corp	574,338
1,647,678	Quanta Computer Inc	2,360,077

See accompanying notes to the financial statements.

3

GMO Taiwan Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
904,000	Quanta Display Inc *	375,214
1,957,515	Realtek Semiconductor Corp	2,470,421
30,000	Richtek Technology Corp	229,476
5,562,000	Sampo Corp *	613,593
1,281,843	Shin Kong Financial Holdings	1,108,008
724,694	Siliconware Precision Industries Co	856,122
3,301,473	Sinopac Holdings Co	1,445,356
2,570,516	Systex Corp	692,222
1,003,000	Taichung Commercial Bank *	178,995
4,229,634	Taishin Financial Holdings Co Ltd *	2,014,137
7,121,000	Taiwan Cellular Corp	6,625,702
7,846,900	Taiwan Cement Corp	5,228,142
122,000	Taiwan FU Hsing Ind Co Ltd	113,844
21,951,042	Taiwan Semiconductor Manufacturing Co Ltd	38,863,017
242,469	Taiwan Semiconductor Manufacturing Co Ltd ADR	2,257,386
3,235,000	Taiwan TEA Corp *	597,319
4,595,000	Tatung Co *	1,450,694
291,607	Tsann Kuen Enterprises Co Ltd	316,345
1,128,900	TSRC Corp	647,498
1,030,000	Tung Ho Steel Enterprise	762,801
192,918	TXC Corp	284,851
1,044,000	U-Ming Marine Transport Co	1,096,631
1,840,000	Uni-President Enterprises Corp	1,400,971
278,000	Via Technologies Inc *	224,177
9,513,578	Walsin Lihwa Corp *	3,869,662
2,692,209	Wan Hai Lines Ltd	1,453,006
4,003,000	Waterland Financial Holdings	1,130,937
533,330	WUS Printed Circuit Co Ltd	180,411
775,195	Ya Hsin Industrial Co Ltd	603,366
3,842,252	Yang Ming Marine Transport	1,931,013
3,780,000	Yieh Phui Enterprise	1,399,220
303,967	Yulon Motor Co Ltd	293,114
190,653	Zyxel Communications Corp	234,151
		264,634,107
	TOTAL COMMON STOCKS (COST $236,043,678)	264,634,107

See accompanying notes to the financial statements.

4

GMO Taiwan Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 1.0%
2,800,000	Bank Nationale de Paris Time Deposit, 5.27%, due 09/01/06	2,800,000
	TOTAL SHORT-TERM INVESTMENTS (COST $2,800,000)	2,800,000
	TOTAL INVESTMENTS — 96.0% (Cost $238,843,678)	267,434,107
	Other Assets and Liabilities (net) — 4.0%	11,114,667
	TOTAL NET ASSETS — 100.0%	$278,548,774

Notes to Schedule of Investments:

ADR - American Depositary Receipt

*  Non-income producing security.

As of August 31, 2006, 94.2% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

5

GMO Taiwan Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments, at value (cost $238,843,678) (Note 2)	$267,434,107
Cash	29,546
Foreign currency, at value (cost $8,248,426) (Note 2)	8,214,555
Receivable for investments sold	1,866
Dividends and interest receivable	3,285,176
Total assets	278,965,250
Liabilities:
Payable to affiliate for (Note 3):
Management fee	188,976
Shareholder service fee	34,996
Trustees and Chief Compliance Officer fees	630
Accrued expenses	191,874
Total liabilities	416,476
Net assets	$278,548,774
Net assets consist of:
Paid-in capital	$237,531,282
Accumulated undistributed net investment income	5,989,474
Accumulated net realized gain	6,486,563
Net unrealized appreciation	28,541,455
$278,548,774
Net assets attributable to:
Class III shares	$278,548,774
Shares outstanding:
Class III	9,986,001
Net asset value per share:
Class III	$27.89

See accompanying notes to the financial statements.

6

GMO Taiwan Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $1,966,500)	$7,970,681
Interest	40,357
Total investment income	8,011,038
Expenses:
Management fee (Note 3)	1,133,452
Shareholder service fee – Class III (Note 3)	209,899
Custodian and fund accounting agent fees	382,444
Transfer agent fees	13,892
Audit and tax fees	31,924
Legal fees	3,220
Trustees fees and related expenses (Note 3)	2,321
Miscellaneous	3,220
Total expenses	1,780,372
Net investment income (loss)	6,230,666
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	7,015,029
Foreign currency, forward contracts and foreign currency related transactions	(61,085)
Net realized gain (loss)	6,953,944
Change in net unrealized appreciation (depreciation) on:
Investments	(10,956,016)
Foreign currency, forward contracts and foreign currency related transactions	(46,371)
Net unrealized gain (loss)	(11,002,387)
Net realized and unrealized gain (loss)	(4,048,443)
Net increase (decrease) in net assets resulting from operations	$2,182,223

See accompanying notes to the financial statements.

7

GMO Taiwan Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$6,230,666	$5,045,022
Net realized gain (loss)	6,953,944	10,851,497
Change in net unrealized appreciation (depreciation)	(11,002,387)	8,761,024
Net increase (decrease) in net assets from operations	2,182,223	24,657,543
Distributions to shareholders from:
Net investment income
Class III	—	(5,967,696)
Net realized gains
Class III	(6,481,591)	(2,977,161)
	(6,481,591)	(8,944,857)
Net share transactions (Note 7):
Class III	(8,524,335)	50,702,181
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	122,004	369,510
Total increase (decrease) in net assets resulting from net share transactions and net purchase premiums and redemption fees	(8,402,331)	51,071,691
Total increase (decrease) in net assets	(12,701,699)	66,784,377
Net assets:
Beginning of period	291,250,473	224,466,096
End of period (including accumulated undistributed net investment income of $5,989,474 and distributions in excess of net investment income of $241,192, respectively)	$278,548,774	$291,250,473

See accompanying notes to the financial statements.

8

GMO Taiwan Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003(a)
Net asset value, beginning of period	$28.34		$26.79	$29.67	$20.28	$20.00
Income (loss) from investment operations:
Net investment income (loss)†	0.64		0.52	0.13	(0.10)	(0.12)
Net realized and unrealized gain (loss)	(0.42)		1.91	(1.45)	10.03	0.40
Total from investment operations	0.22		2.43	(1.32)	9.93	0.28
Less distributions to shareholders:
From net investment income	—		(0.59)	—	(0.02)	—
From net realized gains	(0.67)		(0.29)	(1.56)	(0.52)	—
Total distributions	(0.67)		(0.88)	(1.56)	(0.54)	—
Net asset value, end of period	$27.89		$28.34	$26.79	$29.67	$20.28
Total Return(b)	0.78	%**	9.13%	(3.82)%	49.53%	1.40	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$278,549		$291,250	$224,466	$181,313	$41,167
Net expenses to average daily net assets	1.27	%*	1.28%	1.34%	1.36%	1.76	%*
Net investment income to average daily net assets	2.24	%(c)**	1.95%	0.53%	(0.40)%	(1.43	)%*
Portfolio turnover rate	8	%**	31%	88%	86%	50	%**
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01		$0.04	$0.05	$0.04	$0.01

(a)  Period from October 4, 2002 (commencement of operations) through February 28, 2003.

(b)  Calculation excludes purchase premiums and redemption fees which are borne by the shareholders.

(c)  The ratio for the six months ended August 31, 2006, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

9

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Taiwan Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming the MSCI Taiwan Index. The Fund typically makes equity investments in companies doing business in, or otherwise tied economically to, Taiwan.

Shares of the Fund are not publicly offered and are principally available to other GMO funds and certain accredited investors.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

10

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. There were no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price,

11

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no futures contracts outstanding at the end of the period.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no written option contracts outstanding at the end of the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

12

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. There were no indexed securities held by the Fund at the end of the period.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

13

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the six months ended August 31, 2006, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non - U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund is currently subject to a Taiwanese security transaction tax of 0.3% of the transaction amount on equities and 0.1% of the transaction amount on corporate bonds and mutual fund shares, which must be paid by the Fund upon the sale or transfer of any portfolio securities subject to such tax.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

14

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$239,283,052	$46,702,719	$(18,551,664)	$28,151,055

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Taiwanese companies typically declare dividends in the Fund's third calendar quarter of each year. As a result, the Fund receives substantially less dividend income in the first half of its year.

Dividend and interest income generated in Taiwan is subject to a 20% withholding tax. Stock dividends received (except those which have resulted from capitalization of capital surplus) are taxable at 20% of the par value of the stock dividends received.

15

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Purchases and redemptions of Fund shares

As of the date of this report, the premium on cash purchases of Fund shares is 0.15% of the amount invested. In the case of cash redemptions, the fee is currently 0.45% of the amount redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in the amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2006 and the year ended February 28, 2006, the Fund received $13,757 and $139,679 in purchase premiums and $108,247 and $229,831 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of estimated costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. There is no premium for reinvested distributions.

Investment risks

Investments in emerging countries, such as Taiwan, present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The Taiwanese markets are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings. The Fund may concentrate investments in the securities of a small number of issuers. As a result, the value of the Fund's shares can be expected to change in light of factors affecting those issuers and may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of securities.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.81% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for class III shares.

The Fund's portion of the fees paid by the Trust to the independent Trustees and the Chief Compliance Officer ("CCO") during the six months ended August 31, 2006 was $1,585 and $828, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

16

GMO Taiwan Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

4.  Purchases and sales of securities

Cost of purchase and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $21,535,493 and $39,398,547, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders

As of August 31, 2006, 98.9% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2006, all of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	327,431	$9,157,243	3,548,047	$94,235,742
Shares issued to shareholders in reinvestment of distributions	231,320	6,481,591	321,086	8,944,857
Shares repurchased	(849,239)	(24,163,169)	(1,970,363)	(52,478,418)
Purchase premiums and redemption fees	—	122,004	—	369,510
Net increase (decrease)	(290,488)	$(8,402,331)	1,898,770	$51,071,691

17

GMO Taiwan Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO Taiwan Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the

18

GMO Taiwan Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

19

GMO Taiwan Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

20

GMO Taiwan Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	1.27%	$1,000.00	$1,007.80	$6.43
2) Hypothetical	1.27%	$1,000.00	$1,018.80	$6.46

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

21

GMO Global Growth Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Global Growth Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.1%
Preferred Stocks	0.4
Rights and Warrants	0.0
Forward Currency Contracts	0.0
Futures	0.0
Short-Term Investments	0.9
Other	0.6
100.0%
Country Summary	% of Equity Investments
United States	39.5%
Japan	16.6
United Kingdom	8.4
France	4.9
Canada	4.7
Switzerland	4.5
Germany	2.8
Sweden	2.5
Italy	2.5
Australia	2.3
Netherlands	2.1
Finland	1.8
Belgium	1.6
Norway	1.5
Spain	1.2
Singapore	1.0
Ireland	0.8
Austria	0.7
Hong Kong	0.6
100.0%

1

GMO Global Growth Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Industry Sector Summary	% of Equity Investments
Financials	20.7%
Health Care	14.6
Energy	14.5
Consumer Discretionary	12.0
Information Technology	10.6
Industrials	9.7
Materials	6.4
Consumer Staples	5.2
Utilities	4.4
Telecommunication Services	1.9
100.0%

2

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.1%
	Australia — 2.2%
6,568	Australia and New Zealand Banking Group Ltd	136,363
16,811	BHP Billiton Ltd	354,106
1,467	CSL Ltd	56,815
1,710	Macquarie Bank Ltd	84,357
3,586	QBE Insurance Group Ltd	65,216
7,247	Rinker Group Ltd	76,183
3,078	Rio Tinto Ltd	170,820
3,916	Suncorp-Metway Ltd	61,203
42,739	Telstra Corp Ltd	117,508
5,372	Westpac Banking Corp	95,746
6,749	Woodside Petroleum Ltd	217,118
		1,435,435
	Austria — 0.6%
2,540	Oesterreichische Elektrizitaetswirtschafts AG Class A	127,922
2,793	OMV AG	149,075
5,524	Telekom Austria AG	135,502
		412,499
	Belgium — 1.6%
539	Colruyt SA	91,622
9,602	Fortis	373,896
1,977	Inbev NV	102,590
1,627	KBC Groep NV	175,230
4,487	UCB SA	263,020
		1,006,358
	Canada — 4.7%
1,600	Alcan Inc	71,959
900	Bank of Montreal	54,490
2,100	Bank of Nova Scotia	89,810
2,500	Barrick Gold Corp	83,688

See accompanying notes to the financial statements.

3

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Canada — continued
2,200	Cameco Corp	90,046
5,200	Canadian National Railway Co	221,822
8,200	Canadian Natural Resources	430,513
4,200	EnCana Corp	220,393
2,400	Goldcorp Inc	66,335
2,400	Husky Energy Inc	166,065
4,900	Imperial Oil Ltd	184,376
2,900	Nexen Inc	168,941
6,000	Petro-Canada	256,220
1,800	Rogers Communications Inc	92,825
5,800	Royal Bank of Canada	257,020
2,300	Shell Canada Ltd	74,704
1,500	Suncor Energy Inc	116,235
7,500	Talisman Energy Inc	131,638
1,900	Teck Corp Class B	126,518
400	Telus Corp	19,633
2,100	Thomson Corp	84,547
		3,007,778
	Finland — 1.7%
8,600	Fortum Oyj	231,097
33,950	Nokia Oyj	709,596
2,800	Outokumpu Oyj	71,243
2,800	Sampo Oyj Class A	57,960
3,500	Stora Enso Oyj (R Shares)	53,111
		1,123,007
	France — 4.8%
2,603	BNP Paribas	276,771
2,241	Carrefour SA	138,350
6,574	Credit Agricole SA	267,134
2,873	Electricite de France	163,390
2,692	Peugeot SA	151,890
952	Renault SA	110,931

See accompanying notes to the financial statements.

4

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	France — continued
6,270	Sanofi-Aventis	563,119
762	Schneider Electric SA	81,282
1,774	Societe Generale	286,540
3,336	Suez SA	142,838
12,612	Total SA	851,663
1,536	Veolia Environnement	86,157
		3,120,065
	Germany — 2.4%
508	Allianz AG (Registered)	86,344
3,269	Altana AG	193,005
2,041	Bayerische Motoren Werke AG	105,577
1,274	Continental AG	136,453
1,564	Deutsche Bank AG (Registered)	178,779
617	Deutsche Boerse AG	93,587
3,851	Deutsche Lufthansa AG (Registered)	76,263
1,699	RWE AG	155,453
833	SAP AG	159,035
4,970	ThyssenKrupp AG	169,081
2,044	Volkswagen AG	163,176
		1,516,753
	Hong Kong — 0.6%
29,000	CLP Holdings Ltd	183,381
18,000	Hong Kong & China Gas	41,786
34,500	Hong Kong Electric Holdings Ltd	164,957
		390,124
	Ireland — 0.8%
4,277	Allied Irish Banks Plc	111,690
15,676	Bank of Ireland	297,578
2,780	CRH Plc	96,228
		505,496

See accompanying notes to the financial statements.

5

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Italy — 2.5%
28,999	Enel SPA	258,883
39,168	ENI SPA	1,197,608
16,801	UniCredito Italiano SPA	133,885
		1,590,376
	Japan — 16.4%
3,400	Aeon Co Ltd	85,303
5,000	Asahi Glass Co Ltd	65,379
2,100	Astellas Pharma Inc	84,961
7,000	Bank of Yokohama Ltd	55,063
7,500	Canon Inc	372,587
8,800	Chubu Electric Power Co Inc	238,149
1,900	Daito Trust Construction Co Ltd	98,394
3,000	Daiwa House Industry Co Ltd	48,705
8,000	Daiwa Securities Group Inc	94,693
5,400	Denso Corp	187,278
31	East Japan Railway Co	228,429
4,200	Eisai Co Ltd	199,472
17,000	Fuji Heavy Industries Ltd	98,018
14,000	Fujitsu Ltd	111,747
2,300	Hitachi Chemical Co Ltd	55,417
17,000	Hokuhoku Financial Group Inc	66,639
6,400	Honda Motor Co Ltd	216,575
2,600	Hoya Corp	94,120
22,000	Itochu Corp	183,723
45	Japan Tobacco Inc	170,923
1,900	JFE Holdings Inc	77,081
4,700	Kansai Electric Power Co Inc	112,602
2,000	Kao Corp	53,244
6,000	Kirin Brewery Co Ltd	83,192
19,000	Kobe Steel Ltd	60,461
6,000	Komatsu Ltd	108,888
800	Kyocera Corp	68,827
39,000	Marubeni Corp	207,353

See accompanying notes to the financial statements.

6

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
5,000	Matsushita Electric Industrial Co Ltd	106,484
28,000	Mazda Motor Corp	178,565
6	Millea Holdings Inc	109,955
26,100	Mitsubishi Corp	528,337
6,000	Mitsubishi Estate Co Ltd	128,612
20,000	Mitsubishi Heavy Industries	83,441
19,000	Mitsui & Co	274,150
6,000	Mitsui Fudosan Co Ltd	133,808
39,000	Mizuho Trust & Banking Co Ltd (a)	91,495
1,200	Murata Manufacturing Co Ltd	82,137
700	Nidec Corp	50,546
7,000	Nikko Cordial Corp	88,283
700	Nintendo Co Ltd	143,101
24	Nippon Telegraph & Telephone Corp	120,901
27,600	Nissan Motor Co	313,310
2,300	Nissin Food Products Co Ltd	77,430
900	Nitto Denko Corp	64,425
11,400	Nomura Holdings Inc	218,725
3,000	Olympus Corp	88,704
1,000	ORIX Corp	264,016
39,000	Osaka Gas Co Ltd	143,348
2,000	Seven & I Holdings Co Ltd	70,333
3,200	Shin-Etsu Chemical Co Ltd	181,666
3,000	Shiseido Co Ltd	59,435
6,400	Softbank Corp	110,685
3,800	Sony Corp	164,833
15,000	Sumitomo Chemical Co Ltd	117,725
19,000	Sumitomo Corp	255,516
35,000	Sumitomo Metal Industries Ltd	143,399
22	Sumitomo Mitsui Financial Group Inc	246,734
6,000	Sumitomo Realty & Development Co Ltd	175,884
1,000	T & D Holdings	73,919
10,200	Takeda Pharmaceutical Co Ltd	673,999
10,000	Teijin Ltd	53,416

See accompanying notes to the financial statements.

7

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
1,000	Tokyo Electron Ltd	65,493
19,000	Tokyo Gas Co Ltd	100,787
7,000	Tokyu Land Corp	60,756
9,000	TonenGeneral Sekiyu KK	81,086
9,000	Toray Industries Inc	71,416
21,000	Toshiba Corp	148,951
13,900	Toyota Motor Corp	751,183
1,600	Yakult Honsha Co Ltd	43,527
900	Yamada Denki Co Ltd	96,051
		10,563,790
	Netherlands — 2.0%
10,074	ABN Amro Holdings NV	287,372
3,963	Heineken NV	183,760
16,915	ING Groep NV	732,852
4,800	Unilever NV (New York Shares)	114,432
		1,318,416
	Norway — 1.5%
359	Aker Kvaerner Ogep ASA	34,299
8,900	DnB NOR ASA	115,177
8,800	Norsk Hydro ASA	226,669
940	Orkla ASA	46,049
1,212	Petroleum Geo Services ASA *	63,146
17,750	Statoil ASA	479,234
		964,574
	Singapore — 1.0%
39,000	Capitaland Ltd	117,755
101,000	Singapore Technologies Engineering Ltd	187,316
200,317	Singapore Telecommunications	316,536
4,000	United Overseas Bank Ltd	39,626
		661,233

See accompanying notes to the financial statements.

8

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Spain — 1.2%
726	Acciona SA	110,910
2,406	ACS Actividades de Construccion y Servicios SA	107,945
8,238	Iberdrola SA	306,134
2,133	Inditex SA	96,127
4,278	Repsol YPF SA	123,084
658	Sacyr Vallehermoso SA	25,376
		769,576
	Sweden — 2.5%
4,400	Assa Abloy AB Class B	77,232
5,800	Atlas Copco AB Class A	149,623
3,200	Atlas Copco AB Class B *	77,403
8,150	Hennes & Mauritz AB Class B	316,415
16,500	Nordea AB	207,158
11,000	Sandvik AB	120,533
2,800	Securitas AB	49,300
5,000	Skandinaviska Enskilda Banken AB Class A	129,388
1,100	Svenska Cellulosa AB (SCA)	47,127
2,500	Svenska Handelsbanken AB Class A	65,221
10,100	Swedish Match AB	170,795
9,700	Tele2 AB Class B	96,040
1,500	Volvo AB Class B	85,453
		1,591,688
	Switzerland — 4.4%
24,559	ABB Ltd	326,798
2,000	Alcon Inc	235,580
3,545	Compagnie Financiere Richemont AG Class A	168,485
3,690	Credit Suisse Group	205,664
2,457	Novartis AG (Registered)	140,167
3,160	Roche Holding AG (Non Voting)	582,235
247	Serono SA	172,514
92	Societe Generale de Surveillance Holding SA (Registered)	84,115
261	Swatch Group AG	50,868

See accompanying notes to the financial statements.

9

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued
269	Swisscom AG (Registered)	90,353
7,542	UBS AG (Registered)	426,344
1,659	Zurich Financial Services AG	378,165
		2,861,288
	United Kingdom — 8.3%
10,516	Anglo American Plc	455,012
3,197	AstraZeneca Plc	207,465
13,356	Barclays Plc	167,335
18,297	BG Group Plc	239,242
9,879	BHP Billiton Plc	188,462
5,648	British American Tobacco Plc	155,194
14,187	Cadbury Schweppes Plc	151,315
40,966	Centrica Plc	230,135
19,909	DSG International Plc	77,749
13,344	GlaxoSmithKline Plc	378,574
8,232	HBOS Plc	157,207
9,018	HSBC Holdings Plc	163,646
8,548	Imperial Tobacco Group Plc	294,664
10,868	Marks & Spencer Group Plc	122,572
4,003	Next Plc	127,047
9,400	Rio Tinto Plc	474,227
24,005	Royal Bank of Scotland Group	814,247
19,567	Royal Dutch Shell Group Class A	674,727
6,111	Scottish & Southern Energy Plc	140,168
3,130	Xstrata Plc	140,863
		5,359,851
	United States — 38.9%
1,500	3M Co	107,550
1,300	Abercrombie & Fitch Co-Class A	83,889
2,200	Adobe Systems, Inc *	71,368
1,100	Aetna, Inc	40,997
1,900	Akamai Technologies, Inc *	74,480

See accompanying notes to the financial statements.

10

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	United States — continued
500	Allergan, Inc	57,280
3,700	Allstate Corp (The)	214,378
1,300	AMBAC Financial Group, Inc	112,567
2,000	American International Group, Inc	127,640
2,000	American Tower Corp-Class A *	71,720
5,100	AmerisourceBergen Corp	225,216
1,300	Amgen, Inc *	88,309
3,900	Anheuser-Busch Cos, Inc	192,582
4,900	Apple Computer, Inc *	332,465
5,700	Applied Materials, Inc	96,216
6,800	Archer-Daniels-Midland Co	279,956
1,700	Autodesk, Inc *	59,092
2,200	Baker Hughes, Inc	156,596
7,300	Bank of America Corp	375,731
5,900	BEA Systems, Inc *	81,007
600	Bear Stearns Cos (The), Inc	78,210
5,100	Bed Bath & Beyond, Inc *	172,023
2,100	Best Buy Co., Inc	98,700
2,800	Biomet, Inc	91,588
3,700	Boeing Co	277,130
2,850	Broadcom Corp-Class A *	83,904
3,800	Burlington Northern Santa Fe Corp	254,410
3,700	Capital One Financial Corp	270,470
1,000	Cardinal Health, Inc	67,420
3,100	Caremark Rx, Inc	179,614
3,600	Caterpillar, Inc	238,860
2,000	CDW Corp	116,600
3,000	Celgene Corp *	122,070
1,900	Centex Corp	96,805
7,000	Charles Schwab Corp (The)	114,170
5,300	Chevron Corp	341,320
1,000	Clorox Co	59,810
2,300	Coach, Inc *	69,437
3,900	Coca-Cola Co (The)	174,759

See accompanying notes to the financial statements.

11

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	United States — continued
1,200	Cognizant Technologies Solutions Corp *	83,892
2,200	Colgate-Palmolive Co	131,692
9,842	ConocoPhillips	624,278
12,700	Corning, Inc *	282,448
3,000	D.R. Horton, Inc	65,790
22,800	Dell, Inc *	514,140
4,400	Direct TV Group (The) *	82,676
2,700	E.I. du Pont de Nemours & Co	107,919
1,600	EOG Resources, Inc	103,712
800	Everest RE Group Ltd	75,184
1,500	Expeditors International of Washington, Inc	59,805
1,400	Express Scripts, Inc *	117,712
9,900	Exxon Mobil Corp	669,933
8,700	Fannie Mae	458,055
2,100	FedEx Corp	212,163
3,900	Fidelity National Financial, Inc	156,897
1,800	Franklin Resources, Inc	177,138
6,300	Freddie Mac	400,680
2,400	Freeport-McMoRan Copper & Gold, Inc-Class B	139,704
8,700	Gap (The), Inc	146,247
5,900	Genentech, Inc *	486,868
1,600	General Dynamics Corp	108,080
2,100	Gilead Sciences, Inc *	133,140
2,300	Goldman Sachs Group, Inc	341,895
1,300	Google, Inc-Class A *	492,089
3,800	Halliburton Co	123,956
1,600	Hansen Natural Corp *	44,032
4,600	Harley-Davidson, Inc	269,146
1,100	Harrah's Entertainment, Inc	68,596
600	Hartford Financial Services Group, Inc	51,516
17,600	Hewlett-Packard Co	643,456
22,200	Home Depot, Inc	761,238
2,200	Illinois Tool Works, Inc	96,580
3,800	International Business Machines Corp	307,686

See accompanying notes to the financial statements.

12

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	United States — continued
2,000	International Game Technology	77,360
2,800	Intuit, Inc *	84,616
3,000	JC Penney Co, Inc	189,120
15,600	Johnson & Johnson	1,008,696
1,300	Johnson Controls, Inc	93,509
5,300	King Pharmaceuticals, Inc *	85,966
1,700	Kohls Corp *	106,267
900	L-3 Communications Holdings, Inc	67,851
1,100	Las Vegas Sands Corp *	76,791
4,100	Lehman Brothers Holdings, Inc.	261,621
1,800	Lennar Corp-Class A	80,712
2,200	Lockheed Martin Corp	181,720
14,100	Lowe's Cos, Inc	381,546
1,300	Marathon Oil Corp	108,550
2,300	Medtronic, Inc	107,870
2,500	Merrill Lynch & Co, Inc	183,825
2,500	Metlife, Inc	137,575
1,600	MGIC Investment Corp	92,592
1,400	Monsanto Co	66,416
1,800	Moody's Corp	110,124
2,500	Morgan Stanley	164,475
9,700	Motorola, Inc	226,786
1,900	Nabors Industries Ltd *	62,472
2,900	Network Appliance, Inc *	99,296
1,200	Newmont Mining Corp	61,500
7,300	News Corp-Class A	138,919
1,200	NII Holdings, Inc *	64,020
2,500	Nordstrom, Inc	93,375
2,900	Norfolk Southern Corp	123,917
4,300	Nvidia Corp *	125,173
800	Omnicom Group	69,936
24,200	Oracle Corp *	378,730
1,400	Peabody Energy Corp	61,698
1,700	Pepsi Bottling Group, Inc	59,517

See accompanying notes to the financial statements.

13

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	United States — continued
4,300	PepsiCo, Inc	280,704
76,800	Pfizer, Inc	2,116,608
1,500	Phelps Dodge Corp	134,250
1,900	Prudential Financial, Inc	139,479
2,700	Pulte Homes, Inc	80,109
4,500	Qualcomm, Inc	169,515
1,400	Quest Diagnostics, Inc	89,992
1,700	Radian Group, Inc	101,796
2,800	Raytheon Co	132,188
800	Rockwell Automation, Inc	45,104
1,000	SanDisk Corp *	58,920
6,100	Schering-Plough Corp	127,795
8,700	Schlumberger Ltd	533,310
900	Southern Copper Corp	83,088
1,600	SPX Corp	84,480
5,000	Starbucks Corp *	155,050
2,100	Stryker Corp	100,863
10,800	Texas Instruments, Inc	351,972
900	Transocean, Inc *	60,075
1,300	Union Pacific Corp	104,455
4,400	United Technologies Corp	275,924
3,868	Weatherford International Ltd *	166,324
2,200	WellPoint, Inc *	170,302
		25,089,526
	TOTAL COMMON STOCKS (COST $55,461,130)	63,287,833
	PREFERRED STOCKS — 0.4%
	Germany — 0.4%
389	Henkel KGaA 1.34%	49,664
3,215	Volkswagen AG 2.70%	181,565
		231,229
	TOTAL PREFERRED STOCKS (COST $136,987)	231,229

See accompanying notes to the financial statements.

14

GMO Global Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares/ Par Value ($)	Description	Value ($)
	RIGHTS AND WARRANTS — 0.0%
	Switzerland — 0.0%
269	Swisscom AG Warrants, expires 09/13/06 *	684
	TOTAL RIGHTS AND WARRANTS (COST $636)	684
	SHORT-TERM INVESTMENTS — 0.9%
500,000	Bank Nationale de Paris Time Deposit, 5.27%, due 09/01/06	500,000
87,150	Boston Global Investment Trust - Enhanced Portfolio (b)	87,150
	TOTAL SHORT-TERM INVESTMENTS (COST $587,150)	587,150
	TOTAL INVESTMENTS — 99.4% (Cost $56,185,903)	64,106,896
	Other Assets and Liabilities (net) — 0.6%	381,055
	TOTAL NET ASSETS — 100.0%	$64,487,951

See accompanying notes to the financial statements.

15

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

A summary of outstanding financial instruments at August 31, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
11/22/06	CAD	1,545,555	$1,401,826	$12,450
11/22/06	CHF	1,518,080	1,243,387	(1,183)
11/22/06	JPY	104,071,812	896,241	(7,091)
11/22/06	NOK	6,684,848	1,062,453	(8,595)
11/22/06	NZD	378,942	247,154	6,724
11/22/06	SEK	6,614,348	918,119	(8,870)
11/22/06	SGD	2,608,560	1,663,983	(599)
				$(7,164)
Sales
11/22/06	AUD	1,247,658	$951,082	$(841)
11/22/06	EUR	3,062,683	3,941,915	2,249
11/22/06	GBP	835,301	1,592,148	(11,733)
11/22/06	HKD	2,475,839	319,105	152
				$(10,173)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
7	DAX	September 2006	$1,314,043	$81,635
2	SPI 200	September 2006	194,845	7,055
				$88,690
Sales
1	Hang Seng	September 2006	$111,723	$(2,745)
6	S&P/MIB	September 2006	1,461,395	(76,351)
				$(79,096)

As of August 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

16

GMO Global Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  All or a portion of this security represents investment of security lending collateral (Note 2).

As of August 31, 2006, 54.4% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

Currency Abbreviations:

AUD - Australian Dollar CAD - Canadian Dollar CHF - Swiss Franc EUR - Euro GBP - British Pound HKD - Hong Kong Dollar	JPY - Japanese Yen NOK - Norwegian Krone NZD - New Zealand Dollar SEK - Swedish Krona SGD - Singapore Dollar

See accompanying notes to the financial statements.

17

GMO Global Growth Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments, at value, including securities on loan of $82,111 (cost $56,185,903) (Note 2)	$64,106,896
Cash	48,883
Foreign currency, at value (cost $122,942) (Note 2)	123,275
Receivable for investments sold	19,987
Dividends and interest receivable	143,764
Foreign taxes receivable	16,425
Unrealized appreciation on open forward currency contracts (Note 2)	21,575
Receivable for collateral on open futures contracts (Note 2)	218,113
Receivable for expenses reimbursed by Manager (Note 3)	21,390
Total assets	64,720,308
Liabilities:
Collateral on securities loaned, at value (Note 2)	87,150
Payable to affiliate for (Note 3):
Management fee	25,500
Shareholder service fee	8,138
Trustees and Chief Compliance Officer fees	61
Unrealized depreciation on open forward currency contracts (Note 2)	38,912
Payable for variation margin on open futures contracts (Note 2)	2,107
Accrued expenses	70,489
Total liabilities	232,357
Net assets	$64,487,951
Net assets consist of:
Paid-in capital	$54,060,330
Accumulated undistributed net investment income	395,244
Accumulated net realized gain	2,118,344
Net unrealized appreciation	7,914,033
$64,487,951
Net assets attributable to:
Class III shares	$64,487,951
Shares outstanding:
Class III	2,723,658
Net asset value per share:
Class III	$23.68

See accompanying notes to the financial statements.

18

GMO Global Growth Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $59,745)	$684,577
Interest (including securities lending income of $30,435)	65,712
Total investment income	750,289
Expenses:
Management fee (Note 3)	135,360
Shareholder service fee – Class III (Note 3)	43,200
Custodian and fund accounting agent fees	70,380
Transfer agent fees	14,076
Audit and tax fees	30,268
Legal fees	646
Trustees fees and related expenses (Note 3)	427
Registration fees	1,840
Miscellaneous	644
Total expenses	296,841
Fees and expenses reimbursed by Manager (Note 3)	(117,668)
Net expenses	179,173
Net investment income (loss)	571,116
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	2,025,018
Closed futures contracts	81,020
Foreign currency, forward contracts and foreign currency related transactions	18,185
Net realized gain (loss)	2,124,223
Change in net unrealized appreciation (depreciation) on:
Investments	(439,118)
Open futures contracts	15,313
Foreign currency, forward contracts and foreign currency related transactions	(41,267)
Net unrealized gain (loss)	(465,072)
Net realized and unrealized gain (loss)	1,659,151
Net increase (decrease) in net assets resulting from operations	$2,230,267

See accompanying notes to the financial statements.

19

GMO Global Growth Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$571,116	$913,217
Net realized gain (loss)	2,124,223	5,995,691
Change in net unrealized appreciation (depreciation)	(465,072)	1,716,490
Net increase (decrease) in net assets from operations	2,230,267	8,625,398
Distributions to shareholders from:
Net investment income
Class III	(69,629)	(295,069)
Net realized gains
Class III	(5,413,687)	(1,412,162)
	(5,483,316)	(1,707,231)
Net share transactions (Note 7):
Class III	15,515,364	(12,748,277)
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	30,213	65,842
Total increase (decrease) in net assets resulting from net share transactions and net purchase permiums and redemption fees	15,545,577	(12,682,435)
Total increase (decrease) in net assets	12,292,528	(5,764,268)
Net assets:
Beginning of period	52,195,423	57,959,691
End of period (including accumulated undistributed net investment income of $395,244 and distributions in excess of net investment income of $106,243, respectively)	$64,487,951	$52,195,423

See accompanying notes to the financial statements.

20

GMO Global Growth Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28,
	(Unaudited)		2006	2005(a)
Net asset value, beginning of period	$25.13		$22.67	$20.00
Income (loss) from investment operations:
Net investment income (loss)†	0.25		0.33	0.15
Net realized and unrealized gain (loss)	0.51		2.72	2.79
Total from investment operations	0.76		3.05	2.94
Less distributions to shareholders:
From net investment income	(0.03)		(0.10)	(0.27)
From net realized gains	(2.18)		(0.49)	—
Total distributions	(2.21)		(0.59)	(0.27)
Net asset value, end of period	$23.68		$25.13	$22.67
Total Return(b)	3.22	%**	13.61%	14.72	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$64,488		$52,195	$57,960
Net expenses to average daily net assets	0.62	%*	0.62%	0.62	%*
Net investment income to average daily net assets	1.98	%*	1.40%	1.17	%*
Portfolio turnover rate	20	%**	53%	40	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.41	%*	0.34%	0.51	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01		$0.02	—	(c)

(a)  Period from July 20, 2004 (commencement of operations) through February 28, 2005.

(b)  The total return would have been lower had certain expenses not been reimbursed during the period shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)  For the period ended February 28, 2005, the Fund received no purchase premiums or redemption fees.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

21

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Global Growth Fund (the "Fund"), which commenced operations on July 20, 2004, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming the S&P/Citigroup Primary Market Index ("PMI") World Growth Index. The Fund typically makes equity investments in companies from the world's developed countries, including the U.S.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated

22

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

23

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no written option contracts outstanding at the end of the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total

24

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. There were no repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the

25

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2006, the Fund had loaned securities having a market value of $82,111, collateralized by cash in the amount of $87,150, which was invested in the Boston Global Investment Trust – Enhanced Portfolio.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. As of August 31, 2006, 83.6% of the Fund was held by a non-U.S. shareholder.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

26

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$56,185,903	$9,578,555	$(1,657,562)	$7,920,993

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

27

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Purchase and redemption of Fund shares

As of the date of this report, the premium on cash purchases and fee on redemptions of Fund shares are each 0.30% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transactions costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in-capital. For the six months ended August 31, 2006 and the year ended February 28, 2006, the Fund received $30,213 and $280 in purchase premiums and $0 and $65,562 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of estimated costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. There is no premium for reinvested distributions.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.47% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes) exceed 0.47% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $243 and $184, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

28

GMO Global Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $21,632,438 and $10,945,580, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholder and related party

As of August 31, 2006, 83.6% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

As of August 31, 2006, less than 0.1% of the Fund's shares were held by one related party comprised of a certain GMO employee account, and 83.6% of the Fund's shares was held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	409,838	$10,040,777	332,529	$7,529,187
Shares issued to shareholders in reinvestment of distributions	236,893	5,474,587	69,037	1,642,031
Shares repurchased	—	—	(881,718)	(21,919,495)
Purchase premiums and redemption fees	—	30,213	—	65,842
Net increase (decrease)	646,731	$15,545,577	(480,152)	$(12,682,435)

29

GMO Global Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO Global Growth Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to

30

GMO Global Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

31

GMO Global Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

32

GMO Global Growth Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

33

GMO Global Growth Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2006 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.62%	$1,000.00	$1,032.20	$3.18
2) Hypothetical	0.62%	$1,000.00	$1,022.08	$3.16

*  Expenses are calculated using the Class's annualized expense ratio for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

34

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	97.5%
Short-Term Investments	6.9
Rights and Warrants	0.0
Other	(4.4)
100.0%
Industry Sector Summary	% of Equity Investments
Financial	35.4%
Health Care	14.7
Utility	11.1
Retail Stores	9.5
Technology	7.1
Consumer Goods	4.9
Oil & Gas	4.5
Construction	2.6
Food & Beverage	2.5
Automotive	2.3
Services	2.2
Manufacturing	1.0
Transportation	1.0
Primary Process Industry	0.6
Machinery	0.3
Metals & Mining	0.3
100.0%

1

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.5%
	Automotive — 2.2%
2,800	Eaton Corp.	186,200
93,154	Ford Motor Co. (a)	779,699
900	Goodyear Tire & Rubber Co. (The) * (a)	12,240
4,700	Harley-Davidson, Inc. (a)	274,997
8,800	Johnson Controls, Inc.	632,984
8,100	Lear Corp. (a)	164,754
1,800	TRW Automotive Holdings Corp. *	44,388
		2,095,262
	Construction — 2.5%
8,800	Annaly Capital Management, Inc. (a)	110,088
600	AvalonBay Communities, Inc. REIT	72,600
700	Beazer Homes USA, Inc.	28,210
1,000	BRE Properties, Inc.-Class A	59,090
8,700	Centex Corp.	443,265
1,200	Crane Co.	47,976
3,333	D.R. Horton, Inc.	73,093
500	Essex Property Trust, Inc. REIT	62,735
400	Federal Realty Investment Trust	29,628
500	Hovnanian Enterprises, Inc.-Class A * (a)	13,255
700	Jacobs Engineering Group, Inc. *	60,963
5,700	KB Home	243,732
9,200	Lennar Corp.-Class A	412,528
1,900	Martin Marietta Materials, Inc.	156,484
1,800	Masco Corp.	49,338
4,331	MDC Holdings, Inc. (a)	185,323
1,700	Pulte Homes, Inc.	50,439
4,800	Ryland Group, Inc. (a)	204,816
1,000	Standard-Pacific Corp.	23,930
500	Thornburg Mortgage, Inc. REIT (a)	11,485
300	Vulcan Materials Co.	23,583
		2,362,561

See accompanying notes to the financial statements.

2

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Consumer Goods — 4.8%
27,300	Altria Group, Inc.	2,280,369
2,500	Columbia Sportswear Co. * (a)	122,050
6,800	Eastman Kodak Co. (a)	144,636
6,100	Jones Apparel Group, Inc.	190,930
7,000	Liz Claiborne, Inc.	261,590
6,500	Mattel Co.	122,460
6,300	Mohawk Industries, Inc. * (a)	446,544
6,200	Newell Rubbermaid, Inc.	167,338
1,000	Polo Ralph Lauren Corp.	58,990
600	Reynolds American, Inc.	39,042
2,600	Snap-On, Inc.	113,620
600	Timberland Co.-Class A *	17,046
6,287	Whirlpool Corp.	508,681
		4,473,296
	Financial — 34.5%
24,500	Aflac, Inc.	1,104,215
3,800	Allstate Corp. (The)	220,172
8,100	AMBAC Financial Group, Inc.	701,379
3,000	American Financial Group, Inc.	140,160
39,900	American International Group, Inc.	2,546,418
4,700	AmerUs Group Co.	318,660
2,600	AmSouth Bancorp	74,490
6,100	AON Corp.	210,877
30,176	Bank of America Corp.	1,553,159
8,400	Bank of New York Co. (The), Inc.	283,500
1,200	BB&T Corp.	51,360
1,680	Bear Stearns Cos. (The), Inc.	218,988
3,500	Capital One Financial Corp.	255,850
1,900	CIT Group, Inc.	85,614
83,100	Citigroup, Inc.	4,100,985
6,400	Comerica, Inc.	366,400
1,800	Commerce Group, Inc.	53,622
400	Cullen/Frost Bankers, Inc.	23,584

See accompanying notes to the financial statements.

3

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Financial — continued
400	Downey Financial Corp.	24,556
7,900	E*Trade Financial Corp. *	186,361
42,500	Fannie Mae	2,237,625
14,137	Fidelity National Financial, Inc.	568,732
9,300	First American Corp.	377,766
7,000	First Horizon National Corp.	267,260
19,300	Freddie Mac	1,227,480
1,100	Fremont General Corp.	15,708
5,500	Goldman Sachs Group, Inc.	817,575
200	HCC Insurance Holdings, Inc.	6,498
2,700	Huntington Bancshares, Inc.	64,584
900	Jefferies Group, Inc.	22,428
32,180	JPMorgan Chase & Co.	1,469,339
5,200	KeyCorp	191,308
11,600	Lehman Brothers Holdings, Inc.	740,196
400	Leucadia National Corp.	10,292
13,111	Lincoln National Corp.	795,838
5,500	Loews Corp.	211,640
11,700	Marsh & McLennan Cos., Inc.	306,072
2,000	MBIA, Inc. (a)	123,260
10,000	Mellon Financial Corp.	372,300
12,900	Merrill Lynch & Co., Inc.	948,537
6,700	Metlife, Inc.	368,701
6,000	MGIC Investment Corp.	347,220
23,200	Morgan Stanley	1,526,328
37,972	National City Corp.	1,313,072
4,200	Nationwide Financial Services, Inc.-Class A	203,322
900	Ohio Casualty Corp.	23,355
18,675	Old Republic International Corp.	390,307
6,500	PMI Group (The), Inc.	281,060
7,900	PNC Financial Services Group, Inc.	559,241
2,000	Principal Financial Group, Inc.	106,480
400	Progressive Corp. (The)	9,836
3,200	Protective Life Corp.	147,296

See accompanying notes to the financial statements.

4

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Financial — continued
1,800	Prudential Financial, Inc.	132,138
5,900	Radian Group, Inc.	353,292
3,200	Raymond James Financial, Inc.	88,704
2,800	Realogy Corp. * (a)	59,920
700	Reinsurance Group of America, Inc.	36,176
800	Ryder Systems, Inc.	39,536
5,100	St. Paul Travelers Cos. (The), Inc.	223,890
5,200	State Street Corp.	321,360
400	Student Loan Corp.	73,520
2,100	TD Ameritrade Holding Corp.	36,792
2,300	TD Banknorth, Inc.	68,080
9,600	Torchmark Corp.	597,216
1,200	Trustmark Corp.	37,884
32,100	UnumProvident Corp.	608,295
1,200	W.R. Berkley Corp.	42,000
25,584	Washington Mutual, Inc.	1,071,714
500	Wilmington Trust Corp.	22,025
		32,383,548
	Food & Beverage — 2.4%
10,700	Archer-Daniels-Midland Co.	440,519
400	Brown-Forman Corp.-Class B	30,792
3,300	Coca-Cola Co. (The)	147,873
5,200	Dean Foods Co. *	206,024
800	Flowers Foods, Inc.	21,720
8,100	Kraft Foods, Inc.	274,671
3,100	Pepsi Bottling Group, Inc. (a)	108,531
600	PepsiAmericas, Inc.	13,794
24,000	Sara Lee Corp.	399,120
1,100	Smithfield Foods, Inc. *	33,033
39,024	Tyson Foods, Inc.-Class A	574,824
		2,250,901

See accompanying notes to the financial statements.

5

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Health Care — 14.3%
3,700	Aetna, Inc.	137,899
14,000	AmerisourceBergen Corp.	618,240
700	Biogen Idec, Inc. *	30,898
3,600	Bristol-Myers Squibb Co.	78,300
14,200	Cardinal Health, Inc.	957,364
6,200	Express Scripts, Inc. *	521,296
3,500	Forest Laboratories, Inc. *	174,930
300	Invitrogen Corp. *	18,255
19,500	McKesson Corp.	990,600
82,300	Merck & Co., Inc.	3,337,265
500	Omnicare, Inc.	22,655
174,500	Pfizer, Inc.	4,809,220
2,000	Quest Diagnostics, Inc.	128,560
4,700	Stryker Corp.	225,741
26,500	UnitedHealth Group, Inc.	1,376,675
		13,427,898
	Machinery — 0.3%
200	Cummins, Inc.	22,964
500	Lincoln Electric Holdings, Inc.	27,515
300	Oil States International, Inc. *	9,588
1,600	Parker-Hannifin Corp.	118,480
2,000	Terex Corp. *	87,860
		266,407
	Manufacturing — 1.0%
16,300	General Electric Co.	555,178
3,800	Reliance Steel & Aluminum Co.	124,526
1,100	SPX Corp.	58,080
2,100	Temple-Inland, Inc.	93,492
600	Timken Co. (The)	19,224
2,850	Trinity Industries, Inc.	95,076
		945,576

See accompanying notes to the financial statements.

6

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Metals & Mining — 0.3%
9,300	Alcoa, Inc.	265,887
	Oil & Gas — 4.4%
5,600	Anadarko Petroleum Corp.	262,696
5,900	Apache Corp.	385,152
2,100	Chevron Corp.	135,240
12,829	ConocoPhillips	813,743
25,700	Exxon Mobil Corp.	1,739,119
300	Hess Corp.	13,734
800	Houston Exploration Co. (The) *	51,320
2,400	Marathon Oil Corp.	200,400
1,300	Murphy Oil Corp.	63,583
1,400	Newfield Exploration Co. *	60,536
5,200	Occidental Petroleum Corp.	265,148
200	Pogo Producing Co.	8,882
900	Tesoro Corp.	58,149
1,100	Unit Corp. *	57,981
		4,115,683
	Primary Process Industry — 0.6%
1,600	Airgas, Inc.	57,312
5,300	Nucor Corp.	259,011
3,000	PPG Industries, Inc.	190,080
900	Worthington Industries, Inc.	17,199
		523,602
	Retail Stores — 9.3%
600	AnnTaylor Stores Corp. * (a)	23,880
1,500	AutoNation, Inc. *	29,145
300	AutoZone, Inc. *	27,090
7,000	Bed Bath & Beyond, Inc. *	236,110
5,500	Costco Wholesale Corp. (a)	257,345
1,400	Dillard's, Inc.-Class A	43,652
8,200	Gap (The), Inc.	137,842

See accompanying notes to the financial statements.

7

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Retail Stores — continued
51,200	Home Depot, Inc.	1,755,648
40,300	Kroger Co.	959,543
49,400	Lowe's Cos., Inc.	1,336,764
9,900	Office Depot, Inc. *	364,716
2,900	Rent-A-Center, Inc. * (a)	78,590
26,500	Safeway, Inc.	819,645
12,975	Supervalu, Inc.	370,566
4,100	Tiffany & Co.	129,560
8,300	TJX Cos., Inc.	222,025
42,900	Wal-Mart Stores, Inc.	1,918,488
		8,710,609
	Services — 2.2%
7,450	Applebee's International, Inc.	154,587
1,500	Aqua America, Inc.	35,535
2,400	BearingPoint, Inc. *	20,064
2,700	Brinker International, Inc.	103,869
900	CBRL Group, Inc.	34,056
700	CBS Corp.-Class B	19,985
11,200	Cendant Corp. *	21,616
12,300	Gannett Co., Inc.	699,255
1,300	ITT Educational Services, Inc. *	85,917
2,500	Manpower, Inc.	147,775
3,100	New York Times Co.-Class A	69,812
7,100	News Corp.-Class A	135,113
800	Sabre Holdings Corp.-Class A	17,536
2,700	Tribune Co	84,267
600	Univision Communications, Inc.-Class A *	20,736
400	Valassis Communications, Inc. *	7,888
3,900	Walt Disney Co. (The)	115,635
4,100	Waste Management, Inc.	140,548
1,000	Wendy's International, Inc.	63,900
2,240	Wyndham Worldwide Corp. *	65,542
		2,043,636

See accompanying notes to the financial statements.

8

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Technology — 6.9%
700	Agilent Technologies, Inc. *	22,512
2,300	Applera Corp.-Applied Biosystems Group	70,495
2,200	Arrow Electronics, Inc. *	61,380
1,400	AVX Corp.	23,254
800	Computer Sciences Corp. *	37,904
1,300	Convergys Corp. *	27,131
37,800	Dell, Inc. * (a)	852,390
3,200	Electronic Data Systems Corp.	76,256
1,200	Emerson Electric Co.	98,580
13,300	First Data Corp.	571,501
65,287	Hewlett-Packard Co.	2,386,893
20,900	Ingram Micro, Inc.-Class A *	376,200
3,300	Intel Corp.	64,482
4,300	International Business Machines Corp.	348,171
2,400	Intersil Corp.-Class A	60,840
6,000	Lexmark International, Inc. * (a)	336,420
11,300	Motorola, Inc.	264,194
3,500	Northrop Grumman Corp.	233,835
1,800	Raytheon Co.	84,978
10,800	Tech Data Corp. *	376,812
800	W.W. Grainger, Inc.	53,440
		6,427,668
	Transportation — 1.0%
3,200	Burlington Northern Santa Fe Corp.	214,240
3,900	FedEx Corp.	394,017
3,600	Union Pacific Corp.	289,260
		897,517
	Utility — 10.8%
9,100	American Electric Power Co., Inc.	331,968
110,296	AT&T, Inc.	3,433,514
25,800	BellSouth Corp.	1,050,576
18,800	Centerpoint Energy, Inc.	271,660

See accompanying notes to the financial statements.

9

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	Utility — continued
900	CenturyTel, Inc.	35,838
1,400	Consolidated Edison, Inc. (a)	64,680
700	Duquesne Light Holdings, Inc.	13,783
2,000	Edison International	87,280
4,700	FirstEnergy Corp.	268,182
1,000	Great Plains Energy, Inc.	30,520
600	PG&E Corp.	25,158
6,900	Progress Energy, Inc. (a)	305,877
18,900	Qwest Communications International, Inc. * (a)	166,509
300	Southern Co. (The)	10,281
114,852	Verizon Communications, Inc.	4,040,493
		10,136,319
	TOTAL COMMON STOCKS (COST $86,160,009)	91,326,370
	RIGHTS AND WARRANTS — 0.0%
	Technology — 0.0%
1,209	Raytheon Co. Warrants, Expires 6/16/11 *	16,866
800	Seagate Technology, Inc. Rights * (b)	8
		16,874
	TOTAL RIGHTS AND WARRANTS (COST $0)	16,874
	SHORT-TERM INVESTMENTS — 6.9%
2,209,336	Citigroup Global Markets Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $2,209,554 and an effective yield of 3.55%, collateralized by a U.S. Treasury Bond with a rate of 12.00%, maturity date of 08/15/13 and a market value, including accrued interest, of $2,253,523.	2,209,336
802,586	Credit Suisse First Boston Corp. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $802,705 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $846,159. (c)	802,586

See accompanying notes to the financial statements.

10

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — continued
1,252,034	Goldman Sachs Group Inc. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $1,252,220 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $1,291,061. (c)	1,252,034
160,517	Lehman Brothers Inc. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $160,541 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $188,200. (c)	160,517
1,252,034	Merrill Lynch & Co. Tri Party Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $1,252,218 and an effective yield of 5.30%, collateralized by various U.S. government obligations with an aggregate market value of $1,289,051. (c)	1,252,034
776,779	Morgan Stanley & Co. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $776,894 and an effective yield of 5.36%, collateralized by various corporate debt obligations with an aggregate market value of $827,246. (c)	776,779
	TOTAL SHORT-TERM INVESTMENTS (COST $6,453,286)	6,453,286
	TOTAL INVESTMENTS — 104.4% (Cost $92,613,295)	97,796,530
	Other Assets and Liabilities (net) — (4.4%)	(4,085,339)
	TOTAL NET ASSETS — 100.0%	$93,711,191

See accompanying notes to the financial statements.

11

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2006 (Unaudited)

A summary of outstanding financial instruments at August 31, 2006 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
3	S&P 500	September 2006	$979,200	$17,102

At August 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(c)  All or a portion of this security represents investment of security lending collateral (Note 2).

See accompanying notes to the financial statements.

12

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments, at value, including securities on loan of $4,069,474 (cost $92,613,295) (Note 2)	$97,796,530
Dividends and interest receivable	175,400
Receivable for collateral on open futures contracts (Note 2)	47,250
Receivable for variation margin on open futures contracts (Note 2)	375
Receivable for expenses reimbursed by Manager (Note 3)	10,106
Total assets	98,029,661
Liabilities:
Collateral on securities loaned, at value (Note 2)	4,243,950
Payable to affiliate for (Note 3):
Management fee	24,475
Shareholder service fee	11,843
Trustees and Chief Compliance Officer fees	223
Accrued expenses	37,979
Total liabilities	4,318,470
Net assets	$93,711,191
Net assets consist of:
Paid-in capital	$87,164,927
Accumulated undistributed net investment income	342,554
Accumulated net realized gain	1,003,373
Net unrealized appreciation	5,200,337
$93,711,191
Net assets attributable to:
Class III shares	$93,711,191
Shares outstanding:
Class III	8,831,192
Net asset value per share:
Class III	$10.61

See accompanying notes to the financial statements.

13

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends	$1,116,710
Interest (including securities lending income of $9,988)	29,013
Total investment income	1,145,723
Expenses:
Management fee (Note 3)	145,116
Shareholder service fee – Class III (Note 3)	70,217
Custodian, fund accounting agent and transfer agent fees	24,104
Audit and tax fees	24,063
Legal fees	1,012
Trustees fees and related expenses (Note 3)	850
Registration fees	3,588
Miscellaneous	828
Total expenses	269,778
Fees and expenses reimbursed by Manager (Note 3)	(53,538)
Net expenses	216,240
Net investment income (loss)	929,483
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	2,255,527
Closed futures contracts	(64,172)
Net realized gain (loss)	2,191,355
Change in net unrealized appreciation (depreciation) on:
Investments	(1,816,663)
Open futures contracts	17,102
Net unrealized gain (loss)	(1,799,561)
Net realized and unrealized gain (loss)	391,794
Net increase (decrease) in net assets resulting from operations	$1,321,277

See accompanying notes to the financial statements.

14

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$929,483	$2,390,472
Net realized gain (loss)	2,191,355	9,788,500
Change in net unrealized appreciation (depreciation)	(1,799,561)	(4,911,249)
Net increase (decrease) in net assets from operations	1,321,277	7,267,723
Distributions to shareholders from:
Net investment income
Class III	(818,908)	(2,443,866)
Net realized gains
Class III	(1,931,566)	(12,699,878)
	(2,750,474)	(15,143,744)
Net share transactions (Note 7):
Class III	(464,177)	(8,930,574)
Total increase (decrease) in net assets	(1,893,374)	(16,806,595)
Net assets:
Beginning of period	95,604,565	112,411,160
End of period (including accumulated undistributed net investment income of $342,554 and $231,979, respectively)	$93,711,191	$95,604,565

See accompanying notes to the financial statements.

15

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$10.78		$11.71	$11.36	$8.05	$10.73	$10.84
Income (loss) from investment operations:
Net investment income (loss)†	0.11		0.26	0.20	0.17	0.15	0.18
Net realized and unrealized gain (loss)	0.03		0.58	0.86	3.31	(2.36)	0.05
Total from investment operations	0.14		0.84	1.06	3.48	(2.21)	0.23
Less distributions to shareholders:
From net investment income	(0.09)		(0.28)	(0.19)	(0.17)	(0.15)	(0.20)
From net realized gains	(0.22)		(1.49)	(0.52)	—	(0.32)	(0.14)
Total distributions	(0.31)		(1.77)	(0.71)	(0.17)	(0.47)	(0.34)
Net asset value, end of period	$10.61		$10.78	$11.71	$11.36	$8.05	$10.73
Total Return(a)	1.45	%**	7.73%	9.59%	43.68%	(21.05)%	2.16%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$93,711		$95,605	$112,411	$71,931	$61,923	$97,622
Net expenses to average daily net assets	0.46	%*	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income to average daily net assets	1.99	%*	2.31%	1.79%	1.77%	1.56%	1.67%
Portfolio turnover rate	29	%**	62%	60%	65%	114%	61%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.11	%*	0.12%	0.10%	0.14%	0.15%	0.09%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

16

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO U.S. Intrinsic Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.
The Fund commenced operations following an in-kind purchase of shares by GMO Intrinsic Value Fund ("Predecessor Fund") effected as of the close of business on September 16, 2005. For tax purposes, this transaction met all requirements for a tax-free transaction under the Internal Revenue Code, and consequently the Fund retained the Predecessor Fund's basis and holding period in each asset contributed in-kind. For accounting purposes, the Fund recorded a cost for each in-kind asset contributed by the Predecessor Fund equal to such asset's historical cost. For tax and accounting purposes, the Fund is treated as a continuation of the Predecessor Fund's operations. Therefore, the Financial Statements reflect the performance and operational history of the Predecessor Fund prior to September 16, 2005.

The Fund seeks long-term capital growth. The Fund seeks to achieve its objective by outperforming the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000 Index, and companies with similar size characteristics.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are

17

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations.

18

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2006, the Fund had loaned securities having a market value of $4,069,474 collateralized by cash in the amount of $4,243,950 which was invested in short-term instruments.

19

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$93,692,400	$7,124,638	$(3,020,508)	$4,104,130

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted

20

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.31% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes) exceed 0.31% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $482 and $276, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $26,017,119 and $29,877,321, respectively.

21

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related party

As of August 31, 2006, 90.3% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2006, less than 0.1% of the Fund's shares were held by one related party comprised of a certain GMO employee account, and 34.0% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	696	$7,508	294,033	$3,426,551
Shares issued to shareholders in reinvestment of distributions	260,104	2,678,315	1,357,505	14,715,477
Shares repurchased	(294,458)	(3,150,000)	(1,904,079)	(21,502,363)
Redemption in-kind	—	—	(479,432)	(5,570,239)
Net increase (decrease)	(33,658)	$(464,177)	(731,973)	$(8,930,574)

22

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO U.S. Intrinsic Value Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

Noting that the Fund is the successor to GMO Intrinsic Value Fund (the "Predecessor Fund"), a former series of the Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund, the Trustees considered investment performance and fee and expense information of the Predecessor Fund for periods ending on or before September 16, 2005. In particular, the Trustees noted that the Fund's advisory fee was 0.02% lower than the Predecessor Fund's advisory fee.

In addition, the Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The

23

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to

24

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

25

GMO U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.46%	$1,000.00	$1,014.50	$2.34
2) Hypothetical	0.46%	$1,000.00	$1,022.89	$2.35

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

26

GMO Foreign Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Foreign Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	94.4%
Preferred Stocks	1.1
Rights and Warrants	0.0
Short-Term Investments	3.9
Other	0.6
100.0%
Country Summary	% of Equity Investments
Japan	25.1%
United Kingdom	24.2
Germany	13.2
France	5.9
Netherlands	4.6
Italy	4.4
Switzerland	3.3
Spain	3.0
Hong Kong	2.0
Finland	1.8
Norway	1.5
Australia	1.5
Ireland	1.3
Belgium	1.3
Sweden	1.2
Taiwan	1.1
Singapore	1.0
Brazil	0.7
South Korea	0.6
Austria	0.6
Thailand	0.6
Canada	0.2
Chile	0.2
India	0.2
New Zealand	0.1
Malaysia	0.1
Philippines	0.1
Greece	0.1
Mexico	0.1
100.0%

1

GMO Foreign Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2006 (Unaudited)

Industry Sector Summary	% of Equity Investments
Financials	29.6%
Consumer Discretionary	15.0
Industrials	14.8
Consumer Staples	7.1
Energy	7.0
Telecommunication Services	6.5
Utilities	5.5
Information Technology	5.2
Materials	5.1
Health Care	4.2
100.0%

2

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.4%
	Australia — 1.4%
1,675,000	Amcor Ltd	8,576,308
1,267,078	Coca Cola Amatil Ltd	6,333,370
186,500	Commonwealth Bank of Australia	6,499,389
4,821,200	Foster's Group Ltd	21,886,040
2,365,950	Multiplex Group	6,092,635
615,100	National Australia Bank Ltd	17,014,184
14,838,900	SP AusNet	14,613,922
865,651	TABCORP Holdings Ltd	9,988,222
4,105,686	Telstra Corp Ltd (a)	11,288,337
526,927	Westpac Banking Corp	9,391,456
142,492	Woolworths Ltd	2,249,212
		113,933,075
	Austria — 0.6%
183,900	Erste Bank Der Oesterreichischen Sparkassen AG	11,123,335
29,330	Flughafen Wien AG	2,377,686
314,500	OMV AG	16,786,281
385,500	Telekom Austria AG	9,456,186
131,530	Wienerberger AG	6,311,765
		46,055,253
	Belgium — 1.2%
224,570	Belgacom SA	7,926,006
22,166	CIE Francois d' Enterprises	21,354,984
573,495	Fortis	22,331,552
67,475	Groupe Bruxelles Lambert SA	7,082,963
214,565	KBC Groep NV	23,108,953
87,962	Solvay SA	10,646,592
127,369	UCB SA	7,466,148
		99,917,198

See accompanying notes to the financial statements.

3

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Brazil — 0.4%
735,900	Companhia de Concessoes Rodoviarias	7,170,220
49,400	CSU Cardsystem ADR 144A *	749,294
1,114,500	Datasul SA *	7,901,306
24,200	MMX Mineracao e Metalicos SA *	9,199,048
135,800	Unibanco-Uniao de Bancos Brasileiros SA GDR	9,825,130
		34,844,998
	Canada — 0.2%
220,100	KAP Resources Ltd * (b)	1,991
950,200	RONA Inc *	18,697,955
		18,699,946
	Chile — 0.2%
728,000	Inversiones Aguas Metropolitanas SA ADR 144A	16,147,841
	Finland — 1.8%
2,031,300	Nokia Oyj	42,456,594
2,111,200	Nokian Renkaat Oyj (a)	36,977,368
1,149,900	Poyry Oyj	14,743,287
293,300	Ramirent Oyj	12,098,311
148,600	Tietoenator Oyj	4,279,851
1,229,300	Uponor Oyj	33,505,901
		144,061,312
	France — 5.6%
58,760	Accor SA	3,762,942
19,750	Arkema * (a)	769,962
113,340	Assurances Generales de France	14,233,221
627,440	Axa (a)	23,336,819
126,105	BIC SA	7,847,797
526,808	BNP Paribas	56,014,384
35,210	Casino Guichard-Perrachon SA	3,022,440
147,296	Cie de Saint-Gobain	10,927,719
234,717	Credit Agricole SA	9,537,696

See accompanying notes to the financial statements.

4

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	France — continued
868,792	France Telecom SA	18,481,575
125,876	Groupe Danone	17,321,472
17,475	Guyenne et Gascogne SA	2,134,199
110,492	Imerys SA	8,411,505
76,278	Lafarge SA	9,833,941
149,866	Lagardere S.C.A.	10,983,772
139,000	L'Oreal SA (a)	14,554,787
102,100	M6-Metropole Television (a)	3,188,016
197,104	Michelin SA Class B	13,386,705
35,183	Pernod-Ricard (a)	7,675,406
310,172	Peugeot SA	17,500,795
92,300	Publicis Groupe	3,645,995
270,733	Sanofi-Aventis	24,314,988
119,164	Schneider Electric SA	12,711,066
31,831	Sequana Capital (a)	896,493
79,400	Societe Generale	12,824,868
137,852	Suez Lyon des Eaux VVPR Strip *	1,766
1,545,572	Suez SA	66,176,846
102,440	Technip SA	5,907,394
126,414	Thales SA	5,493,038
943,000	Total SA	63,678,911
130,031	Wendel Investissement	15,038,175
		463,614,693
	Germany — 11.8%
1,164,680	Adidas AG	55,740,448
658,091	Allianz AG (Registered)	111,855,165
152,800	Altana AG	9,021,450
585,499	Bayer AG	29,057,540
489,200	Bayerische Motoren Werke AG	25,305,385
1,057,810	Commerzbank AG	36,944,876
113,120	Continental AG	12,115,852
1,722,581	DaimlerChrysler AG (Registered)	90,830,296
766,600	Depfa Bank Plc	14,308,351

See accompanying notes to the financial statements.

5

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
120,400	Deutsche Bank AG (Registered)	13,762,766
1,067,623	Deutsche Lufthansa AG (Registered)	21,142,540
3,291,800	Deutsche Post AG (Registered)	83,371,176
5,432,438	Deutsche Telekom (Registered)	79,474,286
150,770	Fraport AG (a)	11,605,455
313,318	Heidelberger Druckmaschinen	12,548,716
372,576	Hypo Real Estate Holding AG	23,130,776
860,900	Infineon Technologies AG *	10,146,515
851,600	Metro AG	49,998,510
202,200	MTU Aero Engines Holding	6,983,974
694,774	Muenchener Rueckversicherungs AG (Registered)	104,457,134
144,700	SAP AG	27,625,890
283,500	SGL Carbon AG *	5,296,234
1,273,137	Siemens AG (Registered)	108,164,872
254,650	Volkswagen AG (a)	20,329,132
76,629	Wacker-Chemie AG *	9,237,120
		972,454,459
	Greece — 0.1%
324,000	Greek Postal Savings Bank *	6,757,708
	Hong Kong — 1.9%
3,532,887	Bank of East Asia Ltd	15,712,597
9,782,000	BOC Hong Kong Holdings Ltd	21,451,160
5,200,500	China Netcom Group	9,125,290
7,750,000	China Resources Power Holdings Co	6,864,663
2,130,500	CLP Holdings Ltd	13,472,151
6,367,000	Hang Lung Properties Ltd	13,563,886
2,238,000	Henderson Land Development Co Ltd	12,637,661
2,702,500	Jardine Strategic Holdings Ltd	29,186,189
2,385,507	Kerry Properties Ltd	8,952,372
812,000	Swire Pacific Ltd Class A	8,876,335
7,737,500	Swire Pacific Ltd Class B	14,918,559
1,108,000	Yue Yuen Industrial Holdings	3,205,290
		157,966,153

See accompanying notes to the financial statements.

6

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	India — 0.1%
2,536,205	Arvind Mills Ltd	3,353,208
1,428,000	Jain Irrigation Systems Ltd	7,703,418
		11,056,626
	Ireland — 1.3%
1,849,840	Allied Irish Banks Plc	48,306,842
1,892,770	Bank of Ireland	35,930,558
269,527	CRH Plc	9,329,472
425,300	Grafton Group Plc *	5,823,113
224,000	Irish Life & Permanent Plc	5,765,810
		105,155,795
	Italy — 4.2%
867,100	Alleanza Assicurazioni SPA (a)	10,505,863
549,931	Assicurazioni Generali SPA (a)	20,715,781
1,949,128	Banca Intesa SPA	13,046,481
1,255,623	Banca Intesa SPA-Di RISP	7,992,696
1,187,324	Banca Monte dei Paschi di Siena SPA (a)	7,222,221
347,854	Buzzi Unicem SPA	7,810,606
4,388,335	Enel SPA	39,176,024
2,605,321	ENI SPA	79,660,769
1,086,410	Fiat SPA * (a)	15,572,482
597,820	Finmeccanica SPA	13,240,752
266,246	Grouppo Editoriale L'Espresso (a)	1,416,149
665,870	Italcementi SPA-Di RISP	10,514,203
58,000	Pagnossin SPA * (a)	54,987
1,086,400	Snam Rete Gas SPA (a)	5,087,598
15,605,398	Telecom Italia SPA	43,208,560
12,701,176	Telecom Italia SPA Di RISP	31,237,573
4,408,682	UniCredito Italiano SPA	35,132,263
		341,595,008
	Japan — 23.9%
622,000	Asahi Breweries	9,115,892
1,390,000	Bridgestone Corp	29,467,814

See accompanying notes to the financial statements.

7

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
1,518,200	Canon Inc	75,421,632
1,529	Central Japan Railway Co	16,517,496
1,346,600	Chubu Electric Power Co Inc	36,442,275
155,900	Credit Saison Co Ltd	6,995,924
361,500	Daiichi Sankyo Co Ltd	9,960,324
879,000	Daikin Industries Ltd	26,832,537
1,811,000	Daimaru Inc (The)	22,245,754
1,151,000	Daiwa House Industry Co Ltd	18,686,294
4,135,000	Daiwa Securities Group Inc	48,944,188
1,733,600	Denso Corp	60,123,075
6,134	East Japan Railway Co	45,199,466
925,100	Eisai Co Ltd	43,936,154
355,800	Fanuc Ltd	28,106,298
395,000	Fuji Electric Holdings Co Ltd	1,996,130
4,477,000	Fujitsu Ltd	35,734,934
2,522,000	Honda Motor Co Ltd	85,344,194
897,700	Hoya Corp	32,496,764
3,037,000	Isuzu Motors Ltd (a)	9,808,647
5,882,000	Itochu Corp	49,120,775
2,741	Japan Tobacco Inc	10,411,079
1,092,000	JFE Holdings Inc	44,301,025
760,100	JSR Corp	17,988,995
1,397,620	JTEKT Corp	27,738,109
1,076,000	Kao Corp	28,645,334
7,921	KDDI Corp (a)	52,068,724
1,642,000	Komatsu Ltd	29,799,089
4,286,000	Kubota Corp	35,036,037
270,500	Lawson Inc	9,422,095
4,398,000	Matsushita Electric Industrial Co Ltd	93,663,434
2,297,000	Mitsubishi Chemical Holdings	15,035,376
2,185,700	Mitsubishi Corp	44,244,716
9,162,000	Mitsubishi Electric Corp	75,262,886
1,202,000	Mitsui Fudosan Co Ltd	26,806,138
1,915,000	Mitsui Mining & Smelting Co Ltd	10,699,468
1,277,000	Mitsui OSK Lines Ltd	9,695,234

See accompanying notes to the financial statements.

8

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
10,631	Mizuho Financial Group Inc	85,635,437
94,400	Mori Seiki Co (a)	1,854,366
3,230,500	Nippon Mining Holdings Inc	23,526,023
995,000	Nissan Motor Co	11,295,043
369	Nomura Real Estate Office Fund (REIT) (a)	2,875,058
180,590	ORIX Corp	47,678,570
833,000	Ricoh Company Ltd	16,297,802
980	Sapporo Hokuyo Holdings Inc	10,757,118
509,600	Sega Sammy Holdings Inc	17,353,084
699,100	Seven & I Holdings Co Ltd	24,585,072
829,000	Sharp Corp	14,776,593
668,000	Shionogi and Co Ltd	11,988,239
166,700	Sony Corp	7,213,561
3,236,300	Sumitomo Electric Industries Ltd	41,624,345
1,733,000	Sumitomo Heavy Industries Ltd	14,905,338
12,818	Sumitomo Mitsui Financial Group Inc	143,756,418
844,000	Sumitomo Realty & Development Co Ltd	24,740,964
620,500	Takeda Pharmaceutical Co Ltd	41,001,621
349,300	TDK Corp	26,918,909
995	The Tokyo Star Bank Ltd (a)	3,236,837
3,828,000	Tokyo Gas Co Ltd	20,305,979
189,900	Tokyo Seimitsu Co Ltd	9,119,559
1,331,000	Tokyo Tatemono Co Ltd	14,323,000
1,278,000	Tokyu Land Corp	11,092,257
2,158,200	Toyota Motor Corp	116,633,342
		1,966,808,841
	Malaysia — 0.1%
391,200	IJM Corp Berhad	633,296
3,000,000	MISC Berhad	6,898,941
		7,532,237
	Mexico — 0.1%
1,007,000	Corporacion GEO SA de CV Series B *	4,060,130
51,600	Ternium SA ADR *	1,300,836
		5,360,966

See accompanying notes to the financial statements.

9

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Netherlands — 4.4%
1,316,805	ABN Amro Holdings NV	37,563,293
1,338,209	Aegon NV	23,911,899
544,802	Akzo Nobel NV	31,376,054
657,450	Fortis NV (a)	25,604,331
134,832	Fugro NV (a)	5,945,608
1,309,454	Hagemeyer NV * (a)	6,621,515
139,274	Hal Trust (Participating Units)	9,807,168
1,490,167	ING Groep NV	64,562,299
378,213	Koninklijke Ahold NV * (a)	3,641,520
1,260,500	Koninklijke KPN NV	15,564,629
150,310	Koninklijke Vopak NV	5,577,568
392,897	Koninklijke Wessanen NV	5,455,164
256,771	Mittal Steel Company NV	8,569,464
1,446,332	Philips Electronics NV	49,623,972
92,391	Philips Electronics NV ADR	3,170,859
550,300	Reed Elsevier NV	8,842,392
524,607	TNT NV	19,733,468
357,760	Unilever NV	8,531,299
45,734	Univar NV	1,893,943
80,987	Wereldhave NV	8,505,968
634,308	Wolters Kluwer NV	16,044,187
		360,546,600
	New Zealand — 0.1%
394,477	Air New Zealand	296,765
1,073,119	Asian Growth Properties Ltd *	684,496
3,432,943	Telecom Corp of New Zealand	9,551,501
		10,532,762
	Norway — 1.4%
1,053,398	Ekornes ASA	21,133,443
1,531,000	Norske Skogindustrier AS Class A	23,285,609
574,400	Orkla ASA	28,138,867
502,020	Prosafe ASA	33,458,577

See accompanying notes to the financial statements.

10

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Norway — continued
454,000	Stolt-Nielsen SA (a)	11,080,343
		117,096,839
	Philippines — 0.1%
7,797,100	First Gen Corp	7,139,319
	Singapore — 1.0%
4,390,000	ComfortDelgro Corp Ltd	4,180,089
2,318,880	DBS Group Holdings Ltd	26,473,616
1,214,000	Keppel Corp Ltd	11,560,906
16,004,000	People's Food Holdings Ltd	10,946,278
937,000	Singapore Airlines Ltd	7,855,617
7,043,509	Singapore Telecommunications	11,129,975
4,973,250	Unisteel Technology Ltd	6,257,052
		78,403,533
	South Korea — 0.6%
19,865	Hansol Paper Co	257,337
839,800	KT Corp ADR	18,559,580
221,510	Samsung SDI Co Ltd	18,299,703
30,620	SK Telecom Co Ltd	5,980,573
154,700	SK Telecom Co Ltd ADR	3,387,930
		46,485,123
	Spain — 2.9%
379,040	ACS Actividades de Construccion y Servicios SA	17,005,572
199,703	Altadis SA	9,458,858
1,756,392	Banco Bilbao Vizcaya Argentaria SA	40,177,350
684,315	Banco Popular Espanol SA	10,743,557
1,758,932	Banco Santander Central Hispano SA	27,319,545
696,527	Endesa SA	24,317,582
156,600	Gas Natural SDG SA	5,244,458
519,593	Iberdrola SA	19,308,681
132,100	Inditex SA	5,953,285

See accompanying notes to the financial statements.

11

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Spain — continued
124,750	Red Electrica de Espana	4,813,291
896,929	Repsol YPF SA	25,805,812
2,410,161	Telefonica SA	41,373,134
138,668	Union Fenosa SA	6,064,130
		237,585,255
	Sweden — 1.1%
1,024,967	Assa Abloy AB Class B	17,990,881
399,290	Autoliv Inc SDR	22,537,917
580,850	Lundin Mining Corp SDR * (a)	16,899,747
10,644,000	Telefonaktiebolaget LM Ericsson	35,484,406
		92,912,951
	Switzerland — 3.1%
66,900	Adecco SA	3,907,094
43,170	Baloise Holding Ltd	3,592,662
1,620	Bank Sarasin & Cie AG Class B (Registered)	4,552,032
2,822	Banque Cantonale Vaudoise	1,068,615
2,666	Belimo Holding AG (Registered)	2,140,204
20,560	Bobst Group AG (Registered)	878,612
90,460	Converium Holding AG	1,070,946
441,250	Credit Suisse Group	24,593,275
9,335	Energiedienst Holding AG (Registered) *	3,808,708
6,697	Forbo Holdings AG (Registered) *	1,926,597
8,262	Geberit AG (Registered)	9,613,007
141,905	Holcim Ltd	11,492,893
880	Jelmoli Holding AG (Bearer)	1,628,303
4,836	Jelmoli Holding AG (Registered)	1,788,158
108,420	Nestle SA (Registered) (a)	37,249,962
408,284	Novartis AG (Registered)	23,291,775
93,700	Swatch Group AG	18,261,874
19,900	Swiss Life Holding	4,812,966
504	Swiss National Insurance Co (Registered)	276,345
576,027	Swiss Reinsurance Co (Registered)	43,934,829
31,330	Swisscom AG (Registered)	10,523,281

See accompanying notes to the financial statements.

12

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued
594,880	UBS AG (Registered)	33,628,155
18,941	Valora Holding AG	4,254,715
42,841	Zurich Financial Services AG	9,765,489
		258,060,497
	Taiwan — 1.1%
3,528,000	Benq Corp *	1,826,336
17,456,320	Chinatrust Financial Holding Co	11,432,877
708,900	Chunghwa Telecom Co Ltd ADR	12,271,059
710,130	Compal Electronics GDR 144A	3,160,079
4,347,566	Compal Electronics Inc	3,797,005
5,298,900	E.Sun Financial Holdings Co Ltd	3,155,662
6,322,000	Fubon Financial Holding Co Ltd	4,706,893
169,600	Fubon Financial Holding Co Ltd GDR (Registered)	1,297,440
25,980,000	Sinopac Holdings Co	11,373,817
646,070	Standard Foods Corp	286,461
1,182,216	Taiwan Semiconductor Manufacturing Co Ltd ADR	11,006,431
41,803,348	United Microelectronics Corp	22,924,015
		87,238,075
	Thailand — 0.6%
5,123,200	Advanced Info Service Pcl (Foreign Registered) (b)	12,195,043
5,430,500	Charoen Pokphand Foods (b)	719,115
44,070,500	Charoen Pokphand Foods Pcl (Foreign Registered) (b)	5,840,104
16,559,000	Sino Thai Engineering & Construction Pcl (Foreign Registered) (b)	1,974,258
1,469,000	Thai Airways International Pcl (Foreign Registered) (b)	1,719,672
122,530,000	Thai Beverage Pcl * (b)	23,357,585
		45,805,777
	United Kingdom — 23.1%
437,062	Alliance Boots Plc	6,416,418
900,900	Amvescap Plc	9,299,302
599,968	Anglo American Plc	25,959,766
777,408	Associated British Foods Plc	12,268,834
764,800	AstraZeneca Plc	49,630,657

See accompanying notes to the financial statements.

13

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
3,120,675	Aviva Plc	43,855,538
219,372	AWG Plc	5,434,299
7,210,910	BAE Systems Plc	50,861,165
6,175,088	Barclays Plc	77,366,686
996,942	BBA Group Plc	5,065,040
2,695,846	BG Group Plc	35,249,513
629,847	BHP Billiton Plc	12,015,628
253,500	BOC Group	7,795,228
12,168,151	BP Plc *	138,076,589
229,100	Brambles Industries Plc	2,007,998
501,600	British Energy Plc (Deferred Shares) * (b) (c)	—
804,676	British Sky Broadcasting Plc	8,613,863
8,158,501	BT Group Plc	38,349,264
431,635	Bunzl Plc	5,362,519
229,783	Burberry Group Plc	2,093,963
1,240,801	Cable & Wireless Plc	2,899,554
778,800	Cadbury Schweppes Plc	8,306,468
1,014,719	Cattle's Plc	6,340,493
5,022,457	Centrica Plc	28,214,702
3,297,000	Cobham Plc	10,782,497
2,665,100	Compass Group Plc	12,956,679
2,056,297	Diageo Plc	36,656,533
1,981,282	DSG International Plc	7,737,315
370,981	Filtrona Plc	1,910,015
526,698	FKI Plc	971,370
1,872,345	Gallaher Group Plc	32,377,323
3,359,499	GlaxoSmithKline Plc	95,310,146
548,914	GUS Plc	10,196,996
741,658	Hanson Plc	9,343,516
1,132,961	Hays Plc	2,939,205
3,773,882	HBOS Plc	72,070,014
5,583,385	HSBC Holdings Plc	101,319,167
1,015,670	ICAP Plc	8,938,617
945,120	Imperial Chemical Industries Plc	6,703,345
1,114,418	Imperial Tobacco Group Plc	38,415,864

See accompanying notes to the financial statements.

14

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
154,924	Intercontinental Hotels Group Plc	2,711,986
1,647,300	International Power Plc	9,960,715
4,018,000	ITV Plc	8,092,670
1,498,269	J Sainsbury Plc	10,166,734
348,370	Johnson Matthey Plc	8,763,239
403,803	Kesa Electricals Plc	2,376,550
1,748,018	Kingfisher Plc	7,852,823
712,032	Ladbrokes Plc	5,188,841
9,412,744	Legal & General Group Plc	23,573,248
4,763,420	Lloyds TSB Group Plc	47,244,535
49,738	Lonmin Plc	2,554,138
1,255,000	Matalan Plc	4,159,308
1,696,500	Misys Plc	7,983,814
402,128	Mitchells & Butlers Plc	4,284,470
2,075,067	National Grid Plc	25,219,828
250,132	Next Plc	7,938,651
640,700	Northern Rock Plc	13,607,286
3,420,934	Old Mutual Plc	10,674,536
1,255,500	Pearson Plc	17,865,423
1,471,606	Photo-Me International Plc	2,991,427
2,540,417	Prudential Plc	28,476,863
1,046,590	Reed Elsevier Plc	11,227,607
2,806,620	Rentokil Initial Plc	8,032,483
878,886	Resolution Plc	9,956,651
621,169	Reuters Group Plc	4,782,633
625,836	Rexam Plc	6,467,177
201,728	Rio Tinto Plc	10,177,119
2,239,511	Royal & Sun Alliance Insurance Group	5,905,409
3,650,643	Royal Bank of Scotland Group	123,829,406
213,340	Royal Dutch Shell Group Class A	7,356,586
970,000	Royal Dutch Shell Plc A Shares	33,555,366
1,882,597	Royal Dutch Shell Plc B Shares	67,291,847
1,298,000	Sage Group Plc	5,916,421
1,534,421	Scottish & Newcastle Plc	16,081,442
922,260	Scottish & Southern Energy Plc	21,153,830
1,506,904	Scottish Power Plc	17,803,801

See accompanying notes to the financial statements.

15

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
590,900	Scottish Power Plc (Deferred Shares) * (b)	—
580,000	Serco Group Plc	3,887,971
803,363	Severn Trent Plc	20,113,586
835,100	Shire Plc	14,219,697
635,595	Slough Estates Plc	7,950,682
607,432	Smith (David S.) Holdings Plc	1,815,832
1,097,400	South African Breweries Plc	21,618,849
100,000	SSL International Plc	552,917
287,875	Standard Chartered Plc	7,210,191
2,967,000	Standard Life Assurance Plc *	14,857,702
2,150,177	Tesco Plc	15,452,562
226,228	TI Automotive Ltd Class A * (b)	—
948,246	Tomkins Plc	5,141,183
246,525	Travis Perkins Plc	7,912,560
340,847	Trinity Mirror Plc	2,956,992
628,349	Unilever Plc	15,021,619
901,112	United Utilities Plc	11,787,630
377,082	Viridian Group Plc	7,190,384
28,893,583	Vodafone Group Inc	62,617,876
263,056	Whitbread Plc	6,132,924
1,251,036	William Morrison Supermarkets Plc	5,271,920
652,021	Wolseley Plc	14,199,186
2,291,250	Wood Group (John) Plc	9,983,499
804,400	WPP Group Plc	9,802,354
		1,897,035,068
	TOTAL COMMON STOCKS (COST $5,562,119,520)	7,750,803,908
	PREFERRED STOCKS — 1.1%
	Brazil — 0.2%
1,518,000	Randon Participacoes SA 4.75%	4,828,713
602,400	Suzano Bahia Sul Papel e Celulose SA *	3,666,660
388,000	Tam SA 0.30%	12,032,705
		20,528,078

See accompanying notes to the financial statements.

16

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	France — 0.0%
24,058	Casino Guichard-Perrachon SA 3.86%	1,672,483
	Germany — 0.8%
257,290	Henkel KGaA 1.34%	32,848,624
570,899	Volkswagen AG 2.70%	32,241,090
		65,089,714
	Italy — 0.1%
199,733	Fiat SPA *	2,382,982
92,571	IFI Istituto Finanziario Industries *	2,216,952
		4,599,934
	TOTAL PREFERRED STOCKS (COST $57,837,027)	91,890,209
	RIGHTS AND WARRANTS — 0.0%
	Switzerland — 0.0%
31,330	Swisscom AG Warrants, expires 09/13/06 *	79,671
	Thailand — 0.0%
2,759,833	Sino Thai Engineering & Construction Pcl Warrants, Expires 04/18/08 * (b)	18,115
	TOTAL RIGHTS AND WARRANTS (COST $272,625)	97,786
	SHORT-TERM INVESTMENTS — 3.9%
162,615,231	Boston Global Investment Trust-Enhanced Portfolio (d)	162,615,231
158,700,000	Rabobank Time Deposit, 5.28%, due 09/01/06	158,700,000
	TOTAL SHORT-TERM INVESTMENTS (COST $321,315,231)	321,315,231
	TOTAL INVESTMENTS — 99.4% (Cost $5,941,544,403)	8,164,107,134
	Other Assets and Liabilities (net) — 0.6%	49,268,663
	TOTAL NET ASSETS — 100.0%	$8,213,375,797

See accompanying notes to the financial statements.

17

GMO Foreign Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Notes to Schedule of Investments:

144A -   Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR -   American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR -   Global Depository Receipt

REIT -   Real Estate Investment Trust

SDR -   Swedish Depository Receipt

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(c)  Bankrupt issuer.

(d)  All or a portion of this security represents investment of security lending collateral (Note 2).

As of August 31, 2006, 92.5% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

18

GMO Foreign Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments, at value, including securities on loan of $153,335,233 (cost $5,941,544,403) (Note 2)	$8,164,107,134
Cash	11,865
Foreign currency, at value (cost $195,052,971) (Note 2)	196,257,052
Receivable for investments sold	7,334,204
Receivable for Fund shares sold	23,254,042
Dividends and interest receivable	21,077,395
Foreign taxes receivable	2,324,318
Receivable for expenses reimbursed by Manager (Note 3)	288,207
Total assets	8,414,654,217
Liabilities:
Collateral on securities loaned, at value (Note 2)	162,615,231
Payable for investments purchased	12,968,159
Payable for Fund shares repurchased	20,067,213
Accrued capital gain and repatriation taxes payable (Note 2)	96,587
Payable to affiliate for (Note 3):
Management fee	4,111,128
Shareholder service fee	941,186
Administration fee – Class M	1,149
Trustees and Chief Compliance Officer fees	13,851
Payable for 12b-1 fee – Class M	2,793
Accrued expenses	461,123
Total liabilities	201,278,420
Net assets	$8,213,375,797

See accompanying notes to the financial statements.

19

GMO Foreign Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$5,672,884,597
Accumulated undistributed net investment income	80,218,306
Accumulated net realized gain	236,524,534
Net unrealized appreciation	2,223,748,360
$8,213,375,797
Net assets attributable to:
Class II shares	$1,102,521,986
Class III shares	$4,108,847,413
Class IV shares	$2,994,929,062
Class M shares	$7,077,336
Shares outstanding:
Class II	63,354,018
Class III	235,141,629
Class IV	171,317,941
Class M	405,654
Net asset value per share:
Class II	$17.40
Class III	$17.47
Class IV	$17.48
Class M	$17.45

See accompanying notes to the financial statements.

20

GMO Foreign Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $13,706,080)	$153,479,207
Interest (including securities lending income of $4,197,281)	7,783,416
Total investment income	161,262,623
Expenses:
Management fee (Note 3)	22,870,923
Shareholder service fee – Class II (Note 3)	1,310,079
Shareholder service fee – Class III (Note 3)	2,968,173
Shareholder service fee – Class IV (Note 3)	1,110,926
12b-1 fee – Class M (Note 3)	7,962
Administration fee – Class M (Note 3)	6,370
Custodian and fund accounting agent fees	1,448,724
Transfer agent fees	38,548
Audit and tax fees	41,400
Legal fees	72,742
Trustees fees and related expenses (Note 3)	58,928
Registration fees	20,516
Miscellaneous	71,208
Total expenses	30,026,499
Fees and expenses reimbursed by Manager (Note 3)	(1,667,684)
Net expenses	28,358,815
Net investment income (loss)	132,903,808
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments (net of foreign capital gains tax and CPMF tax of $187,626 and $26,903, respectively) (Note 2)	232,023,854
Foreign currency, forward contracts and foreign currency related transactions	9,017,025
Net realized gain (loss)	241,040,879
Change in net unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains tax accrual of $267,184) (Note 2)	171,438,493
Foreign currency, forward contracts and foreign currency related transactions	2,155,705
Net unrealized gain (loss)	173,594,198
Net realized and unrealized gain (loss)	414,635,077
Net increase (decrease) in net assets resulting from operations	$547,538,885

See accompanying notes to the financial statements.

21

GMO Foreign Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$132,903,808	$118,738,814
Net realized gain (loss)	241,040,879	394,594,748
Change in net unrealized appreciation (depreciation)	173,594,198	625,048,659
Net increase (decrease) in net assets from operations	547,538,885	1,138,382,221
Distributions to shareholders from:
Net investment income
Class II	(3,002,150)	(21,424,856)
Class III	(10,242,938)	(83,505,010)
Class IV	(7,417,956)	(28,114,634)
Class M	(15,251)	(87,274)
Total distributions from net investment income	(20,678,295)	(133,131,774)
Net realized gains
Class II	(30,221,643)	(54,410,141)
Class III	(98,724,488)	(212,547,994)
Class IV	(67,206,681)	(65,893,966)
Class M	(168,502)	(237,365)
Total distributions from net realized gains	(196,321,314)	(333,089,466)
	(216,999,609)	(466,221,240)
Net share transactions (Note 7):
Class II	(177,564,776)	293,352,728
Class III	109,037,069	(282,786,170)
Class IV	923,729,130	697,266,022
Class M	1,151,379	1,658,096
Increase (decrease) in net assets resulting from net share transactions	856,352,802	709,490,676
Total increase (decrease) in net assets	1,186,892,078	1,381,651,657
Net assets:
Beginning of period	7,026,483,719	5,644,832,062
End of period (including accumulated undistributed net investment income of $80,218,306 and distributions in excess of net investment income of $32,007,207, respectively)	$8,213,375,797	$7,026,483,719

See accompanying notes to the financial statements.

22

GMO Foreign Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$16.70		$15.13	$13.29	$8.88	$9.94	$11.21
Income (loss) from investment operations:
Net investment income (loss)(a)	0.30		0.28	0.26	0.17	0.15	0.16
Net realized and unrealized gain (loss)	0.90		2.46	2.28	4.46	(1.03)	(1.20)
Total from investment operations	1.20		2.74	2.54	4.63	(0.88)	(1.04)
Less distributions to shareholders:
From net investment income	(0.05)		(0.33)	(0.34)	(0.22)	(0.18)	(0.11)
From net realized gains	(0.45)		(0.84)	(0.36)	—	—	(0.12)
Total distributions	(0.50)		(1.17)	(0.70)	(0.22)	(0.18)	(0.23)
Net asset value, end of period	$17.40		$16.70	$15.13	$13.29	$8.88	$9.94
Total Return(b)	7.28	%**	19.01%	19.40%	52.49%	(9.00)%	(9.37)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,102,522		$1,213,447	$808,149	$781,448	$305,423	$100,127
Net expenses to average daily net assets	0.82	%*	0.82%	0.82%	0.82%	0.82%	0.82%
Net investment income to average daily net assets	3.46	%*	1.82%	1.92%	1.47%	1.54%	1.56%
Portfolio turnover rate	11	%**	25%	23%	25%	22%	22%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.05%	0.06%	0.08%	0.09%	0.09%

(a)  Calculated using average shares outstanding throughout the period.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

23

GMO Foreign Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$16.76		$15.18	$13.34	$8.90	$9.95	$11.22
Income (loss) from investment operations:
Net investment income (loss)(a)	0.31		0.30	0.26	0.19	0.17	0.19
Net realized and unrealized gain (loss)	0.90		2.45	2.30	4.47	(1.04)	(1.23)
Total from investment operations	1.21		2.75	2.56	4.66	(0.87)	(1.04)
Less distributions to shareholders:
From net investment income	(0.05)		(0.33)	(0.36)	(0.22)	(0.18)	(0.11)
From net realized gains	(0.45)		(0.84)	(0.36)	—	—	(0.12)
Total distributions	(0.50)		(1.17)	(0.72)	(0.22)	(0.18)	(0.23)
Net asset value, end of period	$17.47		$16.76	$15.18	$13.34	$8.90	$9.95
Total Return(b)	7.32	%**	19.07%	19.41%	52.76%	(8.89)%	(9.33)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$4,108,847		$3,800,326	$3,663,370	$2,260,046	$1,241,562	$1,049,456
Net expenses to average daily net assets	0.75	%*	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income to average daily net assets	3.52	%*	1.97%	1.87%	1.67%	1.77%	1.88%
Portfolio turnover rate	11	%**	25%	23%	25%	22%	22%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.05%	0.06%	0.08%	0.09%	0.09%

(a)  Calculated using average shares outstanding throughout the period.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

24

GMO Foreign Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$16.77		$15.18	$13.34	$8.90	$9.96	$11.22
Income (loss) from investment operations:
Net investment income (loss)(a)	0.30		0.31	0.28	0.19	0.18	0.20
Net realized and unrealized gain (loss)	0.91		2.47	2.28	4.48	(1.05)	(1.22)
Total from investment operations	1.21		2.78	2.56	4.67	(0.87)	(1.02)
Less distributions to shareholders:
From net investment income	(0.05)		(0.35)	(0.36)	(0.23)	(0.19)	(0.12)
From net realized gains	(0.45)		(0.84)	(0.36)	—	—	(0.12)
Total distributions	(0.50)		(1.19)	(0.72)	(0.23)	(0.19)	(0.24)
Net asset value, end of period	$17.48		$16.77	$15.18	$13.34	$8.90	$9.96
Total Return(b)	7.34	%**	19.22%	19.47%	52.84%	(8.92)%	(9.19)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,994,929		$2,007,037	$1,169,805	$923,221	$207,858	$134,357
Net expenses to average daily net assets	0.69	%*	0.69%	0.69%	0.70%	0.69%	0.69%
Net investment income to average daily net assets	3.44	%*	1.98%	2.00%	1.65%	1.79%	1.97%
Portfolio turnover rate	11	%**	25%	23%	25%	22%	22%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.05%	0.06%	0.09%	0.09%	0.09%

(a)  Calculated using average shares outstanding throughout the period.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

25

GMO Foreign Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003	2002†
Net asset value, beginning of period	$16.75		$15.19	$13.25	$8.86	$9.93	$9.85
Income (loss) from investment operations:
Net investment income (loss)(a)	0.27		0.24	0.30	0.14	0.05	0.00	(b)
Net realized and unrealized gain (loss)	0.92		2.46	2.21	4.45	(0.93)	0.08
Total from investment operations	1.19		2.70	2.51	4.59	(0.88)	0.08
Less distributions to shareholders:
From net investment income	(0.04)		(0.30)	(0.21)	(0.20)	(0.19)	—
From net realized gains	(0.45)		(0.84)	(0.36)	—	—	—
Total distributions	(0.49)		(1.14)	(0.57)	(0.20)	(0.19)	—
Net asset value, end of period	$17.45		$16.75	$15.19	$13.25	$8.86	$9.93
Total Return(c)	7.23	%**	18.66%	19.18%	52.10%	(9.09)%	0.81	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$7,077		$5,673	$3,508	$12,878	$4,449	$1
Net expenses to average daily net assets	1.05	%*	1.05%	1.05%	1.05%	1.06%	1.05	%*
Net investment income to average daily net assets	3.16	%*	1.56%	2.24%	1.23%	0.55%	0.35	%*
Portfolio turnover rate	11	%**	25%	23%	25%	22%	22	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.05%	0.06%	0.08%	0.10%	0.09	%*

(a)  Calculated using average shares outstanding throughout the period.

(b)  Net investment income earned was less than $.01 per share.

(c)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

†  Period from January 25, 2002 (commencement of operations) to February 28, 2002.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2002.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

26

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Foreign Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its investment objective by outperforming the MSCI EAFE Index (Europe, Australasia, and Far East). The Fund typically makes equity investments in non-U.S. companies, including the companies that issue stocks included in the MSCI international developed country universe (the universe of securities from which the MSCI EAFE Index is constructed) and companies in emerging countries. The Fund generally seeks to be fully invested and generally will not take temporary defensive positions, but may hold up to 10% of its total assets in cash and other high quality investments in order to manage cash inflows and outflows as a result of shareholder purchases and redemptions. The Fund may make investments in emerging countries, but these investments generally will represent 10% or less of the Fund's total assets.

Throughout the six months ended August 31, 2006, the Fund had four classes of shares outstanding: Class II, Class III, Class IV, and Class M. Class M shares bear an administration fee and a 12b-1 fee while classes II, III, and IV bear a shareholder service fee (See Note 3). The principal economic difference among the classes of shares is the type and level of fees borne by the classes.

The Fund currently limits subscriptions due to capacity considerations.

2.   Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term

27

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. There were no forward currency contracts outstanding at the end of the period.

28

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no futures contracts outstanding at the end of the period.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no written option contracts outstanding at the end of the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to

29

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there

30

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2006, the Fund had loaned securities having a market value of $153,335,233, collateralized by cash in the amount of $162,615,231, which was invested in the Boston Global Investment Trust – Enhanced Portfolio.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities of $96,587 for potential capital gains and repatriation taxes as of August 31, 2006. The accrual for capital gains and repatriation taxes is included in net unrealized gain (loss) in the Statement of

31

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Operations. For the six months ended August 31, 2006, the Fund incurred $187,626 in capital gain taxes which is included in net realized gain (loss) in the Statement of Operations.

The Fund is subject to a Contribuição Provisória sobre Movimentações Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to/from the Brazilian market. The CPMF tax has been included in the net realized gain (loss) on investments throughout the period. For the six months ended August 31, 2006, the Fund incurred $26,903 in CPMF tax which is included in net realized gain in the Statement of Operations.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,945,352,923	$2,285,832,152	$(67,077,941)	$2,218,754,211

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a

32

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.60% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of 0.22% for Class II shares, 0.15% for Class III shares, and 0.09% for Class IV shares.

Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of 0.20% of average daily Class M net assets for support services provided to Class M shareholders.

Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution and service plan adopted by the Fund, Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or the provision of certain other services incidental thereto. The Trustees currently limit payments on Class M shares to 0.25% of the Fund's average daily net asset value attributable to its Class M shares. This fee may be spent on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees

33

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

(Classes II, III, and IV only), 12b-1 and administration fees (Class M only), fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes) exceed 0.60% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $39,240 and $21,252, respectively. No remuneration is paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $1,551,123,228 and $788,388,012, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Related parties

As of August 31, 2006, less than 0.1% of the Fund's shares were held by fifteen related parties comprised of certain GMO employee accounts, and 0.5% of the Fund's shares were held by accounts for which the Manager has investment discretion.

34

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class II:	Shares	Amount	Shares	Amount
Shares sold	10,772,338	$182,577,818	20,435,753	$315,944,888
Shares issued to shareholders in reinvestment of distributions	1,838,330	30,920,713	4,621,131	70,186,396
Shares repurchased	(21,925,005)	(391,063,307)	(5,804,846)	(92,778,556)
Net increase (decrease)	(9,314,337)	$(177,564,776)	19,252,038	$293,352,728
	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	44,547,391	$784,410,480	54,877,217	$816,011,668
Shares issued to shareholders in reinvestment of distributions	6,070,818	102,536,116	16,054,197	244,024,637
Shares repurchased	(42,213,243)	(777,909,527)	(85,541,651)	(1,342,822,475)
Net increase (decrease)	8,404,966	$109,037,069	(14,610,237)	$(282,786,170)
	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class IV:	Shares	Amount	Shares	Amount
Shares sold	49,266,133	$885,332,178	49,623,322	$800,078,517
Shares issued to shareholders in reinvestment of distributions	4,150,039	70,094,172	5,715,726	87,337,578
Shares repurchased	(1,802,278)	(31,697,220)	(12,672,320)	(190,150,073)
Net increase (decrease)	51,613,894	$923,729,130	42,666,728	$697,266,022

35

GMO Foreign Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class M:	Shares	Amount	Shares	Amount
Shares sold	69,124	$1,191,346	129,243	$1,984,452
Shares issued to shareholders in reinvestment of distributions	10,892	183,753	21,242	324,639
Shares repurchased	(12,941)	(223,720)	(42,894)	(650,995)
Net increase (decrease)	67,075	$1,151,379	107,591	$1,658,096

36

GMO Foreign Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO Foreign Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to

37

GMO Foreign Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

38

GMO Foreign Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

39

GMO Foreign Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

40

GMO Foreign Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2006 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class II
1) Actual	0.82%	$1,000.00	$1,072.80	$4.28
2) Hypothetical	0.82%	$1,000.00	$1,021.07	$4.18
Class III
1) Actual	0.75%	$1,000.00	$1,073.20	$3.92
2) Hypothetical	0.75%	$1,000.00	$1,021.42	$3.82
Class IV
1) Actual	0.69%	$1,000.00	$1,073.40	$3.61
2) Hypothetical	0.69%	$1,000.00	$1,021.73	$3.52
Class M
1) Actual	1.05%	$1,000.00	$1,072.30	$5.48
2) Hypothetical	1.05%	$1,000.00	$1,019.91	$5.35

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

41

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	97.9%
Short-Term Investments	2.0
Futures	0.7
Forward Currency Contracts	0.4
Loan Assignments	0.2
Loan Participations	0.2
Call Options Purchased	0.1
Promissory Notes	0.0
Put Options Purchased	0.0
Rights and Warrants	0.0
Written Options	0.0
Swaps	(0.3)
Reverse Repurchase Agreements	(1.0)
Other	(0.2)
100.0%
Country Summary**	% of Investments
Euro Region***	87.3%
Sweden	22.9
Australia	20.7
United Kingdom	13.1
Canada	(3.7)
Japan	(13.7)
United States	(26.6)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying fund(s)").

**  The table above incorporates aggregate indirect country exposure. The table excludes short-term investments and any investment in the underlying fund(s) that are less than 3% of invested assets. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Belgium, Finland, France, Germany, Ireland, Italy, Netherlands and Spain.

1

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 4.3%
	United States — 4.3%
	U.S. Government
18,556,800	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a) (b)	19,171,494
5,000,000	U.S. Treasury Note, 3.75%, due 03/31/07 (b)	4,960,156
	Total United States	24,131,650
	TOTAL DEBT OBLIGATIONS (COST $24,590,043)	24,131,650
	MUTUAL FUNDS — 95.3%
	Affiliated Issuers — 95.3%
1,534,176	GMO Emerging Country Debt Fund, Class III	17,090,718
15,658,667	GMO Short-Duration Collateral Fund	407,751,678
5,496	GMO Special Purpose Holding Fund (c)	26,709
4,425,067	GMO World Opportunity Overlay Fund	112,573,704
	TOTAL MUTUAL FUNDS (COST $530,082,589)	537,442,809
	SHORT-TERM INVESTMENTS — 0.3%
	Money Market Funds — 0.3%
1,683,739	Merrimac Cash Series-Premium Class	1,683,739
	TOTAL SHORT-TERM INVESTMENTS (COST $1,683,739)	1,683,739
	TOTAL INVESTMENTS — 99.9% (Cost $556,356,371)	563,258,198
	Other Assets and Liabilities (net) — 0.1%	825,494
	TOTAL NET ASSETS — 100.0%	$564,083,692

See accompanying notes to the financial statements.

2

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

A summary of outstanding financial instruments at August 31, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
10/24/06	AUD	87,000,000	$66,360,555	$236,335
9/19/06	CHF	52,600,000	42,796,843	15,289
9/26/06	EUR	7,300,000	9,364,556	31,211
9/12/06	GBP	39,600,000	75,407,774	1,277,918
10/10/06	JPY	2,260,000,000	19,344,212	(457,415)
10/03/06	NZD	43,000,000	28,131,063	1,196,255
				$2,299,593
Sales
10/24/06	AUD	14,200,000	$10,831,263	$(49,193)
10/31/06	CAD	11,200,000	10,151,147	(52,775)
9/19/06	CHF	118,200,000	96,170,853	(44,512)
9/26/06	EUR	36,300,000	46,566,218	(81,736)
9/12/06	GBP	1,800,000	3,427,626	(106,230)
10/10/06	JPY	12,450,000,000	106,564,353	1,140,412
10/03/06	NZD	3,600,000	2,355,159	(139,719)
9/05/06	SEK	1,819	251	1
				$666,248

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
9/05/06	EUR	22,600,000	SEK	208,595,550	$(169,485)
9/05/06	SEK	208,593,731	EUR	22,600,000	169,736
10/17/06	EUR	28,700,000	NOK	226,429,081	(952,720)
10/17/06	NOK	120,181,070	EUR	15,100,000	334,833
11/07/06	EUR	10,800,000	SEK	99,832,500	(45,695)
					$(663,331)

See accompanying notes to the financial statements.

3

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
509	Australian Government Bond 10 Yr.	September 2006	$39,830,849	$371,353
892	Australian Government Bond 3 Yr.	September 2006	68,492,931	116,395
998	Euro BOBL	September 2006	141,220,011	912,797
1,946	Euro Bund	September 2006	294,861,043	4,614,032
2	Japanese Government Bond 10 Yr. (LIF)	September 2006	2,301,802	(554)
412	UK Gilt Long Bond	December 2006	86,424,906	251,988
				$6,266,011
Sales
189	Canadian Government Bond 10 Yr.	December 2006	$19,517,289	$(138,566)
380	Federal Fund 30 day	September 2006	150,017,000	(1,330)
57	Japanese Government Bond 10 Yr. (TSE)	September 2006	65,538,226	(1,405,506)
333	U.S. Long Bond	December 2006	36,983,813	(193,682)
380	U.S. Treasury Note 10 Yr.	December 2006	40,802,500	(129,518)
650	U.S. Treasury Note 2 Yr.	December 2006	132,823,438	(217,920)
208	U.S. Treasury Note 5 Yr.	December 2006	21,862,750	(53,703)
				$(2,140,225)

As of August 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

4

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
51,000,000	SEK	9/20/2008	Deutsche Bank AG	Receive	3.20%	3 month SEK STIBOR	$(58,200)
191,000,000	SEK	9/20/2008	JP Morgan Chase Bank	Receive	3.20%	3 month SEK STIBOR	(217,966)
25,000,000	SEK	9/20/2011	Citigroup	Receive	3.60%	3 month SEK STIBOR	(49,584)
7,000,000	SEK	9/20/2011	Deutsche Bank AG	Receive	3.60%	3 month SEK STIBOR	(13,884)
231,000,000	SEK	9/20/2011	JP Morgan Chase Bank	Receive	3.60%	3 month SEK STIBOR	(458,161)
158,000,000	SEK	9/20/2013	JP Morgan Chase Bank	Receive	3.70%	3 month SEK STIBOR	(428,147)
136,000,000	SEK	9/20/2016	Deutsche Bank AG	Receive	3.75%	3 month SEK STIBOR	(559,405)
80,000,000	SEK	9/20/2016	JP Morgan Chase Bank	Receive	3.75%	3 month SEK STIBOR	(329,062)
							$(2,114,409)

Notes to Schedule of Investments:

STIBOR - Stockholm Interbank Offered Rate

(a)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(b)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and collateral on open swap contracts (Note 2).

(c)  Security valued at fair value using methods determined in good faith by or at the discretion of the Trustees of GMO Trust (Note 2).

Currency Abbreviations:

AUD - Australian Dollar CAD - Canadian Dollar CHF - Swiss Franc EUR - Euro GBP - British Pound	JPY - Japanese Yen NOK - Norwegian Krone NZD - New Zealand Dollar SEK - Swedish Krona

See accompanying notes to the financial statements.

5

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value, (cost $26,273,782) (Note 2)	$25,815,389
Investments in affiliated issuers, at value (cost $530,082,589) (Notes 2 and 8)	537,442,809
Interest receivable	179,670
Unrealized appreciation on open forward currency and cross currency contracts (Note 2)	4,401,990
Receivable for variation margin on open futures contracts (Note 2)	820,854
Receivable for expenses reimbursed by Manager (Note 3)	44,121
Total assets	568,704,833
Liabilities:
Foreign currency due to custodian	75,552
Payable to affiliate for (Note 3):
Management fee	119,629
Shareholder service fee	71,778
Trustees and Chief Compliance Officer fees	1,588
Unrealized depreciation on open forward currency and cross currency contracts (Note 2)	2,099,480
Payable for open swap contracts (Note 2)	2,114,409
Accrued expenses	138,705
Total liabilities	4,621,141
Net assets	$564,083,692
Net assets consist of:
Paid-in capital	$576,867,631
Distributions in excess of net investment income	(17,158,582)
Accumulated net realized loss	(6,968,623)
Net unrealized appreciation	11,343,266
$564,083,692
Net assets attributable to:
Class III shares	$564,083,692
Shares outstanding:
Class III	61,679,035
Net asset value per share:
Class III	$9.15

See accompanying notes to the financial statements.

6

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$4,803,935
Interest	883,252
Total investment income	5,687,187
Expenses:
Management fee (Note 3)	940,497
Shareholder service fee – Class III (Note 3)	564,298
Custodian, fund accounting agent and transfer agent fees	173,420
Audit and tax fees	35,236
Legal fees	9,568
Trustees fees and related expenses (Note 3)	7,242
Registration fees	1,288
Miscellaneous	6,623
Total expenses	1,738,172
Fees and expenses reimbursed by Manager (Note 3)	(223,008)
Indirectly incurred fees waived or borne by Manager (Note 3)	(47,282)
Shareholder service fee waived – (Note 3)	(17,127)
Net expenses	1,450,755
Net investment income (loss)	4,236,432
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	7,449,633
Realized gains distributions from affiliated issuers (Note 8)	739,498
Closed futures contracts	(20,684,878)
Closed swap contracts	(444,107)
Foreign currency, forward contracts and foreign currency related transactions	1,335,263
Net realized gain (loss)	(11,604,591)
Change in net unrealized appreciation (depreciation) on:
Investments	1,756,496
Open futures contracts	8,850,678
Open swap contracts	(2,665,103)
Foreign currency, forward contracts and foreign currency related transactions	165,403
Net unrealized gain (loss)	8,107,474
Net realized and unrealized gain (loss)	(3,497,117)
Net increase (decrease) in net assets resulting from operations	$739,315

See accompanying notes to the financial statements.

7

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$4,236,432	$20,505,017
Net realized gain (loss)	(11,604,591)	46,367,143
Change in net unrealized appreciation (depreciation)	8,107,474	(3,585,183)
Net increase (decrease) in net assets from operations	739,315	63,286,977
Distributions to shareholders from:
Net investment income
Class III	—	(105,683,069)
Net realized gains
Class III	—	(12,456,548)
	—	(118,139,617)
Net share transactions (Note 7):
Class III	(390,550,068)	(6,261,661)
Total increase (decrease) in net assets	(389,810,753)	(61,114,301)
Net assets:
Beginning of period	953,894,445	1,015,008,746
End of period (including distributions in excess of net investment income of $17,158,582 and $21,395,014, respectively)	$564,083,692	$953,894,445

See accompanying notes to the financial statements.

8

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006		2005	2004	2003	2002
Net asset value, beginning of period	$9.04		$9.59		$9.16	$8.85	$9.04	$9.72
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.05		0.18		0.14	0.06	0.09	0.50
Net realized and unrealized gain (loss)	0.06		0.39		0.44	0.76	0.32	(0.13)
Total from investment operations	0.11		0.57		0.58	0.82	0.41	0.37
Less distributions to shareholders:
From net investment income	—		(1.00	)(d)	(0.15)	(0.51)	(0.60)	(1.05)
From net realized gains	—		(0.12)		—	—	—	—
Total distributions	—		(1.12)		(0.15)	(0.51)	(0.60)	(1.05)
Net asset value, end of period	$9.15		$9.04		$9.59	$9.16	$8.85	$9.04
Total Return(b)	1.22	%**	6.01%		6.35%	9.53%	4.81%	4.21%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$564,084		$953,894		$1,015,009	$222,872	$20,219	$17,932
Net expenses to average daily net assets(c)	0.39	%*	0.39%		0.39%	0.38%	0.40%	0.38%
Net investment income to average daily net assets(a)	1.13	%*	1.91%		1.51%	0.68%	0.97%	5.45%
Portfolio turnover rate	11	%**	49%		44%	36%	66%	44%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.08	%*	0.06%		0.09%	0.24%	0.51%	0.54%

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying fund(s) in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying fund(s) (See Note 3).

(d)  Distributions from net investment income include amounts (approximately $0.49 per share) from foreign currency transactions which are treated as realized capital gain for book purposes.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

9

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Currency Hedged International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of the JPMorgan Non-U.S. Government Bond Index (Hedged) (ex-Japan). The Fund typically invests in fixed income securities included in the JPMorgan Non-U.S. Government Bond Index (Hedged) (ex-Japan) and in securities with similar characteristics. The Fund seeks additional returns by investing in global interest rate, currency, and emerging country debt markets. The Fund may invest in or use investment-grade bonds denominated in various currencies; shares of GMO Short-Duration Collateral Fund; shares of GMO World Opportunity Overlay Fund; futures contracts, currency forwards, swap contracts, and other types of derivatives; and sovereign debt of emerging countries, primarily through investment in shares of GMO Emerging Country Debt Fund (limited to 5% of the Fund's total assets). GMO generally attempts to hedge at least 75% of the Fund's net foreign currency exposure back to the U.S. dollar.

The financial statements of the series of the Trust in which the Fund invests ("underlying fund(s)") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect). Shares of GMO Special Purpose Holding Fund, GMO World Opportunity Overlay Fund and GMO Short-Duration Collateral Fund are not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which

10

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and, at its discretion, may override a price supplied by a source (by taking a price supplied by another source).

Certain securities held by the Fund or underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of August 31, 2006, the total value of these securities represented 38.2% of net assets.

GMO Special Purpose Holding Fund ("SPHF"), a holding of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF. In April of 2006, SPHF entered into a settlement agreement with a defendant and the Fund received $190,807 indirectly in conjunction with that settlement. The outcome of the remaining lawsuits against the defendants is not predictable and any potential recoveries are not reflected in the net asset value of the Fund. To the extent additional recoveries are realized, such recoveries may be material to the net asset value of the Fund.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation

11

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the

12

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no written option contracts outstanding at the end of the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. There were no loan agreements outstanding at the end of the period.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

13

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying

14

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. There were no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and broker-dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. There were no reverse repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the six months ended August 31, 2006, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

15

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2006, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $1,788,009 expiring in 2009. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of February 28, 2006, the Fund elected to defer to March 1, 2006 post-October capital and currency losses of $3,695,106 and $7,358,833, respectively.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$556,418,130	$7,298,461	$(458,393)	$6,840,068

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

16

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s). Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of the underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares. The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in the underlying Funds, fees and expenses of the independent trustees of the Trust, expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2007 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's fees and expenses of the independent trustees of the Trust, fees expenses for legal services not procured or provided

17

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

by the Manager for the Trust, compensation and expenses of the Trust's CCO (excluding any employee benefits), and investment-related expenses such as brokerage commissions, hedging transaction fees, securities lending fees and expenses, interest expense and transfer taxes), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s). For the six months ended August 31, 2006, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.015%	0.004%	0.019%	0.038%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $4,666 and $2,576, respectively. No remuneration is paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 were as follows:

	Purchases	Sales
U.S. Government securities	$—	$—
Investments (non-U.S. Government securities)	83,320,576	480,408,566

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

18

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

6.  Principal shareholders and related party

As of August 31, 2006, 74.3% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2006, less than 0.1% of the Fund's shares were held by one related party comprised of a certain GMO employee account, and 95.8% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	1,278,439	$11,411,390	28,576,178	$279,566,401
Shares issued to shareholders in reinvestment of distributions	—	—	11,745,209	108,299,908
Shares repurchased	(45,160,820)	(401,961,458)	(40,553,773)	(394,127,970)
Net increase (decrease)	(43,882,381)	$(390,550,068)	(232,386)	$(6,261,661)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the six months ended August 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Country Debt Fund, Class III	$29,019,205	$721,216	$12,100,000	$204,575	$516,640	$17,090,718
GMO Short-Duration Collateral Fund	701,705,018	78,399,360	382,450,000	4,599,360	—	407,751,678
GMO Special Purpose Holding Fund	45,229	—	—	—	222,858	26,709
GMO World Opportunity Overlay Fund	191,497,233	4,200,000	84,925,000	—	—	112,573,704
Totals	$922,266,685	$83,320,576	$479,475,000	$4,803,935	$739,498	$537,442,809

19

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO Currency Hedged International Bond Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee

20

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests, noting in particular that, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for certain of the fees and expenses (including advisory fees) that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax

21

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

22

GMO Currency Hedged International Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.43%	$1,000.00	$1,012.20	$2.18
2) Hypothetical	0.43%	$1,000.00	$1,023.04	$2.19

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

23

GMO Emerging Countries Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Emerging Countries Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	83.3%
Preferred Stocks	12.8
Rights and Warrants	0.0
Short-Term Investments	3.2
Other	0.7
100.0%
Country Summary	% of Equity Investments
South Korea	21.2%
Taiwan	15.8
Russia	12.6
Brazil	11.6
China	9.3
South Africa	7.9
Mexico	5.8
India	3.2
Malaysia	2.5
Israel	2.3
Thailand	1.6
Poland	1.4
Turkey	1.2
Chile	1.1
Indonesia	1.0
Philippines	0.6
Argentina	0.4
Hungary	0.4
Czech Republic	0.1
100.0%

1

GMO Emerging Countries Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2006 (Unaudited)

Industry Sector Summary	% of Equity Investments
Energy	22.7%
Financials	21.4
Information Technology	16.9
Materials	12.2
Telecommunication Services	11.5
Industrials	4.2
Consumer Discretionary	4.0
Utilities	3.4
Consumer Staples	2.6
Health Care	1.1
100.0%

2

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 83.3%
	Argentina — 0.3%
30,465	Tenaris SA ADR	1,118,370
15,147	Transportadora de Gas del Sur ADR * (a)	75,735
		1,194,105
	Brazil — 3.7%
7,996,895	Aes Tiete SA	208,800
29,300	Arcelor Brasil SA	508,377
158,580	Banco do Brasil SA	3,550,299
10,235,928	Companhia Saneamento Basico SAO PA	1,122,037
46,838	Companhia Siderurgica Nacional SA	1,367,565
951,600	Compania de Bebidas das Americas	375,052
55,100	Compania Vale do Rio Doce	1,182,183
26,878,800	Electrobras (Centro)	586,720
9,400	Gol-Linhas Aereas Intel	324,484
11,800	Petroleo Brasileiro SA (Petrobras) ADR	1,057,988
51,323	Souza Cruz SA (Registered)	839,026
29,500	Unibanco-Uniao de Bancos Brasileiros SA GDR	2,134,325
		13,256,856
	Chile — 1.1%
21,377	Banco De Chile ADR	848,239
10,900	Banco Santander Chile SA ADR	474,804
14,600	Compania Cervecerias Unidas ADR	362,956
42,500	Compania de Telecommunicaciones de Chile ADR	311,950
11,400	Empresa Nacional de Electricidad SA ADR	326,382
65,000	Enersis SA ADR	803,400
16,900	Lan Airlines SA	589,134
10,096	Quinenco SA ADR	114,792
		3,831,657

See accompanying notes to the financial statements.

3

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	China — 8.9%
1,422,000	Aluminum Corp of China Ltd	995,697
2,104,000	Bank of Communications Co Ltd	1,323,933
5,114,000	China Construction Bank Class H	2,214,001
8,500	China Finance Online Co ADR *	45,900
185,064	China International Marine Containers Co Ltd Class B	238,058
622,000	China Life Insurance Co Ltd Class H	1,104,384
1,391,364	China Mobile Ltd *	9,356,564
12,872	China Mobile Ltd ADR	428,766
140,000	China Overseas Land and Investment Ltd	96,240
4,887,883	China Petroleum & Chemical Corp Class H	2,893,607
338,000	China Resources Enterprise Ltd	768,474
140,000	China Shenhua Energy Co Ltd Class H	247,429
61,500	China Telecom Corp Ltd ADR	2,075,625
1,743,400	China Telecom Corp Ltd Class H	587,205
846,000	CNOOC Ltd	737,705
380,000	CNPC Hong Kong Ltd	217,883
792,890	Denway Motors Ltd	252,622
363,000	Foxconn International Holdings *	958,435
1,188,100	Guangdong Investments Ltd	460,849
5,647,553	PetroChina Co Ltd Class H	6,339,187
44,000	Ping An Insurance Co	143,879
236,000	Shanghai Industrial Holdings Ltd	460,451
		31,946,894
	Czech Republic — 0.1%
3,000	CEZ AS	111,864
800	Komercni Banka AS	119,846
		231,710
	Hungary — 0.3%
1,100	Gedeon Richter Right	234,862
5,600	MOL Magyar Olaj es Gazipari Rt (New Shares)	568,455
14,800	OTP Bank	428,493
		1,231,810

See accompanying notes to the financial statements.

4

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	India — 3.1%
3,900	Bharat Electronics Ltd	97,151
41,400	Bharti Televentures *	365,658
84,100	HCL Technologies Ltd	1,050,616
19,600	HDFC Bank	358,878
21,250	Hindalco Industries Ltd	41,714
93,000	Hindalco Industries Ltd GDR 144A	343,780
12,000	Hindalco Industries Ltd GDR 144A (Registered Shares) (London International Exchange)	43,800
73,000	Hindalco Industries Ltd GDR 144A (Registered Shares) (Luxembourg Exchange) *	266,450
40,700	ICICI Bank Ltd	519,926
2,100	ICICI Bank Ltd ADR	56,049
147,921	Mahanagar Telephone Nigam	498,692
71,106	Mahindra & Mahindra Ltd	987,211
58,500	Oil & Natural Gas Corp Ltd	1,531,301
32,100	Reliance Communication Venture *	205,467
8,677	Reliance Energy Ltd	81,810
66,498	Reliance Industries Ltd	1,597,027
31	Satyam Computer Services Ltd	539
11,500	Satyam Computer Services Ltd ADR	438,955
9,300	Siemens India Ltd	209,228
23,400	State Bank of India	468,276
23,494	State Bank of India Ltd GDR	1,151,763
19,400	Tata Consultancy Services Ltd	415,794
15,125	Tata Motors Ltd	274,928
		11,005,013
	Indonesia — 1.0%
236,000	Astra International Tbk PT	287,890
2,274,000	Bank Mandiri Persero Tbk PT	524,980
834,000	Bank Rakyat Indonesia	398,888
103,000	Gudang Garam Tbk PT	114,250
446,000	Indosat Tbk PT	216,227
7,562,120	Matahari Putra Prima Tbk PT	631,415

See accompanying notes to the financial statements.

5

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Indonesia — continued
100,000	Perusahan Gas Negara PT	138,939
908,000	Ramayana Lestari Sentosa Tbk PT	77,862
1,178,224	Telekomunikasi Indonesia Tbk PT	1,026,309
		3,416,760
	Israel — 2.2%
1,400	Africa Israel Investment Ltd	75,269
362,100	Bank Hapoalim B.M.	1,592,319
373,900	Bank Leumi Le	1,332,732
43,800	Check Point Software Technologies Ltd *	814,242
0	IDB Development Corp Ltd	3
400	Teva Pharmaceutical Industries	13,939
102,500	Teva Pharmaceutical Industries ADR	3,562,900
1,025	The Israel Corp Ltd	408,633
		7,800,037
	Malaysia — 2.4%
1,066,000	Bumiputra-Commerce Holdings Berhad	1,852,627
32,000	Digi.Com Berhad	102,665
162,000	Genting Berhad	1,082,575
303,000	Hong Leong Bank Berhad	440,029
224,000	IOI Corp Berhad	1,030,224
101,000	Kuala Lumpur Kepong Berhad	313,846
435,090	Malakoff Berhad	1,147,285
169,000	Malayan Banking Berhad	514,034
181,378	Maxis Communications Berhad	433,952
259,000	Proton Holdings Berhad	348,049
365,585	Public Bank Berhad	664,866
211,090	Sime Darby Berhad	341,747
144,000	Tenaga Nasional Berhad	357,813
		8,629,712

See accompanying notes to the financial statements.

6

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Mexico — 5.6%
155,800	Alfa SA de CV Class A	756,661
81,700	America Movil SA de CV Class L ADR	3,048,227
928,536	Cemex SA de CV CPO *	2,676,796
27,000	Fomento Economico Mexicano SA de CV	254,340
721,600	Grupo Financiero Banorte SA de CV	2,111,977
821,340	Grupo Mexico SA Class B	2,619,901
25,000	Grupo Televisa SA (Participating Certificates)	94,956
135,700	Organizacion Soriana SA de CV Class B	646,484
292,800	Telefonos de Mexico SA de CV Class L ADR	7,068,192
187,698	Wal-Mart de Mexico SA de CV Class V	639,824
		19,917,358
	Philippines — 0.6%
4,454,754	Ayala Land Inc	1,179,826
134,400	Equitable PCI Bank *	208,608
15,436	Philippine Long Distance Telephone	580,268
4,200	Philippine Long Distance Telephone ADR	157,248
		2,125,950
	Poland — 1.4%
13,600	Bank Pekao SA	866,022
73,400	Big Bank Gdanski SA	138,189
42,100	KGHM Polska Miedz SA	1,464,874
67,400	Polski Koncern Naftowy Orlen SA	1,125,301
29,400	Powszechna Kasa Oszczednosci Bank Polski SA	354,375
137,700	Telekomunikacja Polska SA	903,509
		4,852,270
	Russia — 12.1%
4,500	Gazprom Neft ADR	93,825
21,100	JSC Mining & Smelting Co ADR	2,869,600
171,100	Lukoil ADR	14,286,850
4,100	Lukoil ADR 144A	342,350
57,000	Mobile Telesystems ADR	2,086,200

See accompanying notes to the financial statements.

7

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Russia — continued
436,344	OAO Gazprom ADR	20,551,802
16,300	Polyus Gold ADR *	692,750
440	Sberbank RF	954,800
12,600	Unified Energy Systems ADR	929,250
4,900	Unified Energy Systems GDR	362,600
3,600	Vimpel-Communications ADR *	195,552
		43,365,579
	South Africa — 7.6%
56,952	ABSA Group Ltd	814,259
19,200	AECI Ltd	148,953
118,300	African Bank Investments Ltd	416,891
13,700	Anglo American Platinum Corp	1,537,066
8,000	AngloGold Ashanti Ltd	366,324
44,500	Barloworld Ltd	837,114
126,800	Edgars Consolidated Stores Ltd	497,994
367,400	FirstRand Ltd	908,346
162,300	Foschini Ltd	1,012,025
47,000	Gold Fields Ltd	923,676
16,000	Harmony Gold Mining Co Ltd *	218,776
18,100	Impala Platinum Holdings Ltd	3,352,695
49,100	Imperial Holdings Ltd *	970,658
10,600	Investec Ltd	516,883
79,767	Mittal Steel South Africa Ltd	843,106
26,800	MTN Group Ltd	212,405
64,279	Nedbank Group Ltd	983,409
7,600	Pretoria Portland Cement Co Ltd	409,880
196,707	Remgro Ltd	3,904,019
52,700	Reunert Ltd	527,267
80,400	Sasol Ltd	2,792,668
184,400	Standard Bank Group Ltd	1,989,005
103,800	Telkom SA Ltd	1,960,330
24,324	Tiger Brands Ltd	513,896
333,950	Woolworths Holdings	612,140
		27,269,785

See accompanying notes to the financial statements.

8

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	South Korea — 15.1%
6,670	Cheil Industries Inc	255,248
1,100	CJ Corp	115,207
2,600	Daewoo International Corp	101,173
39,320	Doosan Infracore Co Ltd	676,905
43,281	Hana Financial Group Inc	1,860,024
56,700	Hanjin Heavy Industry & Construction	1,538,650
14,500	Hanjin Shipping	331,011
19,070	Hyundai Development Co	778,409
3,000	Hyundai Heavy Industries	379,655
6,300	Hyundai Merchant Marine	118,804
13,900	Hyundai Mobis	1,273,035
38,140	Hyundai Motor Co	3,208,006
9,600	Hyundai Steel Co	340,566
41,600	Industrial Bank of Korea	741,551
1,000	KCC Corporation	253,386
68,500	KIA Motors Corp	1,086,404
109,120	Kookmin Bank	8,799,497
2,200	Kookmin Bank ADR	177,276
74,000	Korea Electric Power Corp	2,840,227
30,100	Korean Air Lines Co Ltd	944,999
14,800	KT Corp ADR	327,080
10,600	KT Freetel Co Ltd	306,412
53,700	KT&G Corp	3,146,224
14,500	KT&G Corp GDR 144A (a)	427,025
2,700	LG Chemicals Ltd	109,777
23,100	LG Corp	686,373
5,300	LG Electronics Inc	353,735
92,451	LG Telecom Ltd *	1,049,278
600	Lotte Shopping Co Ltd	204,056
18,490	NHN Corp *	1,739,438
27,900	POSCO	6,986,394
28,700	Samsung Corp	809,239
1,300	Samsung Fire & Marine Insurance	182,075
28,100	Samsung Heavy Industries Co Ltd	669,619

See accompanying notes to the financial statements.

9

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
15,300	Samsung SDI Co Ltd	1,263,986
10,230	Samsung Securities	594,585
51,863	Shinhan Financial Group Co Ltd	2,331,878
81,846	SK Corp	5,257,320
12,100	SK Telecom Co Ltd ADR	264,990
6,400	Woongjin Coway Co Ltd	146,083
63,800	Woori Finance Holdings Co Ltd	1,251,531
		53,927,131
	Taiwan — 15.2%
138,636	Acer Inc	213,894
678,000	Advanced Semiconductor Engineering Inc *	693,375
744,137	Asustek Computer Inc	1,665,780
276,040	AU Optronics Corp	404,182
25,146	Catcher Technology Co	196,580
313,865	Cathay Financial Holding Co Ltd	599,038
336,000	Chang Hwa Commercial Bank *	198,795
379,648	Chi Mei Optoelectronics Corp	448,868
5,439,533	China Development Financial Holding Corp	2,098,114
3,664,100	China Steel Corp	2,970,086
812,604	Chinatrust Financial Holding Co	532,208
1,356,600	Chunghwa Telecom Co Ltd	2,238,616
31,671	Chunghwa Telecom Co Ltd ADR	548,225
562,771	Compal Electronics Inc	491,504
155,000	Delta Electronics Inc	430,511
266,858	Evergreen Marine Corp	147,689
1,049,601	Far Eastern Textile Co Ltd	736,340
228,575	First Financial Holding Co Ltd	146,552
455,039	Formosa Chemicals & Fibre Co	655,943
586,178	Formosa Plastics Corp	797,827
105,800	Foxconn Technology Co Ltd	797,937
250,000	Fubon Financial Holding Co Ltd	186,131
109,200	High Tech Computer Corp	2,745,927
1,708,298	Hon Hai Precision Industry Co Ltd	9,613,309

See accompanying notes to the financial statements.

10

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
113,000	Hua Nan Financial Holdings Co Ltd	71,072
867,208	Inventec Co Ltd	526,889
1,072,300	Lite-On Technology Corp *	1,328,395
333,080	MediaTek Inc	3,030,525
3,384,000	Mega Financial Holdings Co Ltd	2,248,192
637,417	Nan Ya Plastics Corp	861,550
11,845	Novatek Microelectronics	58,281
266,168	Powerchip Semiconductor Corp	175,600
126,465	Quanta Computer Inc	181,144
684,477	Shin Kong Financial Holdings	591,653
296,757	Siliconware Precision Industries Co	350,576
1,482,960	Sinopac Holdings Co	649,227
2,006,000	Taishin Financial Holdings Co Ltd *	955,250
2,152,000	Taiwan Cellular Corp	2,002,319
2,076,005	Taiwan Cement Corp	1,383,177
4,664,853	Taiwan Semiconductor Manufacturing Co Ltd	8,258,845
63,343	Taiwan Semiconductor Manufacturing Co Ltd ADR	589,723
234,000	Uni-President Enterprises Corp	178,167
388,498	United Microelectronics Corp	213,044
1,714,687	Walsin Lihwa Corp *	697,451
301,716	Wan Hai Lines Ltd	162,838
336,000	Yang Ming Marine Transport	168,865
		54,240,214
	Thailand — 1.5%
160,900	Advanced Info Service Pcl (Foreign Registered) (b)	382,999
182,300	Bangkok Dusit Medical Service Pcl (Foreign Registered) (b)	139,344
30,600	Kasikornbank Pcl (Foreign Registered) (b)	52,865
656,000	Kasikornbank Pcl NVDR (b)	1,089,725
238,200	PTT Exploration & Production Pcl (Foreign Registered) (b)	678,217
332,902	PTT Pcl (Foreign Registered) (b)	2,089,799
136,999	Siam Cement Pcl (Foreign Registered) NVDR (b)	794,110
113,000	Siam Commercial Bank Pcl (Foreign Registered) (b)	174,401
90,400	Thai Airways International Pcl (Foreign Registered) (b)	105,826
		5,507,286

See accompanying notes to the financial statements.

11

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Turkey — 1.1%
283,699	Akbank TAS	1,541,606
25,874	Tupras-Turkiye Petrol Rafineriler AS	471,484
75,357	Turkcell Iletisim Hizmet AS	354,868
54,134	Turkiye IS Bankasi Class C	310,833
693,429	Yapi Ve Kredi Bankasi AS *	1,348,464
		4,027,255
	TOTAL COMMON STOCKS (COST $222,299,329)	297,777,382
	PREFERRED STOCKS — 12.8%
	Brazil — 7.5%
41,900	Banco Bradesco SA 6.08%	1,373,085
71,500	Banco Itau Holding Financeira SA 3.02%	2,151,336
49,723,200	Companhia Energetica de Minas Gerais 0.53%	2,052,473
57,278	Companhia Vale do Rio Doce Class A 0.61%	1,076,100
13,578,900	Geracao Tiete 5.75%	353,406
6,700	Gerdau Metalurgica SA 5.76%	118,750
179,304	Gerdau SA 4.58%	2,588,367
821,377	Investimentos Itau SA 3.18%	3,467,100
666,012	Petroleo Brasileiro SA (Petrobras) 0.93%	13,456,921
4,700	Telemar Norte Leste SA 4.88%	94,263
		26,731,801
	South Korea — 5.3%
7,800	Hyundai Motor Co 2.73%	377,052
35,260	Samsung Electronics Co Ltd (Non Voting) 1.13%	18,293,006
3,000	Samsung SDI Co Ltd 3.22%	151,760
		18,821,818
	TOTAL PREFERRED STOCKS (COST $16,738,098)	45,553,619

See accompanying notes to the financial statements.

12

GMO Emerging Countries Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares/ Par Value ($)	Description	Value ($)
	RIGHTS AND WARRANTS — 0.0%
	Thailand — 0.0%
116,526	True Corp Pcl Warrants, Expires 04/03/08 * (b)	—
	TOTAL RIGHTS AND WARRANTS (COST $0)	—
	SHORT-TERM INVESTMENTS — 3.2%
462,600	Boston Global Investment Trust - Enhanced Portfolio (c)	462,600
11,000,000	Branch Bank & Trust Time Deposit, 5.26% due 09/01/06	11,000,000
	TOTAL SHORT-TERM INVESTMENTS (COST $11,462,600)	11,462,600
	TOTAL INVESTMENTS — 99.3% (Cost $250,500,027)	354,793,601
	Other Assets and Liabilities (net) — 0.7%	2,584,668
	TOTAL NET ASSETS — 100.0%	$357,378,269

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(c)  All or a portion of this security represents investment of security lending collateral (Note 2).

As of August 31, 2006, 59.5% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

13

GMO Emerging Countries Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments, at value, including securities on loan of $447,278 (cost $250,500,027) (Note 2)	$354,793,601
Cash	66,344
Foreign currency, at value (cost $1,847,132) (Note 2)	1,839,426
Receivable for investments sold	267,048
Receivable for Fund shares sold	10,486
Dividends and interest receivable	1,297,134
Foreign taxes receivable	234,037
Total assets	358,508,076
Liabilities:
Collateral on securities loaned, at value (Note 2)	462,600
Payable for investments purchased	134,953
Payable for Fund shares repurchased	50,161
Payable to affiliate for (Note 3):
Management fee	196,716
Shareholder service fee	41,487
Administration fee – Class M	5,214
Trustees and Chief Compliance Officer fees	950
Payable for 12b-1 fee – Class M	13,032
Accrued expenses	224,694
Total liabilities	1,129,807
Net assets	$357,378,269
Net assets consist of:
Paid-in capital	$192,558,641
Accumulated undistributed net investment income	2,546,556
Accumulated net realized gain	57,990,811
Net unrealized appreciation	104,282,261
$357,378,269
Net assets attributable to:
Class III shares	$326,693,161
Class M shares	$30,685,108
Shares outstanding:
Class III	18,557,891
Class M	1,758,981
Net asset value per share:
Class III	$17.60
Class M	$17.44

See accompanying notes to the financial statements.

14

GMO Emerging Countries Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $748,234)	$7,072,547
Interest (including securities lending income of $11,238)	429,155
Total investment income	7,501,702
Expenses:
Management fee (Note 3)	1,253,689
Shareholder service fee – Class III (Note 3)	255,421
12b-1 fee – Class M (Note 3)	56,485
Administration fee – Class M (Note 3)	45,188
Custodian and fund accounting agent fees	412,896
Transfer agent fees	24,472
Audit and tax fees	38,180
Legal fees	4,692
Trustees fees and related expenses (Note 3)	3,363
Registration fees	13,708
Miscellaneous	4,141
Total expenses	2,112,235
Net investment income (loss)	5,389,467
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments (net of foreign capital gains tax and CPMF tax of $16,760 and $5,482, respectively) (Note 2)	55,655,557
Closed swap contracts	2,909,955
Foreign currency, forward contracts and foreign currency related transactions	(421,972)
Net realized gain (loss)	58,143,540
Change in net unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains tax accrual of ($63,587)) (Note 2)	(59,625,686)
Open swap contracts	(291,054)
Foreign currency, forward contracts and foreign currency related transactions	(72,700)
Net unrealized gain (loss)	(59,989,440)
Net realized and unrealized gain (loss)	(1,845,900)
Net increase (decrease) in net assets resulting from operations	$3,543,567

See accompanying notes to the financial statements.

15

GMO Emerging Countries Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$5,389,467	$5,753,569
Net realized gain (loss)	58,143,540	56,908,752
Change in net unrealized appreciation (depreciation)	(59,989,440)	53,398,988
Net increase (decrease) in net assets from operations	3,543,567	116,061,309
Distributions to shareholders from:
Net investment income
Class III	(1,298,214)	(6,104,851)
Class M	(97,768)	(951,842)
Total distributions from net investment income	(1,395,982)	(7,056,693)
Net realized gains
Class III	(29,517,293)	(31,132,069)
Class M	(2,963,924)	(6,343,672)
Total distributions from net realized gains	(32,481,217)	(37,475,741)
	(33,877,199)	(44,532,434)
Net share transactions (Note 7):
Class III	7,764,435	37,400,362
Class M	(23,206,222)	(23,889,400)
Increase (decrease) in net assets resulting from net share transactions	(15,441,787)	13,510,962
Total increase (decrease) in net assets	(45,775,419)	85,039,837
Net assets:
Beginning of period	403,153,688	318,113,851
End of period (including accumulated undistributed net investment income of $2,546,556 and distributions in excess of net investment income of $1,446,929, respectively)	$357,378,269	$403,153,688

See accompanying notes to the financial statements.

16

GMO Emerging Countries Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006		2005		2004		2003		2002
Net asset value, beginning of period	$19.20		$15.99		$14.99		$8.54		$9.65		$8.81
Income (loss) from investment operations:
Net investment income (loss)	0.27	†	0.28	†	0.30	†	0.18		0.08		0.14
Net realized and unrealized gain (loss)	(0.06)		5.09		3.43		6.71		(1.04)		0.77
Total from investment operations	0.21		5.37		3.73		6.89		(0.96)		0.91
Less distributions to shareholders:
From net investment income	(0.08)		(0.35)		(0.31)		(0.22)		(0.15)		(0.07)
From net realized gains	(1.73)		(1.81)		(2.42)		(0.22)		—		—
Total distributions	(1.81)		(2.16)		(2.73)		(0.44)		(0.15)		(0.07)
Net asset value, end of period	$17.60		$19.20		$15.99		$14.99		$8.54		$9.65
Total Return	1.31	%**	36.38	%(a)	28.76	%(a)	81.45	%(a)	(10.15	)%(a)(b)	10.49	%(a)(b)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$326,693		$346,018		$249,005		$249,844		$89,042		$72,405
Net expenses to average daily net assets	1.06	%*	1.10%		1.10%		1.16%		1.27%		1.40%
Net investment income to average daily net assets	1.43	%(c)**	1.68%		2.12%		1.82%		0.78%		2.12%
Portfolio turnover rate	22	%**	35%		53%		57%		108%		109%
Fees and expenses reimbursed by the Manager to average daily net assets:	—		0.01%		0.05%		0.06%		0.31%		0.17%
Purchase premiums and redemption fees consisted of the following per share amounts:	—		—		—		—		$0.00	(d)	$0.04

(a)  The total return would have been lower had certain expenses not been reimbursed during the period shown.

(b)  Calculations exclude purchase premiums and redemption fees which are borne by the shareholder.

(c)  The ratio for the six months ended August 31, 2006, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

(d)  Purchase premiums and redemption fees were less than $0.01 per share. The purchase premium and redemption fee were rescinded effective April 1, 2002.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

17

GMO Emerging Countries Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006		2005		2004		2003(a)
Net asset value, beginning of period	$19.05		$15.87		$14.91		$8.51		$9.85
Income (loss) from investment operations:
Net investment income (loss)	0.24	†	0.27	†	0.26	†	0.11		0.01
Net realized and unrealized gain (loss)	(0.06)		5.00		3.39		6.71		(1.35)
Total from investment operations	0.18		5.27		3.65		6.82		(1.34)
Less distributions to shareholders:
From net investment income	(0.06)		(0.28)		(0.27)		(0.20)		—
From net realized gains	(1.73)		(1.81)		(2.42)		(0.22)		—
Total distributions	(1.79)		(2.09)		(2.69)		(0.42)		—
Net asset value, end of period	$17.44		$19.05		$15.87		$14.91		$8.51
Total Return	1.17	%**	35.99	%(b)	28.30	%(b)	80.98	%(b)	(13.60	)%(b)**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$30,685		$57,136		$69,109		$58,346		$579
Net expenses to average daily net assets	1.27	%(c)**	1.39%		1.40%		1.45%		1.57	%*
Net investment income to average daily net assets	2.52	%*	1.65%		1.82%		1.27%		0.20	%*
Portfolio turnover rate	22	%**	35%		53%		57%		108	%***
Fees and expenses reimbursed by the Manager to average daily net assets:	—		0.01%		0.05%		0.06%		0.41	%*

(a)  Period from July 9, 2002 (commencement of operations) through February 28, 2003.

(b)  The total return would have been lower had certain expenses not been reimbursed during the period shown.

(c)  The ratio for the six months ended August 31, 2006, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

†  Calculated using average shares outstanding during the period.

*  Annualized.

**  Not annualized.

***  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2003.

See accompanying notes to the financial statements.

18

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Emerging Countries Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its investment objective by outperforming the S&P/IFCI (Investable) Composite Index. The Fund typically makes equity investments in companies whose stocks are traded in the securities markets of the world's non-developed markets, which excludes countries that are included in the MSCI EAFE Index.

Throughout the six months ended August 31, 2006, the Fund had two classes of shares outstanding: Class III and Class M. Class M shares bear an administration fee and a 12b-1 fee while Class III shares bear a shareholder service fee (See Note 3). The principal economic difference between the classes of shares is the type and level of fees.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and

19

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. There were no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation

20

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no futures contracts outstanding at the end of the period.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no written option contracts outstanding at the end of the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

21

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. There were no indexed securities held by the Fund at the end of the period.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there

22

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2006, the Fund had loaned securities having a market value of $447,278 collateralized by cash in the amount of $462,600 which was invested in the Boston Global Investment Trust – Enhanced Portfolio.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non - U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

The Fund is currently subject to a Taiwanese security transaction tax of 0.3% of the transaction amount on equities and 0.1% of the transaction amount on corporate bonds and mutual fund shares, which must be paid by the Fund upon the sale or transfer of any portfolio securities subject to such tax.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

23

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The accrual for capital gains and repatriation taxes is included in net unrealized gain (loss) in the Statement of Operations. For the six months ended August 31, 2006, the Fund incurred $16,760 in capital gains taxes which is included in net realized gain (loss) in the Statement of Operations.

The Fund is subject to a Contribuição Provisória sobre Movimentações Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to/from the Brazilian market. The CPMF tax has been included in the net realized gain (loss) on investments throughout the year. During the six months ended August 31, 2006, the Fund incurred $5,482 in CPMF tax which is included in net realized gain (loss) on investments in the Statement of Operations.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$250,587,343	$111,108,207	$(6,901,949)	$104,206,258

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized

24

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

Investment risks

Investments in securities of issuers in emerging countries present certain risks that are not inherent in many other investments. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets in emerging countries are typically less liquid than those of developed markets. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.65% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

Class M shares of the Fund pay GMO an administration fee monthly at an annual rate of 0.20% of average daily Class M net assets for support services provided to Class M shareholders.

Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution and service plan adopted by the Fund, Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or the provision of certain other services incidental

25

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

thereto. The Trustees currently limit payments on Class M shares to 0.25% of the Fund's average daily net asset value attributable to its Class M shares. This fee may be spent on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees (Class III only), 12b-1 and administration fees (Class M only), fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses , and transfer taxes) exceed 1.00% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $2,259 and $1,288, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $82,468,210 and $130,175,786, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholder and related parties

As of August 31, 2006, 18.2% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

As of August 31, 2006, 0.1% of the Fund's shares were held by ten related parties comprised of certain GMO employee accounts and, 14.5% of the Fund's shares were held by accounts for which the Manager has investment discretion.

26

GMO Emerging Countries Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	1,128,374	$22,242,696	4,414,349	$76,364,209
Shares issued to shareholders in reinvestment of distributions	1,703,868	29,204,307	2,108,709	34,716,984
Shares repurchased	(2,296,785)	(43,682,568)	(4,068,752)	(73,680,831)
Net increase (decrease)	535,457	$7,764,435	2,454,306	$37,400,362
	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class M:	Shares	Amount	Shares	Amount
Shares sold	665,989	$12,627,171	1,020,576	$16,564,539
Shares issued to shareholders in reinvestment of distributions	180,206	3,061,692	456,256	7,295,513
Shares repurchased	(2,086,705)	(38,895,085)	(2,830,875)	(47,749,452)
Net increase (decrease)	(1,240,510)	$(23,206,222)	(1,354,043)	$(23,889,400)

27

GMO Emerging Countries Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO Emerging Countries Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to

28

GMO Emerging Countries Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

29

GMO Emerging Countries Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

30

GMO Emerging Countries Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, distribution and/or service (12b-1), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

31

GMO Emerging Countries Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2006 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	1.06%	$1,000.00	$1,013.10	$5.38
2) Hypothetical	1.06%	$1,000.00	$1,019.86	$5.40
Class M
1) Actual	1.36%	$1,000.00	$1,011.70	$6.90
2) Hypothetical	1.36%	$1,000.00	$1,018.35	$6.92

*  Expenses are calculated using each Class's annualized expense ratio for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

32

GMO Developed World Stock Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Developed World Stock Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	94.6%
Preferred Stocks	0.1
Rights and Warrants	0.0
Forward Currency Contracts	0.0
Futures	0.2
Short-Term Investments	6.3
Other	(1.2)
100.0%
Country Summary	% of Equity Investments
United States	43.2%
Japan	16.8
United Kingdom	11.9
France	5.8
Germany	4.6
Netherlands	4.1
Switzerland	2.4
Italy	2.0
Canada	1.8
Finland	1.7
Singapore	1.4
Belgium	1.1
Sweden	0.8
Norway	0.7
Australia	0.5
Hong Kong	0.4
Spain	0.3
Austria	0.3
Ireland	0.2
100.0%

1

GMO Developed World Stock Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Industry Sector Summary	% of Equity Investments
Financials	26.8%
Consumer Discretionary	13.6
Energy	11.0
Health Care	10.1
Industrials	9.3
Information Technology	6.7
Materials	6.2
Consumer Staples	6.1
Utilities	5.9
Telecommunication Services	4.3
100.0%

2

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.6%
	Australia — 0.5%
38,403	BHP Billiton Ltd	808,920
141,670	Qantas Airways Ltd	371,482
12,038	Woodside Petroleum Ltd	387,267
		1,567,669
	Austria — 0.3%
7,384	Boehler Uddeholm (Bearer)	397,304
18,150	Voestalpine AG	687,676
		1,084,980
	Belgium — 1.1%
24,416	Dexia	627,247
41,931	Fortis	1,632,768
3,211	KBC Groep NV	345,829
15,068	UCB SA	883,260
		3,489,104
	Canada — 1.7%
8,000	Alcan Inc	359,794
24,064	BCE Inc	600,239
10,800	Canadian National Railway Co	460,707
22,900	Canadian Natural Resources	1,202,286
10,000	EnCana Corp	524,744
11,500	Imperial Oil Ltd	432,720
25,500	Petro-Canada	1,088,935
20,800	Royal Bank of Canada	921,726
		5,591,151
	Finland — 1.6%
63,200	Fortum Oyj	1,698,294
10,600	Metso Oyj	394,852
52,750	Nokia Oyj	1,102,538

See accompanying notes to the financial statements.

3

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Finland — continued
20,750	Rautaruukki Oyj	606,532
30,000	Sampo Oyj Class A	620,998
44,400	UPM-Kymmene Oyj	1,050,744
		5,473,958
	France — 5.6%
15,558	Air France	424,696
3,783	Assurances Generales de France	475,069
9,888	Axa	367,771
33,297	BNP Paribas	3,540,400
9,877	Carrefour SA	609,763
8,138	Casino Guichard-Perrachon SA	698,569
14,668	Cie de Saint-Gobain	1,088,202
25,688	Credit Agricole SA	1,043,829
6,199	Lafarge SA	799,190
7,488	Michelin SA Class B	508,562
15,807	Peugeot SA	891,876
9,928	Renault SA	1,156,853
17,566	Sanofi-Aventis	1,577,632
4,081	Schneider Electric SA	435,315
6,539	Societe Generale	1,056,194
49,857	Total SA	3,366,744
2,075	Vallourec	464,763
		18,505,428
	Germany — 4.2%
15,347	Altana AG	906,101
29,919	Bayerische Motoren Werke AG	1,547,653
21,631	Commerzbank AG	755,480
8,771	DaimlerChrysler AG (Registered)	462,488
7,826	Deutsche Bank AG (Registered)	894,580
3,099	Deutsche Boerse AG	470,061
33,993	Deutsche Post AG (Registered)	860,938
5,874	Deutsche Postbank AG	460,292

See accompanying notes to the financial statements.

4

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
5,840	E. On AG	741,331
7,779	Hannover Rueckversicherungs AG (Registered) *	299,990
21,589	KarstadtQuelle AG * (a)	480,034
2,651	Linde AG	234,255
5,368	MAN AG	410,731
6,499	Muenchener Rueckversicherungs AG (Registered)	977,105
731	Puma AG Rudolf Dassler Sport	254,529
9,752	RWE AG	892,278
41,019	ThyssenKrupp AG	1,395,479
23,815	Volkswagen AG (a)	1,901,191
		13,944,516
	Hong Kong — 0.4%
84,000	CLP Holdings Ltd	531,171
88,000	Hong Kong & China Gas	204,288
110,000	Hong Kong Electric Holdings Ltd	525,951
		1,261,410
	Ireland — 0.2%
37,738	Bank of Ireland	716,383
	Italy — 1.9%
51,834	Banca Monte dei Paschi di Siena SPA	315,294
64,305	Capitalia SPA	560,914
133,428	Enel SPA	1,191,153
121,045	ENI SPA	3,701,094
45,328	Fiat SPA * (a)	649,727
		6,418,182
	Japan — 15.9%
15,000	Aeon Co Ltd	376,338
47,000	Bank of Yokohama Ltd	369,708
16,550	Canon Inc	822,176
50,600	Chubu Electric Power Co Inc	1,369,359

See accompanying notes to the financial statements.

5

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
60,000	Cosmo Oil Co Ltd	263,039
82,000	Dainippon Ink and Chemicals Inc	303,823
37,000	Daiwa Securities Group Inc	437,953
10,500	Denso Corp	364,151
70	East Japan Railway Co	515,807
16,700	Eisai Co Ltd	793,140
13,080	Electric Power Development Co	486,990
98,000	Fuji Heavy Industries Ltd	565,045
95,000	Hitachi Ltd	601,286
67,000	Hokuhoku Financial Group Inc	262,634
45,600	Honda Motor Co Ltd	1,543,099
12,000	Hoya Corp	434,400
172,000	Isuzu Motors Ltd (a)	555,511
125,000	Itochu Corp	1,043,879
209	Japan Tobacco Inc	793,840
49,000	Kajima Corp	226,299
39,700	Kansai Electric Power Co Inc	951,126
18,000	Kao Corp	479,197
44,000	Kawasaki Kisen Kaisha Ltd (a)	285,190
89,000	Kobe Steel Ltd	283,213
24,000	Komatsu Ltd	435,553
45,000	Kubota Corp	367,854
29,000	Kyushu Electric Power Co Inc	690,777
163,000	Marubeni Corp	866,629
33,000	Matsushita Electric Industrial Co Ltd	702,795
119,000	Mazda Motor Corp	758,899
101,800	Mitsubishi Corp	2,060,718
24,000	Mitsubishi Estate Co Ltd	514,449
76,000	Mitsubishi Heavy Industries	317,075
94	Mitsubishi Tokyo UFJ Financial Group Inc	1,275,190
104,000	Mitsui & Co	1,500,610
35,000	Mitsui Chemicals Inc	245,076
18,000	Mitsui Fudosan Co Ltd	401,423
211	Mizuho Financial Group Inc	1,699,659

See accompanying notes to the financial statements.

6

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
6,400	Murata Manufacturing Co Ltd	438,062
24,000	Nikko Cordial Corp	302,686
13,000	Nikon Corp	234,146
153,800	Nissan Motor Co	1,745,907
3,400	Nitto Denko Corp	243,385
36,400	Nomura Holdings Inc	698,387
22,000	Olympus Optical Co Ltd	650,496
2,930	ORIX Corp	773,566
167,000	Osaka Gas Co Ltd	613,823
25,800	Pioneer Corp (a)	491,887
242	Resona Holdings Inc	758,906
15,000	Ricoh Company Ltd	293,478
17,900	Seven & I Holdings Co Ltd	629,485
47,000	Shimizu Corp (a)	277,767
12,900	Shin-Etsu Chemical Co Ltd	732,340
13,000	Sony Corp	563,901
53,000	Sumitomo Chemical Co Ltd	415,963
102,000	Sumitomo Corp	1,371,716
25,400	Sumitomo Electric Industries Ltd	326,687
181,000	Sumitomo Metal Industries Ltd	741,579
25,000	Sumitomo Metal Mining Co Ltd	350,144
69	Sumitomo Mitsui Financial Group Inc	773,849
18,000	Sumitomo Realty & Development Co Ltd	527,651
41,000	Sumitomo Trust & Banking Co Ltd	434,156
79,000	Taisei Corp	283,140
25,000	Taisho Pharmaceutical Co Ltd	488,025
43,700	Takeda Pharmaceutical Co Ltd	2,887,624
31,000	Teijin Ltd	165,589
37,100	Tohoku Electric Power Co Inc	839,605
42,900	Tokyo Electric Power Co Inc	1,221,853
153,000	Tokyo Gas Co Ltd	811,603
57,000	TonenGeneral Sekiyu KK (a)	513,546
32,000	Toppan Printing Co Ltd	361,388
39,000	Toray Industries Inc	309,468

See accompanying notes to the financial statements.

7

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
75,000	Toshiba Corp	531,968
15,500	Toyo Seikan Kaisha Ltd	314,617
62,500	Toyota Motor Corp	3,377,622
69	West Japan Railway Co	294,091
9,800	Yamaha Motor Co Ltd	259,981
		53,013,997
	Netherlands — 3.9%
92,013	ABN Amro Holdings NV	2,624,771
75,145	Aegon NV	1,342,735
14,213	Akzo Nobel NV	818,550
5,197	Corio NV	349,905
27,201	Heineken NV	1,261,281
121,895	ING Groep NV	5,281,167
7,778	Koninklijke DSM	307,715
4,168	Rodamco Europe NV	450,228
15,429	TNT NV	580,373
		13,016,725
	Norway — 0.6%
11,168	Norsk Hydro ASA	287,663
66,100	Statoil ASA	1,784,641
		2,072,304
	Singapore — 1.3%
206,000	Capitaland Ltd	621,986
150,000	Fraser & Neave Ltd	378,748
109,000	Keppel Land Ltd	306,855
234,000	Sembcorp Industrie	517,038
39,000	Singapore Airlines Ltd	326,968
297,000	Singapore Technologies Engineering Ltd	550,821
957,600	Singapore Telecommunications	1,513,175
23,000	United Overseas Bank Ltd	227,847
		4,443,438

See accompanying notes to the financial statements.

8

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Spain — 0.3%
29,225	Iberdrola SA	1,086,035
	Sweden — 0.7%
14,600	Electrolux AB	225,767
30,600	Hennes & Mauritz AB Class B	1,188,012
43,500	Nordea AB	546,144
10,100	Svenska Cellulosa Series B	432,709
		2,392,632
	Switzerland — 2.2%
67,501	ABB Ltd	898,213
10,607	Compagnie Financiere Richemont AG Class A	504,126
12,334	Credit Suisse Group	687,441
4,778	Roche Holding AG (Non Voting)	880,355
985	Serono SA	687,963
1,289	Swisscom AG (Registered)	432,956
26,296	UBS AG	1,486,495
8,185	Zurich Financial Services AG	1,865,748
		7,443,297
	United Kingdom — 11.2%
53,543	Alliance Boots Plc	786,054
45,654	Anglo American Plc	1,975,384
6,789	AstraZeneca Plc	440,563
77,144	Aviva Plc	1,084,122
69,679	Barclays Plc	872,997
22,131	Barratt Developments Plc	418,663
65,638	BG Group Plc	858,249
41,695	BHP Billiton Plc	795,418
69,530	BP Plc	788,983
39,697	British Airways Plc *	310,458
23,254	British American Tobacco Plc	638,967
209,450	BT Group Plc	984,526
47,673	Cadbury Schweppes Plc	508,467

See accompanying notes to the financial statements.

9

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
224,942	Centrica Plc	1,263,659
156,659	DSG International Plc	611,786
38,649	Gallaher Group Plc	668,334
42,793	GKN Plc	248,473
34,921	GlaxoSmithKline Plc	990,721
72,379	HBOS Plc	1,382,225
30,832	Imperial Tobacco Group Plc	1,062,831
91,077	J Sainsbury Plc	618,017
90,794	Lloyds TSB Group Plc	900,513
19,150	Next Plc	607,780
14,657	Persimmon Plc	347,473
27,595	Rio Tinto Plc	1,392,160
180,327	Royal Bank of Scotland Group	6,116,672
75,395	Royal Dutch Shell Group Class A	2,599,840
72,191	Royal Dutch Shell Plc A Shares	2,497,315
32,262	Scottish & Newcastle Plc	338,121
28,890	Scottish & Southern Energy Plc	662,648
15,518	Severn Trent Plc	388,520
36,404	Taylor Woodrow Plc	237,757
127,016	Tesco Plc	912,819
63,290	Tomkins Plc	343,145
37,303	United Utilities Plc	487,968
506,809	Vodafone Group Inc	1,098,351
37,756	Wimpey (George) Plc	360,302
19,058	Wolseley Plc	415,030
11,511	Xstrata Plc	518,042
		37,533,353
	United States — 41.0%
9,300	Abercrombie & Fitch Co.-Class A	600,129
12,200	Agilent Technologies, Inc. *	392,352
11,600	Alcoa, Inc.	331,644
30,100	Allied Waste Industries, Inc. *	311,234
21,300	Allstate Corp. (The)	1,234,122
8,400	Alltel Corp.	455,364

See accompanying notes to the financial statements.

10

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	United States — continued
54,400	Altria Group, Inc.	4,544,032
8,400	AMBAC Financial Group, Inc.	727,356
16,800	American Electric Power Co., Inc.	612,864
6,600	American Financial Group, Inc.	308,352
15,800	AmerisourceBergen Corp.	697,728
14,000	Apple Computer, Inc. *	949,900
18,300	Archer-Daniels-Midland Co.	753,411
69,257	AT&T, Inc.	2,155,970
18,500	AutoNation, Inc. *	359,455
5,400	Baker Hughes, Inc.	384,372
13,483	Bank of America Corp.	693,970
2,800	Bear Stearns Cos. (The), Inc.	364,980
27,300	Bed Bath & Beyond, Inc. *	920,829
66,900	BellSouth Corp.	2,724,168
15,400	Biomet, Inc.	503,734
8,300	BJ Services Co.	284,773
11,300	Boeing Co.	846,370
14,800	Burlington Northern Santa Fe Corp.	990,860
20,200	Capital One Financial Corp.	1,476,620
12,500	Caterpillar, Inc.	829,375
10,100	CDW Corp.	588,830
32,700	Cendant Corp. *	63,111
15,100	Centex Corp.	769,345
7,600	CH Robinson Worldwide, Inc.	348,232
58,905	Chevron Corp.	3,793,482
500	Chicago Mercantile Exchange	220,000
5,800	Cigna Corp.	655,806
14,400	CNA Financial Corp. *	499,248
17,800	Computer Sciences Corp. *	843,364
27,700	Compuware Corp. *	210,520
55,953	ConocoPhillips	3,549,099
13,000	Conseco, Inc. *	269,100
17,100	Convergys Corp. *	356,877
41,100	Corning, Inc. *	914,064
9,200	CSX Corp.	278,024

See accompanying notes to the financial statements.

11

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	United States — continued
31,800	D.R. Horton, Inc.	697,374
125,600	Dell, Inc. *	2,832,280
4,000	Diamond Offshore Drilling, Inc.	289,920
11,000	Dow Chemical Co.	419,430
20,900	Eastman Kodak Co.	444,543
6,400	Embarq Corp.	301,760
5,600	Emerson Electric Co.	460,040
4,900	Everest RE Group Ltd	460,502
6,400	Expeditors International of Washington, Inc.	255,168
22,900	Exxon Mobil Corp.	1,549,643
53,200	Fannie Mae	2,800,980
13,432	Federated Department Stores, Inc.	510,147
4,800	FedEx Corp.	484,944
13,900	Fidelity National Financial, Inc.	559,197
11,800	First American Corp.	479,316
5,700	First Horizon National Corp.	217,626
8,300	FirstEnergy Corp.	473,598
152,000	Ford Motor Co.	1,272,240
12,200	FPL Group, Inc.	542,290
36,100	Freddie Mac	2,295,960
6,300	Freeport-McMoRan Copper & Gold, Inc.- Class B	366,723
42,900	Gap (The), Inc.	721,149
7,600	Genentech, Inc. *	627,152
35,300	General Motors Corp. (a)	1,030,054
22,200	Genworth Financial, Inc.-Class A	764,346
11,500	Gilead Sciences, Inc. *	729,100
4,500	Global Santa Fe Corp.	221,490
9,000	Goldman Sachs Group, Inc.	1,337,850
5,000	Google, Inc.-Class A *	1,892,650
25,600	Halliburton Co.	835,072
18,800	Harley-Davidson, Inc.	1,099,988
5,700	Hartford Financial Services Group, Inc.	489,402
10,100	Health Net, Inc. *	422,281
53,600	Hewlett-Packard Co.	1,959,616
103,800	Home Depot, Inc.	3,559,302

See accompanying notes to the financial statements.

12

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	United States — continued
6,800	IndyMac Bancorp, Inc.	265,880
20,700	Janus Capital Group, Inc.	368,046
76,500	Johnson & Johnson	4,946,490
6,200	Johnson Controls, Inc.	445,966
9,100	Jones Apparel Group, Inc.	284,830
11,600	KB Home	496,016
23,600	Kraft Foods, Inc.	800,276
28,500	Kroger Co.	678,585
6,200	Las Vegas Sands Corp. *	432,822
16,200	Lehman Brothers Holdings, Inc.	1,033,722
13,600	Lennar Corp.-Class A	609,824
9,700	Lexmark International, Inc. *	543,879
8,600	Lincare Holdings, Inc. *	318,458
4,200	Lockheed Martin Corp.	346,920
15,000	Loews Corp.	577,200
36,100	Lowe's Cos., Inc.	976,866
5,700	Marathon Oil Corp.	475,950
6,000	Mastercard, Inc. *	335,400
7,100	MBIA, Inc.	437,573
4,500	MDC Holdings, Inc.	192,555
9,800	MEMC Electronic Materials, Inc. *	379,064
22,700	Merck & Co., Inc.	920,485
12,800	Merrill Lynch & Co., Inc.	941,184
5,800	Metlife, Inc.	319,174
9,200	MGIC Investment Corp.	532,404
8,300	Monster Worldwide, Inc. *	338,142
6,100	Moody's Corp.	373,198
7,300	Morgan Stanley	480,267
33,200	Motorola, Inc.	776,216
34,600	National City Corp.	1,196,468
8,800	New Century Financial Corp. (a)	340,648
22,100	News Corp.-Class A	420,563
6,900	NII Holdings, Inc. *	368,115
10,200	Nordstrom, Inc.	380,970
13,700	Norfolk Southern Corp.	585,401

See accompanying notes to the financial statements.

13

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	United States — continued
3,300	Northrop Grumman Corp.	220,473
12,600	Nucor Corp.	615,762
14,100	Nvidia Corp. *	410,451
600	NVR, Inc. *	308,190
16,625	Old Republic International Corp.	347,463
85,000	Oracle Corp. *	1,330,250
8,800	Peabody Energy Corp.	387,816
374,400	Pfizer, Inc.	10,318,464
7,600	Phelps Dodge Corp.	680,200
9,900	PMI Group (The), Inc.	428,076
5,700	PNC Financial Services Group, Inc.	403,503
7,600	Precision Castparts Corp.	444,144
10,700	Progress Energy, Inc.	474,331
8,800	Prudential Financial, Inc.	646,008
23,600	Pulte Homes, Inc.	700,212
13,300	Qualcomm, Inc.	501,011
56,500	Qwest Communications International, Inc. *	497,765
7,000	Radian Group, Inc.	419,160
8,175	Realogy Corp. *	174,945
6,200	Reynolds American, Inc.	403,434
5,500	Rockwell Automation, Inc.	310,090
6,100	Ryder Systems, Inc.	301,462
7,200	Ryland Group, Inc.	307,224
11,600	Sabre Holdings Corp.-Class A	254,272
32,700	Safeway, Inc.	1,011,411
28,700	Sara Lee Corp.	477,281
27,600	Schlumberger Ltd	1,691,880
6,500	SEI Investment Co.	331,760
4,700	Simon Property Group, Inc. REIT	398,513
5,900	Southern Copper Corp.	544,688
10,000	SPX Corp.	528,000
20,900	St. Paul Travelers Cos. (The), Inc.	917,510
10,200	Starbucks Corp. *	316,302
11,700	Stryker Corp.	561,951
11,142	Supervalu, Inc.	318,216
49,900	Tellabs, Inc. *	508,481

See accompanying notes to the financial statements.

14

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	United States — continued
30,300	Texas Instruments, Inc.	987,477
10,200	Toll Brothers, Inc. *	269,484
4,800	Torchmark Corp.	298,608
7,500	Union Pacific Corp.	602,625
6,600	United Technologies Corp.	413,886
36,000	UnumProvident Corp.	682,200
5,900	USG Corp. *	300,900
14,100	Valero Energy Corp.	809,340
69,500	Verizon Communications, Inc.	2,445,010
2,800	Vornado Realty Trust	296,548
38,600	Wachovia Corp.	2,108,718
35,049	Washington Mutual, Inc.	1,468,203
11,300	Waste Management, Inc.	387,364
6,900	Weatherford International Ltd *	296,700
62,200	Wells Fargo & Co.	2,161,450
4,700	Whirlpool Corp.	380,277
8,684	Windstream Corp.	114,629
6,540	Wyndham Worldwide Corp. *	191,360
		136,841,234
	TOTAL COMMON STOCKS (COST $288,722,745)	315,895,796
	PREFERRED STOCKS — 0.1%
	Germany — 0.1%
8,638	Volkswagen AG 2.70%	487,824
	TOTAL PREFERRED STOCKS (COST $357,352)	487,824
	RIGHTS AND WARRANTS — 0.0%
	Switzerland — 0.0%
1,289	Swisscom AG Warrants, expires 09/13/06 *	3,278
	TOTAL RIGHTS AND WARRANTS (COST $2,745)	3,278

See accompanying notes to the financial statements.

15

GMO Developed World Stock Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 6.3%
5,990,091	Boston Global Investment Trust - Enhanced Portfolio (b)	5,990,091
14,900,000	Branch Bank & Trust Time Deposit, 5.26% due 09/01/06	14,900,000
	TOTAL SHORT-TERM INVESTMENTS (COST $20,890,091)	20,890,091
	TOTAL INVESTMENTS — 101.0% (Cost $309,972,933)	337,276,989
	Other Assets and Liabilities (net) — (1.0%)	(3,325,012)
	TOTAL NET ASSETS — 100.0%	$333,951,977

See accompanying notes to the financial statements.

16

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

A summary of outstanding financial instruments at August 31, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
11/22/06	CAD	15,085,845	$13,682,938	$125,282
11/22/06	CHF	261,396	214,097	(130)
11/22/06	EUR	594,000	764,525	551
11/22/06	GBP	53,000	101,022	457
11/22/06	HKD	3,073,000	396,072	(15)
11/22/06	JPY	407,680,140	3,510,839	(28,538)
11/22/06	NOK	7,421,423	1,179,520	(10,051)
11/22/06	NZD	1,891,754	1,233,844	32,246
11/22/06	SEK	74,896,478	10,396,166	(100,727)
11/22/06	SGD	4,321,682	2,756,772	(975)
				$18,100
Sales
11/22/06	AUD	616,156	$469,692	$(977)
11/22/06	EUR	690,936	889,289	(19)
11/22/06	GBP	10,082,428	19,217,884	(149,109)
11/22/06	HKD	9,168,167	1,181,663	555
				$(149,550)

See accompanying notes to the financial statements.

17

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
2	CAC 40	September 2006	$132,394	$97
81	DAX	September 2006	15,205,362	1,021,427
1	EURONEXT	September 2006	120,274	161
5	MSCI Singapore	September 2006	188,594	2,951
2	OMXS 30	September 2006	27,391	289
4	S&P 500	September 2006	1,305,600	1,059
2	TOPIX	September 2006	278,462	3,748
2	TOPIX	December 2006	277,439	2,811
				$1,032,543
Sales
17	FTSE 100	September 2006	$1,910,895	$(110,504)
1	Hang Seng	September 2006	111,723	(2,791)
3	IBEX 35	September 2006	467,325	(10,842)
12	S&P/MIB	September 2006	2,922,790	(96,050)
13	SPI 200	September 2006	1,266,494	(46,945)
				$(267,132)

As of August 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

18

GMO Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  All or a portion of this security represents investment of security lending collateral (Note 2).

As of August 31, 2006, 52.1% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

Currency Abbreviations:

AUD - Australian Dollar CAD - Canadian Dollar CHF - Swiss Franc EUR - Euro GBP - British Pound HKD - Hong Kong Dollar	JPY - Japanese Yen NOK - Norwegian Krone NZD - New Zealand Dollar SEK - Swedish Krona SGD - Singapore Dollar

See accompanying notes to the financial statements.

19

GMO Developed World Stock Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments, at value, including securities on loan of $5,672,679 (cost $309,972,933) (Note 2)	$337,276,989
Cash	52,508
Foreign currency, at value (cost $481,354) (Note 2)	484,104
Receivable for investments sold	372,772
Dividends and interest receivable	775,645
Foreign taxes receivable	66,023
Unrealized appreciation on open forward currency contracts (Note 2)	159,091
Receivable for collateral on open futures contracts (Note 2)	1,575,000
Receivable for expenses reimbursed by Manager (Note 3)	41,664
Total assets	340,803,796
Liabilities:
Collateral on securities loaned, at value (Note 2)	5,990,091
Payable for investments purchased	279,055
Payable to affiliate for (Note 3):
Management fee	130,174
Shareholder service fee	35,542
Trustees and Chief Compliance Officer fees	660
Unrealized depreciation on open forward currency contracts (Note 2)	290,541
Payable for variation margin on open futures contracts (Note 2)	39,429
Accrued expenses	86,327
Total liabilities	6,851,819
Net assets	$333,951,977

See accompanying notes to the financial statements.

20

GMO Developed World Stock Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$298,134,919
Accumulated undistributed net investment income	4,114,145
Accumulated net realized gain	3,760,075
Net unrealized appreciation	27,942,838
$333,951,977
Net assets attributable to:
Class III shares	$190,965,031
Class IV shares	$142,986,946
Shares outstanding:
Class III	8,342,312
Class IV	6,242,245
Net asset value per share:
Class III	$22.89
Class IV	$22.91

See accompanying notes to the financial statements.

21

GMO Developed World Stock Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $355,644)	$4,856,143
Interest (including securities lending income of $149,806)	485,114
Total investment income	5,341,257
Expenses:
Management fee (Note 3)	761,867
Shareholder service fee – Class III (Note 3)	137,589
Shareholder service fee – Class IV (Note 3)	70,373
Custodian and fund accounting agent fees	148,120
Transfer agent fees	21,160
Audit and tax fees	30,084
Legal fees	3,130
Trustees fees and related expenses (Note 3)	2,452
Registration fees	3,864
Miscellaneous	3,128
Total expenses	1,181,767
Fees and expenses reimbursed by Manager (Note 3)	(208,564)
Net expenses	973,203
Net investment income (loss)	4,368,054
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	3,959,410
Closed futures contracts	(516,499)
Foreign currency, forward contracts and foreign currency related transactions	349,833
Net realized gain (loss)	3,792,744
Change in net unrealized appreciation (depreciation) on:
Investments	4,577,228
Open futures contracts	272,240
Foreign currency, forward contracts and foreign currency related transactions	(211,914)
Net unrealized gain (loss)	4,637,554
Net realized and unrealized gain (loss)	8,430,298
Net increase (decrease) in net assets resulting from operations	$12,798,352

See accompanying notes to the financial statements.

22

GMO Developed World Stock Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Period from August 1, 2005 (commencement of operations) through February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$4,368,054	$1,630,759
Net realized gain (loss)	3,792,744	2,301,807
Change in net unrealized appreciation (depreciation)	4,637,554	23,305,284
Net increase (decrease) in net assets from operations	12,798,352	27,237,850
Distributions to shareholders from:
Net investment income
Class III	(345,666)	(395,896)
Class IV	(277,844)	(357,127)
Total distributions from net investment income	(623,510)	(753,023)
Net realized gains
Class III	(1,607,747)	—
Class IV	(1,234,864)	—
Total distributions from net realized gains	(2,842,611)	—
	(3,466,121)	—
Net share transactions (Note 7):
Class III	6,212,380	164,617,846
Class IV	1,512,708	124,982,127
Increase (decrease) in net assets resulting from net share transactions	7,725,088	289,599,973
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	19,568	415,290
Class IV	—	375,000
Increase in net assets resulting from net purchase premiums and redemption fees	19,568	790,290
Total increase (decrease) in net assets resulting from net share transactions and net purchase premiums and redemption fees	7,744,656	290,390,263
Total increase (decrease) in net assets	17,076,887	316,875,090
Net assets:
Beginning of period	316,875,090	—
End of period (including accumulated undistributed net investment income of $4,114,145 and $369,601, respectively)	$333,951,977	$316,875,090

See accompanying notes to the financial statements.

23

GMO Developed World Stock Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006 (Unaudited)		Period from August 1, 2005 (commencement of operations) through February 28, 2006
Net asset value, beginning of period	$22.24		$20.00
Income (loss) from investment operations:
Net investment income (loss)†	0.30		0.15
Net realized and unrealized gain (loss)	0.59		2.15
Total from investment operations	0.89		2.30
Less distributions to shareholders:
From net investment income	(0.04)		(0.06)
From net realized gains	(0.20)		—
Total distributions	(0.24)		(0.06)
Net asset value, end of period	$22.89		$22.24
Total Return(a)	4.05	%**	11.51	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$190,965		$179,466
Net expenses to average daily net assets	0.62	%*	0.62	%*
Net investment income to average daily net assets	2.67	%*	1.27	%*
Portfolio turnover rate	18	%**	15	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.13	%*	0.20	%*
Purchase premiums and redemption fees consisted of the following per share amounts:	$—	(b)	$0.07

†  Calculated using average shares outstanding throughout the period.

(a)  The total return would have been lower had certain expenses not been reimbursed during the period shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)  Purchase premiums and redemption fees were less than $0.01 per share.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

24

GMO Developed World Stock Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2006 (Unaudited)		Period from September 1, 2005 (commencement of operations) through February 28, 2006
Net asset value, beginning of period	$22.25		$20.24
Income (loss) from investment operations:
Net investment income (loss)†	0.31		0.12
Net realized and unrealized gain (loss)	0.60		1.95
Total from investment operations	0.91		2.07
Less distributions to shareholders:
From net investment income	(0.05)		(0.06)
From net realized gains	(0.20)		—
Total distributions	(0.25)		(0.06)
Net asset value, end of period	$22.91		$22.25
Total Return(a)	4.10	%**	10.23	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$142,987		$137,409
Net expenses to average daily net assets	0.57	%*	0.57	%*
Net investment income to average daily net assets	2.72	%*	1.20	%*
Portfolio turnover rate	18	%**	15	%**††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.13	%*	0.17	%*
Purchase premiums and redemption fees consisted of the following per share amounts:	$—		$0.06

†  Calculated using average shares outstanding throughout the period.

(a)  The total return would have been lower had certain expenses not been reimbursed during the period shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

*  Annualized.

**  Not annualized.

††  Calculation represents portfolio turnover rate of the Fund for the period August 1, 2005 through February 28, 2006.

See accompanying notes to the financial statements.

25

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Developed World Stock Fund (the "Fund"), which commenced operations on August 1, 2005, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its investment objective by outperforming the MSCI World Index. The Fund typically makes equity investments in companies from the world's developed markets, including the U.S.

Throughout the six months ended August 31, 2006, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different level of shareholder service fees.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

26

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price,

27

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no written option contracts outstanding at the end of the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

28

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery

29

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

of cash by the Fund may be delayed or limited. There were no repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2006, the Fund had loaned securities having a market value of $5,672,679, collateralized by cash in the amount of $5,990,091, which was invested in the Boston Global Investment Trust – Enhanced Portfolio.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non - U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

30

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$310,012,311	$35,849,694	$(8,585,016)	$27,264,678

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

31

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Purchase and redemption of Fund shares

The premium on cash purchases and fee on redemptions of Fund shares are currently each 0.30% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transactions costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in-capital. For the six months ended August 31, 2006, the Fund received $16,202 in purchase premiums and $3,366 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of estimated costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. There is no premium for reinvested distributions.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.47% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes) exceed 0.47% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006, was $1,716 and $920, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

32

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $59,135,084 and $54,172,941, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders

As of August 31, 2006, 71.6% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Period from August 1, 2005 (commencement of operations) through February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	236,946	$5,384,299	8,121,989	$165,726,450
Shares issued to shareholders in reinvestment of distributions	87,754	1,953,413	18,807	395,896
Shares repurchased	(50,503)	(1,125,332)	(72,681)	(1,504,500)
Purchase premiums and redemption fees	—	19,568	—	415,290
Net increase (decrease)	274,197	$6,231,948	8,068,115	$165,033,136

33

GMO Developed World Stock Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

	Six Months Ended August 31, 2006 (Unaudited)		Period from September 1, 2005 (commencement of operations) through February 28, 2006
Class IV:	Shares	Amount	Shares	Amount
Shares sold	—	$—	6,157,362	$124,625,000
Shares issued to shareholders in reinvestment of distributions	67,926	1,512,708	16,957	357,127
Shares repurchased	—	—	—	—
Purchase premiums and redemption fees	—	—	—	375,000
Net increase (decrease)	67,926	$1,512,708	6,174,319	$125,357,127

34

GMO Developed World Stock Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO Developed World Stock Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee

35

GMO Developed World Stock Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

36

GMO Developed World Stock Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

37

GMO Developed World Stock Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

38

GMO Developed World Stock Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2006 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.62%	$1,000.00	$1,040.50	$3.19
2) Hypothetical	0.62%	$1,000.00	$1,022.08	$3.16
Class IV
1) Actual	0.57%	$1,000.00	$1,041.00	$2.93
2) Hypothetical	0.57%	$1,000.00	$1,022.33	$2.91

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

39

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	97.2%
Short-Term Investments	1.8
Forward Currency Contracts	0.5
Swaps	0.5
Loan Assignments	0.2
Loan Participations	0.2
Call Options Purchased	0.1
Promissory Notes	0.0
Put Options Purchased	0.0
Rights and Warrants	0.0
Written Options	0.0
Futures	(0.3)
Reverse Repurchase Agreements	(0.8)
Other	0.6
100.0%
Country/Region Summary**	% of Investments
United States	81.8%
Australia	20.9
Sweden	19.4
Euro Region***	0.4
United Kingdom	0.4
Canada	(10.4)
Japan	(12.5)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying fund(s)").

**  The table above incorporates aggregate indirect country exposure. The table excludes short-term investments and any investment in the underlying fund(s) that are less than 3% of invested assets. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Belgium, Finland, France, Germany, Ireland, Italy, Netherlands and Spain.

1

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 21.5%
	United States — 21.5%
	Corporate Debt — 0.7%
13,850,000	JP Morgan & Co. Series MTN, Variable Rate, CPI + 4.00%, 4.60%, due 02/15/12	14,877,670
	U.S. Government — 20.8%
20,444,400	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26 (a)	19,690,513
82,770,546	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/25 (a)	84,503,554
2,508,800	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28 (a)	3,126,200
185,274,350	U.S. Treasury Inflation Indexed Note, 0.88%, due 04/15/10 (a) (b)	175,981,683
70,839,846	U.S. Treasury Inflation Indexed Note, 2.00%, due 01/15/16 (a)	69,312,362
33,366,540	U.S. Treasury Inflation Indexed Note, 2.00%, due 07/15/14 (a)	32,725,277
31,687,270	U.S. Treasury Inflation Indexed Note, 2.38%, due 04/15/11 (a) (c)	31,801,146
		417,140,735
	Total United States	432,018,405
	TOTAL DEBT OBLIGATIONS (COST $428,377,674)	432,018,405
	MUTUAL FUNDS — 77.3%
	Affiliated Issuers — 77.3%
5,361,922	GMO Emerging Country Debt Fund, Class III	59,731,809
41,867,395	GMO Short-Duration Collateral Fund	1,090,226,973
28,918	GMO Special Purpose Holding Fund (d)	140,543
15,728,877	GMO World Opportunity Overlay Fund	400,142,640
	TOTAL MUTUAL FUNDS (COST $1,544,924,485)	1,550,241,965

See accompanying notes to the financial statements.

2

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.2%
	Money Market Funds — 0.2%
3,330,834	Merrimac Cash Series-Premium Class	3,330,834
	TOTAL SHORT-TERM INVESTMENTS (COST $3,330,834)	3,330,834
	TOTAL INVESTMENTS — 99.0% (Cost $1,976,632,993)	1,985,591,204
	Other Assets and Liabilities (net) — 1.0%	20,635,457
	TOTAL NET ASSETS — 100.0%	$2,006,226,661

See accompanying notes to the financial statements.

3

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

A summary of outstanding financial instruments at August 31, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
10/24/06	AUD	305,300,000	$232,872,155	$699,336
9/19/06	CHF	42,500,000	34,579,198	(42,086)
9/12/06	GBP	134,600,000	256,310,258	2,705,059
10/10/06	JPY	2,550,000,000	21,826,434	(401,669)
10/03/06	NZD	141,900,000	92,832,507	3,516,739
9/05/06	SEK	1,921,583	265,163	(1,413)
				$6,475,966
Sales
10/24/06	AUD	47,500,000	$36,231,338	$(151,280)
10/31/06	CAD	39,600,000	35,891,556	(186,670)
9/19/06	CHF	255,000,000	207,475,190	281,977
9/26/06	EUR	116,600,000	149,576,337	(174,510)
10/10/06	JPY	38,830,000,000	332,360,951	6,657,119
				$6,426,636

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
9/05/06	EUR	44,400,000	SEK	408,814,440	$(469,962)
10/17/06	EUR	65,300,000	NOK	515,931,968	(2,049,277)
9/05/06	SEK	410,736,023	EUR	44,400,000	204,799
10/17/06	NOK	135,587,760	EUR	16,800,000	74,955
11/07/06	EUR	38,300,000	SEK	354,035,625	(162,049)
					$(2,401,534)

See accompanying notes to the financial statements.

4

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
1,740	Australian Government Bond 10 Yr.	September 2006	$136,160,465	$1,436,405
3,049	Australian Government Bond 3 Yr.	September 2006	234,119,896	761,322
123	Euro BOBL	September 2006	17,404,871	103,545
235	Euro Bund	September 2006	35,607,578	436,663
5	Japanese Government Bond 10 Yr. (LIF)	September 2006	5,754,504	(1,387)
				$2,736,548
Sales
1,502	Canadian Government Bond 10 Yr.	December 2006	$155,105,655	$(1,101,367)
204	Japanese Government Bond 10 Yr. (TSE)	September 2006	234,557,856	(4,642,958)
1,182	U.S. Long Bond	December 2006	131,275,875	(687,481)
1,345	U.S. Treasury Note 10 Yr.	December 2006	144,419,375	(442,364)
1,879	U.S. Treasury Note 2 Yr.	December 2006	383,961,906	(630,893)
740	U.S. Treasury Note 5 Yr.	December 2006	77,780,937	(188,668)
95	UK Gilt Long Bond	December 2006	19,928,073	(61,785)
				$(7,755,516)

As of August 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
110,000,000	SEK	9/20/2008	JP Morgan	Receive	3.20%	3 month
			Chase Bank			SEK STIBOR	$(125,530)
220,000,000	SEK	9/20/2008	Merrill Lynch	Receive	3.20%	3 month SEK STIBOR	(251,061)

See accompanying notes to the financial statements.

5

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
667,000,000	SEK	9/20/2011	Citigroup	Receive	3.60%	3 month
						SEK STIBOR	$(1,322,915)
545,000,000	SEK	9/20/2011	Deutsche Bank AG	Receive	3.60%	3 month SEK STIBOR	(1,080,943)
75,000,000	SEK	9/20/2013	Deutsche Bank AG	Receive	3.70%	3 month SEK STIBOR	(203,234)
425,000,000	SEK	9/20/2013	JP Morgan Chase Bank	Receive	3.70%	3 month SEK STIBOR	(1,151,661)
145,000,000	SEK	9/20/2013	Merrill Lynch	Receive	3.70%	3 month SEK STIBOR	(392,920)
350,000,000	SEK	9/20/2016	Barclays Bank PLC	Receive	3.75%	3 month SEK STIBOR	(1,439,645)
75,000,000	SEK	9/20/2016	JP Morgan Chase Bank	Receive	3.75%	3 month SEK STIBOR	(308,495)
							$(6,276,404)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Net Unrealized Appreciation (Depreciation)
125,000,000	USD	9/29/2006	Barclays Bank PLC	1 month	Barclays TIPS
				LIBOR - 0.04%	Index Total Return	$1,638,653
250,000,000	USD	10/31/2006	Barclays Bank PLC	1 month LIBOR - 0.04%	Barclays TIPS Index Total Return	2,081,295
203,844,739	USD	11/13/2006	Barclays Bank PLC	1 month LIBOR - 0.04%	Barclays TIPS Index Total Return	1,292,298
280,120,042	USD	11/30/2006	Barclays Bank PLC	1 month LIBOR - 0.04%	Barclays TIPS Index Total Return	3,713,425
97,021,964	USD	12/29/2006	Barclays Bank PLC	1 month LIBOR - 0.04%	Barclays TIPS Index Total Return	1,286,176
600,000,000	USD	1/31/2007	Barclays Bank PLC	1 month LIBOR - 0.04%	Barclays TIPS Index Total Return	4,995,109
6,000,000	USD	2/28/2007	JP Morgan Chase Bank	1 month LIBOR - 0.08%	Lehman Brothers 1 - 10 Year TIPS Index	—
						$15,006,956

See accompanying notes to the financial statements.

6

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Notes to Schedule of Investments:

CPI - Consumer Price Index

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

STIBOR - Stockholm Interbank Offered Rate

TIPS - Treasury Inflation Protected Securities

Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 2006, which are subject to change based on the terms of the security.

(a)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(b)  All or a portion of this security has been segregated to cover collateral requirements on open swap contracts (Note 2).

(c)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 2).

(d)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

Currency Abbreviations:

AUD - Australian Dollar CAD - Canadian Dollar CHF - Swiss Franc EUR - Euro GBP - British Pound	JPY - Japanese Yen NOK - Norwegian Krone NZD - New Zealand Dollar SEK - Swedish Krona USD - United States Dollar

See accompanying notes to the financial statements.

7

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $431,708,508) (Note 2)	$435,349,239
Investments in affiliated issuers, at value (cost $1,544,924,485) (Note 2 and 8)	1,550,241,965
Receivable for Fund shares sold	2,000,000
Interest receivable	1,572,921
Unrealized appreciation on open forward currency and cross currency contracts (Note 2)	14,139,984
Receivable for open swap contracts (Note 2)	15,006,956
Receivable for closed swap contracts (Note 2)	19,550
Receivable for expenses reimbursed by Manager (Note 3)	39,793
Total assets	2,018,370,408
Liabilities:
Foreign currency due to custodian	182,328
Payable to affiliate for (Note 3):
Management fee	387,737
Shareholder service fee	111,639
Trustees and Chief Compliance Officer fees	244
Unrealized depreciation on open forward currency and cross currency contracts (Note 2)	3,638,916
Payable for open swap contracts (Note 2)	6,276,404
Payable for variation margin on open futures contracts (Note 2)	1,529,015
Accrued expenses	17,464
Total liabilities	12,143,747
Net assets	$2,006,226,661

See accompanying notes to the financial statements.

8

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$1,967,637,490
Accumulated undistributed net investment income	4,704,956
Accumulated net realized gain	1,253,514
Net unrealized appreciation	32,630,701
$2,006,226,661
Net assets attributable to:
Class III shares	$276,633,587
Class IV shares	$154,421,669
Class VI shares	$1,575,171,405
Shares outstanding:
Class III	10,711,722
Class IV	5,979,079
Class VI	60,965,862
Net asset value per share:
Class III	$25.83
Class IV	$25.83
Class VI	$25.84

See accompanying notes to the financial statements.

9

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Statement of Operations — Period from May 31, 2006 (commencement of operations)
through August 31, 2006 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$2,889,846
Interest	2,504,867
Total investment income	5,394,713
Expenses:
Management fee (Note 3)	564,226
Shareholder service fee – Class III (Note 3)	47,525
Shareholder service fee – Class IV (Note 3)	16,082
Shareholder service fee – Class VI (Note 3)	97,859
Custodian, fund accounting agent and transfer agent fees	13,892
Audit and tax fees	22,356
Legal fees	1,564
Trustees fees and related expenses (Note 3)	1,293
Registration fees	1,288
Miscellaneous	1,104
Total expenses	767,189
Fees and expenses reimbursed by Manager (Note 3)	(39,836)
Indirectly incurred fees waived or borne by Manager (Note 3)	(27,700)
Shareholder service fee waived – (Note 3)	(9,896)
Net expenses	689,757
Net investment income (loss)	4,704,956
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	170,895
Realized gains distributions from affiliated issuers (Note 8)	236,468
Closed futures contracts	(7,156,379)
Closed swap contracts	5,913,569
Foreign currency, forward contracts and foreign currency related transactions	2,088,961
Net realized gain (loss)	1,253,514
Change in net unrealized appreciation (depreciation) on:
Investments	8,958,211
Open futures contracts	(5,018,968)
Open swap contracts	18,187,567
Foreign currency, forward contracts and foreign currency related transactions	10,503,891
Net unrealized gain (loss)	32,630,701
Net realized and unrealized gain (loss)	33,884,215
Net increase (decrease) in net assets resulting from operations	$38,589,171

See accompanying notes to the financial statements.

10

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

Period from May 31, 2006 (commencement of operations) through August 31, 2006 (Unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$4,704,956
Net realized gain (loss)	1,253,514
Change in net unrealized appreciation (depreciation)	32,630,701
Net increase (decrease) in net assets from operations	38,589,171
Net share transactions (Note 7):
Class III	270,825,907
Class IV	150,778,165
Class VI	1,546,033,418
Increase (decrease) in net assets resulting from net share transactions	1,967,637,490
Total increase (decrease) in net assets	2,006,226,661
Net assets:
Beginning of period	—
End of period (including accumulated undistributed net investment income of $4,704,956)	$2,006,226,661

See accompanying notes to the financial statements.

11

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout the period)

	Period from June 29, 2006 (commencement of operations) through August 31, 2006 (Unaudited)
Net asset value, beginning of period	$24.96
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.12
Net realized and unrealized gain (loss)	0.75
Total from investment operations	0.87
Net asset value, end of period	$25.83
Total Return(b)	3.49	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$276,634
Net expenses to average daily net assets(c)	0.38	%*
Net investment income to average daily net assets(a)	2.81	%*
Portfolio turnover rate	7	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying fund(s) in which the Fund invests.

(b)  The total return would have been lower had certain expenses not been reimbursed during the period shown.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying fund(s) (See Note 3).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

††  Calculation represents portfolio turnover of the Fund for the period from May 31, 2006 (commencement of operations) through August 31, 2006.

See accompanying notes to the financial statements.

12

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout the period)

	Period from July 18, 2006 (commencement of operations) through August 31, 2006 (Unaudited)
Net asset value, beginning of period	$25.07
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.02
Net realized and unrealized gain (loss)	0.74
Total from investment operations	0.76
Net asset value, end of period	$25.83
Total Return(b)	3.03	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$154,422
Net expenses to average daily net assets(c)	0.33	%*
Net investment income to average daily net assets(a)	0.81	%*
Portfolio turnover rate	7	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying fund(s) in which the Fund invests.

(b)  The total return would have been lower had certain expenses not been reimbursed during the period shown.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying fund(s) (See Note 3).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

††  Calculation represents portfolio turnover of the Fund for the period from May 31, 2006 (commencement of operations) through August 31, 2006.

See accompanying notes to the financial statements.

13

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout the period)

	Period from May 31, 2006 (commencement of operations) through August 31, 2006 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.13
Net realized and unrealized gain (loss)	0.71
Total from investment operations	0.84
Net asset value, end of period	$25.84
Total Return(b)	3.36	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,575,171
Net expenses to average daily net assets(c)	0.29	%*
Net investment income to average daily net assets(a)	2.07	%*
Portfolio turnover rate	7	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.03	%*

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying fund(s) in which the Fund invests.

(b)  The total return would have been lower had certain expenses not been reimbursed during the period shown.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying fund(s) (See Note 3).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

14

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Inflation Indexed Plus Bond Fund (the "Fund"), which commenced operations on May 31, 2006, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of the Lehman Brothers U.S. Treasury Inflation Notes Index. The Fund primarily makes investments that are indexed or otherwise "linked" to general measures of inflation in the country of issue. The Fund seeks additional returns by investing in global interest rate, currency, and emerging country debt markets. The Fund may invest in or use inflation indexed bonds issued by the U.S. and foreign governments and their agencies or instrumentalities; shares of GMO Short-Duration Collateral Fund; shares of GMO World Opportunity Overlay Fund; futures contracts, currency forwards, swap contracts, and other types of derivatives; sovereign debt of emerging countries, primarily through investment in shares of GMO Emerging Country Debt Fund ("ECDF") (limited to 5% of the Fund's total assets); and non-inflation indexed (or nominal) fixed income securities issued by the U.S. and foreign governments and their agencies or instrumentalities.

Inflation indexed bonds issued by the U.S. Treasury are fixed income securities whose principal value is periodically adjusted according to the rate of U.S. inflation. Inflation indexed bonds issued by a foreign government are generally adjusted to reflect a comparable local inflation index.

As of August 31, 2006, the Fund had three classes of shares outstanding: Class III, Class IV and Class VI. Class VI, Class III and Class IV commenced operations on May 31, 2006, June 29, 2006 and July 18, 2006, respectively. Each class of shares bears a different level of shareholder servicing fees.

The financial statements of the series of the Trust in which the Fund invests ("underlying fund(s)") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). Shares of GMO Short-Duration Collateral Fund, GMO Special Purpose Holding Fund and GMO World Opportunity Overlay Fund are not publicly available.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently

15

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and, at its discretion, may override a price supplied by a source (by taking a price supplied by another source).

Certain securities held by the Fund or underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of August 31, 2006, the total value of these securities represented 31.4% of net assets.

GMO Special Purpose Holding Fund ("SPHF"), a holding of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF. The outcome of the lawsuits against the defendants is not predictable and any potential recoveries are not reflected in the net asset value of the Fund. To the extent additional recoveries are realized, such recoveries may be material to the net asset value of the Fund.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or

16

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

17

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no written option contracts outstanding at the end of the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which

18

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. There were no loan agreements outstanding at the end of the period.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial

19

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. There were no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and broker-dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. There were no reverse repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the

20

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2006, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund has adopted a tax year-end of December 31. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,976,632,993	$10,433,396	$(1,475,185)	$8,958,211

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

21

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s). Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of the underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of 0.15% for Class III shares, 0.10% for Class IV shares and 0.055% for Class VI shares. The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds 0.15% for Class III shares, 0.10% for Class IV shares and 0.055% for Class VI shares; provided, however, that the amount of this waiver will not exceed the respective Class' shareholder service fee.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in the underlying Funds, fees and expenses of the independent trustees of the Trust, expenses for legal services not procured or provided by the Manager for the Trust,

22

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2007 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's fees and expenses of the independent trustees of the Trust, fees expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's CCO (excluding any employee benefits), and investment-related expenses such as brokerage commissions, hedging transaction fees, securities lending fees and expenses, interest expense and transfer taxes), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in underlying fund(s). For the period ended August 31, 2006, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.014%	0.005%	0.017%	0.036%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2006 was $833 and $92, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

For the period ended August 31, 2006, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$411,986,377	$—
Investments (non-U.S. Government securities)	1,612,773,554	53,000,000

23

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2006, 62.9% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. One of the shareholders is a fund of the Trust. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2006, less than 0.1% of the Fund's shares were held by thirteen related parties comprised of certain GMO employee accounts, and 90.5% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Period from June 29, 2006 (commencement of operations) through August 31, 2006 (Unaudited)
Class III:	Shares	Amount
Shares sold	14,517,812	$366,244,577
Shares issued to shareholders in reinvestment of distributions	—	—
Shares repurchased	(3,806,090)	(95,418,670)
Net increase (decrease)	10,711,722	$270,825,907

24

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

	Period from July 18, 2006 (commencement of operations) through August 31, 2006 (Unaudited)
Class IV:	Shares	Amount
Shares sold	5,979,079	$150,778,165
Shares issued to shareholders in reinvestment of distributions	—	—
Shares repurchased	—	—
Net increase (decrease)	5,979,079	$150,778,165
	Period from May 31, 2006 (commencement of operations) through August 31, 2006 (Unaudited)
Class VI:	Shares	Amount
Shares sold	60,970,420	$1,546,148,418
Shares issued to shareholders in reinvestment of distributions	—	—
Shares repurchased	(4,558)	(115,000)
Net increase (decrease)	60,965,862	$1,546,033,418

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the securities of affiliated issuers during the period ended August 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Country Debt Fund, Class III	$—	$58,330,103	$—	$93,635	$236,468	$59,731,809
GMO Short-Duration Collateral Fund	—	1,137,796,211	53,000,000	2,796,211	—	1,090,226,973
GMO Special Purpose Holding Fund	—	139,034	—	—	—	140,543	*
GMO World Opportunity Overlay Fund	—	401,500,000	—	—	—	400,142,640
Totals	$—	$1,597,765,348	$53,000,000	$2,889,846	$236,468	$1,550,241,965

*  After the effect of return of capital distributions of $11,757 on June 16, 2006.

25

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of investment management agreement for GMO Inflation Indexed Plus Bond Fund. In determining to approve the initial investment management agreement of the Fund, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. At a meeting on March 1, 2006, the Trustees discussed materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the Manager's proposal to establish the Fund, as well as two other funds of the Trust, as new series of the Trust and the proposed new investment management agreements between the Trust, on behalf of each such fund, and the Manager. The Trustees considered separately the investment management agreement for each fund, but noted the common interests of the funds. During the meeting, the Trustees met with a member of the Manager's Fixed Income Division – the investment division which would be responsible for the management of the Fund. As discussed below, at meetings throughout the year, the Trustees also considered other information relevant to approval of the Fund's investment management agreement.

The Trustees considered that they had met with the Fund's investment advisory personnel over the course of the year. The Trustees also considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel who will provide services under the Fund's investment management agreement. In addition, the Trustees considered information concerning the investment philosophy of, and investment process to be applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention to be devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its performance. However, the Trustees considered the qualifications and experience of the personnel responsible for managing the Trust's existing fixed income funds, the support those personnel received from the Manager, the investment techniques used to manage those funds, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper Inc. ("Lipper") concerning fees paid to managers of funds deemed by Lipper to have similar objectives. Moreover, the Trustees discussed with the Manager differences in the Fund's advisory fee, projected expense ratio, and investment program as compared to GMO Inflation Indexed Bond Fund, an existing series of the Trust with a similar policy to invest primarily in inflation indexed bonds. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques to be used to manage the Fund. Since the Fund had not yet commenced operations, the Trustees were unable to review the Manager's profitability with respect to the Fund. The Trustees did, however, consider both the estimated

26

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

dollar amount of fees to be paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value to be derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered that the fee to be charged under the Fund's investment management agreement is based on services to be provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which the Fund may invest, noting in particular that, pursuant to a proposed contractual expense reimbursement arrangement with respect to the Fund, the Manager would effectively reimburse the Fund for certain of the fees and expenses (including advisory fees) that the Fund would otherwise bear as a result of its investments in those other funds. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee to be charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services to be provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services to be provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund would be consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services to be provided by persons other than the Manager, considering, among other things, the Fund's estimated total expenses, the Manager's proposed contractual expense reimbursement arrangement with respect to the Fund, and the reputation of the Fund's other service providers.

27

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services to be provided supported the approval of the Fund's investment management agreement.

At the end of the meeting on March 1, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the Fund's initial investment management agreement for an initial period ending on the second anniversary of the agreement's execution.

28

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, as outlined in the notes to the table below.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

29

GMO Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2006 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred
Class III
1	) Actual	0.42%	$1,000.00	$1,034.90	$0.74	(a)
2	) Hypothetical	0.42%	$1,000.00	$1,023.09	$2.14	(b)
Class IV
1	) Actual	0.37%	$1,000.00	$1,026.20	$0.45	(c)
2	) Hypothetical	0.37%	$1,000.00	$1,023.34	$1.89	(b)
Class VI
1	) Actual	0.33%	$1,000.00	$1,033.60	$0.85	(d)
2	) Hypothetical	0.33%	$1,000.00	$1,023.54	$1.68	(b)

  (a)  For the period June 29, 2006 (commencement of operations) through August 31, 2006. Expense is calculated using the Class's annualized net expense ratio (including interest expense and indirect expenses incurred) for the period ended August 31, 2006, multiplied by the average account value over the period, multiplied by 63 days in the period, divided by 365 days in the year.

  (b)  For the period March 1, 2006 through August 31, 2006. Expense is calculated using the Class's annualized net expense ratio (including interest expense and indirect expenses incurred) for the period ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

  (c)  For the period July 18, 2006 (commencement of operations) through August 31, 2006. Expense is calculated using the Class's annualized net expense ratio (including interest expense and indirect expenses incurred) for the period ended August 31, 2006, multiplied by the average account value over the period, multiplied by 44 days in the period, divided by 365 days in the year.

  (d)  For the period May 31, 2006 (commencement of operations) through August 31, 2006. Expense is calculated using the Class's annualized net expense ratio (including interest expense and indirect expenses incurred) for the period ended August 31, 2006, multiplied by the average account value over the period, multiplied by 92 days in the period, divided by 365 days in the year.

30

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	91.5%
Short-Term Investments	7.7
Preferred Stocks	3.1
Rights and Warrants	0.0
Other	(2.3)
100.0%
Country Summary	% of Equity Investments
United Kingdom	23.8%
Japan	14.2
Germany	14.0
France	6.2
Italy	5.3
Switzerland	4.8
Brazil	3.6
Canada	3.3
Finland	3.2
Norway	2.8
Spain	2.7
Ireland	2.1
South Korea	2.1
Hong Kong	1.7
Taiwan	1.6
Netherlands	1.4
Sweden	1.3
Singapore	1.1
Austria	1.1
Australia	0.9
Belgium	0.8
India	0.5
Mexico	0.3
Chile	0.3
New Zealand	0.3
Thailand	0.2
Malaysia	0.2
Egypt	0.1
Philippines	0.1
100.0%

1

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2006 (Unaudited)

Industry Sector Summary	% of Equity Investments
Industrials	25.8%
Consumer Discretionary	23.0
Financials	19.6
Materials	8.1
Consumer Staples	7.9
Information Technology	5.5
Energy	3.5
Utilities	3.0
Health Care	2.6
Telecommunication Services	1.0
100.0%

2

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 91.5%
	Australia — 0.9%
491,866	Brazin Ltd	468,899
421,897	Consolidated Rutile Ltd	197,942
658,100	Gunns Ltd	1,385,733
600,000	Healthscope Ltd (a)	2,214,684
807,869	McGuigan Simeon Wines Ltd	1,222,328
136,000	Multiplex Group	350,218
850,000	PaperlinX Ltd	2,229,878
438,800	PMP Ltd *	509,370
		8,579,052
	Austria — 1.0%
92,000	Boehler Uddeholm (Bearer)	4,950,163
20,677	Flughafen Wien AG	1,676,216
34,800	OMV AG	1,857,433
35,000	Wienerberger AG	1,679,554
		10,163,366
	Belgium — 0.8%
102,000	AGFA-Gevaert NV	2,392,741
33,278	Bekaert NV	3,265,858
26,964	Omega Pharma SA	1,554,636
5,006	Unibra SA	637,647
		7,850,882
	Brazil — 1.5%
290,000	Abyara Planejamento *	3,381,530
138,500	American Banknote SA	1,078,801
382,800	Companhia de Concessoes Rodoviarias	3,729,800
300,000	Porto Seguro SA	6,366,604
		14,556,735

See accompanying notes to the financial statements.

3

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Canada — 3.1%
90,600	KAP Resources Ltd * (b)	820
301,500	Linamar Corp	3,696,123
700,000	Lionore Mining Intl Ltd *	4,407,853
123,200	Magna International Inc Class A (a)	8,841,241
681,200	QLT Inc *	5,213,926
308,400	RONA Inc *	6,068,669
200,000	Tanganyika Oil Co * (a)	2,206,204
		30,434,836
	Chile — 0.3%
59,900	Compania Cervecerias Unidas ADR	1,489,114
59,600	Inversiones Aguas Metropolitanas SA ADR 144A	1,321,994
		2,811,108
	Egypt — 0.1%
30,000	Lecico Egypt SAE GDR	307,500
95,000	Lecico Egypt SAE GDR 144A	973,750
		1,281,250
	Finland — 3.1%
430,200	Marimekko Oyj (a)	7,335,486
167,050	Nokian Renkaat Oyj	2,925,857
577,100	Poyry Oyj	7,399,210
56,100	Ramirent Oyj	2,314,065
560,418	Rapala VMC Oyj	4,233,494
222,800	Uponor Oyj	6,072,655
		30,280,767
	France — 5.8%
3,700	Casino Guichard-Perrachon SA	317,609
23,271	Christian Dalloz	2,805,297
51,420	Clarins (a)	3,755,817
9,407	Credit National	2,422,094
7,250	Damart SA	1,810,283

See accompanying notes to the financial statements.

4

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	France — continued
6,450	Damartex SA	317,718
38,600	Essilor International SA	3,996,698
41,870	Eurazeo (a)	4,936,725
142,100	Fimatex *	1,761,366
6,300	Gaumont SA	548,785
48,200	GFI Industries SA	3,401,942
31,108	Groupe Partouche *	650,936
9,000	Guyenne et Gascogne SA	1,099,158
17,700	Klepierre	2,486,943
75,000	M6-Metropole Television	2,341,833
53,500	Michelin SA Class B	3,633,558
51,900	Peugeot SA	2,928,347
1,351	SAGA	72,695
30,400	Schneider Electric SA	3,242,728
1,242,600	SCOR SA	2,975,049
20,350	Seb SA	2,439,645
30,001	Sequana Capital (a)	844,953
21,000	Thales SA	912,508
45,472	Virbac SA	2,557,849
87,141	Zodiac SA (a)	5,295,866
		57,556,402
	Germany — 12.1%
116,080	Aareal Bank AG *	5,192,966
142,664	Adidas AG	6,827,760
55,800	Beiresdorf AG (Bearer)	3,095,516
419,067	Cat Oil AG *	9,019,713
141,200	Commerzbank AG	4,931,525
15,900	Continental AG	1,702,988
197,400	Depfa Bank Plc	3,684,410
133,100	Deutsche Lufthansa AG (Registered)	2,635,829
70,000	DIC Asset AG	2,254,308
186,056	Eurocastle Investment (a)	7,416,342
19,517	Fraport AG (a)	1,502,313

See accompanying notes to the financial statements.

5

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
85,747	Hannover Rueckversicherungs AG (Registered) * (a)	3,306,749
87,220	Heidelberger Druckmaschinen	3,493,253
150,000	Infineon Technologies AG *	1,767,891
118,903	Medion AG (a)	1,423,822
288,300	Metallgesellschaft *	4,728,601
110,400	Metro AG	6,481,723
150,000	Mobilcom AG * (a)	3,173,498
209,780	MTU Aero Engines Holding (a)	7,245,787
193,600	Patrizia Immobilien AG *	5,172,481
320,684	Praktiker Bau-Und Heim	10,230,147
402,000	SGL Carbon AG *	7,510,004
197,200	Techem AG	9,047,113
97,300	Thielert AG *	2,781,871
31,100	Vossloh AG (a)	1,562,011
30,000	Wacker-Chemie AG *	3,616,302
		119,804,923
	Hong Kong — 1.6%
2,880,000	Chinese Estates Holdings Ltd	3,337,464
800,000	Hopewell Holdings Ltd	2,283,285
1,925,000	Industrial & Commercial Bank of China	3,206,555
4,956,000	Samson Holding Ltd	2,068,874
4,252,000	Singamas Container Holdings Ltd	2,177,870
250,000	Wing Lung Bank	2,390,723
		15,464,771
	India — 0.5%
641,984	Arvind Mills Ltd	848,790
206,115	Jain Irrigation Systems Ltd *	1,111,898
231,794	Mirc Electronics Ltd	109,775
363,756	Sakthi Sugars Ltd *	988,322
900,000	Welspun Gujarat Stahl Ltd *	1,423,992
		4,482,777

See accompanying notes to the financial statements.

6

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Ireland — 2.0%
196,346	Anglo Irish Bank Corp	3,246,211
507,600	Blackrock International *	253,622
65,420	CRH Plc	2,264,464
55,000	FBD Holdings Plc	2,740,978
248,000	Grafton Group Plc *	3,395,561
379,440	IFG Group Plc	1,002,184
124,000	Irish Continental Group Plc *	1,715,081
209,500	Irish Life & Permanent Plc	5,392,577
		20,010,678
	Italy — 4.9%
355,000	Arnoldo Mondadori Editore SPA (a)	3,438,532
621,425	Banca Intesa SPA	4,159,506
107,000	Banca Popolare di Verona	3,179,847
187,500	Banche Popolari Unite Scrl (a)	5,294,448
157,000	Brembo Filatura del Brembo SPA	1,684,814
179,200	Buzzi Unicem SPA	4,023,701
436,100	Campari	4,238,370
232,700	Finmeccanica SPA	5,153,931
307,716	Grouppo Editoriale L'Espresso (a)	1,636,726
1,228,700	IFIL SPA	7,486,180
300,300	Indesit Company SPA	3,495,766
30,000	Pagnossin SPA * (a)	28,442
600,000	Snam Rete Gas SPA	2,809,793
909,364	Telecom Italia SPA Di RISP	2,236,511
		48,866,567
	Japan — 13.4%
350,000	Akebono Brake Industry Co (a)	2,928,435
240,000	Asahi Soft Drinks Co Ltd	3,350,437
80,000	Bank of Iwate Ltd (The)	4,366,917
500,000	Capcom (a)	7,235,430
180,000	Daimaru Inc (The)	2,211,063
200,000	Daito Trust Construction Co Ltd	10,357,214

See accompanying notes to the financial statements.

7

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
45,800	Diamond Lease Co Ltd	2,062,774
180,000	Heiwado Co Ltd	3,296,328
360,000	Hitachi High Technologies Corp	9,465,984
390,000	Isuzu Motors Ltd (a)	1,259,589
100,000	JACCS Co Ltd	1,092,772
600	Japan Retail Fund Investment Corp	4,327,487
950,000	Kobe Steel Ltd	3,023,061
800,000	Marubeni Corp	4,253,393
450,000	Nabtesco Corp	5,041,062
350,000	NHK Spring Co Ltd	3,879,515
600,000	Nippon Mining Holdings Inc	4,369,483
200,000	Sanwa Shutter Corp	1,139,373
95,000	Seiren Co Ltd (a)	1,205,358
625,000	Shimadzu Corp	4,870,952
1,935,000	Showa Denko (a)	8,274,373
530,000	Sumitomo Rubber Industries	5,621,920
74	The Tokyo Star Bank Ltd	240,730
2,100,000	Tokyu Land Corp	18,226,714
325,000	Toyo Suisan Kaisha Ltd	4,946,345
2,400,000	Ube Industries Ltd	6,538,559
350,000	Yamaha Motor Co Ltd	9,285,031
		132,870,299
	Malaysia — 0.2%
7,750,000	E & O Property Development *	1,502,418
	Mexico — 0.3%
611,000	Controladora Comercial Mexicana SA de CV	1,147,765
1,500,000	Sare Holding SA de CV *	1,690,652
		2,838,417
	Netherlands — 1.3%
136,097	Buhrmann NV (a)	1,852,582
96,300	Fortis NV	3,750,395

See accompanying notes to the financial statements.

8

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Netherlands — continued
463,139	Hagemeyer NV * (a)	2,341,955
43,700	Imtech NV	2,359,893
170,000	Koninklijke Wessanen NV	2,360,359
		12,665,184
	New Zealand — 0.2%
40,400	Air New Zealand	30,393
2,750,000	Canwest Mediaworks	2,323,781
		2,354,174
	Norway — 2.7%
1,105,000	Block Watne Gruppen ASA *	6,641,885
450,490	Ekornes ASA	9,037,804
614,200	Geo ASA * (a)	4,715,671
93,477	Prosafe ASA (a)	6,230,045
		26,625,405
	Philippines — 0.1%
1,147,500	First Gen Corp	1,050,694
	Singapore — 1.1%
17,296,000	Anwell Technologies Ltd *	439,612
2,200,000	Banyan Tree Holdings Inc *	1,244,162
2,194,000	GES International Ltd	1,684,379
614,000	Gold Peak Batteries International	592,717
4,778,000	Huan Hsin Holdings Ltd	1,592,717
2,962,000	LMA International NV *	1,428,912
1,587,000	People's Food Holdings Ltd	1,085,463
2,000,000	Petra Foods Ltd	1,790,246
668,750	Unisteel Technology Ltd	841,382
		10,699,590
	South Korea — 1.9%
38,980	Asia Cement Co Ltd	1,499,868
378,290	Handsome Corp	5,752,851

See accompanying notes to the financial statements.

9

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
144,000	Kooksoondang Co Ltd	1,217,875
81,100	Korea Electric Terminal Co	1,180,032
320,963	Kortek Corp	1,845,460
11,610	LG Household & Health Care	892,067
61,000	Pulmuone Co Ltd	1,873,556
49,800	Samsung SDI Co Ltd	4,114,149
43,900	Samsung SDI Co Ltd GDR 144A	908,778
		19,284,636
	Spain — 2.6%
92,000	ACS Actividades de Construccion y Servicios SA	4,127,566
63,060	Aguas de Barcelona SA Class A	1,769,197
14,400	Altadis SA	682,051
10,649	Bankinter SA	723,456
38,296	Cia de Distribucion Integral Logista SA	2,324,577
60,000	Fomento de Construcciones y Contratas SA	4,680,100
15,597	Gas Natural SDG SA	522,336
110,000	Generale De Alquiler *	1,479,728
30,000	Red Electrica de Espana	1,157,505
100,000	Tecnicas Reunidas SA *	2,726,287
43,864	Union Fenosa SA	1,918,229
628,157	Uralita SA	3,505,066
		25,616,098
	Sweden — 1.2%
137,670	Lundin Mining Corp SDR * (a)	4,005,489
202,950	Munters AB	7,947,788
		11,953,277
	Switzerland — 4.6%
2,131	Bank Sarasin & Cie AG Class B (Registered)	5,987,889
2,190	Belimo Holding AG (Registered)	1,758,082
14,450	Bobst Group AG (Registered)	617,507
86,286	Charles Voegele Holding AG *	6,836,310

See accompanying notes to the financial statements.

10

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued
700	Eichhof Holding AG	939,530
2,389	Forbo Holdings AG (Registered) *	687,269
2,894	Geberit AG (Registered)	3,367,229
17,510	Helvetia Patria Holding (Registered)	5,233,115
1,000	Jelmoli Holding AG (Bearer)	1,850,345
3,250	Jelmoli Holding AG (Registered)	1,201,719
200,309	Kardex AG *	9,090,857
18,700	Swatch Group AG	3,644,579
17,908	Valiant Holding (Registered) *	1,974,769
9,350	Valora Holding AG	2,100,289
		45,289,489
	Taiwan — 1.5%
4,319,000	Arima Computer Corp *	786,181
2,975,500	Benq Corp *	1,540,324
3,128,000	China Life Insurance Co Ltd *	1,470,706
2,030,000	China Motor Corp Ltd	1,533,017
2,354,663	Compal Electronics Inc	2,056,477
427,380	E.Sun Financial Holdings Co Ltd	254,518
826,000	Fubon Financial Holding Co Ltd	614,978
29,000	Fubon Financial Holding Co Ltd GDR (Registered)	221,850
1,641,000	Phoenixtec Power Co Ltd	1,679,735
2,094,398	Sunplus Technology Co Ltd	2,004,629
2,417,940	Tsann Kuen Enterprises Co Ltd	2,623,060
		14,785,475
	Thailand — 0.2%
13,500,000	Asian Property Development Pcl (Foreign Registered) (b)	1,271,502
3,787,000	Sino Thai Engineering & Construction Pcl (Foreign Registered) (b)	451,508
		1,723,010
	United Kingdom — 22.5%
145,000	Alliance & Leicester Plc	2,834,174
187,582	Alliance Boots Plc	2,753,853

See accompanying notes to the financial statements.

11

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
582,342	Balfour Beatty Plc	4,133,194
425,000	BBA Group Plc	2,159,245
687,250	Bodycote International Plc	3,058,755
385,000	Brambles Industries Plc	3,374,418
533,333	Brit Insurance Holdings Plc	2,752,493
438,800	British Airways Plc *	3,431,721
450,000	Brown (N) Group Plc	1,926,394
148,000	Cable & Wireless Plc	345,852
514,100	Carphone Warehouse Group Plc	2,750,631
565,308	Cattle's Plc	3,532,339
500,000	Centrica Plc	2,808,855
239,888	Chemring Group	6,725,636
550,000	Cobham Plc	1,798,718
742,000	Compass Group Plc	3,607,315
106,951	Computacenter Plc	534,168
200,000	Davis Service Group (Ordinary)	1,844,948
3,300,000	Dimension Data Holdings Plc *	2,262,640
61,000	Filtrona Plc	314,062
696,493	FKI Plc	1,284,516
307,600	Fyffes Plc	641,970
189,952	Gallaher Group Plc	3,284,724
50,000	Go-Ahead Group Plc	1,755,401
615,000	Group 4 Securicor Plc	2,038,578
315,000	Hanson Plc	3,968,416
171,747	Hays Plc	445,558
386,049	ICAP Plc	3,397,505
102,400	Imperial Tobacco Group Plc	3,529,900
600,000	Inmarsat Plc	4,092,641
300,000	ISOFT Group Plc	295,832
1,750,000	ITV Plc	3,524,682
425,000	JJB Sports Plc	1,434,183
115,000	Johnson Matthey Plc	2,892,822
104,929	Kazakhmys Plc	2,450,665
335,000	Kelda Group Plc	5,259,384

See accompanying notes to the financial statements.

12

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
360,000	Kesa Electricals Plc	2,118,751
237,344	Kier Group Plc	7,268,734
362,200	Matalan Plc	1,200,399
198,000	Misys Plc	931,798
250,000	Mitie Group Plc	923,797
100,000	Next Plc	3,173,785
250,300	Northern Rock Plc	5,315,910
1,100,000	Northgate Info Solutions Plc *	1,527,277
522,357	Pennon Group	4,647,339
823,614	Photo-Me International Plc	1,674,213
555,555	Playtech Ltd	2,942,601
425,000	Premier Foods Plc	2,136,506
425,000	Premier Foods Plc *	2,138,367
115,000	Provident Financial Plc	1,431,839
50,000	Punch Taverns Plc	879,919
600,000	Qinetiq Plc	1,900,775
516,254	Resolution Plc	5,848,495
375,736	Rexam Plc	3,882,728
750,000	RM Plc	2,574,038
2,021,893	Royal & Sun Alliance Insurance Group	5,331,568
1,000,000	Sage Group Plc	4,558,105
365,000	Serco Group Plc	2,446,740
275,000	Shire Plc	4,682,573
432,000	Slough Estates Plc	5,403,904
755,160	Smith (David S.) Holdings Plc	2,257,444
165,600	Smith News Plc *	1,497,726
100,000	Soco International Plc *	2,469,896
425,000	SSL International Plc	2,349,898
58,600	Tate & Lyle Plc	817,003
400,300	Tomkins Plc	2,170,340
500,000	Torex Retail Plc	489,531
110,000	Travis Perkins Plc	3,530,602
220,000	Trinity Mirror Plc	1,908,593
1,080,000	TT Group Plc	3,660,963

See accompanying notes to the financial statements.

13

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
155,700	Ultra Electronics Holdings	3,026,536
16,179	Venture Production (Ordinary Shares) *	248,848
248,500	Viridian Group Plc	4,738,520
270,366	William Hill Plc	3,271,647
1,536,882	William Morrison Supermarkets Plc	6,476,488
137,800	Wolseley Plc	3,000,897
850,000	Wood Group (John) Plc	3,703,644
130,441	Xstrata Plc	5,870,383
275,000	Yell Group Plc	2,775,048
		222,450,356
	TOTAL COMMON STOCKS (COST $623,237,482)	903,852,636
	PREFERRED STOCKS — 3.1%
	Brazil — 1.9%
1,000,000	Iochpe Maxion SA 3.16%	8,069,030
337,500	Saraiva SA Livreiros 0.17%	3,227,029
280,000	Suzano Bahia Sul Papel e Celulose SA *	1,704,291
194,200	Tam SA 0.30%	6,022,555
		19,022,905
	France — 0.1%
6,800	Casino Guichard-Perrachon SA 3.86%	472,728
	Germany — 1.1%
33,600	Henkel KGaA 1.34%	4,289,765
115,000	Volkswagen AG 2.70%	6,494,538
		10,784,303
	Italy — 0.0%
10,000	IFI Istituto Finanziario Industries *	239,487

See accompanying notes to the financial statements.

14

GMO Foreign Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	South Korea — 0.0%
5,600	Samsung SDI Co Ltd 3.22%	283,285
	TOTAL PREFERRED STOCKS (COST $22,546,302)	30,802,708
	RIGHTS AND WARRANTS — 0.0%
	Thailand — 0.0%
631,167	Sino Thai Engineering & Construction Pcl Warrants, Expires 04/18/08 * (b)	4,143
	TOTAL RIGHTS AND WARRANTS (COST $49,387)	4,143
	SHORT-TERM INVESTMENTS — 7.7%
54,307,310	Boston Global Investment Trust - Enhanced Portfolio (c)	54,307,310
21,500,000	ING Bank Time Deposit, 5.29%, due 09/01/06	21,500,000
	TOTAL SHORT-TERM INVESTMENTS (COST $75,807,310)	75,807,310
	TOTAL INVESTMENTS — 102.3% (Cost $721,640,481)	1,010,466,797
	Other Assets and Liabilities (net) — (2.3%)	(22,407,573)
	TOTAL NET ASSETS — 100.0%	$988,059,224

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

SDR - Swedish Depository Receipt

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(c)  All or a portion of this security represents investment of security lending collateral (Note 2).

As of August 31, 2006, 84.4% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

15

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments, at value, including securities on loan of $49,586,663 (cost $721,640,481) (Note 2)	$1,010,466,797
Cash	16,267
Foreign currency, at value (cost $34,474,871) (Note 2)	34,569,899
Receivable for investments sold	3,170,694
Dividends and interest receivable	1,577,820
Foreign taxes receivable	134,852
Receivable for expenses reimbursed by Manager (Note 3)	93,155
Total assets	1,050,029,484
Liabilities:
Collateral on securities loaned, at value (Note 2)	54,307,310
Payable for investments purchased	4,533,517
Payable for Fund shares repurchased	2,250,000
Payable to affiliate for (Note 3):
Management fee	575,903
Shareholder service fee	97,349
Trustees and Chief Compliance Officer fees	2,166
Accrued expenses	204,015
Total liabilities	61,970,260
Net assets	$988,059,224

See accompanying notes to the financial statements.

16

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$592,110,619
Accumulated undistributed net investment income	3,696,200
Accumulated net realized gain	103,299,282
Net unrealized appreciation	288,953,123
$988,059,224
Net assets attributable to:
Class III shares	$360,662,389
Class IV shares	$627,396,835
Shares outstanding:
Class III	20,703,604
Class IV	35,988,059
Net asset value per share:
Class III	$17.42
Class IV	$17.43

See accompanying notes to the financial statements.

17

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $1,772,661)	$15,040,808
Interest (including securities lending income of $686,577)	1,443,024
Total investment income	16,483,832
Expenses:
Management fee (Note 3)	3,456,352
Shareholder service fee – Class III (Note 3)	274,058
Shareholder service fee – Class IV (Note 3)	311,059
Custodian and fund accounting agent fees	427,064
Transfer agent fees	21,620
Audit and tax fees	32,844
Legal fees	10,421
Trustees fees and related expenses (Note 3)	9,893
Registration fees	736
Miscellaneous	10,212
Total expenses	4,554,259
Fees and expenses reimbursed by Manager (Note 3)	(497,812)
Net expenses	4,056,447
Net investment income (loss)	12,427,385
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments (net of foreign capital gains tax and CPMF tax of $26,553 and $3,469, respectively) (Note 2)	102,618,802
Foreign currency, forward contracts and foreign currency related transactions	1,066,285
Net realized gain (loss)	103,685,087
Change in net unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains tax accrual of $(159,972)) (Note 2)	(37,171,732)
Foreign currency, forward contracts and foreign currency related transactions	64,139
Net unrealized gain (loss)	(37,107,593)
Net realized and unrealized gain (loss)	66,577,494
Net increase (decrease) in net assets resulting from operations	$79,004,879

See accompanying notes to the financial statements.

18

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$12,427,385	$15,736,983
Net realized gain (loss)	103,685,087	235,520,059
Change in net unrealized appreciation (depreciation)	(37,107,593)	(34,784,859)
Net increase (decrease) in net assets from operations	79,004,879	216,472,183
Distributions to shareholders from:
Net investment income
Class III	(544,390)	(7,882,142)
Class IV	(1,030,048)	(11,233,463)
Total distributions from net investment income	(1,574,438)	(19,115,605)
Net realized gains
Class III	(36,643,107)	(57,805,430)
Class IV	(62,832,926)	(80,047,426)
Total distributions from net realized gains	(99,476,033)	(137,852,856)
	(101,050,471)	(156,968,461)
Net share transactions (Note 7):
Class III	3,363,057	(87,014,942)
Class IV	3,557,134	36,890,176
Increase (decrease) in net assets resulting from net share transactions	6,920,191	(50,124,766)
Total increase (decrease) in net assets	(15,125,401)	9,378,956
Net assets:
Beginning of period	1,003,184,625	993,805,669
End of period (including accumulated undistributed net investment income of $3,696,200 and distributions in excess of net investment income of $7,156,747, respectively)	$988,059,224	$1,003,184,625

See accompanying notes to the financial statements.

19

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003		2002
Net asset value, beginning of period	$17.98		$17.19	$14.79	$9.13	$9.59		$9.68
Income (loss) from investment operations:
Net investment income (loss)	0.23	†	0.26 †	0.26 †	0.20 †	0.16	†	0.15
Net realized and unrealized gain (loss)	1.19		3.19	3.76	5.77	(0.51	)(a)	0.00	(a)(b)
Total from investment operations	1.42		3.45	4.02	5.97	(0.35)		0.15
Less distributions to shareholders:
From net investment income	(0.03)		(0.32)	(0.38)	(0.31)	(0.11)		(0.24)
From net realized gains	(1.95)		(2.34)	(1.24)	—	—		—
Total distributions	(1.98)		(2.66)	(1.62)	(0.31)	(0.11)		(0.24)
Net asset value, end of period	$17.42		$17.98	$17.19	$14.79	$9.13		$9.59
Total Return(c)	8.36	%**	22.32%	28.40%	65.76%	(3.64)%		1.59%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$360,662		$364,551	$426,758	$480,966	$275,739		$149,566
Net expenses to average daily net assets	0.85	%*	0.85%	0.85%	0.85%	0.85%		0.86	%(d)
Net investment income to average daily net assets	2.50	%*	1.52%	1.71%	1.71%	1.59%		1.48%
Portfolio turnover rate	18	%**	40%	25%	31%	24%		17%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.10	%*	0.09%	0.09%	0.11%	0.15%		0.26%

(a)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)  Net realized and unrealized loss was less than $0.01 per share.

(c)  Total returns would have been lower had certain expenses not been reimbursed during the periods shown.

(d)  Includes transfer taxes not reimbursed by the Manager, which approximate 0.01% of average daily net assets.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

20

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003(a)
Net asset value, beginning of period	$17.99		$17.20	$14.80	$9.13	$10.60
Income (loss) from investment operations:
Net investment income (loss)†	0.23		0.26	0.26	0.21	0.08
Net realized and unrealized gain (loss)	1.19		3.20	3.76	5.77	(1.43)
Total from investment operations	1.42		3.46	4.02	5.98	(1.35)
Less distributions to shareholders:
From net investment income	(0.03)		(0.33)	(0.38)	(0.31)	(0.12)
From net realized gains	(1.95)		(2.34)	(1.24)	—	—
Total distributions	(1.98)		(2.67)	(1.62)	(0.31)	(0.12)
Net asset value, end of period	$17.43		$17.99	$17.20	$14.80	$9.13
Total Return(b)	8.38	%**	22.37%	28.44%	65.92%	(12.76	)%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$627,397		$638,634	$567,048	$333,731	$202,319
Net expenses to average daily net assets	0.80	%*	0.80%	0.81%	0.80%	0.80	%*
Net investment income to average daily net assets	2.53	%*	1.55%	1.69%	1.78%	1.13	%*
Portfolio turnover rate	18	%**	40%	25%	31%	24	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.10	%*	0.09%	0.09%	0.11%	0.14	%*

(a)  Period from June 14, 2002 (commencement of operations) through February 28, 2003.

(b)  Total returns would have been lower had certain expenses not been reimbursed during the periods shown.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2003.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

21

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Foreign Small Companies Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its investment objective by outperforming the S&P/Citigroup Extended Market Index World ex-U.S. Index, the Fund's benchmark. The Fund typically makes equity investments in companies located or doing business outside of the U.S. that are in the smallest 30% of companies in a particular country as measured by total market capitalization. The Fund generally seeks to be fully invested and generally will not take temporary defensive positions, but may hold up to 10% of its total assets in cash and other high quality investments in order to manage cash inflows and outflows as a result of shareholder purchases and redemptions. The Fund may make investments in emerging countries, but these investments (excluding investments in companies from emerging countries included in the Fund's benchmark) generally will represent 10% or less of the Fund's total assets.

Throughout the six months ended August 31, 2006, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different level of shareholder servicing fees.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term

22

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. There were no forward currency contracts outstanding at the end of the period.

23

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no futures contracts outstanding at the end of the period.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no written option contracts outstanding at the end of the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to

24

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there

25

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2006, the Fund had loaned securities having a market value of $49,586,663, collateralized by cash in the amount of $54,307,310, which was invested in the Boston Global Investment Trust – Enhanced Portfolio.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non - U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities of $0 for potential capital gains and repatriation taxes as of August 31, 2006. For the six months ended August 31, 2006, the Fund incurred $26,553 in capital gains taxes which is included in net realized gain (loss) in the Statement of Operations.

26

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

The Fund is subject to a Contribuição Provisória sobre Movimentações Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to the Brazilian market. For the six months ended August 31, 2006, the Fund incurred $3,469 in CPMF tax which is included in the net realized gain (loss) on investments in the Statement of Operations.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$721,917,334	$315,088,255	$(26,538,792)	$288,549,463

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

27

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.70% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes) exceed 0.70% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $7,041 and $3,036, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $166,013,135 and $232,649,795, respectively.

28

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2006, 57.7% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2006, less than 0.1% of the Fund's shares were held by eight related parties comprised of certain GMO employee accounts.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	—	$—	2,105,870	$36,900,000
Shares issued to shareholders in reinvestment of distributions	2,194,852	36,697,931	3,919,744	63,826,169
Shares repurchased	(1,770,990)	(33,334,874)	(10,575,215)	(187,741,111)
Net increase (decrease)	423,862	$3,363,057	(4,549,601)	$(87,014,942)

29

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class IV:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in reinvestment of distributions	3,811,664	63,769,134	5,485,547	89,390,176
Shares repurchased	(3,329,606)	(60,212,000)	(2,953,972)	(52,500,000)
Net increase (decrease)	482,058	$3,557,134	2,531,575	$36,890,176

30

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO Foreign Small Companies Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to

31

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

32

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

33

GMO Foreign Small Companies Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.85%	$1,000.00	$1,083.60	$4.46
2) Hypothetical	0.85%	$1,000.00	$1,020.92	$4.33
Class IV
1) Actual	0.80%	$1,000.00	$1,083.80	$4.20
2) Hypothetical	0.80%	$1,000.00	$1,021.17	$4.08

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

34

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	92.1%
Preferred Stocks	6.2
Short-Term Investments	3.3
Rights and Warrants	0.0
Other	(1.6)
100.0%
Country Summary	% of Equity Investments
South Korea	19.0%
Taiwan	14.3
Russia	12.6
Brazil	9.7
China	9.3
South Africa	8.6
India	6.8
Mexico	6.0
Israel	2.9
Malaysia	2.7
Poland	1.7
Thailand	1.6
Indonesia	1.3
Chile	1.3
Turkey	0.8
Argentina	0.7
Philippines	0.4
Hungary	0.2
Czech Republic	0.1
100.0%

1

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2006 (Unaudited)

Industry Sector Summary	% of Equity Investments
Information Technology	26.2%
Energy	22.8
Telecommunication Services	16.9
Materials	9.8
Consumer Staples	7.8
Consumer Discretionary	5.4
Industrials	4.7
Financials	3.0
Health Care	2.4
Utilities	1.0
100.0%

2

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 92.1%
	Argentina — 0.7%
125,000	Tenaris SA ADR	4,588,750
	Brazil — 3.8%
46,600	Companhia Siderurgica Nacional SA	1,360,616
267,800	Compania Vale do Rio Doce	5,745,709
50,000	Gol-Linhas Aereas Intel	1,725,979
732,300	Petroleo Brasileiro SA (Petrobras)	16,230,828
20,000	Unibanco-Uniao de Bancos Brasileiros SA GDR	1,447,000
		26,510,132
	Chile — 1.3%
33,269	Banco De Chile ADR	1,320,114
40,300	Banco Santander Chile SA ADR	1,755,468
82,300	Compania Cervecerias Unidas ADR	2,045,978
84,900	Distribucion y Servicio ADR	1,348,212
67,200	Lan Airlines SA	2,342,592
		8,812,364
	China — 9.1%
770,138	China Merchants Holdings International Co Ltd	2,267,413
4,469,000	China Mobile Ltd *	30,052,872
2,708,000	China Petroleum & Chemical Corp Class H	1,603,125
342,000	China Resources Enterprise Ltd	777,569
1,410,000	China Shenhua Energy Co Ltd Class H	2,491,959
4,196,000	CNOOC Ltd	3,658,879
1,154,000	Cosco Pacific Ltd	2,583,173
1,400,000	Datang International Power Generation Co Ltd	933,795
5,348,592	Denway Motors Ltd	1,704,108
2,544,000	Huaneng Power International Inc Class H	1,690,559
4,694,000	Lenovo Group Ltd	1,963,184
108,000	Netease.Com Inc ADR * (a)	1,890,000
7,632,842	PetroChina Co Ltd Class H	8,567,607

See accompanying notes to the financial statements.

3

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	China — continued
44,000	Sina.com * (a)	1,060,400
56,000	Sohu.Com Inc *	1,221,360
1,033,600	Yanzhou Coal Mining Co Ltd	728,959
		63,194,962
	Czech Republic — 0.1%
22,300	CEZ AS	831,520
	Hungary — 0.2%
10,700	MOL Magyar Olaj es Gazipari Rt (New Shares)	1,086,155
	India — 6.7%
105,000	GAIL India Ltd	586,968
10,400	GAIL India Ltd GDR	353,600
64,700	Hero Honda Motors Ltd	1,002,161
882,500	Hindustan Lever	4,446,833
449,000	Infosys Technologies Inc	17,443,348
911,100	ITC Ltd	3,750,294
88,800	Oil & Natural Gas Corp Ltd	2,324,436
164,200	Reliance Communication Venture *	1,051,017
208,800	Reliance Industries Ltd	5,014,575
237,200	Satyam Computer Services Ltd	4,126,477
131,600	Tata Consultancy Services Ltd	2,820,539
345,300	Wipro Ltd	3,846,109
		46,766,357
	Indonesia — 1.3%
829,585	Astra International Tbk PT	1,011,987
850,000	Gudang Garam Tbk PT	942,843
7,312,000	Telekomunikasi Indonesia Tbk PT	6,369,224
25,200	Telekomunikasi Indonesia Tbk PT ADR	881,748
		9,205,802

See accompanying notes to the financial statements.

4

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Israel — 2.9%
190,100	Check Point Software Technologies Ltd *	3,533,959
56,900	Teva Pharmaceutical Industries	1,982,801
415,600	Teva Pharmaceutical Industries ADR	14,446,256
		19,963,016
	Malaysia — 2.7%
103,000	British American Tobacco Berhad	1,162,078
383,000	Genting Berhad	2,559,420
409,000	IOI Corp Berhad	1,881,078
524,000	Malakoff Berhad	1,381,731
1,786,800	Maxis Communications Berhad	4,274,971
1,198,200	MISC Berhad	2,755,437
379,000	Resorts World Berhad	1,226,906
525,000	Sime Darby Berhad	849,955
214,000	Tanjong Plc	767,232
409,837	Telekom Malaysia Berhad	1,012,579
1,683,640	YTL Power Internationl Berhad	878,502
		18,749,889
	Mexico — 5.9%
223,400	America Movil SA de CV Class L ADR	8,335,054
348,000	America Telecom SA de CV *	2,372,521
725,198	Cemex SA de CV CPO *	2,090,611
308,000	Fomento Economico Mexicano SA de CV	2,901,360
356,000	Grupo Modelo SA de CV Class C	1,499,950
215,000	Grupo Televisa SA (Participating Certificates)	816,622
195,000	Kimberly Clark (Series A)	734,403
484,300	Telefonos de Mexico SA de CV Class L ADR (a)	11,691,002
3,002,780	Wal-Mart de Mexico SA de CV Class V	10,235,859
		40,677,382

See accompanying notes to the financial statements.

5

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Philippines — 0.4%
62,000	Philippine Long Distance Telephone	2,330,696
508,101	San Miguel Corp Class B	709,481
		3,040,177
	Poland — 1.7%
15,100	Bank Pekao SA	961,539
43,000	KGHM Polska Miedz SA	1,496,190
236,000	Polski Koncern Naftowy Orlen SA	3,940,222
20,800	Prokom Software SA	891,434
635,800	Telekomunikacja Polska SA	4,171,759
		11,461,144
	Russia — 12.4%
71,600	JSC Mining & Smelting Co ADR	9,737,600
425,100	Lukoil ADR	35,495,850
288,600	Mobile Telesystems ADR	10,562,760
361,050	OAO Gazprom ADR	17,005,455
70,100	Surgutneftegaz ADR (a)	5,099,775
38,900	Unified Energy Systems GDR	2,878,600
93,700	Vimpel-Communications ADR *	5,089,784
		85,869,824
	South Africa — 8.4%
289,000	African Bank Investments Ltd	1,018,442
18,000	Anglo American Platinum Corp	2,019,503
99,800	Barloworld Ltd	1,877,394
192,100	Bidvest Group Ltd	2,904,986
315,600	Edgars Consolidated Stores Ltd	1,239,488
1,238,104	FirstRand Ltd	3,061,043
86,500	Gold Fields Ltd	1,699,957
55,700	Impala Platinum Holdings Ltd	10,317,410
116,367	Imperial Holdings Ltd *	2,300,459
101,600	JD Group Ltd	937,350
521,900	MTN Group Ltd	4,136,341

See accompanying notes to the financial statements.

6

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	South Africa — continued
282,440	Nampak Ltd	671,636
49,529	Nedbank Group Ltd	757,748
113,900	Remgro Ltd	2,260,559
320,600	RMB Holdings Ltd	1,206,434
455,700	Sasol Ltd	15,828,593
156,714	Standard Bank Group Ltd	1,690,374
754,500	Steinhoff International Holdings	2,460,946
102,176	Tiger Brands Ltd	2,158,684
		58,547,347
	South Korea — 18.2%
50,700	Daewoo Shipbuilding & Marine Engineering Co Ltd	1,562,794
59,900	Doosan Infracore Co Ltd	1,031,195
29,200	GS Engineering & Construction Corp	1,991,316
78,700	Hynix Semiconductor Inc *	3,000,599
48,900	Hyundai Engineering & Construction *	2,572,223
74,800	Hyundai Mobis	6,850,575
84,830	Hyundai Motor Co	7,135,164
67,800	Kangwon Land Inc	1,281,599
130,540	KIA Motors Corp	2,070,354
116,100	KT Corp ADR	2,565,810
84,700	KT Freetel Co Ltd	2,448,405
130,600	KT&G Corp	7,651,709
47,300	LG Chemicals Ltd	1,923,130
38,400	LG Electronics Inc	2,562,909
34,300	NCSoft Corp *	1,898,202
42,900	NHN Corp *	4,035,796
39,800	POSCO	9,966,254
66,700	Samsung Electronics Co Ltd	44,955,486
37,000	Samsung SDI Co Ltd	3,056,697
45,600	Samsung Techwin Co Ltd	1,593,534
12,500	Shinsegae Co Ltd	6,192,771
10,900	SK Telecom Co Ltd	2,128,943

See accompanying notes to the financial statements.

7

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
373,200	SK Telecom Co Ltd ADR	8,173,080
		126,648,545
	Taiwan — 14.0%
1,164,248	Acer Inc	1,796,254
2,909,459	Asustek Computer Inc	6,512,938
524,548	AU Optronics Corp	768,052
1,189,115	Benq Corp *	615,568
1,051,127	China Motor Corp Ltd	793,791
3,104,223	China Steel Corp	2,516,255
3,308,400	Chunghwa Telecom Co Ltd	5,459,411
5,610	Chunghwa Telecom Co Ltd ADR	97,109
2,078,110	Compal Electronics Inc	1,814,945
342,302	Delta Electronics Inc	950,741
1,657,167	Formosa Chemicals & Fibre Co	2,388,821
504,582	Formosa Petrochemical Corp	996,757
1,242,869	Formosa Plastics Corp	1,691,626
227,700	Foxconn Technology Co Ltd	1,717,300
114,000	High Tech Computer Corp	2,866,627
3,567,738	Hon Hai Precision Industry Co Ltd	20,077,158
1,150,120	Lite-On Technology Corp *	1,424,801
1,047,660	MediaTek Inc	9,532,125
2,379,444	Nan Ya Plastics Corp	3,216,121
414,351	Novatek Microelectronics	2,038,732
2,104,458	Quanta Computer Inc	3,014,352
933,712	Realtek Semiconductor Corp	1,178,362
843,241	Sunplus Technology Co Ltd	807,098
14,174,043	Taiwan Semiconductor Manufacturing Co Ltd	25,094,302
		97,369,246
	Thailand — 1.5%
959,000	Advanced Info Service Pcl (Foreign Registered) (b)	2,282,762
842,400	PTT Exploration & Production Pcl (Foreign Registered) (b)	2,398,531
687,611	PTT Pcl (Foreign Registered) (b)	4,316,492

See accompanying notes to the financial statements.

8

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Thailand — continued
48,000	Siam Cement Pcl (Foreign Registered) (b)	298,651
101,000	Siam Cement Pcl (Foreign Registered) NVDR (b)	585,443
3,537,216	Tanayong Public Co Ltd * (b)	941
519,000	Thai Oil Pcl (Foreign Registered) (b)	842,136
		10,724,956
	Turkey — 0.8%
281,448	Akbank TAS	1,529,374
133,630	Arcelik AS	861,757
255,140	KOC Holding AS *	946,616
66,575	Tupras-Turkiye Petrol Rafineriler AS	1,213,149
394,935	Vestel Elektronik Sanayi *	1,036,829
		5,587,725
	TOTAL COMMON STOCKS (COST $503,904,192)	639,635,293
	PREFERRED STOCKS — 6.2%
	Brazil — 5.7%
222,900	Aracruz Class B (Registered) 1.36%	1,148,808
43,800	Banco Bradesco SA 6.08%	1,435,349
64,200	Banco Itau Holding Financeira SA 3.02%	1,931,689
11,577,900	Companhia de Bebidas das Americas 3.54%	5,200,335
214,674	Companhia Vale do Rio Doce Class A 0.61%	4,033,148
68,500	Empresa Brasileira de Aeronautica SA ADR 2.17%	2,644,100
233,500	Gerdau SA 4.58%	3,370,720
956,500	Petroleo Brasileiro SA (Petrobras) 0.93%	19,326,297
29,200	Usinas Siderrurgicas de Minas Gerais SA 4.29%	915,496
		40,005,942
	South Korea — 0.5%
6,200	Samsung Electronics Co Ltd (Non Voting) 1.13%	3,216,581
	TOTAL PREFERRED STOCKS (COST $28,177,348)	43,222,523

See accompanying notes to the financial statements.

9

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	RIGHTS AND WARRANTS — 0.0%
	Thailand — 0.0%
480,663	True Corp Pcl Warrants, Expires 04/03/08 * (b)	—
	TOTAL RIGHTS AND WARRANTS (COST $0)	—
	SHORT-TERM INVESTMENTS — 3.3%
2,000,000	Bank Nationale de Paris Time Deposit, 5.27%, due 09/01/06	2,000,000
1,100,000	Branch Bank & Trust Time Deposit, 5.26% due 09/01/06	1,100,000
2,000,000	Rabobank Time Deposit, 5.28%, due 09/01/06	2,000,000
14,005,650	Boston Global Investment Trust - Enhanced Portfolio (c)	14,005,650
2,000,000	ING Bank Time Deposit, 5.29%, due 09/01/06	2,000,000
2,000,000	Societe Generale Time Deposit, 5.27%, due 09/01/06	2,000,000
	TOTAL SHORT-TERM INVESTMENTS (COST $23,105,650)	23,105,650
	TOTAL INVESTMENTS — 101.6% (Cost $555,187,190)	705,963,466
	Other Assets and Liabilities (net) — (1.6%)	(11,314,045)
	TOTAL NET ASSETS — 100.0%	$694,649,421

See accompanying notes to the financial statements.

10

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Notes to Schedule of Investments:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(c)  All or a portion of this security represents investment of security lending collateral (Note 2).

As of August 31, 2006, 57.9% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

11

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments, at value, including securities on loan of $13,381,048 (cost $555,187,190) (Note 2)	$705,963,466
Cash	18,815
Foreign currency, at value (cost $843,604) (Note 2)	842,307
Receivable for investments sold	205,474
Receivable for Fund shares sold	1,000,000
Dividends and interest receivable	2,581,208
Receivable for expenses reimbursed by Manager (Note 3)	11,656
Total assets	710,622,926
Liabilities:
Collateral on securities loaned, at value (Note 2)	14,005,650
Accrued capital gain and repatriation taxes payable (Note 2)	1,497,921
Payable to affiliate for (Note 3):
Management fee	228,209
Shareholder service fee	50,561
Trustees and Chief Compliance Officer fees	1,251
Accrued expenses	189,913
Total liabilities	15,973,505
Net assets	$694,649,421
Net assets consist of:
Paid-in capital	$526,965,166
Accumulated undistributed net investment income	8,114,013
Accumulated net realized gain	10,315,173
Net unrealized appreciation	149,255,069
$694,649,421
Net assets attributable to:
Class III shares	$249,190,197
Class VI shares	$445,459,224
Shares outstanding:
Class III	23,970,818
Class VI	42,754,547
Net asset value per share:
Class III	$10.40
Class VI	$10.42

See accompanying notes to the financial statements.

12

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $1,328,678)	$10,333,060
Interest (including securities lending income of $24,599)	490,777
Total investment income	10,823,837
Expenses:
Management fee (Note 3)	1,273,477
Shareholder service fee – Class III (Note 3)	165,193
Shareholder service fee – Class VI (Note 3)	114,532
Custodian and fund accounting agent fees	463,404
Transfer agent fees	21,344
Audit and tax fees	36,064
Legal fees	6,808
Trustees fees and related expenses (Note 3)	4,809
Registration fees	828
Miscellaneous	6,164
Total expenses	2,092,623
Fees and expenses reimbursed by Manager (Note 3)	(66,332)
Net expenses	2,026,291
Net investment income (loss)	8,797,546
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments (net of foreign capital gains tax and CPMF tax of $16,946 and $4,595, respectively) (Note 2)	8,474,289
Closed swap contracts	1,981,166
Foreign currency, forward contracts and foreign currency related transactions	75,360
Net realized gain (loss)	10,530,815
Change in net unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains tax accrual of $777,972) (Note 2)	1,857,561
Open swap contracts	(31,187)
Foreign currency, forward contracts and foreign currency related transactions	(54,766)
Net unrealized gain (loss)	1,771,608
Net realized and unrealized gain (loss)	12,302,423
Net increase (decrease) in net assets resulting from operations	$21,099,969

See accompanying notes to the financial statements.

13

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$8,797,546	$6,586,198
Net realized gain (loss)	10,530,815	17,952,288
Change in net unrealized appreciation (depreciation)	1,771,608	122,161,744
Net increase (decrease) in net assets from operations	21,099,969	146,700,230
Distributions to shareholders from:
Net investment income
Class III	(438,362)	(2,359,713)
Class VI	(881,645)	(3,821,368)
Total distributions from net investment income	(1,320,007)	(6,181,081)
Net realized gains
Class III	(6,071,320)	(823,974)
Class VI	(11,100,715)	(1,152,023)
Total distributions from net realized gains	(17,172,035)	(1,975,997)
	(18,492,042)	(8,157,078)
Net share transactions (Note 7):
Class III	50,847,700	59,430,146
Class VI	51,277,107	204,518,388
Increase (decrease) in net assets resulting from net share transactions	102,124,807	263,948,534
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	323,161	703,183
Class VI	197,400	895,785
Increase in net assets resulting from net purchase premiums and redemption fees	520,561	1,598,968
Total increase (decrease) in net assets resulting from net share transactions net and net purchase premiums and redemption fees	102,645,368	265,547,502
Total increase (decrease) in net assets	105,253,295	404,090,654
Net assets:
Beginning of period	589,396,126	185,305,472
End of period (including accumulated undistributed net investment income of $8,114,013 and $636,474, respectively)	$694,649,421	$589,396,126

See accompanying notes to the financial statements.

14

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$10.38		$7.71	$13.77	$7.25	$8.09	$7.87
Income (loss) from investment operations:
Net investment income (loss)	0.14	†	0.15 †	0.17 †	0.23	0.06	0.07
Net realized and unrealized gain (loss)	0.18		2.67	0.19	6.35	(0.85)	0.26
Total from investment operations	0.32		2.82	0.36	6.58	(0.79)	0.33
Less distributions to shareholders:
From net investment income	(0.02)		(0.11)	(0.52)	(0.06)	(0.05)	(0.11)
From net realized gains	(0.28)		(0.04)	(5.90)	—	—	—
Total distributions	(0.30)		(0.15)	(6.42)	(0.06)	(0.05)	(0.11)
Net asset value, end of period	$10.40		$10.38	$7.71	$13.77	$7.25	$8.09
Total Return(a)	3.16	%**	36.86%	16.19%	91.04%	(9.82)%	4.41%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$249,190		$197,026	$82,153	$141,614	$105,354	$117,878
Net expenses to average daily net assets	0.70	%*	0.73%	1.22%	1.25%	1.35%	1.28%
Net investment income to average daily net assets	1.36	%**(b)	1.71%	1.84%	1.76%	0.80%	1.01%
Portfolio turnover rate	4	%**	18%	141%	39%	72%	68%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.04%	0.11%	0.07%	0.06%	0.09%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.02		$0.04	$0.06	$0.02	$0.00 (c)	$0.00 (c)

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)  The ratio for the six months ended August 31, 2006, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

(c)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

15

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2006			Year Ended February 28/29,
	(Unaudited)		2006	2005(a)
Net asset value, beginning of period	$10.39		$7.72	$6.52
Income (loss) from investment operations:†
Net investment income (loss)	0.15		0.15	0.03
Net realized and unrealized gain (loss)	0.18		2.67	1.44
Total from investment operations	0.33		2.82	1.47
Less distributions to shareholders:
From net investment income	(0.02)		(0.11)	(0.01)
From net realized gains	(0.28)		(0.04)	(0.26)
Total distributions	(0.30)		(0.15)	(0.27)
Net asset value, end of period	$10.42		$10.39	$7.72
Total Return(b)	3.27	%**	36.92%	23.05	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$445,459		$392,370	$103,152
Net expenses to average daily net assets	0.60	%*	0.64%	0.71	%*
Net investment income to average daily net assets	1.41	%**(c)	1.66%	0.99	%*
Portfolio turnover rate	4	%**	18%	141	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.04%	0.16	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01		$0.03	$0.04

(a)  Period from September 23, 2004 (commencement of operations) through February 28, 2005.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)  The ratio for the six months ended August 31, 2006, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2005.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

16

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Emerging Markets Quality Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks broad exposure to the higher quality companies in the S&P/IFCI (Investable) Composite Index. The Fund typically makes equity investments in companies whose stocks are traded in the securities markets of the world's non-developed markets, which excludes countries that are included in the MSCI EAFE Index.

For the six months ended August 31, 2006, the Fund had two classes of shares outstanding: Class III and Class VI. Each class of shares bears a different level of shareholder service fees.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but

17

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. There were no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures

18

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no futures contracts outstanding at the end of the period.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no written option contracts outstanding at the end of the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

19

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. There were no indexed securities held by the Fund at the end of the period.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes

20

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2006, the Fund had loaned securities having a market value of $13,381,048, collateralized by cash in the amount of $14,005,650, which was invested in the Boston Global Investment Trust – Enhanced Portfolio.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non - U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities of $1,497,921 for potential capital gains and repatriation taxes as of August 31, 2006. The accrual for capital gains and repatriation taxes is included in net unrealized gain (loss) in the Statement of

21

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Operations. For the six months ended August 31, 2006, the Fund incurred $16,946 in capital gain taxes which is included in net realized gain (loss) in the Statement of Operations.

The Fund is subject to a Contribuição Provisória sobre Movimentações Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to/from the Brazilian market. For the six months ended August 31, 2006, the Fund incurred $4,595 in CPMF tax which is included in the net realized gain (loss) on investments in the Statement of Operations.

The Fund is currently subject to a Taiwanese security transaction tax of 0.3% of the transaction amount on equities and 0.1% of the transaction amount on corporate bonds and mutual fund shares, which must be paid by the Fund upon the sale or transfer of any portfolio securities subject to such tax.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$555,357,615	$158,136,904	$(7,531,053)	$150,605,851

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount

22

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

Purchases and redemptions of Fund shares

As of the date of this report, the premium on cash purchases and fee on redemptions of Fund shares were each 0.50% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. These fees are allocated relative to each class's net assets on the share transaction date. For the six months ended August 31, 2006 and the year ended February 28, 2006, the Fund received $475,927 and $1,444,193 in purchase premiums and $44,634 and $154,775 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of estimated costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. There is no premium for reinvested distributions.

Investment risks

Investments in emerging countries present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging countries are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

23

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.40% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, transfer taxes and custodial fees) exceed 0.40% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $3,337 and $1,748, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $128,454,954 and $24,266,385, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholder and related parties

As of August 31, 2006, 49.9% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

24

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

As of August 31, 2006, 0.1% of the Fund's shares were held by seven related parties comprised of certain GMO employee accounts, and 98.5% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares Sold	5,291,889	$55,426,852	14,333,276	$116,063,878
Shares issued to shareholders in reinvestment of distribution	643,708	6,462,843	329,743	2,997,691
Shares repurchased	(955,185)	(11,041,995)	(6,332,605)	(59,631,423)
Purchase premiums and redemption fees	—	323,161	—	703,183
Net increase (decrease)	4,980,412	$51,170,861	8,330,414	$60,133,329
	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class VI:	Shares	Amount	Shares	Amount
Shares Sold	3,813,953	$39,294,747	24,022,660	$201,253,447
Shares issued to shareholders in reinvestment of distribution	1,191,089	11,982,360	541,077	4,973,390
Shares repurchased	—	—	(178,181)	(1,708,449)
Purchase premiums and redemption fees	—	197,400	—	895,785
Net increase (decrease)	5,005,042	$51,474,507	24,385,556	$205,414,173

25

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO Emerging Markets Quality Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee

26

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

27

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

28

GMO Emerging Markets Quality Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.70%	$1,000.00	$1,031.60	$3.58
2) Hypothetical	0.70%	$1,000.00	$1,021.68	$3.57
Class VI
1) Actual	0.60%	$1,000.00	$1,032.70	$3.07
2) Hypothetical	0.60%	$1,000.00	$1,022.18	$3.06

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

29

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Investments Concentration Summary

August 31, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	100.2%
Short-Term Investments	0.3
Swaps	0.1
Call Options Purchased	0.0
Forward Currency Contracts	0.0
Futures	0.0
Reverse Repurchase Agreements	(1.0)
Other	0.4
100.0%
Industry Sector Summary	% of Debt Obligations
Residential Asset-Backed Securities (United States)	23.9%
Credit Cards	16.5
Auto Financing	7.6
Student Loans	6.7
CMBS	6.3
Residential Mortgage-Backed Securities (European)	5.8
Business Loans	5.6
Insured Auto Financing	4.2
Residential Mortgage-Backed Securities (Australian)	3.6
Investment Grade Corporate Collateralized Debt Obligations	3.3
Collateralized Loan Obligations	2.2
CMBS Collateralized Debt Obligations	1.7
Insured Residential Mortgage-Backed Securities (United States)	1.6
U.S. Government Agency	1.2
Insured High Yield Collateralized Debt Obligations	1.1
Other	1.1
Rate Reduction Bonds	1.1
Equipment Leases	0.9
Insurance Premiums	0.9
Insured Credit Cards	0.8
Insured Time Share	0.6
Airlines	0.5
Insured Transportation	0.5
Corporate Debt	0.4
Emerging Markets Collateralized Debt Obligations	0.3
Insured Business Loans	0.3
Insured Residential Asset-Backed Securities (European)	0.3
Insured Residential Asset-Backed Securities (United States)	0.3
ABS Collateralized Debt Obligations	0.2
Residential Mortgage-Backed Securities (United States)	0.2
Trade Receivable	0.2
High Yield Collateralized Debt Obligations	0.1
100.0%

1

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 100.2%
	Asset-Backed Securities — 98.6%
	ABS Collateralized Debt Obligations — 0.2%
15,000,000	Paragon CDO Ltd., Series 04-1A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .65%, 6.15%, due 10/20/44	15,000,000
	Airlines — 0.5%
23,000,000	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .48%, 5.81%, due 05/15/24	16,157,500
11,995,879	Continental Airlines Inc., Series 99-1A, 6.55%, due 02/02/19	11,941,897
		28,099,397
	Auto Financing — 7.7%
30,000,000	ARG Funding Corp., Series 05-2A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + .14%, 5.47%, due 05/20/10	30,014,013
410,683	Capital Auto Receivables Asset Trust, Series 03-1, Class A3A, 2.75%, due 04/16/07	410,169
28,000,000	Daimler Chrysler Master Owner Trust, Series 04-A, Class A, Variable Rate, 1 mo. LIBOR + .025%, 5.36%, due 01/15/09	28,008,400
24,272,533	Ford Credit Auto Owner Trust, Series 06-A, Class A2B, Variable Rate, 1 mo. LIBOR + .01%, 5.34%, due 09/15/08	24,272,533
40,000,000	Ford Credit Floorplan Master Owner Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .15%, 5.48%, due 05/15/10	39,999,780
58,000,000	Ford Credit Floorplan Master Owner Trust, Series 06-3, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.51%, due 06/15/11	58,029,453
14,456,310	Household Automotive Trust, Series 02-3, Class A4B, Variable Rate, 1 mo. LIBOR + .34%, 5.67%, due 05/18/09	14,471,489
15,000,000	Nissan Auto Receivables Owner Trust, Series 04-C, Class A4, Variable Rate, 1 mo. LIBOR + .04%, 5.37%, due 03/15/10	15,006,445
33,370,000	Nissan Master Owner Trust Receivables, Series 03-A, Class A1, Variable Rate, 1 mo. LIBOR + .06%, 5.39%, due 09/15/08	33,421,390
12,000,000	Nissan Master Owner Trust Receivables, Series 05-A, Class A, Variable Rate, 1 mo. LIBOR + .03%, 5.36%, due 07/15/10	12,005,625
47,000,000	Sovereign Dealer Floor Plan Master Trust, Series 06-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .05%, 5.38%, due 08/15/11	46,999,780
38,000,000	Superior Wholesale Inventory Financing Trust, Series 05, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.51%, due 06/15/10	38,011,780

See accompanying notes to the financial statements.

2

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Auto Financing — continued
32,000,000	Truck Retail Installment Paper Corp., Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .27%, 5.60%, due 12/15/16	31,977,920
16,000,000	Volkswagen Auto Lease Trust, Series 04-A, Class A4B, Variable Rate, 1 mo. LIBOR + .10%, 5.43%, due 08/20/10	16,004,480
10,000,000	Volkswagen Auto Lease Trust, Series 06-A, Class A1, 5.52%, due 08/20/07	10,004,107
10,000,000	Volkswagen Credit Auto Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .02%, 5.35%, due 07/21/10	10,003,586
46,355,837	Wachovia Auto Owner Trust, Series 06-A, Class A1, 5.31%, due 06/20/07	46,348,594
1,919,913	World Omni Auto Receivables Trust, Series 06-A, Class A1, 4.85%, due 03/15/07	1,919,613
		456,909,157
	Business Loans — 5.6%
9,441,949	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .36%, 5.68%, due 04/25/34	9,477,554
7,937,975	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .37%, 5.69%, due 01/25/35	7,959,407
22,856,453	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .39%, 5.71%, due 01/25/36	22,890,738
4,110,020	Capitalsource Commercial Loan Trust, Series 04-1A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .33%, 5.66%, due 04/20/13	4,114,171
3,315,312	Capitalsource Commercial Loan Trust, Series 04-2A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.58%, due 08/20/13	3,323,302
27,363,079	Capitalsource Commercial Loan Trust, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .12%, 5.45%, due 08/22/16	27,395,915
20,000,000	CNH Wholesale Master Note Trust, Series 06-1A, Class A, Variable Rate, 1 mo. LIBOR + .06%, 5.49%, due 07/15/12	20,003,000
7,945,585	GE Business Loan Trust, Series 04-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .29%, 5.62%, due 05/15/32	7,973,156
10,252,037	GE Business Loan Trust, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .24%, 5.57%, due 11/15/33	10,269,298
25,000,000	GE Commercial Equipment Financing LLC, Series 05-1, Class A3B, Variable Rate, 1 mo. LIBOR + .01%, 5.34%, due 03/20/09	25,001,801
49,000,000	GE Commercial Loan Trust Series 06-2, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .06%, 5.60%, due 08/19/08	49,029,400
14,824,444	GE Commercial Loan Trust, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .08%, 5.57%, due 04/19/17	14,823,703

See accompanying notes to the financial statements.

3

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Business Loans — continued
18,936,202	Lehman Brothers Small Balance Commercial, Series 05-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 02/25/30	18,958,078
16,880,454	Lehman Brothers Small Balance Commercial, Series 05-2, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 09/25/30	16,904,787
18,000,000	Navistar Financial Dealer Note Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 02/25/13	17,915,400
20,000,000	Navistar Financial Dealer Note Master Trust, Series 98-1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 07/25/11	19,985,200
53,000,000	Textron Financial Floorplan Master Note, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .12%, 5.45%, due 05/13/10	53,016,562
3,645,035	The Money Store Business Loan Backed Trust, Series 99-1, Class AN, Variable Rate, 1 mo. LIBOR + .50%, 5.58%, due 09/15/17	3,628,633
		332,670,105
	CMBS — 6.3%
14,500,000	Banc of America Commercial Mortgage, Inc., Series 06-3, Class A2, 5.81%, due 07/10/44	14,817,187
37,000,000	Banc of America Large Loan, Series 06-LAQ, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .16%, 5.49%, due 02/09/21	37,011,562
14,792,980	Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PW10, Class A1, 5.09%, due 12/11/40	14,788,935
22,500,000	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, Variable Rate, 1 mo. LIBOR + .12%, 5.45%, due 07/15/44	22,527,000
32,000,000	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	31,990,000
19,850,000	GE Capital Commercial Mortgage Corp., Series 06-C1, Class A2, Variable Rate, 5.52%, due 03/10/44	19,601,875
18,144,006	Greenwich Capital Commercial Funding Corp., Series 05-FL3A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .20%, 5.53%, due 10/05/20	18,144,006
32,000,000	GS Mortgage Securities Corp., Series 06-GG6, Class A2, Variable Rate, 5.51%, due 04/10/38	32,244,295
13,000,000	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-FL1AC, Class A1B, 144A, Variable Rate, 1 mo. LIBOR + .12%, 5.45%, due 02/15/20	13,000,000
57,000,000	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-LDP7, Class A2, 6.05%, due 04/15/45	58,451,790
42,000,000	Lehman Brothers Floating Rate Commercial, Series 06-LLFA, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .08%, 5.41%, due 09/15/21	42,000,000

See accompanying notes to the financial statements.

4

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	CMBS — continued
33,000,000	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, Variable Rate, 5.80%, due 05/12/39	33,522,070
12,000,000	Morgan Stanley Capital I, Series 06-IQ11, Class A2, 5.69%, due 10/15/42	12,012,000
13,000,000	Morgan Stanley Capital I, Series 06-IQ11, Class A3, Variable Rate, 5.91%, due 10/15/42	13,008,125
12,216,925	Morgan Stanley Dean Witter Capital I, Series 03-TOP9, Class A1, 3.98%, due 11/13/36	11,806,513
		374,925,358
	CMBS Collateralized Debt Obligations — 1.7%
18,725,063	Crest Exeter Street Solar, Series 04-1A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .35%, 5.84%, due 06/28/19	18,760,641
20,000,000	G-Force LLC, Series 05-RR2, Class A2, 144A, 5.16%, due 12/25/39	19,874,000
30,000,000	Guggenheim Structured Real Estate Funding, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .32%, 5.64%, due 08/26/30	30,014,062
35,500,000	Marathon Real Estate CDO, Series 06-1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .33%, 5.65%, due 05/25/46	35,500,000
		104,148,703
	Collateralized Loan Obligations — 2.2%
6,000,000	Archimedes Funding IV (Cayman) Ltd., 4A A1, 144A, Variable Rate, 1 mo. LIBOR + .48%, 5.88%, due 02/25/13	6,017,700
78,000,000	Arran, Series 06-1A, Class A3, 144A, Variable Rate, 3 mo LIBOR + .17%, 5.65%, due 06/20/25	78,000,000
45,500,000	Omega Capital Europe Plc, Series GLOB-5A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .25%, 5.75%, due 07/05/11	45,501,777
		129,519,477
	Credit Cards — 16.5%
13,500,000	Advanta Business Card Master Trust, Series 05-A1, Class A1, Variable Rate, 1 mo. LIBOR + .07%, 5.40%, due 04/20/11	13,505,535
20,000,000	Advanta Business Card Master Trust, Series 05-A2, Class A2, Variable Rate, 1 mo. LIBOR + .13%, 5.46%, due 05/20/13	20,055,469
7,000,000	Advanta Business Card Master Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR + .06%, 5.39%, due 04/20/12	7,001,750

See accompanying notes to the financial statements.

5

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Credit Cards — continued
15,000,000	American Express Credit Account Master Trust, Series 02-6, Class A, Variable Rate, 1 mo. LIBOR + .14%, 5.47%, due 03/15/10	15,021,075
5,000,000	American Express Credit Account Master Trust, Series 03-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 5.44%, due 09/15/10	5,009,100
9,800,000	American Express Credit Account Master Trust, Series 05-3, Class A, Variable Rate, 1 mo. LIBOR, 5.33%, due 01/18/11	9,813,524
35,000,000	American Express Credit Account Master Trust, Series 05-5, Class A, Variable Rate, 1 mo. LIBOR + .04%, 5.37%, due 02/15/13	35,012,250
25,000,000	American Express Credit Account Master Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .03%, 5.36%, due 12/15/13	25,003,750
25,000,000	Arran, Series 2005-A, Class A, Variable Rate, 1 mo. LIBOR + .02%, 5.35%, due 12/15/10	24,997,500
20,000,000	Bank One Issuance Trust, Series 02-A5, Class A5, Variable Rate, 1 mo. LIBOR + .12%, 5.45%, due 06/15/10	20,028,200
5,000,000	Bank One Issuance Trust, Series 03-A1, Class A1, Variable Rate, 1 mo. LIBOR + .12%, 5.45%, due 09/15/10	5,008,600
11,670,000	Bank One Issuance Trust, Series 03-A10, Class A10, Variable Rate, 1 mo. LIBOR + .11%, 5.44%, due 06/15/11	11,714,346
38,635,000	Bank One Issuance Trust, Series 03-A3, Class A3, Variable Rate, 1 mo. LIBOR + .11%, 5.44%, due 12/15/10	38,754,768
10,000,000	Capital One Master Trust, Series 01-6, Class A, Variable Rate, 1 mo. LIBOR + .19%, 5.52%, due 06/15/11	10,035,400
30,000,000	Capital One Master Trust, Series 02-1A, Class A, Variable Rate, 1 mo. LIBOR + .20%, 5.53%, due 11/15/11	30,140,625
15,000,000	Capital One Multi-Asset Execution Trust, Series 04-A2, Class A2, Variable Rate, 1 mo. LIBOR + .09%, 5.42%, due 01/17/12	15,032,335
15,000,000	Capital One Multi-Asset Execution Trust, Series 04-A3, Class A3, Variable Rate, 1 mo. LIBOR + .10%, 5.43%, due 02/15/12	15,036,855
26,275,000	Capital One Multi-Asset Execution Trust, Series 04-A7, Class A7, Variable Rate, 3 mo. LIBOR + .15%, 5.56%, due 06/16/14	26,396,390
25,000,000	Chase Credit Card Master Trust, Series 01-6, Class A, Variable Rate, 1 mo. LIBOR + .13%, 5.46%, due 03/16/09	25,007,621
15,650,000	Chase Credit Card Master Trust, Series 02-1, Class A, Variable Rate, 1 mo. LIBOR + .10%, 5.43%, due 06/15/09	15,657,788
14,000,000	Chase Issuance Trust, Series 05-A9, Class A9, Variable Rate, 1 mo. + .02%, 5.35%, due 11/15/11	14,021,420

See accompanying notes to the financial statements.

6

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)		Description	Value ($)
		Credit Cards — continued
	22,000,000	Citibank Credit Card Issuance Trust, Series 01-A1, Class A1, Variable Rate, 3 mo. LIBOR + .17%, 5.65%, due 02/07/10	22,051,341
	61,500,000	Citibank Credit Card Issuance Trust, Series 03-A4, Class A4, Variable Rate, 3 mo. LIBOR + .07%, 5.44%, due 03/20/09 (a)	61,531,230
	20,000,000	Citibank Credit Card Issuance Trust, Series 04-A3, Class A3, Variable Rate, 3 mo. LIBOR + .07%, 5.58%, due 07/25/11	20,034,654
	10,000,000	Citibank Credit Card Issuance Trust, Series 05-A3, Class A3, Variable Rate, 1 mo. LIBOR + .07%, 5.40%, due 04/24/14	10,014,721
	23,000,000	Citibank Credit Card Issuance Trust, Series 06-A6, Class A6, Variable Rate, 1 mo. LIBOR + .01%, 5.34%, due 05/24/12	23,020,700
	22,000,000	Discover Card Master Trust I, Series 01-1, Class A, Variable Rate, 1 mo. LIBOR + .22%, 5.55%, due 01/15/08	22,070,336
	10,000,000	Discover Card Master Trust I, Series 02-3, Class A, Variable Rate, 1 mo. LIBOR + .11%, 5.44%, due 11/17/09	10,009,000
	45,000,000	Discover Card Master Trust I, Series 03-2, Class A, Variable Rate, 1 mo. LIBOR + .13%, 5.46%, due 08/15/10	45,090,000
	12,000,000	Discover Card Master Trust I, Series 03-4, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 5.44%, due 05/15/11	12,031,875
	5,405,000	Discover Card Master Trust I, Series 04-2, Class A1, Variable Rate, 1 mo. LIBOR + .02%, 5.35%, due 05/15/10	5,405,610
	46,000,000	Discover Card Master Trust I, Series 05-3, Class A, Variable Rate, 1 mo. LIBOR + .02%, 5.35%, due 05/15/11	46,009,468
	7,000,000	Discover Card Master Trust I, Series 05-4, Class A1, Variable Rate, 1 mo. LIBOR + .06%, 5.39%, due 06/18/13	7,004,375
GBP	10,000,000	Earls Five Ltd., Series E, MTN, Variable Rate, 3 mo. GBP LIBOR + .14%, 5.11%, due 02/27/08	19,126,944
	5,400,000	GE Capital Credit Card Master Note Trust, Series 04-2, Class A, Variable Rate, 1 mo. LIBOR + .04%, 5.37%, due 09/15/10	5,403,809
	25,000,000	GE Capital Credit Card Master Note Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .04%, 5.37%, due 03/15/13	25,024,232
	20,000,000	Gracechurch Card Funding Plc, Series 2, Class A, Variable Rate, 1 mo. LIBOR + .12%, 5.45%, due 10/15/09	20,028,496
	3,000,000	MBNA Credit Card Master Note Trust Series 01-A5 Class A5, Variable Rate, 1 mo. LIBOR + .21%, 5.54%, due 03/15/11	3,011,490
	6,220,000	MBNA Credit Card Master Note Trust, Series 02-A9, Class A9, Variable Rate, 3 mo. LIBOR + .09%, 5.60%, due 12/15/09	6,226,929

See accompanying notes to the financial statements.

7

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Credit Cards — continued
31,976,000	MBNA Credit Card Master Note Trust, Series 03-A3, Class A3, Variable Rate, 1 mo. LIBOR + .12%, 5.45%, due 08/16/10	32,023,324
14,000,000	MBNA Credit Card Master Note Trust, Series 04-A7, Class A7, Variable Rate, 1 mo. LIBOR + .10%, 5.43%, due 12/15/11	14,041,562
15,000,000	MBNA Credit Card Master Note Trust, Series 04-A8, Class A8, Variable Rate, 1 mo. LIBOR + .15%, 5.48%, due 01/15/14	15,065,834
19,000,000	MBNA Credit Card Master Note Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR, 5.33%, due 12/15/10	19,006,680
20,000,000	MBNA Credit Card Master Note Trust, Series 06-A4, Class A4, Variable Rate, 1 mo. LIBOR - .01%, 5.32%, due 09/15/11	20,000,023
9,100,000	Nordstrom Credit Card Master Note Trust, Series 02-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .27%, 5.60%, due 10/13/10	9,113,462
25,000,000	Pillar Funding Plc, Series 04-2, Class A, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.47%, due 09/15/11	25,033,918
32,500,000	Turquoise Card Backed Securities Plc, Series 06-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .01%, 5.34%, due 05/16/11	32,500,000
18,000,000	World Financial Network Credit Card Master Trust, Series 02-A, Class A, Variable Rate, 1 mo. LIBOR + .43%, 5.76%, due 08/15/11	18,106,200
31,100,000	World Financial Network Credit Card Master Trust, Series 04-A, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.51%, due 03/15/13	31,155,160
7,000,000	World Financial Network Credit Card Master Trust, Series 04-A, Class B, Variable Rate, 1 mo. LIBOR + .10%, 5.43%, due 07/15/10	6,999,930
15,000,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .13%, 5.46%, due 02/15/17	14,999,918
		983,395,522
	Emerging Markets Collateralized Debt Obligations — 0.3%
16,000,000	Santiago CDO Ltd., Series 05-1A, Class A, 144A, Variable Rate, 6 mo. LIBOR + .40%, 5.61%, due 04/18/17	16,000,000
	Equipment Leases — 0.9%
7,500,000	CNH Equipment Trust, Series 04-A, Class A4A, Variable Rate, 1 mo. LIBOR + .11%, 5.44%, due 09/15/11	7,506,445
23,000,000	CNH Equipment Trust, Series 05-A, Class A4A, Variable Rate, 1 mo. LIBOR + .04%, 5.37%, due 06/15/12	23,003,450
24,346,977	CNH Equipment Trust, Series 06-A, Class A1, 4.99%, due 04/05/07	24,323,658

See accompanying notes to the financial statements.

8

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Equipment Leases — continued
346,034	GE Equipment Small Ticket LLC, Series 05-2A, Class A1, 144A, 4.56%, due 12/22/06	346,450
		55,180,003
	High Yield Collateralized Debt Obligations — 0.1%
1,885,533	Rhyno CBO Delaware Corp., Series 97-1, Class A-2, 144A, Step Up, 6.33%, due 09/15/09	1,885,533
1,968,954	SHYPPCO Finance Co., Series II, Class A-2B, 6.64%, due 06/15/10	1,939,420
		3,824,953
	Insurance Premiums — 0.9%
25,000,000	AICCO Premium Finance Master Trust, Series 04-1A, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.51%, due 11/17/08	25,019,531
16,000,000	AICCO Premium Finance Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .08%, 5.41%, due 04/15/10	16,030,400
11,000,000	Mellon Bank Premium Finance Loan Master Trust, Series 04-1, Class A, Variable Rate, 3 mo. LIBOR + .16%, 5.55%, due 06/15/09	11,017,050
		52,066,981
	Insured Auto Financing — 4.2%
17,500,000	Aesop Funding II LLC, Series 03-5A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .38%, 5.70%, due 12/20/09	17,606,575
9,000,000	Aesop Funding II LLC, Series 04-2A, Class A2, 144A, FGIC, Variable Rate, 1 mo. LIBOR + .12%, 5.45%, due 04/20/08	9,002,812
10,000,000	Aesop Funding II LLC, Series 05-1A, Class A3, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .12%, 5.45%, due 04/20/10	9,959,100
19,550,000	AmeriCredit Automobile Receivables Trust, Series 05-BM, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .08%, 5.41%, due 05/06/12	19,571,021
35,000,000	AmeriCredit Automobile Receivables Trust, Series 06-RM, Class A1, MBIA, Variable Rate, 5.37%, due 10/06/09	35,038,176
17,000,000	Capital One Auto Finance Trust, Series 04-A, Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .10%, 5.43%, due 03/15/11	17,015,980
11,000,000	Capital One Auto Finance Trust, Series 04-B, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .11%, 5.44%, due 08/15/11	11,014,520
37,000,000	Capital One Auto Finance Trust, Series 06-A, Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .01%, 5.34%, due 12/15/12	36,815,000

See accompanying notes to the financial statements.

9

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Auto Financing — continued
29,000,000	Capital One Auto Finance Trust, Series 06-B, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .015%, 5.35%, due 07/15/13	28,995,360
28,070,338	Drive Auto Receivables Trust, Series 06-1, Class A1, FSA, 5.34%, due 06/15/07	28,062,478
8,000,000	Hertz Vehicle Financing LLC, Series 05-2A, Class A5, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 11/25/11	8,029,074
15,000,000	Rental Car Finance Corp., Series 04-1A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 06/25/09	15,016,125
8,322,459	Triad Auto Receivables Owner Trust, Series 6-B, Class A1, 5.14%, due 06/12/07	8,332,446
8,720,981	UPFC Auto Receivables Trust, Series 06-A, Class A1, MBIA, 5.27%, due 06/15/07	8,720,109
		253,178,776
	Insured Business Loans — 0.3%
7,265,378	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .44%, 5.76%, due 10/25/30	7,292,623
8,607,609	Golden Securities Corp., Series 03-A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 5.63%, due 12/02/13	8,614,151
		15,906,774
	Insured Collateralized Loan Obligations — 0.0%
1,835,721	PAM Capital Funding Corp, Series 98-1W, Class A, 144A, FSA, Variable Rate, 3 mo. LIBOR + .165%, 5.65%, due 05/01/10	1,834,491
	Insured Credit Cards — 0.8%
11,000,000	Cabela's Master Credit Card Trust, Series 03-1A, Class A, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .30%, 5.63%, due 01/15/10	11,029,150
35,000,000	Cabela's Master Credit Card Trust, Series 04-2A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .12%, 5.45%, due 03/15/11	35,084,700
		46,113,850
	Insured High Yield Collateralized Debt Obligations — 1.1%
29,615,385	Augusta Funding Ltd., Series 10A, Class F-1, 144A, CapMAC, Variable Rate, 3 mo. LIBOR + .25%, 5.23%, due 06/30/17	29,467,308
1,754,358	Cigna CBO Ltd, Series 96-1, Class A2, 144A, Variable Rate, CapMAC, 6.46%, due 11/15/08	1,754,358
2,708	Clydesdale CBO 1 Ltd, Series 1A, Class A2, 144A, FSA, 6.83%, due 03/25/11	2,708

See accompanying notes to the financial statements.

10

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)		Description	Value ($)
		Insured High Yield Collateralized Debt Obligations — continued
	487,636	DLJ CBO Ltd, Series 1A, Class A2, FSA, 6.68%, due 04/15/11	488,611
	4,614,629	GSC Partners CDO Fund Ltd, Series 1A, Class A, 144A, FSA, Variable Rate, 6 mo. LIBOR + .40%, 5.68%, due 05/09/12	4,614,398
	10,000,000	GSC Partners CDO Fund Ltd., Series 03-4A, Class A3, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .46%, 5.96%, due 12/16/15	9,999,500
	17,604,436	GSC Partners CDO Fund Ltd., Series 2A, Class A, 144A, FSA, Variable Rate, 6 mo. LIBOR + .52%, 5.82%, due 05/22/13	17,654,609
			63,981,492
		Insured Residential Asset-Backed Securities (European) — 0.3%
GBP	4,041,917	RMAC Plc, Series 03-NS1A, Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .45%, 5.17%, due 06/12/35	7,729,190
GBP	6,765,074	RMAC Plc, Series 03-NS2A, Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .40%, 4.98%, due 09/12/35	12,911,954
			20,641,144
		Insured Residential Asset-Backed Securities (United States) — 0.3%
	7,828,212	Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .38%, 5.70%, due 12/25/33	7,891,621
	2,037,807	Quest Trust, Series 03-X4A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .43%, 5.75%, due 12/25/33	2,039,327
	2,539,308	Quest Trust, Series 04-X1, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .33%, 5.65%, due 03/25/34	2,550,227
	2,997,630	Residential Asset Securities Corp., Series 02-KS3, Class A1B, AMBAC, Variable Rate, 1 mo. LIBOR + .25%, 5.82%, due 05/25/32	2,997,870
	1,381,471	Residential Asset Securities Corp., Series 02-KS5, Class AIB3, AMBAC, Variable Rate, 1 mo. LIBOR + .27%, 5.59%, due 08/25/32	1,382,852
			16,861,897
		Insured Residential Mortgage-Backed Securities (United States) — 1.6%
	2,700,191	Chevy Chase Mortgage Funding Corp., Series 03-4, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .34%, 5.66%, due 10/25/34	2,704,512
	6,377,303	Chevy Chase Mortgage Funding Corp., Series 04-1A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .33%, 5.65%, due 01/25/38	6,385,275
	10,000,000	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 10/25/34	10,024,219

See accompanying notes to the financial statements.

11

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Residential Mortgage-Backed Securities (United States) — continued
37,000,000	GMAC Mortgage Corp. Loan Trust, Series 05-HE3, Class A1, AMBAC, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 02/25/36	37,007,932
1,711,444	GreenPoint Home Equity Loan Trust, Series 04-1, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 07/25/29	1,713,584
1,867,229	GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .28%, 5.61%, due 08/15/30	1,870,030
4,355,425	Lehman ABS Corp., Series 04-2, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .22%, 5.54%, due 06/25/34	4,359,564
1,393,077	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, Variable Rate, 1 mo. LIBOR + .29%, 5.61%, due 12/25/32	1,394,149
11,489,944	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, Variable Rate, 1 mo. LIBOR + .19%, 5.51%, due 11/25/35	11,504,307
8,307,967	Wachovia Asset Securitization Inc., Series 04-HE1, Class A, MBIA, Variable Rate, 1 mo. LIBOR + .22%, 5.54%, due 06/25/34	8,318,352
7,569,393	Wachovia Asset Securitization, Inc., Series 02-HE1, Class A, AMBAC, Variable Rate, 1 mo. LIBOR + .37%, 5.76%, due 09/27/32	7,595,659
		92,877,583
	Insured Time Share — 0.6%
5,826,719	Cendant Timeshare Receivables Funding LLC, Series 04-1A, Class A2, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .18%, 5.51%, due 05/20/16	5,820,712
11,030,044	Cendant Timeshare Receivables Funding LLC, Series 05-1A, Class A2, 144A, FGIC, Variable Rate, 1 mo. LIBOR + .18%, 5.51%, due 05/20/17	11,026,597
21,010,654	Sierra Receivables Funding Co., Series 06-1A, Class A2, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .15%, 5.48%, due 05/20/18	21,010,549
		37,857,858
	Insured Transportation — 0.5%
11,500,000	GE Seaco Finance, Series 04-1A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 5.63%, due 04/17/19	11,499,425
20,500,000	Westralia Airports Corp., 144A, MBIA, 6.48%, due 04/01/10	21,197,615
		32,697,040
	Investment Grade Corporate Collateralized Debt Obligations — 3.3%
20,000,000	Counts Trust, Series 04-2, 144A, Variable Rate, 3 mo. LIBOR + .95%, 6.34%, due 09/20/09	20,315,000

See accompanying notes to the financial statements.

12

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Investment Grade Corporate Collateralized Debt Obligations — continued
10,000,000	Morgan Stanley ACES SPC, Series 04-12, Class A, 144A, Variable Rate, 3 mo. LIBOR + .60%, 6.08%, due 08/05/09	10,060,000
7,000,000	Morgan Stanley ACES SPC, Series 04-12, Class I, 144A, Variable Rate, 3 mo. LIBOR + 0.80%, 6.28%, due 08/05/09	7,024,500
6,000,000	Morgan Stanley ACES SPC, Series 04-15, Class I, 144A, Variable Rate, 3 mo. LIBOR + .45%, 5.86%, due 12/20/09	6,030,000
11,000,000	Morgan Stanley ACES SPC, Series 04-15, Class II, 144A, Variable Rate, 3 mo. LIBOR + .65%, 6.06%, due 12/20/09	11,055,000
3,000,000	Morgan Stanley ACES SPC, Series 04-15, Class III, 144A, Variable Rate, 3 mo. LIBOR + .75%, 6.16%, due 12/20/09	3,007,500
16,000,000	Morgan Stanley ACES SPC, Series 05-10, Class A1, 144A, Variable Rate, 3 mo. + .52%, 5.93%, due 03/20/10	15,984,000
30,000,000	Morgan Stanley ACES SPC, Series 05-15, Class A, 144A, Variable Rate, 3 mo. LIBOR + .40%, 5.81%, due 12/20/10	29,940,000
16,000,000	Morgan Stanley ACES SPC, Series 05-2A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .45%, 5.86%, due 03/20/10	16,016,000
46,000,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .29%, 5.79%, due 06/20/13	46,046,000
30,000,000	Salisbury International Investments Ltd., Series E, MTN, Variable Rate, 3 mo. LIBOR + .42%, 5.81%, due 06/22/10	29,923,500
		195,401,500
	Other — 1.1%
30,000,000	DB Master Finance LLC, Series 06-1, Class A2, 144A, AMBAC, 5.78%, due 06/20/31	30,359,548
4,843,750	Ensec Home Finance Pool Ltd., Series 05-R1A, 144A, Variable Rate, 1 mo. LIBOR + .20%, 5.53%, due 05/15/14	4,847,028
29,000,000	TIB Card Receivables Fund, 144A, FGIC, Variable Rate, 4 mo. LIBOR + .25%, 5.73%, due 01/05/14	29,034,800
		64,241,376
	Rate Reduction Bonds — 1.1%
1,431,032	California Infrastructure PG&E-1, Series 97-1, Class A7, 6.42%, due 09/25/08	1,431,805
3,510,000	Connecticut RRB Special Purpose Trust CL&P-1, Series 01-1, Class A4, Variable Rate, 3 mo. LIBOR + .31%, 5.81%, due 12/30/10	3,526,161

See accompanying notes to the financial statements.

13

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Rate Reduction Bonds — continued
23,000,000	Massachusetts RRB Special Purpose Trust, Series 05-1, Class A3, 4.13%, due 09/15/13	22,195,555
30,000,000	PG&E Energy Recovery Funding LLC, Series 05-1, Class A4, 4.37%, due 06/25/14	28,950,000
12,500,000	PSE&G Transition Funding LLC, Series 01-1, Class A4, Variable Rate, 3 mo. LIBOR + .30%, 5.63%, due 06/15/11	12,546,786
		68,650,307
	Residential Asset-Backed Securities (United States) — 23.9%
6,668,216	Accredited Mortgage Loan Trust, Series 04-4, Class A1B, Variable Rate, 1 mo. LIBOR + .39%, 5.71%, due 01/25/35	6,691,659
16,378,000	ACE Securities Corp., Series 05-AG1, Class A2B, Variable Rate, 1 mo. LIBOR + .21%, 5.53%, due 08/25/35	16,379,638
20,000,000	ACE Securities Corp., Series 05-ASP1, Class A2B, Variable Rate, 1 mo. LIBOR + .21%, 5.53%, due 09/25/35	20,015,400
7,000,000	ACE Securities Corp., Series 05-ASP1, Class A2C, Variable Rate, 1 mo. LIBOR + .27%, 5.59%, due 09/25/35	7,015,120
4,702,281	ACE Securities Corp., Series 05-RM2, Class A2B, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 06/25/35	4,702,939
12,342,123	ACE Securities Corp., Series 06-ASL1, Class A, Variable Rate, 1 mo. LIBOR + .14%, 5.46%, due 02/25/36	12,346,196
36,409,000	ACE Securities Corp., Series 06-ASP1, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 12/25/35	36,409,364
30,000,000	ACE Securities Corp., Series 06-ASP2, Class A2B, Variable Rate, 1 mo. LIBOR + .14%, 5.46%, due 03/25/36	30,000,300
10,000,000	ACE Securities Corp., Series 06-ASP2, Class A2C, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 03/25/36	9,998,800
17,000,000	ACE Securities Corp., Series 06-ASP4, Class A2B, Variable Rate, 1 mo. LIBOR + .10%, 5.50%, due 08/25/36	16,999,830
11,618,251	ACE Securities Corp., Series 06-CW1, Class A2A, Variable Rate, 1 mo. LIBOR + .05%, 5.44%, due 07/25/36	11,618,135
22,000,000	ACE Securities Corp., Series 06-CW1, Class A2B, Variable Rate, 1 mo. LIBOR + .10%, 5.49%, due 07/25/36	21,999,780
17,500,000	ACE Securities Corp., Series 06-HE3, Class A2B, Variable Rate, 1 mo. LIBOR + .09%, 5.41%, due 06/25/36	17,495,275
13,000,000	ACE Securities Corp., Series 06-OP1, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 04/25/36	13,000,130

See accompanying notes to the financial statements.

14

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
23,973,383	ACE Securities Corp., Series 06-SL1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 5.24%, due 09/25/35	23,981,534
28,489,438	ACE Securities Corp., Series 06-SL3, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 5.42%, due 06/25/36	28,490,008
14,036,000	ACE Securities Corp., Series 06-SL3, Class A2, Variable Rate, 1 mo. LIBOR + .17%, 5.49%, due 06/25/36	14,036,281
609,684	Aegis Asset Backed Securities Trust, Series 04-1, Class A, Variable Rate, 1 mo. LIBOR + .35%, 5.67%, due 04/25/34	609,873
11,379,295	Aegis Asset Backed Securities Trust, Series 04-5, Class 1A2, Variable Rate, 1 mo. LIBOR + .34%, 5.66%, due 03/25/31	11,391,698
24,010,230	Aegis Asset Backed Securities Trust, Series 04-6, Class 1A2, Variable Rate, 1 mo. LIBOR + .27%, 5.59%, due 03/25/35	24,028,958
2,435,769	Aegis Asset Backed Securities Trust, Series 05-3, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 5.42%, due 08/25/35	2,435,862
7,000,000	Aegis Asset Backed Securities Trust, Series 05-5, Class 1A2, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 12/25/35	7,012,040
11,880,666	Argent Securities, Inc., Series 04-W8, Class A5, Variable Rate, 1 mo. LIBOR + .52%, 5.84%, due 05/25/34	11,882,522
35,000,000	Argent Securities, Inc., Series 06-W2, Class A2B, Variable Rate, 1 mo. LIBOR + .19%, 5.51%, due 03/25/36	35,030,373
13,000,000	Argent Securities, Inc., Series 06-W5, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 06/25/36	13,000,000
10,000,000	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 5.83%, due 05/28/39	10,039,650
10,400,000	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .65%, 5.98%, due 05/28/39	10,457,724
15,000,000	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 5.90%, due 02/28/40	15,033,984
2,858,394	Carrington Mortgage Loan Trust, Series 05-OPT2, Class A1B, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 05/25/35	2,862,396
26,000,000	Carrington Mortgage Loan Trust, Series 05-OPT2, Class A1C, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 05/25/35	26,039,780
39,000,000	Carrington Mortgage Loan Trust, Series 06-NC1, Class A2, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 01/25/36	39,068,250
6,799,907	Centex Home Equity, Series 05-A, Class AV2, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 07/25/34	6,797,782

See accompanying notes to the financial statements.

15

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
7,000,000	Centex Home Equity, Series 05-A, Class AV3, Variable Rate, 1 mo. LIBOR + .34%, 5.66%, due 01/25/35	7,016,406
32,000,000	Centex Home Equity, Series 05-C, Class AV3, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 06/25/35	32,000,000
16,500,000	Centex Home Equity, Series 06-A, Class AV3, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 06/25/36	16,519,800
999,799	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, Variable Rate, 1 mo. LIBOR + .27%, 5.59%, due 04/25/33	997,611
366,531	Citifinancial Mortgage Securities, Inc., Series 04-1, Class AF1, Variable Rate, 1 mo. LIBOR + .09%, 5.41%, due 04/25/34	367,044
2,272,287	Citigroup Mortgage Loan Trust, Inc., Series 04-OPT1, Class A1B, Variable Rate, 1 mo. LIBOR + .41%, 5.73%, due 10/25/34	2,277,513
1,058,160	Countrywide Asset-Backed Certificates, Series 04-9, Class 2AV2, Variable Rate, 1 mo. LIBOR + .34%, 5.66%, due 05/25/33	1,058,332
6,887,232	Countrywide Asset-Backed Certificates, Series 05-4, Class AF1, Variable Rate, 1 mo. LIBOR + .13%, 5.45%, due 10/25/35	6,886,828
46,500,000	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, Variable Rate, 1 mo. LIBOR + .14%, 5.47%, due 08/25/12	46,500,000
33,072,890	Credit-Based Asset Servicing & Securitization, Series 06-RP1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 04/25/36	33,072,890
1,563,751	Credit-Based Asset Servicing and Securitization, Series 04-CB6, Class AV1, Variable Rate, 1 mo. LIBOR + .33%, 5.65%, due 07/25/35	1,564,850
1,340,000	Equity One ABS, Inc., Series 04-1, Class AV2, Variable Rate, 1 mo. LIBOR + .30%, 5.62%, due 04/25/34	1,340,419
18,500,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 04/25/36	18,505,781
25,456,560	Fremont Home Loan Trust, Series 05-B, Class 2A2, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 04/25/35	25,460,885
8,756,150	Fremont Home Loan Trust, Series 05-C, Class 2A2, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 07/25/35	8,757,518
23,625,000	Fremont Home Loan Trust, Series 06-B, Class 2A3, Variable Rate, 1 mo. LIBOR + .16%, 5.55%, due 08/25/36	23,625,000
29,477,000	GE-WMC Mortgage Securities, Series 05-2, Class A2B, Variable Rate, 1 mo. LIBOR + .17%, 5.49%, due 12/25/35	29,513,846
19,000,000	GE-WMC Mortgage Securities, Series 06-1, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 5.48%, due 08/25/36	19,005,700

See accompanying notes to the financial statements.

16

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
10,659,000	GreenPoint Mortgage Funding Trust, Series 05-HE4, Class 2A3C, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 07/25/30	10,668,993
19,145,000	GSAMP Trust, Series 05-HE3, Class A2B, Variable Rate, 1 mo. LIBOR + .22%, 5.54%, due 06/25/35	19,150,379
17,000,000	Home Equity Asset Trust, Series 05-4, Class 2A2, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 10/25/35	17,032,903
8,672,254	Household Home Equity Loan Trust, Series 05-2, Class A2, Variable Rate, 1 mo. LIBOR + .31%, 5.64%, due 01/20/35	8,692,580
9,480,777	Household Home Equity Loan Trust, Series 05-3, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 5.62%, due 01/20/35	9,500,034
28,484,072	Household Home Equity Loan Trust, Series 06-1, Class A1, Variable Rate, 1 mo. LIBOR + .16%, 5.49%, due 01/20/36	28,484,072
3,303,815	Household Mortgage Loan Trust, Series 04-HC1, Class A, Variable Rate, 1 mo. LIBOR + .35%, 5.68%, due 02/20/34	3,304,354
13,810,934	IndyMac Residential Asset Backed Trust, Series 06-B, Class 2A1, Variable Rate, 1 mo. LIBOR + .06%, 5.38%, due 03/14/10	13,811,367
1,502,633	Master Asset Backed Securities Trust, Series 04-OPT1, Class A3, Variable Rate, 1 mo. LIBOR + .26%, 5.58%, due 02/25/34	1,504,511
42,000,000	Master Asset Backed Securities Trust, Series 06-WMC1, Class A2, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 02/25/36	41,970,026
10,000,000	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 10/25/35	10,027,916
25,910,000	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 03/25/36	25,914,542
9,612,554	Master Asset-Backed Securities Trust, Series 06-HE1, Class A1, Variable Rate, 1 mo. LIBOR + .08%, 5.40%, due 01/25/36	9,615,533
14,300,000	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 06/25/36	14,299,173
30,390,000	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, Variable Rate, 1 mo. LIBOR + .15% Mabs, 5.48%, due 08/25/36	30,390,000
22,658,627	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 03/25/36	22,683,437
7,778,677	Morgan Stanley ABS Capital I, Series 04-HE5, Class A4, Variable Rate, 1 mo. LIBOR + .53%, 5.85%, due 06/25/34	7,790,832
3,869,458	Morgan Stanley ABS Capital I, Series 04-HE9, Class A3C, Variable Rate, 1 mo. LIBOR + .30%, 5.62%, due 11/25/34	3,875,649

See accompanying notes to the financial statements.

17

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
7,131,866	Morgan Stanley ABS Capital I, Series 04-SD1, Class A, Variable Rate, 1 mo. LIBOR + .40%, 5.72%, due 08/25/34	7,134,184
30,000,000	Morgan Stanley Home Equity Loans, Series 05-2, Class A2B, Variable Rate, 1 mo. LIBOR + 0.22%, 5.54%, due 05/25/35	30,032,700
7,929,783	Morgan Stanley Home Equity Loans, Series 06-2, Class A1, Variable Rate, 1 mo. LIBOR + 0.07%, 5.39%, due 02/25/36	7,937,217
27,500,000	Morgan Stanley Home Equity Loans, Series 06-3, Class A3, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 04/25/36	27,156,250
194,551	New Century Home Equity Loan Trust, Series 04-3, Class A5, Variable Rate, 1 mo. LIBOR + .35%, 5.67%, due 11/25/34	194,581
2,106,362	New Century Home Equity Loan Trust, Series 05-3, Class A2A, Variable Rate, 1 mo. LIBOR + .09%, 5.41%, due 07/25/35	2,106,551
20,000,000	Nomura Home Equity Loan, Inc., Series 05-FM1, Class 2A2, Variable Rate, 1 mo. LIBOR + .22%, 5.54%, due 05/25/35	20,021,875
16,016,000	Nomura Home Equity Loan, Inc., Series 06-FM1, Class 2A2, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 11/25/35	16,028,512
4,000,000	Option One Mortgage Loan Trust, Series 05-3, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 08/25/35	4,007,500
1,595,529	Ownit Mortgage Loan Asset Backed Certificates, Series 05-2, Class A2A, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 03/25/36	1,599,892
29,774,328	Park Place Securities, Inc., Series 05-WCW2, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 07/25/35	29,827,921
23,531,868	People's Choice Home Loan Securities Trust, Series 05-3, Class 1A2, Variable Rate, 1 mo. LIBOR + .27%, 5.59%, due 08/25/35	23,563,963
28,000,000	People's Choice Home Loan Securities Trust, Series 05-4, Class 1A2, Variable Rate, 1 mo. LIBOR + .26%, 5.58%, due 03/15/30	28,074,480
14,803,711	RAAC Series Trust, Series 05-RP3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 05/25/39	14,803,563
24,235,000	RAAC Series Trust, Series 06-SP1, Class A2, Variable Rate, 1 mo. LIBOR + .19%, 5.51%, due 09/25/45	24,252,040
16,000,000	Residential Asset Mortgage Products, Inc., Series 05-RS4, Class A3, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 04/25/35	16,005,000
12,000,000	Residential Asset Mortgage Products, Inc., Series 05-RS8, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 5.61%, due 10/25/33	12,037,440
1,493,291	Saxon Asset Securities Trust, Series 04-1, Class A, Variable Rate, 1 mo. LIBOR + .27%, 5.59%, due 03/25/35	1,493,291

See accompanying notes to the financial statements.

18

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
5,434,446	Security National Mortgage Loan Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .29%, 5.61%, due 02/25/36	5,437,206
14,455,000	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, Variable Rate, 1 mo. LIBOR + .26%, 5.58%, due 10/25/35	14,488,825
12,258,536	Soundview Home Equity Loan Trust, Series 06-OPT1, Class 2A1, Variable Rate, 1 LIBOR + .07%, 5.39%, due 03/25/36	12,254,705
2,061,856	Specialty Underwriting & Residential Finance, Series 05-BC2, Class A2A, Variable Rate, 1 mo. LIBOR + .10%, 5.42%, due 12/25/35	2,068,058
20,000,000	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 06/25/37	20,000,000
13,000,000	Structured Asset Investment Loan Trust, Series 06-1, Class A3, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 01/25/36	13,015,554
34,000,000	Structured Asset Securities Corp., Series 05-S6, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 5.61%, due 11/25/35	34,067,662
		1,427,666,975
	Residential Mortgage-Backed Securities (Australian) — 3.6%
15,761,634	Australian Mortgage Securities II, Series G3, Class A1A, Variable Rate, 3 mo. LIBOR + .21%, 5.72%, due 01/10/35	15,799,462
16,458,702	Crusade Global Trust, Series 04-2, Class A1, Variable Rate, 3 mo. LIBOR + .13%, 5.52%, due 11/19/37	16,483,690
7,877,254	Crusade Global Trust, Series 05-1, Class A1, Variable Rate, 3 mo. LIBOR + .06%, 5.46%, due 06/17/37	7,873,630
23,638,290	Crusade Global Trust, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .06%, 5.56%, due 07/20/38	23,610,870
12,761,936	Interstar Millennium Trust Series 03-3G Class A2, Variable Rate, 3 mo. LIBOR + .25%, 5.73%, due 09/27/35	12,798,418
12,568,225	Interstar Millennium Trust, Series 03-5G, Class A2, Variable Rate, 3 mo. LIBOR + .25%, 5.75%, due 01/20/36	12,595,635
12,922,139	Interstar Millennium Trust, Series 04-2G, Class A, Variable Rate, 3 mo. LIBOR + .20%, 5.59%, due 03/14/36	12,948,775
5,941,652	Interstar Millennium Trust, Series 05-1G, Class A, Variable Rate, 3 mo. LIBOR + .12%, 5.51%, due 12/08/36	5,945,395
8,121,775	Medallion Trust, Series 03-1G, Class A, Variable Rate, 3 mo. LIBOR + .19%, 5.61%, due 12/21/33	8,139,156
11,091,510	Medallion Trust, Series 04-1G, Class A1, Variable Rate, 3 mo. LIBOR + .13%, 5.53%, due 05/25/35	11,129,221

See accompanying notes to the financial statements.

19

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (Australian) — continued
6,107,199	Medallion Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .08%, 5.53%, due 05/10/36	6,107,504
29,315,777	Medallion Trust, Series 06-1G, Class A1, Variable Rate, 3 mo. LIBOR + .05%, 5.44%, due 06/14/37	29,314,897
19,604,622	National RMBS Trust, Series 04-1, Class A1, Variable Rate, 3 mo. LIBOR + .11%, 5.52%, due 03/20/34	19,606,778
7,013,309	Superannuation Members Home Loans Global Fund, Series 7, Class A1, Variable Rate, 3 mo. LIBOR + .14%, 5.53%, due 03/09/36	7,022,293
5,977,409	Superannuation Members Home Loans Global Fund, Series 8, Class A1, Variable Rate, 3 mo. LIBOR + .07%, 5.57%, due 01/12/37	5,976,423
17,772,083	Westpac Securitization Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .07%, 5.52%, due 03/23/36	17,768,884
		213,121,031
	Residential Mortgage-Backed Securities (European) — 5.8%
16,600,000	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 09/20/66	16,604,980
15,000,000	Gracechurch Mortgage Funding Plc, Series 1A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.58%, due 10/11/41	15,004,250
2,857,126	Granite Master Issuer Plc, Series 05-1, Class A1, Variable Rate, 1 mo. LIBOR + .04%, 5.37%, due 12/20/19	2,857,158
9,000,000	Granite Master Issuer Plc, Series 05-2, Class A4, Variable Rate, 3 mo. LIBOR + .08%, 5.47%, due 12/20/54	9,000,000
15,000,000	Granite Master Issuer Plc, Series 06-2, Class A4, Variable Rate, 3 mo. LIBOR + .04%, 5.54%, due 12/20/54	15,014,063
15,000,000	Granite Mortgages Plc, Series 04-3, Class 2A1, Variable Rate, 3 mo. LIBOR + .14%, 5.55%, due 09/20/44	15,018,450
49,000,000	Holmes Financing Plc, Series 10A, Class 4A1, 144A, Variable Rate, 3 mo. LIBOR + .08%, 5.55%, due 07/15/40	49,002,450
14,303,200	Leek Finance Plc, Series 14A Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .18%, 5.60%, due 09/21/36	14,308,921
18,702,000	Leek Finance Plc, Series 15A, Class AB, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.56%, due 03/21/37	18,692,649
4,629,120	Leek Finance Plc, Series 16A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + .06%, 5.48%, due 09/21/37	4,629,074
5,000,000	Leek Finance Plc, Series 17A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.31%, due 03/23/09	4,997,500

See accompanying notes to the financial statements.

20

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (European) — continued
16,773,210	Lothian Mortgages Master Issuer Plc, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR - .03%, 5.30%, due 01/24/28	16,793,338
7,370,382	Lothian Mortgages Plc, Series 3A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.65%, due 07/24/19	7,374,988
14,000,000	Mound Financing Plc, Series 5A, Class 2A, 144A, Variable Rate, 3 mo. LIBOR + .04%, 5.54%, due 05/08/16	14,002,188
25,436,330	Paragon Mortgages Plc, Series 11A, Class A1, 144A, Variable Rate, 1 mo. LIBOR - .01%, 5.32%, due 10/15/41	25,431,243
20,000,000	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, Variable Rate, 3 mo. LIBOR + .11%, 5.63%, due 11/15/38	19,998,352
14,000,000	Paragon Mortgages Plc, Series 6A, Class A2A, 144A, Variable Rate, 3 mo. LIBOR + .35%, 5.68%, due 03/15/30	14,030,743
14,873,560	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, Variable Rate, 3 mo. LIBOR, 5.62%, due 05/15/34	14,882,633
20,000,000	Permanent Financing Plc, Series 5, Class 2A, Variable Rate, 3 mo. LIBOR + .11%, 5.50%, due 06/10/11	20,012,500
10,000,000	Permanent Financing Plc, Series 6, Class 2A, Variable Rate, 3 mo. LIBOR + .09%, 5.48%, due 12/10/11	10,016,400
5,000,000	Permanent Financing Plc, Series 7, Class 2A, Variable Rate, 3 mo. LIBOR + .04%, 5.43%, due 09/10/14	5,004,688
22,500,000	Permanent Financing Plc, Series 8, Class 2A, Variable Rate, 3 mo. LIBOR + .07%, 5.46%, due 06/10/14	22,540,275
9,690,560	Residential Mortgage Securities, Series 20A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.52%, due 08/10/30	9,690,560
		344,907,403
	Residential Mortgage-Backed Securities (United States) — 0.2%
3,823,323	Chevy Chase Mortgage Funding Corp., Series 04-3, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.62%, due 08/25/35	3,832,245
11,171,241	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.58%, due 02/26/34	11,167,750
		14,999,995
	Student Loans — 6.8%
22,000,000	College Loan Corp. Trust, Series 04-1, Class A2, Variable Rate, 3 mo. LIBOR + .11%, 5.60%, due 04/25/16	22,020,625

See accompanying notes to the financial statements.

21

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Student Loans — continued
8,000,000	College Loan Corp. Trust, Series 05-1, Class A1, Variable Rate, 3 mo. LIBOR + .03%, 5.52%, due 01/25/14	8,008,750
15,500,000	College Loan Corp. Trust, Series 06-1, Class A2, Variable Rate, 3 mo. LIBOR + .02%, 5.51%, due 04/25/22	15,523,250
10,820,731	Collegiate Funding Services Education Loan Trust I, Series 05-A, Class A1, Variable Rate, 3 mo. LIBOR + .02%, 5.51%, due 09/29/14	10,820,731
22,227,388	Goal Capital Funding Trust, Series 06-1, Class A1, Variable Rate, 3 mo. LIBOR, 5.40%, due 08/25/20	22,227,088
17,687,285	Keycorp Student Loan Trust, Series 05-A, Class 2A1, Variable Rate, 3 mo. LIBOR + .05%, 5.53%, due 09/27/21	17,687,462
10,058,379	Montana Higher Education Student Assistance Corp., Series 05-1, Class A, Variable Rate, 3 mo. LIBOR + .04%, 5.45%, due 06/20/15	10,075,478
13,017,618	National Collegiate Student Loan Trust, Series 04-1, Class A1, Variable Rate, 3 mo. LIBOR +.12%, 5.60%, due 06/25/14	13,017,618
10,756,631	National Collegiate Student Loan Trust, Series 04-2, Class A1, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 04/25/23	10,762,870
21,000,000	National Collegiate Student Loan Trust, Series 06-1, Class A2, Variable Rate, 1 mo. LIBOR + .14%, 5.46%, due 08/25/23	21,013,125
38,908,478	National Collegiate Student Loan Trust, Series 06-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .08%, 5.40%, due 08/26/19	38,908,089
20,000,000	Nelnet Student Loan Corp., Series 04-2A, Class A3, Variable Rate, 3 mo. LIBOR + .10%, 5.50%, due 11/25/15	20,009,600
37,000,000	Nelnet Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + .05%, 5.49%, due 06/22/17	36,976,875
29,000,000	SLM Student Loan Trust, Series 05-1, Class A2, Variable Rate, 3 mo. LIBOR + .08%, 5.57%, due 04/27/20	29,049,838
20,000,000	SLM Student Loan Trust, Series 05-10, Class A2, Variable Rate, 3 mo. LIBOR + .01%, 5.50%, due 04/25/15	19,993,750
17,000,000	SLM Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + .03%, 5.52%, due 07/25/16	16,985,749
23,821,530	SLM Student Loan Trust, Series 05-6, Class A2, Variable Rate, 3 mo. LIBOR, 5.49%, due 07/25/16	23,828,974
18,930,668	SLM Student Loan Trust, Series 05-7, Class A1, Variable Rate, 3 mo. LIBOR, 5.49%, due 01/25/18	18,928,964
13,671,724	SLM Student Loan Trust, Series 06-1, Class A1, Variable Rate, 3 mo. LIBOR - .02%, 5.47%, due 01/25/12	13,671,724

See accompanying notes to the financial statements.

22

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Student Loans — continued
6,450,545	SMS Student Loan Trust, Series 97-A, Class A, Variable Rate, 3 mo. U.S. Treasury Bill + .60%, 5.55%, due 10/27/25	6,469,574
27,500,000	Wachovia Student Loan Trust, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR - .02%, 5.51%, due 10/25/13	27,504,125
		403,484,259
	Trade Receivable — 0.2%
13,000,000	SSCE Funding LLC, Series 04-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .23%, 5.56%, due 11/15/10	13,000,000
	Total Asset-Backed Securities	5,879,163,407
	Corporate Debt — 0.4%
22,000,000	TIAA Global Markets, 144A, Variable Rate, 3 mo. LIBOR + .10%, 5.60%, due 01/12/11	22,012,320
	U.S. Government — 0.0%
3,000,000	U.S. Treasury Note, 4.63%, due 03/31/08 (b)	2,988,281
	U.S. Government Agency — 1.2%
750,000	Agency for International Development Floater (Support of Belize), Variable Rate, 6 mo. U.S. Treasury Bill + .50%, 5.67%, due 01/01/14	749,063
2,711,875	Agency for International Development Floater (Support of C.A.B.E.I.), Variable Rate, 6 mo. U.S. Treasury Bill + .40%, 5.57%, due 10/01/12	2,701,705
1,103,700	Agency for International Development Floater (Support of Honduras), Variable Rate, 3 mo. U.S. Treasury Bill x 117%, 4.71%, due 10/01/11	1,096,112
15,000,000	Agency for International Development Floater (Support of India), Variable Rate, 3 mo. LIBOR + .10%, 5.59%, due 02/01/27	14,887,500
4,087,636	Agency for International Development Floater (Support of Jamaica), Variable Rate, 6 mo. U.S. Treasury Bill + .75%, 5.92%, due 03/30/19	4,100,410
18,500,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR - .015%, 5.31%, due 02/01/25	18,257,188
15,000,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + .15%, 5.60%, due 10/29/26	14,962,500
952,680	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. U.S. Treasury Bill + .45%, 5.48%, due 11/15/14	947,917

See accompanying notes to the financial statements.

23

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($) / Principal Amount / Shares	Description	Value ($)
	U.S. Government Agency — continued
456,434	Agency for International Development Floater (Support of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury Bill + .35%, 5.52%, due 05/01/14	453,296
1,292,168	Agency for International Development Floater (Support of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury Bill +.35%, 5.38%, due 05/01/14	1,283,284
11,985,000	Agency for International Development Floater (Support of Tunisia), Variable Rate, 6 mo. LIBOR, 5.32%, due 07/01/23	11,895,113
916,668	Agency for International Development Floater (Support of Zimbabwe), Variable Rate, 3 mo. U.S. Treasury Bill x 115%, 5.41%, due 01/01/12	905,782
		72,239,870
	TOTAL DEBT OBLIGATIONS (COST $5,970,948,557)	5,976,403,878
	CALL OPTIONS PURCHASED — 0.0%
	Options on Bonds — 0.0%
25,000,000	Bellsouth Telecommunications, 7.00%, due 12/01/95, Expires 10/26/06, Strike 100.00	47,511
	TOTAL CALL OPTIONS PURCHASED (COST $2,281,250)	47,511
	SHORT-TERM INVESTMENTS — 0.3%
	Money Market Funds — 0.3%
20,332,795	Merrimac Cash Series-Premium Class	20,332,795
	TOTAL SHORT-TERM INVESTMENTS (COST $20,332,795)	20,332,795
	TOTAL INVESTMENTS — 100.5% (Cost $5,993,562,602)	5,996,784,184
	Other Assets and Liabilities (net) — (0.5%)	(32,780,656)
	TOTAL NET ASSETS — 100.0%	$5,964,003,528

See accompanying notes to the financial statements.

24

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

A summary of outstanding financial instruments at August 31, 2006 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Sales
847	U.S. Treasury Note 5 Yr. (CBT)	December 2006	$89,027,641	$(221,609)

As of August 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Reverse Repurchase Agreements

Face Value		Description	Market Value
USD	60,307,000	Barclays Bank, 5.36%, dated 8/11/06, to be repurchased on demand at face value plus accrued interest.	$(60,495,560)
			$(60,495,560)

Average balance outstanding	$(60,307,000)
Average interest rate	5.43%
Maximum balance outstanding	$(60,307,000)
Average shares outstanding	229,051,870
Average balance per share outstanding	$(0.26)

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Forward Currency Contracts

Settlement Date	Deliver	Units of Currency		Value	Net Unrealized Appreciation (Depreciation)
Sales
	9/12/06	GBP	25,000,000	$47,605,917	$(1,340,667)

See accompanying notes to the financial statements.

25

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Net Unrealized Appreciation (Depreciation)
60,000,000	USD	9/20/2010	Morgan Stanley	Receive	0.40%	Credit Swap
			Capital Services Inc.			Eagle Creek CDO	$518,146
31,000,000	USD	3/20/2013	Morgan Stanley Capital Services Inc.	Receive	0.25%	MS Synthetic 2006-1	(220,380)
28,000,000	USD	3/20/2015	Lehman Brothers	Receive	0.88%	Credit Swap AAA CDO	(244,044)
							$53,722

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
50,000,000	USD	1/9/2008	JP Morgan	(Pay)	3.43%	3 month LIBOR
			Chase Bank				$1,447,171
45,000,000	USD	3/4/2008	JP Morgan Chase Bank	(Pay)	3.10%	3 month LIBOR	1,812,498	*
40,000,000	USD	1/24/2011	Goldman Sachs	(Pay)	6.07%	3 month LIBOR	3,564,570	**
30,000,000	USD	2/7/2012	Deutsche Bank AG	(Pay)	4.33%	3 month LIBOR	1,247,270
38,100,000	USD	2/24/2013	JP Morgan Chase Bank	(Pay)	4.54%	3 month LIBOR	1,823,467	*
							$9,894,976

*  Includes unrealized gains of $513,041 incurred by GMO Alpha LIBOR Fund prior to transfer to the Fund on March 31, 2004.

**  Includes unrealized gains of $4,887,149 incurred by GMO Alpha LIBOR Fund prior to transfer to the Fund on November 27, 2002.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ACES - Aerolineas Centrales de Colombia

See accompanying notes to the financial statements.

26

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

C.A.B.E.I. - Central American Bank of Economic Integration

CapMAC - Insured as to the payment of principal and interest by Capital Markets Assurance Corporation.

CMBS – Commercial Mortgage Backed Security

CBO - Collateralized Bond Obligation

CDO - Collateralized Debt Obligation

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

MTN - Medium Term Note

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

(a)  All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements (Note 2).

(b)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and collateral on open swap contracts (Note 2).

Currency Abbreviations:

GBP - British Pound

USD - United States Dollar

See accompanying notes to the financial statements.

27

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments, at value (cost $5,993,562,602) (Note 2)	$5,996,784,184
Interest receivable	25,316,696
Receivable for open swap contracts (Note 2)	6,335,511
Receivable for expenses reimbursed by Manager (Note 3)	66,682
Total assets	6,028,503,073
Liabilities:
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer fees	9,121
Unrealized depreciation on open forward currency contracts (Note 2)	1,340,667
Interest payable for open swap contracts	531,242
Payable for open swap contracts (Note 2)	1,787,003
Payable for variation margin on open futures contracts (Note 2)	131,430
Payable for reverse repurchase agreements (Note 2)	60,495,560
Accrued expenses	204,522
Total liabilities	64,499,545
Net assets	$5,964,003,528
Net asset:
Paid-in capital	$5,842,151,299
Accumulated undistributed net investment income	145,209,474
Accumulated net realized loss	(34,087,015)
Net unrealized appreciation	10,729,770
$5,964,003,528
Net assets:	$5,964,003,528
Shares outstanding:	229,013,321
Net asset value per share:	$26.04

See accompanying notes to the financial statements.

28

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Interest (including securities lending income of $200)	$147,625,289
Total investment income	147,625,289
Expenses:
Custodian, fund accounting agent and transfer agent fees	264,868
Audit and tax fees	42,044
Legal fees	56,028
Trustees fees and related expenses (Note 3)	39,787
Interest expense (Note 2)	188,560
Miscellaneous	37,628
Total expenses	628,915
Fees and expenses reimbursed by Manager (Note 3)	(379,316)
Net expenses	249,599
Net investment income (loss)	147,375,690
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(318,223)
Closed futures contracts	(401,925)
Closed swap contracts	(171,774)
Foreign currency, forward contracts and foreign currency related transactions	(1,663,252)
Net realized gain (loss)	(2,555,174)
Change in net unrealized appreciation (depreciation) on:
Investments	6,557,504
Open futures contracts	(169,821)
Open swap contracts	1,379,365
Foreign currency, forward contracts and foreign currency related transactions	(1,968,777)
Net unrealized gain (loss)	5,798,271
Net realized and unrealized gain (loss)	3,243,097
Net increase (decrease) in net assets resulting from operations	$150,618,787

See accompanying notes to the financial statements.

29

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$147,375,690	$158,502,195
Net realized gain (loss)	(2,555,174)	7,627,592
Change in net unrealized appreciation (depreciation)	5,798,271	(11,250,384)
Net increase (decrease) in net assets from operations	150,618,787	154,879,403
Distributions to shareholders from:
Net investment income	(59,432,218)	(117,072,626)
Net share transactions (Note 7):	1,392,504,576	958,616,426
Total increase (decrease) in net assets	1,483,691,145	996,423,203
Net assets:
Beginning of period	4,480,312,383	3,483,889,180
End of period (including accumulated undistributed net investment income of $145,209,474 and $57,266,002, respectively)	$5,964,003,528	$4,480,312,383

See accompanying notes to the financial statements.

30

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28,
	(Unaudited)		2006	2005		2004		2003(a)
Net asset value, beginning of period	$25.60		$25.33	$25.18		$25.01		$25.00
Income (loss) from investment operations:
Net investment income (loss)†	0.70		1.01	0.59		0.56		0.18
Net realized and unrealized gain (loss)	—		(0.03)	(0.09)		0.06	(b)	(0.12)
Total from investment operations	0.70		0.98	0.50		0.62		0.06
Less distributions to shareholders:
From net investment income	(0.26)		(0.71)	(0.34)		(0.45)		(0.05)
From net realized gains	—		—	(0.01)		—		—
Total distributions	(0.26)		(0.71)	(0.35)		(0.45)		(0.05)
Net asset value, end of period	$26.04		$25.60	$25.33		$25.18		$25.01
Total Return(c)	2.76	%**	3.89%	2.01%		2.48%		0.24	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$5,964,004		$4,480,312	$3,483,889		$1,751,535		$1,146,954
Net operating expenses to average daily net assets(d)	0.00	%*	0.00%	0.00%		0.00%		0.00	%*
Interest expense to average daily net assets	0.01	%*	0.02%	—		0.00	%(e)	—
Total net expenses to average daily net assets	0.01	%*	0.02%	0.00	%(f)	0.00	%(f)	0.00	%*
Net investment income to average daily net assets	5.33	%*	3.96%	2.31%		2.51%		2.94	%*
Portfolio turnover rate	51	%**	45%	34%		33%		15	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.02%	0.02%		0.02%		0.05	%*

(a)  Period from November 26, 2002 (commencement of operations) through February 28, 2003.

(b)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

(c)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

(d)  Net operating expenses were less than 0.01% to average daily net assets.

(e)  Interest expense was less than 0.01% to average daily net assets.

(f)  Total net expenses were less than 0.01% to average daily net assets.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

31

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Short-Duration Collateral Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of the JPMorgan U.S. 3 Month Cash Index. The Fund seeks to achieve its investment objective by investing primarily in high quality U.S. and foreign floating rate fixed income securities. The Fund may invest in securities issued by a wide range of private issuers and, to a lesser extent, securities issued by federal, state, local, and foreign governments; asset-backed securities, including, but not limited to, securities backed by pools of residential and commercial mortgages, credit-card receivables, home equity loans, automobile loans, educational loans, corporate and sovereign bonds, and bank loans made to corporations; government securities, corporate debt securities, money market instruments, and commercial paper; reverse repurchase agreements and repurchase agreements; exchange-traded and over-the-counter derivatives, including swap contracts, futures, options on futures, options on swaps, and other types of options and forward currency contracts. The Fund's fixed income securities primarily have floating interest rates, but may also include all types of interest rate, payment, and reset terms.

Shares of the Fund are not publicly offered and are principally available only to other funds of the Trust and certain accredited investors.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which

32

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and, at its discretion, may override a price supplied by a source (by taking a price supplied by another source).

Certain securities held by the Fund are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of August 31, 2006, the total value of these securities represented 41.8% of net assets.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency

33

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no written option contracts outstanding at the end of the period.

34

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. There were no loan agreements outstanding at the end of the period.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. There were no indexed securities held by the Fund at the end of the period.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the

35

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for

36

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. There were no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and broker-dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. As of August 31, 2006, the Fund had entered into reverse repurchase agreements having a market value plus accrued interest of $60,495,560, collateralized by securities with a market value of $61,531,230. Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's expenses. Reverse repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2006, the Fund had no securities on loan.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

37

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2006, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $29,576,884, $142,552 and $614,650 expiring in 2011, 2012 and 2014, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of February 28, 2006, the Fund elected to defer to March 1, 2006 post-October capital losses of $1,248,363.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,993,563,782	$15,188,141	$(11,967,739)	$3,220,402

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued

38

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

3.  Fees and other transactions with affiliates

GMO does not charge the Fund any management or service fees for its services. In addition, the Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 (excluding fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes).

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $26,447 and $14,444, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

For the six months ended August 31, 2006, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$2,981,484	$1,615,078
Investments (non-U.S. Government securities)	2,660,944,642	3,223,961,398

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The

39

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders

As of August 31, 2006, 47.2% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Both of the shareholders are other funds of the Trust. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2006, all of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
	Shares	Amount	Shares	Amount
Shares sold	123,896,632	$3,202,209,974	96,847,329	$2,480,509,800
Shares issued to shareholders in reinvestment of distributions	2,302,682	59,432,218	4,614,675	117,072,626
Shares repurchased	(72,214,937)	(1,869,137,616)	(63,990,041)	(1,638,966,000)
Net increase (decrease)	53,984,377	$1,392,504,576	37,471,963	$958,616,426

40

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO Short-Duration Collateral Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement. The Trustees also considered the so-called "fallout benefits" to the Manager, such as the reputational value derived from serving as investment

41

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees did not consider possible economies of scale to the Manager because the Manager does not receive an advisory fee from the Fund.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

42

GMO Short-Duration Collateral Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
1) Actual	0.01%	$1,000.00	$1,027.60	$0.05
2) Hypothetical	0.01%	$1,000.00	$1,025.16	$0.05

*  Expenses are calculated using the annualized net expense ratio (including interest expense), for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

43

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	98.5%
Short-Term Investments	12.9
Other	(11.4)
100.0%
Industry Sector Summary	% of Equity Investments
Financial	27.2%
Retail Stores	13.0
Technology	11.3
Construction	9.8
Services	8.8
Health Care	7.6
Consumer Goods	6.7
Utility	3.7
Food & Beverage	2.8
Manufacturing	2.3
Automotive	2.1
Machinery	1.9
Primary Process Industry	1.4
Transportation	0.8
Oil & Gas	0.6
100.0%

1

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.5%
	Automotive — 2.1%
800	Aftermarket Technology Corp. *	16,144
9,200	American Axle & Manufacturing Holdings, Inc.	153,548
12,250	ArvinMeritor, Inc.	181,912
2,700	BorgWarner, Inc.	153,117
16,400	Goodyear Tire & Rubber Co. (The) * (a)	223,040
1,800	Lear Corp. (a)	36,612
4,000	Navistar International Corp. *	91,760
700	Oshkosh Truck Corp.	36,190
5,300	Superior Industries International, Inc. (a)	89,623
3,600	Tenneco Automotive, Inc. *	81,900
7,600	TRW Automotive Holdings Corp. *	187,416
		1,251,262
	Construction — 9.6%
1,300	Aames Investment Corp. REIT	5,213
4,100	American Home Mortgage Acceptance Corp. REIT	129,970
790	American Woodmark Corp. (a)	24,909
1,000	Ameron, Inc.	70,140
18,900	Annaly Capital Management, Inc. (a)	236,439
13,400	Anthracite Capital, Inc. REIT	172,190
23,000	Anworth Mortgage Asset Corp. REIT	180,090
4,500	Beazer Homes USA, Inc.	181,350
9,751	Capstead Mortgage Corp. REIT (a)	80,153
1,700	CBL & Associates Properties, Inc. REIT	69,258
1,400	Comfort Systems USA, Inc.	18,242
5,200	Crane Co.	207,896
2,200	Dycom Industries, Inc. *	44,550
2,700	Eagle Materials, Inc. (a)	96,795
9,300	EMCOR Group, Inc. *	515,592
300	Federal Realty Investment Trust	22,221
1,700	Granite Construction, Inc.	91,205
4,600	Hovnanian Enterprises, Inc.-Class A * (a)	121,946

See accompanying notes to the financial statements.

2

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Construction — continued
7,200	KB Home	307,872
1,140	Kilroy Realty Corp. REIT	90,140
4,100	Lennox International, Inc.	96,514
1,900	Louisiana-Pacific Corp.	37,164
1,200	LSI Industries, Inc.	21,996
3,900	M/I Homes, Inc.	126,204
1,800	Martin Marietta Materials, Inc.	148,248
7,124	MDC Holdings, Inc. (a)	304,836
2,700	Meritage Homes Corp. * (a)	110,565
31,566	MFA Mortgage Investments, Inc. REIT	221,909
1,700	Monaco Coach Corp.	17,952
1,300	National Health Investors, Inc. REIT	35,542
400	NCI Building Systems, Inc. *	21,736
500	NVR, Inc. * (a)	256,825
3,800	Quanta Services, Inc. * (a)	67,374
100	RAIT Investment Trust REIT	2,798
1,600	Rayonier, Inc. REIT	63,200
6,800	Ryland Group, Inc. (a)	290,156
2,900	Simpson Manufacturing Co., Inc. (a)	76,415
7,000	Standard-Pacific Corp.	167,510
2,700	Technical Olympic USA, Inc.	32,832
6,800	Thor Industries, Inc.	286,824
20,700	Thornburg Mortgage, Inc. REIT (a)	475,479
2,000	Universal Forest Products, Inc.	97,520
2,500	US Concrete, Inc. *	15,325
1,100	Washington Group International, Inc.	65,131
2,900	Winnebago Industries, Inc. (a)	84,680
		5,790,906
	Consumer Goods — 6.6%
7,700	Blyth, Inc.	165,396
1,700	Brunswick Corp.	48,790
5,900	Columbia Sportswear Co. * (a)	288,038
700	Estee Lauder Cos., Inc (The) - Class A	25,802

See accompanying notes to the financial statements.

3

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Consumer Goods — continued
6,500	Ethan Allen Interiors, Inc. (a)	219,375
4,800	Fossil, Inc. *	90,336
13,290	Furniture Brands International, Inc. (a)	254,503
13,600	Jones Apparel Group, Inc.	425,680
3,300	Kellwood Co.	90,453
4,400	K-Swiss, Inc.-Class A	121,044
12,300	La-Z-Boy, Inc. (a)	171,585
1,600	Leggett & Platt, Inc.	36,880
20,400	Liz Claiborne, Inc.	762,348
700	Matthews International Corp.-Class A	24,920
3,100	Multimedia Games, Inc. * (a)	29,698
400	Oakley, Inc.	6,580
400	Oxford Industries, Inc.	16,432
1,700	Polaris Industries, Inc.	64,770
900	Polo Ralph Lauren Corp.	53,091
3,700	Snap-On, Inc.	161,690
1,700	Stanley Furniture Co., Inc.	42,398
4,619	Steven Madden, Ltd.	170,210
1,000	Stride Rite Corp	13,750
8,300	Timberland Co.-Class A *	235,803
9,100	Tupperware Corp.	163,891
4,600	Universal Corp.	177,698
1,000	Vector Group, Ltd. (a)	17,270
2,300	Wolverine World Wide, Inc.	58,029
500	Yankee Candle Co., Inc.	12,925
		3,949,385
	Financial — 26.8%
500	Advanta Corp.-Class B	16,930
500	AG Edwards, Inc.	26,410
400	Amcore Financial, Inc.	12,020
7,000	American Capital Strategies, Ltd.	271,110
12,400	American Financial Group, Inc.	579,328
600	American Physicians Capital, Inc. *	29,598

See accompanying notes to the financial statements.

4

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Financial — continued
5,100	AmeriCredit Corp. *	119,799
1,400	AMERIGROUP Corp. * (a)	44,156
7,100	AmerUs Group Co.	481,380
400	Anchor Bancorp Wisconsin, Inc.	11,688
1,000	Argonaut Group, Inc. *	30,750
8,900	Associated Banc Corp.	280,706
14,250	Astoria Financial Corp.	437,475
7,300	Bancorpsouth, Inc.	204,838
500	BankUnited Financial Corp	12,885
5,100	Brown & Brown, Inc.	152,694
300	Capitol Bancorp, Ltd.	12,651
400	Chemical Financial Corp.	11,808
1,100	Chittenden Corp.	31,735
1,900	City National Corp.	125,020
2,400	Commerce Bancshares, Inc.	120,288
10,800	Commerce Group, Inc.	321,732
7,000	Conseco, Inc. *	144,900
3,400	Corus Bankshares, Inc. (a)	74,154
1,500	Cullen/Frost Bankers, Inc.	88,440
5,847	Delphi Financial Group, Inc.-Class A	227,331
800	Dime Community Bancshares	11,432
2,600	Downey Financial Corp.	159,614
5,300	Erie Indemnity Co.-Class A	270,512
1,800	Fair Isaac Corp.	63,018
19,016	First American Corp.	772,430
900	First Cash Financial Services, Inc. *	18,747
500	First Citizens BancShares, Inc.-Class A	97,900
200	First Community Bancorp	10,722
900	First Horizon National Corp.	34,362
1,275	First Indiana Corp.	31,174
1,300	First Midwest Bancorp, Inc.	48,555
1,100	FirstFed Financial Corp. * (a)	55,946
1,500	FirstMerit Corp.	34,515
8,800	Flagstar Bancorp, Inc.	127,952

See accompanying notes to the financial statements.

5

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Financial — continued
500	FPIC Insurance Group, Inc. *	20,620
8,000	Fremont General Corp.	114,240
600	Frontier Financial Corp. (a)	24,534
1,700	Fulton Financial Corp	28,390
2,000	GATX Corp.	74,220
3,200	Greater Bay Bancorp	91,104
1,000	Hancock Holding Co.	51,840
5,500	Hanover Insurance Group (The), Inc.	244,750
800	Harleysville Group, Inc.	28,792
7,650	HCC Insurance Holdings, Inc.	248,548
400	Hilb Rogal & Hobbs Co.	17,308
1,000	Horace Mann Educators Corp.	18,360
4,911	IMPAC Mortgage Holdings, Inc. REIT	44,641
6,300	IndyMac Bancorp, Inc.	246,330
3,300	Investment Technology Group, Inc. *	152,493
1,800	Investors Financial Services Corp.	83,448
3,400	Irwin Financial Corp.	64,736
700	ITLA Capital Corp.	36,715
8,000	Janus Capital Group, Inc.	142,240
7,700	Jefferies Group, Inc.	191,884
4,073	Kansas City Life Insurance Co.	173,876
4,600	Knight Capital Group, Inc.-Class A *	80,316
5,600	LandAmerica Financial Group, Inc.	354,144
5,400	Leucadia National Corp.	138,942
2,000	MAF Bancorp, Inc.	82,540
2,200	Mercantile Bankshares	81,246
5,600	Mercury General Corp.	281,512
8,700	MoneyGram International, Inc.	273,180
9,600	Nationwide Financial Services, Inc.-Class A	464,736
500	Navigators Group, Inc. *	23,040
500	NCO Group, Inc. *	13,100
10,000	New York Community Bancorp, Inc.	164,100
700	Old National Bancorp	13,097
29,775	Old Republic International Corp.	622,297

See accompanying notes to the financial statements.

6

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Financial — continued
1,300	Pacific Capital Bancorp	36,348
100	Park District National Corp	10,361
400	Piper Jaffray Cos., Inc. *	23,432
3,800	PMA Capital Corp.-Class A *	35,530
14,510	PMI Group (The), Inc.	627,412
1,600	Pre-Paid Legal Services, Inc. (a)	60,096
9,800	Protective Life Corp.	451,094
7,400	Radian Group, Inc.	443,112
6,050	Raymond James Financial, Inc.	167,706
5,500	Redwood Trust, Inc. REIT (a)	267,520
8,900	Reinsurance Group of America, Inc.	459,952
600	RLI Corp.	29,340
3,200	Ryder Systems, Inc.	158,144
500	Safety Insurance Group, Inc.	25,710
600	Selective Insurance Group, Inc.	31,212
7,900	StanCorp Financial Group, Inc.	367,903
5,900	Stewart Information Services Corp.	201,249
1,300	Student Loan Corp.	238,940
600	SWS Group, Inc.	14,760
9,800	TCF Financial Corp.	255,486
600	Transatlantic Holdings, Inc.	36,852
3,200	Triad Guaranty, Inc. *	160,864
6,300	Trustmark Corp.	198,891
1,900	United Bankshares, Inc.	70,813
3,000	United Fire & Casualty Co.	83,940
4,500	United Rentals, Inc. * (a)	97,470
2,400	Universal American Financial Corp. *	36,792
1,900	Valley National Bancorp	48,735
14,550	W.R. Berkley Corp.	509,250
7,427	Washington Federal, Inc.	165,028
4,100	Webster Financial Corp.	193,684
400	Westamerica Bancorporation	19,132
6,200	Wilmington Trust Corp.	273,110
		16,097,892

See accompanying notes to the financial statements.

7

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Food & Beverage — 2.8%
900	Chiquita Brands International, Inc.	15,219
400	Corn Products International, Inc.	13,800
2,100	Flowers Foods, Inc.	57,015
5,000	Hormel Foods Corp.	183,250
1,700	Lancaster Colony Corp.	75,038
9,200	NBTY, Inc. *	293,112
2,850	Sanderson Farms, Inc. (a)	89,091
109	Seaboard Corp.	152,600
8,300	Smithfield Foods, Inc. *	249,249
36,700	Tyson Foods, Inc.-Class A	540,591
		1,668,965
	Health Care — 7.5%
2,200	Albany Molecular Research, Inc. *	21,560
8,100	Apria Healthcare Group *	165,159
4,400	BioScrip, Inc. *	15,972
2,000	DENTSPLY International, Inc.	65,160
14,800	Health Net, Inc. *	618,788
600	Henry Schein, Inc. * (a)	29,922
2,300	Idexx Laboratories, Inc. *	211,623
400	Invacare Corp.	9,284
800	Invitrogen Corp. *	48,680
1,300	Kindred Healthcare, Inc. *	40,482
53,900	King Pharmaceuticals, Inc. *	874,258
13,600	Lincare Holdings, Inc. *	503,608
1,100	Odyssey HealthCare, Inc. *	17,644
6,600	Omnicare, Inc.	299,046
7,700	Owens & Minor, Inc.	247,709
3,400	Pediatrix Medical Group, Inc. *	155,720
9,500	Pharmaceutical Product Development, Inc.	362,140
1,400	RehabCare Group, Inc. *	20,552
3,100	Respironics, Inc. *	114,421
2,600	Steris Corp.	61,828
2,900	Techne Corp. *	147,610

See accompanying notes to the financial statements.

8

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Health Care — continued
10,000	Tenet Healthcare Corp. * (a)	78,800
5,680	Universal Health Services, Inc.-Class B	321,602
4,000	Watson Pharmaceuticals, Inc. *	102,560
		4,534,128
	Machinery — 1.9%
2,800	AGCO Corp. *	69,580
1,100	Cummins, Inc.	126,302
4,200	Flowserve Corp. *	214,788
800	Kaydon Corp.	30,488
2,800	Lincoln Electric Holdings, Inc.	154,084
500	NACCO Industries, Inc.-Class A	66,765
1,800	Nordson Corp.	72,072
500	Rofin-Sinar Technologies, Inc. *	27,380
2,000	Stanley Works (The)	94,460
1,900	Tennant Co	51,414
4,900	Terex Corp. *	215,257
		1,122,590
	Manufacturing — 2.3%
3,700	Barnes Group, Inc.	60,754
2,800	Bemis Co., Inc.	90,440
200	Greif, Inc.-Class A	14,170
1,921	Kaman Corp.-Class A	34,405
300	Kennametal Inc	15,822
3,000	Mueller Industries, Inc.	114,960
2,200	Pactiv Corp. *	58,806
6,600	Reliance Steel & Aluminum Co.	216,282
800	Rock-Tenn Co.-Class A	15,456
4,300	Smurfit-Stone Container Corp. *	48,977
2,100	Sonoco Products Co.	70,308
700	Spartech Corp.	15,771
4,800	SPX Corp.	253,440
4,000	Temple-Inland, Inc.	178,080

See accompanying notes to the financial statements.

9

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Manufacturing — continued
1,200	Timken Co. (The)	38,448
2,550	Trinity Industries, Inc.	85,068
1,100	Valmont Industries, Inc.	57,376
		1,368,563
	Oil & Gas — 0.6%
100	Giant Industries, Inc. *	8,170
3,200	Helmerich & Payne, Inc.	78,496
1,900	Houston Exploration Co. (The) *	121,885
3,200	Stone Energy Corp. *	141,344
		349,895
	Primary Process Industry — 1.4%
2,800	A. Schulman, Inc.	66,052
2,400	Airgas, Inc.	85,968
1,200	AK Steel Holding Corp. *	15,132
1,500	FMC Corp.	91,680
1,700	Glatfelter (PH) Co	24,395
3,600	HB Fuller Co.	69,228
500	Metal Management, Inc.	12,790
700	Olympic Steel, Inc.	19,355
1,600	PolyOne, Corp. *	13,872
600	Ryerson Tull, Inc. (a)	12,708
8,400	Sensient Technologies Corp.	169,008
1,100	Steel Technologies, Inc.	24,464
2,658	Stepan Co.	78,358
2,700	Valspar Corp	71,820
4,400	Worthington Industries, Inc.	84,084
		838,914
	Retail Stores — 12.8%
3,800	Abercrombie & Fitch Co.-Class A	245,214
2,000	AnnTaylor Stores Corp. * (a)	79,600
500	Asbury Automotive Group, Inc.	10,245

See accompanying notes to the financial statements.

10

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Retail Stores — continued
5,900	Big Lots, Inc. *	108,265
11,600	BJ's Wholesale Club, Inc. *	305,660
2,800	Borders Group, Inc.	53,564
4,150	Brown Shoe Co., Inc.	132,593
900	Buckle, Inc.	30,510
5,000	Casey's General Stores, Inc.	118,200
3,750	Cato Corp.-Class A	87,113
2,700	CDW Corp.	157,410
5,600	Charming Shoppes, Inc. *	73,696
7,500	Circuit City Stores, Inc. (a)	177,075
8,000	Claire's Stores, Inc.	218,640
2,400	Dillard's, Inc.-Class A	74,832
22,200	Dollar Tree Stores, Inc. * (a)	638,916
3,200	Dress Barn, Inc. *	56,480
14,500	Family Dollar Stores, Inc.	370,765
1,000	Foot Locker, Inc.	24,100
400	Great Atlantic & Pacific Tea Co.	9,172
7,300	Group 1 Automotive, Inc.	330,690
1,500	Gymboree Corp. (The) *	50,325
5,100	Ingles Markets, Inc.-Class A	130,560
6,200	Insight Enterprises, Inc. *	111,662
4,500	Lithia Motors, Inc.-Class A	114,840
5,700	Longs Drug Stores Corp.	258,951
2,000	OfficeMax, Inc.	83,060
13,000	O'Reilly Automotive, Inc. *	385,970
3,900	Pacific Sunwear of California, Inc. * (a)	52,104
300	Pantry (The), Inc. *	14,058
3,100	Pathmark Stores, Inc. *	30,101
9,700	Payless ShoeSource, Inc. * (a)	227,562
5,200	Pier 1 Imports, Inc. (a)	33,228
6,200	RadioShack Corp.	111,972
10,900	Rent-A-Center, Inc. * (a)	295,390
7,300	Ross Stores, Inc.	178,777
3,700	Ruddick Corp.	95,423

See accompanying notes to the financial statements.

11

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Retail Stores — continued
900	Smart & Final, Inc. *	14,913
9,400	Sonic Automotive, Inc.	198,810
30,000	Supervalu, Inc.	856,800
6,500	Talbots, Inc.	143,065
5,000	Tiffany & Co.	158,000
2,800	Tween Brands, Inc. *	95,368
22,600	United Auto Group, Inc.	461,492
900	Weis Markets, Inc.	35,559
6,500	Williams-Sonoma, Inc.	191,490
2,200	Zale Corp. * (a)	58,850
		7,691,070
	Services — 8.6%
8,500	Allied Waste Industries, Inc. * (a)	87,890
7,875	Applebee's International, Inc.	163,406
4,199	Aqua America, Inc.	99,474
600	Aramark Corp.-Class B	19,674
1,900	Banta Corp.	89,395
10,300	BearingPoint, Inc. * (a)	86,108
600	Bob Evans Farms, Inc.	17,004
9,800	Brinker International, Inc.	377,006
3,200	Career Education Corp. *	61,280
5,700	CBRL Group, Inc.	215,688
500	CDI Corp.	10,475
750	CEC Entertainment, Inc. *	23,910
400	Copart, Inc. *	11,228
900	Corinthian Colleges, Inc. *	10,908
6,200	Darden Restaurants, Inc.	219,480
3,150	Factset Research Systems, Inc.	138,915
900	Forrester Research, Inc. *	26,568
2,000	FTI Consulting, Inc. *	44,680
3,200	Handleman Co. (a)	22,304
1,400	IHOP Corp.	65,366
4,100	ITT Educational Services, Inc. *	270,969

See accompanying notes to the financial statements.

12

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Services — continued
5,020	Jack in the Box, Inc. * (a)	240,860
3,100	Kelly Services, Inc.-Class A	84,661
1,000	Keystone Automotive Industries, Inc. *	34,390
1,600	Krispy Kreme Doughnuts, Inc. * (a)	13,200
600	Lee Enterprises, Inc.	14,856
10,900	Manpower, Inc.	644,299
5,700	MPS Group, Inc. *	80,142
2,300	Nash Finch Co.	52,555
4,200	New York Times Co.-Class A	94,584
7,200	OSI Restaurant Partners, Inc.	222,984
1,800	O'Charley's, Inc. *	33,282
6,500	Papa John's International, Inc. *	221,000
10,400	Performance Food Group Co. *	255,944
800	R.H. Donnelley Corp. *	43,456
1,000	Rare Hospitality International, Inc. *	28,640
3,200	Regis Corp.	117,408
3,400	Ruby Tuesday, Inc.	87,788
9,100	Ryan's Restaurant Group, Inc. *	143,416
14,100	Sabre Holdings Corp.-Class A	309,072
3,450	Sonic Corp. *	75,659
7,400	Spherion Corp. *	55,278
6,800	Valassis Communications, Inc. *	134,096
3,100	World Fuel Services Corp.	111,724
1,900	World Wrestling Entertainment, Inc.	32,832
		5,193,854
	Technology — 11.1%
1,300	AAR Corp. * (a)	29,003
2,500	Acuity Brands, Inc.	106,825
2,000	Alliant Techsystems, Inc. * (a)	152,980
300	Anixter International, Inc.	16,347
2,300	AO Smith Corp.	92,253
10,000	Applera Corp.-Applied Biosystems Group	306,500
600	Armor Holdings, Inc. *	31,722

See accompanying notes to the financial statements.

13

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Technology — continued
10,404	Arrow Electronics, Inc. *	290,272
13,200	Avnet, Inc. *	258,192
6,200	AVX Corp.	102,982
19,200	BEA Systems, Inc. * (a)	263,616
3,600	Bell Microproducts, Inc. *	17,568
1,600	Benchmark Electronics, Inc. *	39,904
1,300	Black Box Corp.	50,102
6,400	BMC Software, Inc. *	170,368
390	Brightpoint, Inc. *	6,490
3,000	Ceridian Corp. *	71,610
1,900	Checkpoint Systems, Inc. *	34,485
6,100	Citrix Systems, Inc. *	187,148
1,200	Cohu, Inc.	20,124
2,900	CommScope, Inc. *	84,709
6,900	Compuware Corp. *	52,440
16,700	Convergys Corp. *	348,529
3,200	CSG Systems International, Inc. *	86,144
1,300	Curtiss-Wright Corp.	40,417
6,900	Deluxe Corp.	123,648
2,500	Diebold, Inc.	104,775
3,600	Electronics for Imaging * (a)	82,944
4,900	Energizer Holdings, Inc. *	327,614
2,700	Foundry Networks, Inc. *	32,859
600	Global Imaging Systems, Inc. *	13,158
2,300	Greatbatch, Inc. *	56,258
1,800	Harris Corp.	79,056
5,900	IKON Office Solutions, Inc.	84,075
3,300	Imation Corp.	130,779
23,750	Ingram Micro, Inc.-Class A *	427,500
1,000	Intergraph Corp. *	37,360
9,200	Intersil Corp.-Class A	233,220
1,100	JDA Software Group, Inc. *	18,249
2,800	Lightbridge, Inc. *	33,320
3,900	Maximus, Inc.	103,818

See accompanying notes to the financial statements.

14

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Technology — continued
900	Mentor Graphics Corp. *	13,050
1,600	Molex, Inc.	58,352
5,800	Novell, Inc. *	38,686
1,300	Park Electrochemical Corp	33,930
2,100	Polycom, Inc. *	49,959
4,600	Pomeroy IT Solutions, Inc. *	35,880
7,400	QLogic Corp. *	136,012
2,400	Reynolds & Reynolds Co. (The)-Class A	92,064
500	ScanSource, Inc. *	15,520
400	Superior Essex, Inc. *	14,284
3,300	SYKES Enterprises, Inc. *	66,363
10,200	Synopsys, Inc. *	193,392
11,297	Tech Data Corp. *	394,152
3,100	Technitrol, Inc.	87,761
2,800	Tektronix, Inc.	79,352
2,900	Teleflex, Inc.	161,849
21,200	Tellabs, Inc. *	216,028
1,300	Thermo Electron Corp. * (a)	50,960
300	Thomas & Betts Corp. *	13,548
3,400	Unisys Corp. *	18,190
3,600	United Stationers, Inc. *	164,988
1,000	Vishay Intertechnology, Inc. *	14,010
		6,697,693
	Transportation — 0.7%
4,000	Arkansas Best Corp.	176,600
800	EGL, Inc. * (a)	24,456
8,300	ExpressJet Holdings, Inc. *	58,017
1,800	Mesa Air Group, Inc. *	14,220
900	Saia, Inc. *	27,675
3,500	Skywest, Inc.	84,595
2,000	Swift Transportation Co. *	46,380
1,000	US Xpress Enterprises, Inc.-Class A *	20,830
		452,773

See accompanying notes to the financial statements.

15

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	Utility — 3.7%
1,500	Allete, Inc.	68,910
1,800	Black Hills Corp.	62,658
36,700	Centerpoint Energy, Inc.	530,315
13,700	CenturyTel, Inc.	545,534
12,700	CMS Energy Corp. *	185,928
1,500	MDU Resources Group, Inc.	36,750
15,100	Pepco Holdings, Inc.	383,389
2,700	Talk America Holdings, Inc. * (a)	15,660
16,700	TECO Energy, Inc.	263,359
5,900	Time Warner Telecom, Inc.-Class A * (a)	106,023
		2,198,526
	TOTAL COMMON STOCKS (COST $57,954,846)	59,206,416
	SHORT-TERM INVESTMENTS — 12.9%
887,440	Citigroup Global Markets Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $887,527 and an effective yield of 3.55%, collateralized by a U.S. Treasury Bond with a rate of 12.00%, maturity date of 08/15/2013 and a market value, including accrued interest, of $905,188.	887,440
1,293,009	Credit Suisse First Boston Corp. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $1,293,201 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $1,363,208. (b)	1,293,009
2,017,094	Goldman Sachs Group Inc. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $2,017,394 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $2,079,969. (b)	2,017,094
258,602	Lehman Brothers Inc. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $258,640 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $303,200. (b)	258,602
2,017,094	Merrill Lynch & Co. Tri Party Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $2,017,391 and an effective yield of 5.30%, collateralized by various U.S. government obligations with an aggregate market value of $2,076,730. (b)	2,017,094

See accompanying notes to the financial statements.

16

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — continued
1,251,430	Morgan Stanley & Co. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $1,251,616 and an effective yield of 5.36%, collateralized by various corporate debt obligations with an aggregate market value of $1,332,737. (b)	1,251,430
	TOTAL SHORT-TERM INVESTMENTS (COST $7,724,669)	7,724,669
	TOTAL INVESTMENTS — 111.4% (Cost $65,679,515)	66,931,085
	Other Assets and Liabilities (net) — (11.4%)	(6,840,597)
	TOTAL NET ASSETS — 100.0%	$60,090,488

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  All or a portion of this security represents investment of security lending collateral (Note 2).

See accompanying notes to the financial statements.

17

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments, at value, including securities on loan of $6,571,294 (cost $65,679,515) (Note 2)	$66,931,085
Dividends and interest receivable	67,466
Receivable for expenses reimbursed by Manager (Note 3)	8,804
Total assets	67,007,355
Liabilities:
Collateral on securities loaned, at value (Note 2)	6,837,229
Payable for Fund shares repurchased	1,640
Payable to affiliate for (Note 3):
Management fee	15,868
Shareholder service fee	7,678
Trustees and Chief Compliance Officer fees	195
Accrued expenses	54,257
Total liabilities	6,916,867
Net assets	$60,090,488
Net assets consist of:
Paid-in capital	$56,803,686
Accumulated undistributed net investment income	92,981
Accumulated net realized gain	1,942,251
Net unrealized appreciation	1,251,570
$60,090,488
Net assets attributable to:
Class III shares	$60,090,488
Shares outstanding:
Class III	6,303,144
Net asset value per share:
Class III	$9.53

See accompanying notes to the financial statements.

18

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends	$509,577
Interest (including securities lending income of $36,658)	74,528
Total investment income	584,105
Expenses:
Management fee (Note 3)	95,186
Shareholder service fee – Class III (Note 3)	46,058
Custodian, fund accounting agent and transfer agent fees	18,492
Audit and tax fees	25,608
Legal fees	3,312
Trustees fees and related expenses (Note 3)	536
Registration fees	4,508
Miscellaneous	642
Total expenses	194,342
Fees and expenses reimbursed by Manager (Note 3)	(52,516)
Net expenses	141,826
Net investment income (loss)	442,279
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	2,160,744
Closed futures contracts	(33,298)
Net realized gain (loss)	2,127,446
Change in net unrealized appreciation (depreciation) on:
Investments	(4,857,317)
Open futures contracts	(15,464)
Net unrealized gain (loss)	(4,872,781)
Net realized and unrealized gain (loss)	(2,745,335)
Net increase (decrease) in net assets resulting from operations	$(2,303,056)

See accompanying notes to the financial statements.

19

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$442,279	$1,112,296
Net realized gain (loss)	2,127,446	13,142,745
Change in net unrealized appreciation (depreciation)	(4,872,781)	(7,241,849)
Net increase (decrease) in net assets from operations	(2,303,056)	7,013,192
Distributions to shareholders from:
Net investment income
Class III	(677,116)	(1,236,378)
Net realized gains
Class III	(3,438,905)	(14,949,675)
	(4,116,021)	(16,186,053)
Net share transactions (Note 7):
Class III	13,039,610	(17,720,121)
Purchase premiums and redemption fees (Notes 2 and 7)
Class III	80,655	197,785
Total increase (decrease) in net assets resulting from net share transactions net and net purchase premiums and redemption fees	13,120,265	(17,522,336)
Total increase (decrease) in net assets	6,701,188	(26,695,197)
Net assets:
Beginning of period	53,389,300	80,084,497
End of period (including accumulated undistributed net investment income of $92,981 and $327,818, respectively)	$60,090,488	$53,389,300

See accompanying notes to the financial statements.

20

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$10.52		$12.38	$15.51	$9.81	$14.91	$13.86
Income (loss) from investment operations:
Net investment income (loss)†	0.07	†	0.20 †	0.19 †	0.17	0.18	0.23
Net realized and unrealized gain (loss)	(0.38)		1.11	1.32	5.78	(2.74)	1.58
Total from investment operations	(0.31)		1.31	1.51	5.95	(2.56)	1.81
Less distributions to shareholders:
From net investment income	(0.11)		(0.21)	(0.16)	(0.15)	(0.17)	(0.21)
From net realized gains	(0.57)		(2.96)	(4.48)	(0.10)	(2.37)	(0.55)
Total distributions	(0.68)		(3.17)	(4.64)	(0.25)	(2.54)	(0.76)
Net asset value, end of period	$9.53		$10.52	$12.38	$15.51	$9.81	$14.91
Total Return(a)	(2.95	)%**	11.67%	14.98%	61.14%	(18.58)%	13.39%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$60,090		$53,389	$80,084	$179,268	$146,915	$313,596
Net expenses to average daily net assets	0.46	%*	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income to average daily net assets	1.44	%*	1.71%	1.48%	1.21%	1.21%	1.60%
Portfolio turnover rate	32	%**	48%	66%	86%	69%	59%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.17	%*	0.19%	0.12%	0.08%	0.08%	0.04%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01		$0.04	$0.09	$0.04	$0.08	$0.01

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholders.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

21

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO U.S. Small/Mid Cap Value Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund commenced operations following an in-kind purchase of shares by GMO Small/Mid Cap Value Fund (formerly GMO Small Cap Value Fund) ("Predecessor Fund") effected as of the close of business on September 16, 2005. For tax purposes, this transaction met all requirements for a tax-free reorganization under the Internal Revenue Code, and consequently the Fund retained the Predecessor Fund's basis and holding period in each asset contributed in-kind. For accounting purposes, the Fund also recorded a cost for each in-kind asset contributed by the Predecessor Fund equal to such asset's historical cost. For tax and accounting purposes, the Fund is treated as a continuation of the Predecessor Fund's operations. Therefore, the Financial Statements reflect the performance and operational history of the Predecessor Fund prior to September 16, 2005.

The Fund seeks long-term capital growth. The Fund seeks to achieve its objective by outperforming the Russell 2500 Value Index. The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 2500 Index, and companies with similar size characteristics.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which

22

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no futures contracts outstanding at the end of the period.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

23

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2006, the Fund had loaned securities having a market value of $6,571,294 collateralized by cash in the amount of $6,837,229, which was invested in short-term instruments.

24

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$65,799,566	$5,610,637	$(4,479,118)	$1,131,519

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and

25

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Purchases and redemptions of Fund shares

As of the date of this report, the premium on cash purchases and fee on redemptions of Fund shares were each 0.50% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2006 and the year ended February 28, 2006, the Fund received $63,203 and $22,512 in purchase premiums and $17,452 and $175,273 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of estimated costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. There is no premium for reinvested distributions.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.31% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or

26

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes) exceed 0.31% of the Fund's average daily net assets.

The Fund's portion of the fee paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $260 and $184, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $28,830,992 and $18,476,715, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2006, 51.1% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2006, 0.1% of the Fund's shares were held by eight related parties comprised of certain GMO employee accounts, and 50.3% of the Fund's shares were held by accounts for which the Manager has investment discretion.

27

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares and Predecessor Fund Shares were as follows (see Note 1):

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	1,188,539	$12,812,830	422,099	$4,921,114
Shares issued to shareholders in reinvestment of distribution	420,635	4,056,940	1,457,928	15,854,092
Shares repurchased	(379,252)	(3,830,160)	(3,031,732)	(35,529,983)
Redemption in kind	—	—	(245,909)	(2,965,344)
Purchase premiums and redemption fees	—	80,655	—	197,785
Net increase (decrease)	1,229,922	$13,120,265	(1,397,614)	$(17,522,336)

28

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO U.S. Small/Mid Cap Value Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

Noting that the Fund is the successor to GMO Small/Mid Cap Value Fund (the "Predecessor Fund"), a former series of the Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund, the Trustees considered investment performance and fee and expense information of the Predecessor Fund for periods ending on or before September 16, 2005. In particular, the Trustees noted that the Fund's advisory fee was 0.02% lower than the Predecessor Fund's advisory fee.

In addition, the Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the

29

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax

30

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

31

GMO U.S. Small/Mid Cap Value Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.46%	$1,000.00	$970.50	$2.28
2) Hypothetical	0.46%	$1,000.00	$1,022.89	$2.35

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

32

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Core Plus Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	97.4%
Short-Term Investments	1.7
Forward Currency Contracts	0.4
Swaps	0.4
Loan Assignments	0.2
Loan Participations	0.2
Call Options Purchased	0.1
Preferred Stocks	0.1
Promissory Notes	0.0
Put Options Purchased	0.0
Rights and Warrants	0.0
Written Options	0.0
Futures	(0.3)
Reverse Repurchase Agreements	(1.0)
Other	0.8
100.0%
Country/Region Summary**	% of Investments
United States	81.2%
Sweden	21.0
Australia	19.9
Euro Region***	0.9
United Kingdom	(0.9)
Canada	(8.2)
Japan	(13.9)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying fund(s)").

**  The table above incorporates aggregate indirect country exposure associated with investments in underlying fund(s). The table excludes short-term investments and any investment in the underlying fund(s) that are less than 3% of invested assets. The table includes exposure through the use of derivative contracts.

***The "Euro Region" is comprised of Belgium, Finland, France, Germany, Ireland, Italy, Netherlands and Spain.

1

GMO Core Plus Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 5.8%
		Albania — 0.2%
		Foreign Government Obligations
USD	15,681,227	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a) (b)	5,553,017
		Austria — 0.9%
		Corporate Debt
GBP	500,000	Bank Austria Creditanstalt AG, 8.38%, due 11/04/11	1,077,635
USD	19,175,000	Bank Austria Creditanstalt AG, 144A, 7.25%, due 02/15/17	21,764,392
		Total Austria	22,842,027
		Canada — 0.2%
		Foreign Government Obligations
CAD	4,000,000	Government of Canada (Cayman), 7.25%, due 06/01/08	3,787,677
		United States — 4.5%
		Corporate Debt — 1.0%
USD	10,000,000	General Electric Capital Corp, Series MTNA, 5.88%, due 02/15/12	10,107,300
USD	5,000,000	Target Corp, 4.00%, due 06/15/13	4,609,150
USD	5,000,000	Verizon Global Funding Corp, 4.38%, due 06/01/13	4,643,600
USD	5,000,000	Wells Fargo & Co, 5.00%, due 11/15/14	4,746,950
			24,107,000
		U.S. Government — 3.5%
USD	56,512,800	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (c) (d)	57,245,701
USD	5,000,000	U.S. Treasury Note, 4.00%, due 09/30/07 (c)	4,947,656
USD	10,100,000	U.S. Treasury Receipts, 0.00%, due 02/15/10 (b)	8,410,969
USD	10,100,000	U.S. Treasury Receipts, 0.00%, due 02/15/12 (b)	7,555,450
USD	10,100,000	U.S. Treasury Receipts, 0.00%, due 08/15/12 (b)	7,372,517
			85,532,293
		Total United States	109,639,293
		TOTAL DEBT OBLIGATIONS (COST $138,947,767)	141,822,014

See accompanying notes to the financial statements.

2

GMO Core Plus Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	PREFERRED STOCKS — 0.1%
	United States — 0.1%
10,000	Home Ownership Funding 2 Preferred 144A, 13.338%	2,126,270
	TOTAL PREFERRED STOCKS (COST $2,739,310)	2,126,270
	MUTUAL FUNDS — 93.2%
	Affiliated Issuers — 93.2%
6,582,593	GMO Emerging Country Debt Fund, Class IV	73,330,088
66,237,662	GMO Short-Duration Collateral Fund	1,724,828,730
93,858	GMO Special Purpose Holding Fund (b)	456,150
19,233,979	GMO World Opportunity Overlay Fund	489,312,438
	TOTAL MUTUAL FUNDS (COST $2,258,190,487)	2,287,927,406
	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
1,725,660	Merrimac Cash Series-Premium Class	1,725,660
	TOTAL SHORT-TERM INVESTMENTS (COST $1,725,660)	1,725,660
	TOTAL INVESTMENTS — 99.2% (Cost $2,401,603,224)	2,433,601,350
	Other Assets and Liabilities (net) — 0.8%	20,542,760
	TOTAL NET ASSETS — 100.0%	$2,454,144,110

See accompanying notes to the financial statements.

3

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

A summary of outstanding financial instruments at August 31, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
10/24/06	AUD	407,400,000	$310,750,461	$1,114,239
9/19/06	CHF	253,200,000	206,010,659	169,592
9/26/06	EUR	68,600,000	88,001,173	280,531
9/12/06	GBP	174,200,000	331,718,031	5,962,754
10/10/06	JPY	17,540,000,000	150,131,627	(3,697,301)
10/17/06	NOK	1,127,411,694	178,796,548	(3,555,440)
10/03/06	NZD	194,900,000	127,505,677	5,555,264
				$5,829,639
Sales
10/24/06	AUD	93,400,000	$71,242,252	$(262,171)
10/31/06	CAD	52,800,000	47,855,408	(249,896)
9/19/06	CHF	533,600,000	434,152,004	(399,790)
9/26/06	EUR	197,500,000	253,356,146	(359,606)
10/17/06	EUR	142,900,000	183,540,229	(1,188,240)
9/12/06	GBP	10,600,000	20,184,909	(509,713)
10/10/06	JPY	61,700,000,000	528,114,105	5,652,781
10/03/06	NZD	20,900,000	13,673,005	(811,145)
9/05/06	SEK	207,831	28,679	153
				$1,872,373

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
9/05/06	EUR	113,000,000	SEK	1,042,829,000	$(867,952)
9/05/06	SEK	1,042,621,169	EUR	113,000,000	896,631
10/17/06	NOK	665,428,028	EUR	83,800,000	2,101,984
11/07/06	EUR	46,800,000	SEK	432,607,500	(198,013)
					$1,932,650

See accompanying notes to the financial statements.

4

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
2,130	Australian Government Bond 10 Yr.	September 2006	$166,679,195	$1,783,116
3,732	Australian Government Bond 3 Yr.	September 2006	286,564,596	640,455
68	Euro Bobl	September 2006	9,622,206	55,796
71	Euro Bund	September 2006	10,758,034	109,104
5	Japanese Government Bond 10 Yr. (LIF)	September 2006	5,754,504	(1,387)
1,244	U.S. Treasury Note 10 Yr.	December 2006	133,574,500	394,579
				$2,981,663
Sales
1,841	Canadian Government Bond 10 Yr.	December 2006	$190,112,858	$(1,349,991)
248	Japanese Government Bond 10 Yr. (TSE)	September 2006	285,148,766	(6,157,134)
410	U.S. Long Bond	December 2006	45,535,625	(212,669)
685	U.S. Treasury Note 2 Yr. (CBT)	December 2006	139,975,469	(237,076)
2,538	U.S. Treasury Note 5 Yr. (CBT)	December 2006	266,767,594	(712,317)
119	UK Gilt Long Bond	December 2006	24,962,533	(77,394)
				$(8,746,581)

As of August 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

5

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Net Unrealized Appreciation (Depreciation)
5,000,000	USD	4/2/2007	Lehman Brothers	Receive	0.52%	General Electric
						Capital Corp.	$18,148
3,000,000	USD	4/17/2007	UBS AG	Receive	0.80%	EOP Operating LP	16,022
3,000,000	USD	4/17/2007	UBS AG	Receive	0.47%	Goldman Sachs Group, Inc.	9,159
3,000,000	USD	4/17/2007	Bear Stearns	Receive	1.28%	National Rural Utilities Cooperative Finance Corp.	27,541
10,000,000	USD	12/20/2007	Citigroup	Receive	2.41%	AOL Time Warner, Inc.	331,149
5,000,000	USD	6/20/2008	Lehman Brothers	Receive	0.50%	Dominion Resources, Inc.	31,494
5,000,000	USD	6/20/2008	Deutsche Bank AG	Receive	0.48%	Household Finance Corp.	40,517
5,000,000	USD	6/20/2008	Deutsche Bank AG	Receive	0.65%	Kraft Foods, Inc.	54,255
5,000,000	USD	6/20/2008	Deutsche Bank AG	Receive	0.40%	Norfolk Southern Corp.	29,175
5,000,000	USD	6/20/2008	Deutsche Bank AG	Receive	0.40%	Washington Mutual, Inc.	28,515
10,000,000	USD	9/20/2008	Deutsche Bank AG	Receive	0.32%	American International Group, Inc.	55,879
10,000,000	USD	12/20/2008	Lehman Brothers	Receive	0.27%	Federal Home Loan Bank System	56,700

See accompanying notes to the financial statements.

6

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Net Unrealized Appreciation (Depreciation)
5,000,000	USD	5/20/2009	JP Morgan	Receive	1.13%	United
			Chase Bank			Mexican States	$124,610
5,000,000	USD	6/20/2009	Citigroup	Receive	0.25%	ConocoPhillips Co.	15,973
5,000,000	USD	6/20/2009	Barclays Bank PLC	Receive	0.91%	Sprint Capital Corp.	94,965
5,000,000	USD	6/20/2009	Lehman Brothers	Receive	0.67%	Wyeth Energy	80,878
5,000,000	USD	9/20/2009	UBS AG	Receive	0.59%	Capital One Bank	68,690
5,000,000	USD	9/20/2009	Citigroup	Receive	0.30%	Coca-Cola Enterprises, Inc.	33,322
5,000,000	USD	9/20/2009	Citigroup	Receive	0.69%	Comcast Cable Communications, Inc.	79,473
5,000,000	USD	9/20/2009	UBS AG	Receive	0.62%	Devon Energy Corp.	67,151
5,000,000	USD	9/20/2009	Barclays Bank PLC	Receive	0.54%	Duke Energy Corp.	58,968
5,000,000	USD	9/20/2009	Citigroup	Receive	0.25%	International Business Machines	21,867
5,000,000	USD	9/20/2009	UBS AG	Receive	0.53%	Kinder Morgan Energy Partners LP	32,355
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.25%	AT&T Wireless Services, Inc.	14,095
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.21%	Bank of America Corp.	24,072
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.30%	Boeing Capital Corp.	34,268
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.21%	Citigroup, Inc.	24,956
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.82%	Clear Channel Communications, Inc.	34,099

See accompanying notes to the financial statements.

7

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Net Unrealized Appreciation (Depreciation)
5,000,000	USD	12/20/2009	Deutsche			Daimler-
			Bank AG	Receive	0.66%	Chrysler AG	$54,791
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.26%	Morgan Stanley	19,658
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.39%	SBC Communications, Inc.	24,579
5,000,000	USD	12/20/2009	Deutsche Bank AG	Receive	0.35%	The Kroger Co.	10,178
5,000,000	USD	12/20/2009	Barclays Bank PLC	Receive	0.38%	Weyerhaueser Co.	10,645
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.30%	Credit Suisse First Boston (USA), Inc.	32,531
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.31%	HSBC Finance Corp.	39,552
5,000,000	USD	6/20/2010	UBS AG	Receive	0.29%	JP Morgan Chase Bank	31,952
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.31%	Lehman Brothers Holdings, Inc.	25,542
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.29%	Merrill Lynch & Co., Inc.	20,844
5,000,000	USD	6/20/2010	Barclays Bank PLC	Receive	0.27%	Merrill Lynch & Co., Inc.	24,513
5,000,000	USD	6/20/2010	Lehman Brothers	Receive	0.40%	PSEG Energy LLC	23,682
5,000,000	USD	6/20/2010	Lehman Brothers	Receive	0.20%	Royal Bank of Scotland PLC	20,338
5,000,000	USD	6/20/2010	UBS AG	Receive	0.36%	The Bear Stearns Companies, Inc.	34,668
5,000,000	USD	6/20/2010	UBS AG	Receive	0.34%	The Goldman Sachs Group, Inc.	31,051
5,000,000	USD	6/20/2010	UBS AG	Receive	0.52%	TXU Electric Delivery Co.	(43,440)

See accompanying notes to the financial statements.

8

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Net Unrealized Appreciation (Depreciation)
5,000,000	USD	6/20/2010	Barclays
			Bank PLC	Receive	0.17%	Wachovia Corp.	$16,377
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.20%	Bank of America Corp.	15,859
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.19%	Citigroup, Inc.	15,937
5,000,000	USD	12/20/2010	Deutsche Bank AG	Receive	0.75%	Enterprise Products Partners LP	58,771
5,000,000	USD	12/20/2010	Citigroup	Receive	0.39%	Exelon Generation Co. LLC	23,216
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.45%	First Energy Corp.	22,772
5,000,000	USD	12/20/2010	Barclays Bank PLC	Receive	0.28%	JP Morgan Chase Bank	22,979
5,000,000	USD	12/20/2010	UBS AG	Receive	0.47%	Progress Energy, Inc.	46,114
5,000,000	USD	3/20/2011	Barclays Bank PLC	Receive	0.25%	Bell South	(6,284)
5,000,000	USD	3/20/2011	Barclays Bank PLC	Receive	0.25%	HSBC Finance Corp.	26,933
2,000,000	USD	6/20/2011	UBS AG	Receive	0.32%	Boston Properties Limited Partnership	(5,665)
4,000,000	USD	6/20/2011	Bank of America, N.A.	Receive	0.12%	Citigroup, Inc.	6,401
3,000,000	USD	6/20/2011	Bank of America, N.A.	Receive	0.14%	Credit Suisse First Boston (USA), Inc.	(851)
5,000,000	USD	6/20/2011	Citigroup	Receive	0.37%	Deutsche Telecom International Finance B.V.	2,147
2,000,000	USD	6/20/2011	UBS AG	Receive	0.26%	ERP Operating LP	1,163

See accompanying notes to the financial statements.

9

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Net Unrealized Appreciation (Depreciation)
4,000,000	USD	6/20/2011	Barclays
			Bank PLC	Receive	0.20%	Morgan Stanley	$1,454
2,000,000	USD	6/20/2011	Barclays Bank PLC	Receive	0.30%	Prologis	(879)
5,000,000	USD	6/20/2011	Citigroup	Receive	0.49%	Telecom Italia SpA	5,959
3,000,000	USD	6/20/2011	Barclays Bank PLC	Receive	0.08%	US Bancorp	(6,876)
5,000,000	USD	3/20/2013	Barclays Bank PLC	Receive	0.25%	Goldman Sachs Group, Inc.	1,619
15,376,000	USD	3/20/2015	JP Morgan Chase Bank	Receive	0.70%	Reference security within CDX Index	103,538
24,800,000	USD	3/20/2015	JP Morgan Chase Bank	Receive	0.70%	Reference security within CDX Index	166,996
9,920,000	USD	3/20/2015	JP Morgan Chase Bank	Receive	0.70%	Reference security within CDX Index	66,799
25,000,000	USD	6/20/2015	JP Morgan Chase Bank	Receive	0.65%	Reference security within CDX Index	96,165
5,000,000	USD	6/20/2015	Lehman Brothers	Receive	0.65%	Reference security within CDX Index	19,233
25,000,000	USD	6/20/2015	Lehman Brothers	Receive	0.65%	Reference security within CDX Index	96,165
20,000,000	USD	12/20/2015	Deutsche Bank AG	Receive	0.70%	Reference security within CDX Index	169,994
15,000,000	USD	12/20/2015	Lehman Brothers	Receive	0.70%	Reference security within CDX Index	127,495

See accompanying notes to the financial statements.

10

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Net Unrealized Appreciation (Depreciation)
10,000,000	USD	12/20/2015	Lehman Brothers	Receive	0.70%	Reference
						security within
						CDX Index	$84,997
25,000,000	USD	12/20/2015	Lehman Brothers	Receive	0.70%	Reference security within CDX Index	212,492
							$3,260,400

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
26,000,000	SEK	9/20/2008	Deutsche			3 month SEK
			Bank AG	Receive	3.20%	STIBOR	$(29,671)
438,000,000	SEK	9/20/2008	JP Morgan Chase Bank	Receive	3.20%	3 month SEK STIBOR	(499,839)
10,100,000	USD	2/15/2010	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(978,042)
817,000,000	SEK	9/20/2011	Deutsche Bank AG	Receive	3.60%	3 month SEK STIBOR	(1,620,422)
516,000,000	SEK	9/20/2011	JP Morgan Chase Bank	Receive	3.60%	3 month SEK STIBOR	(1,023,425)
10,100,000	USD	2/15/2012	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(923,163)
10,100,000	USD	8/15/2012	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(915,908)
141,000,000	SEK	9/20/2013	Deutsche Bank AG	Receive	3.70%	3 month SEK STIBOR	(382,080)
331,000,000	SEK	9/20/2013	JP Morgan Chase Bank	Receive	3.70%	3 month SEK STIBOR	(896,940)
8,500,000	USD	10/24/2013	JP Morgan Chase Bank	(Pay)	4.70%	3 month LIBOR	300,845

See accompanying notes to the financial statements.

11

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
551,000,000	SEK	9/20/2016	Deutsche			3 month SEK
			Bank AG	Receive	3.75%	STIBOR	$(2,266,413)
300,000,000	SEK	9/20/2016	JP Morgan Chase Bank	Receive	3.75%	3 month SEK STIBOR	(1,233,982)
81,000,000	SEK	9/20/2016	Merrill Lynch	Receive	3.75%	3 month SEK STIBOR	(333,175)
15,680,000	USD	8/31/2025	JP Morgan Chase Bank	(Pay)	0.00%	3 month LIBOR	(1,038,804)
							$(11,841,019)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Net Unrealized Appreciation (Depreciation)
15,000,000	USD	9/29/2006	JP Morgan	1 month LIBOR	Return on Lehman
			Chase Bank	–0.01%	Aggregate Total
					Return Index	$161,697
30,000,000	USD	10/31/2006	JP Morgan Chase Bank	1 month LIBOR – 0.01%	Return on Lehman Aggregate Total Return Index	323,393
62,000,000	USD	10/31/2006	JP Morgan Chase Bank	1 month LIBOR – 0.01%	Return on Lehman Aggregate Total Return Index	0
400,000,000	USD	10/31/2006	UBS AG	1 month LIBOR – 0.03%	Return on Lehman Mortgage Total Return Index	4,050,625
350,000,000	USD	1/31/2007	Lehman Brothers	1 month LIBOR – 0.04%	Return on Lehman Brothers U.S. Government Index	3,377,377
85,000,000	USD	4/30/2007	Lehman Brothers	1 month LIBOR – 0.05%	Return on Lehman Brothers U.S. Government Index	820,928

See accompanying notes to the financial statements.

12

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Total Return Swaps — continued

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Net Unrealized Appreciation (Depreciation)
155,000,000	USD	5/31/2007	UBS AG	1 month LIBOR	Return on Lehman
				– 0.025%	Mortgage Total
					Return Index	$1,568,972
245,000,000	USD	6/30/2007	UBS AG	1 month LIBOR – 0.03%	Return on Lehman Mortgage Total Return Index	2,481,008
225,000,000	USD	7/31/2007	Lehman Brothers	1 month LIBOR – 0.05%	Return on Lehman Brothers U.S. Government Index	2,173,046
250,000,000	USD	8/19/2011	Morgan Stanley	3 month LIBOR – 0.01%	Return on Lehman Aggregate Total Return Index	1,052,791
						$16,009,837

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

LIBOR - London Interbank Offered Rate

STIBOR - Stockholm Interbank Offered Rate

(a)  Security is backed by the U.S. Government.

(b)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(c)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and collateral on open swap contracts (Note 2).

(d)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

Currency Abbreviations:

AUD - Australian Dollar CAD - Canadian Dollar CHF - Swiss Franc EUR - Euro GBP - British Pound	JPY - Japanese Yen NOK - Norwegian Krone NZD - New Zealand Dollar SEK - Swedish Krona USD - United States Dollar

See accompanying notes to the financial statements.

13

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value, (cost $143,412,737) (Note 2)	$145,673,944
Investments in affiliated issuers, at value (cost $2,258,190,487) (Notes 2 and 8)	2,287,927,406
Receivable for investments sold	44,978,906
Receivable for fund shares sold	2,000,000
Interest receivable	768,803
Unrealized appreciation on open forward currency and cross currency contracts (Note 2)	21,733,929
Interest receivable for open swap contracts	1,904,689
Receivable for open swap contracts (Note 2)	19,635,077
Receivable for closed swap contracts (Note 2)	1,747,285
Receivable for expenses reimbursed by Manager (Note 3)	130,630
Total assets	2,526,500,669
Liabilities:
Payable for investments purchased	45,845,313
Foreign cash due to custodian	506,173
Payable to affiliate for (Note 3):
Management fee	526,499
Shareholder service fee	217,869
Trustees and Chief Compliance Officer fees	5,309
Unrealized depreciation on open forward currency and cross currency contracts (Note 2)	12,099,267
Payable for open swap contracts (Note 2)	12,205,859
Payable for variation margin on open futures contracts (Note 2)	747,300
Accrued expenses	202,970
Total liabilities	72,356,559
Net assets	$2,454,144,110

See accompanying notes to the financial statements.

14

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$2,426,413,137
Distributions in excess of net investment income	(6,048,626)
Accumulated net realized loss	(16,260,270)
Net unrealized appreciation	50,039,869
$2,454,144,110
Net assets attributable to:
Class III shares	$170,521,754
Class IV shares	$2,283,622,356
Shares outstanding:
Class III	16,176,370
Class IV	216,404,522
Net asset value per share:
Class III	$10.54
Class IV	$10.55

See accompanying notes to the financial statements.

15

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$23,743,891
Interest (including securities lending income of $327)	4,395,196
Dividends	87,714
Total investment income	28,226,801
Expenses:
Management fee (Note 3)	3,632,230
Shareholder service fee – Class III (Note 3)	137,105
Shareholder service fee – Class IV (Note 3)	1,361,488
Custodian, fund accounting agent and transfer agent fees	484,840
Audit and tax fees	33,948
Legal fees	30,268
Trustees fees and related expenses (Note 3)	23,315
Registration fees	6,624
Miscellaneous	21,435
Total expenses	5,731,253
Fees and expenses reimbursed by Manager (Note 3)	(566,802)
Indirectly incurred fees waived or borne by Manager (Note 3)	(179,699)
Shareholder service fee waived – (Note 3)	(43,295)
Net expenses	4,941,457
Net investment income (loss)	23,285,344
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	22,244,318
Investments in affiliated issuers	(4,693,765)
Realized gains distributions from affiliated issuers (Note 8)	6,286,111
Closed futures contracts	4,314,521
Closed swap contracts	(24,647,229)
Foreign currency, forward contracts and foreign currency related transactions	9,705,288
Net realized gain (loss)	13,209,244
Change in net unrealized appreciation (depreciation) on:
Investments	12,558,668
Open futures contracts	(7,579,441)
Open swap contracts	10,198,109
Foreign currency, forward contracts and foreign currency related transactions	5,927,649
Net unrealized gain (loss)	21,104,985
Net realized and unrealized gain (loss)	34,314,229
Net increase (decrease) in net assets resulting from operations	$57,599,573

See accompanying notes to the financial statements.

16

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$23,285,344	$56,368,216
Net realized gain (loss)	13,209,244	(16,074,682)
Change in net unrealized appreciation (depreciation)	21,104,985	18,252,176
Net increase (decrease) in net assets from operations	57,599,573	58,545,710
Distributions to shareholders from:
Net investment income
Class III	—	(8,334,939)
Class IV	—	(78,000,540)
Total distributions from net investment income	—	(86,335,479)
Net share transactions (Note 7):
Class III	17,617,006	(1,076,194,776)
Class IV	(387,559,406)	2,654,220,272
Increase (decrease) in net assets resulting from net share transactions	(369,942,400)	1,578,025,496
Total increase (decrease) in net assets	(312,342,827)	1,550,235,727
Net assets:
Beginning of period	2,766,486,937	1,216,251,210
End of period (including distributions in excess of net investment income of $6,048,626 and $29,333,970, respectively)	$2,454,144,110	$2,766,486,937

See accompanying notes to the financial statements.

17

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$10.32		$10.35	$10.40	$9.95	$10.39	$10.17
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.09		0.15	0.18	0.25	0.20	0.77
Net realized and unrealized gain (loss)	0.13		0.17	0.24	0.91	0.44	0.07
Total from investment operations	0.22		0.32	0.42	1.16	0.64	0.84
Less distributions to shareholders:
From net investment income	—		(0.35)	(0.25)	(0.28)	(0.47)	(0.62)
From net realized gains	—		—	(0.22)	(0.43)	(0.61)	0.00 (b)
Total distributions	—		(0.35)	(0.47)	(0.71)	(1.08)	(0.62)
Net asset value, end of period	$10.54		$10.32	$10.35	$10.40	$9.95	$10.39
Total Return(c)	2.13	%**	3.10%	4.01%	11.99%	6.45%	8.53%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$170,522		$148,476	$1,216,251	$602,824	$286,030	$340,039
Net expenses to average daily net assets(d)	0.39	%*	0.39%	0.39%	0.39%	0.38%	0.38%
Net investment income to average daily net assets(a)	1.69	%*	1.40%	1.77%	2.43%	1.91%	7.38%
Portfolio turnover rate	61	%**	62%	108%	114%	108%	113%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.06%	0.07%	0.09%	0.09%	0.09%

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying fund(s) in which the Fund invests.

(b)  The distribution from net realized gains was less than $0.01 per share.

(c)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying fund(s) (See Note 3).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

18

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2006 (Unaudited)		Period from July 26, 2005 (commencement of operations) through February 28, 2006
Net asset value, beginning of period	$10.33		$10.46
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.08		0.23
Net realized and unrealized gain (loss)	0.14		(0.01	)(b)
Total from investment operations	0.22		0.22
Less distributions to shareholders:
From net investment income	—		(0.35)
Total distributions	—		(0.35)
Net asset value, end of period	$10.55		$10.33
Total Return(c)	2.13	%**	2.06	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,283,622		$2,618,011
Net expenses to average daily net assets(d)	0.34	%*	0.34	%*
Net investment income to average daily net assets(a)	1.60	%*	2.16	%(e)
Portfolio turnover rate	61	%**	62	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.07	%*

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying fund(s) in which the Fund invests.

(b)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(c)  The total returns would have been lower had certain expenses not been reimbursed during periods shown.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying fund(s) (See Note 3).

(e)  The ratio for the period ended February 28, 2006 has not been annualized since the Fund believes it would not be appropriate because the Fund's net income is not earned ratably throughout the fiscal year.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2006.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

19

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Core Plus Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of the Lehman Brothers U.S. Aggregate Index. The Fund typically invests in fixed income securities included in the Lehman Brothers U.S. Aggregate Index and in securities with similar characteristics. The Fund seeks additional returns by investing in global interest rate, currency, and emerging country debt markets. The Fund may invest in or use U.S. and foreign investment-grade bonds; shares of GMO Short-Duration Collateral Fund; shares of GMO World Opportunity Overlay Fund; futures contracts, currency forwards, swap contracts, and other types of derivatives; sovereign debt of emerging countries, primarily through investment in shares of GMO Emerging Country Debt Fund ("ECDF") (limited to 5% of the Fund's total assets); and credit default swaps.

As of August 31, 2006, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different level of shareholder service fees.

The financial statements of the series of the Trust in which the Fund invests ("underlying fund(s)") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect). Shares of the GMO Short-Duration Collateral Fund, the GMO World Opportunity Overlay Fund and the GMO Special Purpose Holding Fund are not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market

20

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and, at its discretion, may override a price supplied by a source (by taking a price supplied by another source).

Certain securities held by the Fund or the underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of August 31, 2006, the total value of these securities represented 37.4% of net assets.

GMO Special Purpose Holding Fund ("SPHF"), a holding of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF. In April of 2006, SPHF entered into a settlement agreement with a defendant in the lawsuit and the Fund received $3,258,666 in conjunction with the settlement. The outcome of the lawsuits against the remaining defendants is not predictable and any potential recoveries are not reflected in the net asset value of the Fund. To the extent additional recoveries are realized, such recoveries may be material to the net asset value of the Fund.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

21

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current

22

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no written option contracts outstanding at the end of the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay

23

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. There were no repurchase agreements outstanding at the end of the period.

24

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and broker-dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. There were no reverse repurchase agreements outstanding at the end of the period.

Delayed delivery commitments

The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained with the custodian in an amount at least equal to these commitments. There were no delayed delivery commitments outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2006, the Fund had no securities on loan.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

25

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2006, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $45,859,280 expiring in 2014. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of February 28, 2006, the Fund elected to defer to March 1, 2006 post-October capital and currency losses of $11,821,136 and $2,454,565, respectively.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,403,434,655	$32,927,285	$(2,760,590)	$30,166,695

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

26

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s). Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of the underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares. The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds 0.15% for Class III shares and 0.10% for Class IV shares; provided, however, that the amount of this waiver will not exceed the respective Class' shareholder service fee.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in the underlying Funds, fees and expenses of the independent trustees of the Trust, expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily

27

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2007 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's fees and expenses of the independent trustees of the Trust, fees expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's CCO (excluding any employee benefits), and investment-related expenses such as brokerage commissions, hedging transaction fees, securities lending fees and expenses, interest expense and transfer taxes), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s). For the six months ended August 31, 2006, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.015%	0.003%	0.018%	0.036%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $16,323 and $8,188, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

For the six months ended August 31, 2006, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$631,100,190	$665,893,945
Investments (non-U.S. Government securities)	1,188,459,046	1,609,523,523

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the

28

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2006, 64.3% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. One of the shareholders is another fund of the Trust. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2006, less than 0.01% of the Fund's shares were held by five related parties comprised of certain GMO employee accounts, and 93.6% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7. Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	6,754,302	$68,904,696	65,768,202	$689,623,823
Shares issued to shareholders in reinvestment of distributions	—	—	589,802	6,119,804
Shares repurchased	(4,961,631)	(51,287,690)	(169,430,468)	(1,771,938,403)
Net increase (decrease)	1,792,671	$17,617,006	(103,072,464)	$(1,076,194,776)
	Six Months Ended August 31, 2006 (Unaudited)		Period from July 26, 2005 (commencement of operations) Through February 28, 2006
Class IV:	Shares	Amount	Shares	Amount
Shares sold	42,109,999	$433,103,642	247,726,958	$2,595,011,214
Shares issued to shareholders in reinvestment of distributions	—	—	7,535,843	78,000,540
Shares repurchased	(79,148,084)	(820,663,048)	(1,820,194)	(18,791,482)
Net increase (decrease)	(37,038,085)	$(387,559,406)	253,442,607	$2,654,220,272

29

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the securities of affiliated issuers during the six months ended August 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Country Debt Fund, Class IV	$83,157,963	$14,170,287	$22,500,000	$990,322	$2,479,965	$73,330,088
GMO Short-Duration Collateral Fund	2,001,262,353	440,553,569	750,600,000	22,753,569	—	1,724,828,730
GMO Special Purpose Holding Fund	772,451	—	—	—	3,806,146	456,150
GMO World Opportunity Overlay Fund	554,275,256	86,000,000	156,160,000	—	—	489,312,438
Totals	$2,639,468,023	$540,723,856	$929,260,000	$23,743,891	$6,286,111	$2,287,927,406

30

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO Core Plus Bond Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to

31

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests, noting in particular that, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for certain of the fees and expenses (including advisory fees) that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's

32

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

33

GMO Core Plus Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.43%	$1,000.00	$1,021.30	$2.19
2) Hypothetical	0.43%	$1,000.00	$1,023.04	$2.19
Class IV
1) Actual	0.38%	$1,000.00	$1,021.30	$1.94
2) Hypothetical	0.38%	$1,000.00	$1,023.29	$1.94

*  Expenses are calculated using each Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

34

GMO Global Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Global Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	96.5%
Short-Term Investments	3.0
Swaps	0.5
Loan Assignments	0.2
Loan Participations	0.2
Call Options Purchased	0.1
Futures	0.1
Forward Currency Contracts	0.1
Promissory Notes	0.0
Put Options Purchased	0.0
Rights and Warrants	0.0
Written Options	0.0
Reverse Repurchase Agreements	(1.0)
Other	0.3
100.0%
Country Summary**	% of Investments
Euro Region***	41.9%
Sweden	22.1
Australia	20.2
Japan	17.6
United Kingdom	5.8
Denmark	0.4
United States	(2.0)
Canada	(6.0)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying fund(s)").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying fund(s). The table excludes short-term investments and any investment in the underlying fund(s) that are less than 3% of invested assets. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Belgium, Finland, France, Germany, Ireland, Italy, Netherlands and Spain.

1

GMO Global Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 9.2%
		Australia — 0.7%
		Asset-Backed Securities
USD	1,319,788	Medallion Trust, Series 03-1G, Class A, Variable Rate, 3 mo. LIBOR + .19%, 5.61%, due 12/21/33	1,322,613
		Austria — 1.6%
		Corporate Debt
USD	2,500,000	Bank Austria Creditanstalt AG, 144A, 7.25%, due 02/15/17	2,837,600
		Canada — 1.2%
		Foreign Government Obligations
GBP	1,000,000	Province of Quebec, 8.63%, due 11/04/11	2,187,449
		United Kingdom — 2.9%
		Asset-Backed Securities
GBP	979,859	RMAC, Series 03-NS1X Class A2A, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .45%, 5.17%, due 06/12/35	1,873,742
GBP	1,745,826	RMAC, Series 03-NS2A Class A2A, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .40%, 5.12%, due 09/12/35	3,332,117
		Total United Kingdom	5,205,859
		United States — 2.8%
		U.S. Government
USD	3,711,360	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (a) (b)	3,834,299
USD	1,205,900	U.S. Treasury Inflation Indexed Note, 4.25%, due 01/15/10(a) (c)	1,281,645
		Total United States	5,115,944
		TOTAL DEBT OBLIGATIONS (COST $15,171,965)	16,669,465

See accompanying notes to the financial statements.

2

GMO Global Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 89.0%
	Affiliated Issuers — 89.0%
502,361	GMO Emerging Country Debt Fund, Class III	5,596,298
4,585,952	GMO Short-Duration Collateral Fund	119,418,198
45,838	GMO Special Purpose Holding Fund (d)	222,774
1,426,301	GMO World Opportunity Overlay Fund	36,285,085
	TOTAL MUTUAL FUNDS (COST $157,480,461)	161,522,355
	SHORT-TERM INVESTMENTS — 1.3%
	Money Market Funds — 1.3%
2,448,423	Merrimac Cash Series-Premium Class	2,448,423
	TOTAL SHORT-TERM INVESTMENTS (COST $2,448,423)	2,448,423
	TOTAL INVESTMENTS — 99.5% (Cost $175,100,849)	180,640,243
	Other Assets and Liabilities (net) — 0.5%	804,595
	TOTAL NET ASSETS — 100.0%	$181,444,838

See accompanying notes to the financial statements.

3

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

A summary of outstanding financial instruments at August 31, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
10/24/06	AUD	29,200,000	$22,272,738	$77,902
10/31/06	CAD	1,700,000	1,540,799	8,467
9/19/06	CHF	16,700,000	13,587,591	16,026
9/26/06	EUR	54,900,000	70,426,594	(33,816)
9/12/06	GBP	14,000,000	26,659,314	452,301
10/10/06	JPY	3,040,000,000	26,020,533	(339,544)
10/03/06	NZD	14,100,000	9,224,372	384,670
9/05/06	SEK	40,868	5,639	(30)
				$565,976
Sales
10/24/06	AUD	4,900,000	$3,737,549	$(16,431)
10/31/06	CAD	1,300,000	1,178,258	(5,566)
9/19/06	CHF	35,500,000	28,883,801	(11,804)
9/26/06	EUR	9,500,000	12,186,751	(42,832)
10/10/06	JPY	260,000,000	2,225,440	43,307
10/03/06	NZD	1,000,000	654,211	(38,811)
				$(72,137)

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
9/05/06	EUR	7,600,000	SEK	70,141,700	(57,751)
9/05/06	SEK	70,182,568	EUR	7,600,000	52,111
10/17/06	EUR	8,500,000	NOK	67,060,878	(282,164)
10/17/06	NOK	35,220,764	EUR	4,400,000	65,672
11/07/06	EUR	4,200,000	SEK	38,823,750	(17,770)
					$(239,902)

See accompanying notes to the financial statements.

4

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
160	Australian Government Bond
	10 Yr.	September 2006	$12,520,502	$123,586
280	Australian Government Bond 3 Yr.	September 2006	21,500,023	43,675
94	Euro BOBL	September 2006	13,301,284	88,644
123	Euro Bund	September 2006	18,637,158	267,556
1	Japanese Government Bond 10 Yr. (LIF)	September 2006	1,150,901	(277)
5	Japanese Government Bond 10 Yr. (TSE)	September 2006	5,748,967	44,645
25	UK Gilt Long Bond	December 2006	5,244,230	13,632
				$581,461
Sales
115	Canadian Government Bond
	10 Yr.	December 2006	$11,875,600	$(84,353)
58	U.S. Long Bond	December 2006	6,441,625	(33,734)
102	U.S. Treasury Note 10 Yr.	December 2006	10,952,250	(34,256)
151	U.S. Treasury Note 2 Yr.	December 2006	30,855,906	(50,543)
32	U.S. Treasury Note 5 Yr.	December 2006	3,363,500	(8,372)
				$(211,258)

As of August 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

5

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
52,000,000	SEK	9/20/2008	JP Morgan	Receive	3.20%	3 month
			Chase Bank			SEK STIBOR	$(59,342)
33,000,000	SEK	9/20/2011	Citigroup	Receive	3.60%	3 month SEK STIBOR	(65,452)
36,000,000	SEK	9/20/2011	Deutsche Bank AG	Receive	3.60%	3 month SEK STIBOR	(71,402)
32,000,000	SEK	9/20/2011	JP Morgan Chase Bank	Receive	3.60%	3 month SEK STIBOR	(63,468)
46,000,000	SEK	9/20/2013	Deutsche Bank AG	Receive	3.70%	3 month SEK STIBOR	(124,650)
15,000,000	SEK	9/20/2013	JP Morgan Chase Bank	Receive	3.70%	3 month SEK STIBOR	(40,647)
31,000,000	SEK	9/20/2016	Deutsche Bank AG	Receive	3.75%	3 month SEK STIBOR	(127,511)
20,000,000	SEK	9/20/2016	JP Morgan Chase Bank	Receive	3.75%	3 month SEK STIBOR	(82,265)
3,000,000	EUR	3/21/2030	UBS Warburg	Receive	5.90%	3 Month Floating Rate EUR LIBOR	947,169
							$312,432

See accompanying notes to the financial statements.

6

GMO Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Net Unrealized Appreciation (Depreciation)
75,000,000	USD	9/24/2006	JP Morgan	1 month LIBOR	Return on
			Chase Bank		JP Morgan
Hedged Traded
Total Return
Government
					Bond Index	$347,774

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

LIBOR - London Interbank Offered Rate

STIBOR - Stockholm Interbank Offered Rate

Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 2006, which are subject to change based on the terms of the security.

(a)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(b)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 2).

(c)  All or a portion of this security has been segregated to cover collateral requirements on open swap contracts (Note 2).

(d)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

Currency Abbreviations:

AUD - Australian Dollar CAD - Canadian Dollar CHF - Swiss Franc EUR - Euro GBP - British Pound	JPY - Japanese Yen NOK - Norwegian Krone NZD - New Zealand Dollar SEK - Swedish Krona USD - United States Dollar

See accompanying notes to the financial statements.

7

GMO Global Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value, (cost $17,620,388) (Note 2)	$19,117,888
Investments in affiliated issuers, at value (cost $157,480,461) (Notes 2 and 8)	161,522,355
Interest receivable	205,532
Unrealized appreciation on open forward currency and cross currency contracts (Note 2)	1,100,456
Interest receivable for open swap contracts	66,240
Receivable for open swap contracts (Note 2)	1,294,943
Receivable for expenses reimbursed by Manager (Note 3)	8,099
Total assets	183,315,513
Liabilities:
Payable for investments purchased	200,000
Foreign cash due to custodian (cost $31,316)	31,136
Payable to affiliate for (Note 3):
Management fee	29,067
Shareholder service fee	22,948
Trustees and Chief Compliance Officer fees	343
Unrealized depreciation on open forward currency and cross currency contracts (Note 2)	846,519
Payable for open swap contracts (Note 2)	634,737
Payable for variation margin on open futures contracts (Note 2)	39,526
Accrued expenses	66,399
Total liabilities	1,870,675
Net assets	$181,444,838
Net assets consist of:
Paid-in capital	$190,074,818
Distributions in excess of net investment income	(3,285,041)
Accumulated net realized loss	(12,083,975)
Net unrealized appreciation	6,739,036
$181,444,838
Net assets attributable to:
Class III shares	$181,444,838
Shares outstanding:
Class III	20,297,285
Net asset value per share:
Class III	$8.94

See accompanying notes to the financial statements.

8

GMO Global Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$1,243,893
Interest	793,008
Total investment income	2,036,901
Expenses:
Management fee (Note 3)	165,078
Shareholder service fee – Class III (Note 3)	130,325
Custodian, fund accounting agent and transfer agent fees	47,564
Audit and tax fees	31,556
Legal fees	2,392
Trustees fees and related expenses (Note 3)	1,447
Registration fees	3,312
Miscellaneous	1,288
Total expenses	382,962
Fees and expenses reimbursed by Manager (Note 3)	(32,786)
Indirectly incurred fees waived or borne by Manager (Note 3)	(10,907)
Shareholder service fee waived (Note 3)	(3,940)
Net expenses	335,329
Net investment income (loss)	1,701,572
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(326,002)
Investments in affiliated issuers	383,702
Realized gains distributions from affiliated issuers (Note 8)	2,002,875
Closed futures contracts	456,019
Closed swap contracts	(1,351,884)
Foreign currency, forward contracts and foreign currency related transactions	3,206,247
Net realized gain (loss)	4,370,957
Change in net unrealized appreciation (depreciation) on:
Investments	1,714,528
Open futures contracts	450,620
Open swap contracts	(396,302)
Foreign currency, forward contracts and foreign currency related transactions	58,651
Net unrealized gain (loss)	1,827,497
Net realized and unrealized gain (loss)	6,198,454
Net increase (decrease) in net assets resulting from operations	$7,900,026

See accompanying notes to the financial statements.

9

GMO Global Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,701,572	$3,557,478
Net realized gain (loss)	4,370,957	(9,035,948)
Change in net unrealized appreciation (depreciation)	1,827,497	(1,980,112)
Net increase (decrease) in net assets from operations	7,900,026	(7,458,582)
Distributions to shareholders from:
Net investment income
Class III	—	(3,512,926)
Net share transactions (Note 7):
Class III	5,220,586	8,545,306
Total increase (decrease) in net assets	13,120,612	(2,426,202)
Net assets:
Beginning of period	168,324,226	170,750,428
End of period (including distributions in excess of net investment income of $3,285,041 and $4,986,613, respectively)	$181,444,838	$168,324,226

See accompanying notes to the financial statements.

10

GMO Global Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$8.53		$9.11	$8.73	$9.20	$9.33	$10.04
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.09		0.18	0.21	0.12	0.09	0.52
Net realized and unrealized gain (loss)	0.32		(0.57)	0.63	1.42	1.49	(0.65)
Total from investment operations	0.41		(0.39)	0.84	1.54	1.58	(0.13)
Less distributions to shareholders:
From net investment income	—		(0.19)	(0.46)	—	(1.51)	(0.39)
From net realized gains	—		—	—	(1.90)	(0.20)	(0.19)
Return of capital	—		—	—	(0.11)	—	—
Total distributions	—		(0.19)	(0.46)	(2.01)	(1.71)	(0.58)
Net asset value, end of period	$8.94		$8.53	$9.11	$8.73	$9.20	$9.33
Total Return(b)	4.81	%**	(4.33)%	9.52%	20.21%	17.76%	(1.34)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$181,445		$168,324	$170,750	$138,684	$235,842	$273,074
Net expenses to average daily net assets(c)	0.39	%*	0.37%	0.33%	0.32%	0.33%	0.32%
Net investment income to average daily net assets(a)	1.96	%*	2.12%	2.40%	1.44%	1.10%	5.36%
Portfolio turnover rate	13	%**	20%	38%	45%	50%	28%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.07%	0.12%	0.12%	0.08%	0.08%

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying fund(s) in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying fund(s) (See Note 3).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

11

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Global Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of the JPMorgan Global Government Bond Index. The Fund typically invests in fixed income securities included in the JPMorgan Global Government Bond Index and in securities with similar characteristics. The Fund seeks additional returns by investing in global interest rate, currency, and emerging country debt markets. The Fund may invest in or use investment-grade bonds denominated in various currencies; shares of GMO Short-Duration Collateral Fund; shares of GMO World Opportunity Overlay Fund; futures contracts, currency forwards, swap contracts, and other types of derivatives; and sovereign debt of emerging countries, primarily through investment in shares of GMO Emerging Country Debt Fund (limited to 5% of the Fund's total assets).

The financial statements of the series of the Trust in which the Fund invests ("underlying fund(s)") should be read in conjunction with the Fund's financial statements. These financial statements are available without charge, upon request by calling (617) 346-7646 (collect). Shares of the GMO Short-Duration Collateral Fund, the GMO World Opportunity Overlay Fund and the GMO Special Purpose Holding Fund are not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which

12

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and, at its discretion, may override a price supplied by a source (by taking a price supplied by another source).

Certain securities held by the Fund or the underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of August 31, 2006, the total value of these securities represented 35.6% of net assets.

GMO Special Purpose Holding Fund ("SPHF"), an investment of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF. In April of 2006, SPHF entered into a settlement agreement with a defendant in the lawsuit and the Fund indirectly received $1,591,463 in conjuction with the settlement. The outcome of the lawsuits against the defendants is not predictable and any potential recoveries are not reflected in the net asset value of the Fund. To the extent additional recoveries are realized, such recoveries may be material to the net asset value of the Fund.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on

13

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to

14

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no written option contracts outstanding at the end of the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest

15

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. There were no repurchase agreements outstanding at the end of the period.

16

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and broker-dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. There were no reverse repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the six months ended August 31, 2006, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2006, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $10,615,925 and $15,114,495 expiring in 2012 and 2014,

17

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

The Fund elected to defer to March 1, 2006 post–October capital and currency losses of $64,919 and $2,877,065, respectively.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$176,120,287	$4,539,632	$(19,676)	$4,519,956

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature

18

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s). Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of the underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.19% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares. The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in the underlying Funds, fees and expenses of the independent trustees of the Trust, expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2007 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's fees and expenses of the independent trustees of the Trust, fees expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's CCO (excluding any employee benefits), and investment-related expenses such as brokerage commissions, hedging transaction fees,

19

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

securities lending fees and expenses, interest expense and transfer taxes), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s). For the six months ended August 31, 2006, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.016%	0.005%	0.018%	0.039%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $987 and $460, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $30,987,927 and $21,167,159 respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2006, 72.8% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

20

GMO Global Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

As of August 31, 2006, 0.2% of the Fund's shares were held by three related parties comprised of certain GMO employee accounts, and 6.3% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	1,878,994	$16,489,250	701,206	$6,078,711
Shares issued to shareholders in reinvestment of distributions	—	—	407,835	3,466,595
Shares repurchased	(1,309,683)	(11,268,664)	(115,877)	(1,000,000)
Net increase (decrease)	569,311	$5,220,586	993,164	$8,545,306

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of affiliated issuers during the six months ended August 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain Distributions	Value, end of period
GMO Emerging Country Debt Fund, Class III	$5,052,494	$601,069	$—	$57,034	$144,035	$5,596,298
GMO Short-Duration Collateral Fund	106,481,153	24,586,858	13,500,000	1,186,859	—	119,418,198
GMO Special Purpose Holding Fund	377,249	—	—	—	1,858,840	222,774
GMO World Opportunity Overlay Fund	34,414,166	5,800,000	4,200,000	—	—	36,285,085
Totals	$146,325,062	$30,987,927	$17,700,000	$1,243,893	$2,002,875	$161,522,355

21

GMO Global Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO Global Bond Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to

22

GMO Global Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests, noting in particular that, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for certain of the fees and expenses (including advisory fees) that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax

23

GMO Global Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

24

GMO Global Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1	) Actual	0.43%	$1,000.00	$1,048.10	$2.22
2	) Hypothetical	0.43%	$1,000.00	$1,023.04	$2.19

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

25

GMO U.S. Growth Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO U.S. Growth Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	99.0%
Short-Term Investments	3.7
Rights and Warrants	0.0
Other	(2.7)
100.0%
Industry Sector Summary	% of Equity Investments
Health Care	22.3%
Technology	18.8
Retail Stores	15.8
Financial	14.6
Services	4.6
Transportation	4.4
Machinery	3.8
Oil & Gas	3.7
Consumer Goods	2.7
Food & Beverage	2.5
Manufacturing	2.2
Utility	1.3
Construction	1.2
Primary Process Industry	1.1
Automotive	0.8
Metals & Mining	0.2
100.0%

1

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.0%
	Automotive — 0.8%
23,400	Harley-Davidson, Inc. (a)	1,369,134
27,200	Johnson Controls, Inc.	1,956,496
15,750	Paccar, Inc.	861,052
		4,186,682
	Construction — 1.2%
8,400	Centex Corp.	427,980
8,500	Crane Co.	339,830
9,600	Fluor Corp.	829,632
2,800	KB Home	119,728
10,700	Lennar Corp.-Class A	479,788
18,700	Martin Marietta Materials, Inc.	1,540,132
16,800	Masco Corp.	460,488
900	NVR, Inc. *	462,285
10,000	Ryland Group, Inc. (a)	426,700
22,000	Thor Industries, Inc. (a)	927,960
		6,014,523
	Consumer Goods — 2.7%
64,484	Altria Group, Inc.	5,386,349
22,300	Colgate-Palmolive Co.	1,334,878
3,800	Columbia Sportswear Co. * (a)	185,516
6,900	Harman International Industries, Inc.	559,728
5,300	HNI Corp.	211,470
65,300	International Game Technology	2,525,804
4,500	Liz Claiborne, Inc.	168,165
11,600	Mohawk Industries, Inc. * (a)	822,208
31,300	Newell Rubbermaid, Inc.	844,787
6,600	Timberland Co.-Class A *	187,506
5,700	UST, Inc. (a)	301,302
15,678	Whirlpool Corp.	1,268,507
		13,796,220

See accompanying notes to the financial statements.

2

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Financial — 14.5%
105,200	Aflac, Inc.	4,741,364
9,400	AMBAC Financial Group, Inc.	813,946
202,300	American International Group, Inc.	12,910,786
55,100	AON Corp.	1,904,807
10,700	Bear Stearns Cos. (The), Inc.	1,394,745
22,100	Brown & Brown, Inc.	661,674
229,100	Charles Schwab Corp. (The)	3,736,621
2,400	Chicago Mercantile Exchange	1,056,000
20,600	Chubb Corp.	1,033,296
108,200	E*Trade Financial Corp. *	2,552,438
2,900	Equifax, Inc.	92,191
18,600	Fair Isaac Corp.	651,186
29,800	Federated Investors, Inc.-Class B	997,704
1,500	Franklin Resources, Inc.	147,615
2,900	Golden West Financial Corp.	218,921
46,900	Goldman Sachs Group, Inc.	6,971,685
10,500	Investment Technology Group, Inc. *	485,205
12,600	Jefferies Group, Inc.	313,992
126,000	JPMorgan Chase & Co.	5,753,160
42,900	Lehman Brothers Holdings, Inc.	2,737,449
7,900	Lincoln National Corp.	479,530
50,700	Loews Corp.	1,950,936
6,900	MBIA, Inc. (a)	425,247
52,200	Mellon Financial Corp.	1,943,406
58,100	Merrill Lynch & Co., Inc.	4,272,093
21,700	MoneyGram International, Inc.	681,380
31,400	Morgan Stanley	2,065,806
17,200	PMI Group (The), Inc.	743,728
155,900	Progressive Corp. (The)	3,833,581
6,100	Radian Group, Inc.	365,268
9,200	Raymond James Financial, Inc.	255,024
11,700	Ryder Systems, Inc.	578,214
55,100	St. Paul Travelers Cos. (The), Inc.	2,418,890
34,800	State Street Corp.	2,150,640

See accompanying notes to the financial statements.

3

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Financial — continued
98,700	TD Ameritrade Holding Corp.	1,729,224
5,400	Torchmark Corp.	335,934
43,350	W.R. Berkley Corp.	1,517,250
		74,920,936
	Food & Beverage — 2.5%
27,300	Anheuser-Busch Cos., Inc.	1,348,074
84,800	Archer-Daniels-Midland Co.	3,491,216
2,300	Brown-Forman Corp.-Class B	177,054
147,900	Coca-Cola Co. (The)	6,627,399
15,100	Dean Foods Co. *	598,262
2,900	HJ Heinz Co.	121,336
3,500	Pepsi Bottling Group, Inc.	122,535
30,800	Sara Lee Corp.	512,204
		12,998,080
	Health Care — 22.1%
19,600	Abbott Laboratories	954,520
34,800	Allergan, Inc.	3,986,688
37,800	AmerisourceBergen Corp.	1,669,248
37,700	Amgen, Inc. *	2,560,961
23,200	Barr Pharmaceuticals, Inc. *	1,310,800
15,800	Baxter International, Inc.	701,204
12,600	Biogen Idec, Inc. *	556,164
77,800	Bristol-Myers Squibb Co.	1,692,150
46,800	Cardinal Health, Inc.	3,155,256
30,300	Caremark Rx, Inc.	1,755,582
28,700	Celgene Corp. *	1,167,803
14,500	Cerner Corp. * (a)	667,870
1,700	Coventry Health Care, Inc. *	92,208
22,300	Endo Pharmaceuticals Holdings, Inc. *	736,569
87,700	Express Scripts, Inc. *	7,373,816
138,900	Forest Laboratories, Inc. *	6,942,222
106,600	Genentech, Inc. *	8,796,632

See accompanying notes to the financial statements.

4

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Health Care — continued
21,700	Gilead Sciences, Inc. *	1,375,780
20,400	Health Management Associates, Inc.-Class A	426,564
48,400	Health Net, Inc. *	2,023,604
7,800	Henry Schein, Inc. * (a)	388,986
8,000	Humana, Inc. *	487,440
3,600	Idexx Laboratories, Inc. *	331,236
58,864	Johnson & Johnson	3,806,146
41,100	King Pharmaceuticals, Inc. *	666,642
41,200	Lincare Holdings, Inc. *	1,525,636
64,400	McKesson Corp.	3,271,520
23,500	Medtronic, Inc.	1,102,150
11,500	Mentor Corp. (a)	558,210
423,800	Merck & Co., Inc.	17,185,090
13,700	Omnicare, Inc.	620,747
573,176	Pfizer, Inc.	15,796,731
29,300	Pharmaceutical Product Development, Inc.	1,116,916
19,600	Quest Diagnostics, Inc.	1,259,888
24,300	Respironics, Inc. *	896,913
19,700	Stryker Corp.	946,191
11,200	Techne Corp. *	570,080
224,100	UnitedHealth Group, Inc.	11,641,995
40,500	Varian Medical Systems, Inc. *	2,158,650
36,700	Wyeth	1,787,290
		114,064,098
	Machinery — 3.8%
62,500	Baker Hughes, Inc.	4,448,750
40,600	BJ Services Co.	1,392,986
14,900	Cameron International Corp. *	713,859
96,300	Caterpillar, Inc.	6,389,505
10,700	Cummins, Inc.	1,228,574
17,500	Deere & Co.	1,366,750
12,800	Flowserve Corp. *	654,592
11,200	FMC Technologies, Inc. *	658,784

See accompanying notes to the financial statements.

5

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Machinery — continued
8,400	Lincoln Electric Holdings, Inc.	462,252
12,900	Parker-Hannifin Corp.	955,245
32,900	Terex Corp. *	1,445,297
		19,716,594
	Manufacturing — 2.2%
16,400	American Standard Cos., Inc.	685,028
77,800	General Electric Co.	2,649,868
62,000	Illinois Tool Works, Inc.	2,721,800
16,300	ITT Industries, Inc.	797,885
32,800	Reliance Steel & Aluminum Co.	1,074,856
5,900	Textron, Inc.	494,774
45,000	United Technologies Corp.	2,821,950
		11,246,161
	Metals & Mining — 0.2%
39,400	Alcoa, Inc.	1,126,446
	Oil & Gas — 3.6%
36,000	Anadarko Petroleum Corp.	1,688,760
22,529	ConocoPhillips	1,429,014
2,200	Devon Energy Corp.	137,478
155,500	Exxon Mobil Corp.	10,522,685
22,800	Marathon Oil Corp.	1,903,800
24,800	Occidental Petroleum Corp.	1,264,552
26,200	Sunoco, Inc.	1,884,042
		18,830,331
	Primary Process Industry — 1.0%
30,300	E.I. du Pont de Nemours & Co.	1,211,091
9,400	Millipore Corp. * (a)	603,292
73,700	Nucor Corp.	3,601,719
		5,416,102

See accompanying notes to the financial statements.

6

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Retail Stores — 15.7%
3,300	Abercrombie & Fitch Co.-Class A	212,949
22,500	Advance Auto Parts, Inc.	677,700
14,700	AnnTaylor Stores Corp. * (a)	585,060
61,700	AutoNation, Inc. *	1,198,831
15,700	AutoZone, Inc. *	1,417,710
66,500	Bed Bath & Beyond, Inc. *	2,243,045
41,800	Best Buy Co., Inc. (a)	1,964,600
9,700	BJ's Wholesale Club, Inc. *	255,595
12,100	CDW Corp.	705,430
34,200	Chico's FAS, Inc. *	630,648
43,300	Circuit City Stores, Inc.	1,022,313
45,100	Claire's Stores, Inc.	1,232,583
59,600	Costco Wholesale Corp.	2,788,684
60,900	Dollar General Corp.	783,174
28,300	Dollar Tree Stores, Inc. * (a)	814,474
45,100	Fastenal Co.	1,654,268
527,400	Home Depot, Inc.	18,084,546
134,600	Kroger Co.	3,204,826
11,300	Limited Brands, Inc.	290,749
426,268	Lowe's Cos., Inc.	11,534,812
9,900	Men's Wearhouse, Inc.	350,955
43,100	Nordstrom, Inc.	1,609,785
108,200	Office Depot, Inc. *	3,986,088
36,000	O'Reilly Automotive, Inc. *	1,068,840
11,500	Rent-A-Center, Inc. *	311,650
89,500	Staples, Inc.	2,019,120
27,700	Supervalu, Inc.	791,112
36,000	Tiffany & Co.	1,137,600
43,660	TJX Cos., Inc.	1,167,905
122,600	Walgreen Co.	6,063,796
249,700	Wal-Mart Stores, Inc.	11,166,584
		80,975,432

See accompanying notes to the financial statements.

7

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Services — 4.5%
25,900	Allied Waste Industries, Inc. * (a)	267,806
32,900	Applebee's International, Inc.	682,675
20,900	Brinker International, Inc.	804,023
22,300	Darden Restaurants, Inc.	789,420
4,200	Factset Research Systems, Inc.	185,220
4,200	Iron Mountain, Inc. * (a)	172,158
9,300	ITT Educational Services, Inc. *	614,637
14,100	Manpower, Inc.	833,451
19,100	Monster Worldwide, Inc. *	778,134
89,000	Moody's Corp.	5,445,020
31,600	Robert Half International, Inc.	977,704
14,250	Sonic Corp. *	312,503
257,600	Starbucks Corp. *	7,988,176
24,100	Sysco Corp.	756,499
17,900	Univision Communications, Inc.-Class A *	618,624
37,500	Waste Management, Inc.	1,285,500
8,100	Weight Watchers International, Inc.	343,926
10,200	Wendy's International, Inc.	651,780
		23,507,256
	Technology — 18.6%
28,200	ADTRAN, Inc.	701,334
17,500	Affiliated Computer Services, Inc.-Class A * (a)	898,450
126,400	Agilent Technologies, Inc. *	4,065,024
49,900	Applera Corp.-Applied Biosystems Group	1,529,435
73,100	Applied Materials, Inc.	1,233,928
17,700	AVX Corp.	293,997
117,600	BEA Systems, Inc. *	1,614,648
54,100	BMC Software, Inc. *	1,440,142
33,700	Boeing Co.	2,524,130
25,700	Broadcom Corp.-Class A *	756,608
26,500	Ceridian Corp. *	632,555
51,600	Citrix Systems, Inc. *	1,583,088
3,900	Cognizant Technologies Solutions Corp. *	272,649

See accompanying notes to the financial statements.

8

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Technology — continued
3,000	Computer Sciences Corp. *	142,140
184,800	Corning, Inc. *	4,109,952
38,200	Danaher Corp.	2,532,278
189,600	Dell, Inc. * (a)	4,275,480
15,500	DST Systems, Inc. * (a)	914,965
69,800	Emerson Electric Co.	5,734,070
2,700	Energizer Holdings, Inc. *	180,522
50,900	First Data Corp.	2,187,173
12,900	Fiserv, Inc. *	569,793
15,000	General Dynamics Corp.	1,013,250
16,500	Global Payments, Inc.	627,825
26,200	Goodrich Corp.	1,020,490
10,800	Google, Inc.-Class A *	4,088,124
16,100	Harris Corp.	707,112
202,300	Hewlett-Packard Co.	7,396,088
173,708	Intel Corp.	3,394,254
29,000	International Business Machines Corp.	2,348,130
21,800	Intersil Corp.-Class A	552,630
4,100	Lam Research Corp. *	175,439
17,200	Lexmark International, Inc. *	964,404
32,100	Microchip Technology, Inc.	1,096,536
33,000	Micron Technology, Inc. *	570,240
32,700	Microsoft Corp.	840,063
271,300	Motorola, Inc.	6,342,994
66,000	National Semiconductor Corp.	1,603,140
11,300	Network Appliance, Inc. *	386,912
27,100	Northrop Grumman Corp.	1,810,551
75,000	Nvidia Corp. *	2,183,250
44,400	Paychex, Inc.	1,594,404
11,600	Pitney Bowes, Inc.	505,644
299,600	Qualcomm, Inc.	11,285,932
33,600	Rockwell Automation, Inc.	1,894,368
7,000	Tektronix, Inc.	198,380
26,600	Tellabs, Inc. *	271,054

See accompanying notes to the financial statements.

9

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Technology — continued
135,400	Texas Instruments, Inc.	4,412,686
16,700	Total System Services, Inc.	372,243
9,200	WESCO International, Inc. *	538,200
		96,386,704
	Transportation — 4.3%
57,200	Burlington Northern Santa Fe Corp.	3,829,540
74,800	CH Robinson Worldwide, Inc.	3,427,336
25,600	CSX Corp.	773,632
85,300	Expeditors International of Washington, Inc.	3,400,911
75,400	FedEx Corp.	7,617,662
8,700	Landstar System, Inc.	371,490
36,600	Norfolk Southern Corp.	1,563,918
16,900	Union Pacific Corp.	1,357,915
		22,342,404
	Utility — 1.3%
14,800	AT&T, Inc.	460,724
122,900	BellSouth Corp.	5,004,488
101,000	Qwest Communications International, Inc. *	889,810
2,000	TXU Corp.	132,420
		6,487,442
	TOTAL COMMON STOCKS (COST $513,963,698)	512,015,411
	RIGHTS AND WARRANTS — 0.0%
	Utility — 0.0%
3,093	Lucent Technologies, Inc. Warrants, Expires 12/10/07 *	727
	TOTAL RIGHTS AND WARRANTS (COST $0)	727

See accompanying notes to the financial statements.

10

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 3.7%
3,777,941	Citigroup Global Markets Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $3,778,314 and an effective yield of 3.55%, collateralized by a U.S. Treasury Bond with a rate of 12.00%, maturity date of 08/15/13, and a market value, including accrued interest, of $3,853,500.	3,777,941
2,909,301	Credit Suisse First Boston Corp. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $2,909,733 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $3,067,251. (b)	2,909,301
4,538,510	Goldman Sachs Group Inc. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $4,539,184 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $4,679,980. (b)	4,538,510
581,860	Lehman Brothers Inc. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $581,946 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $682,207. (b)	581,860
4,538,510	Merrill Lynch & Co. Tri Party Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $4,539,178 and an effective yield of 5.30%, collateralized by various U.S. government obligations with an aggregate market value of $4,672,692. (b)	4,538,510
2,815,748	Morgan Stanley & Co. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $2,816,167 and an effective yield of 5.36%, collateralized by various corporate debt obligations with an aggregate market value of $2,998,691. (b)	2,815,748
	TOTAL SHORT-TERM INVESTMENTS (COST $19,161,870)	19,161,870
	TOTAL INVESTMENTS — 102.7% (Cost $533,125,568)	531,178,008
	Other Assets and Liabilities (net) — (2.7%)	(14,075,368)
	TOTAL NET ASSETS — 100.0%	$517,102,640

See accompanying notes to the financial statements.

11

GMO U.S. Growth Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  All or a portion of this security represents investment of security lending collateral (Note 2).

See accompanying notes to the financial statements.

12

GMO U.S. Growth Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments, at value, including securities on loan of $14,801,787 (cost $533,125,568) (Note 2)	$531,178,008
Cash	2,055
Receivable for Fund shares sold	171,783
Dividends and interest receivable	808,244
Receivable for collateral on closed futures contracts (Note 2)	823,000
Receivable for expenses reimbursed by Manager (Note 3)	20,646
Miscellaneous receivable	3,512
Total assets	533,007,248
Liabilities:
Collateral on securities loaned, at value (Note 2)	15,383,929
Payable for Fund shares repurchased	143,351
Payable to affiliate for (Note 3):
Management fee	136,915
Shareholder service fee	35,711
Administration fee – Class M	40,717
Trustees and Chief Compliance Officer fees	1,493
Payable for 12b-1 fee – Class M	101,452
Accrued expenses	61,040
Total liabilities	15,904,608
Net assets	$517,102,640

See accompanying notes to the financial statements.

13

GMO U.S. Growth Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$541,241,897
Accumulated undistributed net investment income	701,773
Distributions in excess of net realized gains	(22,893,470)
Net unrealized depreciation	(1,947,560)
$517,102,640
Net assets attributable to:
Class III shares	$274,012,708
Class M shares	$243,089,932
Shares outstanding:
Class III	16,283,297
Class M	14,506,736
Net asset value per share:
Class III	$16.83
Class M	$16.76

See accompanying notes to the financial statements.

14

GMO U.S. Growth Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends	$3,828,043
Interest (including securities lending income of $8,537)	305,148
Total investment income	4,133,191
Expenses:
Management fee (Note 3)	871,097
Shareholder service fee – Class III (Note 3)	235,404
12b-1 fee – Class M (Note 3)	310,157
Administration fee – Class M (Note 3)	248,126
Custodian, fund accounting agent and transfer agent fees	60,628
Audit and tax fees	24,791
Legal fees	5,980
Trustees fees and related expenses (Note 3)	5,120
Registration fees	26,588
Miscellaneous	4,875
Total expenses	1,792,766
Fees and expenses reimbursed by Manager (Note 3)	(122,447)
Net expenses	1,670,319
Net investment income (loss)	2,462,872
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	8,250,954
Closed futures contracts	193,185
Net realized gain (loss)	8,444,139
Change in net unrealized appreciation (depreciation) on:
Investments	(42,734,798)
Open futures contracts	(74,307)
Net unrealized gain (loss)	(42,809,105)
Net realized and unrealized gain (loss)	(34,364,966)
Net increase (decrease) in net assets resulting from operations	$(31,902,094)

See accompanying notes to the financial statements.

15

GMO U.S. Growth Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,462,872	$4,388,394
Net realized gain (loss)	8,444,139	29,928,176
Change in net unrealized appreciation (depreciation)	(42,809,105)	(2,554,324)
Net increase (decrease) in net assets from operations	(31,902,094)	31,762,246
Distributions to shareholders from:
Net investment income
Class III	(1,363,591)	(3,064,829)
Class M	(740,665)	(1,454,543)
Total distributions from net investment income	(2,104,256)	(4,519,372)
Net realized gains
Class III	(5,350,817)	(17,977,682)
Class M	(4,569,235)	(13,471,603)
Total distributions from net realized gains	(9,920,052)	(31,449,285)
	(12,024,308)	(35,968,657)
Net share transactions (Note 7):
Class III	(43,327,539)	(12,985,527)
Class M	8,821,126	(13,998,923)
Increase (decrease) in net assets resulting from net share transactions	(34,506,413)	(26,984,450)
Total increase (decrease) in net assets	(78,432,815)	(31,190,861)
Net assets:
Beginning of period	595,535,455	626,726,316
End of period (including accumulated undistributed net investment income of $701,773 and $343,157, respectively)	$517,102,640	$595,535,455

See accompanying notes to the financial statements.

16

GMO U.S. Growth Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005		2004	2003	2002
Net asset value, beginning of period	$18.17		$18.26	$19.03		$14.29	$18.23	$21.19
Income (loss) from investment operations:
Net investment income (loss)	0.09	†	0.15 †	0.16	†	0.10	0.10	0.10
Net realized and unrealized gain (loss)	(1.03)		0.86	(0.02	)(a)	5.14	(3.94)	(2.97)
Total from investment operations	(0.94)		1.01	0.14		5.24	(3.84)	(2.87)
Less distributions to shareholders:
From net investment income	(0.08)		(0.16)	(0.14)		(0.14)	(0.10)	(0.09)
From net realized gains	(0.32)		(0.94)	(0.77)		(0.36)	—	—
Total distributions	(0.40)		(1.10)	(0.91)		(0.50)	(0.10)	(0.09)
Net asset value, end of period	$16.83		$18.17	$18.26		$19.03	$14.29	$18.23
Total Return(b)	(5.17	)%**	5.64%	0.94%		36.93%	(21.13)%	(13.57)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$274,013		$342,203	$357,499		$437,200	$302,051	$116,306
Net expenses to average daily net assets	0.46	%*	0.48%	0.48%		0.48%	0.48%	0.48%
Net investment income to average daily net assets	1.02	%*	0.84%	0.89%		0.62%	0.72%	0.54%
Portfolio turnover rate	57	%**	94%	136%		97%	72%	101%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.04%	0.04%		0.05%	0.09%	0.07%

(a)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

17

GMO U.S. Growth Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005		2004	2003(a)
Net asset value, beginning of period	$18.10		$18.19	$18.97		$14.25	$15.27
Income (loss) from investment operations:
Net investment income (loss)	0.06	†	0.10 †	0.11	†	0.09	0.04
Net realized and unrealized gain (loss)	(1.03)		0.85	(0.02	)(b)	5.09	(1.01)
Total from investment operations	(0.97)		0.95	0.09		5.18	(0.97)
Less distributions to shareholders:
From net investment income	(0.05)		(0.10)	(0.10)		(0.10)	(0.05)
From net realized gains	(0.32)		(0.94)	(0.77)		(0.36)	—
Total distributions	(0.37)		(1.04)	(0.87)		(0.46)	(0.05)
Net asset value, end of period	$16.76		$18.10	$18.19		$18.97	$14.25
Total Return(c)	(5.33	)%**	5.33%	0.65%		36.58%	(6.31	)%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$243,090		$253,332	$269,227		$199,865	$20,306
Net expenses to average daily net assets	0.76	%*	0.77%	0.78%		0.78%	0.78	%*
Net investment income to average daily net assets	0.70	%*	0.54%	0.61%		0.29%	0.51	%*
Portfolio turnover rate	57	%**	94%	136%		97%	72	%***
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.04%	0.04%		0.05%	0.09	%*

(a)  Period from September 11, 2002 (commencement of operations) through February 28, 2003.

(b)  The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

***  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2003.

See accompanying notes to the financial statements.

18

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO U.S. Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund commenced operations following an in-kind purchase of shares by GMO Growth Fund ("Predecessor Fund") effected as of the close of business on September 16, 2005. For tax purposes, this transaction met all requirements for a tax-free reorganization under the Internal Revenue Code, and consequently the Fund retained the Predecessor Fund's basis and holding period in each asset contributed in-kind. For accounting purposes, the Fund also recorded a cost for each in-kind asset contributed by the Predecessor Fund equal to such asset's historical cost. For tax and accounting purposes, the Fund is treated as a continuation of the Predecessor Fund's operations. Therefore, the Financial Statements reflect the performance and operational history of the Predecessor Fund prior to September 16, 2005.

The Fund seeks long-term capital growth. The Fund seeks to achieve its objective by outperforming the Russell 1000 Growth Index. The Fund typically makes equity investments in U.S. companies that issue stocks included in the Russell 1000 Index, and companies with similar size characteristics.

Throughout the six months ended August 31, 2006, the Fund had two classes of shares outstanding: Class III and Class M. Class M shares bear an administration fee and a 12b-1 fee, while Class III shares bear a shareholder service fee (See Note 3). The principal economic difference between the classes of shares is the type and level of fees.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported

19

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no futures contracts outstanding at the end of the period.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be

20

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2006, the Fund had loaned securities

21

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

having a market value of $14,801,787 collateralized by cash in the amount of $15,383,929, which was invested in short-term instruments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2006, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code of $11,596,373, $9,328,913 and $782,016 expiring in 2010, 2011 and 2012, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$541,528,727	$16,476,783	$(26,827,502)	$(10,350,719)

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At

22

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.31% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of 0.20% of the average daily Class M net assets for support services provided to Class M shareholders.

Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily Class M net assets, for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund. The Trustees currently limit payments on Class M shares to 0.25% of the Funds average daily net asset value attributable to its Class M shares. This fee may be spent on

23

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees (Class III only), 12b-1 and administration fees (Class M only), fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes) exceed 0.31% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $3,004 and $1,748, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $311,195,709 and $342,066,280, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related party

As of August 31, 2006, 45.7% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2006, less than 0.01% of the Fund's shares were held by one related party comprised of a certain GMO employee account, and 5.7% of the Fund's shares were held by accounts for which the Manager has investment discretion.

24

GMO U.S. Growth Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund and Predecessor Fund shares were as follows (See Note 1):

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	286,780	$4,943,662	2,712,137	$49,338,593
Shares issued to shareholders in reinvestment of distributions	399,468	6,671,230	1,160,254	20,977,507
Shares repurchased	(3,238,089)	(54,942,431)	(3,792,164)	(68,380,886)
Redemption in-kind	—	—	(824,369)	(14,920,741)
Net increase (decrease)	(2,551,841)	$(43,327,539)	(744,142)	$(12,985,527)
	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class M:	Shares	Amount	Shares	Amount
Shares sold	2,268,076	$39,030,389	4,531,049	$81,556,256
Shares issued to shareholders in reinvestment of distributions	320,548	5,309,900	828,043	14,926,145
Shares repurchased	(2,081,175)	(35,519,163)	(6,152,442)	(110,299,943)
Redemption in-kind	—	—	(10,066)	(181,381)
Net increase (decrease)	507,449	$8,821,126	(803,416)	$(13,998,923)

25

GMO U.S. Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO U.S. Growth Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

Noting that the Fund is the successor to GMO Growth Fund (the "Predecessor Fund"), a former series of the Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund, the Trustees considered investment performance and fee and expense information of the Predecessor Fund for periods ending on or before September 16, 2005. In particular, the Trustees noted that the Fund's advisory fee was 0.02% lower than the Predecessor Fund's advisory fee.

In addition, the Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the

26

GMO U.S. Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax

27

GMO U.S. Growth Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

28

GMO U.S. Growth Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.46%	$1,000.00	$948.30	$2.26
2) Hypothetical	0.46%	$1,000.00	$1,022.89	$2.35
Class M
1) Actual	0.76%	$1,000.00	$946.70	$3.73
2) Hypothetical	0.76%	$1,000.00	$1,021.37	$3.87

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

29

GMO U.S. Value Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO U.S. Value Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.5%
Short-Term Investments	7.3
Rights and Warrants	0.0
Futures	0.0
Other	(3.8)
100.0%
Industry Sector Summary	% of Equity Investments*
Financial Services	26.8%
Health Care	20.4
Consumer Discretionary	14.0
Utilities	10.2
Consumer Staples	7.2
Integrated Oils	7.2
Technology	3.8
Other	3.7
Producer Durables	2.9
Auto & Transportation	1.6
Other Energy	1.4
Materials & Processing	0.8
100.0%

*  The table excludes short-term investments.

1

GMO U.S. Value Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.5%
	Auto & Transportation — 1.5%
2,300	FedEx Corp.	232,369
8,500	Harley-Davidson, Inc. (a)	497,335
		729,704
	Consumer Discretionary — 13.5%
3,900	Applebee's International, Inc.	80,925
8,100	Bed Bath & Beyond, Inc. *	273,213
5,800	Best Buy Co., Inc.	272,600
28,800	Cendant Corp. *	55,584
5,500	Dollar General Corp.	70,730
39,600	Home Depot, Inc.	1,357,884
8,700	Jones Apparel Group, Inc.	272,310
4,200	Kimberly-Clark Corp.	266,700
11,800	Liz Claiborne, Inc.	440,966
46,400	Lowe's Cos., Inc.	1,255,584
2,200	Omnicom Group	192,324
6,600	Starbucks Corp. *	204,666
30,600	Wal-Mart Stores, Inc.	1,368,432
1,300	Weight Watchers International, Inc.	55,198
5,760	Wyndham Worldwide Corp. *	168,538
		6,335,654
	Consumer Staples — 7.0%
11,600	Altria Group, Inc.	968,948
7,400	Dean Foods Co. *	293,188
24,400	Kroger Co.	580,964
12,700	Safeway, Inc.	392,811
17,200	Sara Lee Corp.	286,036
8,500	Supervalu, Inc.	242,760
10,200	Walgreen Co.	504,492
		3,269,199

See accompanying notes to the financial statements.

2

GMO U.S. Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Financial Services — 25.9%
12,600	Aflac, Inc.	567,882
7,300	Allstate Corp. (The)	422,962
6,200	AMBAC Financial Group, Inc.	536,858
16,800	American International Group, Inc.	1,072,176
18,931	Bank of America Corp.	974,378
4,100	Chubb Corp.	205,656
46,800	Citigroup, Inc.	2,309,580
10,200	CNA Financial Corp. *	353,634
5,800	Comerica, Inc.	332,050
16,900	Fannie Mae	889,785
15,300	First Data Corp.	657,441
1,400	Hartford Financial Services Group, Inc.	120,204
1,300	IndyMac Bancorp, Inc.	50,830
2,700	Marsh & McLennan Cos., Inc.	70,632
4,100	Morgan Stanley	269,739
23,400	National City Corp.	809,172
2,200	New York Community Bancorp, Inc.	36,102
25,375	Old Republic International Corp.	530,337
12,800	Progressive Corp. (The)	314,752
6,800	Protective Life Corp.	313,004
6,100	Radian Group, Inc.	365,268
3,800	TD Banknorth, Inc.	112,480
5,400	US Bancorp	173,178
15,985	Washington Mutual, Inc.	669,612
		12,157,712
	Health Care — 19.7%
11,400	AmerisourceBergen Corp.	503,424
15,400	Bristol-Myers Squibb Co.	334,950
11,500	Cardinal Health, Inc.	775,330
2,000	Express Scripts, Inc. *	168,160
10,900	Forest Laboratories, Inc. *	544,782
5,600	Health Net, Inc. *	234,136
11,300	Johnson & Johnson	730,658

See accompanying notes to the financial statements.

3

GMO U.S. Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Health Care — continued
2,000	McKesson Corp.	101,600
43,500	Merck & Co., Inc.	1,763,925
88,600	Pfizer, Inc.	2,441,816
7,400	Pharmaceutical Product Development, Inc.	282,088
26,400	UnitedHealth Group, Inc.	1,371,480
		9,252,349
	Integrated Oils — 6.9%
6,200	Chevron Corp.	399,280
11,100	ConocoPhillips	704,073
22,500	Exxon Mobil Corp.	1,522,575
12,200	Occidental Petroleum Corp.	622,078
		3,248,006
	Materials & Processing — 0.8%
3,600	Ashland, Inc.	227,304
7,200	Realogy Corp. * (a)	154,080
		381,384
	Other — 3.6%
38,700	General Electric Co.	1,318,122
5,100	Johnson Controls, Inc.	366,843
		1,684,965
	Other Energy — 1.4%
13,600	Anadarko Petroleum Corp.	637,976
	Producer Durables — 2.8%
4,800	Centex Corp.	244,560
3,400	Danaher Corp.	225,386
6,600	KB Home	282,216
7,600	Lexmark International, Inc. * (a)	426,132
5,000	Pulte Homes, Inc.	148,350
		1,326,644

See accompanying notes to the financial statements.

4

GMO U.S. Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	Technology — 3.6%
42,500	Dell, Inc. * (a)	958,375
15,200	Ingram Micro, Inc.-Class A *	273,600
18,000	Microsoft Corp.	462,420
		1,694,395
	Utilities — 9.8%
2,000	American Electric Power Co., Inc.	72,960
55,800	AT&T, Inc.	1,737,054
15,400	BellSouth Corp.	627,088
1,400	Sempra Energy	69,608
59,900	Verizon Communications, Inc.	2,107,282
		4,613,992
	TOTAL COMMON STOCKS (COST $43,737,869)	45,331,980
	RIGHTS AND WARRANTS — 0.0%
	Technology — 0.0%
1,219	Raytheon Co. Warrants, Expires 06/16/11	17,005
	TOTAL RIGHTS AND WARRANTS (COST $0)	17,005
	SHORT-TERM INVESTMENTS — 7.3%
1,582,860	Citigroup Global Markets Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $1,583,016 and an effective yield of 3.55%, collateralized by a U.S. Treasury Bond with a rate of 12.00%, maturity date of 08/15/13, and a market value, including accrued interest, of $1,614,517.	1,582,860
347,741	Credit Suisse First Boston Corp. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $347,793 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $366,620. (b)	347,741

See accompanying notes to the financial statements.

5

GMO U.S. Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — continued
542,476	Goldman Sachs Group Inc. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $542,557 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $559,386. (b)	542,476
69,548	Lehman Brothers Inc. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $69,558 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $81,542. (b)	69,548
542,476	Merrill Lynch & Co. Tri Party Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $542,556 and an effective yield of 5.30%, collateralized by various U.S. government obligations with an aggregate market value of $558,514. (b)	542,476
336,559	Morgan Stanley & Co. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $336,609 and an effective yield of 5.36%, collateralized by various corporate debt obligations with an aggregate market value of $358,426. (b)	336,559
	TOTAL SHORT-TERM INVESTMENTS (COST $3,421,660)	3,421,660
	TOTAL INVESTMENTS — 103.8% (Cost $47,159,529)	48,770,645
	Other Assets and Liabilities (net) — (3.8%)	(1,799,867)
	TOTAL NET ASSETS — 100.0%	$46,970,778

See accompanying notes to the financial statements.

6

GMO U.S. Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

A summary of outstanding financial instruments at August 31, 2006 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
2	S&P 500	September 2006	$652,800	$10,486

As of August 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  All or a portion of this security represents investment of security lending collateral (Note 2).

See accompanying notes to the financial statements.

7

GMO U.S. Value Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments, at value, including securities on loan of $1,749,223 (cost $47,159,529) (Note 2)	$48,770,645
Dividends and interest receivable	95,650
Receivable for collateral on open futures contracts (Note 2)	31,500
Receivable for variation margin on open futures contracts (Note 2)	250
Receivable for expenses reimbursed by Manager (Note 3)	10,850
Total assets	48,908,895
Liabilities:
Collateral on securities loaned, at value (Note 2)	1,838,800
Payable for Fund shares repurchased	12,818
Payable to affiliate for (Note 3):
Management fee	17,332
Shareholder service fee	3,605
Administration fee – Class M	3,072
Trustees and Chief Compliance Officer fees	108
Payable for 12b-1 fee – Class M	7,629
Accrued expenses	54,753
Total liabilities	1,938,117
Net assets	$46,970,778
Net assets consist of:
Paid-in capital	$57,739,814
Accumulated undistributed net investment income	153,219
Accumulated net realized loss	(12,543,857)
Net unrealized appreciation	1,621,602
$46,970,778
Net assets attributable to:
Class III shares	$28,686,220
Class M shares	$18,284,558
Shares outstanding:
Class III	2,812,445
Class M	1,798,795
Net asset value per share:
Class III	$10.20
Class M	$10.16

See accompanying notes to the financial statements.

8

GMO U.S. Value Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends	$522,115
Interest (including securities lending income of $1,503)	29,696
Total investment income	551,811
Expenses:
Management fee (Note 3)	107,393
Shareholder service fee – Class III (Note 3)	22,542
12b-1 fee – Class M (Note 3)	23,449
Administration fee – Class M (Note 3)	18,759
Custodian, fund accounting agent and transfer agent fees	18,952
Audit and tax fees	24,858
Legal fees	460
Trustees fees and related expenses (Note 3)	428
Registration fees	16,928
Miscellaneous	553
Total expenses	234,322
Fees and expenses reimbursed by Manager (Note 3)	(61,641)
Net expenses	172,681
Net investment income (loss)	379,130
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	1,342,718
Closed futures contracts	(29,858)
Net realized gain (loss)	1,312,860
Change in net unrealized appreciation (depreciation) on:
Investments	(1,413,505)
Open futures contracts	921
Net unrealized gain (loss)	(1,412,584)
Net realized and unrealized gain (loss)	(99,724)
Net increase (decrease) in net assets resulting from operations	$279,406

See accompanying notes to the financial statements.

9

GMO U.S. Value Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$379,130	$599,924
Net realized gain (loss)	1,312,860	3,426,360
Change in net unrealized appreciation (depreciation)	(1,412,584)	(1,435,286)
Net increase (decrease) in net assets from operations	279,406	2,590,998
Distributions to shareholders from:
Net investment income
Class III	(158,717)	(384,323)
Class M	(67,194)	(265,107)
Total distributions from net investment income	(225,911)	(649,430)
Net realized gains
Class III	(233,582)	—
Class M	(139,829)	—
Total distributions from net realized gains	(373,411)	—
	(599,322)	—
Net share transactions (Note 7):
Class III	(2,060,617)	(11,641,367)
Class M	(857,887)	1,823,899
Increase (decrease) in net assets resulting from net share transactions	(2,918,504)	(9,817,468)
Total increase (decrease) in net assets	(3,238,420)	(7,875,900)
Net assets:
Beginning of period	50,209,198	58,085,098
End of period (including accumulated undistributed net investment income of $153,219 and $0, respectively)	$46,970,778	$50,209,198

See accompanying notes to the financial statements.

10

GMO U.S. Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$10.25		$9.89	$9.28	$6.73	$8.82	$9.57
Income (loss) from investment operations:
Net investment income (loss)	0.08	†	0.14 †	0.16 †	0.13	0.14	0.18
Net realized and unrealized gain (loss)	0.00	(b)	0.38	0.62	2.59	(2.10)	(0.51)
Total from investment operations	0.08		0.52	0.78	2.72	(1.96)	(0.33)
Less distributions to shareholders:
From net investment income	(0.05)		(0.16)	(0.17)	(0.17)	(0.13)	(0.17)
From net realized gains	(0.08)		—	—	—	—	(0.25)
Total distributions	(0.13)		(0.16)	(0.17)	(0.17)	(0.13)	(0.42)
Net asset value, end of period	$10.20		$10.25	$9.89	$9.28	$6.73	$8.82
Total Return(a)	0.83	%**	5.36%	8.46%	40.69%	(22.29)%	(3.64)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$28,686		$30,961	$41,306	$46,904	$163,463	$232,289
Net expenses to average daily net assets	0.59	%*	0.61%	0.61%	0.61%	0.61%	0.61%
Net investment income to average daily net assets	1.67	%*	1.43%	1.71%	1.74%	1.79%	1.89%
Portfolio turnover rate	39	%**	103%	110%	127%	100%	95%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.25	%*	0.31%	0.18%	0.20%	0.07%	0.06%

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

(b)  The net realized and unrealized gain (loss) was less than $0.01 per share.

†  Claculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

11

GMO U.S. Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003	2002(a)
Net asset value, beginning of period	$10.21		$9.87	$9.26	$6.72	$8.82	$9.06
Income (loss) from investment operations:
Net investment income (loss)	0.07	†	0.10 †	0.13 †	0.11	0.12	0.01
Net realized and unrealized gain (loss)	0.00	(d)	0.38	0.62	2.57	(2.10)	(0.25)
Total from investment operations	0.07		0.48	0.75	2.68	(1.98)	(0.24)
Less distributions to shareholders:
From net investment income	(0.04)		(0.14)	(0.14)	(0.14)	(0.12)	—
From net realized gains	(0.08)		—	—	—	—	—
Total distributions	(0.12)		(0.14)	(0.14)	(0.14)	(0.12)	—
Net asset value, end of period	$10.16		$10.21	$9.87	$9.26	$6.72	$8.82
Total Return(b)	0.67	%**	4.95%	8.21%	40.23%	(22.56)%	(2.65	)%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$18,285		$19,248	$16,779	$10,916	$6,444	$486
Net expenses to average daily net assets	0.89	%*	0.90%	0.91%	0.91%	0.92%	0.91	%*
Net investment income to average daily net assets	1.37	%*	1.04%	1.42%	1.42%	1.46%	1.52	%*
Portfolio turnover rate	39	%**	103%	110%	127%	100%	95	%(c)
Fees and expenses reimbursed by the Manager to average daily net assets:	0.25	%*	0.31%	0.18%	0.20%	0.07%	0.06	%*

(a)  Period from January 10, 2002 (commencement of operations) through February 28, 2002.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

(c)  Calculation represents the portfolio turnover rate of the Fund for the year ended February 28, 2002.

(d)  The net realized and unrealized gain (loss) was less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

12

GMO U.S. Value Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO U.S. Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund commenced operations following an in-kind purchase of shares by GMO Value Fund ("Predecessor Fund") effected as of the close of business on September 16, 2005. For tax purposes, this transaction met all requirements for a tax-free transaction under the Internal Revenue Code, and consequently the Fund retained the Predecessor Fund's basis and holding period in each asset contributed in-kind. For accounting purposes, the Fund also recorded a cost for each in-kind asset contributed by the Predecessor Fund equal to such asset's historical cost. For tax and accounting purposes, the Fund is treated as a continuation of the Predecessor Fund's operations. Therefore, the Financial Statements reflect the performance and operational history of the Predecessor Fund prior to September 16, 2005.

The Fund seeks long-term capital growth. The Fund seeks to achieve its objective by outperforming the Russell 1000 Value Index. The Fund typically makes equity investments in companies that issue stocks included in the Russell 1000 Index, and companies with similar size characteristics. The Fund typically holds fewer than 100 stocks.

Throughout the six months ended August 31, 2006, the Fund had two classes of shares outstanding: Class III and Class M. Class M shares bear an administration fee and a 12b-1 fee, while Class III shares bear a shareholder service fee (See Note 3). The principal economic difference between the classes of shares is the type and level of fees.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported

13

GMO U.S. Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be

14

GMO U.S. Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2006, the Fund had loaned securities

15

GMO U.S. Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

having a market value of $1,749,223 collateralized by cash in the amount of $1,838,800 which was invested in short-term investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, quarterly, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2006, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code of $9,707,565 and $3,753,821 expiring in 2011 and 2012, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$47,559,408	$2,861,813	$(1,650,576)	$1,211,237

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At

16

GMO U.S. Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.44% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of 0.20% of the average daily Class M net assets for support services provided to Class M shareholders.

Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or the provision of certain other services incidental thereto. The Trustees currently limit payments on Class M shares to 0.25% of the Fund's average daily net asset value

17

GMO U.S. Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

attributable to its Class M shares. This fee may be spent on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees (Class III only), 12b-1 and administration fees (Class M only), fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes) exceed 0.44% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period six months ended August 31, 2006 was $244 and $184, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $18,354,462 and $21,219,407, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2006, 86.1% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2006, less than 0.1% of the Fund's shares were held by two related parties comprised of certain GMO employee accounts, and 6.7% of the Fund's shares were held by accounts for which the Manager has investment discretion.

18

GMO U.S. Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund and Predecessor Fund shares were as follows (See Note 1):

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	3,101	$32,221	2,313,185	$22,759,724
Shares issued to shareholders in reinvestment of distributions	7,006	69,433	15,036	149,075
Shares repurchased	(219,398)	(2,162,271)	(3,318,698)	(32,905,506)
Redemption in-kind	—	—	(162,809)	(1,644,660)
Net increase (decrease)	(209,291)	$(2,060,617)	(1,153,286)	$(11,641,367)
	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class M:	Shares	Amount	Shares	Amount
Shares sold	149,430	$1,492,730	433,456	$4,287,346
Shares issued to shareholders in reinvestment of distributions	20,975	207,023	26,686	265,107
Shares repurchased	(256,863)	(2,557,640)	(275,166)	(2,728,554)
Net increase (decrease)	(86,458)	$(857,887)	184,976	$1,823,899

19

GMO U.S. Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO U.S. Value Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

Noting that the Fund is the successor to GMO Value Fund (the "Predecessor Fund"), a former series of the Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund, the Trustees considered investment performance and fee and expense information of the Predecessor Fund for periods ending on or before September 16, 2005. In particular, the Trustees noted that the Fund's advisory fee was 0.02% lower than the Predecessor Fund's advisory fee.

In addition, the Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the

20

GMO U.S. Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax

21

GMO U.S. Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

22

GMO U.S. Value Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.59%	$1,000.00	$1,008.30	$2.99
2) Hypothetical	0.59%	$1,000.00	$1,022.23	$3.01
Class M
1) Actual	0.89%	$1,000.00	$1,006.70	$4.50
2) Hypothetical	0.89%	$1,000.00	$1,020.72	$4.53

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

23

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO Special Purpose Holding Fund

(A Series of GMO Trust)
Consolidated Investments Concentration Summary (a)
August 31, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	95.5%
Other	4.5
100.0%

(a)  GMO SPV I, LLC is a 75.0% owned subsidiary of GMO Special Purpose Holding Fund.

1

GMO Special Purpose Holding Fund

(A Series of GMO Trust)
Consolidated Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Description	Value ($)
DEBT OBLIGATIONS — 95.5% (a)
Asset-Backed Securities — 95.5%
Health Care Receivables — 95.5%
Interest related to the Bankruptcy Estate of NPF VI Inc. Series 02-1 Class A (b)(c)	544,500
Interest related to the Bankruptcy Estate of NPF XII Inc. Series 00-3 Class A (b)(c)	572,000
Interest related to the Bankruptcy Estate of NPF XII Inc. Series 02-1 Class A (b)(c)	1,456,000
2,572,500
Total Asset-Backed Securities	2,572,500
TOTAL DEBT OBLIGATIONS (COST $0)	2,572,500
TOTAL INVESTMENTS — 95.5% (Cost $0)	2,572,500

Other Assets and Liabilities (net) — 4.5%	120,395
TOTAL NET ASSETS — 100.0%	$2,692,895

Notes to Schedule of Investments:

(a)  Owned by GMO SPV I, LLC. GMO SPV I, LLC is a 75.0% subsidiary of GMO Special Purpose Holding Fund.

(b)  Security in default.

(c)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

See accompanying notes to the financial statements.

2

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

	GMO Special Purpose Holding Fund	GMO SPV I, LLC	Minortiy Interest	Eliminations	Consolidated Totals
Assets:
Investments in unaffiliated issuers, at value (cost $0) (Note 2)	$—	$2,572,500	$—	$—	$2,572,500
Investments in affiliated issuers, at value (cost $0) (Note 2)	2,294,001	—	—	(2,294,001)	—
Cash	464,937	596,393	—	—	1,061,330
Interest receivable	1,417	1,825	—	—	3,242
Receivable for expenses reimbursed by Manager (Note 3)	5,704	2,788	—	—	8,492
Total assets	2,766,059	3,173,506	—	(2,294,001)	3,645,564
Liabilities:
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer fees	246	—	—	—	246
Accrued expenses	72,918	114,005	—	—	186,923
Minority interest	—	—	765,500	—	765,500
Total liabilities	73,164	114,005	765,500	—	952,669
Net assets	$2,692,895	$3,059,501	$(765,500)	$(2,294,001)	$2,692,895
Shareholders capital
Net capital(1)	$398,894	$487,001	$(121,850)	$(365,151)	$398,894
Net unrealized appreciation (depreciation)	2,294,001	2,572,500	(643,650)	(1,928,850)	2,294,001
	$2,692,895	$3,059,501	$(765,500)	$(2,294,001)	$2,692,895
Shares outstanding	554,071				554,071
Net asset value per share	$4.86				$4.86

(1)  Net capital includes cumulative net investment gains/(losses) and net realized gains/(losses).

See accompanying notes to the financial statements.

3

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

	GMO Special Purpose Holding Fund	GMO SPV I, LLC	Minority Interest	Eliminations	Consolidated Totals
Investment Income:
Interest	$10,683	$26,394	$—	$—	$37,077
Total income	10,683	26,394	—	—	37,077
Expenses:
Custodian and transfer agent fees	460	13,892	—	—	14,352
Audit and tax fees	27,048	4,232	—	—	31,280
Legal fees	1,748	34,258	—	—	36,006
Trustees fees and related expenses (Note 3)	1,504	—	—	—	1,504
Miscellaneous	1,012	200	—	—	1,212
Total expenses	31,772	52,582	—	—	84,354
Fees and expenses reimbursed by Manager (Note 3)	(30,268)	(29,122)	—	—	(59,390)
Net expenses	1,504	23,460	—	—	24,964
Net income (loss)	9,179	2,934	—	—	12,113
Minority Interest	—	—	(734)	—	(734)
Net investment income (loss) after minority interest	9,179	2,934	(734)	—	11,379
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	—	28,869,763	—		28,869,763
Investments in affiliated issuers	—	—	—	—	—
Realized gains distributions from affiliated issuers	22,468,789	—	—	(22,468,789)	—
Net realized gain (loss)	22,468,789	28,869,763	—	(22,468,789)	28,869,763
Change in net unrealized appreciation (depreciation) on:
Investments	(1,868,819)	(1,381,500)	—	1,868,819	(1,381,500)
Net unrealized gain (loss)	(1,868,819)	(1,381,500)	—	1,868,819	(1,381,500)
Net realized and unrealized gain (loss)	20,599,970	27,488,263	—	(20,599,970)	27,488,263
Minority interest in realized and unrealized gain (loss)	—	—	(6,890,493)	—	(6,890,493)
Net increase (decrease) in net assets resulting from operations	$20,609,149	$27,491,197	$(6,891,227)	$(20,599,970)	$20,609,149

See accompanying notes to the financial statements.

4

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations (after minority interest):
Net investment income (loss)	$12,113	$(63,588)
Net realized gain (loss)	28,869,763	6,496,465
Change in net unrealized appreciation (depreciation)	(1,381,500)	87,940
Minority Interest	(6,891,227)	(1,822,255)
Net increase (decrease) in net assets from operations	20,609,149	4,698,562
Distributions to shareholders from:
Cash distributions	(22,468,789)	(8,740,567)
	(22,468,789)	(8,740,567)
Fund share transactions: (Note 7)
Proceeds from sale of shares	35,150	—
Cost of shares repurchased	(35,150)	—
Net increase (decrease) in Fund share transactions	—	—
Total increase (decrease) in net assets	(1,859,640)	(4,042,005)
Net assets:
Beginning of period	4,552,535	8,594,540
End of period	$2,692,895	$4,552,535

See accompanying notes to the financial statements.

5

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended	Year Ended	Period from December 1, 2003 through
	(Unaudited)		February 28, 2006	February 28, 2005	February 29, 2004(a)
Net asset value, beginning of period	$8.22		$15.51	$24.11	$23.89
Income from investment operations:
Net investment income (loss)†	0.02		(0.08)	0.41	0.13
Net realized and unrealized gain (loss)	37.17		8.57	9.08	0.09
Total from investment operations	37.19		8.49	9.49	0.22
Less distributions to shareholders:
From net investment income	—		—	(0.74)	—
From net realized gains	—		—	—	—
From cash distributions	(40.55)		(15.78)	(17.29)	—
From return of capital	—		—	(0.06)	—
Total distributions	(40.55)		(15.78)	(18.09)	—
Net asset value, end of period	$4.86		$8.22	$15.51	$24.11
Total Return(c)	880.87	%**	124.75%	36.35%	0.92	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,693		$4,553	$8,595	$225,727
Net operating expenses to average daily net assets	0.94	%*	1.26%	(0.01)%	0.08	%*
Interest expense to average daily net assets	—		—	—	0.04	%(e)*
Total net expenses to average daily net assets	0.94	%*	1.26%	(0.01)%	0.12	%*
Net investment income to average daily net assets	0.56	%*	(0.65)%	1.83%	0.49	%*
Portfolio turnover rate	0	%**	0%	0%	4	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	2.56	%*	1.39%	0.67%	0.11	%*

	Year Ended		Period from March 1, 2002 through		Year Ended February 28,
	November 30, 2003		November 30, 2002(b)		2002		2001
Net asset value, beginning of period	$23.77		$25.66		$26.14		$25.29
Income from investment operations:
Net investment income (loss)†	0.75		0.73		1.29		1.83
Net realized and unrealized gain (loss)	(0.63)		(2.39)		(0.33)		0.07
Total from investment operations	0.12		(1.66)		0.96		1.90
Less distributions to shareholders:
From net investment income	—		(0.15)		(1.44)		(1.05)
From net realized gains	—		(0.08)		—		—
From cash distributions	—		—		—		—
From return of capital	—		—		—		—
Total distributions	—		(0.23)		(1.44)		(1.05)
Net asset value, end of period	$23.89		$23.77		$25.66		$26.14
Total Return(c)	0.50%		(6.53	)%**	3.69%		7.61%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$224,113		$281,715		$1,440,711		$1,520,173
Net operating expenses to average daily net assets	0.13%		0.01	%*	—	(d)	—	(d)
Interest expense to average daily net assets	—	(e)(f)	0.03	%(e)	0.05	%(e)	0.20	%(e)
Total net expenses to average daily net assets	0.13%		0.04	%*	0.05%		0.20%
Net investment income to average daily net assets	3.11%		3.76	%*	4.91%		7.05%
Portfolio turnover rate	80%		39	%**	29%		39%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.10%		0.02	%*	0.02%		0.02%

(a)  The Fund changed its fiscal year end from November 30 to February 28.

(b)  The Fund changed its fiscal year end from February 28 to November 30.

(c)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

(d)  Net operating expenses as a percentage of average daily net assets was less than 0.01%.

(e)  Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses.
Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(f)  Interest expense as a percentage of average daily net assets was less than 0.01%.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

6

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Financial Highlights — (Continued)
(For a share outstanding throughout each period)

See accompanying notes to the financial statements.

7

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Special Purpose Holding Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide Funds into classes.

The Fund seeks total return. The Fund's investments consist primarily of: (i) units of GMO SPV I, LLC, a special purpose vehicle that holds an interest in liquidating trusts related to certain defaulted asset-backed securities (the "NPF Securities") issued by NPF VI, Inc. and NPF XII, Inc., (ii) claims against various parties arising out of the Fund's purchase of the NPF securities, and (iii) cash and cash items.

Shares of the Fund are not publicly offered and are principally available only to other GMO Funds of the Trust and certain accredited investors. Presently the Fund is closed to new investment.

On November 26, 2002, approximately 78% of the Fund's assets were transferred to a new fund, the GMO Short-Duration Collateral Fund ("SDCF"). The Fund retained certain defaulted bonds sponsored by National Century Financial Enterprises (the "NPF Securities") (through its investment in GMO SPV I, LLC ("SPV")) and generally retained other lower quality issues.

On January 23, 2004, the trustees of the Trust approved a transaction pursuant to which the Fund contributed its net assets, other than its interest in SPV, its claims resulting from its holdings of the NPF Securities, and a fixed amount of cash, such contribution representing $214,143,316 or 94.14% of the Fund's assets, to SDCF in exchange for SDCF shares. The transaction, which was structured as a tax-free reorganization, was consummated after the close of business on March 31, 2004 and the shares received by the Fund were then distributed to the shareholders. After distribution of the SDCF shares, the Fund changed its name to GMO Special Purpose Holding Fund and elected partnership status for Federal income tax purposes.

In April 2004, a plan of liquidation ("the Plan") was approved by the bankruptcy court with respect to National Century Financial Enterprises and the NPF Securities. Pursuant to the Plan, the Fund received a cash distribution, less expenses associated with the transaction and an interest in additional amounts recovered by the bankruptcy estate. The Fund, together with other creditors, are continuing to pursue various claims resulting from its holdings of the NPF Securities. The ultimate amount of losses and costs associated with the NPF Securities that may be recovered by the Fund (through its investment in SPV) is not known at this time.

8

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

GMO Special Purpose Holding Fund ("SPHF") has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF. In April of 2006, SPHF entered into a settlement agreement with one defendant in the lawsuit and the Fund received $19,236,857 in conjunction with the settlement. The outcome of lawsuits against the remaining defendants is not predictable and any potential recoveries are not reflected in the net asset value of the Fund. To the extent additional recoveries are realized, such recoveries may be material to the net asset value of the Fund.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements include the accounts of the GMO Special Purpose Holding Fund and its majority-owned investment in SPV. The consolidated financial statements include 100% of the assets and liabilities of SPV and the ownership interests of minority participants are recorded as "Minority Interest". All significant fund accounts and transactions have been eliminated in consolidation.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and, at its discretion, may override a price supplied by a source (by taking a price supplied by another source).

9

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. There were no repurchase agreements outstanding at the end of the period.

Taxes

Effective April 1, 2004, the Fund elected to be taxed as a partnership for federal income tax purposes and, accordingly, the Fund is no longer a "regulated investment company" for federal income tax purposes. As a partnership the Fund will not be subject to federal and state income tax. Instead, each shareholder is responsible for the tax liability or benefit related to his/her allocable share of taxable income or loss. Accordingly, no provision (benefit) for federal and state income taxes is reflected in the accompanying financial statements.

The Fund qualified as a regulated investment company until March 31, 2004, under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Through March 31, 2004, the Fund's policy was to declare and pay distributions from its net investment income semiannually, and from net realized short-term and long-term capital gains at least annually. All distributions were paid in shares of the Fund, at net asset value, unless the shareholder elected to receive cash distributions. Distributions to shareholders were recorded by the Fund on the ex-dividend date. Income dividends and capital gain distributions were determined in accordance with U.S. federal income tax regulations which may have differed from U.S. GAAP. Distributions in excess of tax basis earnings and profits, if any, were reported in the Fund's financial statements as a return of capital. For the Fund's tax year ended March 31, 2004, the Fund had a return of capital distribution of $596,105.

Certain tax-related characteristics of the Fund as of March 31, 2004 became attributable to SDCF, effective April 1, 2004. Included in such tax characteristics was the Fund's capital loss carryover of $31,628,512. See Note 1 for additional information to the Fund's March 31, 2004 tax free reorganization with SDCF.

10

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

As of August 31, 2006, the approximate cost for U.S Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$0	$2,572,500	$—	$2,572,500

SPV is also treated as a partnership for federal income tax purposes and subject to the same rules as the Fund with respect to federal income taxation of partnerships.

Distributions

The Fund will distribute proceeds and other cash receipts received from its underlying investments. Distributions made by the Fund, other than a distribution in partial or complete redemption of a shareholder's interest in the Fund, are reported in the Fund's financial statements as cash distributions.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

11

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

3.  Fees and other transactions with affiliates

GMO does not charge the Fund any management or service fees for its services. In addition, the Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 (excluding expenses indirectly incurred by investment in underlying Funds, fees and expenses of the independent trustees of the Trust, fees and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes). The costs incurred in connection with the Fund's pursuit of legal claims arising from the Fund's investment in the NPF securities are being treated as extraordinary expenses.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $1,504 and $0, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

There were no purchases or sales of securities, excluding short-term investments, for the six months ended August 31, 2006.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

12

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

6.  Principal shareholders

At August 31, 2006, 61.7% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. One of the shareholders is another fund of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2006, all of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Shares sold	7,543	—
Shares repurchased	(7,543)	—
Net decrease	—	—
Fund shares:
Beginning of period	554,071	554,071
End of period	554,071	554,071

13

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO Special Purpose Holding Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance, including its performance relative to its performance benchmark. The Trustees reviewed the Fund's performance over various periods, including one- and five-year periods and for the life of the Fund. The Trustees noted that, because of the limited nature of the Fund's investment program, no comparable accounts managed by the Manager or other funds managed by other managers existed to which the Fund could be compared for purposes of evaluating the Fund's performance. In addition, the Trustees reviewed factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement. The Trustees also considered the so-called "fallout benefits" to the Manager, such as the reputational value derived from serving as investment

14

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees did not consider possible economies of scale to the Manager because the Manager does not receive an advisory fee from the Fund.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

15

GMO Special Purpose Holding Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
1) Actual	0.94%	$1,000.00	$9,808.70	$25.61
2) Hypothetical	0.94%	$1,000.00	$1,020.47	$4.79

*  Expenses are calculated using the annualized net expense ratio for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

16

GMO International Small Companies Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO International Small Companies Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	94.5%
Short-Term Investments	17.6
Preferred Stocks	2.3
Rights and Warrants	0.0
Futures	0.1
Forward Currency Contracts	(0.1)
Other	(14.4)
100.0%
Country Summary	% of Equity Investments
Japan	21.7%
United Kingdom	21.2
Germany	9.2
Netherlands	5.0
Canada	4.9
France	4.2
Sweden	4.1
Italy	3.8
Switzerland	3.6
Australia	3.5
South Korea	1.9
Singapore	1.9
Taiwan	1.8
Ireland	1.7
Finland	1.6
Austria	1.4
Belgium	1.3
Brazil	1.0
South Africa	0.9
Spain	0.9
Hong Kong	0.8
China	0.7
Mexico	0.6
Russia	0.5
Greece	0.4
Denmark	0.4
Poland	0.2
Norway	0.2
Portugal	0.1
Thailand	0.1
Israel	0.1
Turkey	0.1
Lichtenstein	0.1
Philippines	0.1
Malaysia	0.0
Indonesia	0.0
100.0%

1

GMO International Small Companies Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2006 (Unaudited)

Industry Sector Summary	% of Equity Investments
Industrials	21.5%
Consumer Discretionary	19.8
Financials	18.2
Materials	14.5
Information Technology	7.1
Consumer Staples	6.0
Energy	5.0
Health Care	4.1
Telecommunication Services	1.9
Utilities	1.9
100.0%

2

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.5%
	Australia — 3.4%
129,720	Allco Finance Group Ltd (a)	1,126,307
61,009	Bendigo Bank Ltd	644,891
344,582	BlueScope Steel Ltd	1,783,344
390,066	Boral Ltd	2,020,558
1,285,421	Commonwealth Property Office Fund	1,392,437
939,440	CSR Ltd	2,254,643
2,895,911	DB RREEF Trust	3,457,385
193,932	Downer Edi Ltd	833,173
1,836,163	Investa Property Group	3,319,444
208,131	Kagara Zinc Ltd *	824,097
906,845	Mirvac Group Ltd	3,162,359
1,353,921	Oxiana Ltd	2,930,489
196,323	Worleyparsons Ltd	2,702,264
325,207	Zinifex Ltd	2,935,698
		29,387,089
	Austria — 1.4%
76,675	Austrian Airlines * (a)	638,116
18,160	Boehler Uddeholm (Bearer)	977,119
35,820	Flughafen Wien AG	2,903,809
111,549	Immofinanz Immobilien Anlagen AG *	1,292,673
9,616	Mayr-Melnhof Karton AG (Bearer)	1,687,883
63,248	RHI AG * (a)	2,172,703
57,860	Voestalpine AG	2,192,227
		11,864,530
	Belgium — 1.3%
25,508	CMB Cie Maritime Belge	864,894
4,721	Cofinimmo SA	824,813
28,089	Euronav SA	975,461
52,346	Option NV * (a)	1,370,615

See accompanying notes to the financial statements.

3

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Belgium — continued
50,136	Tessenderlo Chemie	1,832,435
36,623	Umicore	5,329,545
		11,197,763
	Brazil — 0.2%
2,603,916	Companhia Saneamento Basico SAO PA	285,435
14,800	Companhia Siderurgica Nacional SA	432,127
13,573,600	Electrobras (Centro)	296,289
10,800	Unibanco-Uniao de Bancos Brasileiros SA GDR	781,380
		1,795,231
	Canada — 4.7%
45,900	Agnico-Eagle Mines Ltd	1,743,311
24,100	Algoma Steel Inc *	803,479
74,400	AUR Resources Inc	1,255,370
40,700	Baytex Trust	985,372
82,300	Biovail Corp	1,341,759
8,800	Canadian Pacific Railway Ltd	432,317
26,500	Canadian Utilities Class A	958,057
39,600	Centerra Gold Inc *	392,668
86,600	Ensign Resource Service Group	1,790,292
61,100	First Quantum Minerals Ltd	3,322,274
56,700	Gammon Lake Resources *	725,871
27,900	Gildan Activewear Inc Class A *	1,401,689
12,900	Glamis Gold Ltd *	591,722
64,000	GMP Capital Trust	1,339,872
130,200	Hudbay Minerals Inc * (a)	1,768,119
9,700	ING Canada Inc	493,556
54,100	Inmet Mining Corp	2,275,988
4,700	IPSO Inc	433,048
56,900	Keyera Facilities Income Fund	1,155,194
28,900	Meridian Gold Inc *	854,737
53,000	Methanex Corp	1,263,983
64,366	Onex Corp	1,434,885

See accompanying notes to the financial statements.

4

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Canada — continued
8,800	Pan Ocean Energy Corp *	464,402
17,600	Paramount Resources Ltd *	547,761
173,171	Quebecor Inc Class B	4,386,852
126,456	Quebecor World Inc	1,409,516
10,000	Ritchie Brothers Auctioneers	490,365
73,900	Russel Metals Inc	1,855,356
47,004	Sobeys Inc	1,667,445
57,100	Total Energy Trust Ltd	852,393
64,900	Trican Well Service Ltd	1,322,896
21,600	Vermilion Trust	684,368
93,700	Yamana Gold Inc *	959,634
		41,404,551
	China — 0.6%
554,000	Aluminum Corp of China Ltd	387,916
820,000	Bank of Communications Co Ltd	515,981
618,000	China Life Insurance Co Ltd Class H	1,097,282
2,782,992	China Petroleum & Chemical Corp Class H	1,647,520
522,000	China Shenhua Energy Co Ltd Class H	922,555
22,000	China Telecom Corp Ltd ADR (a)	742,500
115,500	China Telecom Corp Ltd Class H	38,902
803,600	Denway Motors Ltd	256,034
		5,608,690
	Denmark — 0.4%
22,448	AS Dampskibsselskabet (a)	1,170,643
15,775	Topdanmark A/S *	2,259,709
		3,430,352
	Finland — 1.6%
93,502	Amer Group Class A (a)	2,077,639
34,900	Cargotec Corp Class B	1,514,905
58,176	Elcoteq Network Corp (a)	1,055,473
50,400	KCI Konecranes OYJ	1,001,190

See accompanying notes to the financial statements.

5

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Finland — continued
85,003	Kemira Oyj (a)	1,377,289
25,479	Kesko Oyj Class B	1,079,165
204,629	OKO Bank (a)	3,323,775
26,600	Outokumpu Oyj	676,804
4,739	Rautaruukki Oyj	138,523
64,700	YIT Oyj	1,405,390
		13,650,153
	France — 4.0%
86,792	Air France	2,369,213
50,190	Cap Gemini SA	2,752,600
27,776	Casino Guichard-Perrachon SA	2,384,302
3,709	Ciments Francais	577,092
8,506	Geophysique Cie Generale *	1,369,709
14,054	Iliad SA (a)	1,169,450
90,967	Michelin SA Class B	6,178,202
44,787	Nexans SA	3,722,029
155,406	Publicis Groupe	6,138,781
32,871	Remy Cointreau SA	1,731,282
694,220	SCOR SA	1,662,111
12,849	Technip SA	740,962
3,110	Vallourec SA	696,585
59,821	Zodiac SA (a)	3,635,533
		35,127,851
	Germany — 8.1%
57,508	Altana AG	3,395,324
29,514	Balda AG	301,561
52,918	Bankgesellschaft Berlin AG *	321,414
48,270	Bilfinger & Berger AG	2,651,580
16,143	Celesio AG	824,201
404,305	Depfa Bank Plc	7,546,227
114,593	Hannover Rueckversicherungs AG (Registered) * (a)	4,419,167
30,773	Heidelberger Druckmaschinen	1,232,491

See accompanying notes to the financial statements.

6

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
11,293	Hypo Real Estate Holding AG	701,108
25,947	IKB Deutsche Industriebank AG (a)	950,572
69,718	IWKA AG * (a)	1,321,942
141,392	KarstadtQuelle AG * (a)	3,143,869
52,724	Lanxess AG *	2,166,588
7,467	MAN AG	571,336
39,904	Merck KGaA	3,956,328
38,804	Mobilcom AG * (a)	820,963
42,532	Norddeutsche Affinerie AG (a)	1,005,829
5,937	Puma AG Rudolf Dassler Sport	2,067,224
33,045	Rheinmetall AG	2,215,473
32,719	Rhoen-Klinikum AG	1,337,053
123,211	Salzgitter AG	11,037,217
34,859	SGL Carbon AG *	651,222
28,196	Solarworld AG (a)	1,655,401
251,616	Suedzucker AG	6,263,703
335,528	TUI AG (a)	6,582,386
136,244	United Internet AG (Registered)	1,829,745
12,230	Wincor Nixdorf AG	1,707,781
		70,677,705
	Greece — 0.4%
65,697	Hellenic Exchanges SA	1,060,437
172,137	Hellenic Technodomiki Tev SA	1,832,742
141,580	Technical Olympic SA	565,069
		3,458,248
	Hong Kong — 0.8%
291,500	Asia Satellite Telecommunications Holdings Ltd	500,605
240,400	Dah Sing Financial Services	2,062,211
89,000	Guoco Group	1,087,131
925,000	Hang Lung Group Co Ltd	2,502,962
242,000	Orient Overseas International Ltd	977,459
		7,130,368

See accompanying notes to the financial statements.

7

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Indonesia — 0.0%
245,315	Astra International Tbk PT	299,253
	Ireland — 1.7%
91,122	C&C Group Plc	1,017,853
319,437	DCC Plc	8,022,709
1,692,479	Fyffes Plc	3,555,827
85,895	Kerry Group Plc	1,914,057
		14,510,446
	Israel — 0.1%
122,300	Bank Hapoalim B.M.	537,809
100,300	Bank Leumi Le	357,510
21,800	Check Point Software Technologies Ltd *	405,262
		1,300,581
	Italy — 3.0%
1,787,653	AEM SPA (a)	4,683,336
102,245	Azimut Holding SPA	1,138,837
18,806	Banca Italease	899,986
39,767	Banca Popolare di Lodi * (a)	502,189
52,997	Benetton Group SPA	793,093
151,925	Buzzi Unicem SPA (a)	3,411,277
181,040	Cementir SPA	1,395,347
86,211	ERG SPA	1,898,722
37,664	Esprinet SpA	642,984
13,288	Fondiaria - Sai SPA - Di RISP	426,141
102,000	Fornara & Co SPA * (b) (c)	—
213,400	Grassetto SPA * (b) (c)	2,734
100,049	IFIL SPA	609,575
497,335	Impregilo SPA *	1,838,718
66,603	Italcementi SPA - Di RISP	1,051,673
41,063	Italmobiliare SPA - RNC	3,008,554
277,957	Milano Assicurazioni SPA	2,021,677
196,258	Risanamento SPA	1,520,861
		25,845,704

See accompanying notes to the financial statements.

8

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Japan — 21.0%
132,100	Aderans Co Ltd	3,414,891
47,300	Alfresa Holdings Corp	3,179,055
82,000	Alps Electric Co Ltd	916,039
59,000	Amano Corp (a)	817,571
114,900	AOC Holdings Inc	2,180,114
23,500	Autobacs Seven Co Ltd	968,514
39,000	Avex Group Holding Inc (a)	852,962
127,000	Bosch Automotive Systems Corp (a)	648,017
112,000	Brother Industries Ltd	1,273,964
212,000	Calsonic Kansei Corp	1,254,470
128,000	Central Glass Co Ltd	711,883
68,000	Chiba Kogyo Bank Ltd *	1,139,702
70,000	CKD Corporation (a)	932,207
78,900	Coca-Cola West Japan Co Ltd	1,534,166
507,000	Cosmo Oil Co Ltd	2,222,682
310	Creed Corp (a)	1,072,662
15,400	CSK Corp	658,829
152,600	Daiei Inc * (a)	2,926,997
34,000	Daiichikosho Co Ltd	394,734
590,000	Daikyo Inc * (a)	3,018,261
192,000	Daio Paper Corp (a)	1,788,523
12,900	Disco Corp	742,806
35,000	Edion Corp	620,194
24,000	Exedy Corp	669,012
40,000	Fujikura Ltd	470,508
100,200	Futaba Industrial Co Ltd (a)	2,197,422
201,000	Godo Steel (a)	1,141,964
941	Goodwill Group (The) Inc (a)	663,355
57,100	H.I.S. Co Ltd (a)	1,486,308
9,240	Hakuhodo Dy Holdings Inc	617,210
82,000	Hankyu Department Stores Inc (a)	650,098
225,000	Hanwa Co Ltd	854,425
1,485,900	Haseko Corp * (a)	5,292,684
27,000	Hisamitsu Pharmaceutical Co Inc (a)	757,809

See accompanying notes to the financial statements.

9

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
1,685,000	Hitachi Zosen Corp * (a)	1,869,152
129,700	Hosiden Corp (a)	1,349,822
51,000	Intec Corp (a)	665,914
9,819	Invoice Inc (a)	337,675
40,100	Ito En Ltd (a)	1,332,393
625,000	Iwatani International Corp (a)	1,854,830
15,000	Izumi Co Ltd (a)	554,063
257,000	JACCS Co Ltd (a)	2,808,425
54,000	Japan Securities Finance Co	671,658
385,000	Japan Steel Works Ltd (The) (a)	2,715,026
219,000	Juki Corp	1,192,891
43,000	Kaga Electronics Co Ltd	867,838
58,000	Kanto Tsukuba Bank Ltd * (a)	454,186
68,000	Katokichi Co Ltd	583,104
328,000	Kawasaki Kisen Kaisha Ltd (a)	2,125,963
252,000	Kayaba Industry Co (a)	1,110,279
82,000	Kitz Corp	687,940
400,000	Kiyo Holdings Inc * (a)	678,462
51,000	Kohnan Shoji Co Ltd (a)	525,964
85,000	Kojima Co Ltd (a)	1,086,181
127,200	Konami Corp	3,229,740
475,000	Kurabo Industries Ltd	1,332,158
292,000	Kyokuyo Co Ltd	703,871
104,000	Kyudenko Corp (a)	564,292
27,400	Lintec Corp	671,413
365,000	Maeda Corp (a)	1,687,882
90,000	Makino Milling Machine Co Ltd	808,638
287,000	Maruha Group Inc (a)	772,708
90,000	Marusan Securities Co Ltd (a)	1,348,095
62,000	Matsuzakaya Co Ltd (a)	440,079
31,500	Mediceo Paltac Holdings Co Ltd	585,563
58,000	Mitsubishi Rayon Co Ltd	398,062
251,000	Mizuho Investors Securities (a)	605,295
36,000	Mori Seiki Co	707,173

See accompanying notes to the financial statements.

10

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
205,000	Nagase & Co	2,556,395
205,000	Nichiro Corp (a)	413,043
64,000	Nidec Sankyo Corp	855,684
54,000	Nihon Unisys Ltd	957,771
200,000	Nippon Carbon (a)	748,045
191,000	Nippon Corp	1,635,813
1,426,000	Nippon Light Metal (a)	3,651,199
69,000	Nippon Meat Packers Inc	770,360
236,000	Nippon Sheet Glass (a)	1,136,270
193,000	Nippon Soda Co Ltd *	972,492
22,000	Nippon System Development Co Ltd (a)	838,018
61,000	Nipro Corp	1,167,585
55,000	Nishimatsuya Chain Co Ltd	1,055,465
101,000	Nissan Chemical Industries Ltd	1,304,177
440,000	Nissan Diesel Motor Co (a)	1,780,667
460,000	Nissan Shatai Co Ltd	2,566,005
158,500	Nisshin Seifun Group Inc	1,691,293
36,000	Nissin Kogyo Co Ltd	756,338
97,000	NOF Corp	591,067
212,000	Okasan Securities Co Ltd	2,175,707
18,600	Okinawa Electric Power Co	1,102,157
150,000	Pacific Metals Co Ltd	1,129,769
26,000	Park24 Co Ltd (a)	793,688
900,000	Penta Ocean Construction Co Ltd * (a)	1,218,870
144,900	Q.P. Corp	1,330,617
159,000	Ryobi Ltd	1,175,110
11,800	Ryohin Keikaku Co Ltd	855,980
121,600	Ryosan Co	3,176,064
67,000	Sanki Engineering	421,410
458,000	Sankyo-Tateyama Holdings Inc	978,103
548,000	Sankyu Inc (a)	3,003,511
145,000	Sanyo Securities Co Ltd * (b) (c)	1,235
96,000	Sanyo Shokai Ltd	624,078
220,000	Seino Holdings Co Ltd	2,515,364

See accompanying notes to the financial statements.

11

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
152,000	Shinko Electric Co (a)	582,563
39,800	Shoei Co Ltd	1,279,594
41,000	Showa Corp	676,690
118,290	Sojitz Corp * (a)	415,177
60,000	Sumitomo Bakelite Co Ltd	480,471
1,131,000	Sumitomo Light Metal Industry (a)	2,472,557
207,000	Sumitomo Warehouse (a)	1,559,798
26,500	Suzuken Co Ltd	986,880
388	Take And Give Needs Co Ltd	407,938
53,000	Tamura Taiko Holdings Inc	219,646
142,000	Tanabe Seiyaku Co Ltd	1,805,842
398,000	TOA Corp (a)	479,561
1,420,000	Toho Gas Co Ltd (a)	6,085,021
225,000	Toho Zinc Co Ltd (a)	1,734,910
29,300	Tokyo Seimitsu Co Ltd (a)	1,407,073
71,100	Tokyo Steel Manufacturing Co	1,151,365
243,000	Tokyo Tatemono Co Ltd	2,614,943
54,000	Tokyo Tomin Bank Ltd (a)	2,295,042
265,000	Topy Industries Ltd	1,048,189
131,000	Toshiba Machine Co Ltd	1,157,420
82,000	Toto Ltd	833,441
155,000	Towa Real Eatate Development * (a)	843,331
95,000	Toyama Chemical * (a)	535,023
331,000	Toyo Construction Co * (a)	307,929
236,000	Toyo Engineering (a)	1,012,109
281,000	Toyo Kanetsu KK (a)	692,070
43,000	Toyo Suisan Kaisha Ltd	654,439
995,000	Toyo Tire & Rubber Co Ltd (a)	4,394,989
121,000	Tsumura & Co	3,028,216
118,000	Uchida Yoko Co Ltd	677,394
18,000	Ulvac Inc (a)	605,364
12,000	Union Tool Co (a)	624,074
383,000	Unitika Ltd (a)	542,526
113,200	Yamato Kogyo Co	2,577,140

See accompanying notes to the financial statements.

12

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
152,000	Yaskawa Electric Corp (a)	1,742,920
706,000	Yokohama Rubber Co	3,214,724
45,000	Zeon Corp	515,116
		183,007,608
	Lichtenstein — 0.1%
2,338	Verwaltungs & Private Bank	566,046
	Malaysia — 0.0%
166,800	Maxis Communications Berhad	399,074
357,000	Promet Berhad * (b) (c)	970
312,000	Rekapacific Berhad * (b) (c)	848
		400,892
	Mexico — 0.5%
113,000	Carso Global Telecom Class A *	312,711
93,000	Fomento Economico Mexicano SA de CV	876,060
159,000	Grupo Financiero Banorte SA de CV	465,361
249,100	Grupo Mexico SA Class B	794,576
81,000	Grupo Modelo SA de CV Class C	341,281
185,000	Grupo Televisa SA (Participating Certificates)	702,674
55,000	Telefonos de Mexico SA de CV Class L ADR	1,327,700
		4,820,363
	Netherlands — 4.9%
48,275	Boskalis Westminster NV	3,042,261
191,634	Buhrmann NV (a)	2,608,564
24,502	Core Laboratories NV *	1,797,712
28,550	Corio NV	1,922,222
151,067	CSM	4,612,491
9,267	Euronext NV	834,472
17,073	Fugro NV	752,858
394,089	Hagemeyer NV * (a)	1,992,789
16,470	Heineken Holding NV	660,449
27,549	Hunter Douglas NV	1,921,088

See accompanying notes to the financial statements.

13

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Netherlands — continued
39,702	Imtech NV	2,143,993
66,752	Koninklijke Vopak NV	2,476,973
35,735	Koninklijke Wessanen NV	496,161
25,157	Nutreco Holding NV	1,698,170
194,591	OCE NV (a)	3,379,714
22,413	Ordina NV	425,077
16,911	Randstad Holdings NV	909,079
42,888	SBM Offshore NV	1,174,822
19,713	Stork NV	972,976
18,491	Univar NV	765,752
16,958	USG People NV (a)	1,167,218
91,146	Van der Moolen Holding NV (a)	630,194
16,357	Vastned NV	1,295,347
58,837	Vedior NV	1,087,780
33,851	Wereldhave NV	3,555,330
		42,323,492
	Norway — 0.2%
12,000	Prosafe ASA	799,775
47,055	TGS Nopec Geophysical ASA *	833,980
		1,633,755
	Philippines — 0.1%
179,520	Bank of the Philippine Islands	186,841
9,882	Philippine Long Distance Telephone	371,483
		558,324
	Poland — 0.2%
18,700	KGHM Polska Miedz SA	650,669
41,900	Polski Koncern Naftowy Orlen SA	699,556
75,900	Telekomunikacja Polska SA	498,013
		1,848,238

See accompanying notes to the financial statements.

14

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Portugal — 0.1%
152,556	Banco BPI SA	1,143,600
	Russia — 0.4%
17,900	Gazpromneft Spon ADR (a)	373,215
34,300	Mobile Telesystems ADR	1,255,380
4,400	Surgutneftegaz ADR	320,100
6,500	Tatneft ADR	675,285
12,800	Vimpel-Communications ADR *	695,296
		3,319,276
	Singapore — 1.8%
222,000	Asia Food & Properties Ltd	112,809
815,000	Cosco Corp	791,100
2,393,000	GES International Ltd	1,837,155
740,000	Hyflux Ltd	1,006,071
425,000	Keppel Land Ltd	1,196,454
258,000	Marco Polo Developments Ltd	275,255
1,235,350	MobileOne Ltd	1,601,971
458,000	Noble Group Ltd	313,870
6,445,100	Pacific Century Region Developments Ltd *	1,474,745
1,279,000	Parkway Holdings Ltd	1,947,656
184,000	Singapore Exchange Ltd	464,083
444,000	Singapore Petroleum Co	1,364,544
1,281,000	United Test And Assembly Center *	609,101
1,947,000	Want Want Holdings Ltd	2,917,969
		15,912,783
	South Africa — 0.9%
32,540	ABSA Group Ltd	465,234
27,600	Bidvest Group Ltd	417,374
336,900	FirstRand Ltd	832,939
22,800	Gold Fields Ltd	448,081
6,690	Impala Platinum Holdings Ltd	1,239,201

See accompanying notes to the financial statements.

15

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	South Africa — continued
16,900	Imperial Holdings Ltd *	334,096
100,600	MTN Group Ltd	797,310
20,738	Nedbank Group Ltd	317,272
38,300	Remgro Ltd	760,135
260,550	Sanlam Ltd	547,003
78,300	Standard Bank Group Ltd	844,572
24,500	Telkom SA Ltd	462,698
		7,465,915
	South Korea — 1.9%
25,100	Daewoo Engineering & Construction Co Ltd	457,657
21,634	Hana Financial Group Inc	929,732
16,300	Hanjin Shipping	372,102
28,500	Hynix Semiconductor Inc *	1,086,621
11,280	Hyundai Development Co	460,433
9,300	Hyundai Mobis	851,743
18,400	Hyundai Motor Co	1,547,648
10,900	Hyundai Steel Co	386,684
23,200	KIA Motors Corp	367,950
34,100	KT Corp ADR	753,610
14,800	KT Freetel Co Ltd	427,821
16,300	KT&G Corp	954,999
5,700	LG Cable & Machinery Ltd	190,396
6,900	LG Chemicals Ltd	280,541
28,100	LG Corp	834,939
12,600	LG Electronics Inc	840,954
6,200	Samsung SDI Co Ltd	512,203
37,700	Shinhan Financial Group Co Ltd	1,695,077
1,500	Shinsegae Co Ltd	743,133
22,500	SK Corp	1,445,272
30,400	SK Telecom Co Ltd ADR	665,760
19,600	Woori Finance Holdings Co Ltd	384,483
		16,189,758

See accompanying notes to the financial statements.

16

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Spain — 0.8%
50,605	Aguas de Barcelona SA Class A	1,419,763
40,250	Corp Financiera Alba	2,269,551
4,669	Fomento de Construcciones y Contratas SA	364,190
281,190	Grupo Inmocaral SA *	1,008,474
8,419	Inmobiliaria Colonia SA	675,986
16,360	Metrovacesa SA	1,548,371
		7,286,335
	Sweden — 3.9%
95,700	Alfa Laval AB	3,170,462
204,800	Boliden AB	3,841,888
96,900	D Carnegie AB	1,724,162
152,455	Getinge AB (a)	2,779,009
69,838	Holmen AB Class B	2,924,404
323,917	Kinnevik Investment AB (a)	3,721,327
71,700	Kungsleden AB	694,819
40,269	Lundbergforetagen AB Class B	2,161,811
97,700	NCC Class B (a)	2,036,339
42,300	Nobia AB	1,316,397
76,400	OMX AB (a)	1,158,946
216,060	SSAB Svenskt Stal AB Series A	4,157,709
119,100	SSAB Swedish Steel Series - B	2,168,700
156,800	Tele2 AB Class B (a)	1,552,482
53,800	Trelleborg AB Class B	1,045,776
		34,454,231
	Switzerland — 3.5%
18,360	Actelion Ltd *	2,459,797
23,425	Baloise Holding Ltd	1,949,458
2,206	Banque Cantonale Vaudoise	835,353
9,455	Charles Voegele Holding AG *	749,105
14,570	Ciba Specialty Chemical Holding Reg.	816,637
53,481	Clariant AG *	650,718

See accompanying notes to the financial statements.

17

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued
180,623	Converium Holding AG	2,138,376
2,652	Fischer (George) AG (Registered) *	1,246,804
3,446	Forbo Holdings AG (Registered) *	991,347
2,358	Geberit AG (Registered)	2,743,582
765	Givaudan	616,642
5,560	Helvetia Patria Holding (Registered)	1,661,686
338	Jelmoli Holding AG (Bearer)	625,416
190	Jelmoli Holding AG (Registered)	70,254
38,264	Logitech International *	831,437
15,611	Lonza Group AG (Registered)	1,017,935
784	Movenpick Holdings (Bearer) *	222,085
38,977	Phonak Holding AG (Registered)	2,326,115
1,716	Rieter Holding AG (Registered)	738,096
739	Sika AG (Bearer) *	925,762
1,463	Sulzer AG (Registered)	1,184,361
9,690	Swiss Steel AG (Registered)	568,010
8,323	Tecan Group AG	439,398
7,270	Unaxis Holding AG (Registered) * (a)	2,140,914
2,650	Valora Holding AG	595,269
39,739	Vontobel Holdings AG	1,577,466
		30,122,023
	Taiwan — 1.8%
329,314	Acer Inc	508,080
294,547	Asustek Computer Inc	659,355
462,088	AU Optronics Corp	676,597
432,484	Cathay Financial Holding Co Ltd	825,433
470,552	Chi Mei Optoelectronics Corp	556,346
1,264,000	China Development Financial Holding Corp	487,545
1,096,665	China Steel Corp	888,947
441,660	Chunghwa Telecom Co Ltd	728,813
541,268	Compal Electronics Inc	472,724
195,223	Delta Electronics Inc	542,231
597,977	Far Eastern Textile Co Ltd	419,506

See accompanying notes to the financial statements.

18

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
288,000	Far Eastone Telecommunications Co Ltd	311,650
406,995	Formosa Chemicals & Fibre Co	586,687
616,939	Formosa Plastics Corp	839,695
468,000	Fubon Financial Holding Co Ltd	348,438
47,104	High Tech Computer Corp	1,184,470
12,515	Inventec Co Ltd	7,604
358,640	Lite-On Technology Corp *	444,293
129,800	MediaTek Inc	1,180,984
1,072,000	Mega Financial Holdings Co Ltd	712,193
517,060	Nan Ya Plastics Corp	698,872
921,594	Powerchip Semiconductor Corp	608,006
303,466	Quanta Computer Inc	434,674
9,136	Siliconware Precision Industries Co	10,793
796,144	Taishin Financial Holdings Co Ltd *	379,121
346,000	Taiwan Cellular Corp	321,934
929,410	United Microelectronics Corp	509,668
		15,344,659
	Thailand — 0.1%
168,000	Bangkok Dusit Medical Service Pcl (Foreign Registered) (c)	128,414
155,000	Kasikornbank Pcl NVDR (c)	257,481
147,000	PTT Pcl (Foreign Registered)(c)	922,795
		1,308,690
	Turkey — 0.1%
78,712	Akbank TAS	427,715
21,311	Tupras-Turkiye Petrol Rafineriler AS	388,335
		816,050
	United Kingdom — 20.5%
339,816	Aberdeen Asset Management	1,019,843
76,090	Admiral Group Plc	980,455
531,876	Aggreko Plc	2,852,322
877,008	AMEC	5,395,842

See accompanying notes to the financial statements.

19

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
328,199	Amlin	1,776,049
288,604	Arriva Plc	3,270,722
59,527	Autonomy Corp Plc *	441,763
131,770	Babcock International Group	871,439
136,618	Balfour Beatty Plc	969,651
620,237	Barratt Developments Plc	11,733,332
502,120	BBA Group Plc	2,551,059
65,198	Bellway Plc	1,507,808
248,770	Berkeley Group Holdings Plc *	6,071,603
313,657	Bradford & Bingley Plc	2,705,221
212,352	Brit Insurance Holdings Plc	1,095,933
265,776	Bunzl Plc	3,301,931
456,255	Cable & Wireless Plc	1,066,195
106,763	Cattle's Plc	667,111
139,202	Charter Plc *	2,034,187
38,273	Close Brothers Group Plc	665,570
1,295,418	Cobham Plc	4,236,530
98,511	Collins Stewart Tullett Plc	1,461,845
153,406	Countrywide Plc	1,190,219
88,398	Crest Nicholson Plc	892,015
155,956	CSR Plc *	3,481,983
160,706	De la Rue (Ordinary Shares)	1,643,546
1,536,406	Dimension Data Holdings Plc *	1,053,434
1,277,202	DSG International Plc	4,987,738
166,840	First Choice Holidays Plc	674,481
344,467	Firstgroup Plc	3,063,102
509,524	GKN Plc	2,958,500
12,838	Go-Ahead Group Plc	450,717
173,373	Halma Plc	628,597
130,942	Helphire Group Plc	958,262
175,819	Hiscox Plc	800,263
296,886	HMV Group Plc	859,517
44,763	Homeserve Plc	1,431,574
400,873	IMI Plc	3,858,544

See accompanying notes to the financial statements.

20

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
425,082	Inchcape Plc	4,016,697
387,081	Invensys Plc *	1,496,080
29,003	Investec Plc	1,477,893
59,029	Johnson Matthey Plc	1,484,873
87,619	Kensington Group Plc	1,386,315
157,702	LG Group Holdings Plc	707,772
99,872	London Stock Exchange	2,192,560
12,023	Lonmin Plc	617,403
111,619	Luminar Plc	1,165,929
278,146	Michael Page International Plc	1,828,987
252,847	Misys Plc	1,189,911
194,870	Mitchells & Butlers Plc	2,076,241
35,490	Morgan Sindall Plc	733,720
96,082	National Express Group Plc	1,508,088
1,619,767	Northern Foods Plc	2,387,415
394,287	Paragon Group Cos Plc	4,746,342
51,417	Pennon Group	457,450
371,548	Rank Group Plc	1,510,256
131,066	Rexam Plc	1,354,392
84,604	Rotork Plc	1,173,108
233,516	Royal & Sun Alliance Insurance Group	615,763
46,286	Schroders Plc (New shares) (Non Voting)	766,941
82,062	SIG Plc	1,458,361
1,647,118	Signet Group Plc	3,331,894
256,342	Smith (David S.) Holdings Plc	766,298
450,381	Smith News Plc *	4,073,353
78,038	Tate & Lyle Plc	1,088,008
1,695,148	Taylor Woodrow Plc	11,071,150
235,124	TDG Plc	957,157
62,894	THUS Group Plc *	142,267
750,298	Tomkins Plc	4,067,952
164,765	Travis Perkins Plc	5,288,360
577,873	Tullow Oil Plc	4,310,312
39,003	Vedanta Resources Plc	1,014,479

See accompanying notes to the financial statements.

21

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
86,723	Venture Production (Ordinary Shares) *	1,333,879
77,908	Victrex Plc	1,128,013
163,408	Wilson Bowden Plc	5,257,469
1,195,051	Wimpey (George) Plc	11,404,262
104,934	Wolfson Microelectronics Plc *	956,441
117,665	Wood Group (John) Plc	512,693
		178,665,387
	TOTAL COMMON STOCKS (COST $653,145,773)	823,875,940
	PREFERRED STOCKS — 2.3%
	Brazil — 0.8%
27,100	Banco Bradesco SA 6.08%	888,081
39,460	Banco Itau Holding Financeira SA 3.02%	1,187,297
1,425,800	Companhia de Bebidas das Americas 3.54%	640,413
14,642,600	Companhia Energetica de Minas Gerais 0.53%	604,417
71,400	Companhia Vale do Rio Doce Class A 0.61%	1,341,414
14,431,600	Electrobras (Centro) SA Class B 6.62%	288,093
15,850	Gerdau Metalurgica SA 5.76%	280,924
40,200	Gerdau SA 4.58%	580,312
174,635	Investimentos Itau SA 3.18%	737,149
32,800	Tele Norte Leste Participacs SA 5.48%	425,299
		6,973,399
	Germany — 0.8%
7,157	Fresenius Medical Care AG (Non Voting) 1.12%	1,227,956
78,058	Hugo Boss AG 2.95% (a)	3,339,824
81,646	ProSieben Sat.1 Media AG 3.81%	2,198,541
		6,766,321

See accompanying notes to the financial statements.

22

GMO International Small Companies Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	Italy — 0.7%
46,119	Compagnia Assicuratrice Unipol 3.80%	139,217
242,278	IFI Istituto Finanziario Industries *	5,802,235
		5,941,452
	Russia — 0.0%
300	Transneft 0.56%	600,000
	South Korea — 0.0%
3,900	Hyundai Motor Co 2.73%	188,526
	TOTAL PREFERRED STOCKS (COST $12,231,147)	20,469,698
	RIGHTS AND WARRANTS — 0.0%
	Hong Kong — 0.0%
307,764	Global Bio-Chem Technology Group Ltd Warrants, Expires 5/31/07 *	396
	TOTAL RIGHTS AND WARRANTS (COST $0)	396
	SHORT-TERM INVESTMENTS — 17.6%
131,312,375	Boston Global Investment Trust - Enhanced Portfolio (d)	131,312,375
21,900,000	Branch Bank & Trust Time Deposit, 5.26% due 09/01/06	21,900,000
	TOTAL SHORT-TERM INVESTMENTS (COST $153,212,375)	153,212,375
	TOTAL INVESTMENTS — 114.4% (Cost $818,589,295)	997,558,409
	Other Assets and Liabilities (net) — (14.4%)	(125,685,540)
	TOTAL NET ASSETS — 100.0%	$871,872,869

See accompanying notes to the financial statements.

23

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

A summary of outstanding financial instruments at August 31, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
11/22/06	CAD	41,314,801	$37,472,734	$343,104
11/22/06	CHF	50,211,032	41,125,470	22,760
11/22/06	JPY	3,091,249,668	26,621,069	(248,717)
11/22/06	NOK	181,691,405	28,877,033	(237,417)
11/22/06	NZD	7,899,756	5,152,395	134,565
11/22/06	SEK	70,931,075	9,845,740	(95,394)
11/22/06	SGD	18,912,931	12,064,434	(4,265)
				$(85,364)
Sales
11/22/06	AUD	34,367,264	$26,197,959	$(36,061)
11/22/06	DKK	9,084,600	1,567,213	389
11/22/06	EUR	31,374,628	40,381,625	23,038
11/22/06	GBP	33,781,118	64,389,412	(499,589)
11/22/06	HKD	49,455,119	6,374,150	2,951
				$(509,272)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
210	CAC 40	September 2006	$13,901,374	$339,733
138	DAX	September 2006	25,905,430	1,728,853
51	TOPIX	September 2006	7,100,771	291,260
				$2,359,846
Sales
160	FTSE 100	September 2006	$17,984,895	$(787,682)
89	SPI 200	September 2006	8,670,611	(357,884)
				$(1,145,566)

As of August 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

24

GMO International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Notes to Schedule of Investments:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  Bankrupt issuer.

(c)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(d)  All or a portion of this security represents investment of security lending collateral (Note 2).

As of August 31, 2006, 89.0% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

Currency Abbreviations:

AUD - Australian Dollar CAD - Canadian Dollar CHF - Swiss Franc DKK - Danish Krone EUR - Euro GBP - British Pound	HKD - Hong Kong Dollar JPY - Japanese Yen NOK - Norwegian Krone NZD - New Zealand Dollar SEK - Swedish Krona SGD - Singapore Dollar

See accompanying notes to the financial statements.

25

GMO International Small Companies Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments, at value, including securities on loan of $117,327,395 (cost $818,589,295) (Note 2)	$997,558,409
Cash	13,338
Foreign currency, at value (cost $1,174,715) (Note 2)	1,175,316
Receivable for investments sold	223,197
Receivable for Fund shares sold	22,860
Dividends and interest receivable	1,259,489
Receivable for collateral on open futures contracts (Note 2)	5,200,000
Unrealized appreciation on open forward currency contracts (Note 2)	526,807
Receivable for expenses reimbursed by Manager (Note 3)	66,588
Total assets	1,006,046,004
Liabilities:
Collateral on securities loaned, at value (Note 2)	131,312,375
Payable for investments purchased	223,332
Payable for Fund shares repurchased	596,343
Payable to affiliate for (Note 3):
Management fee	437,114
Shareholder service fee	109,278
Trustees and Chief Compliance Officer fees	2,132
Unrealized depreciation on open forward currency contracts (Note 2)	1,121,443
Foreign taxes payable	30,992
Payable for variation margin on open futures contracts (Note 2)	8,142
Accrued expenses	331,984
Total liabilities	134,173,135
Net assets	$871,872,869
Net assets consist of:
Paid-in capital	$582,548,688
Accumulated undistributed net investment income	4,124,542
Accumulated net realized gain	105,607,045
Net unrealized appreciation	179,592,594
$871,872,869
Net assets attributable to:
Class III shares	$871,872,869
Shares outstanding:
Class III	65,204,926
Net asset value per share:
Class III	$13.37

See accompanying notes to the financial statements.

26

GMO International Small Companies Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $1,715,226)	$14,279,105
Interest (including securities lending income of $1,006,402)	1,589,870
Total investment income	15,868,975
Expenses:
Management fee (Note 3)	2,768,316
Shareholder service fee – Class III (Note 3)	692,079
Custodian and fund accounting agent fees	420,348
Transfer agent fees	14,720
Audit and tax fees	38,364
Legal fees	10,241
Trustees fees and related expenses (Note 3)	8,240
Registration fees	5,152
Miscellaneous	10,028
Total expenses	3,967,488
Fees and expenses reimbursed by Manager (Note 3)	(493,948)
Net expenses	3,473,540
Net investment income (loss)	12,395,435
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments (net of CPMF tax of $1,510) (Note 2)	109,789,516
Closed futures contracts	(1,532,327)
Foreign currency, forward contracts and foreign currency related transactions	(2,239,272)
Net realized gain (loss)	106,017,917
Change in net unrealized appreciation (depreciation) on:
Investments	(78,663,559)
Open futures contracts	(303,851)
Foreign currency, forward contracts and foreign currency related transactions	(946,319)
Net unrealized gain (loss)	(79,913,729)
Net realized and unrealized gain (loss)	26,104,188
Net increase (decrease) in net assets resulting from operations	$38,499,623

See accompanying notes to the financial statements.

27

GMO International Small Companies Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$12,395,435	$23,061,443
Net realized gain (loss)	106,017,917	401,243,294
Change in net unrealized appreciation (depreciation)	(79,913,729)	(183,699,379)
Net increase (decrease) in net assets from operations	38,499,623	240,605,358
Distributions to shareholders from:
Net investment income
Class III	(3,570,460)	(24,571,287)
Net realized gains
Class III	(120,262,157)	(364,443,342)
	(123,832,617)	(389,014,629)
Net share transactions (Note 7):
Class III	(30,385,892)	(386,907,384)
Purchase premiums and redemption fees (Notes 2 and 7)
Class III	989,789	4,695,237
Total increase (decrease) in net assets resulting from net share transactions and net purchase premiums and redemption fees	(29,396,103)	(382,212,147)
Total increase (decrease) in net assets	(114,729,097)	(530,621,418)
Net assets:
Beginning of period	986,601,966	1,517,223,384
End of period (including accumulated undistributed net investment income of $4,124,542 and distributions in excess of investment income of $4,700,433, respectively)	$871,872,869	$986,601,966

See accompanying notes to the financial statements.

28

GMO International Small Companies Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$14.93		$17.84	$17.09	$9.50	$10.44	$11.68
Income (loss) from investment operations:
Net investment income (loss)	0.20	†	0.34 †	0.30 †	0.20	0.15	0.22
Net realized and unrealized gain (loss)	0.42		3.44	3.56	7.94	(0.80)	(1.11)
Total from investment operations	0.62		3.78	3.86	8.14	(0.65)	(0.89)
Less distributions to shareholders:
From net investment income	(0.06)		(0.44)	(0.54)	(0.20)	(0.29)	(0.35)
From net realized gains	(2.12)		(6.25)	(2.57)	(0.35)	—	(0.00	)(a)
Total distributions	(2.18)		(6.69)	(3.11)	(0.55)	(0.29)	(0.35)
Net asset value, end of period	$13.37		$14.93	$17.84	$17.09	$9.50	$10.44
Total Return(b)	4.59	%**	25.77%	24.45%	86.62%	(6.30)%	(7.57)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$871,873		$986,602	$1,517,223	$1,592,464	$536,648	$253,612
Net expenses to average daily net assets	0.75	%*	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income to average daily net assets	2.69	%*	2.01%	1.75%	1.60%	1.65%	2.02%
Portfolio turnover rate	23	%**	49%	53%	46%	44%	34%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.11	%*	0.11%	0.11%	0.13%	0.17%	0.22%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.02		$0.07	$0.08	$0.04	$0.06	$0.05

(a)  The distribution from net realized gains was less than $0.01 per share.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

29

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO International Small Companies Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its investment objective by outperforming the S&P/Citigroup Extended Market Index World ex-U.S. Index, the Fund's benchmark. The Fund typically makes equity investments in non-U.S. companies, including non-U.S. companies in developed and emerging countries, but excluding the largest 500 non-U.S. companies in developed countries based on full, non-float adjusted market capitalization and any company in an emerging country with a full, non-float adjusted market capitalization that is greater than or equal to that of any of the 500 excluded developed country companies. The Fund may make investments in emerging countries, but these investments generally will represent 10% or less of the Fund's total assets.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign

30

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day.

31

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no written option contracts outstanding at the end of the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

32

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the

33

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2006, the Fund had loaned securities having a market value of $117,327,395, collateralized by cash in the amount of $131,312,375, which was invested in the Boston Global Investment Trust – Enhanced Portfolio.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund is subject to a Contribuição Provisória sobre Movimentações Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to/from the Brazilian market. The CPMF tax has been included in the net realized gain (loss) on investments throughout the period. During the six months ended August 31, 2006, the Fund incurred $1,510 in CPMF tax which is included in net realized gain (loss) in the Statement of Operations.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

34

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$818,750,554	$211,587,845	$(32,779,990)	$178,807,855

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Purchases and redemptions of Fund shares

As of the date of this report, the premium on cash purchases and fee on cash redemptions of Fund shares were each 0.60% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same

35

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2006 and for the year ended February 28, 2006, the Fund received $22,955 and $140,159 in purchase premiums and $966,834 and $4,555,078 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of estimated costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. There is no premium for reinvested distributions.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.60% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, nonrecurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes) exceed 0.60% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended was $5,296 and $3,036, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $204,133,803 and $362,293,601, respectively.

36

GMO International Small Companies Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.
6.   Principal shareholders and related parties

As of August 31, 2006, 28.4% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2006, 0.9% of the Fund's shares were held by twelve related parties comprised of certain GMO employee accounts, and 20.0% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	303,701	$4,658,375	2,353,389	$39,930,302
Shares issued to shareholders in reinvestment of distributions	9,410,403	122,429,340	26,493,616	380,866,673
Shares repurchased	(10,582,809)	(157,473,607)	(47,804,290)	(807,704,359)
Purchase premiums and redemption fees	—	989,789	—	4,695,237
Net increase (decrease)	(868,705)	$(29,396,103)	(18,957,285)	$(382,212,147)

37

GMO International Small Companies Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO International Small Companies Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee

38

GMO International Small Companies Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

39

GMO International Small Companies Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

40

GMO International Small Companies Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.75%	$1,000.00	$1,045.90	$3.87
2) Hypothetical	0.75%	$1,000.00	$1,021.42	$3.82

*  Expenses are calculated using the Class's annualized net expense ratio for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

41

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Debt Obligations	93.2%
Short-Term Investments	7.0
Call Options Purchased	0.4
Put Options Purchased	0.0
Forward Currency Contracts	0.0
Swaps	(0.2)
Futures	(0.4)
100.0%

1

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 93.2%
	Asset-Backed Securities — 89.1%
	Auto Financing — 10.5%
7,000,000	ARG Funding Corp., Series 05-2A, Class A3, 144A, Variable Rate, 1 mo. LIBOR + .14%, 5.47%, due 05/20/10	7,003,270
7,000,000	Daimler Chrysler Master Owner Trust, Series 04-A, Class A, Variable Rate, 1 mo. LIBOR + .03%, 5.36%, due 01/15/09	7,002,100
5,750,000	Daimler Chrysler Master Owner Trust, Series 04-B, Class A, Variable Rate, 1 mo. LIBOR + .01%, 5.34%, due 08/17/09	5,753,594
5,272,998	Ford Credit Auto Owner Trust, Series 06-A, Class A2B, Variable Rate, 1 mo. LIBOR + .01%, 5.34%, due 09/15/08	5,272,998
10,000,000	Ford Credit Floorplan Master Owner Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .15%, 5.48%, due 05/15/10	9,999,945
12,000,000	Ford Credit Floorplan Master Owner Trust, Series 06-3, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.51%, due 06/15/11	12,006,094
4,000,000	GE Dealer Floorplan Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .04%, 5.37%, due 04/20/10	4,000,480
10,000,000	Honda Auto Receivables Owner Trust, Series 06-2, Class A1, 5.43%, due 08/21/07	10,000,000
7,000,000	Nissan Master Owner Trust Receivables, Series 03-A, Class A1, Variable Rate, 1 mo. LIBOR + .06%, 5.39%, due 09/15/08	7,010,780
8,000,000	Nissan Master Owner Trust Receivables, Series 05-A, Class A, Variable Rate, 1 mo. LIBOR + .03%, 5.36%, due 07/15/10	8,003,750
11,000,000	Sovereign Dealer Floor Plan Master Trust, Series 06-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .05%, 5.38%, due 08/15/11	10,999,949
10,000,000	Superior Wholesale Inventory Financing Trust, Series 04-A10, Class A, Variable Rate, 1 mo. LIBOR + .10%, 5.43%, due 09/15/11	9,952,100
8,000,000	Superior Wholesale Inventory Financing Trust, Series 05, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.51%, due 06/15/10	8,002,480
8,000,000	Truck Retail Installment Paper Corp., Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .27%, 5.60%, due 12/15/16	7,994,480
10,000,000	USAA Auto Owner Trust, Series 06-3, Class A1, 5.40%, due 08/15/07	10,000,000
10,000,000	Volkswagen Auto Lease Trust, Series 06-A, Class A1, 5.52%, due 08/20/07	10,004,107
9,416,029	Wachovia Auto Owner Trust, Series 06-A, Class A1, 5.31%, due 06/20/07	9,414,558
5,000,000	Wheels SPV LLC, Series 05-B, Class A1, Variable Rate, 1 mo. LIBOR + .08%, 5.45%, due 06/10/10	4,999,200

See accompanying notes to the financial statements.

2

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Auto Financing — continued
548,547	World Omni Auto Receivables Trust, Series 06-A, Class A1, 4.85%, due 03/15/07	548,461
		147,968,346
	Business Loans — 4.7%
3,968,987	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .37%, 5.69%, due 01/25/35	3,979,704
5,714,113	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .39%, 5.71%, due 01/25/36	5,722,684
5,633,575	Capitalsource Commercial Loan Trust, Series 06-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .12%, 5.45%, due 08/22/16	5,640,335
5,510,738	GE Business Loan Trust, Series 05-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .07%, 5.40%, due 06/15/14	5,510,462
2,796,010	GE Business Loan Trust, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .24%, 5.57%, due 11/15/33	2,800,718
6,000,000	GE Commercial Equipment Financing LLC, Series 05-1, Class A3B, Variable Rate, 1 mo. LIBOR + .01%, 5.34%, due 03/20/09	6,000,432
9,500,000	GE Commercial Loan Trust Series 06-2, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .06%, 5.60%, due 04/19/15	9,505,700
4,369,893	Lehman Brothers Small Balance Commercial, Series 05-1, Class A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 02/25/30	4,374,941
3,109,557	Lehman Brothers Small Balance Commercial, Series 05-2, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 09/25/30	3,114,040
5,000,000	Navistar Financial Dealer Note Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 02/25/13	4,976,500
14,000,000	Textron Financial Floorplan Master Note, Series 05-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .12%, 5.45%, due 05/13/10	14,004,375
		65,629,891
	CMBS — 5.6%
5,547,367	Bear Stearns Commercial Mortgage Securities, Inc., Series 05-PW10, Class A1, 5.09%, due 12/11/40	5,545,851
7,000,000	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, Variable Rate, 1 mo. LIBOR + .12%, 5.45%, due 07/15/44	7,008,400
7,000,000	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	6,997,812

See accompanying notes to the financial statements.

3

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	CMBS — continued
4,000,000	GE Capital Commercial Mortgage Corp., Series 06-C1, Class A2, Variable Rate, 5.52%, due 03/10/44	3,950,000
4,123,638	Greenwich Capital Commercial Funding Corp., Series 05-FL3A, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .20%, 5.61%, due 10/05/20	4,123,638
7,000,000	GS Mortgage Securities Corp., Series 06-GG6, Class A2, Variable Rate, 5.51%, due 04/10/38	7,053,439
11,000,000	J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 06-LDP7, Class A2, 6.05%, due 04/15/45	11,280,170
9,500,000	Lehman Brothers Floating Rate Commercial, Series 06-LLFA, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .08%, 5.41%, due 09/15/21	9,500,000
6,000,000	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, Variable Rate, 5.80%, due 05/12/39	6,094,922
15,000,000	Morgan Stanley Capital I, Series 06-IQ11, Class A2, 5.69%, due 10/15/42	15,015,000
3,000,000	Morgan Stanley Capital I, Series 06-IQ11, Class A3, Variable Rate, 5.91%, due 10/15/42	3,001,875
		79,571,107
	CMBS Collateralized Debt Obligations — 1.0%
7,000,000	Guggenheim Structured Real Estate Funding, Series 05-2A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .32%, 5.64%, due 08/26/30	7,003,281
7,400,000	Marathon Real Estate CDO, Series 06-1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .33%, 5.65%, due 05/25/46	7,400,000
		14,403,281
	Collateralized Loan Obligations — 1.7%
15,500,000	Arran, Series 06-1A, Class A3, 144A, Variable Rate, 3 mo LIBOR + .17%, 5.65%, due 06/20/25	15,500,000
9,000,000	Omega Capital Europe Plc, Series GLOB-5A, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .25%, 5.75%, due 07/05/11	9,000,352
		24,500,352
	Credit Cards — 14.1%
6,500,000	Advanta Business Card Master Trust, Series 05-A1, Class A1, Variable Rate, 1 mo. LIBOR + .07%, 5.40%, due 04/20/11	6,502,665
2,000,000	Advanta Business Card Master Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR + .06%, 5.39%, due 04/20/12	2,000,500

See accompanying notes to the financial statements.

4

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Credit Cards — continued
5,000,000	American Express Credit Account Master Trust, Series 05-3, Class A, Variable Rate, 1 mo. LIBOR, 5.33%, due 01/18/11	5,006,900
10,000,000	American Express Credit Account Master Trust, Series 05-5, Class A, Variable Rate, 1 mo. LIBOR + .04%, 5.37%, due 02/15/13	10,003,500
3,000,000	American Express Credit Account Master Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .03%, 5.36%, due 12/15/13	3,000,450
6,000,000	Arran, Series 2005-A, Class A, Variable Rate, 1 mo. LIBOR + .02%, 5.35%, due 12/15/10	5,999,400
1,000,000	Bank One Issuance Trust, Series 03-A10, Class A10, Variable Rate, 1 mo. LIBOR + .11%, 5.44%, due 06/15/11	1,003,800
3,000,000	Bank One Issuance Trust, Series 03-A3, Class A3, Variable Rate, 1 mo. LIBOR + .11%, 5.44%, due 12/15/10	3,009,300
5,760,000	Bank One Issuance Trust, Series 03-A6, Class A6, Variable Rate, 1 mo. LIBOR + .11%, 5.44%, due 02/15/11	5,772,821
5,000,000	Capital One Master Trust, Series 01-6, Class A, Variable Rate, 1 mo. LIBOR + .19%, 5.52%, due 06/15/11	5,017,700
5,000,000	Capital One Master Trust, Series 02-1A, Class A, Variable Rate, 1 mo. LIBOR + .20%, 5.53%, due 11/15/11	5,023,437
5,530,000	Capital One Mulit-Asset Execution Trust, Series 03-A3, Class A3, Variable Rate, 1 mo. LIBOR + .25%, 5.58%, due 05/16/11	5,555,922
5,000,000	Capital One Multi-Asset Execution Trust, Series 04-A7, Class A7, Variable Rate, 3 mo. LIBOR + .15%, 5.56%, due 06/16/14	5,023,100
7,875,000	Chase Credit Card Master Trust, Series 03-3, Class A, Variable Rate, 1 mo. LIBOR + .11%, 5.44%, due 10/15/10	7,888,545
4,000,000	Citibank Credit Card Issuance Trust, Series 01-A1, Class A1, Variable Rate, 3 mo. LIBOR + .17%, 5.65%, due 02/07/10	4,009,335
21,400,000	Citibank Credit Card Issuance Trust, Series 03-A4, Class A4, Variable Rate, 3 mo. LIBOR + .07%, 5.48%, due 03/20/09	21,410,867
2,000,000	Citibank Credit Card Issuance Trust, Series 06-A6, Class A6, Variable Rate, 1 mo. LIBOR + .01%, 5.34%, due 05/24/12	2,001,800
9,750,000	Discover Card Master Trust I, Series 03-2, Class A, Variable Rate, 1 mo. LIBOR + .13%, 5.46%, due 08/15/10	9,769,500
10,000,000	Discover Card Master Trust I, Series 04-2, Class A2, Variable Rate, 1 mo. LIBOR + .07%, 5.40%, due 05/15/12	10,015,600
4,000,000	Discover Card Master Trust I, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .01%, 5.34%, due 09/16/10	4,000,120

See accompanying notes to the financial statements.

5

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Credit Cards — continued
5,000,000	Discover Card Master Trust I, Series 05-3, Class A, Variable Rate, 1 mo. LIBOR + .02%, 5.35%, due 05/15/11	5,001,029
7,000,000	GE Capital Credit Card Master Note Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .04%, 5.37%, due 03/15/13	7,006,785
7,000,000	Gracechurch Card Funding Plc, Series 3, Class A, Variable Rate, 1 mo. LIBOR + .11%, 5.44%, due 03/15/10	7,010,937
7,000,000	Gracechurch Card Funding Plc, Series 8, Class A, Variable Rate, 1 mo. LIBOR + .01%, 5.34%, due 06/15/10	7,002,383
5,500,000	Household Private Label Credit Card Master Note Trust I, Series 02-2, Class A, Variable Rate, 1 mo. LIBOR + .17%, 5.50%, due 01/18/11	5,517,600
7,500,000	MBNA Credit Card Master Note Trust, Series 04-A8, Class A8, Variable Rate, 1 mo. LIBOR + .15%, 5.48%, due 01/15/14	7,532,917
5,000,000	MBNA Credit Card Master Note Trust, Series 05-A5, Class A5, Variable Rate, 1 mo. LIBOR, 5.33%, due 12/15/10	5,001,758
7,000,000	Pillar Funding Plc, Series 04-2, Class A, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.47%, due 09/15/11	7,009,497
6,500,000	Turquoise Card Backed Securities Plc, Series 06-1A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .01%, 5.34%, due 05/16/11	6,500,000
6,640,000	World Financial Network Credit Card Master Trust, Series 03-A, Class A2, Variable Rate, 1 mo. LIBOR + .37%, 5.70%, due 05/15/12	6,677,350
4,400,000	World Financial Network Credit Card Master Trust, Series 04-A, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.51%, due 03/15/13	4,407,804
7,000,000	World Financial Network Credit Card Master Trust, Series 04-A, Class B, Variable Rate, 1 mo. LIBOR + .10%, 5.43%, due 07/15/10	6,999,930
2,000,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, Variable Rate, 1 mo. LIBOR + .13%, 5.46%, due 02/15/17	1,999,989
		199,683,241
	Emerging Markets Collateralized Debt Obligations — 0.3%
4,000,000	Santiago CDO Ltd., Series 05-1A, Class A, 144A, Variable Rate, 6 mo. LIBOR + .40%, 5.61%, due 04/18/17	4,000,000
	Equipment Leases — 0.5%
7,000,000	CNH Equipment Trust, Series 05-A, Class A4A, Variable Rate, 1 mo. LIBOR + .04%, 5.37%, due 06/15/12	7,001,050

See accompanying notes to the financial statements.

6

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Equipment Leases — continued
78,644	GE Equipment Small Ticket LLC, Series 05-2A, Class A1, 144A, 4.56%, due 12/22/06	78,739
		7,079,789
	Insurance Premiums — 0.7%
7,000,000	AICCO Premium Finance Master Trust, Series 04-1A, Class A, Variable Rate, 1 mo. LIBOR + .18%, 5.51%, due 11/17/08	7,005,468
3,000,000	AICCO Premium Finance Master Trust, Series 05-1, Class A, Variable Rate, 1 mo. LIBOR + .08%, 5.41%, due 04/15/10	3,005,700
		10,011,168
	Insured Auto Financing — 4.3%
5,000,000	Aesop Funding II LLC, Series 05-1A, Class A3, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .12%, 5.45%, due 04/20/10	4,979,550
7,000,000	Aesop Funding II LLC, Series 06-1, Class A1, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .22%, 5.55%, due 03/20/12	7,002,660
6,000,000	AmeriCredit Automobile Receivables Trust, Series 05-BM, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .08%, 5.48%, due 05/06/12	6,006,451
6,500,000	AmeriCredit Automobile Receivables Trust, Series 06-RM, Class A1, MBIA, Variable Rate, 5.37%, due 10/06/09	6,507,090
7,000,000	Capital One Auto Finance Trust, Series 05-A, Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .05%, 5.38%, due 12/15/11	7,000,280
7,500,000	Capital One Auto Finance Trust, Series 06-A, Class A4, AMBAC, Variable Rate, 1 mo. LIBOR + .01%, 5.34%, due 12/15/12	7,462,500
6,000,000	Capital One Auto Finance Trust, Series 06-B, Class A4, MBIA, Variable Rate, 1 mo. LIBOR + .015%, 5.42%, due 07/15/13	5,999,040
5,614,068	Drive Auto Receivables Trust, Series 06-1, Class A1, FSA, 5.34%, due 06/15/07	5,612,496
2,000,000	Hertz Vehicle Financing LLC, Series 05-2A, Class A5, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 11/25/11	2,007,269
7,000,000	Rental Car Finance Corp., Series 04-1A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 06/25/09	7,007,525
1,731,371	UPFC Auto Receivables Trust, Series 06-A, Class A1, MBIA, 5.27%, due 06/15/07	1,731,198
		61,316,059

See accompanying notes to the financial statements.

7

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Credit Cards — 0.5%
7,000,000	Cabela's Master Credit Card Trust, Series 04-2A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .12%, 5.45%, due 03/15/11	7,016,940
	Insured Equipment Leasing — 0.7%
10,000,000	CLI Funding LLC, Series 06-1A, Class A, 144A, AMBAC, Variable Rate, 1 mo LIBOR + .18%, 5.51%, due 08/18/21	10,000,000
	Insured Residential Mortgage-Backed Securities (United States) — 0.8%
8,000,000	GMAC Mortgage Corp. Loan Trust, Series 05-HE3, Class A1, AMBAC, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 02/25/36	8,001,715
2,872,486	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, Variable Rate, 1 mo. LIBOR + .19%, 5.51%, due 11/25/35	2,876,077
		10,877,792
	Insured Time Share — 0.6%
3,860,515	Cendant Timeshare Receivables Funding LLC, Series 05-1A, Class A2, 144A, FGIC, Variable Rate, 1 mo. LIBOR + .18%, 5.51%, due 05/20/17	3,859,309
4,023,317	Sierra Receivables Funding Co., Series 06-1A, Class A2, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .15%, 5.48%, due 05/20/18	4,023,297
		7,882,606
	Investment Grade Corporate Collateralized Debt Obligations — 3.1%
2,000,000	Morgan Stanley ACES SPC, Series 04-12, Class A, 144A, Variable Rate, 3 mo. LIBOR + .60%, 6.08%, due 08/05/09	2,012,000
5,000,000	Morgan Stanley ACES SPC, Series 04-15, Class II, 144A, Variable Rate, 3 mo. LIBOR + .65%, 6.06%, due 12/20/09	5,025,000
3,000,000	Morgan Stanley ACES SPC, Series 04-15, Class III, 144A, Variable Rate, 3 mo. LIBOR + .75%, 6.16%, due 12/20/09	3,007,500
6,000,000	Morgan Stanley ACES SPC, Series 04-16, Class I, 144A, Variable Rate, 3 mo. LIBOR + .40%, 5.88%, due 08/05/09	6,030,000
3,000,000	Morgan Stanley ACES SPC, Series 05-10, Class A1, 144A, Variable Rate, 3 mo. + .52%, 5.93%, due 03/20/10	2,997,000
6,000,000	Morgan Stanley ACES SPC, Series 05-15, Class A, 144A, Variable Rate, 3 mo. LIBOR + .40%, 5.81%, due 12/20/10	5,988,000

See accompanying notes to the financial statements.

8

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Investment Grade Corporate Collateralized Debt Obligations — continued
3,000,000	Morgan Stanley ACES SPC, Series 05-2A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .45%, 5.86%, due 03/20/10	3,003,000
9,000,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, Variable Rate, 3 mo. LIBOR + .29%, 5.79%, due 06/20/13	9,009,000
7,000,000	Salisbury International Investments Ltd., Series E, MTN, Variable Rate, 3 mo. LIBOR + .42%, 5.83%, due 06/22/10	6,982,150
		44,053,650
	Other — 1.0%
5,500,000	DB Master Finance LLC, Series 06-1, Class A2, 144A, AMBAC, 5.78%, due 06/20/31	5,565,917
1,937,500	Ensec Home Finance Pool Ltd., Series 05-R1A, 144A, Variable Rate, 1 mo. LIBOR + .20%, 5.53%, due 05/15/14	1,938,811
6,500,000	TIB Card Receivables Fund, 144A, FGIC, Variable Rate, 4 mo. LIBOR + .25%, 5.73%, due 01/05/14	6,507,800
		14,012,528
	Rate Reduction Bonds — 1.3%
5,000,000	Massachusetts RRB Special Purpose Trust, Series 05-1, Class A3, 4.13%, due 09/15/13	4,825,121
5,000,000	PG&E Energy Recovery Funding LLC, Series 05-1, Class A4, 4.37%, due 06/25/14	4,825,000
8,000,000	PSE&G Transition Funding LLC, Series 01-1, Class A4, Variable Rate, 3 mo. LIBOR + .30%, 5.63%, due 06/15/11	8,029,943
		17,680,064
	Residential Asset-Backed Securities (United States) — 22.9%
7,000,000	ACE Securities Corp., Series 05-AG1, Class A2B, Variable Rate, 1 mo. LIBOR + .21%, 5.53%, due 08/25/35	7,000,700
1,534,000	ACE Securities Corp., Series 05-ASP1, Class A2C, Variable Rate, 1 mo. LIBOR + .27%, 5.59%, due 09/25/35	1,537,313
2,550,595	ACE Securities Corp., Series 05-SDI, Class A1, Variable Rate, 1 mo. LIBOR + .40%, 5.72%, due 11/25/50	2,553,401
4,840,938	ACE Securities Corp., Series 06-CW1, Class A2A, Variable Rate, 1 mo. LIBOR + .05%, 5.44%, due 07/25/36	4,840,889

See accompanying notes to the financial statements.

9

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
5,000,000	ACE Securities Corp., Series 06-CW1, Class A2B, Variable Rate, 1 mo. LIBOR + .10%, 5.49%, due 07/25/36	4,999,950
3,500,000	ACE Securities Corp., Series 06-HE3, Class A2B, Variable Rate, 1 mo. LIBOR + .09%, 5.41%, due 06/25/36	3,499,055
5,327,418	ACE Securities Corp., Series 06-SL1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 09/25/35	5,329,230
5,743,838	ACE Securities Corp., Series 06-SL3, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 5.42%, due 06/25/36	5,743,953
3,000,000	ACE Securities Corp., Series 06-SL3, Class A2, Variable Rate, 1 mo. LIBOR + .17%, 5.49%, due 06/25/36	3,000,060
5,685,000	ACE Securities Corp., Series 06-SL4, Class A1, Variable Rate, 1 mo. LIBOR + .12%, 5.45%, due 09/25/36	5,685,000
5,633,371	Aegis Asset Backed Securities Trust, Series 04-6, Class 1A2, Variable Rate, 1 mo. LIBOR + .27%, 5.59%, due 03/25/35	5,637,765
779,446	Aegis Asset Backed Securities Trust, Series 05-3, Class A1, Variable Rate, 1 mo. LIBOR + .10%, 5.42%, due 08/25/35	779,476
3,000,000	Aegis Asset Backed Securities Trust, Series 05-5, Class 1A2, Variable Rate, 1 mo. LIBOR + .18%, 5.50%, due 12/25/35	3,005,160
7,000,000	Argent Securities, Inc., Series 06-M2, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 5.48%, due 09/25/36	7,000,000
7,000,000	Argent Securities, Inc., Series 06-W2, Class A2B, Variable Rate, 1 mo. LIBOR + .19%, 5.51%, due 03/25/36	7,006,075
2,500,000	Argent Securities, Inc., Series 06-W5, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 06/25/36	2,500,000
6,500,000	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .50%, 5.90%, due 02/28/40	6,514,727
714,599	Carrington Mortgage Loan Trust, Series 05-OPT2, Class A1B, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 05/25/35	715,599
6,000,000	Carrington Mortgage Loan Trust, Series 05-OPT2, Class A1C, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 05/25/35	6,009,180
1,157,431	Centex Home Equity, Series 05-A, Class AV2, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 07/25/34	1,157,069
1,200,000	Centex Home Equity, Series 05-A, Class AV3, Variable Rate, 1 mo. LIBOR + .34%, 5.66%, due 01/25/35	1,202,812
8,000,000	Centex Home Equity, Series 05-C, Class AV3, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 06/25/35	8,000,000

See accompanying notes to the financial statements.

10

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
3,000,000	Centex Home Equity, Series 06-A, Class AV3, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 06/25/36	3,003,600
197,363	Citifinancial Mortgage Securities, Inc., Series 04-1, Class AF1, Variable Rate, 1 mo. LIBOR + .09%, 5.41%, due 04/25/34	197,639
8,531,000	Citigroup Mortgage Loan Trust, Inc, Series 06-WFHE2, Class A1, Variable Rate, 1 mo. LIBOR + .04%, 5.37%, due 08/25/36	8,533,559
2,500,868	Countrywide Asset-Backed Certificates, Series 04-14, Class A2, Variable Rate, 1 mo. LIBOR + .27%, 5.59%, due 06/25/35	2,501,933
573,936	Countrywide Asset-Backed Certificates, Series 05-4, Class AF1, Variable Rate, 1 mo. LIBOR + .13%, 5.45%, due 10/25/35	573,902
9,712,000	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, Variable Rate, 1 mo. LIBOR + .14%, 5.47%, due 02/25/37	9,712,000
6,201,167	Credit-Based Asset Servicing & Securitization, Series 06-RP1, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 04/25/36	6,201,167
9,000,000	First Franklin Mortgage Loan Asset Backed Certificates, Series 05-FFH2, Class A2, 144A, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 04/25/35	9,014,640
5,091,312	Fremont Home Loan Trust, Series 05-B, Class 2A2, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 04/25/35	5,092,177
7,164,123	Fremont Home Loan Trust, Series 05-C, Class 2A2, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 07/25/35	7,165,242
5,000,000	Fremont Home Loan Trust, Series 06-B, Class 2A3, Variable Rate, 1 mo. LIBOR + .16%, 5.55%, due 08/25/36	5,000,000
7,000,000	GE-WMC Mortgage Securities, Series 05-2, Class A2B, Variable Rate, 1 mo. LIBOR + .17%, 5.49%, due 12/25/35	7,008,750
10,000,000	GE-WMC Mortgage Securities, Series 06-1, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 5.48%, due 08/25/36	10,003,000
3,000,000	GreenPoint Mortgage Funding Trust, Series 05-HE4, Class 2A3C, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 07/25/30	3,002,812
10,500,000	GSAMP Trust, Series 05-HE3, Class A2B, Variable Rate, 1 mo. LIBOR + .22%, 5.54%, due 06/25/35	10,502,950
2,890,751	Household Home Equity Loan Trust, Series 05-2, Class A2, Variable Rate, 1 mo. LIBOR + .31%, 5.64%, due 01/20/35	2,897,527
2,031,595	Household Home Equity Loan Trust, Series 05-3, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 5.62%, due 01/20/35	2,035,722
2,100,000	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 10/25/35	2,105,862

See accompanying notes to the financial statements.

11

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
5,000,000	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 03/25/36	5,000,877
2,746,444	Master Asset-Backed Securities Trust, Series 06-HE1, Class A1, Variable Rate, 1 mo. LIBOR + .08%, 5.40%, due 01/25/36	2,747,295
3,000,000	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 06/25/36	2,999,826
6,760,000	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, Variable Rate, 1 mo. LIBOR + .15% Mabs, 5.48%, due 08/25/36	6,760,000
5,512,511	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 03/25/36	5,518,547
10,000,000	Merrill Lynch Mortgage Investors Trust, Class 06-SD1, Series A, Variable Rate, 1 mo. LIBOR + .28%, 1.19%, due 07/25/09	10,000,000
3,000,000	Morgan Stanley Home Equity Loans, Series 06-3, Class A3, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 04/25/36	2,962,500
936,161	New Century Home Equity Loan Trust, Series 05-3, Class A2A, Variable Rate, 1 mo. LIBOR + .09%, 5.41%, due 07/25/35	936,245
4,500,000	Nomura Home Equity Loan, Inc., Series 05-FM1, Class 2A2, Variable Rate, 1 mo. LIBOR + .22%, 5.54%, due 05/25/35	4,504,922
10,000,000	Nomura Home Equity Loan, Inc., Series 06-FM1, Class 2A3, Variable Rate, 1 mo. LIBOR + .15%, 5.48%, due 07/25/36	10,000,000
8,000,000	Option One Mortgage Loan Trust, Series 05-3, Class A4, Variable Rate, 1 mo. LIBOR + .25%, 5.57%, due 08/25/35	8,015,000
284,916	Ownit Mortgage Loan Asset Backed Certificates, Series 05-2, Class A2A, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 03/25/36	285,695
8,120,271	Park Place Securities, Inc., Series 05-WCW2, Class A2B, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 07/25/35	8,134,888
6,184,786	Park Place Securities, Inc., Series 05-WCWI, Class A3B, Variable Rate, 1 mo. LIBOR + .16%, 5.48%, due 09/25/35	6,188,651
7,530,198	People's Choice Home Loan Securities Trust, Series 05-3, Class 1A2, Variable Rate, 1 mo. LIBOR + .27%, 5.59%, due 08/25/35	7,540,468
7,000,000	People's Choice Home Loan Securities Trust, Series 05-4, Class 1A2, Variable Rate, 1 mo. LIBOR + .26%, 5.58%, due 12/25/35	7,018,620
2,277,494	RAAC Series Trust, Series 05-RP3, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 05/25/39	2,277,471
4,000,000	Residential Asset Mortgage Products, Inc., Series 05-RS4, Class A3, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 04/25/35	4,001,250

See accompanying notes to the financial statements.

12

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) — continued
5,249,776	Residential Asset Securities Corp., Series 04-KS12, Class AI2, Variable Rate, 1 mo. LIBOR + .23%, 5.55%, due 01/25/35	5,251,417
10,000,000	Securitized Asset Backed Receivables LLC Trust, Series 06-HE1, Class A2C, Variable Rate, 1 mo. LIBOR + .16%, 5.49%, due 07/25/36	9,999,953
1,181,401	Security National Mortgage Loan Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .29%, 5.68%, due 02/25/36	1,182,001
3,500,000	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, Variable Rate, 1 mo. LIBOR + .26%, 5.58%, due 10/25/35	3,508,190
429,553	Specialty Underwriting & Residential Finance, Series 05-BC2, Class A2A, Variable Rate, 1 mo. LIBOR + .10%, 5.42%, due 12/25/35	430,845
4,000,000	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 06/25/37	4,000,000
3,000,000	Structured Asset Investment Loan Trust, Series 06-1, Class A3, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 01/25/36	3,003,589
7,000,000	Structured Asset Securities Corp., Series 05-S6, Class A2, Variable Rate, 1 mo. LIBOR + .29%, 5.61%, due 11/25/35	7,013,930
5,721,482	Structured Asset Securities Corp., Series 05-WF1, Class A2, Variable Rate, 1 mo. LIBOR + .20%, 5.52%, due 02/25/35	5,730,082
		323,282,158
	Residential Mortgage-Backed Securities (Australian) — 3.0%
3,940,409	Australian Mortgage Securities II, Series G3, Class A1A, Variable Rate, 3 mo. LIBOR + .21%, 5.72%, due 01/10/35	3,949,865
4,800,455	Crusade Global Trust, Series 04-2, Class A1, Variable Rate, 3 mo. LIBOR + .13%, 5.52%, due 11/19/37	4,807,743
6,618,721	Crusade Global Trust, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR + .06%, 5.56%, due 07/20/38	6,611,044
10,185,689	Interstar Millennium Trust, Series 05-1G, Class A, Variable Rate, 3 mo. LIBOR + .12%, 5.39%, due 12/08/36	10,192,106
4,275,038	Medallion Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .08%, 5.53%, due 05/10/36	4,275,252
6,412,826	Medallion Trust, Series 06-1G, Class A1, Variable Rate, 3 mo. LIBOR + .05%, 5.37%, due 06/14/37	6,412,634
3,708,982	National RMBS Trust, Series 04-1, Class A1, Variable Rate, 3 mo. LIBOR + .11%, 5.52%, due 03/20/34	3,709,390

See accompanying notes to the financial statements.

13

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (Australian) — continued
2,962,014	Westpac Securitization Trust, Series 05-1G, Class A1, Variable Rate, 3 mo. LIBOR + .07%, 5.52%, due 03/23/36	2,961,481
		42,919,515
	Residential Mortgage-Backed Securities (European) — 6.1%
11,000,000	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, Variable Rate, 1 mo. LIBOR + .11%, 5.43%, due 09/20/66	11,003,300
4,000,000	Gracechurch Mortgage Funding Plc, Series 1A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.58%, due 10/11/41	4,001,133
1,142,850	Granite Master Issuer Plc, Series 05-1, Class A1, Variable Rate, 1 mo. LIBOR + .04%, 5.37%, due 12/20/19	1,142,863
5,000,000	Granite Master Issuer Plc, Series 05-2, Class A4, Variable Rate, 3 mo. LIBOR + .08%, 5.47%, due 12/20/54	5,000,000
10,000,000	Holmes Financing Plc, Series 10A, Class 4A1, 144A, Variable Rate, 3 mo. LIBOR + .08%, 5.55%, due 07/15/40	10,000,500
5,236,560	Leek Finance Plc, Series 15A, Class AB, 144A, Variable Rate, 3 mo. LIBOR + .14%, 5.56%, due 03/21/37	5,233,942
10,000,000	Leek Finance Plc, Series 16A, Class A2B, 144A, Variable Rate, 3 mo. LIBOR + .16%, 5.58%, due 09/21/37	10,011,600
3,000,000	Mound Financing Plc, Series 5A, Class 2A, 144A, Variable Rate, 3 mo. LIBOR + .04%, 5.54%, due 05/08/16	3,000,469
5,380,762	Paragon Mortgages Plc, Series 11A, Class A1, 144A, Variable Rate, 1 mo. LIBOR - .01%, 5.32%, due 10/15/41	5,379,686
5,000,000	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, Variable Rate, 3 mo. LIBOR + .11%, 5.63%, due 11/15/38	4,999,588
7,000,000	Paragon Mortgages Plc, Series 6A, Class A2A, 144A, Variable Rate, 3 mo. LIBOR + .35%, 5.68%, due 03/15/30	7,015,371
3,550,000	Permanent Financing Plc, Series 6, Class 2A, Variable Rate, 3 mo. LIBOR + .09%, 5.39%, due 12/10/11	3,555,822
5,000,000	Permanent Financing Plc, Series 7, Class 2A, Variable Rate, 3 mo. LIBOR + .04%, 5.43%, due 09/10/14	5,004,687
6,000,000	Permanent Financing Plc, Series 8, Class 2A, Variable Rate, 3 mo. LIBOR + .07%, 5.37%, due 06/10/14	6,010,740
4,239,620	Residential Mortgage Securities, Series 20A, Class A1B, 144A, Variable Rate, 3 mo. LIBOR + .07%, 5.52%, due 08/10/30	4,239,620
		85,599,321

See accompanying notes to the financial statements.

14

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	Student Loans — 5.7%
5,000,000	College Loan Corp. Trust, Series 04-1, Class A2, Variable Rate, 3 mo. LIBOR + .11%, 5.60%, due 04/25/16	5,004,687
2,000,000	College Loan Corp. Trust, Series 05-1, Class A1, Variable Rate, 3 mo. LIBOR + .03%, 5.52%, due 01/25/14	2,002,188
2,250,712	Collegiate Funding Services Education Loan Trust I, Series 05-A, Class A1, Variable Rate, 3 mo. LIBOR + .02%, 5.51%, due 09/29/14	2,250,712
4,348,837	Goal Capital Funding Trust, Series 06-1, Class A1, Variable Rate, 3 mo. LIBOR, 5.40%, due 08/25/20	4,348,778
4,081,681	Keycorp Student Loan Trust, Series 05-A, Class 2A1, Variable Rate, 3 mo. LIBOR + .05%, 5.53%, due 09/27/21	4,081,722
3,868,607	Montana Higher Education Student Assistance Corp., Series 05-1, Class A, Variable Rate, 3 mo. LIBOR + .04%, 5.45%, due 06/20/15	3,875,184
8,000,000	National Collegiate Student Loan Trust, Series 05-2, Class A2, Variable Rate, 1 mo. LIBOR + .15%, 5.47%, due 02/25/26	7,989,680
2,000,000	National Collegiate Student Loan Trust, Series 06-1, Class A2, Variable Rate, 1 mo. LIBOR + .14%, 5.46%, due 08/25/23	2,001,250
7,826,444	National Collegiate Student Loan Trust, Series 06-A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .08%, 5.40%, due 08/26/19	7,826,366
7,000,000	Nelnet Student Loan Corp., Series 04-2A, Class A3, Variable Rate, 3 mo. LIBOR + .10%, 5.50%, due 11/25/15	7,003,360
9,000,000	Nelnet Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + .05%, 5.49%, due 06/22/17	8,994,375
5,000,000	SLM Student Loan Trust, Series 05-3, Class A3, Variable Rate, 3 mo. LIBOR + .03%, 5.52%, due 07/25/16	4,995,808
3,579,372	SLM Student Loan Trust, Series 05-4, Class A1, Variable Rate, 3 mo. LIBOR + .01%, 5.50%, due 10/26/15	3,584,741
7,146,459	SLM Student Loan Trust, Series 05-6, Class A2, Variable Rate, 3 mo. LIBOR, 5.49%, due 07/25/16	7,148,692
3,155,111	SLM Student Loan Trust, Series 05-7, Class A1, Variable Rate, 3 mo. LIBOR, 5.49%, due 01/25/18	3,154,827
2,441,379	SLM Student Loan Trust, Series 06-1, Class A1, Variable Rate, 3 mo. LIBOR - .02%, 5.47%, due 01/25/12	2,441,379
4,000,000	Wachovia Student Loan Trust, Series 06-1, Class A1, 144A, Variable Rate, 3 mo. LIBOR - .02%, 5.51%, due 10/25/13	4,000,600
		80,704,349
	Total Asset-Backed Securities	1,258,192,157

See accompanying notes to the financial statements.

15

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($) / Principal Amount	Description	Value ($)
	Corporate Debt — 0.3%
5,000,000	TIAA Global Markets, 144A, Variable Rate, 3 mo. LIBOR + .10%, 5.60%, due 01/12/11	5,002,800
	U.S. Government — 3.6%
25,116,800	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (a) (b)	25,442,534
25,000,000	U.S. Treasury Note, 2.50%, due 10/31/06 (c)	24,890,625
		50,333,159
	U.S. Government Agency — 0.2%
2,419,707	Jamaica Aid, Variable Rate, 4 mo. LIBOR + .30%, 5.69%, due 10/01/18	2,419,707
	TOTAL DEBT OBLIGATIONS (COST $1,316,633,172)	1,315,947,823
	CALL OPTIONS PURCHASED — 0.4%
	Options on Interest Rate Swaps — 0.4%
97,000,000	USD Interest Rate Swaption, Expires 9/11/06, Strike 5.48%	1,478,475
98,000,000	USD Interest Rate Swaption, Expires 9/18/06, Strike 5.41%	1,018,244
98,000,000	USD Interest Rate Swaption, Expires 9/25/06, Strike 5.39%	953,432
98,000,000	USD Interest Rate Swaption, Expires 9/29/06, Strike 5.31%	591,773
87,000,000	USD Interest Rate Swaption, Expires 9/5/06, Strike 5.55%	1,753,465
		5,795,389
	TOTAL CALL OPTIONS PURCHASED (COST $2,758,169)	5,795,389
	PUT OPTIONS PURCHASED — 0.0%
	Options on Interest Rate Swaps — 0.0%
97,000,000	USD Interest Rate Swaption, Expires 9/11/06, Strike 5.48%	9,477
98,000,000	USD Interest Rate Swaption, Expires 9/18/06, Strike 5.41%	99,341
98,000,000	USD Interest Rate Swaption, Expires 9/25/06, Strike 5.39%	184,703
98,000,000	USD Interest Rate Swaption, Expires 9/29/06, Strike 5.31%	427,075
87,000,000	USD Interest Rate Swaption, Expires 9/5/06, Strike 5.55%	15
		720,611
	TOTAL PUT OPTIONS PURCHASED (COST $2,758,169)	720,611

See accompanying notes to the financial statements.

16

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 7.0%
	Money Market Funds — 0.5%
6,151,108	Merrimac Cash Series-Premium Class	6,151,108
	Other Short-Term Investments — 6.5%
15,000,000	Barton Capital Corp., 5.25%, due 9/12/06	14,975,938
15,000,000	Kitty Hawk Funding, 5.25%, due 9/6/06	14,989,063
15,000,000	Old Line Funding LLC, 5.26%, due 9/14/06	14,971,508
25,000,000	Sheffield Receivables, 5.30%, due 9/5/06	24,985,278
20,000,000	UBS Financial Services, 5.24%, due 9/7/06	19,982,533
2,153,000	Windmill Funding Corp., 5.27%, due 9/7/06	2,151,109
		92,055,429
	TOTAL SHORT-TERM INVESTMENTS (COST $98,206,537)	98,206,537
	TOTAL INVESTMENTS — 100.6% (Cost $1,420,356,047)	1,420,670,360
	Other Assets and Liabilities (net) — (0.6%)	(8,488,173)
	TOTAL NET ASSETS — 100.0%	$1,412,182,187

See accompanying notes to the financial statements.

17

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

A summary of outstanding financial instruments at August 31, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
9/05/06	AUD	128,000	$97,728	$(38)
9/01/06	CAD	1,918,000	1,735,275	(628)
9/05/06	CHF	556,000	451,720	(55)
9/05/06	EUR	344,500	441,356	51
9/01/06	JPY	5,718,000	48,707	(122)
9/01/06	SEK	7,157,000	987,608	(3,666)
				$(4,458)
Sales
9/05/06	JPY	3,555,000	$30,282	$17
9/05/06	SEK	207,000	28,564	(13)
				$4

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Sales
8,376	Eurodollar 90 Day	September 2007	$1,990,242,300	$(5,153,985)
91	U.S. Treasury Note 10 Yr.	December 2006	9,771,125	(30,889)
75	U.S. Treasury Note 5 Yr.	December 2006	7,883,203	(19,623)
				$(5,204,497)

As of August 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

18

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Swap Agreements

Credit Default Swaps

Notional Amount	Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Net Unrealized Appreciation (Depreciation)
13,000,000 USD	9/20/2010	Morgan Stanley	Receive	0.40%	Credit Swap	$112,265
		Capital Services Inc.			Eagle Creek CDO
7,000,000 USD	3/20/2013	Morgan Stanley Capital Services Inc.	Receive	0.25%	MS Synthetic 2006-1	(49,763)
5,000,000 USD	3/20/2015	Lehman Brothers	Receive	0.88%	Credit Swap AAA CDO	(43,579)
						$18,923

Interest Rate Swaps

Notional Amount	Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
320,400,000 EUR	10/4/2008	JP Morgan Chase Bank	Receive	3.92%	6 month EUR LIBOR	$1,326,251
400,500,000 USD	10/5/2008	Deutsche Bank AG	(Pay)	5.65%	3 month LIBOR	(3,523,420)
410,000,000 USD	11/3/2008	Deutsche Bank AG	(Pay)	5.39%	3 month LIBOR	(1,789,926)
2,960,000,000 SEK	11/3/2008	Deutsche Bank AG	Receive	3.70%	3 month SEK STIBOR	(129,230)
2,000,000,000 SEK	12/4/2008	Barclays Bank Plc	Receive	3.75%	3 month SEK STIBOR	(12,684)
1,500,000,000 SEK	12/4/2008	JP Morgan Chase Bank	Receive	3.75%	3 month SEK STIBOR	(9,513)
480,000,000 USD	12/5/2008	JP Morgan Chase Bank	(Pay)	5.17%	3 month LIBOR	(364,778)
508,000,000 AUD	12/20/2008	Deutsche Bank AG	Receive	6.35%	3 month AUD BBSW	790,169
202,000,000 CAD	12/20/2008	Deutsche Bank AG	Receive	4.50%	3 month Canadian Dollar Offering Rate	946,925
125,000,000 USD	12/20/2008	Deutsche Bank AG	Receive	5.50%	3 month LIBOR	883,693
398,000,000 USD	12/20/2008	JP Morgan Chase Bank	Receive	5.50%	3 month LIBOR	2,814,895
1,135,000,000 SEK	12/20/2008	Citigroup	Receive	3.60%	3 month SEK STIBOR	(495,344)
2,108,000,000 SEK	12/20/2008	Deutsche Bank AG	Receive	3.60%	3 month SEK STIBOR	(919,986)
2,042,000,000 SEK	12/20/2008	JP Morgan Chase Bank	Receive	3.60%	3 month SEK STIBOR	(891,182)
253,000,000 CHF	12/20/2008	Deutsche Bank AG	(Pay)	2.50%	6 month CHF LIBOR	(370,746)
114,000,000 CHF	12/20/2008	JP Morgan Chase Bank	(Pay)	2.50%	6 month CHF LIBOR	(167,055)
202,000,000 CHF	12/20/2008	Merrill Lynch Capital Services Inc.	(Pay)	2.50%	6 month CHF LIBOR	(296,010)
164,400,000 GBP	12/20/2008	Deutsche Bank AG	Receive	5.10%	6 month GBP LIBOR	(512,520)
60,500,000 GBP	12/20/2008	Merrill Lynch Capital Services Inc.	Receive	5.10%	6 month GBP LIBOR	(188,610)
16,800,000,000 JPY	12/20/2008	Citigroup	(Pay)	1.10%	6 month JPY LIBOR	(757,255)
18,300,000,000 JPY	12/20/2008	Deutsche Bank AG	(Pay)	1.10%	6 month JPY LIBOR	(825,815)

See accompanying notes to the financial statements.

19

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Interest Rate Swaps — continued

Notional Amount	Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
81,550,000,000 JPY	12/20/2008	JP Morgan Chase Bank	(Pay)	1.10%	6 month JPY LIBOR	$(3,675,844)
72,700,000,000 JPY	12/20/2008	Merrill Lynch Capital Services Inc.	(Pay)	1.10%	6 month JPY LIBOR	(3,276,932)
137,000,000 EUR	12/20/2008	JP Morgan Chase Bank	(Pay)	3.80%	6 motn EUR LIBOR	(92,358)
5,000,000 USD	2/7/2012	Deutsche Bank AG	(Pay)	4.34%	3 month LIBOR	207,878
114,000,000 USD	8/30/2013	Deutsche Bank AG	Receive	5.30%	3 month LIBOR	489,916
126,000,000 USD	8/30/2013	JP Morgan Chase Bank	Receive	5.30%	3 month LIBOR	534,172
15,000,000 USD	2/8/2015	JP Morgan Chase Bank	(Pay)	4.47%	3 month LIBOR	941,402
41,300,000 GBP	9/15/2016	Deutsche Bank AG	(Pay)	4.98%	6 month GBP LIBOR	(436,501)
568,400,000 SEK	9/19/2016	Deutsche Bank AG	Receive	4.28%	3 month SEK STIBOR	1,000,397
569,300,000 SEK	10/18/2016	Deutsche Bank AG	Receive	4.35%	3 month SEK STIBOR	1,366,934
42,800,000 GBP	10/18/2016	Citigroup	(Pay)	4.96%	6 month GBP LIBOR	(334,640)
90,800,000 USD	11/16/2016	JP Morgan Chase Bank	(Pay)	5.54%	3 month LIBOR	(1,772,616)
657,000,000 SEK	11/16/2016	Deutsche Bank AG	Receive	4.40%	3 month SEK STIBOR	1,877,890
48,000,000 CAD	12/20/2016	Deutsche Bank AG	(Pay)	4.80%	3 month Canadian Dollar Offering Rate	(875,872)
31,000,000 USD	12/20/2016	Deutsche Bank AG	(Pay)	5.50%	3 month LIBOR	(506,210)
97,000,000 USD	12/20/2016	JP Morgan Chase Bank	(Pay)	5.50%	3 month LIBOR	(1,583,948)
267,000,000 SEK	12/20/2016	Citigroup	(Pay)	4.30%	3 month SEK STIBOR	(422,134)
497,000,000 SEK	12/20/2016	Deutsche Bank AG	(Pay)	4.30%	3 month SEK STIBOR	(785,769)
481,000,000 SEK	12/20/2016	JP Morgan Chase Bank	(Pay)	4.30%	3 month SEK STIBOR	(760,473)
127,000,000 AUD	12/20/2016	Deutsche Bank AG	(Pay)	6.35%	6 month AUD BBSW	(1,439,930)
56,000,000 CHF	12/20/2016	Deutsche Bank AG	Receive	3.20%	6 month CHF LIBOR	1,226,851
26,000,000 CHF	12/20/2016	JP Morgan Chase Bank	Receive	3.20%	6 month CHF LIBOR	569,609
45,000,000 CHF	12/20/2016	Merrill Lynch Capital Services Inc.	Receive	3.20%	6 month CHF LIBOR	985,862
32,000,000 EUR	12/20/2016	JP Morgan Chase Bank	Receive	4.30%	6 month EUR LIBOR	904,460
38,000,000 GBP	12/20/2016	Deutsche Bank AG	(Pay)	5.00%	6 month GBP LIBOR	(577,461)
14,000,000 GBP	12/20/2016	Merrill Lynch Capital Services Inc.	(Pay)	5.00%	6 month GBP LIBOR	(212,749)
3,600,000,000 JPY	12/20/2016	Citigroup	Receive	2.15%	6 month JPY LIBOR	760,139
4,000,000,000 JPY	12/20/2016	Deutsche Bank AG	Receive	2.15%	6 month JPY LIBOR	844,598
17,500,000,000 JPY	12/20/2016	JP Morgan Chase Bank	Receive	2.15%	6 month JPY LIBOR	3,695,118
16,000,000,000 JPY	12/20/2016	Merrill Lynch Capital	Receive	2.15%	6 month JPY LIBOR	3,378,394
		Services Inc.
65,000,000 USD	8/30/2021	Deutsche Bank AG	(Pay)	5.43%	3 month LIBOR	(447,838)
71,000,000 USD	8/30/2021	JP Morgan Chase Bank	(Pay)	5.43%	3 month LIBOR	(470,951)
						$(3,380,747)

See accompanying notes to the financial statements.

20

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

BBSW - Bank Bill Swap Rate

CDO - Collateralized Debt Obligation

CMBS - Collateralized Mortgage Backed Security

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

MTN - Medium Term Note

STIBOR - Stockholm Interbank Offered Rate

Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 2006, which are subject to change based on the terms of the security.

(a)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(b)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 2).

(c)  All or a portion of this security has been segregated to cover collateral requirements on open swap contracts (Note 2).

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBR - British Pound

JPY - Japanese Yen

SEK - Swedish Krona

USD - United States Dollar

See accompanying notes to the financial statements.

21

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments, at value (cost $1,420,356,047) (Note 2)	$1,420,670,360
Cash	3,668,673
Receivable for Fund shares sold	2,700,000
Interest receivable	5,215,992
Unrealized appreciation on open forward currency contracts (Note 2)	68
Receivable for open swap contracts (Note 2)	25,657,818
Receivable for expenses reimbursed by Manager (Note 3)	24,056
Total assets	1,457,936,967
Liabilities:
Payable for investments purchased	10,000,000
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer fees	1,768
Unrealized depreciation on open forward currency contracts (Note 2)	4,522
Interest payable for open swap contracts	124,689
Payable for open swap contracts (Note 2)	29,019,642
Payable for closed swap contracts (Note 2)	1,099,755
Payable for variation margin on open futures contracts (Note 2)	1,078,153
Payable for option premiums (Note 2)	4,363,451
Accrued expenses	62,800
Total liabilities	45,754,780
Net assets	$1,412,182,187
Net assets consist of:
Net Capital(1)	$1,419,480,895
Net unrealized depreciation	(7,298,708)
$1,412,182,187
Shares outstanding	55,504,048
Net asset value per share	$25.44

(1)  Net capital includes net investment income (loss) and net realized gain (loss) on investments.

See accompanying notes to the financial statements.

22

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Interest	$30,197,863
Total investment income	30,197,863
Expenses:
Custodian, fund accounting agent and transfer agent fees	86,664
Audit and tax fees	41,308
Legal fees	10,396
Trustees fees and related expenses (Note 3)	8,502
Interest expense (Note 2)	14,271
Miscellaneous	7,544
Total expenses	168,685
Fees and expenses reimbursed by Manager (Note 3)	(142,692)
Net expenses	25,993
Net investment income (loss)	30,171,870
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(42,336)
Closed futures contracts	(8,149,973)
Closed swap contracts	(28,927,292)
Written options	12,992,868
Net realized gain (loss)	(24,126,733)
Change in net unrealized appreciation (depreciation) on:
Investments	1,896,142
Open futures contracts	(3,508,841)
Open swap contracts	4,562,389
Written options	(1,440,469)
Foreign currency, forward contracts and foreign currency related transactions	(4,561)
Net unrealized gain (loss)	1,504,660
Net realized and unrealized gain (loss)	(22,622,073)
Net increase (decrease) in net assets resulting from operations	$7,549,797

See accompanying notes to the financial statements.

23

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$30,171,870	$32,700,349
Net realized gain (loss)	(24,126,733)	(19,117,031)
Change in net unrealized appreciation (depreciation)	1,504,660	(9,650,704)
Net increase (decrease) in net assets from operations	7,549,797	3,932,614
Net share transactions (Note 7):	392,355,000	426,066,000
Total increase (decrease) in net assets	399,904,797	429,998,614
Net assets:
Beginning of period	1,012,277,390	582,278,776
End of period	$1,412,182,187	$1,012,277,390

See accompanying notes to the financial statements.

24

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28,
	(Unaudited)		2006		2005(a)
Net asset value, beginning of period	$25.23		$25.17		$25.00
Income (loss) from investment operations:
Net investment income (loss)†	0.67		0.96		0.15
Net realized and unrealized gain (loss)	(0.46)		(0.90)		0.02
Total from investment operations	0.21		0.06		0.17
Net asset value, end of period	$25.44		$25.23		$25.17
Total Return(b)	0.83	%**	0.24%		0.68	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,412,182		$1,012,277		$582,279
Net expenses to average daily net assets	0.00	%*(c)	0.00	%(c)	0.01	%*
Interest expense to average daily net assets	0.00	%*(c)	—		—
Total net expenses to average daily net assets	0.00	%*(c)	0.00	%(c)	0.00	%*
Net investment income to average daily net assets	5.24	%*	3.84%		2.21	%*
Portfolio turnover rate	53	%**	31%		8	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.03%		0.06	%*

(a)  Period from November 22, 2004 (commencement of operations) through February 28, 2005.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

(c)  Ratio is less than 0.01%.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

25

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO World Opportunity Overlay Fund (the "Fund"), which commenced operations on November 22, 2004, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of the JPMorgan U.S. 3 Month Cash Index. The Fund's investment program has two principal components. One component of the Fund's investment program involves the use of derivatives, primarily interest rate swap contracts, to seek to exploit misvaluations in world interest rates and to add value relative to the JPMorgan U.S. 3 Month Cash Index. The other component of the Fund's investment program involves making direct investments primarily in high quality U.S. and foreign fixed income securities, in particular asset-backed securities, to gain exposure to the JPMorgan U.S. 3 Month Cash Index (and to securities with similar characteristics to those in the benchmark) and to generate a core return.

Shares of the Fund are not publicly offered and are principally available only to other funds of the Trust and certain accredited investors.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

26

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and, at its discretion, may override a price supplied by a source (by taking a price supplied by another source).

Certain securities held by the Fund are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of August 31, 2006, the total value of these securities represented 34.3% of net assets.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

27

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no written options outstanding at the end of the period.

28

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

For the six months ended August 31, 2006, the Fund's investment activity in written option contracts was as follows:

	Puts		Calls
	Principal Amount of Contracts	Premiums	Principal Amount of Contracts	Premiums
Outstanding, beginning of period	$212,000,000	$1,374,150	$212,000,000	$1,374,150
Options written	—	—	350,000,000	945,000
Options exercised	(212,000,000)	(1,374,150)	—	—
Options expired	—	—	(562,000,000)	(2,319,150)
Options sold	—	—	—	—
Outstanding, end of period	$—	$—	$—	$—

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

29

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Loan agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. There were no loan agreements outstanding at the end of the period.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the

30

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. There were no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and broker-dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. There were no reverse repurchase agreements outstanding at the end of the period.

31

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the six months ended August 31, 2006, the Fund did not participate in securities lending.

Taxes

The Fund elected to be taxed as a partnership for federal income tax purposes. As a partnership, the Fund will not be subject to federal and state income tax. Instead, each shareholder is responsible for the tax liability or benefit related to his/her allocable share of taxable income or loss. Accordingly, no provision (benefit) for federal and state income taxes is reflected in the accompanying financial statements.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,420,356,047	$4,023,122	$(3,708,809)	$314,313

Distributions

The Fund does not intend to make any distributions to its shareholders but may do so in the sole discretion of the Trustees.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

32

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

3.  Fees and other transactions with affiliates

GMO does not charge the Fund any management or service fees for its services. In addition, the Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 (excluding fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes).

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $5,834 and $2,852, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $588,292,515 and $833,683,216, respectively.

33

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders

As of August 31, 2006, 63.0% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Both of the shareholders are other funds of the Trust. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2006, all of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
	Shares	Amount	Shares	Amount
Shares sold	25,935,456	$661,690,000	21,368,341	$535,516,000
Shares repurchased	(10,556,798)	(269,335,000)	(4,377,470)	(109,450,000)
Net increase (decrease)	15,378,658	$392,355,000	16,990,871	$426,066,000

34

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO World Opportunity Overlay Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement. The Trustees also considered the so-called "fallout benefits" to the Manager, such as the reputational value derived from serving as investment

35

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees did not consider possible economies of scale to the Manager because the Manager does not receive an advisory fee from the Fund.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

36

GMO World Opportunity Overlay Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio		Beginning Account Value	Ending Account Value	Net Expense Incurred*
1) Actual	0.00	%**	$1,000.00	$1,008.30	$0.00	***
2) Hypothetical	0.00	%**	$1,000.00	$1,025.21	$0.00	***

*  Expenses are calculated using the annualized expense ratio for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

**  Annualized net expense ratios are less than 0.01%.

***  Net expenses incurred are less than $0.01.

37

GMO International Core Equity Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO International Core Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	96.1%
Short-Term Investments	5.4
Preferred Stocks	0.5
Futures	0.1
Forward Currency Contracts	0.0
Other	(2.1)
100.0%
Country Summary	% of Equity Investments
Japan	26.7%
United Kingdom	24.4
France	11.2
Germany	9.4
Switzerland	6.4
Netherlands	6.0
Australia	2.9
Italy	2.9
Canada	2.4
Finland	2.1
Sweden	1.4
Spain	1.0
Belgium	0.8
Singapore	0.6
Hong Kong	0.5
Norway	0.5
Austria	0.5
Ireland	0.3
100.0%

1

GMO International Core Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2006 (Unaudited)

Industry Sector Summary	% of Equity Investments
Financials	29.8%
Consumer Discretionary	14.5
Materials	11.0
Energy	10.3
Industrials	9.5
Health Care	9.3
Consumer Staples	5.4
Utilities	4.5
Information Technology	3.3
Telecommunication Services	2.4
100.0%

2

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.1%
	Australia — 2.8%
141	Aristocrat Leisure Ltd	1,407
416,671	Australia and New Zealand Banking Group Ltd	8,650,831
926,532	BHP Billiton Ltd	19,516,445
204,777	Commonwealth Bank of Australia	7,136,329
581,561	Foster's Group Ltd	2,640,021
1,027,813	Investa Property Group	1,858,096
682,231	Mirvac Group Ltd	2,379,083
62,753	National Australia Bank Ltd	1,735,801
187,821	Rio Tinto Ltd	10,423,527
220,809	Santos Ltd	1,886,496
1,243,649	Telstra Corp Ltd	3,419,338
161,983	Woodside Petroleum Ltd	5,211,054
361,142	Woolworths Ltd	5,700,564
435,413	Zinifex Ltd	3,930,545
		74,489,537
	Austria — 0.4%
19,106	Austrian Airlines * (a)	159,007
38,160	Boehler Uddeholm (Bearer)	2,053,242
7,533	Flughafen Wien AG	610,675
2,960	Mayr-Melnhof Karton AG (Bearer)	519,565
88,416	OMV AG	4,719,160
89,884	Voestalpine AG	3,405,568
		11,467,217
	Belgium — 0.8%
8,432	Colruyt SA (a)	1,433,321
17,700	Delhaize Group	1,347,236
145,815	Dexia	3,745,988
267,276	Fortis	10,407,567
67,002	UCB SA	3,927,540
		20,861,652

See accompanying notes to the financial statements.

3

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Canada — 2.3%
89,900	Alcan Inc	4,043,182
144,100	Canadian Imperial Bank of Commerce	10,472,770
240,000	Canadian Natural Resources	12,600,380
156,600	EnCana Corp	8,217,498
205,300	Goldcorp Inc	5,674,401
25,400	Magna International Inc Class A	1,822,788
63,700	National Bank of Canada	3,456,156
223,600	Petro-Canada	9,548,467
124,200	Royal Bank of Canada	5,503,769
		61,339,411
	Finland — 2.1%
316,321	Fortum Oyj	8,500,095
77,100	Kesko Oyj Class B	3,265,576
168,700	Metso Oyj	6,284,110
60,750	Neste Oil Oyj	1,909,135
606,518	Nokia Oyj	12,676,950
206,600	Outokumpu Oyj (a)	5,256,682
172,202	Rautaruukki Oyj	5,033,544
320,849	Sampo Oyj Class A	6,641,550
1,880	Stora Enso Oyj (R Shares)	28,528
197,850	YIT Oyj	4,297,627
		53,893,797
	France — 10.9%
270,133	Alcatel SA *	3,384,948
57,332	Alstom *	5,407,117
269,795	Axa (a)	10,034,676
477,933	BNP Paribas	50,817,608
44,533	Cap Gemini SA	2,442,350
78,841	Carrefour SA	4,867,302
101,330	Cie de Saint-Gobain	7,517,555
419,209	Credit Agricole SA	17,034,505
31,083	Lafarge SA	4,007,294

See accompanying notes to the financial statements.

4

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	France — continued
48,852	L'Oreal SA	5,115,327
73,054	LVMH Moet Hennessy Louis Vuitton SA	7,525,412
60,058	Michelin SA Class B	4,078,957
147,025	Mittal Steel Company NV	4,906,806
222,114	Peugeot SA	12,532,310
188,470	Renault SA	21,961,336
44,953	Sanofi-Aventis	4,037,305
69,455	Schneider Electric SA	7,408,673
126,064	Societe Generale	20,362,143
109,357	Suez SA	4,682,345
1,114,881	Total SA	75,285,692
48,503	Vallourec SA	10,863,814
22,700	Vinci SA	2,457,388
		286,730,863
	Germany — 8.6%
44,108	Adidas AG	2,110,966
24,612	Allianz AG (Registered)	4,183,281
160,932	Altana AG	9,501,570
163,925	Bankgesellschaft Berlin AG *	995,648
258,486	Bayerische Motoren Werke AG	13,370,989
355	Celesio AG	18,125
561,374	Commerzbank AG	19,606,444
301,275	DaimlerChrysler AG (Registered)	15,885,986
457,279	Depfa Bank Plc	8,534,971
224,737	Deutsche Bank AG (Registered)	25,689,391
82,937	Deutsche Boerse AG	12,579,998
114,390	Deutsche Post AG (Registered)	2,897,147
100,121	E. On AG	12,709,378
50,222	Hochtief AG	2,853,615
151,055	MAN AG	11,557,937
30,317	Merck KGaA	3,005,814
154,471	Muenchener Rueckversicherungs AG (Registered)	23,224,240
9,555	Puma AG Rudolf Dassler Sport	3,326,988

See accompanying notes to the financial statements.

5

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
57,731	Salzgitter AG	5,171,532
51,621	SAP AG	9,855,398
181,044	Suedzucker AG	4,506,891
554,058	ThyssenKrupp AG	18,849,218
208,094	TUI AG (a)	4,082,387
153,765	Volkswagen AG (a)	12,275,315
		226,793,229
	Hong Kong — 0.5%
509,200	Cheung Kong Holdings Ltd	5,620,465
481,500	CLP Holdings Ltd	3,044,750
428,000	Hang Lung Group Co Ltd	1,158,127
636,500	Hong Kong Electric Holdings Ltd	3,043,341
283,000	Yue Yuen Industrial Holdings	818,680
		13,685,363
	Ireland — 0.3%
209,230	CRH Plc	7,242,337
63,149	DCC Plc	1,585,997
		8,828,334
	Italy — 2.7%
1,039,162	Banca Monte dei Paschi di Siena SPA (a)	6,320,986
203,463	Banca Popolare di Verona	6,046,553
1,421,766	ENI SPA	43,472,176
374,387	Fiat SPA * (a)	5,366,422
1,354,475	UniCredito Italiano SPA	10,793,650
		71,999,787
	Japan — 25.8%
24,580	Acom Co Ltd	1,096,875
288,900	Aeon Co Ltd	7,248,263
102,800	Astellas Pharma Inc	4,159,038
270,750	Canon Inc	13,450,406

See accompanying notes to the financial statements.

6

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
163,000	Chiyoda Corp	3,555,220
337,700	Chubu Electric Power Co Inc	9,138,984
381,000	Daido Steel Co Ltd	2,911,700
132,050	Daiei Inc * (a)	2,532,831
233,748	Daiichi Sankyo Co Ltd	6,440,404
459,000	Daikyo Inc * (a)	2,348,105
1,231,000	Daiwa Securities Group Inc	14,570,809
606	East Japan Railway Co	4,465,418
99,200	Eisai Co Ltd	4,711,346
754,000	Fuji Heavy Industries Ltd	4,347,391
1,524,000	Haseko Corp * (a)	5,428,393
1,515,300	Honda Motor Co Ltd	51,277,580
86,500	Hoya Corp	3,131,302
117,400	Ibiden Co Ltd	5,985,999
205,900	Isetan Co Ltd	3,460,482
1,196,000	Ishikawajima-Harima Heavy Industries Co Ltd (a)	3,463,606
808,000	Isuzu Motors Ltd (a)	2,609,610
1,414,000	Itochu Corp	11,808,360
569,000	Japan Steel Works Ltd (The) (a)	4,012,597
437,100	Kansai Electric Power Co Inc	10,471,965
128,000	Kao Corp	3,407,623
1,074,000	Kawasaki Heavy Industries Ltd (a)	3,379,732
166,000	Keisei Electric Railway Co (a)	1,004,257
595	Kenedix Inc (a)	2,851,598
1,287,000	Kobe Steel Ltd	4,095,452
868,000	Komatsu Ltd	15,752,503
57,300	Konami Corp	1,454,906
478,000	Kubota Corp	3,907,426
164,700	Kyushu Electric Power Co Inc	3,923,139
114,000	Leopalance21 Corp	4,023,309
1,440,000	Marubeni Corp	7,656,108
681,000	Mazda Motor Corp	4,342,945
895,200	Mitsubishi Corp	18,121,366
476,500	Mitsubishi Estate Co Ltd	10,213,959

See accompanying notes to the financial statements.

7

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
2,030,000	Mitsubishi Heavy Industries	8,469,235
1,299,000	Mitsubishi Materials Corp (a)	5,621,382
660,000	Mitsubishi Rayon Co Ltd	4,529,668
3,359	Mitsubishi UFJ Financial Group Inc	45,567,697
600,000	Mitsui & Co	8,657,366
184,000	Mitsui Fudosan Co Ltd	4,103,435
853,600	Mitsui Trust Holding Inc	9,941,522
2,545	Mizuho Financial Group Inc	20,500,629
156,000	NGK Spark Plug Co Ltd	3,161,807
399,500	Nikko Cordial Corp	5,038,456
312,000	Nikon Corp (a)	5,619,510
29,200	Nintendo Co Ltd	5,969,339
1,850	Nippon Telegraph & Telephone Corp	9,319,465
390,000	Nippon Yusen Kabushiki Kaisha	2,408,469
2,362,700	Nissan Motor Co	26,820,903
76,900	Nisshin Seifun Group Inc	820,570
709,500	Nomura Holdings Inc	13,612,781
4,547	NTT Docomo Inc	7,029,055
40,000	Ono Pharmaceutical Co Ltd	1,862,281
56,640	ORIX Corp	14,953,841
1,848,000	Osaka Gas Co Ltd	6,792,483
21,500	Promise Co Ltd	959,417
4,455	Resona Holdings Inc	13,970,766
645,000	Ricoh Company Ltd	12,619,547
78,800	Seven & I Holdings Co Ltd	2,771,140
119,900	Shinko Electric Industries Co Ltd	3,466,835
360,000	Softbank Corp (a)	6,226,009
112,700	Sony Corp	4,888,586
569,700	Sumitomo Corp	7,661,439
310,000	Sumitomo Light Metal Industry (a)	677,712
1,303,000	Sumitomo Metal Industries Ltd	5,338,553
602,000	Sumitomo Metal Mining Co Ltd	8,431,462
415	Sumitomo Mitsui Financial Group Inc	4,654,308
206,000	Sumitomo Realty & Development Co Ltd	6,038,671
477,000	Sumitomo Trust & Banking Co Ltd	5,051,039

See accompanying notes to the financial statements.

8

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
453,000	Taiheiyo Cement Co Ltd	1,697,655
104,000	Taisho Pharmaceutical Co Ltd	2,030,184
264,000	Takashimaya Co Ltd	3,311,702
574,900	Takeda Pharmaceutical Co Ltd	37,988,448
180,800	Tohoku Electric Power Co Inc	4,091,660
109,400	Tokyo Electric Power Co Inc	3,115,867
51,900	Tokyo Electron Ltd	3,399,063
1,276,000	Tokyo Gas Co Ltd	6,768,660
223,000	TonenGeneral Sekiyu KK	2,009,134
474,000	Toray Industries Inc	3,761,229
586,000	Toshiba Corp	4,156,440
735,400	Toyota Motor Corp	39,742,452
58,900	Yamada Denki Co Ltd	6,285,996
139,000	Yaskawa Electric Corp (a)	1,593,855
		680,268,730
	Netherlands — 5.8%
1,013,058	ABN Amro Holdings NV	28,898,580
827,977	Aegon NV	14,794,776
126,179	Akzo Nobel NV	7,266,859
154,373	Buhrmann NV (a)	2,101,359
19,303	Corio NV	1,299,638
12,700	Euronext NV	1,133,650
59,012	Euronext NV	5,313,894
848,581	Hagemeyer NV * (a)	4,291,019
51,431	Heineken Holding NV	2,062,389
271,973	Heineken NV	12,611,094
1,183,391	ING Groep NV	51,271,062
610,819	Koninklijke Ahold NV *	5,881,104
72,636	Koninklijke DSM	2,873,638
572,525	Reed Elsevier NV	9,199,510
94,154	TNT NV	3,541,670
11,869	Wereldhave NV	1,246,587
		153,786,829

See accompanying notes to the financial statements.

9

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Norway — 0.5%
239,675	Norsk Hydro ASA	6,173,500
255,300	Statoil ASA	6,892,874
		13,066,374
	Singapore — 0.6%
1,562,000	Capitaland Ltd	4,716,223
742,500	DBS Group Holdings Ltd	8,476,790
202,000	Keppel Corp Ltd	1,923,643
458,000	MobileOne Ltd	593,923
		15,710,579
	Spain — 1.0%
54,960	ACS Actividades de Construccion y Servicios SA	2,465,772
19,433	Fomento de Construcciones y Contratas SA	1,515,806
356,964	Iberdrola SA	13,265,198
312,116	Repsol YPF SA	8,979,982
		26,226,758
	Sweden — 1.4%
343,200	Atlas Copco AB Class A	8,853,573
221,950	Boliden AB	4,163,608
383,500	Electrolux AB	5,930,253
488,100	Sandvik AB	5,348,395
174,200	Skandinaviska Enskilda Banken AB Class A	4,507,890
122,800	Svenska Cellulosa AB (SCA)	5,261,052
157,050	Tele2 AB Class B (a)	1,554,957
		35,619,728
	Switzerland — 6.1%
1,720,682	ABB Ltd	22,896,527
116,644	Compagnie Financiere Richemont AG Class A	5,543,814
85,645	Credit Suisse Group	4,773,464
5,164	GHV-Split Vermoegensver *	6,616
48,852	Nestle SA (Registered)	16,784,128

See accompanying notes to the financial statements.

10

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued
120,160	Novartis AG (Registered)	6,854,885
4,306	Roche Holding AG (Bearer)	837,512
189,597	Roche Holding AG (Non Voting)	34,933,569
4,653	Serono SA	3,249,838
111,868	Swiss Reinsurance Co (Registered)	8,532,415
535,148	UBS AG (Registered)	30,251,547
120,245	Zurich Financial Services AG	27,409,520
		162,073,835
	United Kingdom — 23.5%
99,931	Alliance & Leicester Plc	1,953,254
615,238	Alliance Boots Plc	9,032,184
980,981	Anglo American Plc	42,445,659
890,005	AstraZeneca Plc	57,755,666
481,394	Aviva Plc	6,765,137
1,000,701	BAE Systems Plc	7,058,307
473,060	Barclays Plc	5,926,893
330,365	Barratt Developments Plc	6,249,679
385,057	BBA Group Plc	1,956,312
94,887	Berkeley Group Holdings Plc *	2,315,859
1,565,444	BG Group Plc	20,468,951
424,039	BHP Billiton Plc	8,089,417
471,678	British American Tobacco Plc	12,960,639
3,370,064	BT Group Plc	15,841,081
837,519	Cadbury Schweppes Plc	8,932,749
2,810,271	Centrica Plc	15,787,285
1,012,238	Cobham Plc	3,310,419
722,212	Compass Group Plc	3,511,114
1,654,930	DSG International Plc	6,462,844
1,862,992	GlaxoSmithKline Plc	52,853,726
276,101	GUS Plc	5,129,038
265,387	Hanson Plc	3,343,384
822,866	HBOS Plc	15,714,313
173,887	IMI Plc	1,673,724

See accompanying notes to the financial statements.

11

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
1,141,221	Imperial Chemical Industries Plc	8,094,208
499,432	Imperial Tobacco Group Plc	17,216,262
662,183	J Sainsbury Plc	4,493,344
1,050,873	Kingfisher Plc	4,720,958
279,518	Ladbrokes Plc	2,036,951
474,513	Lloyds TSB Group Plc	4,706,313
1,298,588	Man Group Plc	10,443,174
1,316,681	Marks & Spencer Group Plc	14,849,870
332,191	Next Plc	10,543,027
960,444	Rio Tinto Plc	48,454,120
710,774	Rolls-Royce Group Plc *	5,905,745
3,980,360	Royal & Sun Alliance Insurance Group	10,495,886
1,199,437	Royal Bank of Scotland Group	40,684,770
785,414	Royal Dutch Shell Group Class A	27,083,369
298,842	Royal Dutch Shell Plc A Shares	10,337,890
485,394	Royal Dutch Shell Plc B Shares	17,350,001
597,637	Scottish Power Plc	7,060,974
261,820	Scottish Power Plc (Deferred Shares) * (c)	—
220,362	Smith News Plc *	1,993,006
259,956	Standard Chartered Plc	6,510,924
210,567	Tate & Lyle Plc	2,935,730
1,030,749	Taylor Woodrow Plc	6,731,906
486,015	Tomkins Plc	2,635,068
219,731	United Utilities Plc	2,874,346
7,875,961	Vodafone Group Inc	17,068,702
682,228	Wimpey (George) Plc	6,510,439
320,574	Xstrata Plc	14,427,153
		621,701,770
	TOTAL COMMON STOCKS (COST $2,221,489,303)	2,538,543,793

See accompanying notes to the financial statements.

12

GMO International Core Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	PREFERRED STOCKS — 0.5%
	Germany — 0.4%
18,455	Fresenius Medical Care AG (Non Voting) 1.12%	3,166,402
22,956	Henkel KGaA 1.34%	2,930,829
103,417	Volkswagen AG 2.70%	5,840,397
		11,937,628
	Italy — 0.1%
717,501	Compagnia Assicuratrice Unipol 3.80%	2,165,881
	TOTAL PREFERRED STOCKS (COST $9,965,436)	14,103,509
	SHORT-TERM INVESTMENTS — 5.4%
72,361,004	Boston Global Investment Trust - Enhanced Portfolio (b)	72,361,004
69,800,000	Societe Generale Time Deposit, 5.27%, due 09/01/06	69,800,000
	TOTAL SHORT-TERM INVESTMENTS (COST $142,161,004)	142,161,004
	TOTAL INVESTMENTS — 102.0% (Cost $2,373,615,743)	2,694,808,306
	Other Assets and Liabilities (net) — (2.0%)	(53,738,216)
	TOTAL NET ASSETS — 100.0%	$2,641,070,090

See accompanying notes to the financial statements.

13

GMO International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

A summary of outstanding financial instruments at August 31, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
11/22/06	CHF	150,475,181	$123,247,069	$68,209
11/22/06	HKD	197,348,072	25,435,713	(11,776)
11/22/06	JPY	11,659,891,845	100,412,071	(938,138)
11/22/06	NOK	375,319,761	59,651,260	(490,431)
11/22/06	SEK	724,788,493	100,605,823	(974,759)
11/22/06	SGD	1,843,810	1,176,154	(416)
				$(2,347,311)
Sales
11/22/06	AUD	83,803,337	$63,882,781	$(87,934)
11/22/06	CAD	2,510,259	2,276,818	(20,768)
11/22/06	EUR	111,172,319	143,087,557	91,469
11/22/06	GBP	66,895,491	127,507,957	(989,317)
				$(1,006,550)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
413	DAX	September 2006	$77,528,568	$5,734,912
713	MSCI Singapore	September 2006	26,893,522	404,756
92	TOPIX	September 2006	12,809,234	502,911
				$6,642,579
Sales
9	AEX	September 2006	$1,082,469	$6,178
36	CAC40	September 2006	2,383,093	16,961
59	FTSE 100	September 2006	6,631,930	(135,295)
1	HANG SENG	September 2006	111,723	(399)
4	IBEX 35	September 2006	623,100	2,890
31	OMXS30	September 2006	424,567	2,614
432	S&P Toronto 60	September 2006	53,358,039	(4,481,482)
3	S&P/MIB	September 2006	730,698	1,207
5	SPI 200	September 2006	487,113	(2,786)
				$(4,590,112)

As of August 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

14

GMO International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  All or a portion of this security represents investment of security lending collateral (Note 2).

(c)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

As of August 31, 2006, 94.0% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

Currency Abbreviations:

AUD - Australian Dollar CAD - Canadian Dollar CHF - Swiss Franc EUR - Euro GBP - British Pound	HKD - Hong Kong Dollar JPY - Japanese Yen NOK - Norwegian Krone SEK - Swedish Krona SGD - Singapore Dollar

See accompanying notes to the financial statements.

15

GMO International Core Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments, at value, including securities on loan of $66,123,557 (cost $2,373,615,743) (Note 2)	$2,694,808,306
Cash	91,701
Foreign currency, at value (cost $4,251,144) (Note 2)	4,275,916
Receivable for investments sold	3,976,507
Dividends and interest receivable	6,029,622
Foreign taxes receivable	1,231,489
Unrealized appreciation on open forward currency contracts (Note 2)	159,678
Receivable for collateral on open futures contracts (Note 2)	11,500,000
Receivable for variation margin on open futures contracts (Note 2)	177,259
Receivable for expenses reimbursed by Manager (Note 3)	95,263
Total assets	2,722,345,741
Liabilities:
Collateral on securities loaned, at value (Note 2)	72,361,004
Payable for investments purchased	3,979,051
Payable for Fund shares repurchased	36,550
Payable to affiliate for (Note 3):
Management fee	823,359
Shareholder service fee	211,011
Trustees and Chief Compliance Officer fees	4,936
Unrealized depreciation on open forward currency contracts (Note 2)	3,513,539
Accrued expenses	346,201
Total liabilities	81,275,651
Net assets	$2,641,070,090

See accompanying notes to the financial statements.

16

GMO International Core Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$2,191,701,726
Accumulated undistributed net investment income	40,580,303
Accumulated net realized gain	88,828,848
Net unrealized appreciation	319,959,213
$2,641,070,090
Net assets attributable to:
Class III shares	$816,545,286
Class IV shares	$984,531,231
Class VI shares	$839,993,573
Shares outstanding:
Class III	21,832,903
Class IV	26,328,608
Class VI	22,467,279
Net asset value per share:
Class III	$37.40
Class IV	$37.39
Class VI	$37.39

See accompanying notes to the financial statements.

17

GMO International Core Equity Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $5,093,354)	$44,965,912
Interest (including securities lending income of $1,431,488)	5,288,820
Total investment income	50,254,732
Expenses:
Management fee (Note 3)	4,689,214
Shareholder service fee – Class III (Note 3)	657,591
Shareholder service fee – Class IV (Note 3)	405,569
Shareholder service fee – Class VI (Note 3)	189,738
Custodian and fund accounting agent fees	457,516
Transfer agent fees	22,724
Audit and tax fees	30,777
Legal fees	23,092
Trustees fees and related expenses (Note 3)	18,902
Registration fees	5,336
Miscellaneous	22,540
Total expenses	6,522,999
Fees and expenses reimbursed by Manager (Note 3)	(558,371)
Net expenses	5,964,628
Net investment income (loss)	44,290,104
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	87,352,876
Closed futures contracts	2,852,488
Foreign currency, forward contracts and foreign currency related transactions	(641,170)
Net realized gain (loss)	89,564,194
Change in net unrealized appreciation (depreciation) on:
Investments	50,298,869
Open futures contracts	(1,674,534)
Foreign currency, forward contracts and foreign currency related transactions	(3,399,246)
Net unrealized gain (loss)	45,225,089
Net realized and unrealized gain (loss)	134,789,283
Net increase (decrease) in net assets resulting from operations	$179,079,387

See accompanying notes to the financial statements.

18

GMO International Core Equity Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$44,290,104	$25,593,534
Net realized gain (loss)	89,564,194	62,485,553
Change in net unrealized appreciation (depreciation)	45,225,089	184,448,363
Net increase (decrease) in net assets from operations	179,079,387	272,527,450
Distributions to shareholders from:
Net investment income
Class III	(2,255,032)	(3,605,459)
Class IV	(2,110,161)	(5,874,542)
Class VI	(2,325,149)	—
Total distributions from net investment income	(6,690,342)	(9,480,001)
Net realized gains
Class III	(13,981,201)	(19,637,551)
Class IV	(12,946,714)	(23,339,375)
Class VI	(13,168,393)	—
Total distributions from net realized gains	(40,096,308)	(42,976,926)
	(46,786,650)	(52,456,927)
Net share transactions (Note 7):
Class III	(56,679,777)	395,557,147
Class IV	(257,414,853)	811,200,322
Class VI	819,000,459	—
Increase (decrease) in net assets resulting from net share transactions	504,905,829	1,206,757,469
Total increase (decrease) in net assets	637,198,566	1,426,827,992
Net assets:
Beginning of period	2,003,871,524	577,043,532
End of period (including accumulated undistributed net investment income of $40,580,303 and $2,980,541, respectively)	$2,641,070,090	$2,003,871,524

See accompanying notes to the financial statements.

19

GMO International Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003	2002(a)
Net asset value, beginning of period	$35.23		$30.81	$26.75	$18.04	$20.40	$20.00
Income (loss) from investment operations:
Net investment income (loss)†	0.66		0.72	0.55	0.40	0.37	0.02
Net realized and unrealized gain (loss)	2.20		4.79	4.54	8.81	(2.03)	0.38
Total from investment operations	2.86		5.51	5.09	9.21	(1.66)	0.40
Less distributions to shareholders:
From net investment income	(0.10)		(0.16)	(0.54)	(0.50)	(0.70)	—
From net realized gains	(0.59)		(0.93)	(0.49)	—	—	—
Total distributions	(0.69)		(1.09)	(1.03)	(0.50)	(0.70)	—
Net asset value, end of period	$37.40		$35.23	$30.81	$26.75	$18.04	$20.40
Total Return(b)	8.16	%**	18.26%	19.20%	51.46%	(8.28)%	2.00	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$816,545		$820,336	$321,463	$201,333	$68,047	$47,081
Net expenses to average daily net assets	0.53	%*	0.54%	0.55%	0.55%	0.55%	0.55	%*
Net investment income to average daily net assets	3.59	%*	2.26%	1.98%	1.77%	1.82%	1.56	%*
Portfolio turnover rate	20	%**	43%	45%	43%	64%	—	(c)
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.10%	0.14%	0.27%	0.39%	1.89	%*

(a)  Period from January 29, 2002 (commencment of operations) through February 28, 2002.

(b)  Total returns would have been lower had certain expenses not been reimbursed during the periods shown.

(c)  Portfolio turnover rate was less than 1%.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

20

GMO International Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004(a)
Net asset value, beginning of period	$35.21		$30.80	$26.75	$21.08
Income (loss) from investment operations:
Net investment income (loss)†	0.67		0.65	0.56	0.16
Net realized and unrealized gain (loss)	2.20		4.87	4.54	6.03
Total from investment operations	2.87		5.52	5.10	6.19
Less distributions to shareholders:
From net investment income	(0.10)		(0.18)	(0.56)	(0.52)
From net realized gains	(0.59)		(0.93)	(0.49)	—
Total distributions	(0.69)		(1.11)	(1.05)	(0.52)
Net asset value, end of period	$37.39		$35.21	$30.80	$26.75
Total Return(b)	8.20	%**	18.31%	19.24%	29.71	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$984,531		$1,183,535	$255,580	$24,134
Net expenses to average daily net assets	0.47	%*	0.48%	0.49%	0.49	%*
Net investment income to average daily net assets	3.66	%*	1.98%	2.01%	0.99	%*
Portfolio turnover rate	20	%**	43%	45%	43	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.11%	0.14%	0.26	%*

(a)  Period from June 30, 2003 (commencement of operations) through February 29, 2004.

(b)  Total returns would have been lower had certain expenses not been reimbursed during the periods shown.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for year ended February 29, 2004.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

21

GMO International Core Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout the period)

	Period from March 28, 2006 (commencement of operations) through August 31, 2006 (Unaudited)
Net asset value, beginning of period	$36.09
Income (loss) from investment operations:
Net investment income (loss)†	0.55
Net realized and unrealized gain (loss)	1.44
Total from investment operations	1.99
Less distributions to shareholders:
From net investment income	(0.10)
From net realized gains	(0.59)
Total distributions	(0.69)
Net asset value, end of period	$37.39
Total Return(a)	5.58	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$839,994
Net expenses to average daily net assets	0.44	%*
Net investment income to average daily net assets	3.50	%*
Portfolio turnover rate	20	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*

(a)  Total return would have been lower had certain expenses not been reimbursed during the period shown.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the six months ended August 31, 2006.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

22

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO International Core Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund commenced operations following an in-kind purchase of shares by GMO International Disciplined Equity Fund ("Predecessor Fund") effected as of the close of business on September 16, 2005. For tax purposes, this transaction met all requirements for a tax-free transaction under the Internal Revenue Code, and consequently the Fund retained the Predecessor Fund's basis and holding period in each asset contributed in-kind. For accounting purposes, the Fund recorded a cost for each in-kind asset contributed by the Predecessor Fund equal to such asset's historical cost. For tax and accounting purposes, the Fund is treated as a continuation of the the Predecessor Fund's operations. Therefore, the Financial Statements reflect the performance and operational history of the Predecessor Fund prior to September 16, 2005.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming the MSCI EAFE Index. The Fund typically makes equity investments in companies from developed countries, other than the U.S.

As of August 31, 2006, the Fund had three classes of shares outstanding: Class III, Class IV and Class VI. Class VI shares commenced operations on March 28, 2006. Each class of shares bears a different level of shareholder service fees.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market

23

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

24

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no written option contracts outstanding at the end of the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to

25

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there

26

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2006, the Fund had loaned securities having a market value of $66,123,557, collateralized by cash in the amount of $72,361,004 which was invested in the Boston Global Investment Trust – Enhanced Portfolio.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

27

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,374,614,983	$352,458,811	$(32,265,488)	$320,193,323

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

For the period ended August 31, 2006, the Fund had gross gains attributed to redemption in-kind transactions of $27,258,704.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund

28

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.38% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of 0.15% for Class III shares, 0.09% for Class IV shares and 0.055% for Class VI shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO")(excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes) exceed 0.38% of the Fund's average daily net assets.

The Fund's portion of the fee paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $12,461 and $6,716, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $989,134,099 and $473,027,618, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The

29

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholder and related parties

As of August 31, 2006, 12.0% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

As of August 31, 2006, 0.2% of the Fund's shares were held by five related parties comprised of certain GMO employee accounts, and 19.7% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares Sold	5,026,050	$183,724,308	14,144,079	$438,166,388
Shares issued to shareholders in reinvestment of distributions	391,840	14,227,708	610,012	19,747,732
Shares repurchased	(6,871,877)	(254,631,793)	(1,436,989)	(47,278,262)
Redemption in-kind	—	—	(462,581)	(15,078,711)
Net increase (decrease)	(1,453,987)	$(56,679,777)	12,854,521	$395,557,147

30

GMO International Core Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class IV:	Shares	Amount	Shares	Amount
Shares Sold	7,903,816	$293,463,734	24,636,218	$788,940,573
Shares issued to shareholders in reinvestment of distributions	398,306	14,458,512	854,891	28,092,886
Shares repurchased	(15,586,408)	(565,337,099)	(175,618)	(5,833,137)
Net increase (decrease)	(7,284,286)	$(257,414,853)	25,315,491	$811,200,322
	Period from March 28, 2006 (commencement of operations) through August 31, 2006 (Unaudited)
Class VI:	Shares	Amount
Shares Sold	23,560,060	$860,506,917
Shares issued to shareholders in reinvestment of distributions	426,937	15,493,542
Shares repurchased	(1,519,718)	(57,000,000)
Net increase (decrease)	22,467,279	$819,000,459

31

GMO International Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO International Core Equity Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

Noting that the Fund is the successor to GMO International Disciplined Equity Fund (the "Predecessor Fund"), a former series of the Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund, the Trustees considered investment performance and fee and expense information of the Predecessor Fund for periods ending on or before September 16, 2005. In particular, the Trustees noted that the Fund's advisory fee was 0.02% lower than the Predecessor Fund's advisory fee.

In addition, the Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the

32

GMO International Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's

33

GMO International Core Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

34

GMO International Core Equity Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, as outlined in the notes to the table below.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

35

GMO International Core Equity Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2006 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred
Class III
1	) Actual	0.53%	$1,000.00	$1,081.60	$2.78	(a)
2	) Hypothetical	0.53%	$1,000.00	$1,022.53	$2.70	(a)
Class IV
1	) Actual	0.47%	$1,000.00	$1,082.00	$2.47	(a)
2	) Hypothetical	0.47%	$1,000.00	$1,022.84	$2.40	(a)
Class VI
1	) Actual	0.44%	$1,000.00	$1,055.80	$1.93	(b)
2	) Hypothetical	0.44%	$1,000.00	$1,022.99	$2.24	(a)

(a)  For the period March 1, 2006 through August 31, 2006. Expense is calculated using the Class's annualized net expense ratio for the period ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

(b)  For the period March 28, 2006 (commencement of operations) through August 31, 2006. Expense is calculated using the Class's annualized net expense ratios for the period ended August 31, 2006, multiplied by the average account value over the period, multiplied by 156 days in the period, divided by 365 days in the year.

36

GMO International Growth Equity Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO International Growth Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	94.3%
Short-Term Investments	6.8
Preferred Stocks	0.5
Forward Currency Contracts	0.0
Futures	(0.1)
Other	(1.5)
100.0%
Country Summary	% of Equity Investments
Japan	27.5%
United Kingdom	20.6
France	9.2
Germany	5.2
Netherlands	5.1
Switzerland	5.0
Australia	4.6
Canada	4.3
Sweden	3.4
Italy	3.3
Finland	2.4
Norway	1.9
Belgium	1.6
Spain	1.4
Hong Kong	1.3
Ireland	1.2
Singapore	0.7
Denmark	0.6
Austria	0.5
China	0.2
100.0%

1

GMO International Growth Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2006 (Unaudited)

Industry Sector Summary	% of Equity Investments
Financials	22.0%
Consumer Discretionary	15.7
Energy	15.3
Materials	11.8
Health Care	10.4
Industrials	9.1
Information Technology	6.0
Consumer Staples	5.0
Utilities	3.5
Telecommunication Services	1.2
100.0%

2

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.3%
	Australia — 4.4%
779,120	Amcor Ltd	3,989,237
371,074	Australia and New Zealand Banking Group Ltd	7,704,156
347,772	BHP Billiton Ltd	7,325,460
231,005	CSL Ltd	8,946,556
3,842,415	CSR Ltd	9,221,742
907,140	Foster's Group Ltd	4,118,000
1,850,875	Harvey Norman Holdings Ltd	4,853,722
1,625,621	Insurance Australia Group Ltd	6,655,853
1,856,970	Lihir Gold Ltd *	4,288,551
154,975	Macquarie Bank Ltd	7,645,148
442,099	Newcrest Mining Ltd	6,566,587
1,702,007	Promina Group Ltd	7,628,741
453,052	QBE Insurance Group Ltd	8,239,393
207,124	Rio Tinto Ltd	11,494,789
142,821	Westfarmers Ltd	3,659,304
436,502	Westpac Banking Corp	7,779,805
440,810	Woodside Petroleum Ltd	14,181,024
496,469	Woolworths Ltd	7,836,678
521,093	Worleyparsons Ltd	7,172,521
858,263	Zinifex Ltd	7,747,682
		147,054,949
	Austria — 0.5%
106,464	Oesterreichische Elektrizitaetswirtschafts AG Class A (a)	5,361,836
124,910	OMV AG	6,667,009
170,473	Telekom Austria AG	4,181,646
		16,210,491
	Belgium — 1.5%
40,143	Colruyt SA	6,823,745
359,333	Fortis	13,992,212
89,880	Inbev NV	4,664,049
60,087	KBC Groep NV	6,471,455

See accompanying notes to the financial statements.

3

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Belgium — continued
161,021	UCB SA	9,438,769
51,120	Umicore	7,439,215
		48,829,445
	Canada — 4.1%
251,800	Barrick Gold Corp	8,429,024
68,200	Canadian Imperial Bank of Commerce	4,956,578
173,600	Canadian National Railway Co	7,405,446
376,900	Canadian Natural Resources	19,787,847
58,400	Canadian Oil Sands Trust	1,785,868
154,700	Canadian Pacific Railway Ltd	7,599,937
297,700	EnCana Corp	15,621,641
391,300	Goldcorp Inc	10,815,358
287,000	Nexen Inc	16,719,379
478,520	Petro-Canada	20,434,401
297,800	Royal Bank of Canada	13,196,638
120,700	Teck Corp Class B	8,037,203
135,900	Trican Well Service Ltd	2,770,132
		137,559,452
	China — 0.2%
2,206,000	Foxconn International Holdings *	5,824,538
	Denmark — 0.5%
118,050	Novo-Nordisk A/S	8,719,129
321,700	Vestas Wind Systems A/S * (a)	9,010,451
		17,729,580
	Finland — 2.3%
364,000	Fortum Oyj	9,781,312
260,700	Metso Oyj	9,711,128
196,800	Neste Oil Oyj	6,184,656
1,417,650	Nokia Oyj	29,630,577
171,050	Rautaruukki Oyj	4,999,871

See accompanying notes to the financial statements.

4

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Finland — continued
462,600	Sampo Oyj Class A	9,575,785
333,400	YIT Oyj	7,241,995
		77,125,324
	France — 8.7%
191,657	BNP Paribas	20,378,485
51,990	Bouygues	2,739,073
105,258	Business Objects SA *	2,938,167
102,165	Carrefour SA	6,307,225
264,084	Credit Agricole SA	10,731,020
70,222	Electricite de France	3,993,588
26,713	Essilor International SA	2,765,901
232,548	European Aeronautic Defense and Space Co	7,017,715
61,759	Hermes International	5,242,240
78,677	LVMH Moet Hennessy Louis Vuitton SA	8,104,646
30,199	Neopost SA	3,527,677
263,596	Peugeot SA	14,872,843
266,158	Renault SA	31,013,877
56,282	Sanofi-Aventis	5,054,782
130,411	Societe Generale	21,064,280
1,908,652	Total SA	128,887,466
79,630	Vallourec SA	17,835,711
		292,474,696
	Germany — 4.4%
117,448	Altana AG	6,934,236
194,692	Bayerische Motoren Werke AG	10,071,047
87,191	Continental AG	9,338,696
252,488	Depfa Bank Plc	4,712,610
113,891	Deutsche Boerse AG	17,275,143
40,304	Deutsche Postbank AG	3,158,258
40,895	Fresenius Medical Care AG & Co	5,391,102
100,529	Hypo Real Estate Holding AG	6,241,180
30,641	MAN AG	2,344,489

See accompanying notes to the financial statements.

5

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
49,499	Merck KGaA	4,907,635
24,458	Puma AG Rudolf Dassler Sport	8,516,114
86,182	Salzgitter AG	7,720,166
96,926	SAP AG	18,504,955
42,468	Siemens AG (Registered)	3,608,053
113,268	Solarworld AG (a)	6,650,020
111,708	Stada Arzneimittel AG (a)	5,444,641
262,334	ThyssenKrupp AG	8,924,681
355,433	United Internet AG (Registered)	4,773,434
113,577	Volkswagen AG	9,067,040
27,341	Wincor Nixdorf AG	3,817,861
		147,401,361
	Hong Kong — 1.3%
547,000	Cheung Kong Holdings Ltd	6,037,696
1,943,000	CLP Holdings Ltd	12,286,500
563,500	Esprit Holdings Ltd	4,678,747
1,618,000	Hong Kong Electric Holdings Ltd	7,736,255
709,500	Hong Kong Exchanges and Clearing Ltd	4,810,706
2,583,600	Li & Fung Ltd	6,142,372
		41,692,276
	Ireland — 1.1%
452,185	Anglo Irish Bank Corp	7,476,026
627,245	C&C Group Plc	7,006,464
406,942	CRH Plc	14,085,988
155,571	DCC Plc	3,907,189
226,548	Kerry Group Plc	5,048,324
		37,523,991
	Italy — 3.1%
95,925	Assicurazioni Generali SPA	3,613,474
363,739	Banca Popolare di Verona (a)	10,809,667
2,472,075	ENI SPA	75,586,615

See accompanying notes to the financial statements.

6

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
1,836,929	UniCredito Italiano SPA	14,638,269
		104,648,025
	Japan — 26.1%
63,960	Acom Co Ltd	2,854,197
717,900	Aeon Co Ltd	18,011,519
88,675	Aiful Corp	3,540,904
205,600	Aisin Seiki Co Ltd	6,213,945
130,400	ARRK Corp	1,566,796
248,400	Astellas Pharma Inc	10,049,660
832,050	Canon Inc	41,334,850
468	Central Japan Railway Co	5,055,715
393,000	Chiyoda Corp	8,571,788
292,700	Chubu Electric Power Co Inc	7,921,175
245,800	Daiichi Sankyo Co Ltd	6,772,470
956,000	Daikyo Inc * (a)	4,890,607
410,000	Daimaru Inc (The)	5,036,311
395,200	Denso Corp	13,705,952
1,391	East Japan Railway Co	10,249,830
53,500	Fanuc Ltd	4,226,214
83,600	Fast Retailing Co Ltd	7,773,386
657,000	Fuji Heavy Industries Ltd	3,788,111
2,709,400	Honda Motor Co Ltd	91,685,789
392,100	Hoya Corp	14,194,030
208,000	Ibiden Co Ltd	10,605,517
579	Inpex Holdings Inc *	5,109,390
1,235,000	Itochu Corp	10,313,526
941,000	Japan Steel Works Ltd (The) (a)	6,635,946
130,600	JFE Holdings Inc	5,298,273
299,000	JGC Corp	5,343,200
188,700	JSR Corp	4,465,890
157,000	Kansai Electric Power Co Inc	3,761,378
1,625,000	Kawasaki Heavy Industries Ltd (a)	5,113,654
616,000	Kawasaki Kisen Kaisha Ltd (a)	3,992,662

See accompanying notes to the financial statements.

7

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
25,200	Keyence Corp	5,794,961
403,000	Kirin Brewery Co Ltd	5,587,744
4,577	KK DaVinci Advisors *	4,100,984
1,572,000	Kobe Steel Ltd	5,002,371
463,000	Komatsu Ltd	8,402,545
339,500	Konica Minolta Holdings Inc *	4,420,331
543,000	Kubota Corp	4,438,770
279,500	Leopalance21 Corp	9,864,165
124,200	Makita Corp	3,638,774
270,500	Marui Co Ltd	4,004,519
2,072,000	Mazda Motor Corp	13,213,776
235,700	Mitsubishi Corp	4,771,231
705,000	Mitsubishi Estate Co Ltd	15,111,944
731,000	Mitsubishi Gas Chemical Co Inc	7,926,077
879,000	Mitsubishi Heavy Industries	3,667,221
781,000	Mitsubishi Rayon Co Ltd	5,360,107
3,105	Mitsubishi UFJ Financial Group Inc	42,121,971
666,000	Mitsui Fudosan Co Ltd	14,852,652
705,000	Mitsui OSK Lines Ltd (a)	5,352,498
656,000	Mitsui Sumitomo Insurance Co Ltd	7,967,444
1,085,000	Mitsui Trust Holding Inc	12,636,542
53,800	Murata Manufacturing Co Ltd	3,682,461
295,000	NGK Spark Plug Co Ltd	5,979,058
57,800	Nidec Corp	4,173,674
243,000	Nikon Corp (a)	4,376,734
56,100	Nintendo Co Ltd	11,468,491
996	Nippon Telegraph & Telephone Corp	5,017,398
451,000	Nissan Chemical Industries Ltd	5,823,601
2,999,800	Nissan Motor Co	34,053,136
108,900	Nitto Denko Corp	7,795,481
395,200	Nomura Holdings Inc	7,582,482
1,332	NTT Data Corp (a)	6,125,534
189,000	Olympus Corp	5,588,351
42,600	ORIX Corp	11,247,063

See accompanying notes to the financial statements.

8

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
2,390,000	Osaka Gas Co Ltd	8,784,650
12,044	Resona Holdings Inc (a)	37,769,675
605,000	Ricoh Company Ltd	11,836,939
6,023	SBI Holdings Inc	2,283,002
36,400	Shimamura Co	3,580,087
171,300	Shin-Etsu Chemical Co Ltd	9,724,795
211,700	Shinko Electric Industries Co Ltd	6,121,175
548,300	Softbank Corp (a)	9,482,557
1,229,000	Sumitomo Chemical Co Ltd	9,645,642
311,000	Sumitomo Corp	4,182,390
303,000	Sumitomo Heavy Industries Ltd	2,606,069
511,000	Sumitomo Metal Mining Co Ltd	7,156,939
354,000	Sumitomo Realty & Development Co Ltd	10,377,134
428,000	Takashimaya Co Ltd	5,368,971
387,400	Takeda Pharmaceutical Co Ltd	25,598,756
48,000	Toho Titanium Co Ltd (a)	2,951,570
1,166,000	Tokyo Gas Co Ltd	6,185,154
705,000	TonenGeneral Sekiyu KK (a)	6,351,748
662,000	Toray Industries Inc	5,253,025
938,600	Toyota Motor Corp	50,723,776
88,000	Trend Micro Inc	2,535,370
141,460	Yamada Denki Co Ltd	15,097,063
		872,849,263
	Netherlands — 4.8%
794,267	ABN Amro Holdings NV	22,657,329
127,388	Akzo Nobel NV	7,336,487
101,390	Euronext NV	9,129,934
101,202	Fugro NV	4,462,645
299,852	Heineken NV	13,903,813
2,033,736	ING Groep NV	88,112,723
914,082	James Hardies Industries NV	4,666,031
102,222	Randstad Holdings NV	5,495,114
162,655	TNT NV	6,118,384
		161,882,460

See accompanying notes to the financial statements.

9

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Norway — 1.8%
2,226,260	Det Norske Oljeselskap ASA * (a)	3,872,995
418,660	DnB NOR ASA	5,417,998
163,350	Frontline Ltd (a)	6,679,178
509,500	Norsk Hydro ASA	13,123,598
595,300	Statoil ASA	16,072,573
483,500	Telenor ASA	6,123,074
372,901	TGS Nopec Geophysical ASA *	6,609,119
198,400	Yara International ASA	2,928,716
		60,827,251
	Singapore — 0.7%
2,651,000	Capitaland Ltd	8,004,293
2,531,000	Neptune Orient Lines Ltd	3,096,706
2,815,000	Sembcorp Industrie	6,219,920
23,000	Singapore Press Holdings Ltd	58,117
3,220,500	Singapore Telecommunications	5,088,953
		22,467,989
	Spain — 1.3%
60,945	Fomento de Construcciones y Contratas SA	4,753,811
175,709	Gamesa Corp Tecnologica SA	3,702,873
156,877	Iberdrola SA	5,829,732
371,813	Inditex SA	16,756,311
157,047	Repsol YPF SA	4,518,446
183,740	Sacyr Vallehermoso SA	7,085,895
		42,647,068
	Sweden — 3.2%
120,900	Alfa Laval AB	4,005,317
310,400	Assa Abloy AB Class B	5,448,341
366,400	Atlas Copco AB Class A	9,452,066
287,200	Atlas Copco AB Class B	6,946,916
632,050	Boliden AB	11,856,764
245,400	Electrolux AB	3,794,743

See accompanying notes to the financial statements.

10

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Sweden — continued
100,600	Nobia AB	3,130,722
1,059,000	Nordea AB	13,295,778
603,000	Sandvik AB	6,607,421
355,800	Skandinaviska Enskilda Banken AB Class A	9,207,275
440,800	SKF AB Class B	6,312,130
425,600	SSAB Svenskt Stal AB Series A	8,189,952
269,900	Svenska Cellulosa AB (SCA)	11,563,175
415,000	Swedish Match AB	7,017,822
		106,828,422
	Switzerland — 4.8%
51,764	Alcon Inc	6,097,282
100,036	Credit Suisse Group	5,575,553
7,394	Geberit AG (Registered)	8,603,071
29,725	Julius Baer Holding AG (Registered)	2,853,520
32,137	Nestle SA (Registered)	11,041,339
231,475	Novartis AG (Registered)	13,205,180
101,921	Phonak Holding AG (Registered)	6,082,560
291,990	Roche Holding AG (Non Voting)	53,799,653
8,633	Serono SA	6,029,626
5,543	Societe Generale de Surveillance Holding SA (Registered)	5,067,916
80,071	Swiss Reinsurance Co (Registered)	6,107,189
613,525	UBS AG (Registered)	34,682,144
		159,145,033
	United Kingdom — 19.5%
227,339	Alliance Boots Plc	3,337,518
1,929,325	Anglo American Plc	83,479,161
1,157,544	AstraZeneca Plc	75,117,246
531,647	Aviva Plc	7,471,353
443,350	Barclays Plc	5,554,661
485,139	Barratt Developments Plc	9,177,616
783,049	BHP Billiton Plc	14,938,271
314,129	British American Tobacco Plc	8,631,551

See accompanying notes to the financial statements.

11

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
1,026,589	BT Group Plc	4,825,511
595,501	Cadbury Schweppes Plc	6,351,451
139,446	Cairn Energy Plc *	5,657,453
449,348	Capita Group Plc	4,681,312
7,077,289	Centrica Plc	39,758,151
1,237,443	Cobham Plc	4,046,929
2,077,064	DSG International Plc	8,111,364
298,159	Enterprise Inns Plc	5,814,198
2,244,853	GlaxoSmithKline Plc	63,687,254
290,734	HBOS Plc	5,552,162
286,792	HSBC Holdings Plc	5,204,285
518,774	ICAP Plc	4,565,579
715,555	Imperial Tobacco Group Plc	24,666,385
451,821	Ladbrokes Plc	3,292,587
134,844	Land Securities Group Plc	4,863,173
2,248,836	Man Group Plc	18,085,017
1,615,395	Marks & Spencer Group Plc	18,218,844
403,872	Next Plc	12,818,028
470,113	Northern Rock Plc	9,984,332
196,274	Persimmon Plc	4,653,057
133,172	Reckitt Benckiser Plc	5,529,365
796,063	Rio Tinto Plc	40,161,147
705,824	Royal Bank of Scotland Group	23,941,472
1,071,822	Royal Dutch Shell Group Class A	36,959,553
849,417	Royal Dutch Shell Plc A Shares	29,384,019
832,246	Royal Dutch Shell Plc B Shares	29,747,934
460,514	Taylor Woodrow Plc	3,007,655
2,861,393	William Morrison Supermarkets Plc	12,058,034
539,121	Wimpey (George) Plc	5,144,782
351,131	WPP Group Plc	4,278,854
		652,757,264
	TOTAL COMMON STOCKS (COST $2,728,511,629)	3,153,478,878

See accompanying notes to the financial statements.

12

GMO International Growth Equity Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	PREFERRED STOCKS — 0.5%
	Germany — 0.5%
7,785	Porsche AG (Non Voting) 0.64%	8,007,855
141,013	Volkswagen AG 2.70%	7,963,603
		15,971,458
	TOTAL PREFERRED STOCKS (COST $11,314,426)	15,971,458
	SHORT-TERM INVESTMENTS — 6.8%
91,066,294	Boston Global Investment Trust-Enhanced Portfolio (b)	91,066,294
137,300,000	Societe Generale Time Deposit, 5.27%, due 09/01/06	137,300,000
	TOTAL SHORT-TERM INVESTMENTS (COST $228,366,294)	228,366,294
	TOTAL INVESTMENTS — 101.6% (Cost $2,968,192,349)	3,397,816,630
	Other Assets and Liabilities (net) — (1.6%)	(52,868,800)
	TOTAL NET ASSETS — 100.0%	$3,344,947,830

See accompanying notes to the financial statements.

13

GMO International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

A summary of outstanding financial instruments at August 31, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
11/22/06	CHF	213,144,306	$174,576,370	$68,583
11/22/06	EUR	9,036,000	11,630,046	(27,867)
11/22/06	JPY	16,563,104,057	142,637,307	(1,235,604)
11/22/06	NOK	380,545,227	60,481,767	(497,259)
11/22/06	SEK	489,657,790	67,968,001	(658,534)
11/22/06	SGD	11,853,090	7,561,008	(2,673)
				$(2,353,354)
Sales
11/22/06	AUD	94,081,782	$71,717,978	$(98,719)
11/22/06	CAD	57,600,354	52,243,813	(478,350)
11/22/06	DKK	110,711,222	19,099,140	1,203
11/22/06	EUR	43,367,987	55,818,025	31,845
11/22/06	GBP	39,551,742	75,388,666	(584,931)
11/22/06	HKD	330,206,470	42,559,510	19,703
				$(1,109,249)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
16	AEX	September 2006	$1,924,390	$(4,187)
70	CAC40	September 2006	4,633,792	(13,698)
377	DAX	September 2006	70,770,630	2,201,337
57	FTSE 100	September 2006	6,407,119	(5,627)
4	HANG SENG	September 2006	446,893	7,276
11	IBEX 35	September 2006	1,713,525	(5,440)
586	MSCI Singapore	September 2006	22,103,231	330,360
1,165	OMXS 30	September 2006	15,955,491	103,012

See accompanying notes to the financial statements.

14

GMO International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Futures Contracts — continued

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
8	S&P/MIB	September 2006	$1,948,527	$3,697
161	SPI 200	September 2006	15,685,039	559,222
632	TOPIX	September 2006	87,993,867	3,585,915
				$6,761,867
Sales
928	S&P Toronto 60	September 2006	$114,620,972	$(10,471,074)

As of August 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  All or a portion of this security represents investment of security lending collateral (Note 2).

As of August 31, 2006, 90.5% of the Net Assets of the Fund were valued using fair value prices based on models used by third party vendor (Note 2).

Currency Abbreviations:

AUD - Australian Dollar CAD - Canadian Dollar CHF - Swiss Franc DKK - Danish Krone EUR - Euro GBP - British Pound	HKD - Hong Kong Dollar JPY - Japanese Yen NOK - Norwegian Krone SEK - Swedish Krona SGD - Singapore Dollar

See accompanying notes to the financial statements.

15

GMO International Growth Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments, at value, including securities on loan of $84,560,762 (cost $2,968,192,349) (Note 2)	$3,397,816,630
Cash	52,995
Foreign currency, at value (cost $2,937,821) (Note 2)	2,946,830
Receivable for investments sold	2,725,907
Receivable for Fund shares sold	6,715,858
Dividends and interest receivable	7,254,789
Foreign taxes receivable	1,506,837
Unrealized appreciation on open forward currency contracts (Note 2)	121,334
Receivable for collateral on open futures contracts (Note 2)	24,000,000
Receivable for variation margin on open futures contracts (Note 2)	1,152,105
Receivable for expenses reimbursed by Manager (Note 3)	133,145
Total assets	3,444,426,430
Liabilities:
Collateral on securities loaned, at value (Note 2)	91,066,294
Payable for investments purchased	2,432,326
Payable for Fund shares repurchased	10,000
Payable to affiliate for (Note 3):
Management fee	1,442,542
Shareholder service fee	293,977
Trustees and Chief Compliance Officer fees	7,140
Unrealized depreciation on open forward currency contracts (Note 2)	3,583,937
Accrued expenses	642,384
Total liabilities	99,478,600
Net assets	$3,344,947,830

See accompanying notes to the financial statements.

16

GMO International Growth Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$2,645,693,912
Accumulated undistributed net investment income	39,170,815
Accumulated net realized gain	237,547,530
Net unrealized appreciation	422,535,573
$3,344,947,830
Net assets attributable to:
Class III shares	$886,322,763
Class IV shares	$2,458,625,067
Shares outstanding:
Class III	28,369,517
Class IV	78,673,880
Net asset value per share:
Class III	$31.24
Class IV	$31.25

See accompanying notes to the financial statements.

17

GMO International Growth Equity Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $5,521,667)	$50,525,738
Interest (including securities lending income of $1,786,697)	5,336,973
Total investment income	55,862,711
Expenses:
Management fee (Note 3)	8,442,314
Shareholder service fee – Class III (Note 3)	1,952,457
Shareholder service fee – Class IV (Note 3)	289,696
Custodian and fund accounting agent fees	676,108
Transfer agent fees	14,260
Audit and tax fees	31,247
Legal fees	30,636
Trustees fees and related expenses (Note 3)	26,319
Registration fees	1,564
Miscellaneous	30,176
Total expenses	11,494,777
Fees and expenses reimbursed by Manager (Note 3)	(781,348)
Net expenses	10,713,429
Net investment income (loss)	45,149,282
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	230,523,340
Closed futures contracts	518,712
Foreign currency, forward contracts and foreign currency related transactions	6,830,674
Net realized gain (loss)	237,872,726
Change in net unrealized appreciation (depreciation) on:
Investments	(21,195,974)
Open futures contracts	(2,305,334)
Foreign currency, forward contracts and foreign currency related transactions	(3,071,791)
Net unrealized gain (loss)	(26,573,099)
Net realized and unrealized gain (loss)	211,299,627
Net increase (decrease) in net assets resulting from operations	$256,448,909

See accompanying notes to the financial statements.

18

GMO International Growth Equity Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$45,149,282	$45,124,066
Net realized gain (loss)	237,872,726	137,270,663
Change in net unrealized appreciation (depreciation)	(26,573,099)	212,021,228
Net increase (decrease) in net assets from operations	256,448,909	394,415,957
Distributions to shareholders from:
Net investment income
Class III	—	(8,503,002)
Net realized gains
Class III	(91,053,815)	(120,000,273)
	(91,053,815)	(128,503,275)
Net share transactions (Note 7):
Class III	(2,295,567,667)	1,200,953,519
Class IV	2,355,201,352	—
Increase (decrease) in net assets resulting from net share transactions	59,633,685	1,200,953,519
Total increase (decrease) in net assets	225,028,779	1,466,866,201
Net assets:
Beginning of period	3,119,919,051	1,653,052,850
End of period (including accumulated undistributed net investment income of $39,170,815 and distributions in excess of net investment income of $5,978,467, respectively)	$3,344,947,830	$3,119,919,051

See accompanying notes to the financial statements.

19

GMO International Growth Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003	2002(a)
Net asset value, beginning of period	$29.90		$27.22	$23.67	$16.83	$19.65	$20.00
Income (loss) from investment operations:
Net investment income (loss)†	0.48		0.53	0.40	0.29	0.25	0.01
Net realized and unrealized gain (loss)	1.75		3.57	3.94	6.81	(2.46)	(0.36)
Total from investment operations	2.23		4.10	4.34	7.10	(2.21)	(0.35)
Less distributions to shareholders:
From net investment income	—		(0.10)	(0.33)	(0.26)	(0.61)	—
From net realized gains	(0.89)		(1.32)	(0.46)	—	—	—
Total distributions	(0.89)		(1.42)	(0.79)	(0.26)	(0.61)	—
Net asset value, end of period	$31.24		$29.90	$27.22	$23.67	$16.83	$19.65
Total Return(b)	7.55	%**	15.54%	18.66%	42.33%	(11.40)%	(1.75	)%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$886,323		$3,119,919	$1,653,053	$565,104	$178,804	$84,884
Net expenses to average daily net assets	0.67	%*	0.68%	0.69%	0.69%	0.69%	0.69	%*
Net investment income to average daily net assets	3.06	%*	1.89%	1.64%	1.38%	1.32%	0.36	%*
Portfolio turnover rate	36	%**	57%	52%	63%	78%	15	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*	0.08%	0.09%	0.16%	0.22%	0.65	%*

(a)  Period from November 30, 2001 (commencement of operations) through February 28, 2002.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

20

GMO International Growth Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout the period)

	Period from July 12, 2006 (commencement of operations) through August 31, 2006 (Unaudited)
Net asset value, beginning of period	$29.92
Income (loss) from investment operations:
Net investment income (loss)†	0.07
Net realized and unrealized gain (loss)	1.26
Total from investment operations	1.33
Net asset value, end of period	$31.25
Total Return(a)	4.45	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,458,625
Net expenses to average daily net assets	0.61	%*
Net investment income to average daily net assets	1.64	%*
Portfolio turnover rate	36	%***
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*

(a)  The total return would have been lower had certain expenses not been reimbursed during the period shown.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

***  Calculation represents portfolio turnover of the Fund for the six months ended August 31, 2006.

See accompanying notes to the financial statements.

21

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO International Growth Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund commenced operations following an in-kind purchase of shares by GMO International Growth Fund ("Predecessor Fund") effected as of the close of business on September 16, 2005. For tax purposes, this transaction met all requirements for a tax-free reorganization under the Internal Revenue Code, and consequently the Fund retained the Predecessor Fund's basis and holding period in each asset contributed in-kind. For accounting purposes, the Fund also recorded a cost for each in-kind asset contributed by the Predecessor Fund equal to such asset's historical cost. For tax and accounting purposes, the Fund is treated as a continuation of the Predecessor Fund's operations. Therefore, the Financial Statements reflect the performance and operational history of the Predecessor Fund prior to September 16, 2005.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming the S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth Index. The Fund typically makes equity investments in companies from developed countries, other than the U.S.

As of August 31, 2006, the Fund had two classes of shares outstanding: Class III and Class IV. Class IV shares commenced operations on July 12, 2006. Each class of shares bears a different level of shareholder service fees.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term

22

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

23

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no written option contracts outstanding at the end of the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to

24

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there
25

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2006, the Fund had loaned securities having a market value of $84,560,762, collateralized by cash in the amount of $91,066,294 which was invested in the Boston Global Investment Trust – Enhanced Portfolio.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non - U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

26

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,971,916,356	$482,253,389	$(56,353,115)	$425,900,274

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

27

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.52% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares and 0.09% for Class IV shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO")(excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes) exceed 0.52% of the Fund's average daily net assets.

The Fund's portion of the fee paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $16,659 and $9,016, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $1,125,054,616 and $1,109,218,349, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote;

28

GMO International Growth Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2006, 37.8% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. One of the shareholders is another fund of the Trust. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2006, less than 0.1% of the Fund's shares were held by three related parties comprised of certain GMO employee accounts, and 97.4% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund and Predecessor Fund shares were as follows (See Note 1):

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	9,283,530	$285,414,544	55,020,086	$1,524,390,777
Shares issued to shareholders in reinvestment of distributions	2,995,290	91,026,847	4,627,472	127,858,155
Shares repurchased	(88,262,006)	(2,672,009,058)	(15,502,785)	(436,220,849)
Redemption in Kind	—	—	(524,991)	(15,074,564)
Net increase (decrease)	(75,983,186)	$(2,295,567,667)	43,619,782	$1,200,953,519
	Period from July 12, 2006 (commencement of operations) through August 31, 2006 (Unaudited)
Class IV:	Shares	Amount
Shares sold	79,491,474	$2,380,267,108
Shares repurchased	(817,594)	(25,065,756)
Net increase (decrease)	78,673,880	$2,355,201,352

29

GMO International Growth Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO International Growth Equity Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

Noting that the Fund is the successor to GMO International Growth Fund (the "Predecessor Fund"), a former series of the Trust that had an investment objective and policies and restrictions substantially identical to those of the Fund, the Trustees considered investment performance and fee and expense information of the Predecessor Fund for periods ending on or before September 16, 2005. In particular, the Trustees noted that the Fund's advisory fee was 0.02% lower than the Predecessor Fund's advisory fee.

In addition, the Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The

30

GMO International Growth Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to

31

GMO International Growth Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

32

GMO International Growth Equity Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, as outlined in the notes to the table below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred
Class III
1) Actual	0.67%	$1,000.00	$1,075.50	$3.51	(a)
2) Hypothetical	0.67%	$1,000.00	$1,021.83	$3.41	(a)
Class IV
1) Actual	0.61%	$1,000.00	$1,044.50	$0.85	(b)
2) Hypothetical	0.61%	$1,000.00	$1,022.13	$3.11	(a)

(a)  For the period March 1, 2006 through August 31, 2006. Expense is calculated using the Class's annualized net expense ratio for the period ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

(b)  For the period July 12, 2006 (commencement of operations) through August 31, 2006. Expense is calculated using the Class's annualized net expense ratio for the period ended August 31, 2006, multiplied by the average account value over the period, multiplied by 50 days in the period, divided by 365 days in the year.

33

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Common Stocks	95.2%
Short-Term Investments	6.2
Preferred Stocks	0.7
Forward Currency Contracts	(0.2)
Futures	(0.2)
Other	(1.7)
100.0%
Country Summary	% of Equity Investments
Japan	26.0%
United Kingdom	24.9
France	11.0
Germany	9.0
Netherlands	8.2
Switzerland	3.6
Italy	3.5
Finland	2.5
Canada	2.2
Belgium	1.9
Australia	1.7
Sweden	1.2
Spain	0.9
Hong Kong	0.8
Austria	0.8
Singapore	0.7
Ireland	0.5
Norway	0.4
Denmark	0.2
Malaysia	0.0
100.0%

1

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.2%
	Australia — 1.7%
1,121,666	Australia and New Zealand Banking Group Ltd	23,287,782
624,520	BHP Billiton Ltd	13,154,872
419,986	Commonwealth Bank of Australia	14,636,206
986,958	General Property Trust Units	3,441,730
830,172	Promina Group Ltd	3,720,999
375,466	Rio Tinto Ltd	20,837,287
2,398,754	Stockland	13,247,967
3,779,772	Telstra Corp Ltd	10,392,256
828,068	Woolworths Ltd	13,070,911
		115,790,010
	Austria — 0.8%
72,291	Austrian Airlines * (a)	601,631
244,384	Boehler Uddeholm (Bearer)	13,149,355
52,092	Flughafen Wien AG	4,222,926
203,178	OMV AG	10,844,525
126,213	RHI AG *	4,335,684
530,592	Voestalpine AG	20,103,321
		53,257,442
	Belgium — 1.8%
23,203	Colruyt SA	3,944,184
84,992	Delhaize Group	6,469,170
1,337,827	Dexia	34,368,781
1,560,402	Fortis	60,761,120
260,067	UCB SA	15,244,672
38,820	Umicore	5,649,263
		126,437,190
	Canada — 2.1%
316,700	Alcan Inc	14,243,334
208,711	BCE Inc	5,205,973

See accompanying notes to the financial statements.

2

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Canada — continued
360,800	Canadian Imperial Bank of Commerce	26,221,898
597,400	Canadian Natural Resources	31,364,446
74,900	Inco Ltd	5,840,614
75,400	Magna International Inc Class A	5,410,954
255,100	National Bank of Canada	13,840,900
695,100	Petro-Canada	29,683,091
21,400	Quebecor Inc Class B	542,115
189,200	Royal Bank of Canada	8,384,164
93,500	Teck Corp Class B	6,226,002
		146,963,491
	Denmark — 0.2%
331,200	Danske Bank A/S	12,738,327
	Finland — 2.4%
993,600	Fortum Oyj	26,699,758
303,000	Kesko Oyj Class B	12,833,588
194,000	Metso Oyj	7,226,540
2,174,150	Nokia Oyj	45,442,330
346,600	Outokumpu Oyj (a)	8,818,810
596,154	Rautaruukki Oyj	17,425,857
1,970,300	Sampo Oyj Class A	40,785,062
38,760	Stockmann Oyj AB Class A	1,637,571
38,200	Wartsila Oyj Class A	1,575,998
194,500	YIT Oyj	4,224,859
		166,670,373
	France — 10.6%
325,841	Axa (a)	12,119,234
1,773,328	BNP Paribas	188,554,227
35,055	Bongrain SA	2,422,637
217,998	Carrefour SA	13,458,253
117,700	Casino Guichard-Perrachon SA (a)	10,103,413
330,057	Cie de Saint-Gobain	24,486,544

See accompanying notes to the financial statements.

3

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	France — continued
751,317	Credit Agricole SA	30,529,672
5,686	Fromageries Bel Vache qui Rit	1,139,953
87,900	Lafarge SA	11,332,277
239,546	Michelin SA Class B	16,269,237
764,918	Mittal Steel Company NV	25,528,341
700,080	Peugeot SA	39,500,523
570,007	Renault SA	66,419,671
154,020	Schneider Electric SA	16,429,110
315,849	Societe Generale	51,016,647
161,787	Suez SA	6,927,243
3,215,606	Total SA	217,143,465
		733,380,447
	Germany — 8.2%
48,717	Aareal Bank AG * (a)	2,179,408
193,300	Adidas AG	9,251,149
240,580	Allianz AG (Registered)	40,891,177
276,686	Altana AG	16,335,791
116,288	Bankgesellschaft Berlin AG *	706,311
904,607	Bayerische Motoren Werke AG	46,793,598
742,042	Commerzbank AG	25,916,421
785,807	DaimlerChrysler AG (Registered)	41,434,964
1,039,157	Depfa Bank Plc	19,395,543
701,187	Deutsche Bank AG (Registered)	80,151,765
68,611	Deutsche Postbank AG	5,376,420
522,119	E. On AG	66,277,883
90,600	Heidelberger Druckmaschinen	3,628,626
48,721	Hochtief AG	2,768,329
41,966	Hypo Real Estate Holding AG	2,605,391
165,558	MAN AG	12,667,631
87,101	Merck KGaA	8,635,729
1,009	Mobilcom AG *	21,347
377,538	Muenchener Rueckversicherungs AG (Registered)	56,761,677
143,147	Salzgitter AG	12,823,080

See accompanying notes to the financial statements.

4

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
320,562	Suedzucker AG (a)	7,980,038
1,422,557	ThyssenKrupp AG	48,395,813
883,656	TUI AG (a)	17,335,558
565,619	Volkswagen AG (a)	45,154,303
		573,487,952
	Hong Kong — 0.8%
2,842,098	CLP Holdings Ltd	17,971,919
218,000	Guoco Group	2,662,861
1,499,511	Hang Lung Group Co Ltd	4,057,534
651,900	Hong Kong Aircraft Engineering Co Ltd	8,862,973
3,371,969	Hong Kong Electric Holdings Ltd	16,122,627
561,700	Hong Kong Ferry Co Ltd	623,859
162	Jardine Matheson Holdings Ltd	2,851
83,411	Jardine Strategic Holdings Ltd	900,814
26,862	Mandarin Oriental International Ltd	29,825
1,560,400	Yue Yuen Industrial Holdings	4,514,020
		55,749,283
	Ireland — 0.4%
901,538	CRH Plc	31,206,052
	Italy — 3.1%
4,153,158	Banca Monte dei Paschi di Siena SPA (a)	25,262,714
329,079	Banca Popolare di Verona (a)	9,779,634
3,988,530	ENI SPA	121,954,020
1,158,482	Fiat SPA * (a)	16,605,554
185,747	Fiat SPA-Di RISP * (a)	2,474,314
256,425	Fondiaria-Sai SPA-Di RISP	8,223,452
588,000	Grassetto SPA * (b) (c)	7,533
289,488	Italcementi SPA-Di RISP	4,571,066
24,342	Italmobiliare SPA	2,139,589
607,433	Milano Assicurazioni SPA (a)	4,418,070
96,800	Natuzzi SPA ADR *	676,632

See accompanying notes to the financial statements.

5

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Italy — continued
491,236	SMI (Societa Metallurgica Italy) *	223,985
2,099,438	UniCredito Italiano SPA	16,730,172
		213,066,735
	Japan — 24.9%
135,130	Acom Co Ltd	6,030,138
87,600	Aisin Seiki Co Ltd	2,647,576
202,000	Asics Corp	2,514,250
122,100	Autobacs Seven Co Ltd	5,032,151
336,400	Canon Inc	16,711,788
1,419,300	Chubu Electric Power Co Inc	38,409,715
797,000	Cosmo Oil Co Ltd	3,494,039
464,150	Daiei Inc * (a)	8,902,790
974,280	Daiichi Sankyo Co Ltd	26,844,107
1,671,000	Daikyo Inc * (a)	8,548,330
139,191	Daiwa House Industry Co Ltd	2,259,743
1,817,000	Daiwa Securities Group Inc	21,507,035
125,000	Denso Corp	4,335,132
1,311	East Japan Railway Co	9,660,336
574,800	Eisai Co Ltd	27,299,212
1,027,000	Fuji Electric Holdings Co Ltd	5,189,939
3,206,000	Fuji Heavy Industries Ltd (a)	18,485,059
747,000	Fujikura Ltd	8,786,735
854,000	Fujitsu Ltd	6,816,536
5,789,000	Haseko Corp * (a)	20,620,059
110,800	Hitachi Chemical Co Ltd	2,669,670
83,900	Hitachi Construction Machinery	1,838,888
352,100	Hokkaido Electric Power	8,688,095
5,511,400	Honda Motor Co Ltd	186,505,152
2,719,000	Isuzu Motors Ltd (a)	8,781,598
4,738,000	Itochu Corp	39,567,194
307,000	Kandenko Co	2,146,479
1,014,000	Kansai Electric Power Co Inc	24,293,233
1,064,000	Kao Corp	28,325,870

See accompanying notes to the financial statements.

6

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
914,000	Kawasaki Heavy Industries Ltd (a)	2,876,234
1,987,000	Kawasaki Kisen Kaisha Ltd (a)	12,878,928
616,000	Keisei Electric Railway Co (a)	3,726,641
286,000	Kirin Brewery Co Ltd	3,965,496
783,000	Komatsu Ltd	14,209,919
278,600	Konami Corp	7,073,942
1,511,000	Kubota Corp	12,351,715
887,200	Kyushu Electric Power Co Inc	21,133,025
146,500	Leopalance21 Corp	5,170,305
327,000	Maeda Corp (a)	1,512,157
4,185,000	Marubeni Corp	22,250,564
3,014,000	Mazda Motor Corp	19,221,197
2,583,100	Mitsubishi Corp	52,289,210
3,540,000	Mitsubishi Heavy Industries	14,769,011
1,302,000	Mitsubishi Materials Corp (a)	5,634,364
1,343,000	Mitsubishi Rayon Co Ltd	9,217,188
4,655	Mitsubishi UFJ Financial Group Inc	63,151,754
464,000	Mitsubishi UFJ Securities Corp	6,187,224
1,282,000	Mitsui & Co	18,497,905
2,533,000	Mitsui Trust Holding Inc	29,500,792
3,626	Mizuho Financial Group Inc	29,208,362
219,000	Nagase & Co	2,730,978
359,000	Nikko Cordial Corp	4,527,674
67,300	Nintendo Co Ltd	13,758,100
151,000	Nippon Corp	1,293,235
1,692,000	Nippon Light Metal (a)	4,332,278
773,000	Nippon Sheet Glass (a)	3,721,766
9,205	Nippon Telegraph & Telephone Corp	46,370,634
1,444,000	Nippon Yusen Kabushiki Kaisha	8,917,512
7,623,200	Nissan Motor Co	86,537,057
1,371,300	Nomura Holdings Inc	26,310,370
20,447	NTT Docomo Inc	31,608,334
162,900	Ono Pharmaceutical Co Ltd	7,584,140
377,000	Orient Corp	1,039,567

See accompanying notes to the financial statements.

7

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
103,410	ORIX Corp	27,301,849
6,145,000	Osaka Gas Co Ltd	22,586,475
137,050	Promise Co Ltd	6,115,728
12,492	Resona Holdings Inc	39,174,591
1,360,000	Ricoh Company Ltd	26,608,656
101,100	Ryosan Co	2,640,625
1,065,000	Shinko Securities Co Ltd	4,279,291
546,000	Showa Denko	2,334,784
357,500	Showa Shell Sekiyu KK	3,982,321
1,015,200	Sojitz Corp * (a)	3,563,171
323,100	Sony Corp	14,015,103
1,108,000	Sumitomo Chemical Co Ltd	8,695,989
1,455,000	Sumitomo Corp	19,567,131
464,000	Sumitomo Metal Mining Co Ltd	6,498,668
843,000	Sumitomo Trust & Banking Co Ltd	8,926,679
596,000	Taisho Pharmaceutical Co Ltd	11,634,516
2,769,000	Takeda Pharmaceutical Co Ltd	182,970,975
74,490	Takefuji Corp	4,009,207
868,300	Tohoku Electric Power Co Inc	19,650,379
665,600	Tokyo Electric Power Co Inc	18,957,230
3,569,000	Tokyo Gas Co Ltd	18,932,090
287,700	Tokyo Steel Manufacturing Co	4,658,898
892,000	TonenGeneral Sekiyu KK (a)	8,036,537
1,180,000	Toray Industries Inc	9,363,397
850,000	Toshiba Corp	6,028,966
158,000	Toyo Suisan Kaisha Ltd	2,404,684
12,600	Toyota Industries Corp	523,040
1,902,700	Toyota Motor Corp	102,825,623
106,743	Toyota Tsusho Kaisha	2,799,006
		1,729,554,036
	Malaysia — 0.0%
751,000	Promet Berhad * (b) (c)	2,040

See accompanying notes to the financial statements.

8

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Netherlands — 7.8%
5,198,164	ABN Amro Holdings NV	148,283,273
4,215,749	Aegon NV	75,329,463
488,346	Akzo Nobel NV	28,124,659
168,337	Corio NV	11,333,840
14,788	Gamma Holdings NV	835,357
382,222	Heineken NV	17,723,221
5,231,075	ING Groep NV	226,639,182
255,681	Koninklijke DSM	10,115,295
177,968	Koninklijke Wessanen NV (a)	2,470,990
372,504	OCE NV (a)	6,469,759
127,686	TNT NV	4,803,000
277,652	Vedior NV	5,133,236
61,825	Wereldhave NV (a)	6,493,406
		543,754,681
	Norway — 0.4%
596,247	Norsk Hydro ASA	15,358,010
425,200	Statoil ASA	11,480,023
		26,838,033
	Singapore — 0.7%
2,440,000	DBS Group Holdings Ltd	27,856,389
1,965,000	Fraser & Neave Ltd	4,961,602
254,193	Haw Par Corp Ltd	951,469
551,104	Hotel Properties Ltd	714,063
915,000	Overseas Chinese Town Group	3,745,061
3,241,100	Sembcorp Industrie	7,161,415
1,761,201	Straits Trading Co Ltd	3,186,557
		48,576,556
	Spain — 0.8%
38,036	Fomento de Construcciones y Contratas SA	2,966,871
118,264	Gas Natural SDG SA	3,960,604

See accompanying notes to the financial statements.

9

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Spain — continued
442,142	Iberdrola SA	16,430,512
1,244,380	Repsol YPF SA	35,802,428
		59,160,415
	Sweden — 1.2%
717,000	Electrolux AB (a)	11,087,330
296,200	Holmen AB Class B	12,403,111
558,000	Nordea AB	7,005,707
601,600	Sandvik AB	6,592,081
322,800	Skandinaviska Enskilda Banken AB Class A	8,353,312
335,000	SKF AB Class B	4,797,104
193,200	Svenska Cellulosa AB (SCA)	8,277,160
238,200	Svenska Handelsbanken AB Class A	6,214,302
971,300	Tele2 AB Class B (a)	9,616,873
1,276,500	Telia AB	7,897,749
		82,244,729
	Switzerland — 3.5%
5,373	Banque Cantonale Vaudoise	2,034,610
297,813	Credit Suisse Group	16,598,747
22,098	GHV-Split Vermoegensver * (a)	28,311
42,148	Nestle SA (Registered)	14,480,828
69,855	Swiss Life Holding	16,894,961
290,032	Swiss Reinsurance Co (Registered)	22,121,370
1,209,004	UBS AG (Registered)	68,344,161
8,313	Valora Holding AG	1,867,348
433,908	Zurich Financial Services AG	98,908,145
		241,278,481
	United Kingdom — 23.8%
831,195	Alliance & Leicester Plc	16,246,558
1,265,525	Alliance Boots Plc	18,578,915
366,365	AMEC	2,254,081
1,373,622	Anglo American Plc	59,434,679

See accompanying notes to the financial statements.

10

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
318,997	Arriva Plc	3,615,163
3,082,598	AstraZeneca Plc	200,041,010
2,622,709	Aviva Plc	36,857,511
2,936,188	Barclays Plc	36,787,028
1,346,923	Barratt Developments Plc	25,480,414
1,048,520	BBA Group Plc	5,327,086
259,103	Berkeley Group Holdings Plc *	6,323,796
659,336	BP Plc *	7,481,734
623,364	Bradford & Bingley Plc	5,376,374
258,966	British American Tobacco Plc	7,115,797
511,082	British Energy Plc (Deferred Shares) * (b) (c)	—
16,917,619	BT Group Plc	79,521,746
1,943,886	Cadbury Schweppes Plc	20,732,956
7,404,830	Centrica Plc	41,598,181
3,395,729	Cobham Plc	11,105,379
529,459	Corus Group Plc	3,952,925
6,228,832	DSG International Plc	24,324,876
849,437	EMI Group Plc	4,326,304
9,815,169	GlaxoSmithKline Plc	278,459,731
723,962	GUS Plc	13,448,806
793,197	Hanson Plc	9,992,812
2,985,437	HBOS Plc	57,013,041
974,275	IMI Plc	9,377,741
947,656	Imperial Chemical Industries Plc	6,721,332
1,194,881	Imperial Tobacco Group Plc	41,189,559
692,580	Inchcape Plc	6,544,347
2,355,235	J Sainsbury Plc	15,981,808
4,427,945	Kingfisher Plc	19,892,169
1,257,072	Ladbrokes Plc	9,160,749
2,865,876	Lloyds TSB Group Plc	28,424,321
896,954	Next Plc	28,467,390
2,824,310	Northern Foods Plc	4,162,821
535,419	Northern Rock Plc	11,371,311
2,221,661	Old Mutual Plc	6,932,376

See accompanying notes to the financial statements.

11

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
138,343	Persimmon Plc	3,279,690
1,516,974	Rio Tinto Plc	76,530,897
9,940,572	Royal & Sun Alliance Insurance Group	26,212,482
3,196,051	Royal Bank of Scotland Group	108,409,696
1,344,333	Royal Dutch Shell Group Class A	46,356,529
771,113	Royal Dutch Shell Plc A Shares	26,675,236
1,071,189	Royal Dutch Shell Plc B Shares	38,288,750
181,255	Schroders Plc	3,135,299
219,745	Scottish & Southern Energy Plc	5,040,280
2,079,166	Scottish Power Plc	24,564,973
873,249	Scottish Power Plc (Deferred Shares) * (c)	—
758,229	Smith News Plc *	6,857,603
2,723,728	Taylor Woodrow Plc	17,788,891
2,290,828	Tomkins Plc	12,420,371
545,066	United Utilities Plc	7,130,120
31,527,505	Vodafone Group Inc	68,326,084
2,167,366	Wimpey (George) Plc	20,682,975
		1,655,322,703
	TOTAL COMMON STOCKS (COST $5,191,797,387)	6,615,478,976
	PREFERRED STOCKS — 0.7%
	Germany — 0.4%
23,939	Fresenius Medical Care AG (Non Voting) 1.12%	4,107,314
32,886	Henkel KGaA 1.34%	4,198,608
19,652	RWE AG 2.74%	1,616,900
9,000	Villeroy & Boch AG (Non Voting) 3.26%	133,529
308,783	Volkswagen AG 2.70%	17,438,287
		27,494,638

See accompanying notes to the financial statements.

12

GMO International Intrinsic Value Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	Italy — 0.3%
3,390,874	Compagnia Assicuratrice Unipol 3.80%	10,235,847
155,430	Fiat SPA *	1,854,410
250,956	IFI Istituto Finanziario Industries *	6,010,061
		18,100,318
	TOTAL PREFERRED STOCKS (COST $31,381,504)	45,594,956
	SHORT-TERM INVESTMENTS — 6.2%
227,218,574	Boston Global Investment Trust-Enhanced Portfolio (d)	227,218,574
205,300,000	ING Bank Time Deposit, 5.29%, due 09/01/06	205,300,000
	TOTAL SHORT-TERM INVESTMENTS (COST $432,518,574)	432,518,574
	TOTAL INVESTMENTS — 102.1% (Cost $5,655,697,465)	7,093,592,506
	Other Assets and Liabilities (net) — (2.1%)	(146,483,493)
	TOTAL NET ASSETS — 100.0%	$6,947,109,013

See accompanying notes to the financial statements.

13

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

A summary of outstanding financial instruments at August 31, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
11/22/06	CAD	60,017,075	$54,435,792	$498,421
11/22/06	CHF	498,121,932	407,987,999	225,793
11/22/06	JPY	41,409,068,123	356,604,533	(3,331,713)
11/22/06	NOK	1,550,521,687	246,431,394	(2,026,071)
11/22/06	SEK	2,140,790,015	297,156,954	(2,879,121)
11/22/06	SGD	47,776,510	30,476,321	(10,774)
				$(7,523,465)
Sales
11/22/06	AUD	19,240,696	$14,667,067	$(20,189)
11/22/06	DKK	66,025,048	11,390,188	718
11/22/06	EUR	469,931,053	604,838,390	345,063
11/22/06	GBP	270,442,292	515,483,833	(3,999,571)
11/22/06	HKD	432,130,821	55,696,292	25,784
				$(3,648,195)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
894	DAX	September 2006	$167,822,130	$11,503,700
1,842	MSCI Singapore	September 2006	69,478,075	1,045,668
1,773	TOPIX	September 2006	246,856,212	9,162,442
				$21,711,810
Sales
1,709	FTSE 100	September 2006	$192,101,156	$(11,497,645)
984	S&P Toronto 60	September 2006	121,537,754	(10,696,095)
				$(22,193,740)

As of August 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

14

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  All or a portion of this security is out on loan (Note 2).

(b)  Bankrupt issuer.

(c)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(d)  All or a portion of this security represents investment of security lending collateral (Note 2).

As of August 31, 2006, 93.3% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

Currency Abbreviations:

AUD - Australian Dollar CAD - Canadian Dollar CHF - Swiss Franc DKK - Danish Krone EUR - Euro GBP - British Pound	HKD - Hong Kong Dollar JPY - Japanese Yen NOK - Norwegian Krone SEK - Swedish Krona SGD - Singapore Dollar

See accompanying notes to the financial statements.

15

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments, at value, including securities on loan of $211,590,604 (cost $5,655,697,465) (Note 2)	$7,093,592,506
Cash	64,533
Foreign currency, at value (cost $16,041,536) (Note 2)	16,136,170
Receivable for investments sold	15,582,517
Receivable for Fund shares sold	16,868,075
Dividends and interest receivable	18,431,443
Foreign taxes receivable	2,683,376
Unrealized appreciation on open forward currency contracts (Note 2)	1,095,779
Receivable for collateral on open futures contracts (Note 2)	38,550,000
Receivable for variation margin on open futures contracts (Note 2)	4,382,595
Receivable for expenses reimbursed by Manager (Note 3)	242,327
Total assets	7,207,629,321
Liabilities:
Collateral on securities loaned, at value (Note 2)	227,218,574
Payable for investments purchased	15,592,176
Payable for Fund shares repurchased	1,036,358
Payable to affiliate for (Note 3):
Management fee	3,128,985
Shareholder service fee	698,878
Trustees and Chief Compliance Officer fees	12,682
Administration fee – Class M	2,702
Payable for 12b-1 fee – Class M	6,608
Unrealized depreciation on open forward currency contracts (Note 2)	12,267,439
Accrued expenses	555,906
Total liabilities	260,520,308
Net assets	$6,947,109,013

See accompanying notes to the financial statements.

16

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$5,070,145,285
Accumulated undistributed net investment income	113,549,619
Accumulated net realized gain	336,992,598
Net unrealized appreciation	1,426,421,511
$6,947,109,013
Net assets attributable to:
Class II shares	$505,283,981
Class III shares	$2,471,990,679
Class IV shares	$3,953,649,602
Class M shares	$16,184,751
Shares outstanding:
Class II	14,858,276
Class III	72,131,373
Class IV	115,388,259
Class M	477,223
Net asset value per share:
Class II	$34.01
Class III	$34.27
Class IV	$34.26
Class M	$33.91

See accompanying notes to the financial statements.

17

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $14,208,758)	$138,816,290
Interest (including securities lending income of $5,775,601)	12,032,918
Total investment income	150,849,208
Expenses:
Management fee (Note 3)	18,399,947
Shareholder service fee – Class II (Note 3)	589,854
Shareholder service fee – Class III (Note 3)	1,887,876
Shareholder service fee – Class IV (Note 3)	1,684,606
12b-1 fee – Class M (Note 3)	22,283
Administration fee – Class M (Note 3)	17,826
Custodian and fund accounting agent fees	1,300,972
Transfer agent fees	39,652
Audit and tax fees	40,664
Legal fees	65,355
Trustees fees and related expenses (Note 3)	52,431
Registration fees	21,436
Miscellaneous	64,032
Total expenses	24,186,934
Fees and expenses reimbursed by Manager (Note 3)	(1,512,940)
Net expenses	22,673,994
Net investment income (loss)	128,175,214
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	354,994,039
Closed futures contracts	4,036,374
Foreign currency, forward contracts and foreign currency related transactions	(16,825,814)
Net realized gain (loss)	342,204,599
Change in net unrealized appreciation (depreciation) on:
Investments	121,572,456
Open futures contracts	(13,471,071)
Foreign currency, forward contracts and foreign currency related transactions	(14,689,283)
Net unrealized gain (loss)	93,412,102
Net realized and unrealized gain (loss)	435,616,701
Net increase (decrease) in net assets resulting from operations	$563,791,915

See accompanying notes to the financial statements.

18

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$128,175,214	$124,514,198
Net realized gain (loss)	342,204,599	339,275,091
Change in net unrealized appreciation (depreciation)	93,412,102	510,096,572
Net increase (decrease) in net assets from operations	563,791,915	973,885,861
Distributions to shareholders from:
Net investment income
Class II	(822,456)	(5,167,158)
Class III	(4,246,848)	(30,272,073)
Class IV	(7,535,402)	(33,052,892)
Class M	(11,582)	(236,681)
Total distributions from net investment income	(12,616,288)	(68,728,804)
Net realized gains
Class II	(14,097,180)	(19,940,346)
Class III	(68,019,192)	(115,581,160)
Class IV	(109,881,901)	(123,159,753)
Class M	(452,621)	(1,142,022)
Total distributions from net realized gains	(192,450,894)	(259,823,281)
	(205,067,182)	(328,552,085)
Net share transactions (Note 7):
Class II	(101,940,913)	285,566,330
Class III	(475,254,135)	711,856,761
Class IV	636,961,081	643,540,098
Class M	(15,029,301)	8,835,593
Increase (decrease) in net assets resulting from net share transactions	44,736,732	1,649,798,782
Total increase (decrease) in net assets	403,461,465	2,295,132,558
Net assets:
Beginning of period	6,543,647,548	4,248,514,990
End of period (including accumulated undistributed net investment income of $113,549,619 and distibutions in excess of net investment income of $2,009,307, respectively)	$6,947,109,013	$6,543,647,548

See accompanying notes to the financial statements.

19

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$32.35		$29.04	$24.18	$16.04	$17.41	$20.30
Income (loss) from investment operations:
Net investment income (loss)†	0.63		0.65	0.49	0.44	0.37	0.28
Net realized and unrealized gain (loss)	2.07		4.45	5.07	8.31	(1.05)	(2.44)
Total from investment operations	2.70		5.10	5.56	8.75	(0.68)	(2.16)
Less distributions to shareholders:
From net investment income	(0.06)		(0.36)	(0.66)	(0.61)	(0.69)	(0.73)
From net realized gains	(0.98)		(1.43)	(0.04)	—	—	—
Total distributions	(1.04)		(1.79)	(0.70)	(0.61)	(0.69)	(0.73)
Net asset value, end of period	$34.01		$32.35	$29.04	$24.18	$16.04	$17.41
Total Return(a)	8.44	%**	18.16%	23.17%	54.99%	(4.11)%	(10.71)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$505,284		$567,313	$231,695	$85,625	$67,896	$42,495
Net expenses to average daily net assets	0.76	%*	0.76%	0.76%	0.76%	0.76%	0.76%
Net investment income to average daily net assets	3.74	%*	2.16%	1.88%	2.15%	2.06%	1.56%
Portfolio turnover rate	18	%**	38%	46%	44%	51%	51%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.06%	0.07%	0.09%	0.10%	0.10%

†  Calculated using average shares outstanding throughout the period.

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

20

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$32.59		$29.23	$24.32	$16.13	$17.50	$20.37
Income (loss) from investment operations:
Net investment income (loss)†	0.64		0.72	0.59	0.45	0.40	0.44
Net realized and unrealized gain (loss)	2.08		4.44	5.02	8.36	(1.08)	(2.59)
Total from investment operations	2.72		5.16	5.61	8.81	(0.68)	(2.15)
Less distributions to shareholders:
From net investment income	(0.06)		(0.37)	(0.66)	(0.62)	(0.69)	(0.72)
From net realized gains	(0.98)		(1.43)	(0.04)	—	—	—
Total distributions	(1.04)		(1.80)	(0.70)	(0.62)	(0.69)	(0.72)
Net asset value, end of period	$34.27		$32.59	$29.23	$24.32	$16.13	$17.50
Total Return(a)	8.45	%**	18.26%	23.28%	55.05%	(4.05)%	(10.60)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,471,991		$2,795,610	$1,804,485	$1,350,850	$845,997	$1,053,104
Net expenses to average daily net assets	0.69	%*	0.69%	0.69%	0.69%	0.69%	0.69%
Net investment income to average daily net assets	3.77	%*	2.39%	2.30%	2.22%	2.26%	2.37%
Portfolio turnover rate	18	%**	38%	46%	44%	51%	51%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.06%	0.07%	0.09%	0.10%	0.10%

†  Calculated using average shares outstanding throughout the period.

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

21

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$32.58		$29.22	$24.31	$16.12	$17.50	$20.37
Income (loss) from investment operations:
Net investment income (loss)†	0.64		0.74	0.54	0.43	0.38	0.36
Net realized and unrealized gain (loss)	2.09		4.43	5.09	8.39	(1.05)	(2.49)
Total from investment operations	2.73		5.17	5.63	8.82	(0.67)	(2.13)
Less distributions to shareholders:
From net investment income	(0.07)		(0.38)	(0.68)	(0.63)	(0.71)	(0.74)
From net realized gains	(0.98)		(1.43)	(0.04)	—	—	—
Total distributions	(1.05)		(1.81)	(0.72)	(0.63)	(0.71)	(0.74)
Net asset value, end of period	$34.26		$32.58	$29.22	$24.31	$16.12	$17.50
Total Return(a)	8.47	%**	18.32%	23.37%	55.15%	(4.02)%	(10.52)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$3,953,650		$3,150,741	$2,193,988	$863,612	$334,240	$248,579
Net expenses to average daily net assets	0.63	%*	0.63%	0.63%	0.63%	0.63%	0.63%
Net investment income to average daily net assets	3.76	%*	2.45%	2.06%	2.08%	2.13%	1.97%
Portfolio turnover rate	18	%**	38%	46%	44%	51%	51%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.06%	0.07%	0.09%	0.10%	0.10%

†  Calculated using average shares outstanding throughout the period.

(a)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

22

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class M share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004(a)
Net asset value, beginning of period	$32.28		$28.98	$24.15	$20.92
Income (loss) from investment operations:
Net investment income (loss)†	0.54		0.61	0.44	0.01
Net realized and unrealized gain (loss)	2.10		4.41	5.04	3.73
Total from investment operations	2.64		5.02	5.48	3.74
Less distributions to shareholders:
From net investment income	(0.03)		(0.29)	(0.61)	(0.51)
From net realized gains	(0.98)		(1.43)	(0.04)	—
Total distributions	(1.01)		(1.72)	(0.65)	(0.51)
Net asset value, end of period	$33.91		$32.28	$28.98	$24.15
Total Return(b)	8.26	%**	17.92%	22.88%	18.06	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$16,185		$29,984	$18,347	$7,408
Net expenses to average daily net assets	0.99	%*	0.99%	0.99%	0.99	%*
Net investment income to average daily net assets	3.23	%*	2.07%	1.72%	0.12	%*
Portfolio turnover rate	18	%**	38%	46%	44	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.04	%*	0.06%	0.07%	0.09	%*

(a)  Period from October 2, 2003 (commencement of operations) to February 29, 2004.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the year ended February 29, 2004.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

23

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO International Intrinsic Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming the S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Value Style Index. The Fund typically makes equity investments in companies from developed countries, other than the U.S.

Throughout the six months ended August 31, 2006, the Fund had four classes of shares outstanding: Class II, Class III, Class IV and Class M. Class M shares bear an administration fee and a 12b-1 fee while classes II, III, and IV bear a shareholder service fee (See Note 3). The principal economic difference among the classes of shares is the type and level of fees borne by the classes.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but

24

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures

25

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no written option contracts outstanding at the end of the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

26

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

Delayed delivery commitments

The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained with the

27

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

custodian in an amount at least equal to these commitments. There were no delayed delivery commitments outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2006, the Fund had loaned securities having a market value of $211,590,604, collateralized by cash in the amount of $227,218,574, which was invested in the Boston Global Investment Trust – Enhanced Portfolio.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income, if any, and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

28

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,659,784,221	$1,496,411,129	$(62,602,844)	$1,433,808,285

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

29

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of 0.22% for Class II shares, 0.15% for Class III shares, and 0.09% for Class IV shares.

Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of 0.20% of average daily Class M net assets for support services provided to Class M shareholders.

Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, Class M shares of the Fund may pay a fee, at the annual rate of up to 1.00% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund and/or the provision of certain other services incidental thereto. The Trustees currently limit payments on Class M shares to 0.25% of the Fund's average net asset value attributable to its Class M shares. This fee may be spent on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees (Classes II, III, and IV only), 12b-1 and administration fees (Class M only), fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes) exceed 0.54% of the Fund's average daily net assets.

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $35,227 and $19,044, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

30

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $1,150,549,788 and $1,247,366,174, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2006, 12.5% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

As of August 31, 2006, 0.4% of the Fund's shares were held by eight related parties comprised of certain GMO employee accounts, and 57.1% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class II:	Shares	Amount	Shares	Amount
Shares sold	1,314,998	$44,760,574	10,781,673	$322,871,948
Shares issued to shareholders in reinvestment of distributions	420,949	13,840,811	775,560	23,182,022
Shares repurchased	(4,411,708)	(160,542,298)	(2,000,773)	(60,487,640)
Net increase (decrease)	(2,675,761)	$(101,940,913)	9,556,460	$285,566,330

31

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	9,115,096	$318,812,208	46,072,831	$1,375,785,693
Shares issued to shareholders in reinvestment of distributions	2,158,612	71,514,822	4,646,865	139,574,505
Shares repurchased	(24,923,608)	(865,581,165)	(26,670,593)	(803,503,437)
Net increase (decrease)	(13,649,900)	$(475,254,135)	24,049,103	$711,856,761
	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class IV:	Shares	Amount	Shares	Amount
Shares sold	28,994,593	$1,003,741,497	31,247,212	$932,957,292
Shares issued to shareholders in reinvestment of distributions	3,505,017	116,086,156	4,986,675	149,411,212
Shares repurchased	(13,819,036)	(482,866,572)	(14,616,668)	(438,828,406)
Net increase (decrease)	18,680,574	$636,961,081	21,617,219	$643,540,098
	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class M:	Shares	Amount	Shares	Amount
Shares sold	111,842	$3,745,135	327,947	$9,736,006
Shares issued to shareholders in reinvestment of distributions	14,153	464,202	46,378	1,378,703
Shares repurchased	(577,739)	(19,238,638)	(78,413)	(2,279,116)
Net increase (decrease)	(451,744)	$(15,029,301)	295,912	$8,835,593

32

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO International Intrinsic Value Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee

33

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

34

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

35

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

36

GMO International Intrinsic Value Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2006 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class II
1) Actual	0.76%	$1,000.00	$1,084.40	$3.99
2) Hypothetical	0.76%	$1,000.00	$1,021.37	$3.87
Class III
1) Actual	0.69%	$1,000.00	$1,084.50	$3.63
2) Hypothetical	0.69%	$1,000.00	$1,021.73	$3.52
Class IV
1) Actual	0.63%	$1,000.00	$1,084.70	$3.31
2) Hypothetical	0.63%	$1,000.00	$1,022.03	$3.21
Class M
1) Actual	0.99%	$1,000.00	$1,082.60	$5.20
2) Hypothetical	0.99%	$1,000.00	$1,020.21	$5.04

*  Expenses are calculated using each Class's annualized net expense ratio for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

37

GMO Real Estate Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Real Estate Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary	% of Total Net Assets
Real Estate Investments	96.6%
Short-Term Investments	23.9
Other	(20.5)
100.0%
Industry Sector Summary	% of REIT Investments
Apartments	17.7%
Shopping Centers	14.2
Office Suburban	13.3
Health Care	7.8
Office Central Business District	7.8
Regional Malls	7.8
Diversified	7.7
Hotels	5.9
Storage	5.5
Industrial	5.3
Triple Net	5.1
Manufactured Housing	1.4
Outlets	0.5
100.0%

1

GMO Real Estate Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	REAL ESTATE INVESTMENTS — 96.6%
	REAL ESTATE INVESTMENT TRUSTS — 96.6%
	Apartments — 17.1%
37,100	Archstone-Smith Trust	1,972,978
10,600	Avalonbay Communities, Inc. (a)	1,282,600
2,100	Camden Property Trust	162,939
42,000	Equity Residential Properties Trust	2,094,540
2,700	Essex Property Trust, Inc.	338,769
3,300	GMH Communities Trust	42,207
4,500	Home Properties of NY, Inc.	255,960
		6,149,993
	Diversified — 7.4%
5,800	Cousins Properties, Inc.	199,346
4,400	Franklin Street Properties Corp.	82,720
3,500	Glenborough Realty Trust, Inc. (a)	90,335
2,300	Pennslyvania Real Estate Investment Trust (a)	97,336
20,000	Vornado Realty Trust	2,118,200
2,100	Washington Real Estate Investment Trust	85,302
		2,673,239
	Health Care — 7.5%
18,800	Health Care Property Investors, Inc. (a)	565,692
7,200	Health Care, Inc.	287,568
2,300	Healthcare Realty Trust, Inc. (a)	83,168
2,600	LTC Properties, Inc.	61,932
13,600	Medical Properties Trust, Inc.	182,104
2,300	National Health Investors, Inc.	62,882
12,500	Nationwide Health Properties	325,750
19,900	Omega Healthcare Investors, Inc.	293,923
13,500	Senior Housing Properties Trust	274,725
4,300	Universal Health Realty Income Trust	156,047
10,400	Ventas, Inc.	416,520
		2,710,311

See accompanying notes to the financial statements.

2

GMO Real Estate Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Hotels — 5.7%
10,900	Ashford Hospitality Trust, Inc. (a)	130,473
4,300	Equity Inns, Inc.	66,134
3,200	Felcor Lodging Trust, Inc.	68,640
3,900	Highland Hospitality Corp.	53,703
15,500	Hospitality Properties Trust	717,960
22,400	Host Marriott Corp.	504,896
3,800	Innkeepers USA Trust	62,928
2,900	Lasalle Hotel Properties	127,426
3,800	Strategic Hotel Capital	77,520
7,700	Sunstone Hotel Investors, Inc. (a)	230,230
		2,039,910
	Industrial — 5.1%
9,600	AMB Property Corp.	535,968
1,800	Eastgroup Properties, Inc.	91,818
1,800	First Industrial Realty Trust	77,976
19,838	Prologis	1,120,054
		1,825,816
	Manufactured Housing — 1.4%
7,200	Equity Lifestyle Properties, Inc.	322,776
5,200	Sun Communities, Inc.	167,388
		490,164
	Office Central Business District — 7.5%
6,400	American Financial Realty Trust	73,408
6,900	BioMed Realty Trust, Inc.	214,866
13,300	Boston Properties, Inc. (a)	1,351,679
16,000	Equity Office Properties Trust (a)	593,440
2,000	Maguire Properties, Inc.	79,820
3,300	SL Green Realty Corp.	368,148
800	Trizec Properties, Inc.	23,096
		2,704,457

See accompanying notes to the financial statements.

3

GMO Real Estate Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Office Suburban — 12.8%
3,400	Alexandria Real Estate Equity, Inc. (a)	333,268
10,589	Brandywine Reality Trust	345,519
4,300	Corporate Office Properties (a)	201,971
17,500	Duke Realty Investments	664,650
2,100	Highwood Properties, Inc.	79,254
62,900	HRPT Properties Trust	729,640
2,600	Kilroy Realty Corp.	205,582
19,300	Liberty Property Trust (a)	923,891
11,900	Mack-Cali Realty Corp.	632,485
1,700	Parkway Properties, Inc.	83,334
2,300	PS Business Parks, Inc.	140,576
6,300	Reckson Associates Realty Corp.	269,577
		4,609,747
	Outlets — 0.5%
5,000	Tanger Factory Outlet Centers, Inc.	179,000
	Regional Malls — 7.5%
7,900	CBL & Associates Properties, Inc.	321,846
20,400	General Growth Properties	924,732
1,900	Macerich Co. (a)	141,854
15,300	Simon Property Group, Inc.	1,297,287
		2,685,719
	Shopping Centers — 13.7%
8,800	Developers Diversified Realty Corp. (a)	476,080
21,700	Equity One, Inc.	545,755
4,700	Federal Reality Investment Trust	348,129
5,800	Heritage Property Investment Trust	210,888
16,200	Inland Real Estate Corp. (a)	261,630
31,100	Kimco Realty Corp.	1,292,205
15,700	New Plan Excel Realty Trust	433,163
4,700	Pan Pacific Retail Property, Inc.	328,154
7,400	Regency Centers Corp.	497,798

See accompanying notes to the financial statements.

4

GMO Real Estate Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	Shopping Centers — continued
2,000	Saul Centers, Inc.	87,320
2,900	Urstadt Biddle Properties, Inc.	49,938
9,200	Weingarten Realty	390,264
		4,921,324
	Storage — 5.4%
4,200	Extra Space Storage, Inc.	73,500
18,414	Public Storage, Inc. (a)	1,595,573
3,200	Sovran Self Storage (a)	173,056
4,000	U-Store-It Trust	79,680
		1,921,809
	Triple Net — 5.0%
8,900	Entertainment Properties Trust	443,754
14,200	Getty Reality Corp.	427,420
8,900	National Retail Properties, Inc.	197,936
14,200	Realty Income Corp. (a)	349,178
27,100	Spirit Finance Corp.	307,585
4,400	Trustreet Properties, Inc.	53,548
		1,779,421
	TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $28,853,006)	34,690,910
	TOTAL REAL ESTATE INVESTMENTS (COST $28,853,006)	34,690,910
	SHORT-TERM INVESTMENTS — 23.9%
1,257,993	Citigroup Global Markets Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $1,258,117 and an effective yield of 3.55%, collateralized by a U.S. Treasury Bond with a rate of 12.00%, maturity date of 08/15/13 and a market value, including accrued interest, of $1,283,153.	1,257,993

See accompanying notes to the financial statements.

5

GMO Real Estate Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — CONTINUED
1,385,048	Credit Suisse First Boston Corp. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $1,385,255 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $1,460,245. (b)	1,385,048
2,160,676	Goldman Sachs Group Inc. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $2,160,997 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $2,228,026. (b)	2,160,676
277,010	Lehman Brothers Inc. Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $277,051 and an effective yield of 5.35%, collateralized by various corporate debt obligations with an aggregate market value of $324,783. (b)	277,010
2,160,676	Merrill Lynch & Co. Tri Party Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $2,160,997 and an effective yield of 5.30%, collateralized by various U.S. government obligations with an aggregate market value of $2,224,557. (b)	2,160,676
1,340,510	Morgan Stanley & Co. Tri Party Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $1,340,710 and an effective yield of 5.36%, collateralized by various corporate debt obligations with an aggregate market value of $1,427,605. (b)	1,340,510
	TOTAL SHORT-TERM INVESTMENTS (COST $8,581,913)	8,581,913
	TOTAL INVESTMENTS — 120.5% (Cost $37,434,919)	43,272,823
	Other Assets and Liabilities (net) — (20.5%)	(7,353,685)
	TOTAL NET ASSETS — 100.0%	$35,919,138

Notes to Schedule of Investments:

(a)  All or a portion of this security is out on loan (Note 2).

(b)  All or a portion of this security represents investment of security lending collateral (Note 2).

See accompanying notes to the financial statements.

6

GMO Real Estate Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments, at value, including securities on loan of $7,121,652 (cost $37,434,919) (Note 2)	$43,272,823
Dividends and interest receivable	15,788
Receivable for expenses reimbursed by Manager (Note 3)	5,270
Total assets	43,293,881
Liabilities:
Collateral on securities loaned, at value (Note 2)	7,323,920
Payable to affiliate for (Note 3):
Management fee	9,772
Shareholder service fee	4,442
Accrued expenses	36,609
Total liabilities	7,374,743
Net assets	$35,919,138
Net assets consist of:
Paid-in capital	$28,501,167
Accumulated undistributed net investment income	646,745
Accumulated net realized gain	933,322
Net unrealized appreciation	5,837,904
$35,919,138
Net assets attributable to:
Class III shares	$35,919,138
Shares outstanding:
Class III	3,032,188
Net asset value per share:
Class III	$11.85

See accompanying notes to the financial statements.

7

GMO Real Estate Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends	$713,238
Interest (including securities lending income of $4,474)	22,891
Total investment income	736,129
Expenses:
Management fee (Note 3)	80,175
Shareholder service fee – Class III (Note 3)	25,720
Custodian, fund accounting agent and transfer agent fees	9,752
Audit and tax fees	24,748
Legal fees	1,288
Trustees fees and related expenses (Note 3)	480
Registration fees	2,852
Miscellaneous	932
Total expenses	145,947
Fees and expenses reimbursed by Manager (Note 3)	(39,376)
Fees and expenses waived by Manager (Note 3)	(23,591)
Net expenses	82,980
Net investment income (loss)	653,149
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	1,198,630
Net realized gain (loss)	1,198,630
Change in net unrealized appreciation (depreciation) on investments	1,998,562
Net realized and unrealized gain (loss)	3,197,192
Net increase (decrease) in net assets resulting from operations	$3,850,341

See accompanying notes to the financial statements.

8

GMO Real Estate Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$653,149	$8,515,518
Net realized gain (loss)	1,198,630	79,362,313
Change in net unrealized appreciation (depreciation)	1,998,562	(33,161,588)
Net increase (decrease) in net assets from operations	3,850,341	54,716,243
Distributions to shareholders from:
Net investment income
Class III	(185,536)	(5,491,758)
Net realized gains
Class III	(5,518,858)	(75,846,588)
	(5,704,394)	(81,338,346)
Net share transactions (Note 7):
Class III	(3,617,865)	(167,824,324)
Total increase (decrease) in net assets	(5,471,918)	(194,446,427)
Net assets:
Beginning of period	41,391,056	235,837,483
End of period (including accumulated undistributed net investment income of $646,745 and $179,132, respectively)	$35,919,138	$41,391,056

See accompanying notes to the financial statements.

9

GMO Real Estate Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$12.27		$14.54	$14.65	$10.49	$11.17	$10.31
Income (loss) from investment operations:
Net investment income (loss)†	0.21		0.61	0.59	0.58	0.50	0.56
Net realized and unrealized gain (loss)	1.07		3.24	1.55	4.01	(0.71)	0.84
Total from investment operations	1.28		3.85	2.14	4.59	(0.21)	1.40
Less distributions to shareholders:
From net investment income	(0.06)		(0.40)	(0.87)	(0.43)	(0.47)	(0.54)
From net realized gains	(1.64)		(5.72)	(1.38)	—	—	—
Total distributions	(1.70)		(6.12)	(2.25)	(0.43)	(0.47)	(0.54)
Net asset value, end of period	$11.85		$12.27	$14.54	$14.65	$10.49	$11.17
Total Return(a)	11.93	%**	28.89%	16.01%	44.56%	(2.16)%	13.73%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$35,919		$41,391	$235,837	$191,458	$142,256	$192,606
Net expenses to average daily net assets	0.48	%*	0.48%	0.48%	0.52%	0.69%	0.69%
Net investment income to average daily net assets	3.80	%*	3.91%	4.13%	4.61%	4.47%	5.18%
Portfolio turnover rate	19	%**	52%	134%	56%	61%	6%
Fees and expenses reimbursed and/or waived by the Manager to average daily net assets:	0.37%		0.25%	0.25%	0.24%	0.04%	0.05%

†  Calculated using average shares outstanding throughout the period.

(a)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

10

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Real Estate Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its objective by outperforming the MSCI U.S. REIT Index. The Fund typically makes equity investments in U.S. companies that issue stocks included in the MSCI U.S. REIT Index, and companies with similar characteristics.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are

11

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no futures contracts outstanding at the end of the period.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2006, the Fund had loaned securities having a market value of $7,121,652, collateralized by cash in the amount of $7,323,920, which was invested in short-term instruments.

12

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

At August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$37,465,390	$5,858,086	$(50,653)	$5,807,433

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities

13

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Investment risks

There are certain additional risks involved in investing in REITs rather than a more diversified portfolio of investments. Since the Fund's investments are concentrated in real-estate related securities, the value of its shares can be expected to change in light of factors affecting the real estate industry, including local or regional economic conditions, changes in zoning laws, changes in real estate value and property taxes, and changes in interest rates. The value of the Fund's shares may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries.

3.  Fees and other transactions with affiliates

Effective June 30, 2006, GMO earns a management fee paid monthly at the annual rate of 0.33% of average daily net assets. Prior to June 30, 2006, GMO earned a management fee at that annual rate of 0.54%; however the Manager waived 0.21% of the Fund's management fee. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expense (including taxes), securities lending fees and expenses, interest expense, and transfer taxes) exceed 0.33% of the Funds' average daily net assets.

14

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $273 and $196, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $6,440,437 and $8,571,716, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2006, 83.9% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2006, 13.8% of the Fund's shares were held by nine related parties comprised of certain GMO employee accounts, and 89.3% of the Fund's shares were held by accounts for which the Manager has investment discretion.

15

GMO Real Estate Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	79,562	$850,506	2,850,336	$43,674,507
Shares issued to shareholders in reinvestment of distributions	514,002	5,468,986	6,089,368	80,126,509
Shares repurchased	(934,761)	(9,937,357)	(21,782,410)	(291,625,340)
Net increase (decrease)	(341,197)	$(3,617,865)	(12,842,706)	$(167,824,324)

16

GMO Real Estate Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO Real Estate Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. In particular, the Trustees considered the Manager's proposal to reduce the Fund's contractual advisory fee from 0.54% to 0.33%, effective June 30, 2006. The Trustees considered information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have

17

GMO Real Estate Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the amended and restated investment management agreement, that the advisory fee to be charged to the Fund under that agreement was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its

18

GMO Real Estate Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement, as amended and restated to reflect the reduction in the Fund's advisory fee discussed above, for an additional twelve-month period commencing June 30, 2006.

19

GMO Real Estate Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.48%	$1,000.00	$1,119.30	$2.56
2) Hypothetical	0.48%	$1,000.00	$1,022.79	$2.45

*  Expenses are calculated using the Class's annualized expense ratio for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

20

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	95.6%
Short-Term Investments	2.4
Forward Currency Contracts	0.6
Loan Assignments	0.2
Loan Participations	0.2
Call Options Purchased	0.1
Promissory Notes	0.0
Put Options Purchased	0.0
Rights and Warrants	0.0
Written Options	0.0
Swaps	(0.2)
Futures	(0.3)
Reverse Repurchase Agreements	(1.0)
Other	2.4
100.0%
Country/Region Summary**	% of Investments
United States	80.7%
Sweden	20.7
Australia	19.8
Euro Region***	1.1
United Kingdom	(0.9)
Canada	(8.0)
Japan	(13.4)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying fund(s)").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying fund(s). The table excludes short-term investments and any investment in the underlying fund(s) that are less than 3% of invested assets. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Belgium, Finland, France, Germany, Ireland, Italy, Netherlands and Spain.

1

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 2.9%
	United States — 2.9%
	U.S. Government
20,000,000	U.S. Treasury Note, 4.88%, due 05/15/09 (a)	20,068,750
	TOTAL DEBT OBLIGATIONS (COST $19,923,944)	20,068,750
	MUTUAL FUNDS — 94.2%
	Affiliated Issuers — 94.2%
1,804,556	GMO Emerging Country Debt Fund, Class III	20,102,752
19,257,718	GMO Short-Duration Collateral Fund	501,470,987
5,009,095	GMO World Opportunity Overlay Fund	127,431,381
	TOTAL MUTUAL FUNDS (COST $646,859,855)	649,005,120
	SHORT-TERM INVESTMENTS — 0.9%
	Money Market Funds — 0.9%
6,084,706	Merrimac Cash Series-Premium Class	6,084,706
	TOTAL SHORT-TERM INVESTMENTS (COST $6,084,706)	6,084,706
	TOTAL INVESTMENTS — 98.0% (Cost $672,868,505)	675,158,576
	Other Assets and Liabilities (net) — 2.0%	14,070,334
	TOTAL NET ASSETS — 100.0%	$689,228,910

See accompanying notes to the financial statements.

2

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

A summary of outstanding financial instruments at August 31, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
10/24/06	AUD	102,800,000	$78,412,242	$267,508
9/19/06	CHF	37,100,000	30,185,606	60,998
9/12/06	GBP	44,700,000	85,119,380	1,239,075
10/10/06	JPY	1,510,000,000	12,924,673	(263,543)
10/03/06	NZD	50,400,000	32,972,222	1,306,732
9/05/06	SEK	402,227	55,504	(296)
				$2,610,474
Sales
10/24/06	AUD	17,500,000	$13,348,388	$(58,613)
10/31/06	CAD	13,400,000	12,145,123	(63,034)
9/19/06	CHF	106,700,000	86,814,128	11,670
9/26/06	EUR	39,300,000	50,414,666	(126,651)
10/10/06	JPY	13,510,000,000	115,637,302	1,685,329
10/03/06	NZD	2,900,000	1,897,211	(112,551)
				$1,336,150

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
9/05/06	EUR	18,200,000	SEK	167,884,860	$(150,172)
9/05/06	SEK	168,287,087	EUR	18,200,000	94,668
10/17/06	EUR	24,300,000	NOK	191,715,215	(806,658)
10/17/06	NOK	66,052,704	EUR	8,200,000	56,732
11/07/06	EUR	12,900,000	SEK	119,244,375	(54,581)
					$(860,011)

See accompanying notes to the financial statements.

3

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
588	Australian Government Bond 10 Yr.	September 2006	$46,012,847	$491,121
1,030	Australian Government Bond 3 Yr.	September 2006	79,089,371	214,518
16	Euro BOBL	September 2006	2,264,048	12,904
28	Euro Bund	September 2006	4,242,605	45,917
3	Japanese Government Bond 10 Yr. (LIF)	September 2006	3,452,703	(832)
				$763,628
Sales
499	Canadian Government Bond 10 Yr.	December 2006	$51,529,775	$(365,925)
68	Japanese Government Bond 10 Yr. (TSE)	September 2006	78,185,953	(1,706,372)
400	U.S. Long Bond	December 2006	44,425,000	(230,259)
454	U.S. Treasury Note 10 Yr.	December 2006	48,748,250	(146,113)
137	U.S. Treasury Note 2 Yr.	December 2006	27,995,094	(58,167)
279	U.S. Treasury Note 5 Yr.	December 2006	29,325,516	(70,243)
32	UK Gilt Long Bond	December 2006	6,712,614	(20,811)
				$(2,597,890)

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
170,000,000	SEK	9/20/2008	JP Morgan	Receive	3.20%	3 month
			Chase Bank			SEK STIBOR	$(194,001)
98,000,000	SEK	9/20/2011	Citigroup	Receive	3.60%	3 month SEK STIBOR	(194,372)
338,000,000	SEK	9/20/2011	Deutsche Bank AG	Receive	3.60%	3 month SEK STIBOR	(670,383)

See accompanying notes to the financial statements.

4

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Interest Rate Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
185,000,000	SEK	9/20/2013	JP Morgan	Receive	3.70%	3 month
			Chase Bank			SEK STIBOR	$(501,311)
85,000,000	SEK	9/20/2013	Merrill Lynch	Receive	3.70%	3 month SEK STIBOR	(230,332)
100,000,000	SEK	9/20/2016	JP Morgan Chase Bank	Receive	3.75%	3 month SEK STIBOR	(411,327)
							$(2,201,726)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Net Unrealized Appreciation (Depreciation)
375,000,000	USD	11/30/2006	Merrill Lynch	1 month	Merrill Lynch
				LIBOR - 0.15%	1-3 Year
					Treasury Index	$—
150,000,000	USD	7/31/2007	Lehman Brothers	1 month LIBOR - 0.14%	Lehman Brothers 1-3 Year Treasury Index	288,313
$288,313

Notes to Schedule of Investments:

LIBOR - London Interbank Offered Rate

STIBOR - Stockholm Interbank Offered Rate

(a)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and collateral on open swap contracts (Note 2).

Currency Abbreviations:

AUD - Australian Dollar CAD - Canadian Dollar CHF - Swiss Franc EUR - Euro GBP - British Pound	JPY - Japanese Yen NOK - Norwegian Krone NZD - New Zealand Dollar SEK - Swedish Krona USD - United States Dollar

See accompanying notes to the financial statements.

5

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value, (cost $26,008,650) (Note 2)	$26,153,456
Investments in affiliated issuers, at value (cost $646,859,855) (Notes 2 and 8)	649,005,120
Receivable for Fund shares sold	13,361,152
Interest receivable	317,558
Unrealized appreciation on open forward currency and cross currency contracts (Note 2)	4,722,712
Receivable for open swap contracts (Note 2)	288,313
Receivable for closed swap contracts (Note 2)	926,450
Receivable for expenses reimbursed by Manager (Note 3)	24,962
Total assets	694,799,723
Liabilities:
Payable for investments purchased	1,000,000
Foreign cash due to custodian (cost $132,157)	127,420
Payable to affiliate for (Note 3):
Management fee	137,612
Shareholder service fee	40,923
Trustees and Chief Compliance Officer fees	326
Unrealized depreciation on open forward currency and cross currency contracts (Note 2)	1,636,099
Payable for open swap contracts (Note 2)	2,201,726
Payable for variation margin on open futures contracts (Note 2)	389,028
Accrued expenses	37,679
Total liabilities	5,570,813
Net assets	$689,228,910

See accompanying notes to the financial statements.

6

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$680,714,395
Accumulated undistributed net investment income	3,207,067
Accumulated net realized gain	622,006
Net unrealized appreciation	4,685,442
$689,228,910
Net assets attributable to:
Class III shares	$140,427,138
Class VI shares	$548,801,772
Shares outstanding:
Class III	5,534,933
Class VI	21,632,232
Net asset value per share:
Class III	$25.37
Class VI	$25.37

See accompanying notes to the financial statements.

7

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Statement of Operations — Period from May 31, 2006
(commencement of operations) through August 31, 2006 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$3,284,790
Interest	309,329
Total investment income	3,594,119
Expenses:
Management fee (Note 3)	321,951
Shareholder service fee – Class III (Note 3)	22,377
Shareholder service fee – Class VI (Note 3)	62,624
Custodian, fund accounting agent and transfer agent fees	18,860
Audit and tax fees	22,356
Legal fees	2,300
Trustees fees and related expenses (Note 3)	1,792
Registration fees	1,288
Miscellaneous	1,379
Total expenses	454,927
Fees and expenses reimbursed by Manager (Note 3)	(45,860)
Indirectly incurred fees waived or borne by Manager (Note 3)	(16,226)
Shareholder service fee waived (Note 3)	(5,789)
Net expenses	387,052
Net investment income (loss)	3,207,067
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	3,466
Realized gains distributions from affiliated issuers (Note 8)	331,599
Closed futures contracts	(2,167,852)
Closed swap contracts	303,030
Foreign currency, forward contracts and foreign currency related transactions	2,151,763
Net realized gain (loss)	622,006
Change in net unrealized appreciation (depreciation) on:
Investments	2,290,071
Open futures contracts	(1,834,262)
Open swap contracts	1,138,283
Foreign currency, forward contracts and foreign currency related transactions	3,091,350
Net unrealized gain (loss)	4,685,442
Net realized and unrealized gain (loss)	5,307,448
Net increase (decrease) in net assets resulting from operations	$8,514,515

See accompanying notes to the financial statements.

8

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

Period from May 31, 2006 (commencement of operations) through August 31, 2006 (Unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$3,207,067
Net realized gain (loss)	622,006
Change in net unrealized appreciation (depreciation)	4,685,442
Net increase (decrease) in net assets from operations	8,514,515
Net share transactions (Note 7):
Class III	139,001,437
Class VI	541,712,958
Increase (decrease) in net assets resulting from net share transactions	680,714,395
Total increase (decrease) in net assets	689,228,910
Net assets:
Beginning of period	—
End of period (including accumulated undistributed net investment income of $3,207,067)	$689,228,910

See accompanying notes to the financial statements.

9

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout the period)

	Period from July 13, 2006 (commencement of operations) through August 31, 2006 (Unaudited)
Net asset value, beginning of period	$25.06
Income (loss) from investment operations:
Net investment income (loss)(a)†	(0.01)
Net realized and unrealized gain (loss)	0.32
Total from investment operations	0.31
Net asset value, end of period	$25.37
Total Return(b)	1.24	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$140,427
Net expenses to average daily net assets(c)	0.39	%*
Net investment income (loss) to average daily net assets(a)	(0.18	)%*
Portfolio turnover rate	1	%**††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying fund(s) in which the Fund invests.

(b)  The total return would have been lower had certain expenses not been reimbursed during the period shown.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying fund(s) (See Note 3).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

††  Calculation represents portfolio turnover rate of the Fund for the period May 31, 2006 through August 31, 2006.

See accompanying notes to the financial statements.

10

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout the period)

	Period from May 31, 2006 (commencement of operations) through August 31, 2006 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.18
Net realized and unrealized gain (loss)	0.19
Total from investment operations	0.37
Net asset value, end of period	$25.37
Total Return(b)	1.48	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$548,802
Net expenses to average daily net assets(c)	0.29	%*
Net investment income to average daily net assets(a)	2.84	%*
Portfolio turnover rate	1	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.05	%*

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying fund(s) in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying fund(s) (See Note 3).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

11

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Strategic Fixed Income Fund (the "Fund"), which commenced operations on May 31, 2006, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of its benchmark. Effective on the close of business on September 29, 2006, the Fund's benchmark changed from the Lehman Brothers 1-3 Year U.S. Treasury Index to the JPMorgan U.S. 3 Month Cash Index, which is independently maintained and published by JPMorgan. The Manager may, in the future, depending on the Manager's assessment of interest rate conditions, change the Fund's benchmark to another nationally recognized debt index with a duration between 90 days and 15 years.

The Fund typically invests in fixed income securities included in the Fund's benchmark and in securities with similar characteristics. The Fund seeks additional returns by investing in global interest rate, currency, and emerging country debt markets. The Fund may invest in or use U.S. and foreign investment-grade bonds; shares of GMO Short-Duration Collateral Fund; shares of GMO World Opportunity Overlay Fund; futures contracts, currency forwards, swap contracts, and other types of derivatives; and sovereign debt of emerging countries, primarily through investment in shares of GMO Emerging Country Debt Fund (limited to 5% of the Fund's total assets).

For the period May 31, 2006 through August 31, 2006, the Fund offered Class VI shares and for the period July 13, 2006 through August 31, 2006, the Fund offered Class III shares. Each class of shares bears a different level of shareholder service fees.

The financial statements of the series of the Trust in which the Fund invests ("underlying fund(s)") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect). Shares of GMO Short-Duration Collateral Fund and GMO World Opportunity Overlay Fund are not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in

12

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and, at its discretion, may override a price supplied by a source (by taking a price supplied by another source).

Certain securities held by the Fund or the underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of August 31, 2006, the total value of these securities represented 37.8% of net assets.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

13

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Forward currency contracts

The Fund may enter into forward currency contracts and forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the

14

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no written option contracts outstanding at the end of the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. There were no loan agreements outstanding at the end of the period.

15

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. There were no indexed securities held by the Fund at the end of the period.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or

16

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. There were no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and broker-dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. There were no reverse repurchase agreements outstanding at the end of the period.

Delayed delivery commitments

The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained with the custodian in an amount at least equal to these commitments. There were no delayed delivery commitments outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the

17

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the period ended August 31, 2006, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$672,868,505	$2,898,690	$(608,619)	$2,290,071

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

18

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s). Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of the underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares and 0.055% for Class VI shares. The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a

19

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

class of shares of the Fund exceeds 0.15% for Class III shares and 0.055% for Class VI shares; provided, however, that the amount of this waiver will not exceed the respective Class' shareholder service fee.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in the underlying Funds, fees and expenses of the independent trustees of the Trust, expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2007 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's fees and expenses of the independent trustees of the Trust, fees expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's CCO (excluding any employee benefits), and investment-related expenses such as brokerage commissions, hedging transaction fees, securities lending fees and expenses, interest expense and transfer taxes), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s). For the period ended August 31, 2006, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.015%	0.004%	0.018%	0.037%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2006 was $1,148 and $92, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

20

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

4.  Purchases and sales of securities

For the period ended August 31, 2006, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$19,917,188	$—
Investments (non-U.S. Government securities)	649,856,388	3,000,000

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2006, 70.8% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Two of the shareholders are other funds of the Trust. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2006, 99.99% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Period from July 13, 2006 (commencement of operations) through August 31, 2006 (Unaudited)
	Shares	Amount
Class III:
Shares sold	5,534,933	$139,001,437
Net increase (decrease)	5,534,933	$139,001,437

21

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

	Period from May 31, 2006 (commencement of operations) through August 31, 2006 (Unaudited)
	Shares	Amount
Class VI:
Shares sold	21,636,178	$541,812,160
Shares repurchased	(3,946)	(99,202)
Net increase (decrease)	21,632,232	$541,712,958

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the securities of affiliated issuers during the period ended August 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Country Debt Fund, Class III	$—	$19,662,903	$—	$131,304	$331,599	$20,102,752
GMO Short-Duration Collateral Fund	—	502,153,485	3,000,000	3,153,486	—	501,470,987
GMO World Opportunity Overlay Fund	—	128,040,000	—	—	—	127,431,381
Totals	$—	$649,856,388	$3,000,000	$3,284,790	$331,599	$649,005,120

22

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of investment management agreement for GMO Strategic Fixed Income Fund. In determining to approve the initial investment management agreement of the Fund, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. At a meeting on March 1, 2006, the Trustees discussed materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the Manager's proposal to establish the Fund, as well as two other funds of the Trust, as new series of the Trust and the proposed new investment management agreements between the Trust, on behalf of each such fund, and the Manager. The Trustees considered separately the investment management agreement for each fund, but noted the common interests of the funds. During the meeting, the Trustees met with a member of the Manager's Fixed Income Division – the investment division which would be responsible for the management of the Fund. As discussed below, at meetings throughout the year, the Trustees also considered other information relevant to approval of the Fund's investment management agreement.

The Trustees considered that they had met with the Fund's investment advisory personnel over the course of the year. The Trustees also considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel who will provide services under the Fund's investment management agreement. In addition, the Trustees considered information concerning the investment philosophy of, and investment process to be applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention to be devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its performance. However, the Trustees considered the qualifications and experience of the personnel responsible for managing the Trust's existing fixed income funds, the support those personnel received from the Manager, the investment techniques used to manage those funds, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper Inc. ("Lipper") concerning fees paid to managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques to be used to manage the Fund. Since the Fund had not yet commenced operations, the Trustees were unable to review the Manager's profitability with respect to the Fund. The Trustees did, however, consider both the estimated dollar amount of fees to be paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value to be derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager

23

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered that the fee to be charged under the Fund's investment management agreement is based on services to be provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which the Fund may invest, noting in particular that, pursuant to a proposed contractual expense reimbursement arrangement with respect to the Fund, the Manager would effectively reimburse the Fund for certain of the fees and expenses (including advisory fees) that the Fund would otherwise bear as a result of its investments in those other funds. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee to be charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services to be provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services to be provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund would be consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services to be provided by persons other than the Manager, considering, among other things, the Fund's estimated total expenses, the Manager's proposed contractual expense reimbursement arrangement with respect to the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services to be provided supported the approval of the Fund's investment management agreement.

At the end of the meeting on March 1, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the Fund's initial investment management agreement for an initial period ending on the second anniversary of the agreement's execution.

24

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, as outlined in the notes to the table below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

25

GMO Strategic Fixed Income Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2006 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred
Class III
1) Actual	0.43%	$1,000.00	$1,012.40	$0.58	(a)
2) Hypothetical	0.43%	$1,000.00	$1,023.04	$2.19	(b)
Class VI
1) Actual	0.33%	$1,000.00	$1,014.80	$0.84	(c)
2) Hypothetical	0.33%	$1,000.00	$1,023.54	$1.68	(b)

(a)  For the period July 13, 2006 (commencement of operations) through August 31, 2006. Expense is calculated using the Class's annualized net expense ratio (including interest expense and indirect expenses incurred) for the period ended August 31, 2006, multiplied by the average account value over the period, multiplied by 49 days in the period, divided by 365 days in the year.

(b)  For the period March 1, 2006 through August 31, 2006. Expense is calculated using the Class's annualized net expense ratio (including interest expense and indirect expenses incurred) for the period ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

(c)  For the period May 31, 2006 (commencement of operations) through August 31, 2006. Expense is calculated using the Class's annualized net expense ratio (including interest expense and indirect expenses incurred) for the period ended August 31, 2006, multiplied by the average account value over the period, multiplied by 92 days in the period, divided by 365 days in the year.

26

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	92.5%
Short-Term Investments	6.4
Preferred Stocks	0.6
Forward Currency Contracts	(0.0)
Futures	(0.3)
Other	0.8
100.0%
Country Summary**	% of Investments
Euro Region***	34.6%
Japan	29.3
United Kingdom	20.8
Switzerland	4.1
Australia	3.4
Sweden	2.5
Singapore	1.6
Hong Kong	1.1
Norway	1.1
Austria	0.6
Canada	0.5
Denmark	0.3
United States	0.1
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying fund(s)").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying fund(s). The table excludes short-term investments and any investment in the underlying fund(s) that is less than 3% of invested assets.

***  The "Euro Region" is comprised of Belgium, Finland, France, Germany, Ireland, Italy, Netherlands and Spain.

1

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 97.7%
	United States — 97.7%
	Affiliated Issuers
3,250,293	GMO International Growth Equity Fund, Class IV	101,571,669
2,975,336	GMO International Intrinsic Value Fund, Class IV	101,935,007
		203,506,676
	TOTAL MUTUAL FUNDS (COST $186,135,115)	203,506,676
	COMMON STOCKS — 0.0%
	China — 0.0%
796	China Digicontent Co Ltd * (a) (b)	1
	United Kingdom — 0.0%
19,018	British Energy Plc (Deferred Shares) * (a) (b)	—
	TOTAL COMMON STOCKS (COST $19)	1
	TOTAL INVESTMENTS — 97.7% (Cost $186,135,134)	203,506,677
	Other Assets and Liabilities (net) — 2.3%	4,877,515
	TOTAL NET ASSETS — 100.0%	$208,384,192

See accompanying notes to the financial statements.

2

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

A summary of outstanding financial instruments at August 31, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
11/22/06	CAD	231,212	$209,710	$1,847
11/22/06	GBP	521,000	993,066	3,393
11/22/06	NZD	2,435,140	1,588,252	41,444
11/22/06	SGD	8,439,417	5,383,449	(1,903)
				$44,781
Sales
11/22/06	AUD	12,752,255	$9,720,968	$(13,381)
11/22/06	CHF	13,535,389	11,086,194	(6,136)
11/22/06	DKK	52,482,194	9,053,868	570
11/22/06	EUR	42,734,538	55,002,727	30,543
11/22/06	GBP	23,408,054	44,617,553	(346,182)
11/22/06	HKD	20,411,381	2,630,773	1,227
11/22/06	JPY	5,615,314,844	48,357,686	454,513
11/22/06	NOK	14,706,437	2,337,360	19,766
11/22/06	SEK	31,451,794	4,365,734	42,299
				$183,219

Notes to Schedule of Investments:

*  Non-income producing security.

(a)  Bankrupt issuer.

(b)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

As of August 31, 2006, 89.7% of the Net Assets of the Fund, through investments in the underlying fund(s), were valued using fair value prices based on models used by a third party vendor (Note 2).

Currency Abbreviations:

AUD - Australian Dollar CAD - Canadian Dollar CHF - Swiss Franc DKK - Danish Krone EUR - Euro GBP - British Pound	HKD - Hong Kong Dollar JPY - Japanese Yen NOK - Norwegian Krone NZD - New Zealand Dollar SEK - Swedish Krona SGD - Singapore Dollar

See accompanying notes to the financial statements.

3

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $19) (Note 2)	$1
Investments in affiliated issuers, at value (cost $186,135,115) (Notes 2 and 8)	203,506,676
Cash	4,570,610
Foreign currency, at value (cost $46,115) (Note 2)	46,422
Receivable for Fund shares sold	90,000
Unrealized appreciation on open forward currency contracts (Note 2)	595,602
Receivable for expenses reimbursed by Manager (Note 3)	114,430
Total assets	208,923,741
Liabilities:
Payable for Fund shares repurchased	10,000
Payable to affiliate for (Note 3):
Management fee	90,723
Shareholder service fee	25,204
Trustees and Chief Compliance Officer fees	453
Unrealized depreciation on open forward currency contracts (Note 2)	367,602
Accrued expenses	45,567
Total liabilities	539,549
Net assets	$208,384,192
Net assets consist of:
Paid-in capital	$170,056,275
Accumulated undistributed net investment income	6,248,087
Accumulated net realized gain	14,479,980
Net unrealized appreciation	17,599,850
$208,384,192
Net assets attributable to:
Class III shares	$208,384,192
Shares outstanding:
Class III	26,508,725
Net asset value per share:
Class III	$7.86

See accompanying notes to the financial statements.

4

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Interest	$284,606
Dividends from affiliated issuers (Note 8)	184,307
Total investment income	468,913
Expenses:
Management fee (Note 3)	1,009,224
Shareholder service fee – Class III (Note 3)	280,340
Custodian and fund accounting agent fees	39,652
Transfer agent fees	13,984
Audit and tax fees	31,280
Legal fees	3,607
Trustees fees and related expenses (Note 3)	5,513
Registration fees	2,852
Miscellaneous	2,760
Total expenses	1,389,212
Fees and expenses reimbursed by Manager (Note 3)	(93,104)
Indirectly incurred fees waived or borne by Manager (Note 3)	(970,653)
Shareholder service fee waived (Note 3)	(211,986)
Net expenses	113,469
Net investment income (loss)	355,444
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	144,626,142
Realized gains distributions from affiliated issuers (Note 8)	5,376,384
Foreign currency, forward contracts and foreign currency related transactions	(26,970,602)
Net realized gain (loss)	123,031,924
Change in net unrealized appreciation (depreciation) on:
Investments	(84,444,982)
Foreign currency, forward contracts and foreign currency related transactions	6,180,652
Net unrealized gain (loss)	(78,264,330)
Net realized and unrealized gain (loss)	44,767,594
Net increase (decrease) in net assets resulting from operations	$45,123,038

See accompanying notes to the financial statements.

5

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$355,444	$5,426,527
Net realized gain (loss)	123,031,924	153,479,538
Change in net unrealized appreciation (depreciation)	(78,264,330)	10,427,322
Net increase (decrease) in net assets from operations	45,123,038	169,333,387
Distributions to shareholders from:
Net investment income
Class III	(9,318,611)	(52,100,981)
Net realized gains
Class III	(125,564,331)	(66,360,906)
	(134,882,942)	(118,461,887)
Net share transactions (Note 7):
Class III	(430,670,293)	97,037,616
Total increase (decrease) in net assets	(520,430,197)	147,909,116
Net assets:
Beginning of period	728,814,389	580,905,273
End of period (including accumulated undistributed net investment income of $6,248,087 and $15,211,254, respectively)	$208,384,192	$728,814,389

See accompanying notes to the financial statements.

6

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006		2005	2004	2003	2002
Net asset value, beginning of period	$9.07		$8.38		$7.33	$5.54	$7.14	$9.25
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.01		0.07		0.21	0.20	0.22	0.46
Net realized and unrealized gain (loss)	0.49		2.17		0.84	1.59	(1.55)	(1.00)
Total from investment operations	0.50		2.24		1.05	1.79	(1.33)	(0.54)
Less distributions to shareholders:
From net investment income	(0.12)		(0.71	)(b)	—	—	(0.27)	(1.53)
From net realized gains	(1.59)		(0.84)		—	—	—	(0.04)
Total distributions	(1.71)		(1.55)		—	—	(0.27)	(1.57)
Net asset value, end of period	$7.86		$9.07		$8.38	$7.33	$5.54	$7.14
Total Return(c)	5.21	%**	28.42%		14.32%	32.31%	(19.53)%	(5.38)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$208,384		$728,814		$580,905	$160,586	$28,923	$37,581
Net expenses to average daily net assets(d)	0.06	%*	0.05%		0.04%	0.04%	0.06%	0.31%
Net investment income to average daily net assets(a)	0.19	%*	0.82%		2.64%	2.98%	3.32%	5.33%
Portfolio turnover rate	7	%**	36%		3%	5%	90%	120%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.68	%*	0.67%		0.71%	0.87%	1.32%	0.79%

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying fund(s) in which the Fund invests.

(b)  Distributions from net investment income include amounts (approximately $0.07 per share) from foreign currency transactions which are treated as realized capital gain for book purposes.

(c)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

(d)  On July 3, 2001, the Fund began to invest a substantial portion of its assets in other funds of GMO Trust and revised its reimbursement policy. Net expenses exclude expenses incurred indirectly through investment in the underlying fund(s) (See Note 3).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

7

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Currency Hedged International Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its investment objective by outperforming the MSCI EAFE Index (Europe, Australasia, and Far East) (Hedged). The Fund may invest to varying extents in GMO International Core Equity Fund, GMO International Intrinsic Value Fund, GMO International Growth Equity Fund, and GMO International Small Companies Fund. GMO attempts to hedge at least 70% of the foreign currency exposure in the underlying funds' investments relative to the U.S. dollar.

The financial statements of the series of the Trust in which the Fund invests ("underlying fund(s)") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect) or visiting GMO's website at www.gmo.com.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Shares of the underlying fund(s) and other mutual funds are valued at their net asset value.

Investments held by the underlying fund(s) are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies

8

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

or procedures are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency

9

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no futures contracts outstanding at the end of the period.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no written option contracts outstanding at the end of the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market

10

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. There were no swap agreements outstanding at the end of the period.

11

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. For the six months ended August 31, 2006, the Fund did not participate in securities lending.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2006, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $261,972 and $1,682,281 expiring in 2010 and 2011, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

12

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$186,135,134	$17,371,561	$(18)	$17,371,543

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s). Because the underlying fund(s) have varied

13

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

expense and fee levels and the Fund may own different proportions of the underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in the underlying Funds, fees and expenses of the independent trustees of the Trust, expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes (collectively, "Excluded Fund Fees and Expenses")) exceed 0.54% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2007 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in the underlying Funds (excluding these Funds' Excluded Fund Fees and Expenses), exceeds 0.54% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.54% of the Fund's average daily net assets.

14

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s). For the six months ended August 31, 2006, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.522%	0.113%	0.635%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $4,501 and $1,012, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $23,510,691 and $599,100,000, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related party

As of August 31, 2006, 50.2% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the outstanding shares of the Fund. One of the shareholders is another fund of the Trust.

As of August 31, 2006, less than 0.1% of the Fund's shares were held by one related party comprised of a certain GMO employee account, and 98.7% of the Fund's shares were held by accounts for which the Manager has investment discretion.

15

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	2,862,870	$23,548,074	23,875,120	$209,368,988
Shares issued to shareholders in reinvestment of distribution	16,770,993	133,832,529	13,307,037	115,516,716
Shares repurchased	(73,499,854)	(588,050,896)	(26,162,473)	(227,848,088)
Net increase (decrease)	(53,865,991)	$(430,670,293)	11,019,684	$97,037,616

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of these affiliated issuers during the six months ended August 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO International Growth Equity Fund, Class III	$353,206,539	$6,588,807	$382,475,831	$—	$2,688,807	$—
GMO International Growth Equity Fund, Class IV	—	94,475,831	1,000,000	—	—	101,571,669
GMO International Intrinsic Value Fund, Class IV	365,708,285	11,221,884	304,400,000	184,307	2,687,577	101,935,007
Totals	$718,914,824	$112,286,522	$687,875,831	$184,307	$5,376,384	$203,506,676

16

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO Currency Hedged International Equity Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee

17

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests, noting in particular that, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for certain of the fees and expenses (including advisory fees) that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to

18

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

19

GMO Currency Hedged International Equity Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.70%	$1,000.00	$1,052.10	$3.62
2) Hypothetical	0.70%	$1,000.00	$1,021.68	$3.57

*  Expenses are calculated using the Class's annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

20

GMO International Bond Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO International Bond Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	97.6%
Short-Term Investments	2.0
Futures	0.9
Forward Currency Contracts	0.3
Loan Assignments	0.2
Loan Participations	0.2
Call Options Purchased	0.1
Swaps	0.1
Promissory Notes	0.0
Put Options Purchased	0.0
Rights and Warrants	0.0
Written Options	0.0
Reverse Repurchase Agreements	(1.0)
Other	(0.4)
100.0%
Country/Region Summary**	% of Investments
Euro Region***	54.4%
Japan	26.9
Sweden	22.6
Australia	20.4
United Kingdom	7.8
Canada	(5.4)
United States	(26.7)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying fund(s)").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying fund(s). The table excludes short-term investments and any investment in the underlying fund(s) that are less than 3% of invested assets. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Belgium, Finland, France, Germany, Ireland, Italy, Netherlands and Spain.

1

GMO International Bond Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 5.2%
		Australia — 0.1%
		Asset-Backed Securities
USD	710,655	Medallion Trust, Series 03-1G, Class A, Variable Rate, 3 mo. LIBOR + .19%, 5.61%, due 12/21/33	712,176
		Canada — 1.7%
		Foreign Government Obligations
CAD	2,000,000	Government of Canada (Cayman), 7.25%, due 06/01/08	1,893,839
CAD	2,000,000	Province of British Columbia, 7.88%, due 11/30/23	2,475,726
GBP	1,500,000	Province of Quebec, 8.63%, due 11/04/11	3,281,173
		Total Canada	7,650,738
		United Kingdom — 0.6%
		Asset-Backed Securities
GBP	489,929	RMAC, Series 03-NS1X Class A2A, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .45%, 5.04%, due 06/12/35	936,871
GBP	872,913	RMAC, Series 03-NS2A Class A2A, 144A, AMBAC, Variable Rate, 3 mo. LIBOR + .40%, 4.98%, due 09/12/35	1,666,059
		Total United Kingdom	2,602,930
		United States — 2.8%
		U.S. Government
USD	7,535,040	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (a) (b)	7,632,760
USD	5,000,000	U.S. Treasury Note, 4.00%, due 09/30/07 (c)	4,947,656
		Total United States	12,580,416
		TOTAL DEBT OBLIGATIONS (COST $21,209,056)	23,546,260

See accompanying notes to the financial statements.

2

GMO International Bond Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 94.0%
	Affiliated Issuers — 94.0%
1,241,748	GMO Emerging Country Debt Fund, Class III	13,833,073
12,218,072	GMO Short-Duration Collateral Fund	318,158,602
37,466	GMO Special Purpose Holding Fund (d)	182,084
3,538,368	GMO World Opportunity Overlay Fund	90,016,078
	TOTAL MUTUAL FUNDS (COST $414,303,043)	422,189,837
	SHORT-TERM INVESTMENTS — 0.4%
	Money Market Funds — 0.4%
1,737,286	Merrimac Cash Series-Premium Class	1,737,286
	TOTAL SHORT-TERM INVESTMENTS (COST $1,737,286)	1,737,286
	TOTAL INVESTMENTS — 99.6% (Cost $437,249,385)	447,473,383
	Other Assets and Liabilities (net) — 0.4%	1,524,808
	TOTAL NET ASSETS — 100.0%	$448,998,191

See accompanying notes to the financial statements.

3

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2006 (Unaudited)

A summary of outstanding financial instruments at August 31, 2006 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
401	Australian Government Bond 10 Yr.	September 2006	$31,379,509	$303,933
702	Australian Government Bond 3 Yr.	September 2006	53,903,630	102,884
497	Euro BOBL	September 2006	70,327,000	521,854
869	Euro Bund	September 2006	131,672,279	2,144,069
1	Japanese Government Bond 10 Yr. (LIF)	September 2006	1,150,901	(277)
85	Japanese Government Bond 10 Yr. (TSE)	September 2006	97,732,442	1,750,451
187	UK Gilt Long Bond	December 2006	39,226,838	112,346
				$4,935,260
Sales
261	Canadian Government Bond 10 Yr.	December 2006	$26,952,447	$(191,376)
3,040	Federal Fund 30 day	September 2006	1,200,136,003	(10,640)
266	U.S. Long Bond	December 2006	29,542,625	(154,712)
305	U.S. Treasury Note 10 Yr.	December 2006	32,749,375	(104,185)
489	U.S. Treasury Note 2 Yr.	December 2006	99,924,094	(164,451)
166	U.S. Treasury Note 5 Yr.	December 2006	17,448,156	(42,810)
				$(668,174)

As of August 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

4

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2006 (Unaudited)

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
10/24/06	AUD	73,400,000	$55,986,951	$196,199
10/31/06	CAD	2,400,000	2,175,246	11,954
9/19/06	CHF	41,900,000	34,091,021	40,027
9/26/06	EUR	183,500,000	235,396,723	(104,472)
9/12/06	GBP	47,200,000	89,879,972	1,815,822
10/10/06	JPY	12,460,000,000	106,649,947	(1,283,173)
10/03/06	NZD	35,500,000	23,224,482	977,349
9/05/06	SEK	53,373	7,365	(39)
				$1,653,667
Sales
10/24/06	AUD	12,500,000	$9,534,563	$(42,540)
10/31/06	CAD	3,400,000	3,081,598	(14,556)
9/19/06	CHF	89,400,000	72,738,361	(25,139)
9/26/06	EUR	29,500,000	37,843,070	(106,950)
9/12/06	GBP	1,400,000	2,665,931	(82,623)
10/10/06	JPY	1,010,000,000	8,644,980	215,321
10/03/06	NZD	3,000,000	1,962,632	(116,432)
				$(172,919)

Forward Cross Currency Contracts

Settlement Date	Deliver/Units of Currency		Receive/In Exchange For		Net Unrealized Appreciation (Depreciation)
9/05/06	EUR	20,800,000	SEK	192,010,600	$(152,005)
9/05/06	SEK	192,063,973	EUR	20,800,000	144,640
10/17/06	EUR	22,200,000	NOK	175,147,233	(736,947)
10/17/06	NOK	95,903,712	EUR	12,000,000	203,358
11/07/06	EUR	11,300,000	SEK	104,454,375	(47,811)
					$(588,765)

See accompanying notes to the financial statements.

5

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2006 (Unaudited)

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
99,000,000	SEK	9/20/2008	JP Morgan	Receive	3.20%	3 month SEK STIBOR
			Chase Bank				$(112,977)
95,000,000	SEK	9/20/2011	Citigroup	Receive	3.60%	3 month SEK STIBOR	(188,421)
101,000,000	SEK	9/20/2011	Deutsche Bank AG	Receive	3.60%	3 month SEK STIBOR	(200,321)
99,000,000	SEK	9/20/2011	JP Morgan Chase Bank	Receive	3.60%	3 month SEK STIBOR	(196,355)
73,000,000	SEK	9/20/2013	Deutsche Bank AG	Receive	3.70%	3 month SEK STIBOR	(197,815)
41,000,000	SEK	9/20/2013	JP Morgan Chase Bank	Receive	3.70%	3 month SEK STIBOR	(111,101)
84,000,000	SEK	9/20/2016	Deutsche Bank AG	Receive	3.75%	3 month SEK STIBOR	(345,515)
66,000,000	SEK	9/20/2016	JP Morgan Chase Bank	Receive	3.75%	3 month SEK STIBOR	(271,476)
5,000,000	EUR	3/21/2030	UBS Warburg	Receive	5.90%	3 Month Floating Rate
						EUR LIBOR	1,578,368
							$(45,613)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

LIBOR - London Interbank Offered Rate

STIBOR - Stockholm Interbank Offered Rate

Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 2006, which are subject to change based on the terms of the security.

(a)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(b)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 2).

(c)  All or a portion of this security has been segregated to cover collateral requirements on open swap contracts (Note 2).

(d)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

See accompanying notes to the financial statements.

6

GMO International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2006 (Unaudited)

Currency Abbreviations:

AUD - Australian Dollar CAD - Canadian Dollar CHF - Swiss Franc EUR - Euro GBP - British Pound	JPY - Japanese Yen NOK - Norwegian Krone NZD - New Zealand Dollar SEK - Swedish Krona USD - United States Dollar

See accompanying notes to the financial statements.

7

GMO International Bond Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $22,946,342) (Note 2)	$25,283,546
Investments in affiliated issuers, at value (cost $414,303,043) (Notes 2 and 8)	422,189,837
Foreign currency, at value (cost $201,114) (Note 2)	199,581
Interest receivable	526,169
Unrealized appreciation on open forward currency and cross currency contracts (Note 2)	3,604,670
Receivable for variation margin on open futures contracts (Note 2)	348,116
Interest receivable for open swap contracts	110,648
Receivable for open swap contracts (Note 2)	1,578,368
Reimbursement for payment in respect of dividend paid under Internal Revenue Code Section 860 (Note 2)	748,961
Receivable for expenses reimbursed by Manager (Note 3)	27,542
Total assets	454,617,438
Liabilities:
Payable for investments purchased	300,000
Payable for payment in respect of dividend paid under Internal Revenue Code Section 860 (Note 2)	748,961
Payable to affiliate for (Note 3):
Management fee	95,178
Shareholder service fee	57,106
Trustees and Chief Compliance Officer fees	739
Unrealized depreciation on open forward currency and cross currency contracts (Note 2)	2,712,687
Payable for open swap contracts (Note 2)	1,623,981
Accrued expenses	80,595
Total liabilities	5,619,247
Net assets	$448,998,191
Net assets consist of:
Paid-in capital	$439,769,136
Distributions in excess of net investment income	(1,581,747)
Accumulated net realized loss	(4,654,392)
Net unrealized appreciation	15,465,194
$448,998,191
Net assets attributable to:
Class III shares	$448,998,191
Shares outstanding:
Class III	44,794,911
Net asset value per share:
Class III	$10.02

See accompanying notes to the financial statements.

8

GMO International Bond Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$3,460,342
Interest (including securities lending income of $692)	929,674
Total investment income	4,390,016
Expenses:
Payment in respect of dividend paid under Internal Revenue Code Section 860 (Note 2)	748,961
Management fee (Note 3)	563,757
Shareholder service fee – Class III (Note 3)	338,253
Custodian, fund accounting agent and transfer agent fees	87,400
Audit and tax fees	31,556
Legal fees	5,336
Trustees fees and related expenses (Note 3)	3,692
Registration fees	4,600
Miscellaneous	3,312
Total expenses	1,786,867
Reimbursement for payment in respect of dividend paid under Internal Revenue Code Section 860 (Note 2)	(748,961)
Fees and expenses reimbursed by Manager (Note 3)	(129,904)
Indirectly incurred fees waived or borne by Manager (Note 3)	(28,224)
Shareholder service fee waived – Class III (Note 3)	(10,193)
Net expenses	869,585
Net investment income (loss)	3,520,431
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(856,021)
Investments in affiliated issuers	1,307,970
Realized gains distributions from affiliated issuers (Note 8)	1,901,745
Closed futures contracts	(2,856,129)
Closed swap contracts	(2,697,794)
Foreign currency, forward contracts and foreign currency related transactions	10,334,100
Net realized gain (loss)	7,133,871
Change in net unrealized appreciation (depreciation) on:
Investments	4,549,169
Open futures contracts	5,473,179
Open swap contracts	(1,471,034)
Foreign currency, forward contracts and foreign currency related transactions	956,394
Net unrealized gain (loss)	9,507,708
Net realized and unrealized gain (loss)	16,641,579
Net increase (decrease) in net assets resulting from operations	$20,162,010

See accompanying notes to the financial statements.

9

GMO International Bond Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$3,520,431	$9,711,327
Net realized gain (loss)	7,133,871	(33,502,814)
Change in net unrealized appreciation (depreciation)	9,507,708	(7,608,320)
Net increase (decrease) in net assets from operations	20,162,010	(31,399,807)
Distributions to shareholders from:
Net investment income
Class III	—	(14,894,446)
Net realized gains
Class III	—	(287,353)
	—	(15,181,799)
Net share transactions (Note 7):
Class III	6,308,309	30,744,414
Increase (decrease) in net assets resulting from net share transactions	6,308,309	30,744,414
Total increase (decrease) in net assets	26,470,319	(15,837,192)
Net assets:
Beginning of period	422,527,872	438,365,064
End of period (including distributions in excess of net investment income of $1,581,747 and $5,102,178, respectively)	$448,998,191	$422,527,872

See accompanying notes to the financial statements.

10

GMO International Bond Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$9.57		$10.61	$10.38	$9.94	$9.05	$9.44
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.08		0.21	0.17	0.20	0.20	0.44
Net realized and unrealized gain (loss)	0.37		(0.93)	1.02	1.94	2.00	(0.80)
Total from investment operations	0.45		(0.72)	1.19	2.14	2.20	(0.36)
Less distributions to shareholders:
From net investment income	—		(0.31)	(0.91)	(0.71)	(1.31)	(0.03)
From net realized gains	—		(0.01)	(0.05)	(0.99)	—	—
Total distributions	—		(0.32)	(0.96)	(1.70)	(1.31)	(0.03)
Net asset value, end of period	$10.02		$9.57	$10.61	$10.38	$9.94	$9.05
Total Return(b)	4.70	%**	(6.83)%	11.81%	23.17%	25.17%	(3.80)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$448,998		$422,528	$438,365	$271,015	$122,521	$135,048
Net expenses to average daily net assets(c)	0.39	%*	0.39%	0.39%	0.39%	0.38%	0.38%
Net investment income to average daily net assets(a)	1.56	%*	2.13%	1.65%	1.98%	1.96%	4.73%
Portfolio turnover rate	13	%**	36%	51%	26%	40%	36%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.41	%*	0.08%	0.09%	0.12%	0.11%	0.11%

(a)  Net investment income is affected by the timing of the declaration of the dividends by the underlying fund(s) in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying funds (See Note 3).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

11

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of the JPMorgan Non-U.S. Government Bond Index. The Fund typically invests in fixed income securities included in the JPMorgan Non-U.S. Government Bond Index and in securities with similar characteristics. The Fund seeks additional returns by investing in global interest rate, currency, and emerging country debt markets. The Fund may invest in or use investment-grade bonds denominated in various currencies; shares of GMO Short-Duration Collateral Fund; shares of GMO World Opportunity Overlay Fund; futures contracts, currency forwards, swap contracts, and other types of derivatives; and sovereign debt of emerging countries, primarily through investment in shares of GMO Emerging Country Debt Fund (limited to 5% of the Fund's total assets).

The financial statements of the series of the Trust in which the Fund invests ("underlying fund(s)") should be read in conjunction with the Fund's financial statements. These financial statements are available, upon request, without charge by calling (617) 346-7646 (collect). Shares of the GMO Short-Duration Collateral Fund, the GMO World Opportunity Overlay Fund and the GMO Special Purpose Holding Fund are not publicly available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which

12

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and, at its discretion, may override a price supplied by a source (by taking a price supplied by another source).

Certain securities held by the Fund or the underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of August 31, 2006, the total value of these securities represented 37.6% of net assets.

GMO Special Purpose Holding Fund ("SPHF"), a holding of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF. In April of 2006, SPHF entered into a settlement agreement with a defendant in the lawsuit and the Fund indirectly received $1,300,783 in conjunction with the settlement. The outcome of the lawsuits against the defendants is not predictable and any potential recoveries are not reflected in the net asset value of the Fund. To the extent additional recoveries are realized, such recoveries may be material to the net asset value of the Fund.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency

13

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the

14

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no written option contracts outstanding at the end of the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively.

15

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. There were no repurchase agreements outstanding at the end of the period.

16

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and broker-dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. There were no reverse repurchase agreements outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2006, the Fund had no securities on loan.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2006, the Fund elected to defer to March 1, 2006 post-October capital losses of $21,531,334.

17

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$438,556,309	$8,988,208	$(71,134)	$8,917,074

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

On October 12, 2006, the Fund paid a dividend under Code Section 860 of $0.092 per share to shareholders of record as of October 11, 2006. It is anticipated the Fund will be required to make a payment of approximately $830,768 to the Internal Revenue Service ("IRS") related to such dividend, of which $748,961 was accrued through August 31, 2006. The Fund will be fully reimbursed for this payment.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature

18

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s). Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of the underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Investment risks

There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares. The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in the underlying Funds, fees and expenses of the independent trustees of the Trust, expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes (collectively, "Excluded Fund Fees and Expenses")) exceed 0.25% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2007 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF's fees and expenses of the independent trustees of the Trust, fees expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's CCO (excluding any employee benefits), and investment-related expenses such as brokerage commissions, hedging transaction fees,

19

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

securities lending fees and expenses, interest expense and transfer taxes), exceeds 0.25% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.25% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s). For the six months ended August 31, 2006, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.015%	0.005%	0.018%	0.038%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $2,407 and $1,288, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $80,442,763 and $58,992,805, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2006, 44.3% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

20

GMO International Bond Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

As of August 31, 2006, 3.2% of the Fund's shares were held by seven related parties comprised of certain GMO employee accounts, and 50.1% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	4,686,601	$46,395,313	9,855,130	$99,990,204
Shares issued to shareholders in reinvestment of distributions	—	—	1,466,265	14,090,802
Shares repurchased	(4,054,378)	(40,087,004)	(8,493,772)	(83,336,592)
Net increase (decrease)	632,223	$6,308,309	2,827,623	$30,744,414

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the securities of these affiliated issuers during the six months ended August 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Emerging Country Debt Fund, Class III	$12,966,615	$2,033,850	$1,000,000	$151,429	$382,421	$13,833,073
GMO Short-Duration Collateral Fund	295,468,092	63,708,913	46,250,000	3,308,913	—	318,158,602
GMO Special Purpose Holding Fund	308,345	—	—	—	1,519,324	182,084
GMO World Opportunity Overlay Fund	84,234,362	14,700,000	9,650,000	—	—	90,016,078
Totals	$392,977,414	$80,442,763	$56,900,000	$3,460,342	$1,901,745	$422,189,837

21

GMO International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO International Bond Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to

22

GMO International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests, noting in particular that, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for certain of the fees and expenses (including advisory fees) that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's

23

GMO International Bond Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

24

GMO International Bond Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.43%	$1,000.00	$1,047.00	$2.22
2) Hypothetical	0.43%	$1,000.00	$1,023.04	$2.19

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

25

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	86.4%
Loan Participations	7.5
Loan Assignments	7.2
Swaps	3.3
Call Options Purchased	1.3
Rights and Warrants	0.8
Short-Term Investments	0.7
Promissory Notes	0.4
Put Options Purchased	0.1
Forward Currency Contracts	0.0
Futures	0.0
Written Options	(0.1)
Reverse Repurchase Agreements	(9.7)
Other	2.1
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying fund(s)").

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2006 (Unaudited)

Country Summary**	% of Investments
Mexico	17.8%
Brazil	14.3
Russia	9.7
Venezuela	6.3
Colombia	5.9
Philippines	5.6
Turkey	5.6
Uruguay	4.6
Ukraine	4.1
Argentina	2.8
South Africa	2.1
Peru	2.0
Iraq	1.7
El Salvador	1.4
Nigeria	1.3
Pakistan	1.3
Vietnam	1.2
Dominican Republic	1.2
India	1.1
Serbia	1.0
Ecuador	1.0
Trinidad	1.0
Algeria	0.9
Ivory Coast	0.9
Jamaica	0.7
Malaysia	0.7
Panama	0.6
Chile	0.5
Egypt	0.5
Poland	0.5
Africa	0.5
Indonesia	0.5
Bosnia	0.3
Morocco	0.3
Costa Rica	0.2
Tunisia	0.2
Nicaragua	0.2
China	0.2
Thailand	0.2
Belize	0.1
Romania	(0.1)
Bulgaria	(0.1)
Lebanon	(0.2)
South Korea	(0.6)
100.0%

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying fund(s). The table excludes short-term investments and any investment in the underlying fund(s) that are less than 3% of invested assets. The table includes exposure through the use of derivative contracts.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 79.9%
		Argentina — 8.5%
		Foreign Government Obligations
USD	24,087	Republic of Argentina, 8.28%, due 12/31/33	22,883
USD	3,433,525	Republic of Argentina Capitalization Bond, 12.25%, due 06/19/18 (a)	1,064,393
USD	45,720,000	Republic of Argentina Capitalization Bond, 12.00%, due 06/19/31 (a)	14,401,800
USD	32,000,000	Republic of Argentina Discount Bond, Series L-GL, Variable Rate, 6 mo. LIBOR + .81%, 5.44%, due 03/31/23 (a)	14,400,000
DEM	3,830,000	Republic of Argentina Discount Bond, Variable Rate, 6 mo. DEM LIBOR + .81%, 3.00%, due 03/31/23 (a)	1,128,964
ARS	220,171,475	Republic of Argentina GDP linked, 0.00%, due 12/15/35 (a) (b) (e)	22,227,477
DEM	5,000,000	Republic of Argentina Global Bond, 9.00%, due 11/19/08 (a)	884,306
ARS	7,050,698	Republic of Argentina Global Bond, 2.00%, due 02/04/18 (a) (e)	2,489,406
USD	26,545,000	Republic of Argentina Global Bond, 12.13%, due 02/25/19 (a)	7,963,500
USD	6,931,000	Republic of Argentina Global Bond, 12.00%, due 02/01/20 (a)	2,079,300
USD	3,540,000	Republic of Argentina Global Bond, 8.88%, due 03/01/29 (a)	920,400
USD	31,390,000	Republic of Argentina Global Bond, Reg. S, Variable Rate, 3 mo. LIBOR + .58%, 10.29%, due 04/06/49 (a)	7,298,175
USD	198,230	Republic of Argentina Global Bond, Series 2008, Step Up, 15.50%, due 12/19/08 (a)	61,451
USD	8,000,000	Republic of Argentina Global Bond, Series BT04, 9.75%, due 09/19/27 (a)	2,400,000
DEM	20,000,000	Republic of Argentina Global Bond, Series DM, 5.87%, due 03/31/23 (a)	7,565,730
EUR	3,500,000	Republic of Argentina Global Bond, Series FEB, Step Down, 8.00%, due 02/26/08 (a)	1,425,023
ARS	28,000,000	Republic of Argentina Global Bond, Step Up, 0.63%, due 12/31/38 (e)	3,579,659
USD	15,000,000	Republic of Argentina Global Par Bond, Series L-GP, Variable Rate, Step Up, 6.00%, due 03/31/23 (a)	6,750,000
USD	2,000,000	Republic of Argentina Pro 4, 2.00%, due 12/28/10 (a)	330,400
EUR	244,000,000	Republic of Argentina, Step Up, 1.20%, due 12/31/38	130,823,351
USD	10,600,000	Republic of Argentina, Step Up, 1.33%, due 12/31/38 (b)	4,611,000
		Total Argentina	232,427,218

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value		Description	Value ($)
		Aruba — 1.0%
		Foreign Government Obligations
USD	3,500,000	Government of Aruba, 6.71%, due 10/15/13	3,430,000
USD	12,000,000	Government of Aruba, 144A, 6.40%, due 09/06/15	11,700,000
USD	13,000,000	Government of Aruba, Reg S, 6.40%, due 09/06/15	12,740,000
		Total Aruba	27,870,000
		Belize — 0.1%
		Foreign Government Obligations
USD	4,000,000	Belize Government International Bond, 9.50%, due 08/15/12	3,010,000
		Bosnia & Herzegovina — 0.5%
		Foreign Government Obligations
DEM	24,486,680	Bosnia & Herzegovina, Series A, Step Up, Variable Rate, 6 mo. DEM LIBOR + .81%, 3.50%, due 12/11/17	14,275,417
		Brazil — 8.4%
		Foreign Government Obligations
USD	4,153,226	Brazil MYDFA Trust Certificates, 144A, Variable Rate, 6 mo. LIBOR + .81%, 5.94%, due 09/15/07	4,153,226
USD	12,625,000	Brazilian Government International Exit Bonds, 6.00%, due 09/15/13	12,618,688
USD	494,320	Brazilian Government International Exit Bonds Odd Lot, 6.00%, due 09/15/13	484,187
USD	14,000,000	Republic of Brazil, 8.75%, due 02/04/25	16,646,000
USD	56,000,000	Republic of Brazil, 8.25%, due 01/20/34 (b)	64,400,000
USD	101,000,000	Republic of Brazil, 11.00%, due 08/17/40 (b)	131,956,500
		Total Brazil	230,258,601
		Cayman Islands — 0.1%
		Corporate Debt
USD	2,151,677	Petroleum Export/Cayman, 144A, 5.27%, due 06/15/11	2,070,989
		China — 0.3%
		Foreign Government Obligations
USD	7,500,000	China Government International Bond, 6.80%, due 05/23/11	7,958,039

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value		Description	Value ($)
		Colombia — 0.5%
		Foreign Government Obligations
USD	8,000,000	Republic of Colombia, 8.70%, due 02/15/16	8,992,000
USD	3,800,000	Republic of Colombia, 11.85%, due 03/09/28	4,693,000
		Total Colombia	13,685,000
		Costa Rica — 0.3%
		Foreign Government Obligations
USD	3,000,000	Republic of Costa Rica, Reg S, 8.05%, due 01/31/13	3,217,500
USD	3,710,000	Republic of Costa Rica, Reg S, 10.00%, due 08/01/20	4,674,600
		Total Costa Rica	7,892,100
		Dominican Republic — 1.9%
		Foreign Government Obligations
USD	1,766,772	Dominican Republic Bond, Variable Rate, 6 mo. LIBOR + .81%, 6.31%, due 08/30/09	1,762,355
USD	42,557,000	Dominican Republic Bond, Variable Rate, 6 mo. LIBOR + .81%, 6.19%, due 08/30/24	40,854,720
USD	9,000,000	Dominican Republic, Reg S, 8.63%, due 04/20/27	9,450,000
		Total Dominican Republic	52,067,075
		Ecuador — 1.4%
		Foreign Government Obligations
USD	2,610,566	Republic of Ecuador PDI (Global Bearer Capitalization Bond), PIK, Variable Rate, 6 mo. LIBOR + .81%, 6.31%, due 02/27/15 (e)	1,472,069
USD	2,000,000	Republic of Ecuador, Reg S, 9.38%, due 12/15/15	2,050,000
USD	33,587,000	Republic of Ecuador, Variable Rate, Step Up, 10.00%, due 08/15/30	33,419,065
		Total Ecuador	36,941,134
		El Salvador — 1.4%
		Foreign Government Obligations
USD	37,000,000	Republic of El Salvador, 144A, 7.65%, due 06/15/35	38,942,500

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value		Description	Value ($)
		Grenada — 0.1%
		Foreign Government Obligations
USD	6,000,000	Government of Grenada, Reg S, Step Up, 1.00%, due 09/15/25	3,090,000
		Indonesia — 0.5%
		Foreign Government Obligations
USD	10,500,000	Republic of Indonesia, Reg S, 8.50%, due 10/12/35	12,113,850
		Iraq — 0.4%
		Foreign Government Obligations
USD	16,000,000	Republic of Iraq, Reg S, 5.80%, due 01/15/28	10,320,000
		Ivory Coast — 1.3%
		Foreign Government Obligations
FRF	37,500,000	Ivory Coast Discount Bond, Series FF, Variable Rate, Step Up, 4.50%, due 03/31/28 (a)	2,453,583
FRF	85,905,000	Ivory Coast FLIRB, Variable Rate, Step Up, 2.50%, due 03/29/18 (a)	4,026,747
USD	69,850,000	Ivory Coast FLIRB, Variable Rate, Step Up, 2.50%, due 03/29/18 (a)	17,811,750
FRF	256,889,500	Ivory Coast PDI, Series FF, Variable Rate, Step Up, 1.90%, due 03/30/18 (a)	12,041,545
		Total Ivory Coast	36,333,625
		Jamaica — 0.8%
		Corporate Debt — 0.7%
USD	17,000,000	Air Jamaica Ltd., Reg S, 9.38%, due 07/08/15	17,535,500
		Foreign Government Obligations — 0.1%
USD	3,000,000	Government of Jamaica, 10.63%, due 06/20/17	3,462,000
		Total Jamaica	20,997,500
		Luxembourg — 0.7%
		Corporate Debt
USD	19,000,000	VTB Capital SA, Reg S, 6.25%, due 06/30/35	19,142,500

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value		Description	Value ($)
		Malaysia — 1.3%
		Corporate Debt — 1.0%
MYR	45,000,000	Transshipment Megahub Berhad, Series C, 5.45%, due 11/03/09	12,867,785
MYR	50,000,000	Transshipment Megahub Berhad, Series F, 6.70%, due 11/03/12	15,029,049
			27,896,834
		Foreign Government Obligations — 0.3%
USD	8,000,000	Malaysia Global Bond, 7.50%, due 07/15/11	8,685,730
		Total Malaysia	36,582,564
		Mexico — 11.9%
		Corporate Debt — 3.9%
USD	12,000,000	Pemex Project Funding Master Trust, 8.63%, due 02/01/22	14,400,000
USD	20,000,000	Pemex Project Funding Master Trust, 144A, 8.63%, due 02/01/22	23,400,000
EUR	30,000,000	Pemex Project Funding Master Trust, Reg S, 6.38%, due 08/05/16	42,470,122
GBP	7,689,000	Pemex Project Funding Master Trust, Series EMTN, 7.50%, due 12/18/13	15,866,361
ITL	16,955,000,000	Petroleos Mexicanos, Series EMTN, Variable Rate, 11.25% – 12 mo. ITL LIBOR, 8.21%, due 03/04/08	11,667,161
			107,803,644
		Foreign Government Obligations — 8.0%
USD	29,376,000	United Mexican States, 8.13%, due 12/30/19	35,398,080
USD	60,250,000	United Mexican States, 8.30%, due 08/15/31	75,704,125
USD	10,000,000	United Mexican States Global Bond, 11.50%, due 05/15/26	15,850,000
ITL	28,000,000,000	United Mexican States, Series EMTN, 11.00%, due 05/08/17	28,438,094
GBP	29,994,000	United Mexican States, Series GMTN, 6.75%, due 02/06/24	63,677,734
			219,068,033
		Total Mexico	326,871,677
		Nicaragua — 0.3%
		Foreign Government Obligations
USD	10,194,188	Republic of Nicaragua BPI, Series E, 5.00%, due 02/01/11	8,884,133

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value		Description	Value ($)
		Nigeria — 1.0%
		Foreign Government Obligations
USD	26,000,000	Central Bank of Nigeria Par Bond, Series WW, Step Up, 6.25%, due 11/15/20	26,000,000
		Pakistan — 0.7%
		Foreign Government Obligations
USD	20,000,000	Islamic Republic of Pakistan, 144A, 7.88%, due 03/31/36	18,800,000
		Panama — 0.2%
		Foreign Government Obligations
USD	4,000,000	Republic of Panama, 7.13%, due 01/29/26	4,120,000
		Peru — 4.0%
		Foreign Government Obligations
USD	17,387,250	Peru FLIRB, Series 20 Yr., Variable Rate, Step Up, 5.00%, due 03/07/17	17,061,239
USD	25,000,000	Peru Par Bond, Series 30 Yr., Variable Rate, Step Up, 3.00%, due 03/07/27	18,487,500
USD	4,629,970	Peru Trust II, Series 98-A LB, 0.00%, due 02/28/16	3,386,128
USD	10,244,422	Peru Trust, Series 97-I-P Class A3, 0.00%, due 12/31/15	5,999,133
USD	5,000,000	Republic of Peru, 7.35%, due 07/21/25	5,275,000
USD	40,381,000	Republic of Peru Discount Bond, Variable Rate, 6 mo. LIBOR + .81%, 5.88%, due 03/07/27	38,765,760
EUR	13,700,000	Republic of Peru Global Bond, 7.50%, due 10/14/14	19,789,604
		Total Peru	108,764,364
		Philippines — 6.0%
		Corporate Debt — 1.8%
USD	6,000,000	National Power Corp., 9.88%, due 03/16/10	6,555,000
USD	31,600,000	National Power Corp., 9.63%, due 05/15/28	35,115,500
USD	8,500,000	National Power Corp. Global Bond, 8.40%, due 12/15/16	8,457,500
			50,128,000

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value		Description	Value ($)
		Foreign Government Obligations — 4.2%
USD	59,501,000	Central Bank of the Philippines, Series A, 8.60%, due 06/15/27	65,540,351
EUR	12,000,000	Republic of Philippines, 9.13%, due 02/22/10	17,180,221
USD	27,843,000	Republic of Philippines, 8.38%, due 02/15/11	29,895,029
USD	1,400,000	Republic of Philippines, Series 92-B, Variable Rate, 6 mo. LIBOR + .81%, 6.19%, due 12/01/09	1,358,000
			113,973,601
		Total Philippines	164,101,601
		Poland — 0.6%
		Foreign Government Obligations
USD	10,000,000	Delphes Co. No. 2 Ltd., Reg S, 7.75%, due 05/05/09	10,565,000
USD	6,000,000	Poland Government International Bond, 6.25%, due 07/03/12	6,254,700
		Total Poland	16,819,700
		Russia — 3.8%
		Corporate Debt — 3.4%
USD	14,000,000	RSHB Capital SA, 144A, 7.18%, due 05/16/13	14,441,000
USD	8,000,000	Sberbank Capital SA, EMTN, 6.48%, due 05/15/13	8,060,000
USD	70,000,000	Volga Investments Ltd. Notes, Variable Rate, 3 mo. LIBOR + 1.85%, 5.48%, due 04/02/08 (b)	70,082,600
			92,583,600
		Foreign Government Obligations — 0.4%
USD	10,500,000	Russian Federation, Reg S, Variable Rate, Step Up, 5.00%, due 03/31/30	11,673,900
		Total Russia	104,257,500
		Serbia — 0.5%
		Foreign Government Obligations
USD	14,966,026	Republic of Serbia, Reg S, Step Up, 3.75%, due 11/01/24	13,319,763

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value		Description	Value ($)
		South Africa — 1.2%
		Foreign Government Agency — 0.1%
ZAR	163,000,000	Eskom Holdings Ltd., 0.00%, due 12/31/32	2,513,340
		Foreign Government Obligations — 1.1%
EUR	25,000,000	Republic of South Africa, EMTN, 4.50%, due 04/05/16	31,474,653
		Total South Africa	33,987,993
		South Korea — 0.2%
		Foreign Government Agency
USD	6,000,000	Export Import Bank of Korea, 7.10%, due 03/15/07	6,052,069
		Thailand — 0.2%
		Corporate Debt
USD	5,000,000	PTT Public Co. Ltd., 5.75%, due 08/01/14	5,039,500
		Trinidad & Tobago — 0.5%
		Corporate Debt
USD	8,000,000	First Citizens St. Lucia, Reg S, 5.13%, due 02/14/11	7,769,200
USD	7,000,000	First Citizens St. Lucia, Reg S, 5.46%, due 02/01/12	6,852,020
			14,621,220
		Tunisia — 0.1%
		Foreign Government Obligations
JPY	360,000,000	Banque Centrale De Tunisie, Series 6RG, 4.35%, due 08/15/17	3,304,229
		Turkey — 1.9%
		Foreign Government Obligations
USD	56,500,000	Republic of Turkey, 6.88%, due 03/17/36	52,403,750
		Ukraine — 0.7%
		Foreign Government Agency — 0.7%
USD	9,000,000	Credit Suisse First Boston, The EXIM of Ukraine, 6.80%, due 10/04/12	8,550,000
USD	10,000,000	Dresdner Kleinwort Wasserstein for CJSC, The EXIM of Ukraine, 7.75%, due 09/23/09	10,160,000
			18,710,000

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value		Description	Value ($)
		Foreign Government Obligations — 0.0%
USD	373,380	Ukraine Government International Bond Series, Reg S, 11.00%, due 03/15/07	378,981
		Total Ukraine	19,088,981
		United Kingdom — 0.2%
		Asset-Backed Securities
GBP	979,859	RMAC Plc, Series 03-NS1A, Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .45%, 5.17%, due 06/12/35	1,873,743
GBP	2,182,282	RMAC Plc, Series 03-NS2A, Class A2A, 144A, AMBAC, Variable Rate, 3 mo. GBP LIBOR + .40%, 5.12%, due 09/12/35	4,165,146
		Total United Kingdom	6,038,889
		United States — 2.6%
		Asset-Backed Securities — 1.2%
USD	4,000,000	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, Variable Rate, 1 mo. LIBOR + .48%, 5.81%, due 05/15/24	2,810,000
USD	189,605	California Infrastructure PG&E-1, Series 97-1, Class A7, 6.42%, due 09/25/08	189,707
USD	821,797	Chevy Chase Mortgage Funding Corp., Series 03-4, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .34%, 5.66%, due 10/25/34	823,112
USD	3,256,332	CHYPS CBO Series 97-1A Class A2A, 144A, 6.72%, due 01/15/10	1,790,983
USD	3,158,860	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .44%, 5.76%, due 10/25/30	3,170,706
USD	3,586,504	Golden Securities Corp., Series 03-A, Class A1, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 5.70%, due 12/02/13	3,589,230
USD	10,000,000	Morgan Stanley ACES SPC, Series 04-15, Class I, 144A, Variable Rate, 3 mo. LIBOR + .45%, 5.86%, due 12/20/09	10,050,000
USD	1,072,530	Quest Trust, Series 03-X4A, Class A, 144A, AMBAC, Variable Rate, 1 mo. LIBOR + .43%, 5.75%, due 12/25/33	1,073,330
USD	203,841	Rhyno CBO Delaware Corp., Series 97-1, Class A-2, 144A, Step Up, 6.33%, due 09/15/09	203,841
USD	8,107,458	SHYPPCO Finance Co., Series II, Class A-2B, 6.64%, due 06/15/10	7,985,847
			31,686,756

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value		Description	Value ($)
		U.S. Government — 1.4%
USD	38,928,560	U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (c) (d)	39,433,415
		Total United States	71,120,171
		Uruguay — 5.0%
		Foreign Government Obligations
USD	41,000,000	Oriental Republic of Uruguay, 7.63%, due 03/21/36	40,795,000
USD	350,000	Republic of Uruguay, 7.63%, due 01/20/12	339,500
EUR	2,000,000	Republic of Uruguay, 7.00%, due 06/28/19	2,658,386
USD	1,000,000	Republic of Uruguay, 7.63%, due 03/21/36	995,000
USD	28,554,740	Republic of Uruguay, PIK Bond, 7.88%, due 01/15/33	29,268,608
EUR	3,850,000	Republica Orient Uruguay, 7.00%, due 09/26/12	5,129,725
USD	400,000	Republica Orient Uruguay, 7.25%, due 05/04/14	400,440
EUR	10,000,000	Republica Orient Uruguay, 6.88%, due 01/19/16	13,323,960
USD	4,056,000	Uruguay Government International Bond, 7.00%, due 04/07/08	4,111,770
USD	400,000	Uruguay Government International Bond, 7.88%, due 03/25/09	402,000
USD	6,150,000	Uruguay Government International Bond, 7.25%, due 05/04/09	6,042,375
USD	545,000	Uruguay Government International Bond, 8.38%, due 09/26/11	573,825
USD	19,500,000	Uruguay Government International Bond, 8.00%, due 11/18/22	20,304,375
USD	356,633	Uruguay Government International Bond PIK, 7.88%, due 01/15/33	365,549
JPY	1,648,000,000	Uruguay Government International Bond, Series 3BR, 2.50%, due 03/14/11	13,336,173
		Total Uruguay	138,046,686
		Venezuela — 7.9%
		Foreign Government Obligations
EUR	25,000,000	Republic of Venezuela, 11.00%, due 03/05/08	35,103,510
EUR	8,400,000	Republic of Venezuela, 11.13%, due 07/25/11	13,492,431
EUR	5,000,000	Republic of Venezuela, 7.00%, due 03/16/15	6,862,480
USD	46,500,000	Republic of Venezuela, 9.25%, due 09/15/27	57,799,500
USD	44,500,000	Republic of Venezuela, 9.38%, due 01/13/34	55,892,000
USD	309,391	Republic of Venezuela DCB DL Odd Lot, Variable Rate, 6 mo. LIBOR + .88%, 5.56%, due 12/18/07 (e)	305,524
USD	3,586,957	Republic of Venezuela DCB IL, Variable Rate, 6 mo. LIBOR + .88%, 6.44%, due 12/18/08	3,586,957

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value		Description	Value ($)
		Venezuela — continued
USD	6,617,790	Republic of Venezuela FLIRB, Series B, Variable Rate, 6 mo. LIBOR + .88%, 6.00%, due 03/31/07	6,617,790
CHF	3,808,800	Republic of Venezuela FLIRB, Series SFR, Variable Rate, CHF 6 mo. LIBOR + .88%, 2.31%, due 03/31/07	3,063,502
USD	6,534,930	Republic of Venezuela Global Bond, Series DL, Variable Rate, 6 mo. LIBOR + .88%, 6.44%, due 12/18/07	6,530,846
DEM	30,190,000	Republic of Venezuela Global Bond, Step Down, 7.38%, due 10/29/08	21,357,762
USD	5,951,250	Republic of Venuzuela FLIRB, Series A, Variable Rate, 6 mo. LIBOR + .88%, 6.00%, due 03/31/07	5,936,372
		Total Venezuela	216,548,674
		Vietnam — 0.9%
		Foreign Government Obligations
USD	4,000,000	Vietnam Discount Bond, Series 30 Yr., Variable Rate, 6 mo. LIBOR + .81%, 5.88%, due 03/13/28	3,840,000
USD	19,750,000	Vietnam Par Bond, Series 30 Yr., Variable Rate, Step Up, 3.75%, due 03/12/28	16,195,000
USD	5,217,391	Vietnam PDI, Series 18 Yr., Variable Rate, Step Up, 5.88%, due 03/12/16	5,184,783
		Total Vietnam	25,219,783
		TOTAL DEBT OBLIGATIONS (COST $2,079,806,526)	2,189,388,796
		LOAN ASSIGNMENTS — 7.2%
		Algeria — 0.9%
JPY	38,110,032	Algeria Tranche 1 Loan Agreement, 6 mo. JPY LIBOR + .81%, (0.94%), due 09/04/10	324,663
JPY	2,425,077,571	Algeria Tranche 3 Loan Agreement, 6 mo. JPY LIBOR + .81%, (0.94%), due 03/04/10	20,659,484
JPY	375,000,000	Algeria Tranche 3 Loan Agreement, JPY Long Term Prime + .81%, (1.79%), due 03/04/10	3,194,663
			24,178,810

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value		Description	Value ($)
		Congo Republic (Brazzaville) — 0.5%
EUR	4,976,732	Republic of Congo Loan Agreement *	1,386,767
EUR	14,565,612	Republic of Congo Loan Agreement *	4,058,710
FRF	102,097,963	Republic of Congo Loan Agreement *	4,337,115
USD	8,496,466	Republic of Congo Loan Agreement *	1,847,981
EUR	6,987,247	Republic of Congo Loan Agreement *	1,946,997
			13,577,570
		Indonesia — 1.1%
JPY	214,920,002	Republic of Indonesia Loan Agreement, 6 mo. JPY LIBOR + .88% (1.04%), due 03/29/13	1,780,397
USD	4,552,180	Republic of Indonesia Loan Agreement, dated January 1, 1994, 6 mo. LIBOR + .88%, (5.95%), due 03/29/13	4,449,756
USD	3,822,000	Republic of Indonesia Loan Agreement, dated June 14, 1995, 3 mo. LIBOR + .88%, (6.39%) due 12/14/19	3,535,350
USD	5,096,000	Republic of Indonesia Loan Agreement, dated June 14, 1995, 3 mo. LIBOR + .88%, (6.39%) due 12/14/19	4,713,799
USD	3,822,000	Republic of Indonesia Loan Agreement, dated June 14, 1995, 3 mo. LIBOR + .88%, (6.39%), due 12/14/19	3,535,350
USD	1,961,066	Republic of Indonesia Loan Agreement, dated September 29, 1994, 6 mo. LIBOR, (5.52%), due 12/01/19	1,804,181
USD	3,438,334	Republic of Indonesia Loan Agreement, dated September 29, 1994, 6 mo. LIBOR, (5.52%), due 12/01/19	3,163,268
USD	2,811,119	Republic of Indonesia Loan Agreement, dated September 29, 1994, 6 mo. LIBOR, (5.52%), due 12/01/19	2,586,230
EUR	3,902,718	Republic of Indonesia, Indonesia Paris Club Debt, with rates ranging from 3.50%-12.41%, due 06/01/21 *	3,849,975
			29,418,306
		Morocco — 0.2%
USD	5,113,636	Morocco Tranche A Restructuring and Consolidating Agreement, 6 mo. LIBOR + .81%, (6.34%), due 01/01/09	5,107,244
		Russia — 4.5%
USD	12,727,607	Russia Foreign Trade Obligations * (e)	16,995,068
USD	7,489,028	Russia Foreign Trade Obligations * (e)	9,931,345
USD	1,355,208	Russia Foreign Trade Obligations * (e)	1,843,040
USD	405,117	Russia Foreign Trade Obligations * (e)	523,546

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value		Description	Value ($)
		Russia — continued
USD	269,844	Russia Foreign Trade Obligations * (e)	351,380
USD	3,281,440	Russia Foreign Trade Obligations * (e)	4,546,141
USD	3,006,950	Russia Foreign Trade Obligations * (e)	4,085,623
ATS	1,208,022	Russia Foreign Trade Obligations * (e)	129,612
ATS	964,717	Russia Foreign Trade Obligations * (e)	99,229
ATS	1,733,698	Russia Foreign Trade Obligations * (e)	171,734
ATS	447,177	Russia Foreign Trade Obligations * (e)	53,465
ATS	631,501	Russia Foreign Trade Obligations * (e)	57,294
FRF	3,660,000	Russia Foreign Trade Obligations * (e)	740,686
FRF	3,660,000	Russia Foreign Trade Obligations * (e)	679,063
FRF	3,660,000	Russia Foreign Trade Obligations * (e)	633,089
FRF	3,660,000	Russia Foreign Trade Obligations * (e)	589,722
FRF	3,660,000	Russia Foreign Trade Obligations * (e)	556,259
NLG	495,100	Russia Foreign Trade Obligations * (e)	334,125
USD	11,188,915	Russia Foreign Trade Obligations * (e)	14,573,377
USD	18,580,206	Russia Foreign Trade Obligations * (e)	24,449,485
USD	7,549,500	Russia Foreign Trade Obligations * (e)	10,269,870
DEM	2,503,894	Russia Foreign Trade Obligations * (e)	1,465,751
FRF	71,883,000	Russia Foreign Trade Obligations * (e)	16,850,908
CHF	231,420	Russia Foreign Trade Obligations * (e)	170,372
USD	10,840,000	Russia Foreign Trade Obligations * (e)	14,832,713
			124,932,897
		TOTAL LOAN ASSIGNMENTS (COST $151,451,011)	197,214,827
		LOAN PARTICIPATIONS — 7.4%
		Algeria — 0.2%
JPY	100,000,000	Algeria Tranche 3 Loan Agreement (Participation with Salomon Brothers), JPY Long Term Prime + .81%, (1.79%), due 03/04/10	851,911
JPY	672,631,578	Algeria Tranche S1 Loan Agreement (Participation with Merrill Lynch), JPY Long Term Prime + .81%, (2.53%), due 03/04/10	5,730,217
			6,582,128

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value		Description	Value ($)
		Egypt — 0.1%
CHF	6,355,120	Egypt Paris Club Loan (Participation with Standard Chartered Bank), 0.00%, due 01/03/24 *	3,120,796
		Indonesia — 2.1%
USD	27,446,594	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 3 mo. LIBOR + 1.25%, (6.67%), due 02/12/13	25,525,332
JPY	1,270,610,350	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), dated January 1, 1994, 6 mo. JPY LIBOR + .88%, (1.20%), due 03/29/13	10,579,851
USD	21,714,370	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), dated September 29, 1995, 3 mo. LIBOR + .88%, (5.94%), due 09/29/19	19,760,077
USD	470,400	Republic of Indonesia Loan Agreement (Participation with Salomon Brothers), dated June 14, 1995, 3 mo. LIBOR + .88%, (6.39%), due 12/14/19	435,120
USD	470,400	Republic of Indonesia Loan Agreement (Participation with Salomon Brothers), dated June 14, 1995, 3 mo. LIBOR + .88%, (6.39%), due 12/14/19	435,120
USD	627,200	Republic of Indonesia Loan Agreement (Participation with Salomon Brothers), dated June 14, 1995, 3 mo. LIBOR + .88%, (6.39%), due 12/14/19	580,160
			57,315,660
		Iraq — 0.1%
JPY	2,825,824,099	Iraq Paris Club Loan (Participation with Deutsche Bank), due 01/01/28	2,898,158
		Poland — 0.6%
JPY	1,860,000,000	Poland Paris Club Debt (Participation with Deutsche Bank), 2.22%, due 03/31/09	15,843,946
		Russia — 3.4%
USD	10,000,000	Russia Foreign Trade Obligations (Participation with Banca Lombardi) * (e)	13,644,612
USD	531,297	Russia Foreign Trade Obligations (Participation with Deutsche Bank) * (e)	772,141
USD	214,371	Russia Foreign Trade Obligations (Participation with Deutsche Bank) * (e)	277,902
USD	81,965	Russia Foreign Trade Obligations (Participation with Deutsche Bank) * (e)	111,758
DEM	2,625,598	Russia Foreign Trade Obligations (Participation with Deutsche Bank) * (e)	1,989,290
DEM	10,399,680	Russia Foreign Trade Obligations (Participation with Deutsche Bank) * (e)	7,287,913
EUR	1,907,524	Russian Paris Club Debt (Participation with Deutsche Bank), Variable Rate, 6.47%, due 08/20/20	2,443,824
EUR	9,647,573	Russian Paris Club Debt (Participation with Deutsche Bank), Variable Rate, 6.66%, due 08/20/20	12,359,988

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Par Value		Description	Value ($)
		Russia — continued
EUR	23,487,285	Russian Paris Club Debt (Participation with Deutsche Bank), Variable Rate, 6.75%, due 08/20/20	30,090,735
EUR	8,334,743	Russian Paris Club Debt (Participation with Deutsche Bank), Variable Rate, 6.83%, due 08/20/20	10,678,056
USD	965,249	Russian Paris Club Debt (Participation with Mediocredito), Variable Rate, 6 mo. USD LIBOR + .50%, 5.97%, due 08/20/20	945,944
EUR	2,341,446	Russian Paris Club Debt (Participation with Mediocredito), Variable Rate, EURIBOR + .50%, 3.94%, due 08/20/20	2,972,746
USD	8,849,042	Russian Paris Club Debt (Participation with Standard Bank), Variable Rate, 6 mo. USD LIBOR + .05%, 5.97%, due 08/20/16	8,849,042
			92,423,951
		Vietnam — 0.9%
JPY	3,407,242,059	Republic of Vietnam Loan Agreement (Participation with Deutsche Bank)	25,903,689
		TOTAL LOAN PARTICIPATIONS (COST $167,108,732)	204,088,328
		PROMISSORY NOTES — 0.4%
		Dominican Republic — 0.2%
USD	1,186,200	Dominican Republic Promissory Notes, 0.00%, due 3/15/2007 *	1,109,690
USD	1,186,200	Dominican Republic Promissory Notes, 0.00%, due 3/15/2008 *	1,010,050
USD	1,089,012	Dominican Republic Promissory Notes, 0.00%, due 9/15/2009 *	810,225
USD	817,249	Dominican Republic Promissory Notes, 0.00%, due 9/15/2010 *	553,686
USD	817,249	Dominican Republic Promissory Notes, 0.00%, due 9/15/2011 *	504,651
			3,988,302
		Nigeria — 0.2%
USD	27,000,000	Central Bank of Nigeria Promissory Notes, Series RC, 5.09%, due 1/5/2010	6,615,000
		TOTAL PROMISSORY NOTES (COST $18,760,395)	10,603,302

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Principal Amount		Description	Value ($)
		CALL OPTIONS PURCHASED — 1.3%
		Currency Options — 0.8%
USD	40,000,000	Republic of Brazil Real, Expires 04/25/07, Strike 3.24	17,327,603
USD	70,000,000	Republic of Brazil Real, Expires 04/30/08, Strike 2.44	5,149,404
			22,477,007
		Options on Bonds — 0.0%
USD	18,500,000	United Mexican States, 8.30%, due 08/15/31, Expires 09/18/06, Strike 124.40	314,902
		Options on Interest Rates — 0.0%
TWD	1,849,200,000	TWD Interest Rate Cap Option, 2.19%, Expires 03/16/10, Strike 2.19	175,323
TWD	1,849,200,000	TWD Interest Rate Floor Option, 2.19%, Expires 03/16/10, Strike 2.19	691,656
			866,979
		Options on Interest Rate Swaps — 0.5%
KRW	72,000,000,000	KRW Swaption, Expires 02/24/09, Strike 6.05%	3,476,160
KRW	50,000,000,000	KRW Swaption, Expires 03/21/11, Strike 5.64%	1,549,000
KRW	72,000,000,000	KRW Swaption, Expires 04/08/09, Strike 6.20%	3,836,880
KRW	90,000,000,000	KRW Swaption, Expires 04/27/09, Strike 5.42%	3,123,000
KRW	90,000,000,000	KRW Swaption, Expires 05/28/07, Strike 4.79%	756,000
			12,741,040
		TOTAL CALL OPTIONS PURCHASED (COST $19,113,287)	36,399,928
		PUT OPTIONS PURCHASED — 0.1%
		Currency Options — 0.0%
USD	40,000,000	Republic of Brazil Real, Expires 04/25/07, Strike 3.24	47,991

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Principal Amount /Shares		Description	Value ($)
		Options on Bonds — 0.0%
USD	16,000,000	Republic of Venezuela, 9.25%, due 09/15/27, Expires 09/01/06, Strike 123.75	1,608
USD	14,000,000	Republic of Venezuela, 9.25%, due 09/15/27, Expires 09/01/06, Strike 123.75	1,315
USD	12,000,000	Russian Federation Step Up, 5.00%, due 03/31/30, Expire 09/13/06, Strike 109.50	1,391
USD	9,000,000	Russian Federation Step Up, 5.00%, due 03/31/30, Expires 09/13/06, Strike 109.625	739
			5,053
		Options on Interest Rate Swaps — 0.1%
KRW	72,000,000,000	KRW Swaption, Expires 02/24/09, Strike 6.05%	167,760
KRW	50,000,000,000	KRW Swaption, Expires 03/21/11, Strike 5.64%	490,500
KRW	72,000,000,000	KRW Swaption, Expires 04/08/09, Strike 6.20%	141,120
KRW	90,000,000,000	KRW Swaption, Expires 04/27/09, Strike 5.42%	879,300
KRW	90,000,000,000	KRW Swaption, Expires 05/28/07, Strike 4.79%	266,400
			1,945,080
		TOTAL PUT OPTIONS PURCHASED (COST $11,150,537)	1,998,124
		MUTUAL FUNDS — 6.6%
		Affiliated Issuers — 6.6%
	5,354,166	GMO Short-Duration Collateral Fund	139,422,488
	21,409	GMO Special Purpose Holding Fund (e)	104,049
	1,645,782	GMO World Opportunity Overlay Fund	41,868,684
		TOTAL MUTUAL FUNDS (COST $178,503,391)	181,395,221
		RIGHTS AND WARRANTS — 0.9%
		Mexico — 0.2%
	48,000	Mexican Government International Bond Warrants, Expires 10/10/06 **	1,680,000
	2,942,000	United Mexican States Value Recovery Rights, Series F, Expires 06/30/08 **	75,021
	36,000	United Mexican States Warrants, Series XW20, Expires 09/01/06 **	2,196,000
			3,951,021

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Nigeria — 0.1%
25,000	Central Bank of Nigeria Warrants, Expires 11/15/20 **	3,750,000
	Uruguay — 0.0%
4,000,000	Banco Central Del Uruguay Value Recovery Rights, Series VRRB, Expires 01/02/21 **	—
	Venezuela — 0.6%
164,215	Republic of Venezuela Bond Warrants, Expires 04/18/20 **	5,993,848
262,360	Republic of Venezuela Recovery Warrants, Expires 04/15/20 **	9,576,140
		15,569,988
	TOTAL RIGHTS AND WARRANTS (COST $2,460,000)	23,271,009
	SHORT-TERM INVESTMENTS — 0.6%
	Money Market Funds — 0.6%
17,141,272	Merrimac Cash Series-Premium Class	17,141,272
	TOTAL SHORT-TERM INVESTMENTS (COST $17,141,272)	17,141,272
	TOTAL INVESTMENTS — 104.4% (Cost $2,645,495,151)	2,861,500,807
	Other Assets and Liabilities (net) — (4.4%)	(121,315,027)
	TOTAL NET ASSETS — 100.0%	$2,740,185,780

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

A summary of outstanding financial instruments at August 31, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
9/05/06	EUR	8,503,333	$10,894,046	$2,976
9/26/06	EUR	45,000,000	57,726,717	86,217
9/01/06	EUR	4,193,877	5,372,985	2,307
				$91,500
Sales
9/19/06	CHF	8,000,000	$6,509,026	$(18,153)
9/26/06	EUR	361,000,000	463,096,551	82,702
9/12/06	GBP	45,000,000	85,690,651	(2,413,201)
10/25/06	HKD	382,500,000	49,255,692	744,308
11/01/06	HKD	190,000,000	24,471,291	528,709
10/10/06	JPY	12,000,000,000	102,712,630	1,102,579
				$26,944

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Sales
3,800	Federal Funds 30 day	September 2006	$1,500,170,004	$(13,300)

As of August 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Reverse Repurchase Agreements

Face Value		Description	Market Value
USD	70,000,000	Deutsche Bank, 5.98%, dated 6/23/06, to be repurchased on demand at face value plus accrued interest.	$(70,813,944)
USD	4,092,000	Chase Manhattan Bank, 5.00%, dated 6/28/06, to be repurchased on demand at face value plus accrued interest.	(4,127,804)
USD	88,108,125	Chase Manhattan Bank, 4.80%, dated 7/19/06, to be repurchased on demand at face value plus accrued interest.	(88,601,531)
USD	17,621,625	Chase Manhattan Bank, 4.80%, dated 7/19/06, to be repurchased on demand at face value plus accrued interest.	(17,720,306)
USD	14,717,240	Lehman Brothers, 0.15%, dated 8/23/06, to be repurchased on demand at face value plus accrued interest.	(14,717,669)
USD	26,108,889	Chase Manhattan Bank, 5.20%, dated 8/23/06, to be repurchased on demand at face value plus accrued interest.	(26,135,288)
USD	22,784,000	Lehman Brothers, 5.40%, dated 8/29/06, to be repurchased on demand at face value plus accrued interest.	(22,787,418)
USD	19,343,056	Deutsche Bank, 5.35%, dated 8/30/06, to be repurchased on demand at face value plus accrued interest.	(19,343,056)
			$(264,247,016)

Average balance outstanding	$(266,466,041)
Average interest rate	4.46%
Maximum balance outstanding	$(496,824,183)
Average shares outstanding	247,110,421
Average balance per share outstanding	$(1.08)

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Written Options

A summary of open written option contracts for the Fund at August 31, 2006 is as follows:

Currency Options

Notional Amount	Expiration Date		Description	Premiums	Market Value
$70,000,000	4/30/2008	USD	BRL Call/USD Put Currency Option,
			Strike 2.07%	$1,470,000	$(967,867)

Options on Credit Default Swaps

	Notional Amount	Expiration Date		Description	Premiums	Market Value
Call	$34,000,000	10/23/2006	USD	CDX Swaption, Strike 99.9%	$193,800	$(224,344)
Call	11,000,000	11/22/2006	USD	CDX Swaption, Strike 99.8%	77,000	(85,979)
Call	11,000,000	11/22/2006	USD	CDX Swaption, Strike 99.95%	71,500	(77,935)
Put	34,000,000	10/23/2006	USD	CDX Swaption, Strike 99.9%	265,200	(191,395)
Put	11,000,000	11/22/2006	USD	CDX Swaption, Strike 99.8%	110,000	(87,438)
Put	11,000,000	11/22/2006	USD	CDX Swaption, Strike 99.95%	110,000	(89,505)
					827,500	(756,596)
				Total written options	$2,297,500	$(1,724,463)

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Net Unrealized Appreciation (Depreciation)
5,000,000	USD	9/27/2006	Merrill Lynch	Receive	5.70%	Dominican Republic	$141,406
25,000,000	USD	10/19/2006	Deutsche Bank AG	(Pay)	2.10%	Government of Ukraine	(239,516)
15,000,000	USD	11/20/2006	Deutsche Bank AG	(Pay)	4.55%	Republic of Brazil	(333,789)
10,000,000	USD	11/20/2006	Deutsche Bank AG	(Pay)	4.40%	Republic of Brazil	(215,035)
30,000,000	USD	12/7/2006	Deutsche Bank AG	(Pay)	1.60%	Gazprom Loan Facility	(212,800)
8,000,000	USD	12/20/2006	JP Morgan Chase Bank	Receive	3.00%	Kingdom of Swaziland	61,101
5,000,000	USD	12/20/2006	JP Morgan Chase Bank	Receive	3.00%	Kingdom of Swaziland	38,188
20,000,000	USD	12/20/2006	JP Morgan Chase Bank	(Pay)	4.75%	Republic of Brazil	(461,975)
40,000,000	USD	1/20/2007	JP Morgan Chase Bank	(Pay)	0.45%	Republic of Turkey	(18,942)
10,000,000	USD	2/18/2007	JP Morgan Chase Bank	(Pay)	4.60%	Russia Federation	(216,692)
15,000,000	USD	2/20/2007	Deutsche Bank AG	(Pay)	1.50%	Republic of Ecuador	(43,874)
30,000,000	USD	2/20/2007	Deutsche Bank AG	(Pay)	1.50%	Republic of Ecuador	(87,747)
10,000,000	USD	2/20/2007	JP Morgank Chase Bank	(Pay)	1.25%	Republic of Ecuador	(16,899)
10,000,000	USD	2/26/2007	Citigroup	(Pay)	2.15%	Republic of South Africa	(98,579)
5,000,000	USD	3/20/2007	JP Morgan Chase Bank	(Pay)	0.33%	Banco Bilbao Vizcaya Argentaria SA	(30,108)
3,000,000	USD	7/2/2007	Deutsche Bank AG	(Pay)	0.64%	Bank of China Bonds or Loans	(16,451)
10,000,000	USD	7/2/2007	Citigroup	(Pay)	0.64%	Bank of China Bonds or Loans	(54,414)
15,000,000	USD	8/20/2007	Morgan Stanley	(Pay)	0.87%	Government of Ukraine	(18,758)
15,000,000	USD	9/27/2007	JP Morgan Chase Bank	(Pay)	0.33%	HSBC Bank Plc	(73,605)
10,000,000	USD	10/10/2007	JP Morgan Chase Bank	(Pay)	15.00%	Republic of Venezuela	(1,740,388)

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Net Unrealized Appreciation (Depreciation)
5,000,000	USD	10/22/2007	JP Morgan Chase Bank	(Pay)	0.48%	Banco Bilbao Vizcaya Argentaria SA	$(27,336)
5,000,000	USD	10/30/2007	Deutsche Bank AG	(Pay)	0.44%	Banco Bilbao Vizcaya Argentaria SA	(24,795)
10,000,000	USD	11/23/2007	Deutsche Bank AG	(Pay)	1.15%	Endesa SA Spain	(133,369)
15,000,000	USD	11/27/2007	JP Morgan Chase Bank	(Pay)	1.10%	Endesa SA Spain	(188,949)
30,000,000	USD	12/23/2007	Deutsche Bank AG	(Pay)	2.35%	Gazprom Loan Facility	(874,547)
15,000,000	USD	2/20/2008	JP Morgan Chase Bank	(Pay)	1.70%	Republic of Ecuador	(118,985)
6,500,000	USD	3/20/2008	JP Morgan Chase Bank	(Pay)	0.44%	Petroleos Mexicanos	(7,039)
100,000,000	USD	4/20/2008	JP Morgan Chase Bank	(Pay)	0.32%	United Mexican States	(326,180)
50,000,000	USD	5/4/2008	Deutsche Bank AG	(Pay)	1.80%	Government of Ukraine	(868,950)
5,000,000	USD	5/30/2008	JP Morgan Chase Bank	Receive	8.65%	Republic of Turkey	765,163
2,000,000	USD	9/20/2008	UBS AG	Receive	9.20%	Dominican Republic	398,593
10,000,000	USD	9/20/2008	Morgan Stanley Capital Services, Inc.	Receive	5.15%	Republic of Colombia	1,157,424
18,000,000	USD	11/20/2008	Deutsche Bank AG	Receive	1.50%	Credit of Uttam Galva	91,353
9,000,000	USD	11/20/2008	Deutsche Bank AG	Receive	4.77%	Republic of Colombia	933,102
14,000,000	USD	12/20/2008	Deutsche Bank AG	(Pay)	0.79%	Korean Deposit Insurance Corporation	(220,154)
5,000,000	USD	3/20/2009	JP Morgan Chase Bank	Receive	2.85%	Republic of Peru	343,591
10,000,000	USD	3/20/2009	JP Morgan Chase Bank	Receive	4.30%	Republic of Philippines	875,806
10,000,000	USD	4/17/2009	Deutsche Bank AG	Receive	3.90%	Gazprom Loan Facility	960,427
5,000,000	USD	5/20/2009	JP Morgan Chase Bank	Receive	4.40%	Gazprom Loan Facility	543,076
25,000,000	USD	5/21/2009	UBS AG	Receive	4.50%	Gazprom Loan Facility	2,787,304
7,000,000	USD	8/5/2009	Deutsche Bank AG	Receive	4.85%	Government of Ukraine	685,337

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Net Unrealized Appreciation (Depreciation)
10,000,000	USD	11/20/2009	JP Morgan Chase Bank	(Pay)	0.90%	United Mexican States	$(201,079)
10,000,000	USD	11/20/2009	JP Morgan Chase Bank	(Pay)	0.88%	United Mexican States	(194,602)
25,000,000	USD	12/29/2009	Deutsche Bank AG	Receive	2.25%	Videocon Loan Facility	247,766
7,000,000	USD	2/5/2010	Deutsche Bank AG	Receive	4.85%	Government of Ukraine	750,284
20,000,000	USD	2/20/2010	JP Morgan Chase Bank	Receive	3.70%	Republic of Brazil	1,876,898
10,000,000	USD	2/20/2010	JP Morgan Chase Bank	Receive	3.57%	Republic of Brazil	897,102
12,000,000	USD	2/20/2010	Morgan Stanley Capital Services, Inc.	Receive	3.63%	Republic of Brazil	1,099,423
10,000,000	USD	2/20/2010	UBS AG	Receive	3.62%	Republic of Brazil	913,005
12,000,000	USD	3/5/2010	Deutsche Bank AG	Receive	9.10%	Republic of Turkey	3,413,481
18,000,000	USD	3/20/2010	Morgan Stanley Capital Services, Inc.	Receive	0.75%	United Mexican States	302,619
3,000,000	USD	3/29/2010	JP Morgan Chase Bank	Receive	4.70%	Arab Republic of Egypt	438,299
85,000,000	USD	6/20/2010	Deutsche Bank AG	(Pay)	2.10%	Reference security within CDX Index	(4,224,500)
36,000,000	USD	6/20/2010	Lehman Brothers	(Pay)	2.10%	Reference security within CDX Index	(1,789,200)
12,000,000	USD	6/20/2010	JP Morgan Chase Bank	(Pay)	4.00%	Republic of Argentina	(975,600)
12,000,000	USD	6/20/2010	JP Morgan Chase Bank	(Pay)	3.87%	Republic of Argentina	(920,093)
150,000,000	USD	6/20/2010	Deutsche Bank AG	(Pay)	1.47%	Republic of Brazil	(3,732,597)
10,000,000	USD	7/20/2010	Deutsche Bank AG	(Pay)	3.77%	Republic of Argentina	(698,900)
6,000,000	USD	7/20/2010	Deutsche Bank AG	(Pay)	3.80%	Republic of Argentina	(425,706)
5,000,000	USD	7/23/2010	Deutsche Bank AG	Receive	4.56%	Government of Ukraine	531,081
7,000,000	USD	8/5/2010	Deutsche Bank AG	Receive	4.90%	Government of Ukraine	818,262

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Net Unrealized Appreciation (Depreciation)
3,000,000	USD	8/25/2010	Deutsche Bank AG	Receive	3.40%	Deutsche Bank Loan to Ukrtelekom	$27,743
5,000,000	USD	10/25/2010	Deutsche Bank AG	Receive	4.60%	Government of Ukraine	612,852
10,000,000	USD	12/20/2010	JP Morgan Chase Bank	(Pay)	3.57%	Republic of Argentina	(625,637)
5,000,000	USD	12/20/2010	JP Morgan Chase Bank	(Pay)	3.43%	Republic of Argentina	(285,355)
5,000,000	USD	1/25/2011	Deutsche Bank AG	Receive	4.63%	Government of Ukraine	576,921
7,000,000	USD	2/7/2011	Deutsche Bank AG	Receive	4.95%	Government of Ukraine	886,463
5,000,000	USD	2/20/2011	Morgan Stanley Capital Services, Inc.	(Pay)	2.80%	Republic of Argentina	(124,901)
3,000,000	USD	2/25/2011	Deutsche Bank AG	Receive	3.50%	Deutsche Bank Loan to Ukrtelekom	24,384
8,000,000	USD	3/20/2011	Citigroup	(Pay)	3.70%	Republic of Iraq	70,588
8,000,000	USD	3/20/2011	UBS AG	(Pay)	3.55%	Republic of Iraq	36,250
5,000,000	USD	4/26/2011	Deutsche Bank AG	Receive	4.66%	Government of Ukraine	657,002
10,000,000	USD	6/20/2011	Deutsche Bank AG	(Pay)	1.89%	Islamic Republic of Pakistan	91,383
5,000,000	USD	6/20/2011	Lehman Brothers	Receive	1.35%	Reference security within CDX index	15,063
20,000,000	USD	6/20/2011	Lehman Brothers	(Pay)	1.35%	Reference security within CDX index	(44,500)
10,000,000	USD	6/20/2011	Lehman Brothers	(Pay)	1.35%	Reference security within CDX index	(22,250)
150,000,000	USD	6/20/2011	Deutsche Bank AG	Receive	1.86%	Republic of Brazil	5,060,104
9,000,000	USD	7/17/2011	UBS AG	Receive	5.05%	Government of Ukraine	1,261,655
5,000,000	USD	7/25/2011	Deutsche Bank AG	Receive	4.68%	Government of Ukraine	618,357
7,000,000	USD	8/5/2011	Deutsche Bank AG	Receive	5.00%	Government of Ukraine	951,466
20,000,000	USD	8/20/2011	Deutsche Bank AG	(Pay)	0.57%	United Mexican States	(82,052)
620,000,000	MXN	8/20/2011	Deutsche Bank AG	Receive	0.40%	United Mexican States	139,142
3,000,000	USD	8/25/2011	Deutsche Bank AG	Receive	3.60%	Deutsche Bank Loan to Ukrtelekom	23,672

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Net Unrealized Appreciation (Depreciation)
15,000,000	USD	10/17/2011	Deutsche Bank AG	Receive	3.55%	Gazprom Loan Facility	$1,949,610
5,000,000	USD	10/25/2011	Deutsche Bank AG	Receive	4.70%	Government of Ukraine	697,393
19,000,000	USD	10/30/2011	Deutsche Bank AG	Receive	4.00%	Naftofaz Ukraine	162,388
9,687,520	USD	12/20/2011	Deutsche Bank AG	Receive	1.60%	Stemcor UK Ltd.	160,244
3,000,000	USD	2/25/2012	Deutsche Bank AG	Receive	3.68%	Deutsche Bank Loan to Ukrtelekom	17,601
19,000,000	USD	5/5/2012	Deutsche Bank AG	Receive	4.00%	Naftofaz Ukraine	155,826
10,000,000	USD	6/20/2012	Morgan Stanley Capital Services, Inc.	Receive	2.10%	Republic of Panama	412,822
5,000,000	USD	7/30/2012	JP Morgan Chase Bank	Receive	3.05%	Republic of Chile	719,805
3,000,000	USD	8/28/2012	Deutsche Bank AG	Receive	3.75%	Deutsche Bank Loan to Ukrtelekom	12,396
10,000,000	USD	10/4/2012	JP Morgan Chase Bank	Receive	2.95%	Republic of Chile	1,517,451
5,000,000	USD	11/5/2012	Deutsche Bank AG	Receive	6.50%	Republic of Jamaica	596,790
10,000,000	USD	1/8/2013	Deutsche Bank AG	Receive	7.15%	Republic of Colombia	3,010,739
10,000,000	USD	1/9/2013	Deutsche Bank AG	Receive	8.25%	Republic of Turkey	3,176,011
7,000,000	USD	1/10/2013	JP Morgan Chase Bank	Receive	7.50%	Republic of Colombia	2,240,027
10,000,000	USD	2/7/2013	JP Morgan Chase Bank	Receive	8.30%	Republic of Colombia	3,590,672
15,000,000	USD	2/11/2013	JP Morgan Chase Bank	Receive	3.05%	United Mexican States	2,026,740
10,000,000	USD	6/6/2013	Deutsche Bank AG	Receive	9.40%	Republic of Brazil	4,499,750
20,000,000	USD	6/12/2013	Deutsche Bank AG	Receive	9.08%	Republic of Brazil	8,615,809
130,000,000	USD	10/20/2013	Deutsche Bank AG	Receive	3.30%	Republic of Brazil	12,919,317
80,000,000	USD	10/20/2013	Deutsche Bank AG	Receive	4.05%	Republic of Brazil	11,442,605
15,000,000,000	JPY	10/20/2013	Deutsche Bank AG	(Pay)	3.20%	Republic of Brazil	(14,496,729)
9,000,000,000	JPY	10/20/2013	Deutsche Bank AG	(Pay)	3.95%	Republic of Brazil	(12,538,162)
10,000,000	USD	12/20/2013	Deutsche Bank AG	Receive	10.50%	Republic of Ecuador	3,839,699

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Net Unrealized Appreciation (Depreciation)
10,000,000	USD	12/24/2013	JP Morgan Chase Bank	Receive	3.80%	Republic of Turkey	$848,299
10,000,000	USD	1/20/2014	Deutsche Bank AG	Receive	4.28%	Republic of Brazil	1,568,173
10,000,000	USD	1/20/2014	Citigroup	Receive	4.94%	Republic of Colombia	1,922,141
10,000,000	USD	1/20/2014	Deutsche Bank AG	Receive	1.77%	United Mexican States	701,944
15,000,000	USD	3/20/2014	JP Morgan Chase Bank	Receive	4.30%	Republic of Brazil	2,605,167
5,000,000	USD	3/20/2014	JP Morgan Chase Bank	Receive	4.32%	Republic of Brazil	874,773
5,000,000	USD	3/20/2014	JP Morgan Chase Bank	Receive	4.90%	Republic of Colombia	1,039,949
20,000,000	USD	4/20/2014	Goldman Sachs	Receive	1.59%	United Mexican States	1,269,320
20,000,000	USD	4/20/2014	Lehman Brothers	Receive	1.58%	United Mexican States	1,256,217
10,000,000	USD	5/14/2014	Deutsche Bank AG	Receive	6.64%	Republic of Turkey	2,633,111
5,000,000	USD	5/19/2014	Deutsche Bank AG	Receive	6.42%	Republic of Turkey	1,246,170
7,000,000	USD	5/20/2014	JP Morgan Chase Bank	Receive	6.25%	Republic of Turkey	1,668,133
5,000,000	USD	5/20/2014	Deutsche Bank AG	Receive	2.03%	United Mexican States	454,053
10,000,000	USD	5/20/2014	JP Morgan Chase Bank	Receive	2.10%	United Mexican States	953,704
10,000,000	USD	5/20/2014	JP Morgan Chase Bank	Receive	2.10%	United Mexican States	953,704
10,000,000	USD	5/20/2014	UBS AG	Receive	2.10%	United Mexican States	953,704
15,000,000	USD	6/7/2014	Deutsche Bank AG	Receive	3.10%	Gazprom Loan Facility	1,890,160
10,000,000	USD	6/16/2014	Deutsche Bank AG	Receive	6.22%	Republic of Turkey	2,329,450
10,000,000	USD	6/20/2014	JP Morgan Chase Bank	Receive	2.10%	United Mexican States	940,495
10,000,000	USD	6/20/2014	JP Morgan Chase Bank	Receive	2.10%	United Mexican States	940,495
10,000,000	USD	6/20/2014	JP Morgan Chase Bank	Receive	2.15%	United Mexican States	972,925
10,000,000	USD	7/20/2014	JP Morgan Chase Bank	Receive	2.00%	United Mexican States	862,088

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Net Unrealized Appreciation (Depreciation)
35,000,000	USD	7/20/2014	JP Morgan Chase Bank	Receive	2.01%	United Mexican States	$3,039,896
2,000,000	USD	8/24/2014	Deutsche Bank AG	(Pay)	4.25%	Lebanese Republic	(36,272)
15,000,000	USD	12/7/2014	Deutsche Bank AG	Receive	3.10%	Gazprom Loan Facility	1,945,224
50,000,000	USD	12/23/2014	Deutsche Bank AG	Receive	3.35%	Gazprom Loan Facility	7,256,025
600,000,000	EUR	3/20/2015	Deutsche Bank AG	(Pay)	3.72%	Bolivarian Republic of Venezuela	(101,716,987)
800,000,000	USD	3/20/2015	Deutsche Bank AG	Receive	3.80%	Bolivarian Republic of Venezuela	100,755,665
412,500,000	USD	4/20/2015	Deutsche Bank AG	Receive	4.40%	Bolivarian Republic of Venezuela	66,288,714
300,000,000	EUR	4/20/2015	Deutsche Bank AG	(Pay)	4.32%	Bolivarian Republic of Venezuela	(65,504,243)
10,000,000	USD	4/20/2015	JP Morgan Chase Bank	Receive	4.65%	Republic of Colombia	1,956,709
15,000,000	USD	5/20/2015	Deutsche Bank AG	Receive	3.85%	Republic of Turkey	1,339,293
25,000,000	USD	11/20/2015	Deutsche Bank AG	Receive	3.83%	Republic of Brazil	3,548,402
56,950,000,000	COP	11/20/2015	Citigroup	Receive	1.81%	Republic of Colombia	554,230
15,000,000	USD	2/20/2016	Citigroup	(Pay)	2.16%	Republic of Colombia	(174,048)
56,700,000,000	COP	2/20/2016	Citigroup	Receive	1.46%	Republic of Colombia	(54,479)
25,000,000	USD	4/20/2016	Citigroup	(Pay)	1.90%	Republic of Colombia	12,783
114,800,000,000	COP	4/20/2016	Citigroup	Receive	1.33%	Republic of Colombia	(275,628)
22,000,000	USD	8/20/2016	JP Morgan Chase Bank	Receive	1.99%	Republic of Brazil	45,605
40,000,000	USD	8/20/2016	Lehman Brothers	Receive	1.98%	Republic of Brazil	68,530
20,000,000	USD	8/20/2016	Citigroup	(Pay)	2.15%	Republic of Colombia	(181,643)
97,680,000,000	COP	8/20/2016	Citigroup	Receive	1.51%	Republic of Colombia	(57,022)
20,000,000	USD	8/20/2016	Deutsche Bank AG	(Pay)	0.87%	United Mexican States	(131,500)
620,000,000	MXN	8/20/2016	Deutsche Bank AG	Receive	0.61%	United Mexican States	134,840
10,000,000	USD	10/7/2017	JP Morgan Chase Bank	Receive	4.20%	United Mexican States	2,908,422
20,000,000	USD	3/20/2019	JP Morgan Chase Bank	Receive	1.90%	United Mexican States	2,019,651

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Credit Default Swaps — continued

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Annual Premium	Deliverable On Default	Net Unrealized Appreciation (Depreciation)
30,000,000	USD	8/15/2031	Goldman Sachs	(Pay)	1.84%	United Mexican States	$(3,384,147)
20,000,000	USD	8/15/2031	Goldman Sachs	(Pay)	1.89%	United Mexican States	(2,380,589)
							$92,534,725

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)	Fixed Rate	Variable Rate	Net Unrealized Appreciation (Depreciation)
1,813,645	USD	12/1/2008	Citigroup	(Pay)	7.10%	6 month LIBOR	$(70,351)
900,000,000	TWD	5/23/2011	JP Morgan Chase Bank	(Pay)	2.49%	90 Day TWD- BA-TELERATE	(557,928)
2,500,000,000	TWD	6/12/2011	JP Morgan Chase Bank	(Pay)	2.35%	90 Day TWD- BA-TELERATE	(1,065,803)
3,000,000,000	TWD	7/5/2011	JP Morgan Chase Bank	(Pay)	2.32%	90 Day TWD- BA-TELERATE	(1,138,848)
2,500,000,000	TWD	8/1/2011	JP Morgan Chase Bank	(Pay)	2.29%	90 Day TWD- BA-TELERATE	(833,258)
3,325,015	USD	12/1/2011	Citigroup	(Pay)	6.32%	6 month LIBOR	(174,340)
36,000,000,000	KRW	3/16/2014	Deutsche Bank AG	(Pay)	4.80%	Korean bond rate for 91 day certificates of deposit	(192,977)
36,000,000,000	KRW	3/16/2014	Deutsche Bank AG	(Pay)	5.03%	Korean bond rate for 91 day certificates of deposit	146,257
20,000,000	USD	10/3/2015	JP Morgan Chase Bank	Receive	4.64%	3 month LIBOR	(1,013,455)
100,000,000	USD	4/25/2016	Deutsche Bank AG	Receive	5.56%	3 month USD LIBOR	1,994,863
25,000,000	USD	12/2/2023	JP Morgan Chase Bank	Receive	5.34%	3 month LIBOR	(238,812)
70,000,000	EUR	9/4/2026	JP Morgan Chase Bank	(Pay)	4.28%	6 month EUR LIBOR	(678,787)
							$(3,823,439)

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Net Unrealized Appreciation (Depreciation)
223,800,000	RUB	12/5/2007	JP Morgan Chase Bank	3 month	Return on
				LIBOR + 0.25%	Russian Railways	$509,854

Notes to Schedule of Investments:

*  Non-performing. Borrower not currently paying interest.

**  Non-income producing security.

(a)  Security is in default.

(b)  All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements (Note 2).

(c)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(d)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and collateral on open swap contracts (Note 2).

(e)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

Variable and step up rates - The rates shown on variable and step up rate notes are the current interest rates at August 31, 2006 which are subject to change based on the terms of the security, including varying reset dates.

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

BPI - Indemnification payment bonds

CBO - Collateralized Bond Obligation

DCB - Debt Conversion Bond

EMTN - Euromarket Medium Term Note

EURIBOR - Euro Interbank Offered Rate

FLIRB - Front Loaded Interest Reduction Bond

GDP - Gross Domestic Product

GMTN - Global Medium Term Note

LIBOR - London Interbank Offered Rate

MYDFA - Multi-Year Deposit Facility Agreement

PDI - Past Due Interest

PIK - Payment In Kind

VRRB - Variable Rate Reduction Bond

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Currency Abbreviations:

ARS - Argentine Peso ATS - Austrian Schilling BRL - Brazilian Real CHF - Swiss Franc COP - Columbian Peso DEM - German Mark EUR - Euro FRF - French Franc GBP - British Pound HKD - Hong Kong Dollar	ITL - Italian Lira
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NLG - Netherlands Guilder
RUB - Russian Ruble
TWD - Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $2,466,991,760) (Note 2)	$2,680,105,586
Investments in affiliated issuers, at value (cost $178,503,391) (Notes 2 and 8)	181,395,221
Foreign currency, at value (cost $616,469) (Note 2)	582,585
Receivable for investments sold	55,540,264
Interest receivable	40,588,537
Unrealized appreciation on open forward currency contracts (Note 2)	2,549,798
Receivable for open swap contracts (Note 2)	317,295,969
Total assets	3,278,057,960
Liabilities:
Payable for investments purchased	39,773,499
Payable for Fund shares repurchased	13,067
Written options outstanding, at value (premiums $2,297,500) (Note 2)	1,724,463
Payable to affiliate for (Note 3):
Management fee	817,221
Shareholder service fee	272,240
Trustees and Chief Compliance Officer fees	5,150
Unrealized depreciation on open forward currency contracts (Note 2)	2,431,354
Payable for open swap contracts (Note 2)	228,074,829
Payable for variation margin on open futures contracts (Note 2)	13,300
Payable for reverse repurchase agreements (Note 2)	264,247,016
Accrued expenses	500,041
Total liabilities	537,872,180
Net assets	$2,740,185,780

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$2,337,779,909
Accumulated undistributed net investment income	6,945,113
Accumulated net realized gain	95,700,636
Net unrealized appreciation	299,760,122
$2,740,185,780
Net assets attributable to:
Class III shares	$886,184,770
Class IV shares	$1,854,001,010
Shares outstanding:
Class III	79,539,252
Class IV	166,364,256
Net asset value per share:
Class III	$11.14
Class IV	$11.14

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Interest (including securities lending income of $9,138)	$96,923,713
Dividends	2,030,283
Dividends from affiliated issuers (Note 8)	1,378,898
Total investment income	100,332,894
Expenses:
Management fee (Note 3)	4,800,199
Shareholder service fee – Class III (Note 3)	683,646
Shareholder service fee – Class IV (Note 3)	915,723
Custodian, fund accounting agent and transfer agent fees	786,784
Audit and tax fees	60,996
Legal fees	95,128
Trustees fees and related expenses (Note 3)	22,049
Registration fees	6,532
Interest expense (Note 2)	5,998,232
Miscellaneous	20,516
Total expenses	13,389,805
Net investment income (loss)	86,943,089
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	51,003,161
Investments in affiliated issuers	107,333
Realized gains distributions from affiliated issuers (Note 8)	868,193
Closed futures contracts	(81,011)
Closed swap contracts	27,091,421
Written options	356,000
Foreign currency, forward contracts and foreign currency related transactions	16,926,577
Net realized gain (loss)	96,271,674
Change in net unrealized appreciation (depreciation) on:
Investments	(123,628,192)
Open futures contracts	95,942
Open swap contracts	(33,929,007)
Written options	40,832,967
Foreign currency, forward contracts and foreign currency related transactions	(2,528,717)
Net unrealized gain (loss)	(119,157,007)
Net realized and unrealized gain (loss)	(22,885,333)
Net increase (decrease) in net assets resulting from operations	$64,057,756

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$86,943,089	$208,004,114
Net realized gain (loss)	96,271,674	217,840,500
Change in net unrealized appreciation (depreciation)	(119,157,007)	55,446,942
Net increase (decrease) in net assets from operations	64,057,756	481,291,556
Distributions to shareholders from:
Net investment income
Class III	(9,390,592)	(109,362,466)
Class IV	(19,285,696)	(171,688,730)
Total distributions from net investment income	(28,676,288)	(281,051,196)
Net realized gains
Class III	(23,715,225)	(50,025,113)
Class IV	(48,295,272)	(74,287,587)
Total distributions from net realized gains	(72,010,497)	(124,312,700)
	(100,686,785)	(405,363,896)
Net share transactions (Note 7):
Class III	(122,610,820)	(100,779,282)
Class IV	77,766,710	205,303,225
Increase (decrease) in net assets resulting from net share transactions	(44,844,110)	104,523,943
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	696,661	839,203
Class IV	194,206	466,801
Increase in net assets resulting from net purchase premiums and redemption fees	890,867	1,306,004
Total increase (decrease) in net assets resulting from net share transactions and net purchase premiums and redemption fees	(43,953,243)	105,829,947
Total increase (decrease) in net assets	(80,582,272)	181,757,607
Net assets:
Beginning of period	2,820,768,052	2,639,010,445
End of period (including accumulated undistributed net investment income of $6,945,113 and distributions in excess of net investment income of $51,321,688, respectively)	$2,740,185,780	$2,820,768,052

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003		2002
Net asset value, beginning of period	$11.30		$11.09	$10.51	$9.51	$9.30		$8.96
Income (loss) from investment operations:
Net investment income (loss)†	0.35		0.88	0.89	1.01	0.90		0.97
Net realized and unrealized gain (loss)	(0.09)		1.14	1.16	1.81	0.49		0.56
Total from investment operations	0.26		2.02	2.05	2.82	1.39		1.53
Less distributions to shareholders:
From net investment income	(0.12)		(1.26)	(1.18)	(1.06)	(0.99)		(1.19)
From net realized gains	(0.30)		(0.55)	(0.29)	(0.76)	(0.19)		—
Total distributions	(0.42)		(1.81)	(1.47)	(1.82)	(1.18)		(1.19)
Net asset value, end of period	$11.14		$11.30	$11.09	$10.51	$9.51		$9.30
Total Return(a)	2.46	%**	19.50%	20.58%	30.46%	15.94	%(b)	18.53	%(b)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$886,185		$1,020,976	$1,088,609	$925,517	$822,080		$570,459
Net operating expenses to average daily net assets(c)	0.57	%*	0.57%	0.57%	0.57%	0.57%		0.57%
Interest expense to average daily net assets(d)	0.44	%*	0.22%	0.08%	0.08%	0.08%		0.14%
Total net expenses to average daily net assets	1.01	%*	0.79%	0.65%	0.65%	0.65%		0.71%
Net investment income to average daily net assets	6.30	%*	7.75%	8.22%	9.44%	9.78%		10.78%
Portfolio turnover rate	47	%**	144%	121%	119%	121%		130%
Fees and expenses reimbursed by the Manager to average daily net assets:	—	(e)	— (e)	— (e)	— (e)	0.01	%(e)	0.02%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01		$0.01	$0.01	$0.03	$0.01		0.00	(f)

(a)  Calculation excludes purchase premiums and redemption fees which are borne by shareholders.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying fund(s) (See Note 3).

(d)  Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(e)  Effective June 30, 2002, the Fund ceased reimbursing any Fund fees or expenses (See Note 3).

(f)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003		2002
Net asset value, beginning of period	$11.30		$11.09	$10.51	$9.52	$9.29		$8.95
Income (loss) from investment operations:
Net investment income (loss)†	0.35		0.88	0.90	1.06	0.91		0.98
Net realized and unrealized gain (loss)	(0.09)		1.15	1.16	1.75	0.50		0.55
Total from investment operations	0.26		2.03	2.06	2.81	1.41		1.53
Less distributions to shareholders:
From net investment income	(0.12)		(1.27)	(1.19)	(1.06)	(0.99)		(1.19)
From net realized gains	(0.30)		(0.55)	(0.29)	(0.76)	(0.19)		—
Total distributions	(0.42)		(1.82)	(1.48)	(1.82)	(1.18)		(1.19)
Net asset value, end of period	$11.14		$11.30	$11.09	$10.51	$9.52		$9.29
Total Return(a)	2.47	%**	19.57%	20.64%	30.38%	16.25	%(b)	18.60	%(b)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,854,001		$1,799,792	$1,550,402	$1,238,209	$616,174		$489,615
Net operating expenses to average daily net assets(c)	0.52	%*	0.52%	0.52%	0.52%	0.52%		0.52%
Interest expense to average daily net assets(d)	0.44	%*	0.22%	0.08%	0.08%	0.08%		0.14%
Total net expenses to average daily net assets	0.96	%*	0.74%	0.60%	0.60%	0.60%		0.66%
Net investment income to average daily net assets	6.36	%*	7.75%	8.29%	9.95%	9.89%		10.83%
Portfolio turnover rate	47	%**	144%	121%	119%	121%		130%
Fees and expenses reimbursed by the Manager to average daily net assets:	—	(e)	— (e)	— (e)	— (e)	0.01	%(e)	0.02%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(f)	$0.00 (f)	$0.01	$0.04	$0.01		0.00	(f)

(a)  Calculation excludes purchase premiums and redemption fees which are borne by shareholders.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

(c)  Net expenses exclude expenses incurred indirectly through invesment in the underlying fund(s) (See Note 3).

(d)  Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.

(e)  Effective June 30, 2002, the Fund ceased reimbursing any Fund fees or expenses (See Note 3).

(f)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Emerging Country Debt Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund invests primarily in sovereign debt of emerging countries. In addition, the Fund may invest a portion of its assets in debt investments issued by companies tied economically to emerging countries and other foreign fixed income securities, including asset-backed securities issued by foreign governments and private issuers. A substantial portion of the Fund's holdings are typically below investment grade. Generally, at least 75% of the Fund's assets are denominated in, or hedged into, U.S. dollars. The Fund's benchmark is the JPMorgan Emerging Markets Bond Index Global (EMBIG).

Throughout the six months ended August 31, 2006, the Fund had two classes of shares outstanding: Class III and Class IV. Each class of shares bears a different level of shareholder service fees.

The financial statements of the series of the Trust in which the Fund invests ("underlying fund(s)") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). Shares of GMO Short-Duration Collateral Fund, GMO Special Purpose Holding Fund and GMO World Opportunity Overlay Fund are not publicly available for direct purchase.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and, at its discretion, may override a price supplied by a source (by taking a price supplied by another source).

Certain securities held by the Fund or the underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of August 31, 2006, the total value of these securities represented 36.5% of net assets.

GMO Special Purpose Holding Fund ("SPHF"), an investment of the Fund, has litigation pending against various entities related to the default of certain asset-backed securities previously held by SPHF. In April of 2006, SPHF entered into a settlement agreement with a defendant and the Fund indirectly received $743,312 in conjunction with the settlement. The outcome of the remaining lawsuits against the defendants is not predictable and any potential recoveries are not reflected in the net asset value of the Fund. To the extent additional recoveries are realized, such recoveries may be material to the net asset value of the Fund.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

For the six months ended August 31, 2006, the Fund's investment activity in written options contracts was as follows:

	Puts		Calls
	Principal Amount of Contracts	Premiums	Principal Amount of Contracts	Premiums
Outstanding, beginning of period	$300,000,000	$5,344,500	$—	$—
Options written	86,000,000	865,200	156,000,000	2,096,300
Options exercised	(330,000,000)	(5,724,500)	(30,000,000)	(284,000)
Options expired	—	—	—	—
Options sold	—	—	—	—
Outstanding, end of period	$56,000,000	$485,200	$126,000,000	$1,812,300

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options outstanding at the end of the period are listed in the Fund's Schedule of Investments.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Loan agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Loan agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. There were no repurchase agreements outstanding at the end of the period.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements with banks and broker-dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. government securities or other assets equal in value

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. As of August 31, 2006, the Fund had entered into reverse repurchase agreements having a market value plus accrued interest of $264,247,016, collateralized by securities with a market value of $275,762,100. Reverse repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Delayed delivery commitments

The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained with the custodian in an amount at least equal to these commitments. There were no delayed delivery commitments outstanding at the end of the period.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2006, the Fund had no securities on loan.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,651,155,006	$322,137,903	$(111,792,102)	$210,345,801

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s). Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of the underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Purchases and redemptions of Fund shares

As of the date of this report, the premium on cash purchases of Fund shares was 0.50% of the amount invested. In the case of cash redemptions, the fee is currently 0.25% of the amount redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in-capital. For the six months ended August 31, 2006 and the year ended February 28, 2006, the Fund received $354,511 and $394,550 in purchase premiums and $536,356 and $911,454 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of estimated costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. There is no premium for reinvested distributions.

Investment risks

Investments in emerging country debt present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability, which may result in the Fund's inability to collect on a timely basis, or in full, principal and interest payments. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities or bank loans which are in default at the time of acquisition in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging country debt are typically less liquid than those of developed markets.

The Fund owns loans and bonds representing significant exposure to the risk of default in many countries, but has the most sizable of such positions relating to Russia, Mexico and Brazil. The Fund's financial position would be substantially adversely affected in the case of a default by these countries on obligations held by the Fund, or on obligations issued by those countries generally. The Fund has purchased default protection in the form of credit default swap agreements with respect to debt associated with those countries, which may offset some of the losses that the Fund might experience in the case of a default on bonds issued by such countries; however the Fund as of August 31, 2006, has sold more of such default protection than it has purchased. In addition, it is important to note that (i) such protection would not cover losses due to defaults on loan assignments or participations, (ii) such protection will generally not

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

be sufficient to cover all of the Fund's losses in the case of default, and (iii) due to the privately negotiated nature of such instruments, under some circumstances, the protection offered by such instruments may not be realized, even if the Fund incurs substantial losses due to weakening of the credit or virtual default by the countries.

Other matters

In July 2005, the Fund entered into litigation against the Government of Argentina ("Argentina") related to Argentina's failure to make payments on certain sovereign debt. The applicable defaulted sovereign debt, which continues to be valued according to the Fund's valuation policy, represented 2.09% of the net assets of the Fund as of August 31, 2006. The outcome of this litigation can not be predicted. The Fund's costs associated with this action will be borne by the Fund.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.35% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s). For the six months ended August 31, 2006, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
< 0.001%	0.000%	0.001%	0.001%

The Fund's portion of the fees paid by the Trust to the independent Trustees and Chief Compliance Officer ("CCO") during the six months ended August 31, 2006 was $14,597 and $7,820, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $1,320,917,246 and $1,365,007,645, respectively.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2006, 41.7% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's shares outstanding. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2006, 0.3% of the Fund's shares were held by twenty-three related parties comprised of certain GMO employee accounts, and 18.2% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	16,339,976	$179,208,041	7,279,052	$82,133,042
Shares issued to shareholders in reinvestment of distributions	3,054,379	32,284,788	14,206,621	151,317,024
Shares repurchased	(30,178,274)	(334,103,649)	(29,288,921)	(334,229,348)
Purchase premiums and redemption fees	—	696,661	—	839,203
Net increase (decrease)	(10,783,919)	$(121,914,159)	(7,803,248)	$(99,940,079)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class IV:	Shares	Amount	Shares	Amount
Shares sold	8,662,929	$95,831,806	12,753,479	$144,733,629
Shares issued to shareholders in reinvestment of distributions	6,367,181	67,301,103	22,808,057	243,099,656
Shares repurchased	(7,872,909)	(85,366,199)	(16,093,592)	(182,530,060)
Purchase premiums and redemption fees	—	194,206	—	466,801
Net increase (decrease)	7,157,201	$77,960,916	19,467,944	$205,770,026

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of these affiliated issuers during the six months ended August 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Short-Duration Collateral Fund	$98,479,942	$64,878,898	$26,000,000	$1,378,898	$—	$139,422,488
GMO Special Purpose Holding Fund	176,198	—	—	—	868,193	104,049
GMO World Opportunity Overlay Fund	29,650,120	12,000,000	—	—	—	41,868,684
Totals	$128,306,260	$76,878,898	$26,000,000	$1,378,898	$868,193	$181,395,221

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO Emerging Country Debt Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses and the reputation of the Fund's other service providers.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	1.01%	$1,000.00	$1,024.60	$5.15
2) Hypothetical	1.01%	$1,000.00	$1,020.11	$5.14
Class IV
1) Actual	0.96%	$1,000.00	$1,024.70	$4.90
2) Hypothetical	0.96%	$1,000.00	$1,020.36	$4.89

*  Expenses are calculated using each Class's annualized expense ratio (including interest expense and indirect expenses incurred) for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Emerging Markets Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	79.7%
Preferred Stocks	14.3
Private Equity Securities	0.7
Debt Obligations	0.6
Investment Funds	0.4
Rights and Warrants	0.1
Convertible Securities	0.0
Mutual Funds	0.0
Short-Term Investments	3.9
Other	0.3
100.0%
Country Summary**	% of Investments
South Korea	23.0%
Taiwan	18.1
Brazil	15.4
Russia	10.1
China	9.3
South Africa	6.6
Mexico	6.1
India	3.1
Malaysia	2.1
Thailand	1.7
Israel	1.6
Poland	1.0
Philippines	0.7
United States	0.6
Indonesia	0.3
Turkey	0.2
Chile	0.1
Sri Lanka	0.0
Lebanon	0.0
Ukraine	0.0
Hungary	0.0
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying fund(s)").

**  The table excludes short-term investments and any investment in the underlying fund(s) that is less than 3% of invested assets.

1

GMO Emerging Markets Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2006 (Unaudited)

Industry Sector Summary	% of Investments*
Information Technology	18.7%
Energy	18.6
Financials	17.4
Materials	11.3
Telecommunication Services	10.9
Industrials	7.9
Consumer Discretionary	7.2
Consumer Staples	3.1
Utilities	2.6
Health Care	1.1
Miscellaneous	1.2
100.0%

*  The table excludes short-term investments.

2

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 79.7%
	Brazil — 3.6%
241,128,620	Aes Tiete SA	6,295,886
4,433,820	Banco do Brasil SA	99,264,627
378,724,498	Companhia Saneamento Basico SAO PA	41,514,847
1,464,772	Companhia Siderurgica Nacional SA	42,768,063
735,500	CSU Cardsystem SA *	3,718,666
141,060	Cyrela Brazil Realty SA	2,486,972
1,711,151,300	Electrobras (Centro)	37,351,624
255,000	Gol-Linhas Aereas Intel	8,802,495
346,085,146	Light SA *	2,539,142
1,386,200	Localiza Rent A Car	28,894,253
1,478,400	Petroleo Brasileiro SA (Petrobras)	32,767,522
196,600	Petroleo Brasileiro SA (Petrobras) ADR	17,627,156
2,268,904	Souza Cruz SA (Registered)	37,091,924
653,900	Unibanco-Uniao de Bancos Brasileiros SA GDR	47,309,665
		408,432,842
	Chile — 0.1%
65,297	Banco De Chile ADR	2,590,985
89,500	Banco Santander Chile SA ADR	3,898,620
56,000	Compania Cervecerias Unidas ADR	1,392,160
214,500	Compania de Telecommunicaciones de Chile ADR	1,574,430
86,481	Enersis SA ADR	1,068,905
34,400	Lan Airlines SA	1,199,184
		11,724,284
	China — 8.8%
18,629,990	Advanced Semiconductor Manufacturing Co *	2,826,627
48,682,700	Bank of Communications Co Ltd	30,633,373
25,361,000	China Construction Bank Class H	10,979,522
37,264,100	China Cosco Holdings Co Ltd	16,865,811
277,700	China Finance Online Co ADR *	1,499,580
46,452,442	China Mobile Ltd *	312,380,689

See accompanying notes to the financial statements.

3

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	China — continued
375,649	China Mobile Ltd ADR	12,512,868
8,368,600	China Paradise Eletronics	2,109,461
231,548,401	China Petroleum & Chemical Corp Class H	137,075,701
8,265,400	China Resources Enterprise Ltd	18,792,154
966,000	China Telecom Corp Ltd ADR	32,602,500
231,616,700	China Telecom Corp Ltd Class H	78,012,144
36,273,416	Denway Motors Ltd	11,557,028
7,072,600	Foxconn International Holdings *	18,673,901
33,226,700	Guangdong Investments Ltd	12,888,230
5,893,350	Hengan International Group Co Ltd Class H	11,076,065
2,703,100	Parkson Retail Group Ltd	9,030,434
2,859,600	Peace Mark Holdings Ltd	1,745,488
187,765,101	PetroChina Co Ltd Class H	210,759,973
33,832,789	Pico Far East Holdings Ltd	7,173,086
1,042,000	Shandong Molong Petroleum Machinery Co Ltd	321,071
13,099,700	Shanghai Industrial Holdings Ltd	25,558,332
33,315,500	Sinochem Hong Kong Holding	12,197,870
10,064,187	Weiqiao Textile Co	11,164,845
11,155,600	Xinao Gas Holdings Ltd	10,609,600
		999,046,353
	Hungary — 0.0%
100	Magyar Telekom *	2,014
	India — 2.9%
870,800	Amtek Auto Ltd	5,467,947
551,263	Bharat Electronics Ltd	13,732,285
243,900	Bombay Dyeing & Manufacturing Co Ltd	3,355,789
251,858	Bombay Rayon Fashions Ltd	863,178
5,948,177	CBAY Systems Ltd * (a) (b)	11,046,954
2,974,088	CBAY Systems Ltd INR * (a) (b)	5,523,476
21,797,849	Centurion Bank Ltd *	11,953,896
3,000	Cipla Ltd (Shares Under Objection) * (a)	1
184,105	Galaxy Entertainment Corp Ltd *	651,470

See accompanying notes to the financial statements.

4

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	India — continued
1,840,111	Gammon India Ltd *	13,517,325
839,820	Geodesic Information Systems Ltd	2,964,251
200	HCL Infosystems Ltd (Shares Under Objection) * (a)	—
1,120,500	HCL Technologies Ltd	13,997,803
1,482,625	Hexaware Technologies Ltd	4,857,517
2,256,683	Himachal Futuristic Communications *	1,262,671
257,100	ICICI Bank Ltd	3,284,349
39,600	Infosys Technologies Inc	1,538,433
1,500	ITC Ltd (Shares Under Objection) * (a)	—
9,283,970	IVRCL Infrastructures & Projects Ltd	45,996,859
49,957	Jain Irrigation Systems Ltd *	269,496
2,043,508	Jaiprakash Associates Ltd	19,010,333
333,102	Jindal Steel & Power Ltd	10,601,711
440,338	KEI Industries	2,827,388
1,327,429	Kirloskar Brothers Ltd	10,547,000
108,913	Kotak Mahindra Bank Ltd	730,669
2,005,994	Mahanagar Telephone Nigam	6,762,888
11,007	Maharashtra Seamless *	83,959
87	Mahind GESCO Developers Ltd	1,312
904,719	Mahindra & Mahindra Ltd	12,560,805
5,046	Nepc-Micon Ltd GDR 144A *	—
15,956	NIIT Technologies Ltd	64,069
700	NTPC Limited	1,869
334,672	Raymond Ltd	3,103,786
359,979	Reliance Capital Ltd	3,590,429
1,019,200	Reliance Communication Venture *	6,523,732
640,482	Reliance Energy Ltd	6,038,671
900	Reliance Energy Ltd (Shares Under Objection) *	—
1,615,808	Reliance Industries Ltd	38,805,507
7,133	Reliance Industries Ltd (Shares Under Objection) *	2
2,026,656	Rolta India Ltd	9,571,352
627,130	Ruchi Soya Industries GDR 144A *	3,537,578
174,899	Sakthi Sugars Ltd *	475,199
28,949	SAW Pipes Ltd	180,832

See accompanying notes to the financial statements.

5

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	India — continued
2,889,220	Shasun Chemicals	4,995,125
1,196,500	Shree Precoated Steels Ltd *	4,564,264
358,420	Siemens India Ltd	8,063,613
2,524,600	Sintex Industries Ltd	9,127,730
1,548,763	Spicejet Ltd *	1,448,409
665,736	Tasc Pharmaceuticals Ltd *	1,641,742
228,070	Tata Motors Ltd	4,145,639
1,850,100	Union Bank of India	4,643,789
3,177,711	United Phosphorous	16,022,533
262,100	UTV Software Communications Ltd *	1,054,539
31,473	Voltas Ltd	636,169
67,166	Welspun India Ltd *	126,605
600	Wockhardt Ltd	4,695
		331,777,643
	Indonesia — 0.3%
2,728,000	Astra International Tbk PT	3,327,810
16,525,000	Bank Mandiri Persero Tbk PT	3,814,994
10,244,400	Bank Rakyat Indonesia	4,899,723
14,220,000	Bumi Resources Tbk PT	1,174,889
20,433,800	Indah Kiat Pulp & Paper Tbk PT *	2,065,596
5,307,500	Indosat Tbk PT	2,573,154
59,579,100	Matahari Putra Prima Tbk PT	4,974,683
11,004,300	Telekomunikasi Indonesia Tbk PT	9,585,456
8,217,920	United Tractors Tbk PT	5,192,175
		37,608,480
	Israel — 1.5%
9,332,700	Bank Hapoalim B.M.	41,040,153
4,253,200	Bank Leumi Le	15,160,135
1,240,000	Check Point Software Technologies Ltd *	23,051,600
3,414,800	Israel Discount Bank Class A *	5,572,240
2,900	Teva Pharmaceutical Industries	101,057

See accompanying notes to the financial statements.

6

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Israel — continued
2,126,800	Teva Pharmaceutical Industries ADR	73,927,568
29,000	The Israel Corp Ltd	11,561,322
		170,414,075
	Lebanon — 0.0%
12,059	Banque Libanaise pour le Commerce Sal *	35,695
	Malaysia — 2.0%
2,528,160	AmcorpGroup Berhad *	858,448
18,023,700	Berjaya Sports Toto	21,834,089
47,249,630	Bumiputra-Commerce Holdings Berhad	82,116,289
8,974,531	Highlands and Lowlands Berhad	11,517,924
10,726,740	IJM Corp Berhad	17,365,021
8,969,860	Maxis Communications Berhad	21,460,652
8,539,000	RHB Capital Berhad	6,346,836
11,370,000	Scomi Marine Berhad	2,987,830
418,000	Shangri-La Hotels	195,385
11,586,900	Sunway City Berhad	5,649,283
3,338,628	Top Glove Corp Berhad	7,856,161
19,802,000	UEM Builders Berhad	6,592,597
17,918,000	UEM World Berhad	7,043,560
12,923,400	UMW Holdings Berhard	26,183,841
9,066,700	WCT Engineering Berhad	8,261,510
		226,269,426
	Mexico — 5.9%
4,874,900	Alfa SA de CV Class A	23,675,514
495,066	Alsea SA	1,977,914
2,610,530	America Movil SA de CV Class L ADR	97,398,874
3,943,289	Carso Global Telecom Class A *	10,912,478
156,532	Cemex SA de CV ADR (Participating Certificates) *	4,522,210
16,516,596	Cemex SA de CV CPO *	47,614,267
24,079,500	Corporacion GEO SA de CV Series B *	97,086,306
1,263,854	Fomento Economico Mexicano SA de CV	11,905,506

See accompanying notes to the financial statements.

7

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Mexico — continued
5,731,000	Grupo Cementos de Chihuahua SA de CV	20,596,614
17,324,600	Grupo Financiero Banorte SA de CV	50,705,604
16,470,800	Grupo Mexico SA Class B	52,538,365
3,638,532	Sare Holding SA de CV *	4,100,994
8,783,000	Telefonos de Mexico SA de CV Class L ADR	212,021,620
10,064,809	Wal-Mart de Mexico SA de CV Class V	34,308,862
		669,365,128
	Philippines — 0.6%
88,961,950	Ayala Land Inc	23,561,257
3,358,888	Bank of the Philippine Islands	3,495,875
116,163,000	Filinvest Land Inc *	3,096,384
5,227,823	First Philippine Holdings	4,313,016
177,995,400	Megaworld Corp	5,868,592
6,219,000	Paxys Inc *	1,252,100
297,517	Philippine Long Distance Telephone	11,184,221
249,300	Philippine Long Distance Telephone ADR (c)	9,333,792
3,617,876	San Miguel Corp Class B	5,051,780
31,360,999	SM Prime Holdings	4,859,967
		72,016,984
	Poland — 0.2%
54,400	BRE Bank *	4,172,329
193,300	KGHM Polska Miedz SA	6,725,896
614,700	Polski Koncern Naftowy Orlen SA	10,262,943
		21,161,168
	Russia — 9.4%
562,700	JSC Mining & Smelting Co ADR	76,527,200
4,170,100	Lukoil ADR	348,203,350
1,637,300	Mobile Telesystems ADR	59,925,180
9,918,131	OAO Gazprom ADR	467,143,970
356,400	Oao Mechel ADR (c)	7,520,040
292,500	Polyus Gold ADR *	12,431,250

See accompanying notes to the financial statements.

8

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Russia — continued
135,000	Rusia Petroleum *	945,000
24,000	Sberbank RF	52,080,000
625,700	Unified Energy Systems GDR	46,301,800
		1,071,077,790
	South Africa — 6.3%
1,902,075	ABSA Group Ltd	27,194,505
1,788,800	AECI Ltd	13,877,419
7,461,530	African Bank Investments Ltd	26,294,577
79,400	Anglo American Platinum Corp	8,908,252
384,400	AngloGold Ashanti Ltd	17,601,860
4,537,600	Aveng Ltd	16,784,906
1,940,800	Barloworld Ltd	36,509,474
825,902	City Lodge Hotels Ltd	6,067,489
1,219,600	Ellerine Holdings Ltd	11,327,946
4,821,490	Foschini Ltd	30,064,513
1,134,100	Gold Fields Ltd	22,288,107
494,200	Harmony Gold Mining Co Ltd *	6,757,437
703,500	Impala Platinum Holdings Ltd	130,310,558
964,200	Imperial Holdings Ltd *	19,061,265
1,877,900	Massmart Holdings Ltd	14,347,911
5,129,800	Mr. Price Group Ltd	13,873,781
4,398,400	Murray & Roberts Holdings	17,779,656
562,200	Naspers Ltd Class N	9,691,253
1,396,783	Nedcor Ltd	21,369,483
2,939,042	Remgro Ltd	58,330,798
2,190,798	Reunert Ltd	21,919,063
10,256,171	Sanlam Ltd	21,531,989
949,010	Sasol Ltd	32,963,557
3,086,100	Standard Bank Group Ltd	33,287,791
3,681,300	Steinhoff International Holdings	12,007,263
908,500	Sun International Ltd	11,963,188
2,826,841	Telkom SA Ltd	53,386,704

See accompanying notes to the financial statements.

9

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	South Africa — continued
827,648	Tiger Brands Ltd	17,485,811
454,500	Tongaat-Hulett Group	5,906,598
		718,893,154
	South Korea — 18.9%
25,261	Amorepacific Corp *	10,984,186
216,800	CDNetworks Co Ltd *	7,335,957
978,300	Cheil Industries Inc	37,437,598
2,497,100	Dacom Corp	54,472,650
1,444,700	Dae Han Pulp Industries *	6,063,057
3,909,580	Daegu Bank	65,171,428
228,320	Daelim Industrial Co Ltd	14,610,077
24,669	Daesun Shipbuilding *	3,551,355
387,830	DC Chemical Co Ltd	17,364,322
2,207,610	Doosan Infracore Co Ltd	38,004,626
337,616	DPI Co Ltd	3,041,047
482,679	Hana Financial Group Inc	20,743,382
356,400	Hana Tour Service Inc	22,758,117
214,265	Hanil Cement Manufacturing	15,977,210
956,500	Hanjin Heavy Industry & Construction	25,956,235
637,900	Hanjin Shipping	14,562,219
286,700	Hanjin Transportation Co	7,344,043
3,014,078	Hanwha Corp	88,233,668
147,800	Honam Petrochemical Co	7,663,223
874,040	Hynix Semiconductor Inc *	33,324,571
1,511,080	Hyundai Development Co	61,680,072
121,760	Hyundai Elevator Co Ltd	9,231,517
260,700	Hyundai Mobis	23,876,270
1,656,820	Hyundai Motor Co	139,357,326
2,693,800	Industrial Bank of Korea	48,018,968
532,460	Inzi Controls Co Ltd	4,655,732
169,736	JVM Co Ltd *	6,118,124
86,534	KCC Engineering & Construction Co	3,087,032
1,309,000	KIA Motors Corp	20,760,631

See accompanying notes to the financial statements.

10

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
2,427,370	Kolon Construction	38,069,599
3,150,110	Kookmin Bank	254,026,615
40,200	Kookmin Bank ADR	3,239,316
769,500	Korea Electric Power Corp	29,534,526
201,500	Korea Electric Terminal Co	2,931,892
704,500	Korea Investment Holdings Co Ltd	28,381,731
9,249,900	Korea Real Estate *	7,969,854
1,056,700	Korean Air Lines Co Ltd	33,175,438
1,588,600	KT&G Corp	93,074,315
566,000	KT&G Corp GDR 144A	16,668,700
2,329,634	LG Corp	69,220,715
3,613,000	LG Telecom Ltd *	41,005,954
542,448	Maeil Dairy Industry	12,111,911
252,100	Megastudy Co Ltd	22,719,882
747,360	Nasan Co Ltd *	10,511,518
358,142	NHN Corp *	33,692,031
998,300	Poongsan Corp	21,686,068
273,149	POSCO	68,398,802
794,190	Pumyang Construction Co Ltd	10,427,725
304,993	Pyung Hwa Industrial Co Ltd *	991,473
462,224	Samsung Electronics Co Ltd	311,536,803
215,900	Samsung SDI Co Ltd	17,836,242
188,690	Samsung Securities	10,966,983
256,310	Sejong Industrial Co	1,159,913
1,015,570	Shinhan Financial Group Co Ltd	45,662,323
1,523,620	Simm Tech Co Ltd	17,676,689
227,260	SK Chemicals Co Ltd	8,820,012
680,120	SK Corp	43,687,027
1,006,200	SSCP Co Ltd *	19,125,016
829,696	Taewoong Co Ltd	19,095,333
643,300	Techno Semichem Co Ltd	9,395,448
360,800	Woongjin Coway Co Ltd	8,235,451
1,863,700	Woori Finance Holdings Co Ltd	36,559,215
		2,158,979,163

See accompanying notes to the financial statements.

11

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Sri Lanka — 0.0%
417,000	Lanka Walltile Ltd	232,904
	Taiwan — 17.3%
16,454,884	Acer Inc	25,387,335
13,843,000	Advanced Semiconductor Engineering Inc *	14,156,920
30,307,762	Asustek Computer Inc	67,845,109
18,266,020	AU Optronics Corp	26,745,409
1,134,389	Catcher Technology Co	8,868,152
27,470,820	Cheng Loong Corp	8,762,287
70,039,000	China Bills Finance Corp	17,045,346
76,592,651	China Development Financial Holding Corp *	29,542,996
83,591,854	China Steel Corp	67,758,787
26,749,387	Chinatrust Financial Holding Co	17,519,297
45,848,499	Chung Hung Steel Corp *	17,859,403
42,152,520	Chunghwa Telecom Co Ltd	69,558,674
847,232	Chunghwa Telecom Co Ltd ADR	14,665,586
25,283,277	Compal Electronics Inc	22,081,489
19,834,100	Delta Electronics Inc	55,089,075
2,438,820	DFI	4,198,731
9,777,804	Dimerco Express Taiwan Corp	10,718,000
25,386,071	Evergreen Marine Corp	14,049,560
25,671,305	Far Eastern International Bank *	8,150,219
35,337,080	Far Eastern Textile Co Ltd	24,790,471
7,479,000	Far Eastone Telecommunications Co Ltd	8,093,162
18,720,208	Formosa Chemicals & Fibre Co	26,985,348
4,425,044	Formosa Petrochemical Corp	8,741,280
21,270,107	Formosa Plastics Corp	28,950,015
21,184,000	Fubon Financial Holding Co Ltd	15,772,039
3,562,920	High Tech Computer Corp	89,592,657
49,898,772	Hon Hai Precision Industry Co Ltd	280,801,314
55,251,671	Inventec Co Ltd	33,569,213
12,583,883	Les Enphants Co Ltd	8,673,666
33,539,842	Lite-On Technology Corp *	41,550,090
11,014,300	MediaTek Inc	100,213,506

See accompanying notes to the financial statements.

12

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Taiwan — continued
102,717,000	Mega Financial Holdings Co Ltd	68,241,008
22,846,835	Micro-Star International Co Ltd	10,657,064
7,197,405	Nan Ya Plastics Corp	9,728,207
270,000	Novatek Microelectronics	1,328,481
15,236,235	Oriental Union Chemical	8,140,304
4,552,850	Powertech Technology Inc	12,727,621
21,578,083	Realtek Semiconductor Corp	27,231,945
1,282,000	Richtek Technology Corp	9,806,262
19,798,525	Shin Kong Financial Holdings	17,113,583
11,841,485	Siliconware Precision Industries Co	13,989,017
38,126,128	Sinopac Holdings Co	16,691,285
54,321,125	Taishin Financial Holdings Co Ltd *	25,867,533
50,061,000	Taiwan Cellular Corp	46,579,032
66,396,307	Taiwan Cement Corp	44,237,764
5,708,000	Taiwan FU Hsing Ind Co Ltd	5,326,426
178,542,448	Taiwan Semiconductor Manufacturing Co Ltd	316,098,803
1,693,652	Taiwan Semiconductor Manufacturing Co Ltd ADR	15,767,900
12,891,438	Tsann Kuen Enterprises Co Ltd	13,985,054
8,657,992	TXC Corp	12,783,872
13,304,000	U-Ming Marine Transport Co	13,974,690
34,504,000	Uni-President Enterprises Corp	26,271,246
80,720	Waffer Technology Co Ltd	77,169
75,702,450	Walsin Lihwa Corp *	30,792,083
25,697,873	Wan Hai Lines Ltd	13,869,344
43,237,000	Waterland Financial Holdings	12,215,423
28,497,600	Yang Ming Marine Transport	14,322,131
35,196,659	Yieh Phui Enterprise	13,028,536
		1,968,586,919
	Thailand — 1.7%
4,021,700	Advanced Info Service Pcl (Foreign Registered) (a)	9,573,080
11,537,600	Airports of Thailand Pcl (a)	17,192,805
26,905,900	Bangkok Dusit Medical Service Pcl (Foreign Registered) (a)	20,565,974
17,569,200	Central Pattana Pcl (Foreign Registered) (a)	9,118,733

See accompanying notes to the financial statements.

13

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Thailand — continued
13,162,400	Home Product Center Pcl (Foreign Registered) (a)	2,889,564
19,280,600	Kasikornbank Pcl NVDR (a)	32,028,268
20,169,900	Major Cineplex Group (a)	8,426,488
8,604,700	PTT Pcl (Foreign Registered) (a)	54,016,176
24,219,786	Rojana Industrial Park Pcl (a)	8,120,524
13,251,400	Saha Pathana International Holding Pcl (Foreign Registered) (a)	7,991,673
2,802,138	Siam Cement Pcl (Foreign Registered) NVDR (a)	16,242,506
3,108,050	Star Block Co Ltd (Foreign Registered) * (a) (d)	827
17,804,400	Yarnapund Pcl (a)	2,912,284
		189,078,902
	Turkey — 0.2%
870,900	Akbank TAS	4,732,424
2,813,195	Doktas Dokumculuk Ticaret	7,786,752
80,188	Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	4,149,246
42,150	Medya Holding AS * (a) (d)	288
2,816,100	Petkim Petrokimya Holding *	10,057,363
		26,726,073
	TOTAL COMMON STOCKS (COST $6,921,517,708)	9,081,428,997
	PREFERRED STOCKS — 14.3%
	Brazil — 11.1%
1,934,606	Banco Bradesco SA 6.08%	63,398,049
2,976,970	Banco Itau Holding Financeira SA 3.02%	89,572,917
1,272,562,200	Companhia Energetica de Minas Gerais 0.53%	52,528,804
2,447,409,800	Companhia Paranaense de Energia 2.00%	26,311,938
1,194,404	Companhia Vale do Rio Doce Class A 0.61%	22,439,642
1,431,113,760	Electrobras (Centro) SA Class B 6.62%	28,568,875
741,656,700	Geracao Tiete 5.75%	19,302,446
7,999,531	Gerdau SA 4.58%	115,478,304
45,612,081	Investimentos Itau SA 3.18%	192,532,338

See accompanying notes to the financial statements.

14

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	Brazil — continued
1,200,564	Iochpe Maxion SA 3.16%	9,687,387
5,506,587	Net Servicos de Comunicacoa SA *	49,441,138
26,068,752	Petroleo Brasileiro SA (Petrobras) 0.93%	526,724,971
512,700	Petroleo Brasileiro SA ADR 2.91%	41,333,874
7,728,823	Sadia SA 2.58%	20,727,954
363,200	Saraiva SA Livreiros 0.17%	3,472,761
11,719,994	Unipar, Class B 0.69%	8,855,593
		1,270,376,991
	South Africa — 0.1%
1,781,898	Allied Electronics Corp 2.99%	6,171,665
	South Korea — 3.1%
658,900	Hyundai Motor Co 2.73%	31,851,250
405,360	LG Electronics Inc 3.42%	15,652,311
585,353	Samsung Electronics Co Ltd (Non Voting) 1.13%	303,683,091
		351,186,652
	TOTAL PREFERRED STOCKS (COST $565,290,177)	1,627,735,308
	PRIVATE EQUITY SECURITIES — 0.7%
	Poland — 0.7%
18,179,075	CHP Investors (Multimedia) * (a) (b)	42,295,436
18,340,378	MHP Investors (Tri Media Holdings Ltd) * (a) (b)	39,633,557
		81,928,993
	Russia — 0.0%
90,000	Divot Holdings NV-Class D * (a) (b) (d)	900
124,330	Divot Holdings NV-Class E * (a) (b) (d)	1,243
46,624	Divot Holdings NV, Convertible Securities-Class F * (a) (b) (d)	466
		2,609

See accompanying notes to the financial statements.

15

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)		Description	Value ($)
		Sri Lanka — 0.0%
	2,545,869	Millenium Information Technology * (a) (b)	787,470
		TOTAL PRIVATE EQUITY SECURITIES (COST $50,257,567)	82,719,072
		DEBT OBLIGATIONS — 0.6%
		United States — 0.6%
USD	59,986,375	U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (e) (f)	61,982,782
		TOTAL DEBT OBLIGATIONS (COST $64,657,232)	61,982,782
		INVESTMENT FUNDS — 0.4%
		China — 0.1%
	692,433	Martin Currie Sino-American Class B Series January 2007 * (a) (b)	9,740,451
	500,000	Martin Currie Sino-American Class B Series June 2006 * (a) (b)	6,642,750
			16,383,201
		India — 0.0%
	1,379,237	Fire Capital Mauritius Private Fund * (a) (b)	827,542
	170	SPG Infinity Technology Fund I * (a) (b)	102,910
	1,371,900	TDA India Technology Fund II LP * (a) (b)	1,106,273
	100	UTI Masterplus 1991 Units (Shares Under Objection) * (a)	—
			2,036,725
		Poland — 0.0%
	1,749,150	The Emerging European Fund II LP * (a) (b)	470,399
		Russia — 0.3%
	9,500,000	NCH Eagle Fund LP * (a) (b)	29,973,450
		Ukraine — 0.0%
	16,667	Societe Generale Thalmann Ukraine Fund * (a) (b)	16,667
		TOTAL INVESTMENT FUNDS (COST $26,877,282)	48,880,442

See accompanying notes to the financial statements.

16

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)		Description	Value ($)
		RIGHTS AND WARRANTS — 0.1%
		India — 0.0%
	126,997	Arvind Mills Ltd Warrants, 144A, Expires 06/12/07 (Goldman Sachs) * (a) (g)	169,884
	107,835	Hero Honda Motor Ltd Warrants,144A, Expires 05/02/11 (Merrill Lynch) * (a) (g)	1,670,765
	32,542	Uniphos Enterprises Ltd Warrants, 144A, Expires 01/28/09 (Merrill Lynch) * (a) (g)	18,601
	711,650	United Phosphorus Ltd Warrants, 144A, Expires 01/28/09 (Merrill Lynch) * (a) (g)	3,616,745
			5,475,995
		Taiwan — 0.1%
	10,100,889	Shin Kong Financial Warrants,144A, Expires 05/11/07 (Merrill Lynch) * (a) (g)	8,978,926
		Thailand — 0.0%
	2,689,393	True Corp Pcl Warrants, Expires 04/03/08 * (a)	—
		TOTAL RIGHTS AND WARRANTS (COST $14,022,109)	14,454,921
		MUTUAL FUNDS — 0.0%
		United States — 0.0%
		Affiliated Issuer
	8,064	GMO Special Purpose Holding Fund (a)	39,193
		TOTAL MUTUAL FUNDS (COST $0)	39,193
		CONVERTIBLE SECURITIES — 0.0%
		India — 0.0%
USD	182,000	Jaiprakash, 0.01%, due 02/17/10	303,712

See accompanying notes to the financial statements.

17

GMO Emerging Markets Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)		Description	Value ($)
		Russia — 0.0%
USD	56,000	Lukinter Finance BV, 0.03%, due 11/29/07 *	232,008
		TOTAL CONVERTIBLE SECURITIES (COST $373,240)	535,720
		SHORT-TERM INVESTMENTS — 3.9%
	434,600,000	Bank Nationale de Paris Time Deposit, 5.27%, due 09/01/06	434,600,000
	13,515,000	Boston Global Investment Trust - Enhanced Portfolio (h)	13,515,000
		TOTAL SHORT-TERM INVESTMENTS (COST $448,115,000)	448,115,000
		TOTAL INVESTMENTS — 99.7% (Cost $8,091,110,315)	11,365,891,435
		Other Assets and Liabilities (net) — 0.3%	38,291,659
		TOTAL NET ASSETS — 100.0%	$11,404,183,094

See accompanying notes to the financial statements.

18

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Additional information on each restricted security is as follows:

Acquisition Issuer, Description	Acquisition Date	Market Value as a Percentage of Fund's Cost	Market Value as of Net Assets	August 31, 2006
CBAY Systems Ltd	5/06/03-8/04/05	$6,100,570	0.10%	$11,046,954
CBAY Systems Ltd INR	3/10/06	—	0.05%	5,523,476
CHP Investors (Multimedia)	12/13/99-3/05/01	18,178,923	0.37%	42,295,435
Divot Holdings NV, Private Equity Securities-Class E	9/21/01	124,330	0.00%	1,243
Divot Holdings NV, Private Equity Securities-Class D	6/26/00	1,502,100	0.00%	900
Divot Holdings NV, Convertible Securities-Class F	3/27/02	46,624	0.00%	466
Fire Capital Mauritius Private Fund	5/15/06	1,379,237	0.01%	827,542
Martin Currie Sino-American Class B Series June 2006	3/17/05	5,000,000	0.06%	6,642,750
Martin Currie Sino-American Class B Series January 2007	1/20/06	7,500,000	0.09%	9,740,451
MHP Investors (Tri Media Holdings Ltd)	11/27/01	27,983,521	0.35%	39,633,556
Millenium Information Technology	10/21/99	2,252,570	0.01%	787,470
NCH Eagle Fund LP	1/21/97	9,500,000	0.26%	29,973,450
Societe Generale Thalmann Ukraine Fund	7/15/97	260,172	0.00%	16,667
SPG Infinity Technology Fund I	12/23/99	189,555	0.00%	102,910
TDA India Technology Fund II LP	2/23/00-3/23/04	1,371,900	0.01%	1,106,273
The Emerging European Fund II, LP	12/05/97-3/17/00	1,749,150	0.00%	470,399
				$148,169,942

See accompanying notes to the financial statements.

19

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

A summary of outstanding financial instruments at August 31, 2006 is as follows:

Swap Agreements

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Net Unrealized Appreciation (Depreciation)
14,336,138	USD	9/11/2006	Merrill Lynch	3 month LIBOR -3.10%	MSCI Taiwan Index	$37,930
16,421,192	USD	5/18/2007	Merrill Lynch	3 month LIBOR -4.00%	MSCI Turkey Index	(157,076)
						$(119,146)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

*  Non-income producing security.

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

(b)  Direct placement securities are restricted as to resale.

(c)  All or a portion of this security is out on loan (Note 2).

(d)  Bankrupt issuer.

(e)  Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic (Note 2).

(f)  All or a portion of this security has been segregated to cover collateral requirements on open swap contracts (Note 2).

(g)  Structured warrants with risks similar to equity swaps.

(h)  All or a portion of this security represents investment of security lending collateral (Note 2).

As of August 31, 2006, 58.2% of the Net Assets of the Fund were valued using fair value prices based on models used by a third party vendor (Note 2).

Currency Abbreviations:

USD - United States Dollar

See accompanying notes to the financial statements.

20

GMO Emerging Markets Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value, including securities on loan of $13,163,400 (cost $8,091,110,315) (Note 2)	$11,365,852,242
Investments in affiliated issuers, at value (cost $0) (Notes 2 and 8)	39,193
Cash	182,723
Foreign currency, at value (cost $53,611,459) (Note 2)	53,404,407
Receivable for investments sold	26,167,482
Receivable for Fund shares sold	1,563,000
Dividends and interest receivable	42,622,168
Foreign taxes receivable	1,377,530
Receivable for open swap contracts (Note 2)	37,930
Receivable for closed swap contracts (Note 2)	941,329
Receivable for expenses reimbursed by Manager (Note 3)	51,150
Total assets	11,492,239,154
Liabilities:
Collateral on securities loaned, at value (Note 2)	13,515,000
Payable for investments purchased	16,598,892
Payable for Fund shares repurchased	43,019,635
Distribution payable	400
Accrued capital gain and repatriation taxes payable (Note 2)	1,345,518
Payable to affiliate for (Note 3):
Management fee	7,820,106
Shareholder service fee	1,019,087
Trustees and Chief Compliance Officer fees	26,366
Payable for open swap contracts (Note 2)	157,076
Accrued expenses	4,553,980
Total liabilities	88,056,060
Net assets	$11,404,183,094

See accompanying notes to the financial statements.

21

GMO Emerging Markets Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited) — (Continued)

Net assets consist of:
Paid-in capital	$6,784,119,378
Accumulated undistributed net investment income	103,800,880
Accumulated net realized gain	1,243,260,630
Net unrealized appreciation	3,273,002,206
$11,404,183,094
Net assets attributable to:
Class III shares	$4,155,031,269
Class IV shares	$2,890,517,811
Class V shares	$1,239,927,471
Class VI shares	$3,118,706,543
Shares outstanding:
Class III	203,742,741
Class IV	142,048,867
Class V	60,958,850
Class VI	153,177,291
Net asset value per share:
Class III	$20.39
Class IV	$20.35
Class V	$20.34
Class VI	$20.36

See accompanying notes to the financial statements.

22

GMO Emerging Markets Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends (net of withholding taxes of $28,927,057)	$216,683,974
Interest (including securities lending income of $35,540)	12,733,979
Total investment income	229,417,953
Expenses:
Management fee (Note 3)	48,310,194
Shareholder service fee – Class III (Note 3)	3,269,290
Shareholder service fee – Class IV (Note 3)	1,561,754
Shareholder service fee – Class V (Note 3)	571,076
Shareholder service fee – Class VI (Note 3)	894,001
Custodian and fund accounting agent fees	7,432,864
Transfer agent fees	31,096
Audit and tax fees	85,928
Legal fees	144,808
Trustees fees and related expenses (Note 3)	105,937
Registration fees	6,256
Miscellaneous	53,379
Total expenses	62,466,583
Fees and expenses reimbursed by Manager (Note 3)	(309,212)
Net expenses	62,157,371
Net investment income (loss)	167,260,582
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments (net of foreign capital gains tax and CPMF tax of $279,914 and $222,341, respectively) (Note 2)	1,178,722,242
Realized gains distributions from affiliated issuers (Note 8)	327,027
Closed swap contracts	80,844,964
Foreign currency, forward contracts and foreign currency related transactions	(1,769,971)
Net realized gain (loss)	1,258,124,262
Change in net unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains tax accrual of ($2,067,349)) (Note 2)	(1,365,860,501)
Open swap contracts	(11,538,371)
Foreign currency, forward contracts and foreign currency related transactions	(2,165,863)
Net unrealized gain (loss)	(1,379,564,735)
Net realized and unrealized gain (loss)	(121,440,473)
Net increase (decrease) in net assets resulting from operations	$45,820,109

See accompanying notes to the financial statements.

23

GMO Emerging Markets Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$167,260,582	$196,278,705
Net realized gain (loss)	1,258,124,262	2,083,998,397
Change in net unrealized appreciation (depreciation)	(1,379,564,735)	1,333,369,890
Net increase (decrease) in net assets from operations	45,820,109	3,613,646,992
Distributions to shareholders from:
Net investment income
Class III	(21,118,909)	(94,886,366)
Class IV	(15,008,739)	(59,321,922)
Class V	(6,564,187)	(24,130,575)
Class VI	(16,368,202)	(48,705,197)
Total distributions from net investment income	(59,060,037)	(227,044,060)
Net realized gains
Class III	(377,150,077)	(605,236,149)
Class IV	(261,100,298)	(364,582,631)
Class V	(115,187,206)	(160,197,509)
Class VI	(279,924,001)	(297,291,532)
Total distributions from net realized gains	(1,033,361,582)	(1,427,307,821)
	(1,092,421,619)	(1,654,351,881)
Net share transactions (Note 7):
Class III	(272,570,950)	(459,485,882)
Class IV	80,733,973	(618,210,434)
Class V	(97,585,379)	1,113,485,811
Class VI	211,990,547	706,806,874
Increase (decrease) in net assets resulting from net share transactions	(77,431,809)	742,596,369
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	2,101,114	2,889,096
Class IV	2,662,793	1,273,937
Class V	1,534,912	611,195
Class VI	2,007,458	2,341,043
Increase in net assets resulting from net purchase premiums and redemption fees	8,306,277	7,115,271
Total increase (decrease) in net assets resulting from net share transactions and net purchase premiums and redemption fees	(69,125,532)	749,711,640
Total increase (decrease) in net assets	(1,115,727,042)	2,709,006,751
Net assets:
Beginning of period	12,519,910,136	9,810,903,385
End of period (including accumulated undistributed net investment income of $103,800,880 and distributions in excess of net investment income of $4,399,665, respectively)	$11,404,183,094	$12,519,910,136

See accompanying notes to the financial statements.

24

GMO Emerging Markets Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$22.49		$19.05	$15.78	$8.82	$9.84	$9.04
Income (loss) from investment operations:
Net investment income (loss)†	0.30		0.37	0.34	0.23	0.11	0.18
Net realized and unrealized gain (loss)	(0.27)		6.24	4.40	6.97	(1.00)	0.80
Total from investment operations	0.03		6.61	4.74	7.20	(0.89)	0.98
Less distributions to shareholders:
From net investment income	(0.11)		(0.43)	(0.32)	(0.24)	(0.13)	(0.18)
From net realized gains	(2.02)		(2.74)	(1.15)	—	—	—
Total distributions	(2.13)		(3.17)	(1.47)	(0.24)	(0.13)	(0.18)
Net asset value, end of period	$20.39		$22.49	$19.05	$15.78	$8.82	$9.84
Total Return(a)	0.40	%**	37.99%	31.45%	82.10%	(9.14)%	11.15%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$4,155,031		$4,788,395	$4,433,098	$4,079,172	$1,215,653	$826,960
Net expenses to average daily net assets	1.09	%*	1.10%	1.11%	1.12%	1.16%	1.19	%(b)
Net investment income to average daily net assets	2.76	%*	1.88%	2.17%	1.85%	1.12%	2.32%
Portfolio turnover rate	17	%**	41%	57%	46%	59%	74%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%	0.01%	0.02%	0.02%	0.02%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01		$0.01	$0.01	$0.06	$0.05	$0.05

(a)  The total returns would have been lower had certain expenses not been reimbursed on the Fund and the underlying fund(s) during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)  Includes stamp duties and transfer taxes not reimbursed by the Manager, which approximate 0.035% of average daily net assets.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

25

GMO Emerging Markets Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$22.45		$19.02	$15.75	$8.81	$9.83	$9.03
Income (loss) from investment operations:
Net investment income (loss)†	0.31		0.40	0.34	0.24	0.11	0.17
Net realized and unrealized gain (loss)	(0.27)		6.20	4.41	6.94	(0.99)	0.82
Total from investment operations	0.04		6.60	4.75	7.18	(0.88)	0.99
Less distributions to shareholders:
From net investment income	(0.12)		(0.43)	(0.33)	(0.24)	(0.14)	(0.19)
From net realized gains	(2.02)		(2.74)	(1.15)	—	—	—
Total distributions	(2.14)		(3.17)	(1.48)	(0.24)	(0.14)	(0.19)
Net asset value, end of period	$20.35		$22.45	$19.02	$15.75	$8.81	$9.83
Total Return(a)	0.41	%**	38.05%	31.59%	81.97%	(9.09)%	11.22%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,890,518		$3,081,021	$3,255,865	$1,799,736	$1,003,594	$735,455
Net expenses to average daily net assets	1.04	%*	1.05%	1.06%	1.08%	1.12%	1.14	%(b)
Net investment income to average daily net assets	2.81	%*	2.03%	2.13%	2.05%	1.16%	2.27%
Portfolio turnover rate	17	%**	41%	57%	46%	59%	74%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%	0.01%	0.02%	0.02%	0.02%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.02		$0.01	$0.00 (c)	$0.05	$0.02	$0.03

(a)  The total returns would have been lower had certain expenses not been reimbursed on the Fund and the underlying fund(s) during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(b)  Includes stamp duties and transfer taxes not reimbursed by the Manager, which approximate 0.035% of average daily net assets.

(c)  Purchase premiums and redemption fees were less than $0.01 per share

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

26

GMO Emerging Markets Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class V share outstanding throughout each period)

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006	Period from February 11, 2005 (commencement of operations) through February 28, 2005(a)		Period from March 1, 2004 through October 26, 2004(a)		Period from August 4, 2003 (commencement of operations) through February 29, 2004
Net asset value, beginning of period	$22.44		$19.02	$17.88		$15.77		$10.81
Income (loss) from investment operations:
Net investment income (loss)†	0.31		0.22	(0.01)		0.25		0.13
Net realized and unrealized gain (loss)	(0.27)		6.39	1.15		(0.09)		5.02
Total from investment operations	0.04		6.61	1.14		0.16		5.15
Less distributions to shareholders:
From net investment income	(0.12)		(0.45)	—		(0.07)		(0.19)
From net realized gains	(2.02)		(2.74)	—		(0.00	)(b)	—
Total distributions	(2.14)		(3.19)	—		(0.07)		(0.19)
Net asset value, end of period	$20.34		$22.44	$19.02		$15.86		$15.77
Total Return(c)	0.41	%**	38.12%	6.38	%**	1.10	%**	47.82	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,239,927		$1,447,059	$38,564		$116,417		$382,193
Net expenses to average daily net assets	1.02	%*	1.04%	1.03	%*	1.05	%*	1.07	%*
Net investment income to average daily net assets	2.83	%*	1.06%	(0.05	)%(d)**	1.70	%(d)**	1.69	%*
Portfolio turnover rate	17	%**	41%	57	%***	57	%***	46	%****
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%	0.02	%*	0.01	%*	0.02	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.03		$0.02	—		—		$0.03

(a)  The class was inactive from October 27, 2004 to February 11, 2005.

(b)  Distributions from net realized gains were less than $0.01 per share.

(c)  The total returns would have been lower had certain expenses not been reimbursed on the Fund and the underlying fund(s) during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)  The ratio for the period has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

***  Calculation represents portfolio turnover of the Fund for the year ended February 28, 2005.

****  Calculation represents portfolio turnover of the Fund for the year ended February 29, 2004.

See accompanying notes to the financial statements.

27

GMO Emerging Markets Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004(a)
Net asset value, beginning of period	$22.45		$19.03	$15.76	$10.45
Income (loss) from investment operations:
Net investment income (loss)†	0.31		0.38	0.34	0.14
Net realized and unrealized gain (loss)	(0.26)		6.23	4.41	5.42
Total from investment operations	0.05		6.61	4.75	5.56
Less distributions to shareholders:
From net investment income	(0.12)		(0.45)	(0.33)	(0.25)
From net realized gains	(2.02)		(2.74)	(1.15)	—
Total distributions	(2.14)		(3.19)	(1.48)	(0.25)
Net asset value, end of period	$20.36		$22.45	$19.03	$15.76
Total Return(b)	0.46	%**	38.07%	31.63%	53.62	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$3,118,707		$3,203,435	$2,083,376	$879,837
Net expenses to average daily net assets	0.99	%*	1.00%	1.01%	1.04	%*
Net investment income to average daily net assets	2.85	%*	1.94%	2.15%	1.54	%*
Portfolio turnover rate	17	%**	41%	57%	46	%***
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%	0.01%	0.02	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.01		$0.02	$0.03	$0.04

(a)  Period from June 30, 2003 (commencement of operations) through February 29, 2004.

(b)  The total returns would have been lower had certain expenses not been reimbursed on the Fund and the underlying fund(s) during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

***  Calculation represents portfolio turnover of the Fund for the year ended February 29, 2004.

See accompanying notes to the financial statements.

28

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Emerging Markets Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund seeks to achieve its investment objective by outperforming the S&P/IFCI (Investable) Composite Index. The Fund typically makes equity investments in companies whose stocks are traded in the securities markets of the world's non-developed markets, which excludes countries that are included in the MSCI EAFE Index.

Throughout the six months ended August 31, 2006, the Fund had four classes of shares outstanding: Class III, Class IV, Class V and Class VI. Class V was liquidated on October 26, 2004, but became operational again on February 11, 2005. Each class of shares bears a different level of shareholder service fees.

The financial statements of the series of the Trust in which the Fund invests ("underlying fund(s)") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). Shares of GMO Special Purpose Holding Fund are not publicly available for direct purchase.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which

29

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Indian regulators have alleged that the Fund violated certain conditions under which it was granted permission to operate in India and have restricted a portion of the Fund's locally held assets pending resolution of the dispute. The amount of these restricted assets is small relative to the size of the Fund, representing less than 0.1% of the Fund's net assets as of February 28, 2006. The valuation of this possible claim and all matters relating to the Fund's response to these allegations are subject to supervision and control of the Trustees, and all costs in respect of this matter are being borne by the Fund.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk

30

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. There were no forward currency contracts outstanding at the end of the period.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no futures contracts outstanding at the end of the period.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no written option contracts outstanding at the end of the period.

31

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Indexed securities

The Fund may invest in indexed securities where the redemption values and/or coupons are linked to the prices of a specific instrument or financial statistic. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. Indexed securities held by the Fund at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

32

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Securities lending

The Fund may lend its securities to certain qualified broker-dealers. The loans are collateralized with cash or liquid securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in and/or inability to exercise its rights with respect to the collateral, and the risk of delay in recovery or loss of rights in the loaned securities should the borrower of the securities fail financially. If a loan is collateralized by U.S. government securities, the Fund receives a fee from the borrower. If a loan is collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower that normally represents a portion of the Fund's earnings on the collateral. As of August 31, 2006, the Fund had loaned securities having a market value of $13,163,400 collateralized by cash in the amount of $13,515,000, which was invested in the Boston Global Investment Trust – Enhanced Portfolio.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non - U.S. shareholders.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are

33

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund may be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities of $1,345,518 for potential capital gains and repatriation taxes as of August 31, 2006. The accrual for capital gains and repatriation taxes is included in net unrealized gain (loss) in the Statement of Operations. For the six months ended August 31, 2006, the Fund incurred $279,914 in capital gain taxes which is included in net realized gain (loss) in the Statement of Operations.

The Fund is subject to a Contribuição Provisória sobre Movimentações Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to/from the Brazilian market. During the six months ended August 31, 2006, the Fund incurred $222,341 in CPMF tax which is included in the net realized gain (loss) on investments in the Statement of Operations.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$8,099,021,041	$3,573,766,948	$(306,896,554)	$3,266,870,394

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

For the period ended August 31, 2006, the Fund had gross gains attributed to redemption in-kind transactions of $18,377,059

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal

34

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s). Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of the underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Purchases and redemptions of Fund shares

As of the date of this report, the premium on cash purchases and fee on redemptions of Fund shares were each 0.80% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. These fees are allocated relative to each class's net assets on the share transaction date. For the six months ended August 31, 2006 and the year ended February 28, 2006, the Fund received $346,598 and $1,258,611 in

35

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

purchase premiums and $7,959,679 and $5,856,660 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of estimated costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. There is no premium for reinvested distributions.

Investment risks

Investments in securities of issuers in emerging countries present certain risks that are not inherent in many other investments. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets in emerging countries are typically less liquid than those of developed markets. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.81% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of 0.15% for Class III shares, 0.105% for Class IV shares, 0.085% for Class V shares, and 0.055% for Class VI shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in the underlying Funds, fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, transfer taxes and custodial fees) exceed 0.81% of the Fund's average daily net assets.

36

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the GMO Special Purpose Holding Fund. For the six months ended August 31, 2006, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
< 0.001%	0.000%	< 0.001%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $72,817 and $36,340, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $2,006,029,625 and $2,903,044,375, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Related parties

As of August 31, 2006, 0.7% of the Fund's shares were held by twenty-nine related parties comprised of certain GMO employee accounts, and 27.1% of the Fund's shares were held by accounts for which the Manager has investment discretion.

37

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	688,986	$15,273,274	11,031,646	$215,401,452
Shares issued to shareholders in reinvestment of distributions	18,992,945	377,009,961	33,704,110	653,183,451
Shares repurchased	(28,819,262)	(664,854,185)	(64,515,411)	(1,328,070,785)
Purchase premiums and redemption fees	—	2,101,114	—	2,889,096
Net increase (decrease)	(9,137,331)	$(270,469,836)	(19,779,655)	$(456,596,786)
	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class IV:	Shares	Amount	Shares	Amount
Shares sold	5,596,892	$141,699,131	44,751,392	$920,854,601
Shares issued to shareholders in reinvestment of distributions	13,842,879	274,227,434	21,481,005	412,298,040
Shares repurchased	(14,651,188)	(335,192,592)	(100,173,580)	(1,951,363,075)
Purchase premiums and redemption fees	—	2,662,793	—	1,273,937
Net increase (decrease)	4,788,583	$83,396,766	(33,941,183)	$(616,936,497)

38

GMO Emerging Markets Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class V:	Shares	Amount	Shares	Amount
Shares sold	—	$—	89,416,484	$1,733,477,556
Shares issued to shareholders in reinvestment of distributions	6,076,441	120,313,533	9,153,541	184,328,084
Shares repurchased	(9,617,622)	(217,898,912)	(36,097,525)	(804,319,829)
Purchase premiums and redemption fees	—	1,534,912	—	611,195
Net increase (decrease)	(3,541,181)	$(96,050,467)	62,472,500	$1,114,097,006
	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class VI:	Shares	Amount	Shares	Amount
Shares sold	10,569,541	$239,054,742	35,580,099	$780,535,719
Shares issued to shareholders in reinvestment of distributions	14,723,931	291,828,314	16,848,581	326,739,274
Shares repurchased	(14,783,931)	(318,892,509)	(19,260,319)	(400,468,119)
Purchase premiums and redemption fees	—	2,007,458	—	2,341,043
Net increase (decrease)	10,509,541	$213,998,005	33,168,361	$709,147,917

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of this affiliated issuer during the six months ended August 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Special Purpose Holding Fund	$45,402	$—	$—	$—	$327,027	$39,193
Totals	$45,402	$—	$—	$—	$327,027	$39,193

39

GMO Emerging Markets Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO Emerging Markets Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee

40

GMO Emerging Markets Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

41

GMO Emerging Markets Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

42

GMO Emerging Markets Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table for each class below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

43

GMO Emerging Markets Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2006 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1	) Actual	1.09%	$1,000.00	$1,004.00	$5.51
2	) Hypothetical	1.09%	$1,000.00	$1,019.71	$5.55
Class IV
1	) Actual	1.04%	$1,000.00	$1,004.10	$5.25
2	) Hypothetical	1.04%	$1,000.00	$1,019.96	$5.30
Class V
1	) Actual	1.02%	$1,000.00	$1,004.10	$5.15
2	) Hypothetical	1.02%	$1,000.00	$1,020.06	$5.19
Class VI
1	) Actual	0.99%	$1,000.00	$1,004.60	$5.00
2	) Hypothetical	0.99%	$1,000.00	$1,020.21	$5.04

*  Expenses are calculated using each Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

44

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)
Consolidated Investments Concentration Summary (a)
August 31, 2006 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	80.1%
Short-Term Investments	20.4
Futures	0.4
Call Options Purchased	0.0
Forward Currency Contracts	0.0
Swaps	(0.2)
Reverse Repurchase Agreements	(0.7)
Other	0.0
100.0%

(a)  GMO Alternative Asset SPC Ltd. is a 100% owned subsidiary of GMO Alternative Asset Opportunity Fund.

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying fund(s)").

1

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)
Consolidated Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 7.6%
	U.S. Government — 7.6%
15,000,000	U.S. Treasury Note, 3.75%, due 03/31/07 (a) (b)	14,879,098
	TOTAL DEBT OBLIGATIONS (COST $15,000,940)	14,879,098
	MUTUAL FUNDS — 72.3%
	Affiliated Issuers — 72.3%
5,409,170	GMO Short-Duration Collateral Fund	140,854,778
	TOTAL MUTUAL FUNDS (COST $138,353,824)	140,854,778
	SHORT-TERM INVESTMENTS — 20.2%
	Money Market Funds — 3.6%
6,939,602	Merrimac U.S. Dollar Cash Fund-Premium Class (b)	6,939,602
	Other Short-Term Investments — 16.6%
8,700,000	Fannie Mae Discount Note, 5.19%, due 09/08/06 (b)	8,691,220
7,800,000	Federal Farm Credit Bank Commercial Paper, 5.10%, due 09/25/06 (b)	7,773,480
3,100,000	Federal Home Loan Bank Discount Note, 5.09%, due 09/29/06 (b)	3,087,727
4,800,000	Federal Home Loan Bank Discount Note, 5.11%, due 09/29/06 (b)	4,780,923
8,100,000	Freddie Mac Discount Note, 5.13%, due 09/19/06 (b)	8,079,224
		32,412,574
	TOTAL SHORT-TERM INVESTMENTS (COST $39,352,176)	39,352,176
	TOTAL INVESTMENTS — 100.1% (Cost $192,706,940)	195,086,052
	Other Assets and Liabilities (net) — (0.1)%	(200,561)
	TOTAL NET ASSETS — 100.0%	$194,885,491

See accompanying notes to the financial statements.

2

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

A summary of outstanding financial instruments at August 31, 2006 is as follows:

Futures Contracts (b)

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
10	Crude Oil	October 2006	$702,600	$(36,845)
5	Gasoline NY Unleaded	October 2006	374,451	(32,731)
93	Gold 100 OZ	December 2006	5,898,060	(108,328)
32	Lean Hogs	October 2006	856,320	19,696
95	Live Cattle	October 2006	3,538,750	46,250
56	Silver	December 2006	3,648,400	126,156
147	Soybean Oil	December 2006	2,270,268	(86,750)
				$(72,552)
Sales
29	Cocoa	December 2006	$430,650	$28,541
14	Coffee "C"	December 2006	567,000	(70)
17	Copper	December 2006	1,468,800	(6,877)
214	Corn	December 2006	2,653,600	(50,985)
88	Cotton No. 2	December 2006	2,423,520	44,348
7	Heating Oil	October 2006	591,263	14,915
24	Natural Gas	October 2006	1,451,520	357,570
112	Soybean	November 2006	3,112,200	201,496
192	Soybean Meal	December 2006	3,098,880	263,596
47	Sugar (World)	October 2006	621,152	3,216
18	Wheat	December 2006	380,025	(19,431)
				$836,319

At August 31, 2006, GMO Alternative Asset SPC Ltd. had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

See accompanying notes to the financial statements.

3

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Swap Agreements

Total Return Swaps (b)

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Net Unrealized Appreciation (Depreciation)
96,448,052	USD	4/12/2007	AIG	3 month	Return on
				T-Bill + 0.30%	DJ-AIG
Commodity
					Total Return Index	$(552,814)
$(552,814)

Notes to Schedule of Investments:

(a)  All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts (Note 2).

(b)  All or a portion of this security is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Asset Opportunity Fund.

Currency Abbreviations:

USD - United States Dollar

See accompanying notes to the financial statements.

4

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

	GMO Alternative Asset Opportunity Fund	GMO Alternative Asset SPC Ltd.	Eliminations	Consolidated Totals
Assets:
Investments in unaffiliated issuers, at value (consolidated cost $54,353,116) (Note 2)	$—	$54,231,274	$—	$54,231,274
Investments in affiliated issuers, at value (consolidated cost $138,353,824) (Note 2)	194,924,032	—	(54,069,254)	140,854,778
Cash	88,150	—	—	88,150
Interest receivable	748	276,243	—	276,991
Receivable for variation margin on open futures contracts (Note 2)	—	148,886	—	148,886
Receivable for expenses reimbursed by Manager (Note 3)	9,083	7,626	—	16,709
Total assets	195,022,013	54,664,029	(54,069,254)	195,616,788
Liabilities:
Payable to affiliate for (Note 3):
Management fee	74,904	—	—	74,904
Shareholder service fee	24,968	—	—	24,968
Trustees and Chief Compliance Officer fees	305	—	—	305
Payable for open swap contracts (Note 2)	—	552,814	—	552,814
Accrued expenses	36,345	41,961	—	78,306
Total liabilities	136,522	594,775	—	731,297
Net assets	$194,885,491	$54,069,254	$(54,069,254)	$194,885,491
Net assets consist of:
Net capital(1)	$192,295,426			$192,295,426
Net unrealized appreciation	2,590,065			2,590,065
	$194,885,491			$194,885,491
Shareholders' capital
Class III	$194,885,491			$194,885,491
Shares outstanding
Class III	6,960,203			6,960,203
Net asset value per share
Class III	$28.00			$28.00

(1)  Net capital includes net investment income (loss) and net realized gain (loss) on investments.

See accompanying notes to the financial statements.

5

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Statement of Operations — For the Six Months Ended August 31, 2006 (Unaudited)

	GMO Alternative Asset Opportunity Fund	GMO Alternative Asset SPC Ltd.	Eliminations	Consolidated Totals
Investment Income:
Dividend from affiliated issuers (Note 8)	$1,408,261	$—	$—	$1,408,261
Interest	5,767	1,247,112	—	1,252,879
Total income	1,414,028	1,247,112	—	2,661,140
Expenses:
Management fee (Note 3)	433,592	—	—	433,592
Shareholder service fee – Class III (Note 3)	144,531	—	—	144,531
Custodian and transfer agent fees	9,844	37,536	—	47,380
Audit and tax fees	38,364	10,120	—	48,484
Legal fees	2,300	2,208	—	4,508
Trustees fees and related expenses (Note 3)	2,575	2,208	—	4,783
Miscellaneous	1,748	460	—	2,208
Total expenses	632,954	52,532	—	685,486
Fees and expenses reimbursed by Manager (Note 3)	(51,704)	(52,532)	—	(104,236)
Net expenses	581,250	—	—	581,250
Net investment income	832,778	1,247,112	—	2,079,890
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	15,507	—	—	15,507
Closed futures contracts	—	(262,505)	—	(262,505)
Closed swap contracts	—	5,016,523	—	5,016,523
Net realized gain (loss)	15,507	4,754,018	—	4,769,525
Change in net unrealized appreciation (depreciation) on:
Investments	2,489,456	45,450	(200,509)	2,334,397
Open futures contracts	—	539,446	—	539,446
Open swap contracts	—	(384,387)	—	(384,387)
Net unrealized gain (loss)	2,489,456	200,509	(200,509)	2,489,456
Net realized and unrealized gain (loss)	2,504,963	4,954,527	(200,509)	7,258,981
Net increase (decrease) in net assets resulting from operations	$3,337,741	$6,201,639	$(200,509)	$9,338,871

See accompanying notes to the financial statements.

6

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Period from April 11, 2005 (commencement of operations) to February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,079,890	$4,182,122
Net realized gain (loss)	4,769,525	4,551,795
Change in net unrealized appreciation (depreciation)	2,489,456	100,609
Net increase (decrease) in net assets from operations	9,338,871	8,834,526
Fund share transactions: (Note 7)
Proceeds from sale of shares
Class III	4,000,000	173,438,589
Cost of shares repurchased
Class III	(400,000)	(326,495)
Net increase (decrease) in Fund share transactions	3,600,000	173,112,094
Total increase (decrease) in net assets	12,938,871	181,946,620
Net assets:
Beginning of period	181,946,620	—
End of period	$194,885,491	$181,946,620

See accompanying notes to the financial statements.

7

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Financial Highlights
(For a share outstanding throughout each period)

	Six Months Ended August 31, 2006 (Unaudited)		Period from April 11, 2005 (commencement of operations) to February 28, 2006
Net asset value, beginning of period	$26.63		$25.00
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.30		0.73
Net realized and unrealized gain (loss)	1.07		0.90
Total from investment operations	1.37		1.63
Net asset value, end of period	$28.00		$26.63
Total Return(b)	5.14	%**	6.52	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$194,885		$181,947
Net expenses to average daily net assets(c)	0.60	%*	0.61	%*
Net investment income to average daily net assets(a)	2.16	%*	3.12	%*
Portfolio turnover rate	0	%**	13	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.11	%*	0.15	%*

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying fund(s) in which the Fund invests.

(b)  Total returns would have been lower had certain expenses not been reimbursed during the periods shown.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying fund(s) (See Note 3).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

8

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Alternative Asset Opportunity Fund (the "Fund"), which commenced operations on April 11, 2005, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of its benchmark. The Fund's benchmark is a composite of the Dow Jones-AIG Commodity Index (50%) and the JPMorgan 3 Month Cash Index (50%). The Fund seeks indirect exposure to investment returns of commodities and, from time to time, other alternative asset classes. The Fund's investment program has two primary components. One component is intended to gain indirect exposure to the commodity markets through the Fund's investments in a wholly owned subsidiary company, which, in turn, invests in various commodity-related derivatives. The second component of the fund's investment program consists of direct and indirect investments in high quality U.S. and foreign fixed income securities. Normally, the Fund gains exposure to fixed income securities indirectly by investing in GMO Short-Duration Collateral Fund.

Shares of the Fund are not publicly offered and are principally available only to other funds of the Trust and certain accredited investors.

The financial statements of the series of the Trust in which the Fund invests ("underlying fund(s)") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect).

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements include the accounts of the GMO Alternative Asset Opportunity Fund and its wholly owned investment in GMO Alternative Asset SPC Ltd. The consolidated

9

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2006 (Unaudited)

financial statements include 100% of the assets and liabilities of GMO Alternative Asset SPC Ltd. All significant fund accounts and transactions have been eliminated in consolidation.

Portfolio valuation

Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. Shares of mutual funds are valued at their net asset value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and, at its discretion, may override a price supplied by a source (by taking a price supplied by another source).

Certain securities held by the Fund or the underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of August 31, 2006, the total value of these securities represented 30.2% of net assets.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform

10

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2006 (Unaudited)

under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. Credit default swaps may be used to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where a party owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

11

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. There were no repurchase agreements outstanding at the end of the period.

Taxes

The Fund elected to be taxed as a partnership for federal income tax purposes. As a partnership, the Fund will not be subject to federal and state income tax. Instead, each shareholder is responsible for the tax liability or benefit related to his/her allocable share of taxable income or loss. Accordingly, no provision (benefit) for federal and state income taxes is reflected in the accompanying financial statements.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$185,966,971	$9,240,923	$(121,842)	$9,119,081

Distributions

The Fund does not intend to make any distributions to its shareholders but may do so in the sole discretion of the Trustees.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No.48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

12

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Interest income on inflation indexed securities, if any, is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Income is not recognized, nor are premiums amortized or discounts accreted on securities for which collection is not expected. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s). Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of the underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying fund(s), some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risks associated with an investment in the underlying fund(s) may be more pronounced to the extent that the underlying fund(s) engage in derivative transactions.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.45% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan,

13

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2006 (Unaudited)

the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes) exceed 0.45% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the GMO Short-Duration Collateral Fund. For the six months ended August 31, 2006, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.001%	0.000%	0.005%	0.006%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $1,011 and $552, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

The Fund's investments in commodity-related derivatives are generally made through GMO Alternative Asset Opportunity SPC Ltd., a wholly owned subsidiary organized as a Bermuda limited liability company, which GMO serves as investment manager but does not receive any additional management or other fees for such services.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $15,408,262 and $700,000, respectively.

14

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2006 (Unaudited)

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders

As of August 31, 2006, 65.9% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Both of the shareholders are other funds of the Trust. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2006, all of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Period from April 11, 2005 (commencement of operations) through February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	142,197	$4,000,000	6,844,512	$173,438,589
Shares repurchased	(14,441)	(400,000)	(12,065)	(326,495)
Net Increase (decrease)	127,756	$3,600,000	6,832,447	$173,112,094

15

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Notes to Consolidated Financial Statements — (Continued)
August 31, 2006 (Unaudited)

8.  Investment in affiliated issuer

A summary of the Fund's transactions in the shares of this affiliated issuer during the six months ended August 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Short-Duration Collateral Fund	$123,842,063	$15,408,262	$700,000	$1,408,261	$—	$140,854,778
Totals	$123,842,063	$15,408,262	$700,000	$1,408,261	$—	$140,854,778

16

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO Alternative Asset Opportunity Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee arrangement, the Trustees also took into account the sophistication of the investment techniques used to

17

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

18

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

19

GMO Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.61%	$1,000.00	$1,051.40	$3.15
2) Hypothetical	0.61%	$1,000.00	$1,022.13	$3.11

*  Expenses are calculated using each Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

20

GMO Emerging Country Debt Share Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Emerging Country Debt Share Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	86.4%
Loan Participations	8.0
Loan Assignments	6.7
Swaps	3.3
Call Options Purchased	1.3
Rights and Warrants	0.8
Short-Term Investments	0.7
Promissory Notes	0.4
Put Options Purchased	0.1
Single Currency	0.0
Futures	0.0
Written Options	(0.1)
Reverse Repurchase Agreements	(9.7)
Other	2.1
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in GMO Emerging Country Debt Fund.

1

GMO Emerging Country Debt Share Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2006 (Unaudited)

Country Summary**	% of Investments
Mexico	17.8%
Brazil	14.3
Russia	9.7
Venezuela	6.3
Colombia	5.9
Philippines	5.6
Turkey	5.6
Uruguay	4.6
Ukraine	4.1
Argentina	2.8
South Africa	2.1
Peru	2.0
Iraq	1.7
El Salvador	1.4
Nigeria	1.3
Pakistan	1.3
Vietnam	1.2
Dominican Republic	1.2
India	1.1
Serbia	1.0
Ecuador	1.0
Trinidad	1.0
Algeria	0.9
Ivory Coast	0.9
Jamaica	0.7
Malaysia	0.7
Panama	0.6
Chile	0.5
Egypt	0.5
Poland	0.5
Africa	0.5
Indonesia	0.5
Bosnia	0.3
Morocco	0.3
Costa Rica	0.2
Tunisia	0.2
Nicaragua	0.2
China	0.2
Thailand	0.2
Belize	0.1
Romania	(0.1)
Bulgaria	(0.1)
Lebanon	(0.2)
South Korea	(0.6)
100.0%

**  The table above incorporates aggregate indirect country exposure associated with investments in GMO Emerging Country Debt Fund. The table excludes short-term investments and any investment in GMO Emerging Country Debt Fund that are less than 3% of invested assets. The table includes exposure through the use of derivative contracts.

2

GMO Emerging Country Debt Share Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.3%
	Affiliated Issuers — 100.3%
9,194,108	GMO Emerging Country Debt Fund, Class III	102,422,365
	TOTAL MUTUAL FUNDS (COST $101,883,760)	102,422,365
	TOTAL INVESTMENTS — 100.3% (Cost $101,883,760)	102,422,365
	Other Assets and Liabilities (net) — (0.3%)	(341,722)
	TOTAL NET ASSETS — 100.0%	$102,080,643

See accompanying notes to the financial statements.

3

GMO Emerging Country Debt Share Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments in affiliated issuers, at value (cost $101,883,760) (Notes 2 and 8)	$102,422,365
Cash	99,999
Interest receivable	558
Total assets	102,522,922
Liabilities:
Payable for Fund shares repurchased	427,701
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer fees	190
Accrued expenses	14,388
Total liabilities	442,279
Net assets	$102,080,643
Net assets consist of:
Paid-in capital	$91,898,441
Accumulated undistributed net investment income	1,008,159
Accumulated net realized gain	8,635,438
Net unrealized appreciation	538,605
$102,080,643
Net assets attributable to:
Class III shares	$102,080,643
Shares outstanding:
Class III	9,743,599
Net asset value per share:
Class III	$10.48

See accompanying notes to the financial statements.

4

GMO Emerging Country Debt Share Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$1,037,533
Interest	5,876
Total investment income	1,043,409
Expenses:
Custodian, fund accounting agent and transfer agent fees	10,764
Audit and tax fees	9,476
Legal fees	1,196
Trustees fees and related expenses (Note 3)	1,026
Registration fees	11,776
Miscellaneous	1,012
Total expenses	35,250
Net investment income (loss)	1,008,159
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	6,384,377
Realized gains distributions from affiliated issuers (Note 8)	2,620,211
Net realized gain (loss)	9,004,588
Change in net unrealized appreciation (depreciation) on investments	(9,648,448)
Net realized and unrealized gain (loss)	(643,860)
Net increase (decrease) in net assets resulting from operations	$364,299

See accompanying notes to the financial statements.

5

GMO Emerging Country Debt Share Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,008,159	$16,813,503
Net realized gain (loss)	9,004,588	11,837,278
Change in net unrealized appreciation (depreciation)	(9,648,448)	(714,732)
Net increase (decrease) in net assets from operations	364,299	27,936,049
Distributions to shareholders from:
Net investment income
Class III	—	(18,779,578)
Net realized gains
Class III	(1,697,427)	(10,909,948)
	(1,697,427)	(29,689,526)
Net share transactions (Note 7):
Class III	(85,440,796)	58,758,037
Total increase (decrease) in net assets	(86,773,924)	57,004,560
Net assets:
Beginning of period	188,854,567	131,850,007
End of period (including accumulated undistributed net investment income of $1,008,159 and $0, respectively)	$102,080,643	$188,854,567

See accompanying notes to the financial statements.

6

GMO Emerging Country Debt Share Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006		2005		2004		2003		2002
Net asset value, beginning of period	$10.32		$10.54		$10.05		$9.56		$9.25		$8.90
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.09		1.18		1.13		1.10		0.83		1.03
Net realized and unrealized gain (loss)	0.16		0.71		0.86		1.73		0.57		0.51
Total from investment operations	0.25		1.89		1.99		2.83		1.40		1.54
Less distributions to shareholders:
From net investment income	—		(1.33)		(1.12)		(1.85)		(1.09)		(1.19)
From net realized gains	(0.09)		(0.78)		(0.38)		(0.49)		—		—
Total distributions	(0.09)		(2.11)		(1.50)		(2.34)		(1.09)		(1.19)
Net asset value, end of period	$10.48		$10.32		$10.54		$10.05		$9.56		$9.25
Total Return	2.47	%**	19.21	%(b)	20.27	%(b)	29.91	%(b)	15.81	%(b)	18.47	%(b)
Ratios/Supplemental Data:
Net assets, end of period (000's)	$102,081		$188,855		$131,850		$100,943		$66,140		$89,952
Net expenses to average daily net assets(c)	0.06	%*	0.03%		0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Net investment income to average daily net assets(a)	1.67	%*	10.91%		10.81%		10.06%		8.88%		11.43%
Portfolio turnover rate	12	%**	13%		14%		20%		30%		14%
Fees and expenses reimbursed by the Manager to average daily net assets:	—	(e)	0.01%		0.06%		0.08%		0.08%		0.06%

(a)  Net investment income is affected by the timing of the declaration of dividends by GMO Emerging Country Debt Fund ("ECDF").

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

(c)  Net expenses exclude expenses incurred indirectly through investment in ECDF (See Note 3).

(d)  Net expenses to average daily net assets were less than 0.01%.

(e)  Effective July 1, 2005, the Fund ceased reimbursing any Fund fees or expenses (See Note 3).

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

7

GMO Emerging Country Debt Share Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Emerging Country Debt Share Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks high total return. The Fund invests substantially all of its assets in Emerging Country Debt Fund (an arrangement often referred to as a "master-feeder" structure) ("ECDF") and, to a limited extent, in cash and cash equivalents. ECDF invests primarily in sovereign debt of emerging countries. In addition, ECDF may invest a portion of its assets in debt investments issued by companies tied economically to emerging countries and other foreign fixed income securities, including asset-backed securities issued by foreign governments and private issuers. A substantial portion of ECDF's holdings are typically below investment grade. Generally, at least 75% of ECDF's assets are denominated in, or hedged into, U.S. dollars. The Fund's benchmark is the JPMorgan Emerging Markets Bond Index Global (EMBIG).

The financial statements of ECDF should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Shares of ECDF are valued at their net asset value.

Investments held by ECDF are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies or procedures are unreliable,

8

GMO Emerging Country Debt Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and, at its discretion, may override a price supplied by a source (by taking a price supplied by another source).

Certain securities held by ECDF are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of August 31, 2006, the total value of these securities represented 36.7% of net assets.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$102,097,305	$325,060	$—	$325,060

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

For the period ended August 31, 2006, the Fund had gross gains attributed to redemption in-kind transactions of $6,647,566.

9

GMO Emerging Country Debt Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Income dividends and capital gain distributions from ECDF are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in ECDF (See Note 3).

Purchases and redemptions of Fund shares

As of the date of this report, the Fund does not charge any purchase premium or redemption fee in connection with the purchase and sale of Fund shares. As a shareholder in ECDF, the Fund will indirectly bear ECDF's purchase premiums and redemption fees which are 0.50% and 0.25%, respectively. These fees are paid to and retained by ECDF. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by ECDF may be waived in extraordinary circumstances if it will not incur transaction costs. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of estimated costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. There is no premium for reinvested distributions.

Investment risks

The Fund is subject to the investment risks associated with an investment in ECDF. Investments in emerging country debt present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability, which may result in ECDF's inability to collect on a timely basis, or in full, principal and interest payments. Further, countries may impose various types of foreign currency regulations or controls which may impede ECDF's ability to repatriate amounts it receives. ECDF may acquire interests in securities or bank loans which are in default at the time of acquisition in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging country debt are

10

GMO Emerging Country Debt Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

relatively illiquid. Accordingly, ECDF may not be able to realize in an actual sale amounts approximating those used to value its holdings. Additionally, the investment risk associated with an investment in ECDF may be more pronounced to the extent that ECDF engages in derivative transactions.

ECDF owns loans and bonds representing significant exposure to the risk of default in many countries, but has the most sizable of such positions relating to Russia, Mexico and Brazil. The Fund's financial position would be substantially adversely affected in the case of a default by these countries on obligations held by ECDF, or on obligations issued by those countries generally. ECDF has purchased default protection in the form of credit default swap agreements with respect to debt associated with those countries, which may offset some of the losses that ECDF might experience in the case of default on bonds issued by such countries; however, ECDF as of August 31, 2006 has sold more of such default protection than it has purchased. It is important to note that (i) such protection would not cover losses due to defaults on loan assignments or participations, (ii) such protection will generally not be sufficient to cover all of ECDF's losses in the case of default, and (iii) due to the privately negotiated nature of such instruments, under some circumstances, the protection offered by such instruments may not be realized, even if ECDF incurs substantial losses due to weakening of the credit or virtual default by the countries.

3.  Fees and other transactions with affiliates

The manager does not directly charge an advisory fee or shareholder service fee. GMO, in its capacity as Manager of ECDF, earns a management fee at the annual rate of 0.35% of ECDF's average daily net assets. Additionally, Class III shares of ECDF bear a shareholder service fee at the annual rate of 0.15% of ECDF Class III shares' average daily net assets.

Effective July 1, 2005, GMO no longer reimburses any Fund fees or expenses. Prior to July 1, 2005, GMO had been contractually obligated to reimburse the Fund for its total annual direct operating expenses (excluding fees and expenses of the Chief Compliance Officer ("CCO") and independent Trustees (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes).

The Fund incurs fees and expenses indirectly as a shareholder in ECDF. For the six months ended August 31, 2006, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.422%	0.150%	0.437%	1.009%

11

GMO Emerging Country Debt Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $658 and $368, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $14,910,848 and $97,924,787, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholder

As of August 31, 2006, all of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	1,114,256	$11,354,586	4,335,883	$46,077,234
Shares issued to shareholders in reinvestment of distributions	169,743	1,697,427	3,010,030	29,689,525
Shares repurchased	(9,831,963)	(98,492,809)	(1,562,483)	(17,008,722)
Net increase (decrease)	(8,547,964)	$(85,440,796)	5,783,430	$58,758,037

12

GMO Emerging Country Debt Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of this affiliated issuer during the six months ended August 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Country Debt Fund, Class III	$188,700,447	$14,910,848	$97,924,787	$1,037,533	$2,620,211	$102,422,365

9.  Subsequent event

Pursuant to a plan of liquidation adopted by the Fund's Board of Trustees, the Fund was liquidated on September 29, 2006.

13

GMO Emerging Country Debt Share Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO Emerging Country Debt Share Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees noted that the Fund invests substantially all of its assets in another series of the Trust, GMO Emerging Country Debt Fund ("ECDF"), and, therefore, that the Fund's investment objective and principal investment strategies are identical to those of EDCF. The Trustees met over the course of the year with the Fund's and ECDF's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and ECDF and the level of skill required to manage the Fund and ECDF. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund and ECDF. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's and ECDF's investment performance relative to their performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed the Fund's and ECDF's performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund or ECDF, as applicable, information prepared by Lipper for ECDF, the volatility of ECDF's returns, as well as factors identified by the Manager as contributing to the Fund's and ECDF's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund and ECDF, the support those personnel received from the Manager, the investment techniques used to manage the Fund and ECDF, and the overall competence of the Manager.
14

GMO Emerging Country Debt Share Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

The Trustees gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement, but rather pays the Manager its proportionate share of ECDF's advisory fees. The Trustees noted that the portion of ECDF's advisory fees indirectly paid by the Fund to the Manager reflects the management services the Manager provides to both the Fund and ECDF under their respective investment management agreements, and that the Fund's expense ratio reflects total expenses payable by the Fund and ECDF. In evaluating the Fund's advisory fee arrangement, the Trustees considered information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives. Also, in evaluating the advisory fees, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund and ECDF, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund and ECDF, the Trust, and the investment division of the Manager responsible for the management of the Fund and ECDF. For these purposes, the Trustees took into account both the fees paid by the Fund directly to the Manager under the Fund's investment management agreement and indirectly to the Manager as a result of the Fund's investment in ECDF and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered possible economies of scale to the Manager, and concluded that the fees payable under the Fund's and ECDF's agreements appropriately reflected any economies of scale associated with managing the Fund and ECDF. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the Fund's investment management agreement, that the advisory fees payable by the Fund were reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the

15

GMO Emerging Country Debt Share Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

16

GMO Emerging Country Debt Share Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1	) Actual	1.07%	$1,000.00	$1,024.70	$5.46
2	) Hypothetical	1.07%	$1,000.00	$1,019.82	$5.44

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

17

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO International Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	91.7%
Short-Term Investments	6.0
Preferred Stocks	3.4
Debt Obligations	0.1
Investment Funds	0.1
Private Equity Securities	0.1
Convertible Securities	0.0
Mutual Funds	0.0
Rights and Warrants	0.0
Swaps	0.0
Foward Currency Contracts	(0.1)
Futures	(0.2)
Other	(1.1)
100.0%

*    The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying fund(s)").

1

GMO International Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2006 (Unaudited)

Country Summary**	% of Investments
Euro Region***	27.6%
Japan	23.4
United Kingdom	16.6
Korea	4.7
Taiwan	3.7
Switzerland	3.4
Brazil	3.1
Australia	2.7
Russia	2.1
China	1.9
Sweden	1.9
South Africa	1.4
Mexico	1.2
Singapore	1.2
Hong Kong	0.9
Norway	0.9
India	0.6
Austria	0.5
Canada	0.4
Malaysia	0.4
Denmark	0.3
Israel	0.3
Thailand	0.3
Poland	0.2
Indonesia	0.1
Philippines	0.1
Turkey	0.1
100.0%

**    The table above incorporates aggregate indirect country exposure associated with investments in the underlying fund(s). The table excludes short-term investments and any investment in the underlying fund(s) that is less than 3% of invested assets.

***  The "Euro Region" is comprised of Belgium, Finland, France, Germany, Ireland, Italy, Netherlands and Spain.

2

GMO International Equity Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
927,489	GMO Emerging Countries Fund, Class III	16,323,801
6,311,937	GMO Emerging Markets Fund, Class VI	128,511,047
8,694,760	GMO International Growth Equity Fund, Class IV	271,711,239
7,962,245	GMO International Intrinsic Value Fund, Class IV	272,786,527
177,524	GMO International Small Companies Fund, Class III	2,373,492
	TOTAL MUTUAL FUNDS (COST $524,728,351)	691,706,106
	SHORT-TERM INVESTMENTS — 0.0%
20,763	Citigroup Global Markets Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $20,765 and an effective yield of 3.55%, collateralized by a U.S. Treasury Bond with a rate of 12.00%, maturity date of 08/15/13 and a market value, including accrued interest, of $21,178.	20,763
	TOTAL SHORT-TERM INVESTMENTS (COST $20,763)	20,763
	TOTAL INVESTMENTS — 100.0% (Cost $524,749,114)	691,726,869
	Other Assets and Liabilities (net) — 0.0%	(25,881)
	TOTAL NET ASSETS — 100.0%	$691,700,988

Notes to Schedule of Investments:

As of August 31, 2006, 84.8% of the Net Assets of the Fund, through investments in the underlying fund(s), were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

3

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $20,763) (Note 2)	$20,763
Investments in affiliated issuers, at value (cost $524,728,351) (Notes 2 and 8)	691,706,106
Receivable for expenses reimbursed by Manager (Note 3)	8,591
Total assets	691,735,460
Liabilities:
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer fees	1,386
Accrued expenses	33,086
Total liabilities	34,472
Net assets	$691,700,988
Net assets consist of:
Paid-in capital	$491,321,911
Accumulated undistributed net investment income	1,266,077
Accumulated net realized gain	32,135,245
Net unrealized appreciation	166,977,755
$691,700,988
Net assets attributable to:
Class III shares	$691,700,988
Shares outstanding:
Class III	39,678,290
Net asset value per share:
Class III	$17.43

See accompanying notes to the financial statements.

4

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$1,273,284
Interest	133
Total investment income	1,273,417
Expenses:
Custodian, fund accounting agent and transfer agent fees	23,644
Audit and tax fees	12,144
Legal fees	6,716
Trustees fees and related expenses (Note 3)	5,408
Registration fees	3,404
Miscellaneous	5,060
Total expenses	56,376
Fees and expenses reimbursed by Manager (Note 3)	(49,036)
Net expenses	7,340
Net investment income (loss)	1,266,077
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	4,315,956
Realized gains distributions from affiliated issuers (Note 8)	28,560,950
Net realized gain (loss)	32,876,906
Change in net unrealized appreciation (depreciation) on investments	7,762,586
Net realized and unrealized gain (loss)	40,639,492
Net increase (decrease) in net assets resulting from operations	$41,905,569

See accompanying notes to the financial statements.

5

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,266,077	$6,521,233
Net realized gain (loss)	32,876,906	51,401,058
Change in net unrealized appreciation (depreciation)	7,762,586	60,422,264
Net increase (decrease) in net assets from operations	41,905,569	118,344,555
Distributions to shareholders from:
Net investment income
Class III	—	(17,722,273)
Net realized gains
Class III	(29,388,508)	(24,911,633)
	(29,388,508)	(42,633,906)
Net share transactions (Note 7):
Class III	19,657,646	94,760,352
Purchase premiums and redemption fees (Notes 2 and 7)
Class III	6,024	22,825
Total increase (decrease) in net assets resulting from net share transactions and net purchase premiums and redemption fees	19,663,670	94,783,177
Total increase (decrease) in net assets	32,180,731	170,493,826
Net assets:
Beginning of period	659,520,257	489,026,431
End of period (including accumulated undistributed net investment income of $1,266,077)	$691,700,988	$659,520,257

See accompanying notes to the financial statements.

6

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006		2005		2004		2003	2002
Net asset value, beginning of period	$17.13		$15.19		$12.83		$8.23		$9.02	$9.67
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.03		0.18		0.29		0.25		0.36	0.25
Net realized and unrealized gain (loss)	1.04		2.90		2.65		4.60		(0.83)	(0.66)
Total from investment operations	1.07		3.08		2.94		4.85		(0.47)	(0.41)
Less distributions to shareholders:
From net investment income	—		(0.47)		(0.42)		(0.25)		(0.32)	(0.24)
From net realized gains	(0.77)		(0.67)		(0.16)		—		—	—
Total distributions	(0.77)		(1.14)		(0.58)		(0.25)		(0.32)	(0.24)
Net asset value, end of period	$17.43		$17.13		$15.19		$12.83		$8.23	$9.02
Total Return(b)	6.38	%(c)**	21.15	%(c)	23.25	%(c)	60.41	%(c)	(5.58)%	(4.26)%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$691,701		$659,520		$489,026		$256,277		$103,768	$65,712
Net expenses to average daily net assets(d)(e)	0.00	%*	0.00%		0.00%		0.00%		0.00%	0.00%
Net investment income to average daily net assets(a)	0.37	%*	1.15%		2.18%		2.35%		4.11%	2.83%
Portfolio turnover rate	2	%**	7%		15%		43%		19%	50%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.02%		0.03%		0.05%		0.05%	0.05%
Purchase premiums and redemption fees consisted of the following per share amounts:	$0.00	(f)†	$0.00	(f)†	$0.01	†	$0.02	†	—	—

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying fund(s) in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed during the periods shown.

(c)  Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying fund(s) (See Note 3).

(e)  Net expenses to average daily net assets were less than 0.01%.

(f)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

7

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO International Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than the MSCI ACWI (All Country World Index) ex-U.S. Index. The Fund is a fund of funds and invests primarily in shares of the GMO International Equity Funds (which may include one or more of the GMO Emerging Markets Funds). The Fund may also invest in shares of other GMO Funds, including the GMO Fixed Income Funds, GMO Alpha Only Fund, and GMO Alternative Asset Opportunity Fund.

The financial statements of the series of the Trust in which the Fund invests ("underlying fund(s)") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com.

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Shares of the underlying fund(s) and other mutual funds are valued at their net asset value.

Investments held by the underlying fund(s) are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases where

8

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

market prices are not readily available or the Manager believes established valuation methodologies or procedures are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

9

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$525,463,444	$166,469,463	$(206,038)	$166,263,425

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Income dividends and capital gain distributions from the underlying fund(s) are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s). Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of the underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Purchases and redemptions of Fund shares

As of the date of this report, the premium on cash purchases and fee on redemptions of Fund shares are each 0.15% of the amount invested. The redemption fee is only applicable to shares acquired on or after June 30, 2003. The Fund's purchase premium or redemption fee are approximately equal to the weighted average of the purchase premiums and redemptions fees, if any, of the underlying fund(s) in which the

10

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Fund was invested. The level of purchase premium and redemption fee for the Fund may be adjusted to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2006 and the year ended February 28, 2006, the Fund received $1,795 and $228 in purchase premiums and $4,229 and $22,597 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of estimated costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. There is no premium for reinvested distributions.

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying fund(s), some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risks associated with an investment in the underlying fund(s) may be more pronounced to the extent that the underlying fund(s) engage in derivative transactions.

3.  Fees and other transactions with affiliates

The Manager determines the allocation of the assets of the Fund among the designated underlying fund(s). The Manager does not directly charge a management fee or shareholder service fee, but receives management and shareholder service fees from the underlying fund(s) in which the Fund invests.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 (excluding expenses indirectly incurred by investment in the underlying Funds, fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes).

11

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s). For the six months ended August 31, 2006, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.619%	0.102%	0.721%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $3,660 and $1,932, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $30,914,581 and $10,831,190, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2006, 26.3% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2006, less than 0.1% of the Fund's shares were held by five related parties comprised of certain GMO employee accounts.

12

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	68,204	$1,230,958	5,248,587	$78,942,946
Shares issued to shareholders in reinvestment of distributions	1,639,894	27,648,610	2,550,396	39,686,743
Shares repurchased	(520,407)	(9,221,922)	(1,499,797)	(23,869,337)
Purchase premiums and redemption fees	—	6,024	—	22,825
Net increase (decrease)	1,187,691	$19,663,670	6,299,186	$94,783,177

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of these affiliated issuers during the six months ended August 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Countries Fund, Class III	$16,259,817	$1,513,855	$160,000	$63,777	$1,450,078	$16,323,801
GMO Emerging Markets Fund, Class VI	129,229,135	12,246,842	1,360,000	676,558	11,570,286	128,511,047
GMO International Growth Equity Fund, Class III	254,857,704	7,631,870	209,193,229	—	7,570,473	—
GMO International Growth Equity Fund, Class IV	—	207,623,305	1,000,000	—	—	271,711,239
GMO International Intrinsic Value Fund, Class IV	256,390,561	9,154,457	6,169,017	522,552	7,619,905	272,786,527
GMO International Small Companies Fund, Class III	2,806,956	360,606	565,298	10,397	350,208	2,373,492
Totals	$659,544,173	$238,530,935	$218,447,544	$1,273,284	$28,560,950	$691,706,106

13

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO International Equity Allocation Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears advisory fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered the

14

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust, the Trust, and the investment divisions of the Manager responsible for the management of those funds; information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives to those of the other funds of the Trust.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

15

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

16

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1	) Actual	0.72%	$1,000.00	$1,063.80	$3.75
2	) Hypothetical	0.72%	$1,000.00	$1,021.58	$3.67

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

17

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	59.0%
Debt Obligations	33.6
Cash and Cash Equivalents	13.1
Short-Term Investments	4.3
Preferred Stocks	1.7
Mutual Funds	0.7
Loan Assignments	0.1
Loan Participations	0.1
Private Equity Securities	0.1
Forward Currency Contracts	0.1
Call Options Purchased	0.0
Convertible Securities	0.0
Investment Funds	0.0
Promissory Notes	0.0
Put Options Purchased	0.0
Rights and Warrants	0.0
Written Options	0.0
Reverse Repurchase Agreements	(0.4)
Swaps	(4.4)
Futures	(7.6)
Other	(0.4)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying fund(s)").

1

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2006 (Unaudited)

Country/Region Summary**	% of Investments
United States	62.2%
Sweden	7.6
Australia	7.5
Euro Region***	7.4
United Kingdom	3.3
Korea	2.7
Taiwan	1.9
Brazil	1.8
Russia	1.4
China	1.0
Mexico	0.9
Japan	0.8
Switzerland	0.8
South Africa	0.8
India	0.5
Singapore	0.4
Hong Kong	0.2
Malaysia	0.2
Norway	0.2
Thailand	0.2
Philippines	0.2
Poland	0.2
Turkey	0.2
Austria	0.1
Denmark	0.1
Israel	0.1
Canada	(2.7)
100.0%

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying fund(s). The table excludes short-term investments and any investment in the underlying fund(s) that are less than 3% of invested assets. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Belgium, Finland, France, Germany, Ireland, Italy, Netherlands and Spain.

2

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
30,079,666	GMO Alpha Only Fund, Class IV	313,129,321
2,185,080	GMO Alternative Asset Opportunity Fund, Class III	61,182,235
23,352,118	GMO Core Plus Bond Fund, Class IV	246,364,849
2,203,682	GMO Domestic Bond Fund, Class VI	22,014,787
1,086,810	GMO Emerging Countries Fund, Class III	19,127,865
980,125	GMO Emerging Country Debt Fund, Class IV	10,918,594
9,515,760	GMO Emerging Markets Fund, Class VI	193,740,881
9,492,308	GMO Inflation Indexed Plus Bond Fund, Class VI	245,281,236
2,492,570	GMO International Bond Fund, Class III	24,975,549
6,153,895	GMO International Growth Equity Fund, Class IV	192,309,216
5,604,613	GMO International Intrinsic Value Fund, Class IV	192,014,057
589,483	GMO International Small Companies Fund, Class III	7,881,388
372,789	GMO Short-Duration Investment Fund, Class III	3,396,104
8,255,443	GMO Strategic Fixed Income Fund, Class VI	209,358,036
26,984,745	GMO U.S. Core Equity Fund, Class VI	382,913,536
9,695,223	GMO U.S. Quality Equity Fund, Class IV	201,175,888
65,739	GMO U.S. Value Fund, Class III	670,533
	TOTAL MUTUAL FUNDS (COST $2,187,034,961)	2,326,454,075
	SHORT-TERM INVESTMENTS — 0.0%
10,828	Citigroup Global Markets Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $10,829 and an effective yield of 3.55%, collateralized by a U.S. Treasury Bond with a rate of 12.00%, maturity date of 08/15/13 and a market value, including accrued interest, of $11,045.	10,828
	TOTAL SHORT-TERM INVESTMENTS (COST $10,828)	10,828
	TOTAL INVESTMENTS — 100.0% (Cost $2,187,045,789)	2,326,464,903
	Other Assets and Liabilities (net) — 0.0%	(104,189)
	TOTAL NET ASSETS — 100.0%	$2,326,360,714

See accompanying notes to the financial statements.

3

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Notes to Schedule of Investments:

As of August 31, 2006, 27.1% of the Net Assets of the Fund, through investments in the underlying fund(s), were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

4

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $10,828) (Note 2)	$10,828
Investments in affiliated issuers, at value (cost $2,187,034,961) (Notes 2 and 8)	2,326,454,075
Receivable for investments sold	15,000
Receivable for Fund shares sold	31,000,000
Receivable for expenses reimbursed by Manager (Note 3)	12,710
Total assets	2,357,492,613
Liabilities:
Payable for investments purchased	18,345,052
Payable for Fund shares repurchased	12,744,235
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer fees	3,493
Accrued expenses	39,119
Total liabilities	31,131,899
Net assets	$2,326,360,714
Net assets consist of:
Paid-in capital	$2,142,831,621
Accumulated undistributed net investment income	6,121,031
Accumulated net realized gain	37,988,948
Net unrealized appreciation	139,419,114
$2,326,360,714
Net assets attributable to:
Class III shares	$2,326,360,714
Shares outstanding:
Class III	197,492,340
Net asset value per share:
Class III	$11.78

See accompanying notes to the financial statements.

5

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$8,765,436
Interest	46,993
Total investment income	8,812,429
Expenses:
Custodian, fund accounting agent and transfer agent fees	26,772
Audit and tax fees	12,512
Legal fees	18,584
Trustees fees and related expenses (Note 3)	14,791
Registration fees	4,784
Miscellaneous	14,260
Total expenses	91,703
Fees and expenses reimbursed by Manager (Note 3)	(71,484)
Net expenses	20,219
Net investment income (loss)	8,792,210
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(3,734,476)
Realized gains distributions from affiliated issuers (Note 8)	42,015,595
Net realized gain (loss)	38,281,119
Change in net unrealized appreciation (depreciation) on investments	4,023,373
Net realized and unrealized gain (loss)	42,304,492
Net increase (decrease) in net assets resulting from operations	$51,096,702

See accompanying notes to the financial statements.

6

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$8,792,210	$43,229,406
Net realized gain (loss)	38,281,119	86,083,499
Change in net unrealized appreciation (depreciation)	4,023,373	26,009,769
Net increase (decrease) in net assets from operations	51,096,702	155,322,674
Distributions to shareholders from:
Net investment income
Class III	(4,033,854)	(51,560,906)
Net realized gains
Class III	(42,538,826)	(52,999,421)
	(46,572,680)	(104,560,327)
Net share transactions (Note 7):
Class III	509,244,702	730,598,623
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	400,542	592,545
Total increase (decrease) in net assets resulting from net share transactions and net purchase premiums and redemption fees	509,645,244	731,191,168
Total increase (decrease) in net assets	514,169,266	781,953,515
Net assets:
Beginning of period	1,812,191,448	1,030,237,933
End of period (including accumulated undistributed net investment income of $6,121,031 and $1,362,675, respectively)	$2,326,360,714	$1,812,191,448

See accompanying notes to the financial statements.

7

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006		2005		2004		2003	2002
Net asset value, beginning of period	$11.76		$11.33		$10.74		$8.13		$8.64	$8.99
Income (loss) from investment operations:
Net investment income (loss)(a)	0.05	†	0.36	†	0.27	†	0.18		0.20	0.23
Net realized and unrealized gain (loss)	0.22		0.86		0.90		2.68		(0.28)	(0.20)
Total from investment operations	0.27		1.22		1.17		2.86		(0.08)	0.03
Less distributions to shareholders:
From net investment income	(0.02)		(0.37)		(0.32)		(0.23)		(0.43)	(0.38)
From net realized gains	(0.23)		(0.42)		(0.26)		(0.02)		—	—
Total distributions	(0.25)		(0.79)		(0.58)		(0.25)		(0.43)	(0.38)
Net asset value, end of period	$11.78		$11.76		$11.33		$10.74		$8.13	$8.64
Total Return(b)	2.39	%(c)**	11.05	%(c)	11.07	%(c)	35.53	%(c)	(1.06)%	0.49%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$2,326,361		$1,812,191		$1,030,238		$453,807		$304,145	$7,318
Net expenses to average daily net assets(d)(e)	0.00	%*	0.00%		0.00%		0.00%		0.00%	0.00%
Net investment income to average daily net assets(a)	0.86	%*	3.17%		2.53%		2.19%		4.01%	2.66%
Portfolio turnover rate	23	%**	16%		10%		59%		61%	25%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%		0.02%		0.03%		0.05%	0.31%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(f)	$0.01		$0.01		$0.01		—	—

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying fund(s) in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown.

(c)  Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying fund(s) (See Note 3).

(e)  Net expenses to average daily net assets were less than 0.01%.

(f)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

8

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Global Balanced Asset Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than the GMO Global Balanced Index. The Fund is a fund of funds and invests in shares of other GMO Funds, which may include the GMO U.S. Equity Funds, the GMO International Equity Funds (including one or more of the GMO Emerging Markets Funds), the GMO Fixed Income Funds, GMO Alpha Only Fund, and GMO Alternative Asset Opportunity Fund. The GMO Global Balanced Index is a composite index computed by GMO consisting of: (i) the S&P 500 Index; (ii) the MSCI ACWI (All Country World Index) ex-U.S. Index; and (iii) the Lehman Brothers U.S. Aggregate Index in the following proportions: 48.75% (S&P 500), 16.25% (MSCI ACWI (All Country World Index) ex-U.S. Index), and 35% (Lehman Brothers U.S. Aggregate Index).

The financial statements of the series of the Trust in which the Fund invests ("underlying fund(s)") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect).

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Shares of the underlying fund(s) and other mutual funds are valued at their net asset value.

Investments held by the underlying fund(s) are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases

9

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

where market prices are not readily available or the Manager believes established valuation methodologies or procedures are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and, at its discretion, may override a price supplied by a source (by taking a price supplied by another source).

Certain securities held by the Fund or the underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of August 31, 2006, the total value of these securities represented 12.5% of net assets.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

10

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2006, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $1,276 and $1,276 expiring in 2008 and 2010, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,187,484,391	$141,165,518	$(2,185,006)	$138,980,512

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Income dividends and capital gain distributions from the underlying fund(s) are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

11

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s). Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of the underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Purchases and redemptions of Fund shares

As of the date of this report, the premium on cash purchases and fee on redemptions of Fund shares were each 0.09% of the amount invested or redeemed. The redemption fee is only applicable to shares acquired on or after June 30, 2003. The Fund's purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemption fees, if any, of the underlying fund(s) in which the Fund was invested. The level of purchase premium and redemption fee for the Fund may be adjusted to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2006 and the year ended February 28, 2006, the Fund received $391,540 and $562,037 in purchase premiums and $9,002 and $30,508 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of estimated costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. There is no premium for reinvested distributions.

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying fund(s), some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risks associated with an investment in the underlying fund(s) may be more pronounced to the extent that the underlying fund(s) engage in derivative transactions.

12

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

3.  Fees and other transactions with affiliates

The Manager determines the allocation of the assets of the Fund among designated underlying fund(s). The Manager does not directly charge a management fee or shareholder service fee, but receives management and shareholder service fees from the underlying fund(s) in which the Fund invests.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 (excluding expenses indirectly incurred by investment in the underlying Funds, fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, transfer taxes and expenses indirectly incurred in the underlying fund(s)).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s). For the six months ended August 31, 2006, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.425%	0.091%	0.017%	0.533%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $10,007 and $5,428, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $980,639,755 and $466,759,782, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The

13

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholder and related parties

As of August 31, 2006, 20.4% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

As of August 31, 2006, 0.2% of the Fund's shares were held by thirteen related parties comprised of certain GMO employee accounts.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	42,464,345	$499,501,662	59,476,732	$689,148,423
Shares issued to shareholders in reinvestment of distributions	3,875,040	44,485,450	8,489,047	96,761,248
Shares repurchased	(2,964,037)	(34,742,410)	(4,818,243)	(55,311,048)
Purchase premium and redemption fees	—	400,542	—	592,545
Net increase (decrease)	43,375,348	$509,645,244	63,147,536	$731,191,168

14

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of these affiliated issuers during the six months ended August 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Alpha Only Fund, Class III	$239,791,023	$4,000,000	$244,652,838	$—	$—	$—
GMO Alpha Only Fund, Class IV	—	383,069,208	70,250,000	1,187,203	—	313,129,321
GMO Alternative Asset Opportunity Fund, Class III	54,401,971	4,000,000	—	—	—	61,182,235
GMO Core Plus Bond Fund, Class IV	286,341,943	58,712,294	103,576,295	—	—	246,364,849
GMO Currency Hedged International Bond Fund, Class III	60,721,936	—	59,962,201	—	—	—
GMO Currency Hedged International Equity Fund, Class III	69,497,027	13,766,491	74,791,573	895,812	12,070,699	—
GMO Domestic Bond Fund, Class VI	60,995,048	1,057,529	40,050,000	57,529	—	22,014,787
GMO Emerging Countries Fund, Class III	18,879,661	1,773,901	—	74,732	1,699,169	19,127,865
GMO Emerging Country Debt Fund, Class IV	10,551,044	496,017	—	112,208	280,992	10,918,594
GMO Emerging Markets Fund, Class VI	174,293,709	36,741,272	600,000	980,040	16,760,338	193,740,881
GMO Inflation Indexed Bond Fund, Class III	39,248,409	69,648,713	107,725,392	632,284	—	—
GMO Inflation Indexed Plus Bond Fund, Class VI	—	238,216,062	100,000	—	—	245,281,236
GMO International Bond Fund, Class III	23,479,744	1,000,000	597,226	—	—	24,975,549
GMO International Growth Equity Fund, Class III	147,420,878	28,933,783	154,370,848	—	4,964,556	—
GMO International Growth Equity Fund, Class IV	—	163,840,719	260,000	—	—	192,309,216
GMO International Intrinsic Value Fund, Class IV	146,232,252	38,494,678	504,999	340,832	4,970,036	192,014,057

15

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO International Small Companies Fund, Class III	$7,727,372	$1,184,753	$281,095	$31,797	$1,071,009	$7,881,388
GMO Short-Duration Investment Fund, Class III	3,264,489	23,816	—	15,229	—	3,396,104
GMO Strategic Fixed Income Fund, Class VI	—	206,836,093	99,202	—	—	209,358,036
GMO U.S. Core Equity Fund, Class VI	315,495,777	79,880,255	6,850,057	2,826,317	—	382,913,536
GMO U.S. Quality Equity Fund, Class IV	153,278,225	46,867,603	—	1,608,010	193,727	201,175,888
GMO U.S. Value Fund, Class III	665,029	8,512	—	3,443	5,069	670,533
Totals	$1,812,285,537	$1,378,551,699	$864,671,726	$8,765,436	$42,015,595	$2,326,454,075

16

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO Global Balanced Asset Allocation Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears advisory fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered the

17

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust, the Trust, and the investment divisions of the Manager responsible for the management of those funds; information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives to those of the other funds of the Trust.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

18

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

19

GMO Global Balanced Asset Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.53%	$1,000.00	$1,023.90	$2.70
2) Hypothetical	0.53%	$1,000.00	$1,022.53	$2.70

*  Expenses are calculated using the Class's annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

20

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	89.2%
Short-Term Investments	5.7
Cash and Cash Equivalents	4.4
Debt Obligations	4.0
Preferred Stocks	2.1
Investment Funds	0.1
Private Equity Securities	0.1
Call Options Purchased	0.0
Convertible Securities	0.0
Loan Assignments	0.0
Loan Participations	0.0
Mutual Funds	0.0
Promissory Notes	0.0
Put Options Purchased	0.0
Rights and Warrants	0.0
Forward Currency Contracts	0.0
Written Options	0.0
Reverse Repurchase Agreements	(0.1)
Swaps	(1.5)
Futures	(2.6)
Other	(1.4)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying fund(s)").

1

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2006 (Unaudited)

Country Summary**	% of Investments
United States	53.1%
Euro Region***	11.1
Japan	9.1
United Kingdom	6.5
Korea	3.1
Taiwan	2.5
Brazil	2.2
Australia	1.8
Russia	1.5
Sweden	1.5
Switzerland	1.4
China	1.3
Mexico	1.1
South Africa	1.0
Singapore	0.5
India	0.4
Hong Kong	0.3
Malaysia	0.3
Norway	0.3
Austria	0.2
Israel	0.2
Thailand	0.2
Denmark	0.1
Indonesia	0.1
Philippines	0.1
Poland	0.1
Turkey	0.1
Canada	(0.1)
100.0%

**  The table above incorporates aggregate indirect country exposure associated with investments in underlying fund(s). The table excludes short-term investment(s) and any investment in underlying fund(s) that is less than 3% of invested assets. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Belgium, Finland, France, Germany, Ireland, Italy, Netherlands and Spain.

2

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	AFFILIATED ISSUERS — 100.0%
	Mutual Funds — 100.0%
1,420,325	GMO Alpha Only Fund, Class IV	14,785,580
1,707,442	GMO Currency Hedged International Equity Fund, Class III	13,420,495
329,753	GMO Emerging Countries Fund, Class III	5,803,648
141,983	GMO Emerging Country Debt Fund, Class IV	1,581,687
1,832,554	GMO Emerging Markets Fund, Class VI	37,310,804
159,489	GMO Inflation Indexed Plus Bond Fund, Class VI	4,121,203
1,386,342	GMO International Growth Equity Fund, Class IV	43,323,188
1,265,455	GMO International Intrinsic Value Fund, Class IV	43,354,482
91,454	GMO International Small Companies Fund, Class III	1,222,734
14,465	GMO Short-Duration Investment Fund, Class III	131,771
302,873	GMO Strategic Fixed Income Fund, Class VI	7,680,854
8,678,494	GMO U.S. Core Equity Fund, Class VI	123,147,828
2,412	GMO U.S. Growth Fund, Class III	40,591
1,402,063	GMO U.S. Quality Equity Fund, Class IV	29,092,816
42,125	GMO U.S. Value Fund, Class III	429,675
		325,447,356
	Private Investment Fund — 0.0%
175	GMO SPV I, LLC (a)	407
	TOTAL AFFILIATED ISSUERS (COST $279,853,701)	325,447,763

See accompanying notes to the financial statements.

3

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)
Schedule of Investments — (Continued)
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.0%
16,444	Citigroup Global Markets Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $16,445 and an effective yield of 3.55%, collateralized by a U.S. Treasury Bond with a rate of 12.00%, maturity date of 08/15/13, and a market value, including accrued interest, of $16,773.	16,444
	TOTAL SHORT-TERM INVESTMENTS (COST $16,444)	16,444
	TOTAL INVESTMENTS — 100.0% (Cost $279,870,145)	325,464,207
	Other Assets and Liabilities (net) — 0.0%	(10,601)
	TOTAL NET ASSETS — 100.0%	$325,453,606

Notes to Schedule of Investments:

(a)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

As of August 31, 2006, 38.4% of the Net Assets of the Fund, through investments in the underlying fund(s), were valued using fair value prices based on modeling tools by a third party vendor.

See accompanying notes to the financial statements.

4

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $16,444) (Note 2)	$16,444
Investments in affiliated issuers, at value (cost $279,853,701) (Notes 2 and 8)	325,447,763
Receivable for investments sold	10,000
Receivable for expenses reimbursed by Manager (Note 3)	6,665
Total assets	325,480,872
Liabilities:
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer fees	569
Accrued expenses	26,697
Total liabilities	27,266
Net assets	$325,453,606
Net assets consist of:
Paid-in capital	$262,712,255
Accumulated undistributed net investment income	1,798,314
Accumulated net realized gain	15,348,975
Net unrealized appreciation	45,594,062
$325,453,606
Net assets attributable to:
Class III shares	$325,453,606
Shares outstanding:
Class III	27,991,101
Net asset value per share:
Class III	$11.63

See accompanying notes to the financial statements.

5

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$1,801,166
Interest	2,167
Total investment income	1,803,333
Expenses:
Custodian, fund accounting agent and transfer agent fees	18,124
Audit and tax fees	12,144
Legal fees	3,312
Trustees fees and related expenses (Note 3)	2,441
Registration fees	2,944
Miscellaneous	2,391
Total expenses	41,356
Fees and expenses reimbursed by Manager (Note 3)	(37,996)
Net expenses	3,360
Net investment income (loss)	1,799,973
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	6,837,880
Realized gains distributions from affiliated issuers (Note 8)	8,698,264
Net realized gain (loss)	15,536,144
Change in net unrealized appreciation (depreciation) on investments	(10,246,198)
Net realized and unrealized gain (loss)	5,289,946
Net increase (decrease) in net assets resulting from operations	$7,089,919

See accompanying notes to the financial statements.

6

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,799,973	$6,237,589
Net realized gain (loss)	15,536,144	33,832,909
Change in net unrealized appreciation (depreciation)	(10,246,198)	(94,267)
Net increase (decrease) in net assets from operations	7,089,919	39,976,231
Distributions to shareholders from:
Net investment income
Class III	(53,382)	(8,578,882)
Net realized gains
Class III	(13,425,453)	(23,838,281)
	(13,478,835)	(32,417,163)
Net share transactions (Note 7):
Class III	5,793,049	(17,370,663)
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	17,906	23,772
Total increase (decrease) in net assets resulting from net share transactions and net purchase premiums and redemption fees	5,810,955	(17,346,891)
Total increase (decrease) in net assets	(577,961)	(9,787,823)
Net assets:
Beginning of period	326,031,567	335,819,390
End of period (including accumulated undistributed net investment income of $1,798,314 and $51,723, respectively)	$325,453,606	$326,031,567

See accompanying notes to the financial statements.

7

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006		2005		2004		2003	2002
Net asset value, beginning of period	$11.89		$11.63		$10.86		$7.51		$8.66	$8.92
Income (loss) from investment operations:
Net investment income (loss)(a)	0.07	†	0.23	†	0.23	†	0.14		0.15	0.23
Net realized and unrealized gain (loss)	0.17		1.32		1.23		3.55		(1.07)	(0.14)
Total from investment operations	0.24		1.55		1.46		3.69		(0.92)	0.09
Less distributions to shareholders:
From net investment income	(0.00	)(b)	(0.34)		(0.27)		(0.21)		(0.23)	(0.13)
From net realized gains	(0.50)		(0.95)		(0.42)		(0.13)		—	(0.22)
Total distributions	(0.50)		(1.29)		(0.69)		(0.34)		(0.23)	(0.35)
Net asset value, end of period	$11.63		$11.89		$11.63		$10.86		$7.51	$8.66
Total Return(c)	2.19	%(d)**	13.91	%(d)	13.70	%(d)	49.63	%(d)	(10.84)%	1.12%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$325,454		$326,032		$335,819		$222,856		$79,736	$40,124
Net expenses to average daily net assets(e)(f)	0.00	%*	0.00%		0.00%		0.00%		0.00%	0.00%
Net investment income to average daily net assets(a)	1.14	%*	1.99%		2.11%		1.99%		3.06%	2.73%
Portfolio turnover rate	11	%**	20%		17%		73%		30%	13%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.02%		0.04%		0.05%		0.07%	0.07%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(g)	$0.00	(g)	$0.00	(g)	$0.01		—	—

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying fund(s) in which the Fund invests.

(b)  The distribution from net investment income was less than $0.01 per share.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown.

(d)  Calculations exclude purchase premiums and redemption fees which are borne by the shareholders.

(e)  Net expenses exclude expenses incurred indirectly through investment in the underlying fund(s) (See Note 3).

(f)  Net expenses to average daily net assets were less than 0.01%.

(g)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

8

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Global (U.S.+) Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than the GMO Global Equity Index. The GMO Global Equity Index is a composite index computed by GMO consisting of: (i) the S&P 500 Index and (ii) the MSCI ACWI (All Country World Index) ex-U.S. Index in the following proportions: 75% (S&P 500) and 25% (MSCI ACWI (All Country World Index) ex-U.S. Index).The Fund is a fund of funds and invests primarily in shares of the GMO International Equity Funds (which may include one or more of the GMO Emerging Markets Funds) and the GMO U.S. Equity Funds. The Fund may also invest in shares of other GMO Funds, including the GMO Fixed Income Funds, GMO Alpha Only Fund, and GMO Alternative Asset Opportunity Fund.

The financial statements of the series of the Trust in which the Fund invests ("underlying fund(s)") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect).

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Shares of the underlying fund(s) and other mutual funds are valued at their net asset value.

Investments held by the underlying fund(s) are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally

9

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies or procedures are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and, at its discretion, may override a price supplied by a source (by taking a price supplied by another source).

Certain securities held by the Fund or the underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of August 31, 2006, the total value of these securities represented 0.6% of net assets.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

10

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$279,960,994	$45,737,174	$(233,961)	$45,503,213

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Income dividends and capital gain distributions from the underlying fund(s) are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s). Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of the underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

11

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Purchase and redemption of Fund shares

As of the date of this report, the premium on cash purchases and fee on redemptions of Fund shares were each 0.10% of the amount invested or redeemed. The redemption fee is only applicable to shares acquired on or after June 30, 2003. The Fund's purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemption fees, if any, of the underlying fund(s) in which the Fund was invested. The level of purchase premium and redemption fee for the Fund may be adjusted to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2006 and the year ended February 28, 2006, the Fund received $17,386 and $10,757 in purchase premiums and $520 and $13,015 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of estimated costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. There is no premium for reinvested distributions.

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying fund(s), some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risks associated with an investment in the underlying fund(s) may be more pronounced to the extent that the underlying fund(s) engage in derivative transactions.

3.  Fees and other transactions with affiliates

The Manager determines the allocation of the assets of the Fund among designated underlying fund(s). The Manager does not directly charge an advisory fee or shareholder service fee, but receives management and shareholder service fees from the underlying fund(s) in which the Fund invests.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 (excluding expenses indirectly incurred by investment in the underlying Funds, fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the

12

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, transfer taxes and expenses indirectly incurred in the underlying fund(s)).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s). For the six months ended August 31, 2006, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.478%	0.084%	0.005%	0.567%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $1,612 and $920, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

For the six months ended August 31, 2006, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$—
Investments (non-U.S. Government securities)	38,383,327	35,567,14

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

13

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

6.  Principal shareholders and related parties

As of August 31, 2006, 36.0% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2006, less than 0.1% of the Fund's shares were held by two related parties comprised of certain GMO employee accounts.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	1,465,481	$17,397,371	820,653	$9,603,497
Shares issued to shareholders in reinvestment of distributions	1,104,136	12,465,701	2,486,440	28,419,617
Shares repurchased	(1,999,379)	(24,070,023)	(4,753,170)	(55,393,777)
Purchase premiums and redemption fees	—	17,906	—	23,772
Net increase (decrease)	570,238	$5,810,955	(1,446,077)	$(17,346,891)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of these affiliated issuers during the six months ended August 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Alpha Only Fund, Class III	$21,422,854	$—	$21,413,079	$—	$—	$—
GMO Alpha Only Fund, Class IV	—	23,098,470	8,352,500	59,411	—	14,785,580
GMO Currency Hedged International Equity Fund, Class III	13,917,020	2,713,979	1,559,059	163,319	2,200,660	13,420,495

14

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Emerging Countries Fund, Class III	6,223,371	538,225	491,880	22,675	515,551	5,803,648
GMO Emerging Country Debt Fund, Class IV	1,647,525	56,960	103,001	16,255	40,705	1,581,687
GMO Emerging Markets Fund, Class VI	38,450,725	4,633,528	2,422,494	195,204	3,338,324	37,310,804
GMO Inflation Indexed Bond Fund, Class III	2,698,811	1,020,472	3,656,067	20,472	—	—
GMO Inflation Indexed Plus Bond Fund, Class VI	—	3,987,831	—	—	—	4,121,203
GMO International Growth Equity Fund, Class III	42,494,690	2,402,664	37,027,669	—	1,202,664	—
GMO International Growth Equity Fund, Class IV	—	33,548,487	—	—	—	43,323,188
GMO International Intrinsic Value Fund, Class IV	43,151,981	2,485,763	4,503,390	82,195	1,198,568	43,354,482
GMO International Small Companies Fund, Class III	1,247,841	171,092	82,158	4,933	166,158	1,222,734
GMO Short-Duration Investment Fund, Class III	135,556	591	8,578	591	—	131,771
GMO SPV I, LLC	740	—	—	—	3,410	407	*
GMO Strategic Fixed Income Fund, Class VI	—	7,572,277	—	—	—	7,680,854
GMO U.S. Core Equity Fund, Class VI	126,071,991	8,323,848	9,079,416	982,958	—	123,147,828
GMO U.S. Growth Fund, Class III	45,689	934	2,924	181	753	40,591
GMO U.S. Quality Equity Fund, Class IV	28,076,814	2,784,318	1,797,277	250,766	28,223	29,092,816
GMO U.S. Value Fund, Class III	454,865	5,454	29,221	2,206	3,248	429,675
Totals	$326,040,473	$93,344,893	$90,528,713	$1,801,166	$8,698,264	$325,447,763

*  After effect of return of capital distributions of $170, $249 and $153 on March 7, 2006, May 24, 2006 and June 15, 2006, respectively.

15

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO Global (U.S.+) Equity Allocation Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears advisory fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered the

16

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust, the Trust, and the investment divisions of the Manager responsible for the management of those funds; information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives to those of the other funds of the Trust.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

17

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

18

GMO Global (U.S.+) Equity Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1	) Actual	0.57%	$1,000.00	$1,021.90	$2.90
2	) Hypothetical	0.57%	$1,000.00	$1,022.33	$2.91

*  Expenses are calculated using the Class's annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

19

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	53.3%
Debt Obligations	34.7
Cash and Cash Equivalents	23.2
Preferred Stocks	4.1
Short-Term Investments	4.0
Mutual Funds	1.5
Loan Assignments	0.2
Loan Participations	0.2
Private Equity Securities	0.2
Call Options Purchased	0.1
Investment Funds	0.1
Rights and Warrants	0.1
Forward Currency Contracts	0.1
Convertible Securities	0.0
Promissory Notes	0.0
Put Options Purchased	0.0
Written Options	0.0
Reverse Repurchase Agreements	(0.5)
Swaps	(7.9)
Futures	(13.3)
Other	(0.1)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying fund(s)").

1

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2006 (Unaudited)

Country/Region Summary**	% of Investments
United States	49.6%
Sweden	7.9
Australia	7.8
Korea	7.8
Taiwan	6.2
Brazil	5.8
Russia	3.7
China	3.2
Euro Region***	3.0
Mexico	2.7
South Africa	2.4
India	1.2
Malaysia	0.7
Thailand	0.6
Israel	0.5
United Kingdom	0.5
Philippines	0.5
Switzerland	0.4
Poland	0.4
Turkey	0.4
Argentina	0.2
Colombia	0.2
Indonesia	0.2
Venezuela	0.2
Austria	0.1
Norway	0.1
Singapore	0.1
Ukraine	0.1
Uruguay	0.1
Canada	(3.0)
Japan	(3.6)
100.0%

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying fund(s). The table excludes short-term investment(s) and any investment in the underlying fund(s) that is less than 3% of invested assets. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Belgium, Finland, France, Germany, Ireland, Italy, Netherlands and Spain

2

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
28,210,879	GMO Alpha Only Fund, Class IV	293,675,253
2,398,943	GMO Alternative Asset Opportunity Fund, Class III	67,170,407
2,266,647	GMO Emerging Country Debt Fund, Class IV	25,250,452
15,062,977	GMO Emerging Markets Fund, Class VI	306,682,204
6,146,783	GMO Inflation Indexed Plus Bond Fund, Class VI	158,832,875
1,149,045	GMO International Growth Equity Fund, Class IV	35,907,659
1,032,471	GMO International Intrinsic Value Fund, Class IV	35,372,455
1,708,541	GMO International Small Companies Fund, Class III	22,843,198
8,238,170	GMO Strategic Fixed Income Fund, Class VI	208,919,979
3,535,716	GMO U.S. Quality Equity Fund, Class IV	73,366,097
	TOTAL MUTUAL FUNDS (COST $1,135,679,555)	1,228,020,579
	SHORT-TERM INVESTMENTS — 0.0%
19,683	Citigroup Global Markets Repurchase Agreement, dated 08/31/06, due 09/01/2006, with a maturity value of $19,685 and an effective yield of 3.55%, collateralized by a U.S. Treasury Bond with a rate of 12.00%, maturity date of 08/15/2013 and a market value, including accrued interest, of $20,077.	19,683
	TOTAL SHORT-TERM INVESTMENTS (COST $19,683)	19,683
	TOTAL INVESTMENTS — 100.0% (Cost $1,135,699,238)	1,228,040,262
	Other Assets and Liabilities (net) — 0.0%	(38,113)
	TOTAL NET ASSETS — 100.0%	$1,228,002,149

Notes to Schedule of Investments:

As of August 31, 2006, 32.7% of the Net Assets of the Fund, through investments in the underlying fund(s), were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

3

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments in affiliated issuers, at value (cost $1,135,679,555) (Notes 2 and 8)	$1,228,020,579
Investments in unaffiliated issuers, at value (cost $19,683) (Note 2)	19,683
Receivable for investments sold	26,345
Receivable for expenses reimbursed by Manager (Note 3)	9,579
Total assets	1,228,076,186
Liabilities:
Payable for Fund shares repurchased	26,470
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer fees	2,380
Accrued expenses	45,187
Total liabilities	74,037
Net assets	$1,228,002,149
Net assets consist of:
Paid-in capital	$1,098,359,047
Accumulated undistributed net investment income	2,619,247
Accumulated net realized gain	34,682,831
Net unrealized appreciation	92,341,024
$1,228,002,149
Net assets attributable to:
Class III shares	$1,228,002,149
Shares outstanding:
Class III	45,883,611
Net asset value per share:
Class III	$26.76

See accompanying notes to the financial statements.

4

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$5,739,389
Interest	1,319
Total investment income	5,740,708
Expenses:
Custodian, fund accounting agent and transfer agent fees	24,748
Audit and tax fees	12,328
Legal fees	11,960
Chief Compliance Officer (Note 3)	3,496
Trustees fees and related expenses (Note 3)	10,206
Registration fees	1,288
Miscellaneous	5,612
Total expenses	69,638
Fees and expenses reimbursed by Manager (Note 3)	(55,936)
Net expenses	13,702
Net investment income (loss)	5,727,006
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(11,493,098)
Realized gains distributions from affiliated issuers (Note 8)	46,882,710
Net realized gain (loss)	35,389,612
Change in net unrealized appreciation (depreciation) on investments	(16,972,924)
Net realized and unrealized gain (loss)	18,416,688
Net increase (decrease) in net assets resulting from operations	$24,143,694

See accompanying notes to the financial statements.

5

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$5,727,006	$51,944,865
Net realized gain (loss)	35,389,612	101,378,224
Change in net unrealized appreciation (depreciation)	(16,972,924)	21,287,396
Net increase (decrease) in net assets from operations	24,143,694	174,610,485
Distributions to shareholders from:
Net investment income
Class III	(3,177,300)	(61,779,932)
Net realized gains
Class III	(63,023,707)	(57,743,585)
	(66,201,007)	(119,523,517)
Net share transactions (Note 7):
Class III	62,430,032	84,329,738
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	4,709	109,413
Total increase (decrease) in net assets resulting from net share transactions and net purchase premiums and redemption fees	62,434,741	84,439,151
Total increase (decrease) in net assets	20,377,428	139,526,119
Net assets:
Beginning of period	1,207,624,721	1,068,098,602
End of period (including accumulated undistributed net investment income of $2,619,247 and $69,541, respectively)	$1,228,002,149	$1,207,624,721

See accompanying notes to the financial statements.

6

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004(a)
Net asset value, beginning of period	$27.76		$26.50	$24.28	$20.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.13	†	1.26 †	0.98 †	0.61
Net realized and unrealized gain (loss)	0.39		2.93	3.00	4.53
Total from investment operations	0.52		4.19	3.98	5.14
Less distributions to shareholders:
From net investment income	(0.07)		(1.51)	(0.99)	(0.75)
From net realized gains	(1.45)		(1.42)	(0.77)	(0.11)
Total distributions	(1.52)		(2.93)	(1.76)	(0.86)
Net asset value, end of period	$26.76		$27.76	$26.50	$24.28
Total Return(c)	2.00	%**	16.50%	16.74%	25.92	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,228,002		$1,207,625	$1,068,099	$287,490
Net expenses to average daily net assets(d)(e)	0.00	%*	0.00%	0.00%	0.00	%*
Net investment income to average daily net assets(b)	0.94	%*	4.64%	3.92%	5.05	%*
Portfolio turnover rate	44	%**	47%	50%	24	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.01	%*	0.01%	0.02%	0.07	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(f)	$0.00 (f)	$0.07	$0.13

(a)  Period from July 23, 2003 (commencement of operations) through February 29, 2004.

(b)  Net investment income is affected by the timing of the declaration of dividends by the underlying fund(s) in which the Fund invests.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholders.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying fund(s) (See Note 3).

(e)  Net expenses to average daily net assets were less than 0.01%.

(f)  Purchase premiums and redemptions fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

7

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Benchmark-Free Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks positive total return. The Fund does not seek to control risk relative to a particular securities market index or benchmark. In addition, the Fund does not seek to outperform a particular securities market index or blend of market indices. The Fund is a fund of funds and invests in shares of other GMO Funds, which may include the GMO International Equity Funds (including one or more of the GMO Emerging Markets Funds), the GMO U.S. Equity Funds, the GMO Fixed Income Funds, GMO Alpha Only Fund, and GMO Alternative Asset Opportunity Fund. The Fund is not restricted in its exposure to any particular asset class, and at times may be substantially invested in the underlying fund(s) that primarily invest in a single asset class. In addition, the Fund is not restricted in its exposure to any particular market.

The financial statements of the series of the Trust in which the Fund invests ("underlying fund(s)") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect).

The Fund currently limits subscriptions due to capacity considerations.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Shares of the underlying fund(s) and other mutual funds are valued at their net asset value.

Investments held by the underlying fund(s) are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent

8

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies or procedures are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and, at its discretion, may override a price supplied by a source (by taking a price supplied by another source).

Certain securities held by the Fund or the underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of August 31, 2006, the total value of these securities represented 6.4% of net assets.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving

9

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,136,171,556	$94,794,993	$(2,926,287)	$91,868,706

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Income dividends and capital gain distributions from the underlying fund(s) are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and

10

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

expenses indirectly as a shareholder in the underlying fund(s). Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of the underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Purchase and redemption of Fund shares

As of the date of this report, the premium on cash purchases and fee on redemptions of Fund shares were 0.24% and 0.24%, of the amount invested or redeemed, respectively. The Fund's purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemptions fees, if any, of the underlying fund(s) in which the Fund was invested. The level of purchase premium and redemption fee for the Fund may be adjusted to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee in the amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2006 and for the year ended February 28, 2006, the Fund received $2,496 and $23,654 in purchase premiums and $2,213 and $85,759 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of estimated costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. There is no premium for reinvested distributions.

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying fund(s), some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risks associated with an investment in the underlying fund(s) may be more pronounced to the extent that the underlying fund(s) engage in derivative transactions.

11

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

3.  Fees and other transactions with affiliates

The Manager determines the allocation of the assets of the Fund among designated underlying fund(s). The Manager does not directly charge a management or shareholder service fee, but receives management and shareholder service fees from the underlying fund(s) in which the Fund invests.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 (excluding expenses indirectly incurred by investment in the underlying Funds, fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, transfer taxes and expenses indirectly incurred in the underlying fund(s)).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s). For the six months ended August 31, 2006, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.536%	0.093%	0.034%	0.663%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $6,894 and $3,496, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $575,948,717 and $527,121,512, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The

12

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholder and related parties

As of August 31, 2006, 13.7% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

As of August 31, 2006, 1.8% of the Fund's shares were held by twenty related parties comprised of certain GMO employee accounts, and 97.4% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	36,412	$1,008,469	302,694	$8,228,184
Shares issued to shareholders in reinvestment of distributions	2,383,074	62,388,881	4,145,312	110,385,444
Shares repurchased	(36,604)	(967,318)	(1,246,919)	(34,283,890)
Purchase premiums and redemption fees	—	4,709	—	109,413
Net increase (decrease)	2,382,882	$62,434,741	3,201,087	$84,439,151

13

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of these affiliated issuers during the six months ended August 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gains Distributions	Value, end of period
GMO Alpha Only Fund, Class III	$298,647,908	$—	$300,151,569	$—	$—	$—
GMO Alpha Only Fund, Class IV	—	344,045,851	50,000,000	1,179,639	—	293,675,253
GMO Alternative Asset Opportunity Fund, Class III	63,883,855	—	—	—	—	67,170,407
GMO Core Plus Bond Fund, Class IV	42,247,589	10,005,000	51,902,781	—	—	—
GMO Currency Hedged International Bond Fund, Class III	187,264,495	—	184,063,805	—	—	—
GMO Currency Hedged International Equity Fund, Class III	77,687,695	14,626,073	82,772,684	1,010,467	13,615,607	—
GMO Emerging Country Debt Fund, Class IV	24,640,997	909,318	—	259,494	649,824	25,250,452
GMO Emerging Markets Fund, Class VI	305,265,395	29,044,405	—	1,604,513	27,439,892	306,682,204
GMO Inflation Indexed Bond Fund, Class III	53,126,931	101,788,390	153,669,578	901,949	—	—
GMO Inflation Indexed Plus Bond Fund, Class VI	—	153,669,578	—	—	—	158,832,875
GMO International Growth Equity Fund, Class III	33,771,273	1,008,620	30,924,216	—	1,008,620	—
GMO International Growth Equity Fund, Class IV	—	30,924,216	405,756	—	—	35,907,659
GMO International Intrinsic Value Fund, Class IV	34,736,907	1,049,936	2,211,414	67,381	982,555	35,372,455
GMO International Small Companies Fund, Class III	23,900,156	3,204,822	2,095,494	92,404	3,112,417	22,843,198
GMO Strategic Fixed Income Fund, Class VI	—	205,954,587	—	—	—	208,919,979
GMO U.S. Quality Equity Fund, Class IV	62,486,196	10,793,706	—	623,542	73,795	73,366,097
Totals	$1,207,659,397	$907,024,502	$858,197,297	$5,739,389	$46,882,710	$1,228,020,579

14

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO Benchmark-Free Allocation Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to a comparative index, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears advisory fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered the

15

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust, the Trust, and the investment divisions of the Manager responsible for the management of those funds; information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives to those of the other funds of the Trust.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

16

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

17

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.66%	$1,000.00	$1,020.00	$3.36
2) Hypothetical	0.66%	$1,000.00	$1,021.88	$3.36

*  Expenses are calculated using the Class's annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

18

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	94.9%
Short-Term Investments	6.1
Preferred Stocks	0.8
Mutual Funds	0.0
Rights and Warrants	0.0
Futures	(0.1)
Forward Currency Contracts	(0.1)
Other	(1.6)
100.0

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying fund(s)").

1

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2006 (Unaudited)

Country Summary**	% of Investments
United States	34.0%
Euro Region***	20.3
Japan	17.3
United Kingdom	12.3
Switzerland	2.4
Australia	2.0
Korea	1.4
Sweden	1.4
Taiwan	1.1
Russia	0.9
Singapore	0.9
Brazil	0.7
China	0.7
Hong Kong	0.7
Norway	0.6
South Africa	0.6
India	0.5
Austria	0.4
Mexico	0.4
Canada	0.3
Denmark	0.2
Israel	0.2
Malaysia	0.2
Chile	0.1
Indonesia	0.1
Poland	0.1
Thailand	0.1
Turkey	0.1
100.0%

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying fund(s). The table excludes short-term investments and any investment in the underlying fund(s) that are less than 3% of invested assets. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Belgium, Finland, France, Germany, Ireland, Italy, Netherlands and Spain.

2

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
6,479,317	GMO Currency Hedged International Equity Fund, Class III	50,927,431
5,148,819	GMO Emerging Markets Quality Fund, Class VI	53,650,691
5,782,375	GMO International Growth Equity Fund, Class IV	180,699,227
5,276,305	GMO International Intrinsic Value Fund, Class IV	180,766,198
54,322	GMO International Small Companies Fund, Class III	726,290
12,480,459	GMO U.S. Core Equity Fund, Class VI	177,097,710
3,082,074	GMO U.S. Quality Equity Fund, Class IV	63,953,034
	TOTAL MUTUAL FUNDS (COST $683,475,607)	707,820,581
	SHORT-TERM INVESTMENTS — 0.1%
515,063	Citigroup Global Markets Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $515,114 and an effective yield of 3.55%, collateralized by a U.S. Treasury Bond with a rate of 12.00%, maturity date of 08/15/13, and a market value, including accrued interest, of $525,365.	515,063
	TOTAL SHORT-TERM INVESTMENTS (COST $515,063)	515,063
	TOTAL INVESTMENTS — 100.1% (Cost $683,990,670)	708,335,644
	Other Assets and Liabilities (net) — (0.1%)	(490,034)
	TOTAL NET ASSETS — 100.0%	$707,845,610

Notes to Schedule of Investments:

As of August 31, 2006, 57.9% of the Net Assets of the Fund, through investments in the underlying fund(s), were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

3

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $515,063) (Note 2)	$515,063
Investments in affiliated issuers, at value (cost $683,475,607) (Notes 2 and 8)	707,820,581
Interest receivable	98
Receivable for expenses reimbursed by Manager (Note 3)	10,354
Total assets	708,346,096
Liabilities:
Payable for investments purchased	490,000
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer fees	752
Accrued expenses	9,734
Total liabilities	500,486
Net assets	$707,845,610
Net assets consist of:
Paid-in capital	$665,319,588
Accumulated undistributed net investment income	2,256,680
Accumulated net realized gain	15,924,368
Net unrealized appreciation	24,344,974
$707,845,610
Net assets attributable to:
Class III shares	$707,845,610
Shares outstanding:
Class III	30,272,579
Net asset value per share:
Class III	$23.38

See accompanying notes to the financial statements.

4

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$2,233,677
Interest	28,711
Total investment income	2,262,388
Expenses:
Custodian, fund accounting agent and transfer agent fees	17,848
Audit and tax fees	12,144
Legal fees	3,864
Trustees fees and related expenses (Note 3)	3,554
Registration fees	10,120
Miscellaneous	2,851
Total expenses	50,381
Fees and expenses reimbursed by Manager (Note 3)	(45,724)
Net expenses	4,657
Net investment income (loss)	2,257,731
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	97,885
Realized gains distributions from affiliated issuers (Note 8)	15,829,041
Net realized gain (loss)	15,926,926
Change in net unrealized appreciation (depreciation) on investments	7,830,221
Net realized and unrealized gain (loss)	23,757,147
Net increase (decrease) in net assets resulting from operations	$26,014,878

See accompanying notes to the financial statements.

5

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Period from June 16, 2005 (commencement of operations) through February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,257,731	$2,779,142
Net realized gain (loss)	15,926,926	6,165,975
Change in net unrealized appreciation (depreciation)	7,830,221	16,514,753
Net increase (decrease) in net assets from operations	26,014,878	25,459,870
Distributions to shareholders from:
Net investment income
Class III	(23,241)	(3,995,989)
Net realized gains
Class III	(3,253,758)	(1,675,738)
	(3,276,999)	(5,671,727)
Net share transactions (Note 7):
Class III	277,766,177	387,323,355
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	111,447	118,609
Total increase (decrease) in net assets resulting from net share transactions and net purchase premiums and redemption fees	277,877,624	387,441,964
Total increase (decrease) in net assets	300,615,503	407,230,107
Net assets:
Beginning of period	407,230,107	—
End of period (including accumulated undistributed net investment income of $2,256,680 and $22,190, respectively)	$707,845,610	$407,230,107

See accompanying notes to the financial statements.

6

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006 (Unaudited)		Period from June 16, 2005 (commencement of operations) through February 28, 2006
Net asset value, beginning of period	$22.49		$20.00
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.10		0.37
Net realized and unrealized gain (loss)	0.93		2.78
Total from investment operations	1.03		3.15
Less distributions to shareholders:
From net investment income	(0.00	)(b)	(0.46)
From net realized gains	(0.14)		(0.20)
Total distributions	(0.14)		(0.66)
Net asset value, end of period	$23.38		$22.49
Total Return(c)	4.61	%**	15.90	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$707,846		$407,230
Net expenses to average daily net assets(d)(e)	0.00	%*	0.00	%*
Net investment income to average daily net assets(a)	0.87	%*	2.42	%*
Portfolio turnover rate	1	%**	5	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.06	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(f)	$0.02

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying fund(s) in which the Fund invests.

(b)  The distribution from net investment income calculated to less than $0.01 per share.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholders.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying fund(s) (See Note 3).

(e)  Net expenses to average daily net assets were less than 0.01%.

(f)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

7

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO World Opportunities Equity Allocation Fund (the "Fund"), which commenced operations on June 16, 2005, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than the MSCI World Index. The Fund is a fund of funds and invests primarily in shares of the GMO International Equity Funds (which may include one or more of the GMO Emerging Markets Funds) and the GMO U.S. Equity Funds. The Fund may also invest in shares of other GMO Funds, including the GMO Fixed Income Funds, GMO Alpha Only Fund, and GMO Alternative Asset Opportunity Fund.

The financial statements of the series of the Trust in which the Fund invests ("underlying fund(s)") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Shares of the underlying fund(s) and other mutual funds are valued at their net asset value.

Investments held by the underlying fund(s) are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies or

8

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

procedures are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

9

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$684,107,494	$28,787,961	$(4,559,811)	$24,228,150

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Income dividends and capital gain distributions from the underlying fund(s) are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s). Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of the underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Purchases and redemptions of Fund shares

As of the date of this report, the premium on cash purchases and fee on redemptions of Fund shares were each 0.04% of the amount invested or redeemed. The Fund's purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemption fees, if any, of the underlying fund(s) in which the Fund was invested. The level of purchase premium and redemption fee for

10

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

the Fund may be adjusted to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2006 and the period ended February 28, 2006, the Fund received $110,587 and $118,609 in purchase premiums and $860 and $0 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of estimated costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. There is no premium for reinvested distributions.

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying fund(s), some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risks associated with an investment in the underlying fund(s) may be more pronounced to the extent that the underlying fund(s) engage in derivative transactions.

3.  Fees and other transactions with affiliates

The Manager determines the allocation of the assets of the Fund among designated underlying fund(s). The Manager does not directly charge a management fee or shareholder service fee, but receives management and shareholder service fees from the underlying fund(s) in which the Fund invests.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 (excluding expenses indirectly incurred by investment in the underlying Funds, fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, transfer taxes and expenses indirectly incurred in the underlying fund(s)).

11

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s). For the period ended August 31, 2006, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.464%	0.096%	0.560%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2006, was $2,358 and $1,104, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $296,527,327 and $3,877,987, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders

As of August 31, 2006, 44.6% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

12

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Period from June 16, 2005 (commencement of operations) through February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	12,123,230	$276,856,924	17,845,201	$381,651,629
Shares issued to shareholders in reinvestment of distributions	144,865	3,276,853	263,434	5,671,726
Shares repurchased	(104,151)	(2,367,600)	—	—
Purchase premiums and redemption fees	—	111,447	—	118,609
Net increase (decrease)	12,163,944	$277,877,624	18,108,635	$387,441,964

13

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of these affiliated issuers during the six months ended August 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Alpha Only Fund, Class III	$1,638,184	$—	$1,654,388	$—	$—	$—
GMO Alpha Only Fund, Class IV	—	1,691,404	1,663,087	—	—	—
GMO Currency Hedged International Equity Fund, Class III	34,585,400	22,143,644	650,000	500,750	6,747,390	50,927,431
GMO Emerging Markets Quality Fund, Class VI	33,548,336	19,660,494	—	84,735	1,066,887	53,650,691
GMO International Growth Equity Fund, Class III	102,531,806	34,747,803	133,101,521	—	3,938,169	—
GMO International Growth Equity Fund, Class IV	—	170,491,521	—	—	—	180,699,227
GMO International Intrinsic Value Fund, Class IV	102,528,906	71,987,358	793,622	269,409	3,928,544	180,766,198
GMO International Small Companies Fund, Class III	679,653	116,173	—	2,930	98,696	726,290
GMO U.S. Core Equity Fund, Class VI	97,470,295	80,595,552	11,278	973,200	—	177,097,710
GMO U.S. Quality Equity Fund, Class IV	34,260,556	29,089,287	—	402,653	49,355	63,953,034
Totals	$407,243,136	$430,523,236	$137,873,896	$2,233,677	$15,829,041	$707,820,581

14

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO World Opportunities Equity Allocation Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears advisory fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered the

15

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust, the Trust, and the investment divisions of the Manager responsible for the management of those funds; information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives to those of the other funds of the Trust.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

16

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

17

GMO World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1	) Actual	0.56%	$1,000.00	$1,046.10	$2.89
2	) Hypothetical	0.56%	$1,000.00	$1,022.38	$2.85

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

18

GMO Strategic Opportunities Allocation Fund

(formerly GMO Strategic Balanced Allocation Fund)

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO Strategic Opportunities Allocation Fund

(formerly GMO Strategic Balanced Allocation Fund)
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	60.1%
Debt Obligations	35.3
Short-Term Investments	4.5
Preferred Stocks	0.8
Loan Assignments	0.1
Loan Participations	0.1
Forward Currency Contracts	0.1
Swaps	0.1
Call Options Purchased	0.0
Mutual Funds	0.0
Promissory Notes	0.0
Put Options Purchased	0.0
Rights and Warrants	0.0
Written Options	0.0
Futures	(0.2)
Reverse Repurchase Agreements	(0.4)
Other	(0.5)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying fund(s)").

1

GMO Strategic Opportunities Allocation Fund

(formerly GMO Strategic Balanced Allocation Fund)
(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2006 (Unaudited)

Country/Region Summary**	% of Investments
United States	41.3%
Euro Region***	15.5
Australia	8.3
Sweden	8.1
United Kingdom	8.0
Japan	7.6
Korea	1.8
Switzerland	1.6
Taiwan	1.3
Russia	1.2
Brazil	1.1
China	0.9
South Africa	0.9
Mexico	0.8
India	0.7
Singapore	0.6
Hong Kong	0.4
Norway	0.4
Israel	0.3
Poland	0.3
Argentina	0.2
Austria	0.2
Indonesia	0.2
Malaysia	0.2
Philippines	0.2
Chile	0.1
Denmark	0.1
Thailand	0.1
Turkey	0.1
Canada	(2.5)
100.0%

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying fund(s). The table excludes short-term investments and any investment in the underlying fund(s) that is less than 3% of invested assets. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands and Spain.

2

GMO Strategic Opportunities Allocation Fund

(formerly GMO Strategic Balanced Allocation Fund)
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
4,512,493	GMO Core Plus Bond Fund, Class IV	47,606,798
99,769	GMO Emerging Country Debt Fund, Class IV	1,111,423
3,650,543	GMO Emerging Markets Quality Fund, Class VI	38,038,653
2,332,490	GMO Inflation Indexed Plus Bond Fund, Class VI	60,271,539
1,242,298	GMO International Bond Fund, Class III	12,447,823
2,615,981	GMO International Growth Equity Fund, Class IV	81,749,419
2,383,902	GMO International Intrinsic Value Fund, Class IV	81,672,483
92,899	GMO International Small Companies Fund, Class III	1,242,065
1,452,083	GMO Strategic Fixed Income Fund, Class VI	36,824,823
2,513,359	GMO U.S. Core Equity Fund, Class VI	35,664,559
1,815,341	GMO U.S. Quality Equity Fund, Class IV	37,668,329
	TOTAL MUTUAL FUNDS (COST $410,638,605)	434,297,914
	SHORT-TERM INVESTMENTS — 0.0%
19,746	Citigroup Global Markets Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $19,748 and an effective yield of 3.55%, collateralized by a U.S. Treasury Bond with a rate of 12.00%, maturity date of 08/15/13, and a market value, including accrued interest, of $20,141.	19,746
	TOTAL SHORT-TERM INVESTMENTS (COST $19,746)	19,746
	TOTAL INVESTMENTS — 100.0% (Cost $410,658,351)	434,317,660
	Other Assets and Liabilities (net) — 0.0%	89,130
	TOTAL NET ASSETS — 100.0%	$434,406,790

Notes to Schedule of Investments:

As of August 31, 2006, 39.9% of the Net Assets of the Fund, through investments in the underlying fund(s), were valued using fair value prices based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

3

GMO Strategic Opportunities Allocation Fund

(formerly GMO Strategic Balanced Allocation Fund)
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $19,746) (Note 2)	$19,746
Investments in affiliated issuers, at value (cost $410,638,605) (Notes 2 and 8)	434,297,914
Receivable for Fund shares sold	17,025,989
Receivable for expenses reimbursed by Manager (Note 3)	8,339
Total assets	451,351,988
Liabilities:
Payable for investments purchased	16,916,100
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer fees	618
Accrued expenses	28,480
Total liabilities	16,945,198
Net assets	$434,406,790
Net assets consist of:
Paid-in capital	$403,106,490
Accumulated undistributed net investment income	1,005,467
Accumulated net realized gain	6,635,524
Net unrealized appreciation	23,659,309
$434,406,790
Net assets attributable to:
Class III shares	$434,406,790
Shares outstanding:
Class III	18,760,023
Net asset value per share:
Class III	$23.16

See accompanying notes to the financial statements.

4

GMO Strategic Opportunities Allocation Fund

(formerly GMO Strategic Balanced Allocation Fund)
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$1,016,481
Interest	4,995
Total investment income	1,021,476
Expenses:
Custodian, fund accounting agent and transfer agent fees	21,528
Audit and tax fees	12,144
Legal fees	3,496
Trustees fees and related expenses (Note 3)	3,065
Registration fees	4,876
Miscellaneous	2,668
Total expenses	47,777
Fees and expenses reimbursed by Manager (Note 3)	(43,700)
Net expenses	4,077
Net investment income (loss)	1,017,399
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	1,006,177
Realized gains distributions from affiliated issuers (Note 8)	5,771,159
Net realized gain (loss)	6,777,336
Change in net unrealized appreciation (depreciation) on investments	10,406,633
Net realized and unrealized gain (loss)	17,183,969
Net increase (decrease) in net assets resulting from operations	$18,201,368

See accompanying notes to the financial statements.

5

GMO Strategic Opportunities Allocation Fund

(formerly GMO Strategic Balanced Allocation Fund)
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Period from May 31, 2005 (commencement of operations) through February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,017,399	$4,730,747
Net realized gain (loss)	6,777,336	5,787,736
Change in net unrealized appreciation (depreciation)	10,406,633	13,252,676
Net increase (decrease) in net assets from operations	18,201,368	23,771,159
Distributions to shareholders from:
Net investment income
Class III	(53,833)	(6,503,776)
Net realized gains
Class III	(4,701,400)	(316,251)
	(4,755,233)	(6,820,027)
Net share transactions (Note 7):
Class III	54,306,084	349,524,197
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	32,242	147,000
Total increase (decrease) in net assets resulting from net share transactions and net purchase premiums and redemption fees	54,338,326	349,671,197
Total increase (decrease) in net assets	67,784,461	366,622,329
Net assets:
Beginning of period	366,622,329	—
End of period (including accumulated undistributed net investment income of $1,005,467 and $41,901, respectively)	$434,406,790	$366,622,329

See accompanying notes to the financial statements.

6

GMO Strategic Opportunities Allocation Fund

(formerly GMO Strategic Balanced Allocation Fund)
(A Series of GMO Trust)
Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006 (Unaudited)		Period from May 31, 2005 (commencement of operations) through February 28, 2006
Net asset value, beginning of period	$22.37		$20.00
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.06		0.52
Net realized and unrealized gain (loss)	0.99		2.34
Total from investment operations	1.05		2.86
Less distributions to shareholders:
From net investment income	(0.00	)(b)	(0.47)
From net realized gains	(0.26)		(0.02)
Total distributions	(0.26)		(0.49)
Net asset value, end of period	$23.16		$22.37
Total Return(c)	4.75	%**	14.42	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$434,407		$366,622
Net expenses to average daily net assets(d)(e)	0.00	%*	0.00	%*
Net investment income to average daily net assets(a)	0.52	%*	3.22	%*
Portfolio turnover rate	23	%**	10	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*	0.06	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(f)	$0.02

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying fund(s) in which the Fund invests.

(b)  The distribution from net investment income was less than $0.01 per share.

(c)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)  Net expenses exclude expenses incurred indirectly through investments in the underlying fund(s) (See Note 3).

(e)  Net expenses to average daily net assets were less than 0.01%.

(f)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

7

GMO Strategic Opportunities Allocation Fund

(formerly GMO Strategic Balanced Allocation Fund)
(A Series of GMO Trust)
Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Strategic Opportunities Allocation Fund (formerly GMO Strategic Balanced Allocation Fund) (the "Fund"), which commenced operations on May 31, 2005, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than the GMO Strategic Balanced Index. The GMO Strategic Balanced Index is a composite index computed by GMO consisting of: (i) the MSCI World Index and (ii) the Lehman Brothers U.S. Aggregate Index in the following proportions: 75% (MSCI World Index) and 25% (Lehman Brothers U.S. Aggregate Index). The Fund is a fund of funds and invests in shares of other GMO Funds ("underlying fund(s)"), which may include the GMO U.S. Equity Funds, the GMO International Equity Funds (including one or more of the GMO Emerging Markets Funds), the GMO Fixed Income Funds, GMO Alpha Only Fund, and GMO Alternative Asset Opportunity Fund.

The financial statements of the underlying fund(s) in which the Fund invests should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Shares of the underlying fund(s) and other mutual funds are valued at their net asset value.

Investments held by the underlying fund(s) are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies or

8

GMO Strategic Opportunities Allocation Fund

(formerly GMO Strategic Balanced Allocation Fund)
(A Series of GMO Trust)
Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

procedures are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and, at its discretion, may override a price supplied by a source (by taking a price supplied by another source).

Certain securities held by the Fund or the underlying fund(s) are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of August 31, 2006, the total value of these securities represented 12.8% of net assets.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are

9

GMO Strategic Opportunities Allocation Fund

(formerly GMO Strategic Balanced Allocation Fund)
(A Series of GMO Trust)
Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$410,811,770	$25,798,661	$(2,292,771)	$23,505,890

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Income dividends and capital gain distributions from the underlying fund(s) are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s). Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of the underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

10

GMO Strategic Opportunities Allocation Fund

(formerly GMO Strategic Balanced Allocation Fund)
(A Series of GMO Trust)
Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Purchases and redemptions of Fund shares

As of the date of this report, the premiums on cash purchases and fee on redemptions of Fund shares were each 0.05% of the amount invested or redeemed. The Fund's purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemption fees, if any, of the underlying fund(s) in which the Fund was invested. The level of purchase premium and redemption fee for the Fund may be adjusted to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2006 and the period ended February 28, 2006, the Fund received $30,297 and $143,850 in purchase premiums and $1,945 and $3,150 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of estimated costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. There is no premium for reinvested distributions.

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying fund(s), some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risks associated with an investment in the underlying fund(s) may be more pronounced to the extent that the underlying fund(s) engage in derivative transactions.

3.  Fees and other transactions with affiliates

The Manager determines the allocation of the assets of the Fund among the designated underlying fund(s). The Manager does not directly charge a management fee or shareholder service fee, but receives management and shareholder service fees from the underlying fund(s) in which the Fund invests.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 (excluding expenses indirectly incurred by investment in the underlying Funds, fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or

11

GMO Strategic Opportunities Allocation Fund

(formerly GMO Strategic Balanced Allocation Fund)
(A Series of GMO Trust)
Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, transfer taxes and expenses indirectly incurred in the underlying fund(s)).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s). For the six months ended August 31, 2006, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.406%	0.096%	0.018%	0.520%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $1,869 and $1,012, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $147,938,089 and $91,634,009, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

12

GMO Strategic Opportunities Allocation Fund

(formerly GMO Strategic Balanced Allocation Fund)
(A Series of GMO Trust)
Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

6.  Principal shareholders

As of August 31, 2006, 48.3% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's shares outstanding. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2006, 99.98% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Period from May 31, 2005 (commencement of operations) through February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	2,326,211	$53,311,587	17,293,712	$369,830,731
Shares issued to shareholders in reinvestment of distributions	211,826	4,751,249	295,550	6,375,003
Shares repurchased	(164,126)	(3,756,752)	(1,203,150)	(26,681,537)
Purchase premiums and redemption fees	—	32,242	—	147,000
Net increase (decrease)	2,373,911	$54,338,326	16,386,112	$349,671,197

13

GMO Strategic Opportunities Allocation Fund

(formerly GMO Strategic Balanced Allocation Fund)
(A Series of GMO Trust)
Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of these affiliated issuers during the six months ended August 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Core Plus Bond, Fund, Class IV	$57,865,320	$8,797,500	$20,000,000	$—	$—	$47,606,798
GMO Currency Hedged International Bond Fund, Class III	9,229,127	—	9,116,081	—	—	—
GMO Currency Hedged International Equity Fund, Class III	1,005,543	189,357	1,071,366	13,082	176,275	—
GMO Domestic Bond, Fund Class VI	7,382,206	3,759	7,318,303	3,759	—	—
GMO Emerging Country Debt Fund, Class IV	1,084,598	40,024	—	11,422	28,603	1,111,423
GMO Emerging Markets Quality Fund, Class VI	33,857,607	4,032,280	—	75,953	956,326	38,038,653
GMO Inflation Indexed Bond Fund, Class III	10,255,231	17,321,786	27,331,554	160,420	—	—
GMO Inflation Indexed Plus Bond Fund, Class VI	—	58,488,554	—	—	—	60,271,539
GMO International Bond Fund, Class III	11,890,420	—	2,000	—	—	12,447,823
GMO International Growth Equity Fund, Class III	83,734,942	2,899,835	83,348,279	—	2,199,835	—
GMO International Growth Equity Fund, Class IV	—	75,272,679	1,000,000	—	—	81,749,419
GMO International Intrinsic Value Fund, Class IV	83,292,632	7,056,087	13,219,105	151,205	2,204,882	81,672,483
GMO International Small Companies Fund, Class III	1,187,543	173,796	—	5,011	168,785	1,242,065
GMO Strategic Fixed Income Fund, Class VI	—	36,350,484	—	—	—	36,824,823
GMO U.S. Core Equity Fund, Class VI	34,538,207	2,785,704	1,000,000	285,704	—	35,664,559
GMO U.S. Quality Equity Fund, Class IV	31,257,649	6,298,923	—	309,925	36,453	37,668,329
Totals	$366,581,025	$219,710,768	$163,406,688	$1,016,481	$5,771,159	$434,297,914

14

GMO Strategic Opportunities Allocation Fund

(formerly GMO Strategic Balanced Allocation Fund)
(A Series of GMO Trust)
Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO Strategic Opportunities Allocation Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fact that the Fund does not pay an advisory fee to the Manager under the Fund's investment management agreement, but that the Fund indirectly bears advisory fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered the

15

GMO Strategic Opportunities Allocation Fund

(formerly GMO Strategic Balanced Allocation Fund)
(A Series of GMO Trust)
Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust, the Trust, and the investment divisions of the Manager responsible for the management of those funds; information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives to those of the other funds of the Trust.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

16

GMO Strategic Opportunities Allocation Fund

(formerly GMO Strategic Balanced Allocation Fund)
(A Series of GMO Trust)
Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

17

GMO Strategic Opportunities Allocation Fund

(formerly GMO Strategic Balanced Allocation Fund)
(A Series of GMO Trust)
Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1	) Actual	0.52%	$1,000.00	$1,047.50	$2.68
2	) Hypothetical	0.52%	$1,000.00	$1,022.58	$2.65

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

18

GMO Alpha Only Fund

(A Series of GMO Trust)
Semiannual Report
August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO Alpha Only Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Cash and Cash Equivalents	97.0%
Common Stocks	85.8
Short-Term Investments	5.4
Preferred Stocks	1.8
Debt Obligations	0.1
Private Equity Securities	0.1
Convertible Securities	0.0
Investment Funds	0.0
Rights and Warrants	0.0
Forward Currency Contracts	(0.1)
Swaps	(33.6)
Futures	(55.3)
Other	(1.2)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying fund(s)").

1

GMO Alpha Only Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 91.8%
	United States — 91.8%
	Affiliated Issuers
9,665,458	GMO Emerging Markets Fund, Class VI	196,788,733
12,660,665	GMO International Growth Equity Fund, Class IV	395,645,783
11,419,676	GMO International Intrinsic Value Fund, Class IV	391,238,099
30,092,645	GMO U.S. Core Equity Fund, Class VI	427,014,627
11,062,082	GMO U.S. Quality Equity Fund, Class IV	229,538,192
		1,640,225,434
	TOTAL MUTUAL FUNDS (COST $1,575,924,443)	1,640,225,434
	COMMON STOCKS — 0.0%
	Italy — 0.0%
12,500	Grassetto SPA * (a) (b)	160
	TOTAL COMMON STOCKS (COST $7,040)	160
	SHORT-TERM INVESTMENTS — 5.6%
89,400,000	ING Bank Time Deposit, 5.29%, due 09/01/06	89,400,000
11,000,000	Societe Generale Time Deposit, 5.27%, due 09/01/06	11,000,000
	TOTAL SHORT-TERM INVESTMENTS (COST $100,400,000)	100,400,000
	TOTAL INVESTMENTS — 97.4% (Cost $1,676,331,483)	1,740,625,594
	Other Assets and Liabilities (net) — 2.6%	46,748,752
	TOTAL NET ASSETS — 100.0%	$1,787,374,346

See accompanying notes to the financial statements.

2

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

A summary of outstanding financial instruments at August 31, 2006 is as follows:

Forward Currency Contracts

Settlement Date	Deliver	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Sales
11/22/06	AUD	15,785,987	$12,033,563	$(16,564)
11/22/06	CHF	19,517,061	15,985,497	(8,847)
11/22/06	DKK	10,311,400	1,778,852	(29)
11/22/06	EUR	57,579,292	74,109,098	42,279
11/22/06	GBP	29,676,307	56,565,326	(438,883)
11/22/06	HKD	31,745,922	4,091,655	1,894
11/22/06	JPY	6,285,046,359	54,125,246	505,686
11/22/06	NOK	13,285,984	2,111,601	16,178
11/22/06	NZD	602,989	393,283	(10,463)
11/22/06	SEK	37,189,638	5,162,188	50,015
11/22/06	SGD	3,348,188	2,135,787	1,220
				$142,486

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Sales
418	CAC 40	September 2006	$27,670,354	$(678,636)
104	DAX	September 2006	19,522,932	(1,511,729)
610	FTSE 100	September 2006	68,567,411	(3,805,585)
43	HANG SENG	September 2006	4,804,102	(119,995)
70	IBEX 35	September 2006	10,904,252	(252,988)
482	OMXS 30	September 2006	6,601,328	(52,428)
414	Russell 2000	September 2006	149,391,900	(9,289,056)
1,852	S&P 500	September 2006	604,492,800	(33,684,808)
45	S&P/MIB	September 2006	10,960,462	(872,627)
157	SPI 200	September 2006	15,295,348	(577,215)
490	TOPIX	September 2006	68,223,092	(3,800,204)
				$(54,645,271)

See accompanying notes to the financial statements.

3

GMO Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)
August 31, 2006 (Unaudited)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Pay	Receive	Net Unrealized Appreciation (Depreciation)
600,000,000	USD	6/15/2007	Deutsche Bank	MSCI EAFE	3 month
				Equity Index	LIBOR -0.70%	$(52,511,336)

As of August 31, 2006, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

LIBOR - London Interbank Offered Rate

*  Non-income producing security.

(a)  Bankrupt issuer.

(b)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust (Note 2).

As of August 31, 2006, 46.8% of the Net Assets of the Fund, through investments in the underlying fund(s), were valued using fair value prices based on models used by a third party vendor (Note 2).

Currency Abbreviations:

AUD - Australian Dollar CHF - Swiss Franc DKK - Danish Krone EUR - Euro GBP - British Pound HKD - Hong Kong Dollar	JPY - Japanese Yen NOK - Norwegian Krone NZD - New Zealand Dollar SEK - Swedish Krona SGD - Singapore Dollar USD - United States Dollar

See accompanying notes to the financial statements.

4

GMO Alpha Only Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $100,407,040) (Note 2)	$100,400,160
Investments in affiliated issuers, at value (cost $1,575,924,443) (Notes 2 and 8)	1,640,225,434
Cash	41,170
Foreign currency, at value (cost $646) (Note 2)	652
Interest receivable	14,747
Unrealized appreciation on open forward currency contracts (Note 2)	617,272
Receivable for collateral on open futures contracts (Note 2)	50,160,000
Receivable for collateral on open swaps contracts (Note 2)	49,480,000
Receivable for expenses reimbursed by Manager (Note 3)	800,722
Total assets	1,841,740,157
Liabilities:
Payable to affiliate for (Note 3):
Management fee	758,328
Shareholder service fee	158,346
Trustees and Chief Compliance Officer fees	3,215
Unrealized depreciation on open forward currency contracts (Note 2)	474,786
Payable for open swap contracts (Note 2)	52,511,336
Payable for variation margin on open futures contracts (Note 2)	423,908
Accrued expenses	35,892
Total liabilities	54,365,811
Net assets	$1,787,374,346
Net assets consist of:
Paid-in capital	$1,787,754,582
Accumulated undistributed net investment income	15,987,744
Accumulated net realized gain	26,352,024
Net unrealized depreciation	(42,720,004)
$1,787,374,346
Net assets attributable to:
Class III shares	$156,118,306
Class IV shares	$1,631,256,040
Shares outstanding:
Class III	15,008,173
Class IV	156,754,234
Net asset value per share:
Class III	$10.40
Class IV	$10.41

See accompanying notes to the financial statements.

5

GMO Alpha Only Fund

(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$6,901,968
Interest	4,407,843
Total investment income	11,309,811
Expenses:
Management fee (Note 3)	4,290,197
Shareholder service fee – Class III (Note 3)	166,173
Shareholder service fee – Class IV (Note 3)	747,257
Custodian and fund accounting agent fees	87,952
Transfer agent fees	16,468
Audit and tax fees	26,588
Legal fees	16,114
Trustees fees and related expenses (Note 3)	16,697
Registration fees	8,004
Miscellaneous	12,328
Total expenses	5,387,778
Fees and expenses reimbursed by Manager (Note 3)	(106,044)
Indirectly incurred fees waived or borne by Manager (Note 3)	(3,694,525)
Shareholder service fee waived – (Note 3)	(694,717)
Net expenses	892,492
Net investment income (loss)	10,417,319
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	18,310,375
Realized gains distributions from affiliated issuers (Note 8)	41,604,379
Closed futures contracts	57,322,573
Foreign currency, forward contracts and foreign currency related transactions	(34,301,788)
Net realized gain (loss)	82,935,539
Change in net unrealized appreciation (depreciation) on:
Investments	(12,256,680)
Open futures contracts	(20,536,744)
Open swap contracts	(52,511,336)
Foreign currency, forward contracts and foreign currency related transactions	5,893,998
Net unrealized gain (loss)	(79,410,762)
Net realized and unrealized gain (loss)	3,524,777
Net increase (decrease) in net assets resulting from operations	$13,942,096

See accompanying notes to the financial statements.

6

GMO Alpha Only Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$10,417,319	$12,344,808
Net realized gain (loss)	82,935,539	2,453,870
Change in net unrealized appreciation (depreciation)	(79,410,762)	17,664,015
Net increase (decrease) in net assets from operations	13,942,096	32,462,693
Distribution to shareholders from:
Net investment income
Class III	(833,529)	(44,049,884)
Class IV	(6,418,619)	—
Total distributions from net investment income	(7,252,148)	(44,049,884)
Net share transactions (Note 7):
Class III	(1,305,496,251)	1,290,587,348
Class IV	1,625,450,545	—
Increase (decrease) in net assets resulting from net share transactions	319,954,294	1,290,587,348
Purchase premiums and redemption fees (Notes 2 and 7)
Class III	90,331	1,673,529
Class IV	478,412	—
Increase in net assets resulting from net purchase premiums and redemption fees	568,743	1,673,529
Total increase (decrease) in net assets resulting from net share transactions and net purchase premiums and redemption fees	320,523,037	1,292,260,877
Total increase (decrease) in net assets	327,212,985	1,280,673,686
Net assets:
Beginning of period	1,460,161,361	179,487,675
End of period (including accumulated undistributed net investment income of $15,987,744 and $12,822,573, respectively)	$1,787,374,346	$1,460,161,361

See accompanying notes to the financial statements.

7

GMO Alpha Only Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006	2005	2004	2003	2002
Net asset value, beginning of period	$10.36		$10.26	$9.99	$9.63	$9.23	$8.73
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.06		0.16	0.19	0.17	0.20	0.17
Net realized and unrealized gain (loss)	0.02		0.31	0.08	0.19	0.49	0.96
Total from investment operations	0.08		0.47	0.27	0.36	0.69	1.13
Less distributions to shareholders:
From net investment income	(0.04)		(0.37)	—	—	(0.29)	(0.63)
Total distributions	(0.04)		(0.37)	—	—	(0.29)	(0.63)
Net asset value, end of period	$10.40		$10.36	$10.26	$9.99	$9.63	$9.23
Total Return(b)	0.80	%**	4.63%	2.70%	3.74%	7.61%	13.32%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$156,118		$1,460,161	$179,488	$74,841	$26,329	$16,628
Net expenses to average daily net assets(c)	0.14	%*	0.10%	0.18%	0.26%	0.64%	0.37%
Net investment income to average daily net assets(a)	1.16	%*	1.52%	1.94%	1.72%	2.06%	1.88%
Portfolio turnover rate	9	%**	40%	19%	11%	111%	22%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.53	%*	0.59%	0.62%	0.72%	0.94%	0.78%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(d)	$0.02	$0.01	$0.01	—	—

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying fund(s) in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying fund(s) (See Note 3).

(d)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

8

GMO Alpha Only Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout the period)

	Period from March 2, 2006 (commencement of operations) through August 31, 2006 (Unaudited)
Net asset value, beginning of period	$10.37
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.06
Net realized and unrealized gain (loss)	0.02
Total from investment operations	0.08
Less distributions to shareholders:
From net investment income	(0.04)
Total distributions	(0.04)
Net asset value, end of period	$10.41
Total Return(b)	0.80	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$1,631,256
Net expenses to average daily net assets(c)	0.10	%*
Net investment income to average daily net assets(a)	1.22	%*
Portfolio turnover rate	9	%††
Fees and expenses reimbursed by the Manager to average daily net assets:	0.52	%*
Purchase premiums and redemption fees consisted of the following per share amounts:†	0.00	(d)

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying fund(s) in which the Fund invests.

(b)  The total return would have been lower had certain expenses not been reimbursed and/or waived during the period shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)  Net expenses exclude expenses incurred indirectly through investment in the underlying fund(s) (See Note 3).

(d)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

††  Calculation represents portfolio turnover of the Fund for the six months ended August 31, 2006.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

9

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Alpha Only Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks to outperform the Citigroup 3-Month Treasury Bill Index. The Fund invests primarily in shares of the GMO U.S. Equity Funds and the GMO International Equity Funds (which may include one or more of the GMO Emerging Markets Funds). The Fund also may invest in shares of GMO Emerging Country Debt Fund. In addition, the Fund may invest directly in securities of the type in which the underlying funds invest. GMO invests in sub-asset classes that it expects to outperform the relevant broader asset class, and seeks to hedge some or all of the expected return (and foreign currency exposure) of the broader asset class. To the extent that the Fund's hedges are effective, the performance of the Fund's portfolio is expected to have a low correlation to the performance of the broader global asset classes in which the Fund invests. Instead, the Fund is expected to perform more like a short-term fixed income fund, with variation in return (alpha) resulting from aggregate outperformance or underperformance of the sub-asset classes in which the Fund invests relative to the relevant broader asset classes.

As of August 31, 2006, the Fund had two classes of shares outstanding: Class III and Class IV. Class IV shares commenced operations on March 2, 2006. Each class of shares bears a different level of shareholder service fees.

The financial statements of the series of the Trust in which the Fund invests ("underlying fund(s)") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

10

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Portfolio valuation

Shares of the underlying fund(s) and other mutual funds are valued at their net asset value.

Investments held by the underlying fund(s) are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies or procedures are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of currencies and forward currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid.

Forward currency contracts

The Fund may enter into forward currency contracts including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency

11

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in currency values that are unfavorable to the Fund. Forward currency contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. Upon entering into a futures contract, the Fund is required to deposit with the futures clearing broker an amount of cash, U.S. government and agency obligations, or other liquid assets in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from changes in the value of the underlying instrument if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are generally valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures contracts outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Options

The Fund may write call and put options. Writing options increases the Fund's exposure to the underlying instrument by, in the case of a call option, obligating the Fund to sell the underlying instrument at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying instrument at a set price from the option-holder. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying instrument increases during the

12

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. There were no written option contracts outstanding at the end of the period.

The Fund may also purchase put and call options. Purchasing options alters the Fund's exposure to the underlying instrument by, in the case of a call option, entitling the Fund to purchase the underlying instrument at a set price from the writer of the option and, in the case of a put option, entitling the Fund to sell the underlying instrument at a set price to the writer of the option. The Fund pays a premium as a cost for a purchased option disclosed in the Schedule of Investments which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. There were no purchased option contracts outstanding at the end of the period.

Exchange traded options are valued at the last sale price, or if no sale is reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

Swap agreements

The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Interest rate swap agreements involve the exchange by one party with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve a commitment by one party in the agreement to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the party will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral.

Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are realized upon early termination of the swap agreements. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments

13

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligations to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates or the price of the index or security underlying these transactions. Swap agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2006, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $523,745, $6,598,186, $2,024,420 and $23,713,990 expiring in 2007, 2012, 2013 and 2014, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of February 28, 2006, the Fund elected to defer to March 1, 2006 post-October capital losses of $31,744,372.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,676,588,525	$67,292,112	$(3,255,043)	$64,037,069

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

14

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Income dividends and capital gain distributions from the underlying fund(s) are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s). Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of the underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Purchases and redemptions of Fund shares

As of the date of this report, the premium on cash purchases and fee on redemptions of Fund shares were each 0.09% of the amount invested or redeemed. The redemption fee is only applicable to shares acquired on or after June 30, 2003. The Fund's purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemption fees, if any, of the underlying fund(s) in which the Fund invests and the estimated transaction costs of investing directly in securities. The level of purchase premium and redemption fee for the Fund may be adjusted to account for changes in the Fund's investments (i.e. changes in the percentage of Fund assets allocated to each underlying fund and direct investments). If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2006 and the year ended February 28, 2006, the Fund received $428,961 and $1,425,013 in purchase premiums and $139,782 and $248,516 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of estimated costs (e.g. stamp

15

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. There is no premium for reinvested distributions.

Investment risks

The Fund is subject to the investment risks associated with its direct and indirect exposure to foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares. The Manager will waive the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds 0.15% for Class III shares and 0.10% for Class IV shares; provided, however, that the amount of this waiver will not exceed the respective Class' shareholder service fee.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in the underlying Fund(s), fees and expenses of the independent trustees of the Trust, expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes (collectively, "Excluded Fund Fees and Expenses")) exceed 0.50% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2007 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in underlying Fund(s) (excluding these Funds' Excluded Fund Fees and Expenses and, in the case of ECDF, excluding ECDF's fees and expenses of the independent trustees of the Trust, fees expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's CCO (excluding any employee benefits), and investment-related expenses such as brokerage commissions, hedging transaction fees, securities lending fees and expenses, interest expense and transfer taxes), exceeds 0.50% of the Fund's average daily

16

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

net assets, subject to a maximum total reimbursement to the Fund equal to 0.50% of the Fund's average daily net assets.

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s). For the six months ended August 31, 2006, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.445%	0.081%	0.526%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $12,833 and $4,692, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchase and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $446,243,347 and $137,800,000, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related parties

As of August 31, 2006, 80.6% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Two of the shareholders are other funds of the Trust. Investment activities of these shareholders may have a material effect on the Fund.

17

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

As of August 31, 2006, 2.3% of the Fund's shares were held by eight related parties comprised of certain GMO employee accounts, and 97.5% of the Fund's shares were held by accounts for which the Manager has investment discretion.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	7,875,588	$81,525,976	157,546,087	$1,649,310,656
Shares issued to shareholders in reinvestment of distributions	67,377	693,981	4,211,361	43,039,715
Shares repurchased	(133,835,919)	(1,387,716,208)	(38,346,631)	(401,763,023)
Purchase premiums and redemption fees	—	90,331	—	1,673,529
Net increase (decrease)	(125,892,954)	$(1,305,405,920)	123,410,817	$1,292,260,877
	Period From March 2, 2006 (commencement of operations) through August 31, 2006 (Unaudited)
Class IV:	Shares	Amount
Shares sold	170,492,516	$1,767,243,084
Shares issued to shareholders in reinvestment of distributions	623,143	6,418,371
Shares repurchased	(14,361,425)	(148,210,910)
Purchase premiums and redemption fees	—	478,412
Net increase (decrease)	156,754,234	$1,625,928,957

18

GMO Alpha Only Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of these affiliated issuers during the six months ended August 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Markets Fund, Class III	$159,688,267	$—	$141,185,611	$—	$—	$—
GMO Emerging Markets Fund, Class VI	—	214,228,697	17,200,000	1,089,682	18,635,404	196,788,733
GMO International Growth Equity Fund, Class III	319,319,726	92,538,619	397,215,590	—	11,364,619	—
GMO International Growth Equity Fund, Class IV	—	385,715,590	19,200,000	—	—	395,645,783
GMO International Intrinsic Value Fund, Class III	319,360,923	—	294,994,568	—	—	—
GMO International Intrinsic Value Fund, Class IV	—	396,174,674	46,300,000	779,620	11,368,486	391,238,099
GMO U.S. Core Equity Fund, Class III	342,268,774	—	335,256,491	—	—	—
GMO U.S. Core Equity Fund, Class VI	—	449,042,013	21,800,000	3,115,522	—	427,014,627
GMO U.S. Quality Equity Fund, Class III	185,084,052	—	176,754,887	—	—	—
GMO U.S. Quality Equity Fund, Class IV	—	236,950,901	16,300,000	1,917,144	235,870	229,538,192
Totals	$1,325,721,742	$1,774,650,494	$1,466,207,147	$6,901,968	$41,604,379	$1,640,225,434

19

GMO Alpha Only Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO Alpha Only Fund. In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees considered information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives. In evaluating the Fund's advisory fee

20

GMO Alpha Only Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

arrangement, the Trustees also took into account the sophistication of the investment techniques used to manage the Fund, and reviewed information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives. The Trustees also reviewed the Manager's profitability with respect to the Fund, the Trust, and the investment division of the Manager responsible for the management of the Fund. For these purposes, the Trustees took into account both the actual dollar amount of fees paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees also considered that the fee charged under the Fund's investment management agreement is based on services provided by the Manager that are in addition to, rather than duplicative of, services provided under the investment management agreements of other funds of the Trust in which it invests, noting in particular that, pursuant to a contractual expense reimbursement arrangement in place with the Fund, the Manager effectively reimburses the Fund for certain of the fees and expenses (including advisory fees) that the Fund would otherwise bear as a result of its investments in those other funds. In addition, the Trustees considered possible economies of scale to the Manager, and concluded that the fee payable under the agreement appropriately reflected any economies of scale associated with managing the Fund. After reviewing these and related factors, including the Manager's profitability, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee charged to the Fund was reasonable.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to

21

GMO Alpha Only Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement for an additional twelve-month period commencing June 30, 2006.

22

GMO Alpha Only Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, as outlined in the notes to the table below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

23

GMO Alpha Only Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2006 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred
Class III
1) Actual	0.67%	$1,000.00	$1,008.00	$3.39	(a)
2) Hypothetical	0.67%	$1,000.00	$1,021.83	$3.41	(a)
Class IV
1) Actual	0.63%	$1,000.00	$1,008.00	$3.15	(b)
2) Hypothetical	0.63%	$1,000.00	$1,022.03	$3.21	(a)

(a)  For the period March 1, 2006 through August 31, 2006. Expense is calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

(b)  For the period March 2, 2006 (commencement of operations) through August 31, 2006. Expense is calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2006, multiplied by the average account value over the period, multiplied by 182 days in the period, divided by 365 days in the year.

24

GMO Alpha Only Fund

(A Series of GMO Trust)

Proxy Voting Results
August 31, 2006 (Unaudited)

A special meeting of shareholders of the Fund was held on June 19, 2006.

Proposal

To eliminate the Fund's fundamental investment restriction with respect to short sales of securities:

Votes for	Votes against	Abstentions/Broker Non-Votes
158,085,216.750	1,706,376.731	0

25

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Debt Obligations	100.2%
Short-Term Investments	0.3
Swaps	0.1
Call Options Purchased	0.0
Forward Currency Contracts	0.0
Futures	0.0
Reverse Repurchase Agreements	(1.0)
Other	0.4
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in GMO Short-Duration Collateral Fund.

1

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)
Investments Concentration Summary — (Continued)
August 31, 2006 (Unaudited)

Industry Sector Summary**	% of Debt Obligations
Residential Asset-Backed Securities (United States)	23.9%
Credit Cards	16.5
Auto Financing	7.6
Student Loans	6.7
CMBS	6.3
Residential Mortgage-Backed Securities (European)	5.8
Business Loans	5.6
Insured Auto Financing	4.2
Residential Mortgage-Backed Securities (Australian)	3.6
Investment Grade Corporate Collateralized Debt Obligations	3.3
Collateralized Loan Obligations	2.2
CMBS Collateralized Debt Obligations	1.7
Insured Residential Mortgage-Backed Securities (United States)	1.6
U.S. Government Agency	1.2
Insured High Yield Collateralized Debt Obligations	1.1
Other	1.1
Rate Reduction Bonds	1.1
Equipment Leases	0.9
Insurance Premiums	0.9
Insured Credit Cards	0.8
Insured Time Share	0.6
Airlines	0.5
Insured Transportation	0.5
Corporate Debt	0.4
Emerging Markets Collateralized Debt Obligations	0.3
Insured Business Loans	0.3
Insured Residential Asset-Backed Securities (European)	0.3
Insured Residential Asset-Backed Securities (United States)	0.3
ABS Collateralized Debt Obligations	0.2
Residential Mortgage-Backed Securities (United States)	0.2
Trade Receivable	0.2
High Yield Collateralized Debt Obligations	0.1
100.0%

**  The table above incorporates aggregate industry sector exposure associated with investments in GMO Short-Duration Collateral Fund.

2

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
20,994,784	GMO Short-Duration Collateral Fund	546,704,166
	TOTAL MUTUAL FUNDS (COST $539,026,151)	546,704,166
	TOTAL INVESTMENTS — 100.0% (Cost $539,026,151)	546,704,166
	Other Assets and Liabilities (net) — 0.0%	(55,786)
	TOTAL NET ASSETS — 100.0%	$546,648,380

See accompanying notes to the financial statements.

3

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments in affiliated issuers, at value (cost $539,026,151) (Note 2)	$546,704,166
Cash	9,444
Interest receivable	34
Receivable for expenses reimbursed by Manager (Note 3)	6,231
Total assets	546,719,875
Liabilities:
Payable to affiliate for (Note 3):
Management fee	23,150
Shareholder service fee	25,465
Trustees and Chief Compliance Officer fees	911
Accrued expenses	21,969
Total liabilities	71,495
Net assets	$546,648,380
Net assets consist of:
Paid-in capital	$533,761,649
Accumulated undistributed net investment income	5,207,203
Accumulated net realized gain	1,513
Net unrealized appreciation	7,678,015
$546,648,380
Net assets attributable to:
Class VI shares	$546,648,380
Shares outstanding:
Class VI	21,299,580
Net asset value per share:
Class VI	$25.66

See accompanying notes to the financial statements.

4

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Statement of Operations — Period from March 1, 2006
(commencement of operations) through August 31, 2006 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$5,466,264
Interest	1,946
Total investment income	5,468,210
Expenses:
Management fee (Note 3)	121,738
Shareholder service fee – Class VI (Note 3)	133,912
Custodian, fund accounting agent and transfer agent fees	20,108
Audit and tax fees	9,440
Legal fees	4,310
Trustees fees and related expenses (Note 3)	4,074
Registration fees	10,010
Miscellaneous	3,753
Total expenses	307,345
Fees and expenses reimbursed by Manager (Note 3)	(46,338)
Net expenses	261,007
Net investment income (loss)	5,207,203
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	1,513
Change in net unrealized appreciation (depreciation) on investments	7,678,015
Net realized and unrealized gain (loss)	7,679,528
Net increase (decrease) in net assets resulting from operations	$12,886,731

See accompanying notes to the financial statements.

5

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

Period from March 1, 2006 (commencement of operations) through August 31, 2006 (Unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$5,207,203
Net realized gain (loss)	1,513
Change in net unrealized appreciation (depreciation)	7,678,015
Net increase (decrease) in net assets from operations	12,886,731
Net share transactions (Note 7):
Class VI	533,761,649
Total increase (decrease) in net assets	546,648,380
Net assets:
Beginning of period	—
End of period (including accumulated undistributed net investment income of $5,207,203)	$546,648,380

See accompanying notes to the financial statements.

6

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class VI share outstanding throughout the period)

	Period from March 1, 2006 (commencement of operations) through August 31, 2006 (Unaudited)
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.27
Net realized and unrealized gain (loss)	0.39
Total from investment operations	0.66
Net asset value, end of period	$25.66
Total Return(b)	2.64	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$546,648
Net expenses to average daily net assets	0.11	%*
Net investment income to average daily net assets(a)	2.14	%*
Portfolio turnover rate	19	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.02	%*

(a)  Net investment income is affected by the timing of the declaration of dividends by GMO Short-Duration Collateral Fund.

(b)  The total return would have been lower had certain expenses not been reimbursed during the period shown.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

7

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO Short-Duration Collateral Share Fund (the "Fund"), which commenced operations on March 1, 2006, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return in excess of the JPMorgan U.S. 3 Month Cash Index. The Fund invests substantially all of its assets in GMO Short-Duration Collateral Fund (an arrangement often referred to as a "master-feeder" structure) ("SDCF") and, to a limited extent, in cash and cash equivalents. The Fund's investment objective and principal investment strategies are identical to those of SDCF. SDCF seeks to achieve its investment objective by investing primarily in high quality U.S. and foreign floating rate fixed income securities. SDCF may invest a substantial portion of its assets in asset-backed securities.

The financial statements of SDCF should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect). Shares of SDCF are not publically available for direct purchase.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Shares of SDCF are valued at their net asset value.

Investments held by SDCF are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies or

8

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

procedures are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and, at its discretion, may override a price supplied by a source (by taking a price supplied by another source).

Certain securities held by SDCF are valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material. As of August 31, 2006, the total value of these securities represented 41.8% of net assets.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$539,026,151	$7,678,015	$—	$7,678,015

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

9

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Income dividends and capital gain distributions from SDCF are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in SDCF (See Note 3).

3.  Fees and other transactions with affiliates

GMO earns a management fee paid monthly at the annual rate of 0.05% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of Class VI shares of the Fund at the annual rate of 0.055%.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in SDCF, fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes) exceed 0.05% of the Fund's average daily net assets.

10

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in SDCF. For the period ended August 31, 2006, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees and interest expense)	Indirect Shareholder Service Fees	Indirect Interest Expense	Total Indirect Expenses
0.002%	0.000%	0.007%	0.009%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2006 was $2,702 and $1,283, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2006 aggregated $539,176,238 and $151,600, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholder

As of August 31, 2006, 99.99% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

As of August 31, 2006, 99.99% of the Fund's shares were held by accounts for which the Manager has investment discretion.

11

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Period from March 1, 2006 (commencement of operations) through August 31, 2006 (Unaudited)
Class VI:	Shares	Amount
Shares sold	21,299,580	$533,761,649
Net increase (decrease)	21,299,580	$533,761,649

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of this affiliated issuer during the period ended August 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Short-Duration Collateral Fund	$—	$539,176,238	$151,600	$5,466,264	$—	$546,704,166
Totals	$—	$539,176,238	$151,600	$5,466,264	$—	$546,704,166

12

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of investment management agreement for Short-Duration Collateral Share Fund. In determining to approve the initial investment management agreement for the Fund, the Trustees, each of whom is not an "interested person" of the Trust, considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees met on December 13, 2005 to discuss the materials provided by the Manager for purposes of considering the Manager's proposal to establish the Fund as a new series of the Trust and the proposed new investment management agreement between the Trust, on behalf of the Fund, and the Manager. As discussed below, at meetings throughout the year, the Trustees also considered other relevant information. Matters considered by the Trustees included the following:

The Trustees noted that the Fund will invest substantially all of its assets in an existing series of GMO Trust, GMO Short-Duration Collateral Fund ("SDCF") and, therefore, that the Fund's investment objective and principal investment strategies will be identical to those of SDCF. The Trustees considered that they had met with SDCF's investment advisory personnel over the course of the year. The Trustees also considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel who will provide services under the Fund's investment management agreement. The Trustees also received information concerning the investment philosophy and investment process to be applied by the Manager in managing the Fund, and evaluated the level of skill required to manage the Fund. In connection with that information, the Trustees considered the Manager's in-house research capabilities as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention to be devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its performance. However, because the Fund will invest substantially all of its assets in SDCF, the Trustees considered information prepared by Lipper Inc. concerning SDCF's investment performance over the past one and two year periods and since its inception relative to funds with similar objectives managed by other managers. The Trustees noted the generally positive performance of SDCF during those periods. The Trustees also considered the competence of the personnel responsible for managing SDCF, the support those personnel received from the Manager, the investment techniques used to manage SDCF, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fees payable under the Fund's investment management agreement. The Trustees noted that the advisory fee proposed to be charged to the Fund by GMO reflects the management services GMO provides to both the Fund and SDCF (which itself is not charged a fee) under their respective investment management agreements. The Trustees also noted that the Fund's projected expenses reflected projected total expenses payable by the Fund and SDCF. The Trustees reviewed information prepared by Lipper Inc. concerning fees paid to investment managers of funds with similar objectives, and noted that the advisory fee and projected expense ratio of the Fund compared very

13

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

favorably to those of comparable funds included in the report. In evaluating the Fund's advisory fee, the Trustees also took into account the sophistication of the investment techniques to be used to manage the Fund and SDCF. Since the Fund had not yet commenced operations, the Trustees were unable to review the Manager's profitability with respect to the Fund. The Trustees did, however, consider both the actual dollar amount of fees to be paid by the Fund directly to the Manager and the so-called "fallout benefits" to the Manager such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements, and reputational value to be derived from serving as investment manager to the Fund. The Trustees regarded the ability of the Funds of GMO Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record creates for the Manager to increase assets under management by, for example, attracting new clients, expanding existing client relationships and becoming a subadviser under arrangements in which the Funds would be advised and distributed by an organization with strong retail sales capabilities. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the advisory fee to be charged to the Fund was reasonable.

The Trustees also considered the quality of the services to be provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of other Funds. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the standards of the Manager with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services to be provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund would be consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objectives, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services to be provided by persons other than the Manager, considering, among other things, the Fund's estimated total expenses and the reputation of the Fund's other service providers.

14

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services to be provided supported the approval of the agreement.

At the end of the meeting of the Trustees on December 13, 2005, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the Fund's initial investment management agreement for an initial period ending on the second anniversary of the agreement's execution.

15

GMO Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, as outlined in the notes to the table below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class VI
1) Actual	0.12%	$1,000.00	$1,026.40	$0.61
2) Hypothetical	0.12%	$1,000.00	$1,024.60	$0.61

*  For the period March 1, 2006 through August 31, 2006. Expense is calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

16

GMO U.S. Equity Allocation Fund

(formerly GMO U.S. Sector Fund)

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which is available on the Commission's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's complete schedule of portfolio holdings is also available at www.gmo.com.

GMO U.S. Equity Allocation Fund

(formerly GMO U.S. Sector Fund)
(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	96.7%
Short-Term Investments	6.7
Futures	0.0
Other	(3.4)
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying fund(s)").

1

GMO U.S. Equity Allocation Fund

(formerly GMO U.S. Sector Fund)
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
8,115,240	GMO U.S. Core Equity Fund, Class VI	115,155,260
1,386,023	GMO U.S. Quality Equity Fund, Class IV	28,759,982
263,843	GMO U.S. Small/Mid Cap Growth Fund, Class III	4,646,271
531,799	GMO U.S. Small/Mid Cap Value Fund, Class III	5,068,048
	TOTAL MUTUAL FUNDS (COST $153,347,554)	153,629,561
	SHORT-TERM INVESTMENTS — 0.2%
304,764	Citigroup Global Markets Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $304,794 and an effective yield of 3.55%, collateralized by a U.S. Treasury Bond with a rate of 12.00%, maturity date of 08/15/13 and a market value, including accrued interest, of $310,860.	304,764
	TOTAL SHORT-TERM INVESTMENTS (COST $304,764)	304,764
	TOTAL INVESTMENTS — 100.2% (Cost $153,652,318)	153,934,325
	Other Assets and Liabilities (net) — (0.2%)	(295,521)
	TOTAL NET ASSETS — 100.0%	$153,638,804

See accompanying notes to the financial statements.

2

GMO U.S. Equity Allocation Fund

(formerly GMO U.S. Sector Fund)
(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments in unaffiliated issuers, at value (cost $304,764) (Note 2)	$304,764
Investments in affiliated issuers, at value (cost $153,347,554) (Notes 2 and 8)	153,629,561
Interest receivable	60
Receivable for expenses reimbursed by Manager (Note 3)	5,642
Total assets	153,940,027
Liabilities:
Payable for investments purchased	280,000
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer fees	381
Accrued expenses	20,842
Total liabilities	301,223
Net assets	$153,638,804
Net assets consist of:
Paid-in capital	$153,067,852
Distributions in excess of net investment income	(263,695)
Accumulated net realized gain	552,640
Net unrealized appreciation	282,007
$153,638,804
Net assets attributable to:
Class III shares	$153,638,804
Shares outstanding:
Class III	25,471,255
Net asset value per share:
Class III	$6.03

See accompanying notes to the financial statements.

3

GMO U.S. Equity Allocation Fund

(formerly GMO U.S. Sector Fund)
(A Series of GMO Trust)

Statement of Operations — Six Months Ended August 31, 2006 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$1,687,858
Interest	6,638
Total investment income	1,694,496
Expenses:
Management fee (Note 3)	210,225
Shareholder service fee – Class III (Note 3)	95,571
Custodian, fund accounting agent and transfer agent fees	9,660
Audit and tax fees	13,524
Legal fees	1,932
Trustees fees and related expenses (Note 3)	1,866
Registration fees	3,220
Miscellaneous	1,472
Total expenses	337,470
Fees and expenses reimbursed by Manager (Note 3)	(29,256)
Indirectly incurred fees waived or borne by Manager (Note 3)	(199,816)
Shareholder service fee waived (Note 3)	(45,828)
Net expenses	62,570
Net investment income (loss)	1,631,926
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	6,752,650
Realized gains distributions from affiliated issuers (Note 8)	538,109
Net realized gain (loss)	7,290,759
Change in net unrealized appreciation (depreciation) on investments	(11,464,874)
Net realized and unrealized gain (loss)	(4,174,115)
Net increase (decrease) in net assets resulting from operations	$(2,542,189)

See accompanying notes to the financial statements.

4

GMO U.S. Equity Allocation Fund

(formerly GMO U.S. Sector Fund)
(A Series of GMO Trust)

Statement of Changes in Net Assets

	Six Months Ended August 31, 2006 (Unaudited)	Year Ended February 28, 2006
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,631,926	$2,316,901
Net realized gain (loss)	7,290,759	8,765,951
Change in net unrealized appreciation (depreciation)	(11,464,874)	(947,845)
Net increase (decrease) in net assets from operations	(2,542,189)	10,135,007
Distributions to shareholders from:
Net investment income
Class III	(2,622,991)	(2,798,187)
Net realized gains
Class III	(11,239,097)	(3,368,950)
	(13,862,088)	(6,167,137)
Net share transactions (Note 7):
Class III	(3,147,917)	17,780,604
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	44,525	20,076
Total increase (decrease) in net assets resulting from net share transactions and net purchase premiums and redemption fees	(3,103,392)	17,800,680
Total increase (decrease) in net assets	(19,507,669)	21,768,550
Net assets:
Beginning of period	173,146,473	151,377,923
End of period (including distributions in excess of net investment income of $263,695 and accumulated undistributed net investment income of $727,370, respectively)	$153,638,804	$173,146,473

See accompanying notes to the financial statements.

5

GMO U.S. Equity Allocation Fund

(formerly GMO U.S. Sector Fund)
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

	Six Months Ended August 31, 2006		Year Ended February 28/29,
	(Unaudited)		2006		2005		2004		2003	2002
Net asset value, beginning of period	$6.56		$6.41		$6.40		$4.53		$5.45	$5.11
Income (loss) from investment operations:
Net investment income (loss)(a)†	0.05		0.10		0.11		0.08		0.09	0.11
Net realized and unrealized gain (loss)	(0.12)		0.31		0.34		1.89		(1.00)	0.39
Total from investment operations	(0.07)		0.41		0.45		1.97		(0.91)	0.50
Less distributions to shareholders:
From net investment income	(0.09)		(0.12)		(0.14)		(0.02)		(0.01)	(0.16)
From net realized gains	(0.37)		(0.14)		(0.30)		(0.08)		—	—
Total distributions	(0.46)		(0.26)		(0.44)		(0.10)		(0.01)	(0.16)
Net asset value, end of period	$6.03		$6.56		$6.41		$6.40		$4.53	$5.45
Total Return(b)	(1.04	)%(c)**	6.45	%(c)	7.18	%(c)	43.72	%(c)	(16.78)%	9.80%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$153,639		$173,146		$151,378		$73,342		$13,144	$270
Net expenses to average daily net assets(d)	0.07	%*	0.01%		0.00	%(e)	0.00	%(e)	0.02%	0.00	%(e)
Net investment income to average daily net assets(a)	1.70	%*	1.52%		1.75%		1.43%		1.93%	1.99%
Portfolio turnover rate	30	%**	13%		16%		17%		24%	2%
Fees and expenses reimbursed by the Manager to average daily net assets:	0.29	%*	0.51%		0.54%		0.58%		0.88%	8.97%
Purchase premiums and redemption fees consisted of the following per share amounts:†	$0.00	(f)	$0.00	(f)	$0.00	(f)	$0.00	(f)	—	—

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying fund(s) in which the Fund invests.

(b)  The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown.

(c)  Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(d)  Net expenses exclude expenses incurred indirectly through investments in the underlying fund(s) (See Note 3).

(e)  Net expenses were less than 0.01%.

(f)  Purchase premiums and redemption fees were less than $0.01 per share.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

6

GMO U.S. Equity Allocation Fund

(formerly GMO U.S. Sector Fund)
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO U.S. Equity Allocation Fund (formerly GMO U.S. Sector Fund) (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than the Russell 3000 Index. The Fund is a fund of funds and invests primarily in shares of the GMO U.S. Equity Funds. The Fund seeks exposure to the securities in the Wilshire 5000 Stock Index through its investments in each of the underlying fund(s).

The financial statements of the series of the Trust in which the Fund invests ("underlying funds") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Shares of the underlying fund(s) and other mutual funds are valued at their net asset value.

Investments held by the underlying fund(s) are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies or procedures are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees.

7

GMO U.S. Equity Allocation Fund

(formerly GMO U.S. Sector Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of February 28, 2006, the Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Code, of $581,632 expiring in 2012. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Code related to share ownership activity.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$153,812,805	$1,483,958	$(1,362,438)	$121,520

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

8

GMO U.S. Equity Allocation Fund

(formerly GMO U.S. Sector Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Income dividends and capital gain distributions from the underlying fund(s) are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s). Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of the underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Purchases and redemptions of Fund shares

As of the date of this report, the premium on cash purchases and fee on redemption of Fund shares were each 0.03% of the amount invested or redeemed. The redemption fee is only applicable to shares acquired on or after June 30, 2003. The Fund's purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemption fees, if any, of the underlying fund(s) in which the Fund was invested. The level of purchase premium and redemption fee for the Fund may be adjusted to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2006 and the year ended February 28, 2006, the Fund received $21,020 and $10,965 in purchase premiums and $23,505 and $9,111 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of

9

GMO U.S. Equity Allocation Fund

(formerly GMO U.S. Sector Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

estimated costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. There is no premium for reinvested distributions.

3.  Fees and other transactions with affiliates

The Manager determines the allocation of the assets of the Fund among designated underlying fund(s). Effective June 30, 2006, the Manager does not directly charge an advisory fee or shareholder service fee, but receives management and shareholder service fees from the underlying fund(s) in which the Fund invests. Prior to June 30, 2006, GMO earned a management fee paid monthly at the annual rate of 0.33% of average daily net assets. The Fund also had a Shareholder Service Plan under which the Fund paid GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee was calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares. Prior to June 30, 2006, the Fund invested in Class III shares of each underlying fund(s) being offered.

Effective June 30, 2006, the Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 (excluding expenses indirectly incurred by investment in the underlying Funds, fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes).

Prior to June 30, 2006, the Manager waived the Fund's shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Class III shares of the Fund exceeded 0.15%, provided, however, that the amount of this waiver did not exceed 0.15%. In addition, the Manager had contractually agreed to reimburse the Fund for Fund expenses through June 30, 2006 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in the underlying Funds, fees and expenses of the independent trustees of the Trust, expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, and transfer taxes (collectively, "Excluded Fund Fees and Expenses")) exceeded 0.33% of the Fund's average daily net assets. In addition, the Manager had contractually agreed to reimburse the Fund through June 30, 2006 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in the underlying Funds (excluding these Funds' Excluded Fund Fees and Expenses) exceeded 0.33% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.33% of the Fund's average daily net assets.

10

GMO U.S. Equity Allocation Fund

(formerly GMO U.S. Sector Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s). For the six months ended August 31, 2006, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.316%	0.071%	0.387%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the six months ended August 31, 2006 was $1,314 and $552, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $55,229,520 and $70,040,173, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders and related party

As of August 31, 2006, 42.3% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's shares outstanding. Investment activities of these shareholders may have a material effect on the Fund.

As of August 31, 2006, less than 0.1% of the Fund's shares were held by one related party comprised of a certain GMO employee account.

11

GMO U.S. Equity Allocation Fund

(formerly GMO U.S. Sector Fund)
(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Six Months Ended August 31, 2006 (Unaudited)		Year Ended February 28, 2006
Class III:	Shares	Amount	Shares	Amount
Shares sold	8,056,727	$52,528,984	4,237,227	$27,401,967
Shares issued to shareholders in reinvestment of distributions	2,287,052	13,862,088	960,534	6,158,153
Shares repurchased	(11,248,449)	(69,538,989)	(2,430,815)	(15,779,516)
Purchase premiums and redemption fees	—	44,525	—	20,076
Net increase (decrease)	(904,670)	$(3,103,392)	2,766,946	$17,800,680

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of these affiliated issuers during the six months ended August 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO U.S. Core Equity Fund, Class III	$128,599,664	$—	$117,563,135	$—	$—	$—
GMO U.S. Core Equity Fund, Class VI	—	162,278,809	54,877,173	1,259,295	—	115,155,260
GMO U.S. Quality Equity Fund, Class III	32,203,358	—	30,934,229	—	—	—
GMO U.S. Quality Equity Fund, Class IV	—	40,197,826	12,503,000	349,779	36,162	28,759,982
GMO U.S. Small/Mid Cap Growth Fund, Class III	6,237,620	449,215	1,410,000	12,315	159,132	4,646,271
GMO U.S. Small/Mid Cap Value Fund, Class III	6,111,798	801,034	1,250,000	66,469	342,815	5,068,048
Totals	$173,152,440	$203,726,884	$218,537,537	$1,687,858	$538,109	$153,629,561

12

GMO U.S. Equity Allocation Fund

(formerly GMO U.S. Sector Fund)
(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of renewal of investment management agreement for GMO U.S. Equity Allocation Fund (formerly GMO U.S. Sector Fund). In determining to approve the renewal of the investment management agreement of the Fund for an additional twelve month period commencing June 30, 2006, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Trustees considered separately the investment management agreement for each fund of the Trust, but noted the common interests of the funds.

As discussed below, at meetings throughout the year, the Trustees considered information relevant to renewal of the Fund's investment management agreement. In addition, at a meeting on May 17, 2006 with their independent legal counsel and the Trust's independent chief compliance officer, the Trustees discussed extensive materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the renewal of the Fund's investment management agreement. At the conclusion of the meeting, the Trustees instructed their independent legal counsel to request additional information from the Manager, which was furnished by the Manager and/or addressed by the Manager at a meeting of the Trustees on May 31, 2006.

The Trustees met over the course of the year with the Fund's investment advisory personnel and considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel providing services under the Fund's investment management agreement. The Trustees also considered information concerning the investment philosophy of, and investment process applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

The Trustees also considered the Fund's investment performance relative to its performance benchmark, and as compared to the performance of any other accounts with similar objectives managed by the Manager and funds managed by other managers deemed by Lipper Inc. ("Lipper") to have similar objectives. The Trustees reviewed performance over various periods, including one-, five- and ten-year periods, where applicable, and for the life of the Fund, information prepared by Lipper, the volatility of the Fund's returns, as well as factors identified by the Manager as contributing to the Fund's performance. The Trustees also considered the qualifications and experience of the personnel responsible for managing the Fund, the support those personnel received from the Manager, the investment techniques used to manage the Fund, and the overall competence of the Manager.

The Trustees also gave substantial consideration to the fees payable under the Fund's investment management agreement. In particular, the Trustees considered the Manager's proposal to eliminate the

13

GMO U.S. Equity Allocation Fund

(formerly GMO U.S. Sector Fund)
(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

Fund's contractual advisory fee, effective June 30, 2006. The Trustees also considered that the Fund will continue to bear indirectly the advisory fees paid to the Manager by other funds of the Trust in which the Fund invests. In addition, the Trustees considered the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships). The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust, the Trust, and the investment divisions of the Manager responsible for the management of those funds; information prepared by Lipper concerning fees paid to managers of funds deemed by Lipper to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives to those of the other funds of the Trust.

The Trustees also considered other information regarding the quality of the services provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of the Fund and other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund was consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services provided by persons other than the Manager, considering, among other things, the Fund's total expenses, the Manager's reimbursement of certain expenses pursuant to its

14

GMO U.S. Equity Allocation Fund

(formerly GMO U.S. Sector Fund)
(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

contractual expense reimbursement arrangement in place with the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services provided supported the renewal of the Fund's investment management agreement.

At the end of the meeting on May 31, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the renewal of the Fund's investment management agreement, as amended and restated to reflect the elimination of the Fund's advisory fee, as discussed above, for an additional twelve-month period commencing June 30, 2006.

15

GMO U.S. Equity Allocation Fund

(formerly GMO U.S. Sector Fund)
(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2006 through August 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred*
Class III
1) Actual	0.46%	$1,000.00	$989.10	$2.31
2) Hypothetical	0.46%	$1,000.00	$1,022.89	$2.35

*  Expenses are calculated using the Class's annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

16

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Semiannual Report

August 31, 2006

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov Information regarding how the Fund votes proxies relating to portfolio securities during the most recent 12-month period ended June 30 is or will be available at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which will be available on the Commission's website at www.sec.gov. The Fund's Form N-Q (when available) may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)
Investments Concentration Summary
August 31, 2006 (Unaudited)

Asset Class Summary*	% of Total Net Assets
Common Stocks	94.6%
Short-Term Investments	6.3
Preferred Stocks	1.0
Rights and Warrants	0.0
Forward Currency Contracts	(0.1)
Futures	(0.2)
Other	(1.6)
100.0%
Country Summary**	% of Investments
Euro Region***	32.0%
Japan	27.3
United Kingdom	19.6
Switzerland	3.9
Australia	3.2
Sweden	2.3
Singapore	1.4
Korea	1.3
Hong Kong	1.0
Norway	1.0
Taiwan	1.0
Russia	0.9
Brazil	0.7
Austria	0.6
China	0.6
South Africa	0.6
Canada	0.5
India	0.5
Mexico	0.4
Denmark	0.3
Israel	0.2
Malaysia	0.2
Chile	0.1
Indonesia	0.1
Poland	0.1
Thailand	0.1
Turkey	0.1
100.0%

*  The table above incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust ("underlying fund(s)").

**  The table above incorporates aggregate indirect country exposure associated with investments in the underlying fund(s). The table excludes short-term investments and any investment in the underlying fund(s) that are less than 3% of invested assets. The table includes exposure through the use of derivative contracts.

***  The "Euro Region" is comprised of Belgium, Finland, France, Germany, Ireland, Italy, Netherlands and Spain.

1

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 2006 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
699,521	GMO Emerging Markets Quality Fund, Class VI	7,289,005

1,575,112	GMO International Growth Equity Fund, Class IV	49,222,266
1,441,559	GMO International Intrinsic Value Fund, Class IV	49,387,823
	TOTAL MUTUAL FUNDS (COST $101,049,800)	105,899,094

	SHORT-TERM INVESTMENTS — 0.0%
20,769	Citigroup Global Markets Repurchase Agreement, dated 08/31/06, due 09/01/06, with a maturity value of $20,771 and an effective yield of 3.55%, collateralized by a U.S. Treasury Bond with a rate of 12.00%, maturity date of 08/15/13 and market value, including accrued interest, of $21,184.	20,769
	TOTAL SHORT-TERM INVESTMENTS (COST $20,769)	20,769
	TOTAL INVESTMENTS — 100.0% (Cost $101,070,569)	105,919,863
	Other Assets and Liabilities (net) — 0.0%	(4,882)
	TOTAL NET ASSETS — 100.0%	$105,914,981

Notes to Schedule of Investments:

As of August 31, 2006, 89.5% of the Net Assets of the Fund, through investments in the underlying fund(s), were valued based on models used by a third party vendor (Note 2).

See accompanying notes to the financial statements.

2

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Assets and Liabilities — August 31, 2006 (Unaudited)

Assets:
Investments in affiliated issuers, at value (cost $101,049,800) (Notes 2 and 8)	$105,899,094
Investments in unaffiliated issuers, at value (cost $20,769) (Note 2)	20,769
Receivable for expenses reimbursed by Manager (Note 3)	3,877
Total assets	105,923,740
Liabilities:
Payable to affiliate for (Note 3):
Trustees and Chief Compliance Officer fees	6
Accrued expenses	8,753
Total liabilities	8,759
Net assets	$105,914,981
Net assets consist of:
Paid-in capital	$98,831,095
Accumulated undistributed net investment income	81,312
Accumulated net realized gain	2,153,280
Net unrealized appreciation	4,849,294
$105,914,981
Net assets attributable to:
Class III shares	$105,914,981
Shares outstanding:
Class III	5,126,233
Net asset value per share:
Class III	$20.66

See accompanying notes to the financial statements.

3

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Operations — Period from June 5, 2006 through August 31, 2006 (Unaudited)

Investment Income:
Dividends from affiliated issuers (Note 8)	$79,748
Interest	1,675
Total investment income	81,423
Expenses:
Custodian, fund accounting agent and transfer agent fees	783
Audit and tax fees	8,526
Legal fees	609
Trustees fees and related expenses (Note 3)	111
Registration fees	348
Miscellaneous	609
Total expenses	10,986
Fees and expenses reimbursed by Manager (Note 3)	(10,875)
Net expenses	111
Net investment income (loss)	81,312
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in affiliated issuers	(1,420)
Realized gains distributions from affiliated issuers (Note 8)	2,154,700
Net realized gain (loss)	2,153,280
Change in net unrealized appreciation (depreciation) on investments	4,849,294
Net realized and unrealized gain (loss)	7,002,574
Net increase (decrease) in net assets resulting from operations	$7,083,886

See accompanying notes to the financial statements.

4

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Statement of Changes in Net Assets

Period from June 5, 2006 (commencement of operations) through August 31, 2006 (Unaudited)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$81,312
Net realized gain (loss)	2,153,280
Change in net unrealized appreciation (depreciation)	4,849,294
Net increase (decrease) in net assets from operations	7,083,886
Net share transactions (Note 7):
Class III	98,794,287
Purchase premiums and redemption fees (Notes 2 and 7):
Class III	36,808
Total increase (decrease) in net assets resulting from net share transactions and net purchase premiums and redemption fees	98,831,095
Total increase (decrease) in net assets	105,914,981
Net assets:
Beginning of period	—
End of period (including accumulated undistributed net investment income of $81,312)	$105,914,981

See accompanying notes to the financial statements.

5

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout the period)

	Period from June 5, 2006 (commencement of operations) through August 31, 2006 (Unaudited)
Net asset value, beginning of period	$20.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.02	†
Net realized and unrealized gain (loss)	0.64
Total from investment operations	0.66
Net asset value, end of period	$20.66
Total Return(b)	3.30	%**
Ratios/Supplemental Data:
Net assets, end of period (000's)	$105,915
Net expenses to average daily net assets(c)(d)	0.00	%*
Net investment income to average daily net assets(a)	0.45	%*
Portfolio turnover rate(e)	0	%**
Fees and expenses reimbursed by the Manager to average daily net assets:	0.06	%*
Purchase premiums and redemption fees consisted of the following per share amounts:	$0.01	†

(a)  Net investment income is affected by the timing of the declaration of dividends by the underlying fund(s) in which the Fund invests.

(b)  The total return would have been lower had certain expenses not been reimbursed during the period shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.

(c)  Net expenses to average daily net assets were less than 0.01%.

(d)  Net expenses exclude expenses incurred indirectly through investment in the underlying fund(s) (See Note 3).

(e)  Portfolio turnover rate calculated to less than 1%.

†  Calculated using average shares outstanding throughout the period.

*  Annualized.

**  Not annualized.

See accompanying notes to the financial statements.

6

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements
August 31, 2006 (Unaudited)

1.  Organization

GMO International Opportunities Equity Allocation Fund (the "Fund"), which commenced operations on June 5, 2006, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust ("Trustees") to create an unlimited number of series of shares ("Funds") and to subdivide Funds into classes.

The Fund seeks total return greater than the MSCI EAFE Index (Europe, Australasia, and Far East). The Fund is a fund of funds and invests primarily in shares of the GMO International Equity Funds (which may include one or more of the GMO Emerging Markets Funds). The Fund may also invest in shares of other GMO Funds, including the GMO Fixed Income Funds, GMO Alpha Only Fund, and GMO Alternative Asset Opportunity Fund.

The financial statements of the series of the Trust in which the Fund invests ("underlying fund(s)") should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 (collect) or by visiting GMO's website at www.gmo.com.

2.  Significant accounting policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio valuation

Shares of the underlying fund(s) and other mutual funds are valued at their net asset value.

Investments held by the underlying fund(s) are valued as follows. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are generally valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates fair value. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies or procedures are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or other persons acting at their direction pursuant to procedures approved by the Trustees. Because many foreign equity securities markets and exchanges close prior to the close of the New York

7

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities are generally valued by a third party vendor using fair value prices based on models to the extent that these fair value prices are available.

Repurchase agreements

The Fund may enter into repurchase agreements with banks and broker-dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. Repurchase agreements outstanding at the end of the period are listed in the Fund's Schedule of Investments.

Taxes and distributions

The Fund intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Fund's policy is to declare and pay distributions from net investment income, if any, semiannually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

As of August 31, 2006, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$101,071,989	$4,847,874	$—	$4,847,874

Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

8

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Recently issued accounting pronouncement

In June 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 ("FIN 48") was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. At this time the Fund has not yet determined whether or not the adoption of FIN 48 will require it to make any adjustments to its net assets or have any other effect on its financial statements.

Security transactions and related investment income

Security transactions are accounted for on trade date. Income dividends and capital gain distributions from the underlying fund(s) are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Expenses

The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying fund(s). Because the underlying fund(s) have varied expense and fee levels and the Fund may own different proportions of the underlying fund(s) at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

Purchases and redemptions of Fund shares

As of the date of this report, the premium on cash purchases and fee on redemptions of Fund shares are each 0.03% of the amount invested. The Fund's purchase premium or redemption fee are approximately equal to the weighted average of the purchase premiums and redemptions fees, if any, of the underlying fund(s) in which the Fund was invested. The level of purchase premium and redemption fee for the Fund may be adjusted to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee in an amount approximately equal to the fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the period ended August 31, 2006, the Fund received $36,808 in purchase premiums and $0 in redemption fees, respectively. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of estimated costs (e.g. stamp duties and transfer taxes) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. There is no premium for reinvested distributions.

9

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

Investment risks

The Fund is subject to the investment risks associated with an investment in the underlying fund(s), some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in U.S. securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risks associated with an investment in the underlying fund(s) may be more pronounced to the extent that the underlying fund(s) engage in derivative transactions.

3.  Fees and other transactions with affiliates

The Manager determines the allocation of the assets of the Fund among designated underlying fund(s). The Manager does not directly charge a management fee or shareholder service fee, but receives management and shareholder service fees from the underlying fund(s) in which the Fund invests.

The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2007 (excluding expenses indirectly incurred by investment in the underlying Funds, fees and expenses of the independent trustees of the Trust, fees and expenses for legal services not procured or provided by the Manager for the Trust, compensation and expenses of the Trust's Chief Compliance Officer ("CCO") (excluding employee benefits), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, transfer taxes and expenses indirectly incurred in the underlying fund(s)).

The Fund incurs fees and expenses indirectly as a shareholder in the underlying fund(s). For the period ended August 31, 2006, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

Indirect Net Expenses (excluding shareholder service fees)	Indirect Shareholder Service Fees	Total Indirect Expenses
0.538%	0.097%	0.635%

The Fund's portion of the fees paid by the Trust to the independent Trustees and CCO during the period ended August 31, 2006 was $111 and $0, respectively. No remuneration was paid by the Fund to any other officer of the Trust.

10

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

4.  Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 2006 aggregated $101,081,220 and $30,000, respectively.

5.  Guarantees

In the normal course of business the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. Based on experience, management is of the view that the risk of loss in connection with these potential indemnification obligations is remote; however, there can be no assurance that material liabilities related to such obligations will not arise in the future that could adversely impact the Fund.

6.  Principal shareholders

As of August 31, 2006, 70.4% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

7.  Share transactions

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Period from June 5, 2006 (commencement of operations) through August 31, 2006 (Unaudited)
Class III:	Shares	Amount
Shares sold	5,126,233	$98,794,287
Purchase premiums and redemption fees	—	36,808
Net increase (decrease)	5,126,233	$98,831,095

11

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Notes to Financial Statements — (Continued)
August 31, 2006 (Unaudited)

8.  Investments in affiliated issuers

A summary of the Fund's transactions in the shares of these affiliated issuers during the period ended August 31, 2006 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Distributions of Realized Gains	Value, end of period
GMO Emerging Markets Quality Fund, Class VI	$—	$6,875,813	$—	$10,475	$131,892	$7,289,005
GMO International Growth Equity Fund, Class III	—	34,533,570	34,532,367	—	1,012,669	—
GMO International Growth Equity Fund, Class IV	—	47,034,867	—	—	—	49,222,266
GMO International Intrinsic Value Fund, Class IV	—	47,146,837	7,500	69,273	1,010,139	49,387,823
Totals	$—	$135,591,087	$34,539,867	$79,748	$2,154,700	$105,899,094

12

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement
August 31, 2006 (Unaudited)

Approval of investment management agreement for GMO International Opportunities Equity Allocation Fund. In determining to approve the initial investment management agreement of the Fund, the Trustees, each of whom is not an "interested person" of GMO Trust (the "Trust"), considered information that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. At a meeting on March 1, 2006, the Trustees discussed materials provided by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager") to the Trustees for purposes of considering the Manager's proposal to establish the Fund, as well as two other funds of the Trust, as new series of the Trust and the proposed new investment management agreements between the Trust, on behalf of each such fund, and the Manager. The Trustees considered separately the investment management agreement for each fund, but noted the common interests of the funds. During the meeting, the Trustees met with the director of the Manager's Asset Allocation Division – the investment division which would be responsible for the management of the Fund. As discussed below, at meetings throughout the year, the Trustees also considered other information relevant to approval of the Fund's investment management agreement.

The Trustees considered that they had met with the Fund's investment advisory personnel over the course of the year. The Trustees also considered information provided by the Manager relating to the education, experience, and number of investment professionals and other personnel who will provide services under the Fund's investment management agreement. In addition, the Trustees considered information concerning the investment philosophy of, and investment process to be applied by, the Manager in managing the Fund and the level of skill required to manage the Fund. In evaluating that information, the Trustees considered the Manager's in-house resources as well as other resources available to the Manager's personnel. The Trustees also took into account the time and attention to be devoted by senior management to the Fund. The Trustees considered the business reputation of the Manager, its financial resources and its professional liability insurance coverage.

Since the Fund had not yet commenced operations, the Trustees were unable to consider its performance. However, the Trustees considered the qualifications and experience of the personnel responsible for managing the Trust's existing asset allocation funds, the support those personnel received from the Manager, the investment techniques used to manage those funds, and the overall competence of the Manager.

The Trustees gave substantial consideration to the fact that the Fund would not pay an advisory fee to the Manager under the Fund's investment management agreement, but that the Fund would indirectly bear advisory fees paid to the Manager by other funds of the Trust in which it invests. The Trustees also considered the so-called "fallout benefits" to the Manager, such as the receipt of shareholder servicing fees pursuant to the Trust's servicing agreements and reputational value to be derived from serving as investment manager to the Fund. The Trustees regarded the ability of the funds of the Trust to establish a public record of their performance also to be a fallout benefit to the Manager because of the opportunity that record might create for the Manager to increase assets under management by, for example, attracting new clients and expanding existing client relationships (including through sub-advisory relationships).

13

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

The Trustees noted that they had approved renewal of the Manager's investment management agreements with the other funds of the Trust in which the Fund may invest and had concluded that the advisory fees charged to those funds were reasonable, after considering, among other things: possible economies of scale to the Manager in connection with its management of the other funds of the Trust; the Manager's profitability with respect to the other funds of the Trust, the Trust, and the investment divisions of the Manager responsible for the management of those funds; information prepared by Lipper Inc. ("Lipper") concerning fees paid to managers of funds deemed by Lipper to have similar objectives to those of the other funds of the Trust; and information provided by the Manager regarding fees paid by its separate account clients and any non-proprietary mutual fund clients with similar objectives to those of the other funds of the Trust.

The Trustees also considered other information regarding the quality of the services to be provided by the Manager to the Fund. The Trustees evaluated the Manager's record with respect to regulatory compliance and compliance with the investment policies of other funds of the Trust. The Trustees also evaluated the procedures of the Manager designed to fulfill the Manager's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Manager's code of ethics (regulating the personal trading and business conduct of its officers and employees), the procedures by which the Manager allocates trades among its investment advisory clients, the Manager's and the Fund's proxy voting policies and procedures, the integrity of the systems in place to ensure compliance with the foregoing, and the record of the Manager in these matters. The Trustees also received information concerning the Manager's practices and results with respect to the execution of portfolio transactions.

The Trustees considered the scope of the services to be provided by the Manager to the Fund under the investment management agreement and shareholder service agreement. The Trustees noted that the standard of care set forth in the investment management agreement was comparable to that found in most mutual fund investment management agreements. The Trustees noted that the scope of the Manager's services to the Fund would be consistent with the Fund's operational requirements, including, in addition to seeking to achieve the Fund's investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements, and related shareholder services. The Trustees considered the Manager's management of non-advisory services to be provided by persons other than the Manager, considering, among other things, the Fund's estimated total expenses, the Manager's proposed contractual expense reimbursement arrangement with respect to the Fund, and the reputation of the Fund's other service providers.

After reviewing these factors, among others, the Trustees concluded, within the context of their overall conclusions regarding the agreement, that the nature, extent, and quality of services to be provided supported the approval of the Fund's investment management agreement.

14

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Board Review of Investment Management Agreement — (Continued)
August 31, 2006 (Unaudited)

At the end of the meeting on March 1, 2006, the Trustees, each of whom is not an "interested person" of the Trust, based on their evaluation of all factors that they deemed to be material, including those factors described above, approved the Fund's initial investment management agreement for an initial period ending on the second anniversary of the agreement's execution.

15

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Fund Expenses
August 31, 2006 (Unaudited)

Expense Examples: The following information is in relation to expenses for the period ended August 31, 2006.

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including purchase premiums and redemption fees; and (2) ongoing costs including indirect management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, as outlined in the notes to the table below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $5,000,000 account value divided by $1,000 = 5,000), then multiply the result by the number in the first line under the heading entitled "Net Expense Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Annualized Net Expense Ratio	Beginning Account Value	Ending Account Value	Net Expense Incurred
Class III
1	) Actual	0.64%	$1,000.00	$1,033.00	$3.28	(a)
2	) Hypothetical	0.64%	$1,000.00	$1,021.98	$3.26	(b)

(a)  For the period June 5, 2006 (commencement of operations) through August 31, 2006. Expense is calculated using the Class's annualized net expense ratio (including interest expense and indirect

16

GMO International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Fund Expenses — (Continued)
August 31, 2006 (Unaudited)

expenses incurred) for the period ended August 31, 2006, multiplied by the average account value over the period, multiplied by 87 days in the period, divided by 365 days in the year.

(b)  For the period March 1, 2006 through August 31, 2006. Expense is calculated using the Class's annualized net expense ratio (including interest expense and indirect expenses incurred) for the period ended August 31, 2006, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

17

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.  Schedule of Investments.

The complete schedule of investments for each series of the registrant is included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)   The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as EX-99.CERT.

(a)(3)  Not applicable to this registrant

(b)         Certifications by the Chief Executive Officer and Principal Financial Officer of the registrant  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) are attached hereto as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Scott Eston
Scott Eston, Chief Executive Officer

	Date:	October 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Scott Eston
Scott Eston, Chief Executive Officer

	Date:	October 30, 2006

By (Signature and Title):	/s/ Susan Randall Harbert
Susan Randall Harbert, Principal Financial Officer

	Date :	October 30, 2006